UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Conservative Income Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity SAI Enhanced Core Bond Fund, Fidelity SAI Low Duration Bond Fund, Fidelity SAI Short-Term Bond Fund, Fidelity SAI Sustainable Core Plus Bond Fund, Fidelity SAI Total Bond Fund, Fidelity Short-Term Bond Fund, and Fidelity Tactical Bond Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class Z : FIKTX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	4.94%	2.03%	2.68%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.71%	2.44%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 35.1
AAA - 17.8
AA - 1.6
A - 19.6
BBB - 19.2
BB - 1.4
B - 0.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 34.9
Asset-Backed Securities - 17.7
CMOs and Other Mortgage Related Securities - 5.1
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.8
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 4.4
Germany - 3.0
Canada - 2.3
France - 1.1
Ireland - 1.0
Netherlands - 0.9
Denmark - 0.6
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
JPMorgan Chase & Co	1.5
Bank of America Corp	1.3
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	1.0
Citigroup Inc	1.0
General Motors Financial Co Inc	1.0
Barclays PLC	0.9
Wheels Fleet Lease Funding 1 LLC	0.9
Ford Motor Credit Co LLC	0.8
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913623.101    3254-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class I : FBAHX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	3.30%	1.06%
Bloomberg U.S. Aggregate Bond Index	3.14%	0.48%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.8
AAA - 0.8
AA - 0.4
A - 3.2
BBB - 12.1
BB - 14.2
B - 13.2
CCC,CC,C - 4.6
D - 0.0
Not Rated - 6.1
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.8
Corporate Bonds - 26.5
Bank Loan Obligations - 12.7
Asset-Backed Securities - 5.1
Foreign Government and Government Agency Obligations - 5.1
CMOs and Other Mortgage Related Securities - 2.3
Preferred Securities - 1.7
Municipal Securities - 1.2
Common Stocks - 0.6
Alternative Funds - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.0
United Kingdom - 2.9
Germany - 1.7
Canada - 1.6
Japan - 1.4
Mexico - 1.3
Brazil - 1.3
France - 1.3
Dominican Republic - 1.1
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.3
US Treasury Bonds	18.5
Domino's Pizza Master Issuer LLC	1.8
Japan Government	1.3
Petroleos Mexicanos	1.3
Chicago IL Brd Ed	1.2
Dominican Republic	1.1
Planet Fitness Master Issuer LLC	1.0
Brazilian Federative Republic	1.0
Colombian Republic	0.9
51.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913681.101    6506-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class A : FGBAX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-1.13%	-1.32%	1.69%
Class A (without 4.00% sales charge)	2.99%	-0.51%	2.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 59.5
AAA - 8.5
AA - 0.8
A - 7.5
BBB - 16.6
BB - 3.0
B - 1.1
CCC,CC,C - 0.0
Not Rated - 5.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 9.8
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.1
Bank Loan Obligations - 0.1
Other Investments - 0.1
Options - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Grand Cayman (UK Overseas Ter) - 5.3
Mexico - 0.8
Germany - 0.8
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	10.2
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.0
Citigroup Inc	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	1.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913585.101    1118-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Intermediate Bond Fund Fidelity® Intermediate Bond Fund : FTHRX

This annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring intermediate-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning, particularly within its U.S. Treasury holdings, detracted from relative performance.
•At period end, corporates made up about 42% of fund assets, roughly equal to a year ago and notably overweight versus the benchmark average of about 30%.
•Exposure to U.S. Treasurys stood at about 40% as of August 31, compared with an average of roughly 64% for the benchmark, while out-of-benchmark exposure to ABS stood at about 13% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Bond Fund	4.75%	0.87%	2.29%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.70%	0.73%	2.12%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$4,415,018,859
Number of Holdings	741
Total Advisory Fee	$11,127,619
Portfolio Turnover	33%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 39.7
AAA - 12.2
AA - 0.6
A - 16.9
BBB - 23.6
BB - 1.9
B - 0.3
CCC,CC,C - 0.0
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 41.5
U.S. Treasury Obligations - 39.5
Asset-Backed Securities - 12.8
CMOs and Other Mortgage Related Securities - 4.7
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.0
United Kingdom - 3.5
Germany - 1.9
Canada - 1.7
Japan - 1.5
Ireland - 1.4
France - 0.8
Netherlands - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	39.5
Morgan Stanley	1.7
Bank of America Corp	1.6
Wells Fargo & Co	1.4
JPMorgan Chase & Co	1.4
GMF Floorplan Owner Revolving Trust	1.0
Deutsche Bank AG/New York NY	0.9
NatWest Group PLC	0.8
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.8
49.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913591.101    32-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class C : FTKCX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	1.28%	0.06%
Class C	2.27%	0.06%
Bloomberg U.S. Aggregate Bond Index	3.14%	0.48%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.8
AAA - 0.8
AA - 0.4
A - 3.2
BBB - 12.1
BB - 14.2
B - 13.2
CCC,CC,C - 4.6
D - 0.0
Not Rated - 6.1
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.8
Corporate Bonds - 26.5
Bank Loan Obligations - 12.7
Asset-Backed Securities - 5.1
Foreign Government and Government Agency Obligations - 5.1
CMOs and Other Mortgage Related Securities - 2.3
Preferred Securities - 1.7
Municipal Securities - 1.2
Common Stocks - 0.6
Alternative Funds - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.0
United Kingdom - 2.9
Germany - 1.7
Canada - 1.6
Japan - 1.4
Mexico - 1.3
Brazil - 1.3
France - 1.3
Dominican Republic - 1.1
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.3
US Treasury Bonds	18.5
Domino's Pizza Master Issuer LLC	1.8
Japan Government	1.3
Petroleos Mexicanos	1.3
Chicago IL Brd Ed	1.2
Dominican Republic	1.1
Planet Fitness Master Issuer LLC	1.0
Brazilian Federative Republic	1.0
Colombian Republic	0.9
51.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913679.101    6504-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class M : FGBTX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-0.99%	-1.31%	1.69%
Class M (without 4.00% sales charge)	3.13%	-0.50%	2.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 59.5
AAA - 8.5
AA - 0.8
A - 7.5
BBB - 16.6
BB - 3.0
B - 1.1
CCC,CC,C - 0.0
Not Rated - 5.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 9.8
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.1
Bank Loan Obligations - 0.1
Other Investments - 0.1
Options - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Grand Cayman (UK Overseas Ter) - 5.3
Mexico - 0.8
Germany - 0.8
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	10.2
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.0
Citigroup Inc	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	1.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913587.101    1125-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Conservative Income Bond Fund Fidelity Flex® Conservative Income Bond Fund : FJTDX

This annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 51% of fund assets, down from 54% a year ago. At the same time, exposure to U.S. Treasurys rose from roughly 17% to about 19% of assets, while the portfolio's out-of-benchmark position in ABS increased from approximately 14% of assets to about 16% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 31, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Conservative Income Bond Fund	5.10%	3.32%	3.06%
Bloomberg U.S. 3-6 Month Treasury Bill Index	4.60%	2.93%	2.65%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.83%
A   From May 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$590,613,906
Number of Holdings	349
Total Advisory Fee	$0
Portfolio Turnover	71%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 15.3
AA - 3.7
A - 23.2
BBB - 10.1
Not Rated - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 28.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 37.3
U.S. Treasury Obligations - 18.4
Asset-Backed Securities - 15.7
Short-Term Investments and Net Other Assets (Liabilities) - 28.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.6
Canada - 3.1
United Kingdom - 2.9
Germany - 2.0
Netherlands - 1.5
Switzerland - 0.9
Japan - 0.8
Australia - 0.7
Ireland - 0.5
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	13.9
US Treasury Notes	4.5
Mitsubishi UFJ Trust & Banking Corp/NY	1.9
Bank of Nova Scotia/Houston	1.6
National Bank of Canada	1.3
JPMorgan Chase & Co	1.3
Sumitomo Mitsui Banking Corp/New York	1.3
Bank of Montreal	1.2
Mizuho Bank Ltd/New York NY	1.1
GMF Floorplan Owner Revolving Trust	1.1
29.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913655.101    3087-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class Z : FBAPX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.61%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	3.50%	1.17%
Bloomberg U.S. Aggregate Bond Index	3.14%	0.48%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.8
AAA - 0.8
AA - 0.4
A - 3.2
BBB - 12.1
BB - 14.2
B - 13.2
CCC,CC,C - 4.6
D - 0.0
Not Rated - 6.1
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.8
Corporate Bonds - 26.5
Bank Loan Obligations - 12.7
Asset-Backed Securities - 5.1
Foreign Government and Government Agency Obligations - 5.1
CMOs and Other Mortgage Related Securities - 2.3
Preferred Securities - 1.7
Municipal Securities - 1.2
Common Stocks - 0.6
Alternative Funds - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.0
United Kingdom - 2.9
Germany - 1.7
Canada - 1.6
Japan - 1.4
Mexico - 1.3
Brazil - 1.3
France - 1.3
Dominican Republic - 1.1
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.3
US Treasury Bonds	18.5
Domino's Pizza Master Issuer LLC	1.8
Japan Government	1.3
Petroleos Mexicanos	1.3
Chicago IL Brd Ed	1.2
Dominican Republic	1.1
Planet Fitness Master Issuer LLC	1.0
Brazilian Federative Republic	1.0
Colombian Republic	0.9
51.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913682.101    6507-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class I : FGBPX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	3.39%	-0.25%	2.38%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 59.5
AAA - 8.5
AA - 0.8
A - 7.5
BBB - 16.6
BB - 3.0
B - 1.1
CCC,CC,C - 0.0
Not Rated - 5.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 9.8
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.1
Bank Loan Obligations - 0.1
Other Investments - 0.1
Options - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Grand Cayman (UK Overseas Ter) - 5.3
Mexico - 0.8
Germany - 0.8
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	10.2
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.0
Citigroup Inc	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	1.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913588.101    1126-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class C : FGBCX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.52%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	1.21%	-1.27%	1.48%
Class C	2.21%	-1.27%	1.48%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 59.5
AAA - 8.5
AA - 0.8
A - 7.5
BBB - 16.6
BB - 3.0
B - 1.1
CCC,CC,C - 0.0
Not Rated - 5.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 9.8
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.1
Bank Loan Obligations - 0.1
Other Investments - 0.1
Options - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Grand Cayman (UK Overseas Ter) - 5.3
Mexico - 0.8
Germany - 0.8
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	10.2
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.0
Citigroup Inc	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	1.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913586.101    1124-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class C : FANCX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 12, 2016 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.79%	0.89%	1.16%
Class C	3.79%	0.89%	1.16%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.71%	1.95%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.34%
A   From July 12, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 35.1
AAA - 17.8
AA - 1.6
A - 19.6
BBB - 19.2
BB - 1.4
B - 0.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 34.9
Asset-Backed Securities - 17.7
CMOs and Other Mortgage Related Securities - 5.1
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.8
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 4.4
Germany - 3.0
Canada - 2.3
France - 1.1
Ireland - 1.0
Netherlands - 0.9
Denmark - 0.6
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
JPMorgan Chase & Co	1.5
Bank of America Corp	1.3
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	1.0
Citigroup Inc	1.0
General Motors Financial Co Inc	1.0
Barclays PLC	0.9
Wheels Fleet Lease Funding 1 LLC	0.9
Ford Motor Credit Co LLC	0.8
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913620.101    2843-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class M : FTYMX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.95%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-0.98%	-0.32%
Class M (without 4.00% sales charge)	3.15%	0.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	0.48%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.8
AAA - 0.8
AA - 0.4
A - 3.2
BBB - 12.1
BB - 14.2
B - 13.2
CCC,CC,C - 4.6
D - 0.0
Not Rated - 6.1
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.8
Corporate Bonds - 26.5
Bank Loan Obligations - 12.7
Asset-Backed Securities - 5.1
Foreign Government and Government Agency Obligations - 5.1
CMOs and Other Mortgage Related Securities - 2.3
Preferred Securities - 1.7
Municipal Securities - 1.2
Common Stocks - 0.6
Alternative Funds - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.0
United Kingdom - 2.9
Germany - 1.7
Canada - 1.6
Japan - 1.4
Mexico - 1.3
Brazil - 1.3
France - 1.3
Dominican Republic - 1.1
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.3
US Treasury Bonds	18.5
Domino's Pizza Master Issuer LLC	1.8
Japan Government	1.3
Petroleos Mexicanos	1.3
Chicago IL Brd Ed	1.2
Dominican Republic	1.1
Planet Fitness Master Issuer LLC	1.0
Brazilian Federative Republic	1.0
Colombian Republic	0.9
51.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913680.101    6505-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Investment Grade Bond Fund Fidelity® Investment Grade Bond Fund : FBNDX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Investment Grade Bond Fund	3.44%	-0.21%	2.43%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 59.5
AAA - 8.5
AA - 0.8
A - 7.5
BBB - 16.6
BB - 3.0
B - 1.1
CCC,CC,C - 0.0
Not Rated - 5.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 9.8
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.1
Bank Loan Obligations - 0.1
Other Investments - 0.1
Options - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Grand Cayman (UK Overseas Ter) - 5.3
Mexico - 0.8
Germany - 0.8
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	10.2
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.0
Citigroup Inc	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	1.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913589.101    26-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond Fund Fidelity® Tactical Bond Fund : FBAGX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 71	0.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Tactical Bond Fund	3.41%	1.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	0.48%
A   From February 10, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.8
AAA - 0.8
AA - 0.4
A - 3.2
BBB - 12.1
BB - 14.2
B - 13.2
CCC,CC,C - 4.6
D - 0.0
Not Rated - 6.1
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.8
Corporate Bonds - 26.5
Bank Loan Obligations - 12.7
Asset-Backed Securities - 5.1
Foreign Government and Government Agency Obligations - 5.1
CMOs and Other Mortgage Related Securities - 2.3
Preferred Securities - 1.7
Municipal Securities - 1.2
Common Stocks - 0.6
Alternative Funds - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.0
United Kingdom - 2.9
Germany - 1.7
Canada - 1.6
Japan - 1.4
Mexico - 1.3
Brazil - 1.3
France - 1.3
Dominican Republic - 1.1
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.3
US Treasury Bonds	18.5
Domino's Pizza Master Issuer LLC	1.8
Japan Government	1.3
Petroleos Mexicanos	1.3
Chicago IL Brd Ed	1.2
Dominican Republic	1.1
Planet Fitness Master Issuer LLC	1.0
Brazilian Federative Republic	1.0
Colombian Republic	0.9
51.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913677.101    6502-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Enhanced Core Bond Fund Fidelity® SAI Enhanced Core Bond Fund : FECBX

This annual shareholder report contains information about Fidelity® SAI Enhanced Core Bond Fund for the period March 18, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Core Bond Fund A	$ 7	0.15%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,604,516,252
Number of Holdings	614
Total Advisory Fee	$887,096
Portfolio TurnoverA	180%
A Amount not annualized
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.6
AAA - 3.0
AA - 1.1
A - 15.2
BBB - 16.2
BB - 1.6
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.9
Corporate Bonds - 32.9
U.S. Government Agency - Mortgage Securities - 25.3
CMOs and Other Mortgage Related Securities - 1.8
Asset-Backed Securities - 1.6
Foreign Government and Government Agency Obligations - 0.9
U.S. Government Agency Obligations - 0.4
Other Investments - 0.2
Municipal Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
United Kingdom - 3.8
Canada - 2.8
Japan - 1.1
Australia - 1.0
Mexico - 0.8
Germany - 0.7
Spain - 0.5
Netherlands - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	10.8
Uniform Mortgage Backed Securities	10.2
Ginnie Mae II Pool	6.8
Fannie Mae Mortgage pass-thru certificates	4.9
Freddie Mac Gold Pool	2.1
Fannie Mae	1.3
Citigroup Inc	0.9
JPMorgan Chase & Co	0.8
Oracle Corp	0.7
65.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918573.100    9034-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Short-Term Bond Fund Fidelity® SAI Short-Term Bond Fund : FZOMX

This annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 22	0.21%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. A small, out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 38% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at 41% as of August 31, up from about 31% a year ago, compared with an average of 70% for the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 15, 2020 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Short-Term Bond Fund	4.98%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.72%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.71%
A   From September 15, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$4,058,515,794
Number of Holdings	477
Total Advisory Fee	$8,331,672
Portfolio Turnover	87%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.0
AAA - 16.0
AA - 0.9
A - 17.5
BBB - 18.7
BB - 1.5
Not Rated - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.0
Corporate Bonds - 37.9
Asset-Backed Securities - 17.0
CMOs and Other Mortgage Related Securities - 3.0
U.S. Government Agency - Mortgage Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.7
United Kingdom - 4.5
Grand Cayman (UK Overseas Ter) - 4.1
Germany - 2.9
Canada - 1.9
Ireland - 1.3
France - 1.1
Denmark - 0.7
Bailiwick Of Jersey - 0.6
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	41.0
Bank of America Corp	1.7
JPMorgan Chase & Co	1.4
Citigroup Inc	1.3
HSBC Holdings PLC	1.3
Deutsche Bank AG/New York NY	1.2
Barclays PLC	1.2
General Motors Financial Co Inc	1.1
Wells Fargo & Co	0.9
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.9
52.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913666.101    6218-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class Z : FIKQX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	3.39%	-0.11%	2.66%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 59.5
AAA - 8.5
AA - 0.8
A - 7.5
BBB - 16.6
BB - 3.0
B - 1.1
CCC,CC,C - 0.0
Not Rated - 5.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 9.8
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.1
Bank Loan Obligations - 0.1
Other Investments - 0.1
Options - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.5
Grand Cayman (UK Overseas Ter) - 5.3
Mexico - 0.8
Germany - 0.8
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	10.2
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.0
Citigroup Inc	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	1.0
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913590.101    3251-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class A : FTKAX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.95%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-0.98%	-0.32%
Class A (without 4.00% sales charge)	3.15%	0.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	0.48%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.8
AAA - 0.8
AA - 0.4
A - 3.2
BBB - 12.1
BB - 14.2
B - 13.2
CCC,CC,C - 4.6
D - 0.0
Not Rated - 6.1
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.8
Corporate Bonds - 26.5
Bank Loan Obligations - 12.7
Asset-Backed Securities - 5.1
Foreign Government and Government Agency Obligations - 5.1
CMOs and Other Mortgage Related Securities - 2.3
Preferred Securities - 1.7
Municipal Securities - 1.2
Common Stocks - 0.6
Alternative Funds - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.0
United Kingdom - 2.9
Germany - 1.7
Canada - 1.6
Japan - 1.4
Mexico - 1.3
Brazil - 1.3
France - 1.3
Dominican Republic - 1.1
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.3
US Treasury Bonds	18.5
Domino's Pizza Master Issuer LLC	1.8
Japan Government	1.3
Petroleos Mexicanos	1.3
Chicago IL Brd Ed	1.2
Dominican Republic	1.1
Planet Fitness Master Issuer LLC	1.0
Brazilian Federative Republic	1.0
Colombian Republic	0.9
51.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913678.101    6503-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Low Duration Bond Fund Fidelity® SAI Low Duration Bond Fund : FZOLX

This annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed.
•In contrast, a small allocation to cash was a modest drag on relative performance.
•At period end, corporates made up about 51% of fund assets, up from roughly 49% a year ago. Our exposure to U.S. Treasurys increased slightly from about 21% to roughly 22%, while out-of-benchmark exposure to ABS held steady at approximately 23% of assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 15, 2020 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Low Duration Bond Fund	5.04%	3.08%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	2.49%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.71%
A   From September 15, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$7,093,023,262
Number of Holdings	398
Total Advisory Fee	$15,240,125
Portfolio Turnover	80%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.5
AAA - 22.2
AA - 3.9
A - 24.8
BBB - 15.1
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 43.5
Asset-Backed Securities - 22.4
U.S. Treasury Obligations - 21.5
CMOs and Other Mortgage Related Securities - 2.4
Other Investments - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 9.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.8
Grand Cayman (UK Overseas Ter) - 3.6
Canada - 3.5
United Kingdom - 2.9
Germany - 2.0
Netherlands - 2.0
Japan - 1.4
France - 1.2
Ireland - 1.2
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.9
JPMorgan Chase & Co	1.6
Royal Bank of Canada	1.2
Goldman Sachs Group Inc/The	1.2
Toronto Dominion Bank	1.1
Morgan Stanley	1.1
Wells Fargo & Co	1.0
Mitsubishi UFJ Trust & Banking Corp/NY	1.0
Athene Global Funding	0.9
Bank of America Corp	0.8
30.8
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® SAI Low Duration Income Fund to Fidelity® SAI Low Duration Bond Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913665.101    6217-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Fund Fidelity® Short-Term Bond Fund : FSHBX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Short-Term Bond Fund	4.77%	1.95%	2.10%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.71%	1.93%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 35.1
AAA - 17.8
AA - 1.6
A - 19.6
BBB - 19.2
BB - 1.4
B - 0.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 34.9
Asset-Backed Securities - 17.7
CMOs and Other Mortgage Related Securities - 5.1
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.8
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 4.4
Germany - 3.0
Canada - 2.3
France - 1.1
Ireland - 1.0
Netherlands - 0.9
Denmark - 0.6
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
JPMorgan Chase & Co	1.5
Bank of America Corp	1.3
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	1.0
Citigroup Inc	1.0
General Motors Financial Co Inc	1.0
Barclays PLC	0.9
Wheels Fleet Lease Funding 1 LLC	0.9
Ford Motor Credit Co LLC	0.8
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913624.101    450-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class M : FBNTX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.51%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 12, 2016 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 1.50% sales charge)	3.10%	1.44%	1.75%
Class M (without 1.50% sales charge)	4.67%	1.74%	1.91%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.71%	1.95%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.34%
A   From July 12, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 35.1
AAA - 17.8
AA - 1.6
A - 19.6
BBB - 19.2
BB - 1.4
B - 0.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 34.9
Asset-Backed Securities - 17.7
CMOs and Other Mortgage Related Securities - 5.1
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.8
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 4.4
Germany - 3.0
Canada - 2.3
France - 1.1
Ireland - 1.0
Netherlands - 0.9
Denmark - 0.6
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
JPMorgan Chase & Co	1.5
Bank of America Corp	1.3
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	1.0
Citigroup Inc	1.0
General Motors Financial Co Inc	1.0
Barclays PLC	0.9
Wheels Fleet Lease Funding 1 LLC	0.9
Ford Motor Credit Co LLC	0.8
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913621.101    2844-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Sustainable Core Plus Bond Fund Fidelity® SAI Sustainable Core Plus Bond Fund : FIABX

This annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds and global bonds - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, helped relative performance the past 12 months.
•The fund's underweight in mortgage-backed securities buoyed relative performance as well.
•In contrast, an underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Core Plus Bond Fund	3.30%	1.70%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$161,471,248
Number of Holdings	919
Total Advisory Fee	$335,147
Portfolio Turnover	210%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 62.8
AAA - 4.8
AA - 0.5
A - 8.4
BBB - 9.6
BB - 4.7
B - 2.7
CCC,CC,C - 1.5
D - 0.0
Not Rated - 1.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.7
Corporate Bonds - 26.2
U.S. Government Agency - Mortgage Securities - 16.1
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 1.1
Bank Loan Obligations - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Preferred Securities - 0.2
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.6
Grand Cayman (UK Overseas Ter) - 3.3
United Kingdom - 2.1
Bailiwick Of Jersey - 1.1
France - 1.0
Netherlands - 0.8
Canada - 0.7
Germany - 0.6
Italy - 0.5
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.4
US Treasury Bonds	11.3
Fannie Mae Mortgage pass-thru certificates	4.8
Uniform Mortgage Backed Securities	4.2
Ginnie Mae II Pool	4.2
Freddie Mac Gold Pool	2.3
JPMorgan Chase & Co	1.1
Bank of America Corp	0.9
Morgan Stanley	0.8
Wells Fargo & Co	0.7
65.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913691.101    6540-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class A : FBNAX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 12, 2016 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	3.11%	1.45%	1.76%
Class A (without 1.50% sales charge)	4.68%	1.75%	1.93%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.71%	1.95%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.34%
A   From July 12, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 35.1
AAA - 17.8
AA - 1.6
A - 19.6
BBB - 19.2
BB - 1.4
B - 0.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 34.9
Asset-Backed Securities - 17.7
CMOs and Other Mortgage Related Securities - 5.1
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.8
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 4.4
Germany - 3.0
Canada - 2.3
France - 1.1
Ireland - 1.0
Netherlands - 0.9
Denmark - 0.6
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
JPMorgan Chase & Co	1.5
Bank of America Corp	1.3
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	1.0
Citigroup Inc	1.0
General Motors Financial Co Inc	1.0
Barclays PLC	0.9
Wheels Fleet Lease Funding 1 LLC	0.9
Ford Motor Credit Co LLC	0.8
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913619.101    2842-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class I : FBNIX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 12, 2016 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	4.89%	1.93%	2.09%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64%	1.71%	1.95%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.34%
A   From July 12, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 35.1
AAA - 17.8
AA - 1.6
A - 19.6
BBB - 19.2
BB - 1.4
B - 0.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 34.9
Asset-Backed Securities - 17.7
CMOs and Other Mortgage Related Securities - 5.1
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.8
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 4.4
Germany - 3.0
Canada - 2.3
France - 1.1
Ireland - 1.0
Netherlands - 0.9
Denmark - 0.6
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
JPMorgan Chase & Co	1.5
Bank of America Corp	1.3
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	1.0
Citigroup Inc	1.0
General Motors Financial Co Inc	1.0
Barclays PLC	0.9
Wheels Fleet Lease Funding 1 LLC	0.9
Ford Motor Credit Co LLC	0.8
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913622.101    2845-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Total Bond Fund Fidelity® SAI Total Bond Fund : FSMTX

This annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 29	0.29%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 25, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Total Bond Fund	4.16%	0.78%	3.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	2.03%
A   From October 25, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$21,551,229,559
Number of Holdings	6,477
Total Advisory Fee	$56,565,843
Portfolio Turnover	214%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.7
AAA - 6.9
AA - 1.3
A - 7.1
BBB - 13.9
BB - 4.3
B - 5.1
CCC,CC,C - 1.8
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 35.7
Corporate Bonds - 24.0
U.S. Government Agency - Mortgage Securities - 20.0
Asset-Backed Securities - 8.3
CMOs and Other Mortgage Related Securities - 7.2
Bank Loan Obligations - 5.2
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.1
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.2
Grand Cayman (UK Overseas Ter) - 4.9
United Kingdom - 1.4
Mexico - 1.3
Ireland - 0.8
Germany - 0.8
France - 0.6
Bailiwick Of Jersey - 0.5
Canada - 0.5
Others - 3.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.9
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	4.8
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.5
Petroleos Mexicanos	1.1
JPMorgan Chase & Co	1.0
Fannie Mae Guaranteed REMIC	0.9
Bank of America Corp	0.8
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913661.101    3308-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Conservative Income Bond Fund, Fidelity Intermediate Bond Fund, Fidelity SAI Enhanced Core Bond Fund, Fidelity SAI Low Duration Bond Fund, Fidelity SAI Sustainable Core Plus Bond Fund, and Fidelity Tactical Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Conservative Income Bond Fund	$49,700	$-	$9,900	$800
Fidelity Intermediate Bond Fund	$76,700	$-	$11,000	$1,200
Fidelity SAI Enhanced Core Bond Fund	$59,700	$-	$9,500	$300
Fidelity SAI Low Duration Bond Fund	$45,200	$-	$7,700	$700
Fidelity SAI Sustainable Core Plus Bond Fund	$116,300	$-	$10,300	$1,700
Fidelity Tactical Bond Fund	$76,300	$-	$11,300	$1,200

August 31, 2024 FeesA,B

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Flex Conservative Income Bond Fund	$47,700	$-	$10,100	$1,200
Fidelity Intermediate Bond Fund	$79,500	$-	$11,200	$1,700
Fidelity SAI Enhanced Core Bond Fund	$-	$-	$-	$-
Fidelity SAI Low Duration Bond Fund	$43,400	$-	$7,900	$1,000
Fidelity SAI Sustainable Core Plus Bond Fund	$110,700	$-	$10,800	$2,500
Fidelity Tactical Bond Fund	$71,800	$-	$11,800	$1,700

A Amounts may reflect rounding.
B Fidelity SAI Enhanced Core Bond Fund commenced operations on March 18, 2025.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Investment Grade Bond Fund, Fidelity SAI Short-Term Bond Fund, Fidelity SAI Total Bond Fund, and Fidelity Short-Term Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Investment Grade Bond Fund	$96,800	$6,600	$14,200	$2,700
Fidelity SAI Short-Term Bond Fund	$76,400	$5,400	$14,200	$2,200
Fidelity SAI Total Bond Fund	$124,400	$8,100	$12,200	$3,300
Fidelity Short-Term Bond Fund	$79,400	$5,500	$14,200	$2,300

August 31, 2024 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Investment Grade Bond Fund	$93,300	$7,800	$13,800	$3,300
Fidelity SAI Short-Term Bond Fund	$74,000	$6,400	$13,800	$2,700
Fidelity SAI Total Bond Fund	$120,400	$9,600	$11,900	$4,100
Fidelity Short-Term Bond Fund	$76,300	$6,600	$13,800	$2,800

A Amounts may reflect rounding

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A,B	August 31, 2024A,B
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Core Bond Fund’s commencement of operations

Services Billed by PwC

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A,B	August 31, 2024A,B
Deloitte Entities	$3,497,800	$5,008,400
PwC	$14,728,500	$15,105,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Core Bond Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Short-Term Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Short-Term Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 17.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2038 (b)(c)(d)	1,406,700	1,403,856
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	4,566,000	4,566,037
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	5,829,000	5,837,644
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	3,426,000	3,422,399
TOTAL BAILIWICK OF JERSEY		15,229,936
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	1,949,863	1,961,841
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	378,124	383,148
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	768,532	778,025
TOTAL CANADA		3,123,014
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 5.3224% 10/17/2037 (b)(c)(d)	1,050,000	1,047,640
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	2,725,949	2,722,541
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	9,750,301	9,750,301
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.3352% 4/20/2034 (b)(c)(d)	7,410,000	7,409,926
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.482% 4/22/2035 (b)(c)(d)	3,800,000	3,800,623
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2035 (b)(c)(d)	7,440,000	7,451,867
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	5,400,000	5,399,962
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	5,196,000	5,199,809
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	6,430,000	6,430,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	9,930,000	9,930,000
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.3652% 11/16/2034 (b)(c)(d)	3,980,052	3,982,548
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	5,168,000	5,172,837
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	5,515,000	5,522,291
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	5,183,000	5,197,440
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 5.265% 5/21/2034 (b)(c)(d)	4,880,000	4,884,177
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	7,430,000	7,431,679
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	847,437	848,454
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	2,543,828	2,545,359
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	3,071,000	3,077,885
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.5092% 7/15/2030 (b)(c)(d)	3,239,714	3,241,246
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	261,000	205,220
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	4,340,000	4,345,399
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	6,792,248	6,798,524
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		112,395,728
UNITED STATES - 12.5%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	1,889,994	1,891,516
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,761,989	1,764,185
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,064,146	1,070,520
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	3,600,000	3,634,207
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	1,962,991	1,979,298
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	2,864,783	2,880,858
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	533,000	543,781
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	500,000	500,862
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	955,000	967,405
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,550,000	3,589,037
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	588,102	589,523
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	3,753,240	3,766,914
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	412,000	415,733
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	5,275,427	5,341,267
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	4,260,000	4,290,562
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,093,810	1,108,071
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,607,000	2,623,615
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	795,000	806,070
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,341,000	3,380,439
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	3,695,000	3,729,710
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	33,895	33,855
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,035,000	1,044,452
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	4,136,000	4,188,723
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	5,082,000	5,128,643
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,606,000	2,619,929
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,290,000	1,300,337
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.937% 7/25/2034 (c)(d)	99,683	98,041
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,751,000	3,783,227
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,024,900	1,009,999
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	959,054	963,204
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,154,238	2,166,240
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,743,000	1,757,976
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,134,000	1,140,574
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	502,000	507,818
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	341,000	349,100
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,090,000	2,110,388
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,391,250	1,390,212
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	145,861	145,814
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	1,194,075	1,197,243
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,026,515	1,041,823
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	3,902,649	3,933,311
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	3,645,000	3,696,470
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,358,000	1,369,551
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	3,480,000	3,537,393
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	721,000	734,469
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	4,790,000	4,802,633
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	6,442,000	6,448,371
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	3,500,000	3,495,867
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	3,121,875	3,142,573
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,401,372
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	5,336,000	5,433,277
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,960,000	4,018,011
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,000,000	2,017,019
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	818,603	817,008
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	4,375,220	4,419,866
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	6,221,132	6,240,225
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,812,000	5,861,478
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,810,000	5,891,135
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,320,000	1,337,836
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	550,000	551,520
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	6,742,000	6,802,551
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	2,714,370	2,721,700
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,897,000	1,911,215
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	3,474,000	3,509,815
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,145,000	1,155,804
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	6,694,000	6,756,848
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	937,000	952,999
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	548,102	548,656
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	19,460	19,470
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,209,000	1,223,229
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,758,000	5,763,847
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	2,374,828	2,407,968
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	915,198	922,234
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	2,755,385	2,776,973
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,023,000	2,045,909
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	501,535	499,516
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	347,167	347,382
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	3,390,000	3,410,244
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,535,000	1,536,835
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,595,270	1,609,772
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	4,463,000	4,470,991
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	578,336	578,856
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	1,725,343	1,730,073
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,350,000	1,355,020
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,081,000	1,089,112
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	924,000	925,943
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	4,858,164	4,891,501
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	1,910,449	1,920,789
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	616,000	622,783
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,775,000	1,776,121
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	4,785,000	4,821,556
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (c)(d)	133,058	138,604
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	1,780,064	1,784,573
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,816,000	2,838,209
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	2,367,407	2,374,077
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,430,000	3,469,158
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	2,604,786	2,611,648
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	792,559	796,451
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	763,770	768,144
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	1,661,937	1,672,739
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	1,800,000	1,821,278
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	5,000,000	5,003,156
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,782,208
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,052,000	4,109,369
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,378,405	2,391,648
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,782,795
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	460,000	461,256
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,935,932
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	5,000,000	5,042,997
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,964,772	3,003,831
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	4,117,674	4,164,508
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,437,403	1,448,631
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	4,245,000	4,279,981
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	7,410,000	7,440,405
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	3,819,702	3,859,196
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	6,000,000	6,031,033
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	2,815,000	2,845,130
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	3,458,000	3,472,391
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,588,000	2,612,341
TOTAL UNITED STATES		310,047,957
TOTAL ASSET-BACKED SECURITIES (Cost $438,045,645)		440,796,635

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $8,199,999)	8,200,000	8,237,359

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,436,442	3,055,988
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	552,374	543,346
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	278,659	277,175
CSMC Trust Series 2021-RPL9 Class A1, 3.858% 2/25/2061 (b)(c)	5,348,889	5,627,634
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	20,633	20,992
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7629% 5/25/2045 (c)(d)	1,445,390	1,437,197
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8129% 7/25/2046 (c)(d)	1,495,514	1,492,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	188,104	187,486
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,709,448	1,582,172
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	4,240,056	4,239,101
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,132,228	1,065,840
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	84,088	83,413
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	83,184	81,841
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	1,244,965	1,209,857
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	2,759,021	2,766,000
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	2,223,121	2,163,402
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	1,126	1,048
TOTAL UNITED STATES		25,834,552
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,054,374)		25,834,552

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	5,380,000	5,403,538
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,731,256	1,661,938
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,959,020	1,917,180
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	4,272,000	4,226,941
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	961,162	962,964
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	1,308,000	1,310,453
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	2,332,193	2,338,024
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	2,025,051	2,012,394
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	3,704,000	3,701,695
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	2,398,264	2,398,264
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	1,170,674	1,172,869
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	572,182	573,790
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	3,808,634	3,816,965
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	2,759,535	2,766,434
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	4,856,061	4,849,992
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	3,092,276	3,091,309
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	2,727,896	2,726,191
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(f)	3,185,188	3,184,193
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	2,245,265	2,248,773
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	1,613,000	1,613,252
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	7,428,157	6,430,335
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	4,340,259	3,626,493
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	65,263	65,174
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	6,921,000	6,909,443
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,942,845	1,914,806
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	699,554	694,281
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	4,978,517	4,975,406
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	1,496,726	1,496,258
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	2,195,439	2,147,463
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	2,194,000	2,192,634
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	1,251,397	1,226,432
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	4,992,000	4,854,720
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	1,937,000	1,937,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,362,892	1,356,702
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	99,859	99,921
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	2,821,024	2,820,142
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	1,947,000	1,947,000
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	447,967	446,301
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	2,125,492	2,131,701
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	2,435,000	2,438,773
TOTAL UNITED STATES		101,688,144
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $103,678,919)		101,688,144

Non-Convertible Corporate Bonds - 40.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 3.875% 10/27/2027 (b)	4,894,000	4,846,398
Glencore Funding LLC 4.907% 4/1/2028 (b)	1,635,000	1,662,156
Glencore Funding LLC 5.338% 4/4/2027 (b)	6,000,000	6,091,577

TOTAL AUSTRALIA		12,600,131
CANADA - 2.2%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc 4.25% 4/15/2027	4,500,000	4,496,921
Enbridge Inc 4.25% 12/1/2026	4,900,000	4,900,594
Enbridge Inc 4.6% 6/20/2028	897,000	906,581
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,967,927
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,557,981
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,401,000	1,413,011
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,900,000	4,903,027
		22,146,042
Financials - 1.3%
Banks - 1.3%
Bank of Montreal 4.567% 9/10/2027 (c)	6,447,000	6,462,703
Bank of Montreal 5.266% 12/11/2026	5,000,000	5,068,832
Bank of Nova Scotia/The 5.35% 12/7/2026	4,000,000	4,056,120
National Bank of Canada 4.95% 2/1/2028 (c)	5,744,000	5,797,737
Toronto Dominion Bank 4.568% 12/17/2026	6,940,000	6,972,910
Toronto Dominion Bank 4.98% 4/5/2027	5,000,000	5,064,811
		33,423,113
TOTAL CANADA		55,569,155
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	4,808,000	4,809,132
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	5,200,000	5,287,948
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,502,000	5,507,086

TOTAL DENMARK		15,604,166
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	7,400,000	7,469,349
BPCE SA 5.203% 1/18/2027 (b)	6,000,000	6,078,744
Credit Agricole SA 5.134% 3/11/2027 (b)	5,000,000	5,078,938
Societe Generale SA 5.249% 5/22/2029 (b)(c)	7,410,000	7,522,424
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,599,000	1,634,402

TOTAL FRANCE		27,783,857
GERMANY - 3.0%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	6,000,000	6,067,211
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	7,100,000	7,163,076
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	6,200,000	6,271,154
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	8,500,000	8,647,482
		28,148,923
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	5,000,000	4,971,597
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	6,900,000	7,055,884
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	7,100,000	7,232,033
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	4,610,000	4,850,451
		24,109,965
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,748,000	6,737,396
Bayer US Finance LLC 6.125% 11/21/2026 (b)	7,600,000	7,733,539
		14,470,935
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	2,102,000	2,131,591
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	5,000,000	5,047,484
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,874,000	1,904,528
		9,083,603
TOTAL GERMANY		75,813,426
IRELAND - 1.0%
Financials - 0.7%
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	5,724,000	5,658,466
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,153,086
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,329,710
		18,141,262
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,607,000	7,682,888
TOTAL IRELAND		25,824,150
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,800,000	5,944,843
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	340,000	342,156
NTT Finance Corp 4.62% 7/16/2028 (b)	344,000	347,671
		689,827
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	3,380,000	3,438,842
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	5,000,000	5,159,562
TOTAL JAPAN		9,288,231
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 6.5% 3/13/2027	7,500,000	7,533,750
NETHERLANDS - 0.9%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,700,000	4,793,288
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	4,859,000	4,894,943
ING Groep NV 4.858% 3/25/2029 (c)	5,010,000	5,081,322
		14,769,553
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	5,000,000	4,915,249
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,669,000	1,672,522
		6,587,771
TOTAL NETHERLANDS		21,357,324
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 1.75% 1/22/2026	1,409,000	1,394,740
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.365% 7/15/2028 (c)	2,600,000	2,652,610
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.442% 8/11/2028 (b)(c)	4,657,000	4,840,521
UNITED KINGDOM - 4.4%
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	4,954,090
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,934,983
BAT International Finance PLC 1.668% 3/25/2026	6,714,000	6,610,587
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	2,331,000	2,345,839
		18,845,499
Financials - 3.5%
Banks - 3.2%
Barclays PLC 5.086% 2/25/2029 (c)	7,000,000	7,113,765
Barclays PLC 5.674% 3/12/2028 (c)	5,800,000	5,910,338
Barclays PLC 5.829% 5/9/2027 (c)	6,500,000	6,558,923
Barclays PLC 6.496% 9/13/2027 (c)	3,000,000	3,062,285
HSBC Holdings PLC 4.899% 3/3/2029 (c)	5,160,000	5,233,965
HSBC Holdings PLC 5.597% 5/17/2028 (c)	7,000,000	7,146,844
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,466,000	4,746,698
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	4,389,000	4,451,070
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	5,000,000	5,071,423
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	4,715,000	4,895,903
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,142,000	3,185,848
NatWest Group PLC 4.892% 5/18/2029 (c)	4,786,000	4,862,750
NatWest Group PLC 5.847% 3/2/2027 (c)	5,500,000	5,539,056
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.4599% 5/23/2029 (c)(d)	7,400,000	7,434,432
NatWest Markets PLC 5.416% 5/17/2027 (b)	5,000,000	5,105,584
		80,318,884
Financial Services - 0.3%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,100,000	6,242,322
TOTAL FINANCIALS		86,561,206

Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,027,000	2,050,195
TOTAL UNITED KINGDOM		107,456,900
UNITED STATES - 25.5%
Communication Services - 0.7%
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,941,143
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,540,000	4,608,066
Warnermedia Holdings Inc 3.755% 3/15/2027	2,781,000	2,739,285
		11,288,494
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.625% 4/15/2026	6,000,000	5,931,770
TOTAL COMMUNICATION SERVICES		17,220,264

Consumer Discretionary - 1.7%
Automobiles - 1.4%
General Motors Financial Co Inc 1.25% 1/8/2026	6,779,000	6,700,876
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,023,502
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,133,866
General Motors Financial Co Inc 5.8% 1/7/2029	3,000,000	3,114,978
Hyundai Capital America 4.875% 6/23/2027 (b)	6,170,000	6,222,668
Hyundai Capital America 5.45% 6/24/2026 (b)	4,103,000	4,134,357
		33,330,247
Specialty Retail - 0.3%
AutoZone Inc 5.05% 7/15/2026	6,500,000	6,544,600
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,845,259
		8,389,859
TOTAL CONSUMER DISCRETIONARY		41,720,106

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.6% 3/1/2028 (b)	5,121,000	5,184,785
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	3,430,000	3,428,103
The Campbell's Company 5.3% 3/20/2026	1,345,000	1,350,879
		4,778,982
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	7,400,000	7,416,525
TOTAL CONSUMER STAPLES		17,380,292

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,536,536
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,406,786
MPLX LP 1.75% 3/1/2026	10,071,000	9,935,464
Occidental Petroleum Corp 5% 8/1/2027	4,131,000	4,171,806
ONEOK Inc 4.25% 9/24/2027	585,000	585,527
Williams Cos Inc/The 5.4% 3/2/2026	1,346,000	1,352,288
		29,988,407
Financials - 15.2%
Banks - 7.8%
Bank of America Corp 4.623% 5/9/2029 (c)	7,400,000	7,483,472
Bank of America Corp 4.948% 7/22/2028 (c)	4,798,000	4,861,311
Bank of America Corp 4.979% 1/24/2029 (c)	10,000,000	10,177,994
Bank of America Corp 5.08% 1/20/2027 (c)	6,000,000	6,014,164
Bank of America Corp 5.933% 9/15/2027 (c)	5,000,000	5,080,702
Citigroup Inc 3.52% 10/27/2028 (c)	4,947,000	4,872,231
Citigroup Inc 4.075% 4/23/2029 (c)	8,264,000	8,234,612
Citigroup Inc 4.786% 3/4/2029 (c)	5,900,000	5,977,174
Citigroup Inc 5.61% 9/29/2026 (c)	5,000,000	5,003,568
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,500,000	5,796,138
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	6,000,000	6,039,947
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	10,500,000	10,629,956
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	5,000,000	5,071,747
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	6,000,000	6,062,732
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,988,000	4,073,275
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	6,100,000	6,219,855
Morgan Stanley Bank NA 4.754% 4/21/2026	4,007,000	4,015,716
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	3,606,000	3,667,781
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,430,000	7,463,802
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	7,000,000	7,040,079
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,594,000	2,633,844
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	4,674,000	4,848,614
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,899,518
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,956,000	3,956,762
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,921,000	1,942,638
Truist Financial Corp 4.873% 1/26/2029 (c)	4,813,000	4,887,264
Truist Financial Corp 5.9% 10/28/2026 (c)	7,375,000	7,389,075
US Bancorp 4.653% 2/1/2029 (c)	4,845,000	4,900,189
US Bancorp 5.727% 10/21/2026 (c)	6,750,000	6,760,217
Wells Fargo & Co 4.808% 7/25/2028 (c)	7,230,000	7,307,250
Wells Fargo & Co 4.9% 1/24/2028 (c)	4,725,000	4,766,061
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,962,000	6,075,122
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,000,000	7,159,443
		194,312,253
Capital Markets - 3.0%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	4,994,000	5,024,269
Athene Global Funding 4.95% 1/7/2027 (b)	5,770,000	5,819,077
Athene Global Funding 5.339% 1/15/2027 (b)	3,816,000	3,865,905
Athene Global Funding 5.516% 3/25/2027 (b)	5,000,000	5,085,668
Bank of New York Mellon 4.729% 4/20/2029 (c)	2,373,000	2,412,141
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,947,643
Equitable America Global Funding 4.65% 6/9/2028 (b)	2,864,000	2,892,009
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	7,314,000	7,346,269
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	7,400,000	7,477,568
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	3,108,000	3,124,116
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,165,846
LPL Holdings Inc 4.9% 4/3/2028	2,589,000	2,621,948
Morgan Stanley 4.21% 4/20/2028 (c)	6,100,000	6,101,087
Morgan Stanley 4.994% 4/12/2029 (c)	4,410,000	4,491,916
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	5,099,000	5,186,466
		74,561,928
Consumer Finance - 2.1%
Ally Financial Inc 4.75% 6/9/2027	4,814,000	4,837,044
Ally Financial Inc 5.737% 5/15/2029 (c)	465,000	477,515
American Express Co 4.731% 4/25/2029 (c)	6,100,000	6,200,218
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,059,758
American Express Co 5.389% 7/28/2027 (c)	5,000,000	5,047,958
Capital One Financial Corp 5.468% 2/1/2029 (c)	4,767,000	4,893,343
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,000,000	6,182,459
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,046,455
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,029,967
Ford Motor Credit Co LLC 6.95% 6/10/2026	9,500,000	9,624,003
		51,398,720
Financial Services - 0.6%
Corebridge Global Funding 4.65% 8/20/2027 (b)	2,048,000	2,067,692
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,835,000	2,885,694
Corebridge Global Funding 5.75% 7/2/2026 (b)	5,200,000	5,264,501
Equitable Holdings Inc 4.35% 4/20/2028	4,837,000	4,855,571
		15,073,458
Insurance - 1.7%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,095,860
Arthur J Gallagher & Co 4.6% 12/15/2027	3,843,000	3,877,274
Brown & Brown Inc 4.6% 12/23/2026	2,321,000	2,331,881
Brown & Brown Inc 4.7% 6/23/2028	1,293,000	1,305,385
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	4,424,000	4,449,593
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	5,492,000	5,531,498
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	7,511,000	7,671,843
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	2,058,000	2,052,186
RGA Global Funding 4.35% 8/25/2028 (b)	7,440,000	7,460,653
		41,776,173
TOTAL FINANCIALS		377,122,532

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	2,610,000	2,411,213
CVS Health Corp 4.3% 3/25/2028	4,900,000	4,897,680
CVS Health Corp 5% 2/20/2026	7,000,000	7,016,337
HCA Inc 5% 3/1/2028	3,024,000	3,078,725
HCA Inc 5.875% 2/15/2026	5,000,000	5,004,122
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,824,526
		28,232,603
Industrials - 1.2%
Aerospace & Defense - 0.5%
Boeing Co 5.04% 5/1/2027	5,000,000	5,046,582
Boeing Co 6.259% 5/1/2027	513,000	527,886
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,348,643
		11,923,111
Commercial Services & Supplies - 0.4%
Republic Services Inc 0.875% 11/15/2025	10,000,000	9,922,909
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	7,017,634
TOTAL INDUSTRIALS		28,863,654

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	7,300,000	7,403,144
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 5.05% 7/12/2027	7,000,000	7,109,079
Marvell Technology Inc 4.875% 6/22/2028	4,900,000	4,966,854
Micron Technology Inc 5.375% 4/15/2028	4,800,000	4,948,871
		17,024,804
Software - 1.0%
Oracle Corp 4.8% 8/3/2028	7,000,000	7,134,247
Oracle Corp 5.8% 11/10/2025	7,000,000	7,015,895
Roper Technologies Inc 4.25% 9/15/2028	5,455,000	5,475,868
VMware LLC 3.9% 8/21/2027	5,000,000	4,971,834
		24,597,844
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,803,225
Hewlett Packard Enterprise Co 4.45% 9/25/2026	3,434,000	3,438,846
		6,242,071
TOTAL INFORMATION TECHNOLOGY		55,267,863

Materials - 0.2%
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	2,200,000	2,211,210
Amrize Finance US LLC 4.7% 4/7/2028 (b)	1,589,000	1,608,676
		3,819,886
Real Estate - 0.3%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	409,000	413,447
Specialized REITs - 0.3%
American Tower Corp 1.3% 9/15/2025	2,980,000	2,976,037
American Tower Corp 5.5% 3/15/2028	4,700,000	4,843,003
		7,819,040
TOTAL REAL ESTATE		8,232,487

Utilities - 1.0%
Electric Utilities - 0.6%
FirstEnergy Corp 1.6% 1/15/2026	747,000	738,151
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,572,000	2,581,341
Monongahela Power Co 3.55% 5/15/2027 (b)	5,000,000	4,945,746
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,361,000	3,392,763
Pinnacle West Capital Corp 4.9% 5/15/2028	1,155,000	1,172,254
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,584,000	1,595,665
		14,425,920
Multi-Utilities - 0.4%
DTE Energy Co 4.95% 7/1/2027	6,668,000	6,756,863
NiSource Inc 5.25% 3/30/2028	4,800,000	4,932,070
		11,688,933
TOTAL UTILITIES		26,114,853

TOTAL UNITED STATES		633,962,947
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $995,713,105)		1,007,626,751

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	371,467	372,495
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	198,173	198,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	522,181	523,300
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (g)	3,418,562	3,356,449
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	724,409	745,783
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	108	113
Freddie Mac Gold Pool 8.5% 5/1/2027	8	7
Freddie Mac Gold Pool 8.5% 6/1/2027	879	898
Freddie Mac Gold Pool 8.5% 7/1/2027	3	2
Freddie Mac Gold Pool 8.5% 7/1/2028	102	104
Freddie Mac Gold Pool 8.5% 8/1/2026	134	135
Freddie Mac Gold Pool 8.5% 8/1/2027	1,875	1,919
Freddie Mac Gold Pool 8.5% 8/1/2027	216	220
Ginnie Mae I Pool 7% 1/15/2028	685	690
Ginnie Mae I Pool 7% 1/15/2028	181	183
Ginnie Mae I Pool 7% 1/15/2029	1,406	1,427
Ginnie Mae I Pool 7% 1/15/2029	284	288
Ginnie Mae I Pool 7% 1/15/2031	394	405
Ginnie Mae I Pool 7% 1/15/2032	277	282
Ginnie Mae I Pool 7% 10/15/2028	1,007	1,026
Ginnie Mae I Pool 7% 10/15/2028	674	685
Ginnie Mae I Pool 7% 10/15/2028	109	111
Ginnie Mae I Pool 7% 11/15/2027	149	151
Ginnie Mae I Pool 7% 11/15/2028	1,920	1,951
Ginnie Mae I Pool 7% 11/15/2028	397	404
Ginnie Mae I Pool 7% 12/15/2028	285	289
Ginnie Mae I Pool 7% 12/15/2028	204	208
Ginnie Mae I Pool 7% 12/15/2029	207	211
Ginnie Mae I Pool 7% 2/15/2028	64	64
Ginnie Mae I Pool 7% 2/15/2030	2,142	2,200
Ginnie Mae I Pool 7% 2/15/2031	241	248
Ginnie Mae I Pool 7% 2/15/2032	316	327
Ginnie Mae I Pool 7% 3/15/2028	15	15
Ginnie Mae I Pool 7% 3/15/2031	531	548
Ginnie Mae I Pool 7% 3/15/2031	221	228
Ginnie Mae I Pool 7% 3/15/2031	117	121
Ginnie Mae I Pool 7% 3/15/2032	1,197	1,233
Ginnie Mae I Pool 7% 3/15/2032	600	621
Ginnie Mae I Pool 7% 4/15/2028	3,402	3,431
Ginnie Mae I Pool 7% 4/15/2028	272	273
Ginnie Mae I Pool 7% 4/15/2028	188	190
Ginnie Mae I Pool 7% 4/15/2029	809	823
Ginnie Mae I Pool 7% 4/15/2029	74	75
Ginnie Mae I Pool 7% 4/15/2032	995	1,026
Ginnie Mae I Pool 7% 4/15/2032	612	631
Ginnie Mae I Pool 7% 5/15/2029	631	641
Ginnie Mae I Pool 7% 5/15/2031	3,389	3,506
Ginnie Mae I Pool 7% 5/15/2032	769	793
Ginnie Mae I Pool 7% 6/15/2028	499	506
Ginnie Mae I Pool 7% 6/15/2028	304	309
Ginnie Mae I Pool 7% 6/15/2029	63	63
Ginnie Mae I Pool 7% 6/15/2032	2,199	2,271
Ginnie Mae I Pool 7% 6/15/2032	964	1,001
Ginnie Mae I Pool 7% 6/15/2032	797	827
Ginnie Mae I Pool 7% 7/15/2028	3,575	3,625
Ginnie Mae I Pool 7% 7/15/2028	711	723
Ginnie Mae I Pool 7% 7/15/2028	248	251
Ginnie Mae I Pool 7% 7/15/2029	848	867
Ginnie Mae I Pool 7% 7/15/2029	267	273
Ginnie Mae I Pool 7% 7/15/2031	2,377	2,447
Ginnie Mae I Pool 7% 7/15/2031	582	595
Ginnie Mae I Pool 7% 8/15/2028	2,808	2,857
Ginnie Mae I Pool 7% 8/15/2028	1,026	1,043
Ginnie Mae I Pool 7% 8/15/2028	220	223
Ginnie Mae I Pool 7% 8/15/2032	16,323	16,841
Ginnie Mae I Pool 7% 8/15/2032	1,079	1,121
Ginnie Mae I Pool 7% 8/15/2032	250	258
Ginnie Mae I Pool 7% 9/15/2028	1,637	1,662
Ginnie Mae I Pool 7% 9/15/2028	326	329
Ginnie Mae I Pool 7% 9/15/2028	6	6
TOTAL UNITED STATES		5,263,425
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,625,308)		5,263,425

U.S. Treasury Obligations - 34.9%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 3.625% 8/15/2028	3.58	61,839,100	61,921,230
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	142,474,000	143,486,902
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	159,290,600	160,706,709
US Treasury Notes 4.125% 10/31/2027	3.57 to 4.37	263,884,500	266,636,734
US Treasury Notes 4.5% 4/15/2027	4.11 to 4.56	54,595,900	55,276,216
US Treasury Notes 4.625% 9/30/2028	3.71 to 3.89	176,816,300	182,100,068
TOTAL U.S. TREASURY OBLIGATIONS (Cost $862,597,312)			870,127,859

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $20,884,754)	4.36	20,880,578	20,884,754

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,460,799,416)	2,480,459,479
NET OTHER ASSETS (LIABILITIES) - 0.5%	12,236,819
NET ASSETS - 100.0%	2,492,696,298

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,598	12/31/2025	333,320,328	544,225	544,225

The notional amount of futures purchased as a percentage of Net Assets is 13.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $666,473,844 or 26.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,948,789.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,290,686	886,025,653	893,431,585	1,313,114	-	-	20,884,754	20,880,578	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,067,193	3,067,193	30	-	-	-	-	0.0%
Total	28,290,686	889,092,846	896,498,778	1,313,144	-	-	20,884,754

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	440,796,635	-	440,796,635	-

Bank Notes
Financials	8,237,359	-	8,237,359	-

Collateralized Mortgage Obligations	25,834,552	-	25,834,552	-

Commercial Mortgage Securities	101,688,144	-	98,503,951	3,184,193

Non-Convertible Corporate Bonds
Communication Services	17,910,091	-	17,910,091	-
Consumer Discretionary	69,869,029	-	69,869,029	-
Consumer Staples	39,664,633	-	39,664,633	-
Energy	61,062,939	-	61,062,939	-
Financials	610,168,347	-	610,168,347	-
Health Care	42,703,538	-	42,703,538	-
Industrials	47,680,340	-	47,680,340	-
Information Technology	61,855,634	-	61,855,634	-
Materials	16,420,017	-	16,420,017	-
Real Estate	8,232,487	-	8,232,487	-
Utilities	32,059,696	-	32,059,696	-

U.S. Government Agency - Mortgage Securities	5,263,425	-	5,263,425	-

U.S. Treasury Obligations	870,127,859	-	870,127,859	-

Money Market Funds	20,884,754	20,884,754	-	-
Total Investments in Securities:	2,480,459,479	20,884,754	2,456,390,532	3,184,193
Derivative Instruments:

Assets
Futures Contracts	544,225	544,225	-	-
Total Assets	544,225	544,225	-	-
Total Derivative Instruments:	544,225	544,225	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	544,225	-
Total Interest Rate Risk	544,225	-
Total Value of Derivatives	544,225	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,439,914,662)	$2,459,574,725
Fidelity Central Funds (cost $20,884,754)	20,884,754

Total Investment in Securities (cost $2,460,799,416)		$2,480,459,479
Receivable for investments sold		51,228,902
Receivable for fund shares sold		8,378,581
Interest receivable		27,654,522
Distributions receivable from Fidelity Central Funds		63,689
Receivable for daily variation margin on futures contracts		110,373
Receivable from investment adviser for expense reductions		6,845
Other receivables		6,829
Total assets		2,567,909,220
Liabilities
Payable for investments purchased	$71,853,646
Payable for fund shares redeemed	1,662,048
Distributions payable	1,012,555
Accrued management fee	413,748
Distribution and service plan fees payable	45,474
Other affiliated payables	218,620
Other payables and accrued expenses	6,831
Total liabilities		75,212,922
Net Assets		$2,492,696,298
Net Assets consist of:
Paid in capital		$2,541,718,264
Total accumulated earnings (loss)		(49,021,966)
Net Assets		$2,492,696,298

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($199,178,987 ÷ 23,332,073 shares)(a)		$8.54
Maximum offering price per share (100/98.50 of $8.54)		$8.67
Class M :
Net Asset Value and redemption price per share ($43,090,551 ÷ 5,047,570 shares)(a)		$8.54
Maximum offering price per share (100/98.50 of $8.54)		$8.67
Class C :
Net Asset Value and offering price per share ($18,368,101 ÷ 2,161,222 shares)(a)		$8.50
Short-Term Bond :
Net Asset Value, offering price and redemption price per share ($1,852,259,728 ÷ 217,073,534 shares)		$8.53
Class I :
Net Asset Value, offering price and redemption price per share ($182,038,334 ÷ 21,323,879 shares)		$8.54
Class Z :
Net Asset Value, offering price and redemption price per share ($197,760,597 ÷ 23,179,127 shares)		$8.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$109,136,777
Income from Fidelity Central Funds (including $30 from security lending)		1,313,144
Total income		110,449,921
Expenses
Management fee	$4,792,560
Transfer agent fees	2,530,663
Distribution and service plan fees	541,221
Independent trustees' fees and expenses	5,946
Total expenses before reductions	7,870,390
Expense reductions	(116,108)
Total expenses after reductions		7,754,282
Net Investment income (loss)		102,695,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,162,740
Futures contracts	(3,229,031)
Total net realized gain (loss)		(66,291)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,427,872
Futures contracts	991,300
Total change in net unrealized appreciation (depreciation)		11,419,172
Net gain (loss)		11,352,881
Net increase (decrease) in net assets resulting from operations		$114,048,520
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,695,639	$91,100,038
Net realized gain (loss)	(66,291)	(7,510,751)
Change in net unrealized appreciation (depreciation)	11,419,172	69,602,626
Net increase (decrease) in net assets resulting from operations	114,048,520	153,191,913
Distributions to shareholders	(100,077,447)	(91,760,685)

Share transactions - net increase (decrease)	132,716,628	(198,634,745)
Total increase (decrease) in net assets	146,687,701	(137,203,517)

Net Assets
Beginning of period	2,346,008,597	2,483,212,114
End of period	$2,492,696,298	$2,346,008,597

Financial Highlights
Fidelity Advisor® Short-Term Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.349	.307	.199	.061	.082
Net realized and unrealized gain (loss)	.040	.222	(.027)	(.441)	(.065)
Total from investment operations	.389	.529	.172	(.380)	.017
Distributions from net investment income	(.339)	(.309)	(.172)	(.054)	(.118)
Distributions from net realized gain	-	-	-	(.026)	(.059)
Total distributions	(.339)	(.309)	(.172)	(.080)	(.177)
Net asset value, end of period	$8.54	$8.49	$8.27	$8.27	$8.73
Total Return C,D	4.68%	6.52%	2.10%	(4.38)%	.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.50%	.59%	.65%	.65%
Expenses net of fee waivers, if any	.50%	.50%	.59%	.65%	.65%
Expenses net of all reductions, if any	.50%	.50%	.59%	.65%	.65%
Net investment income (loss)	4.11%	3.67%	2.41%	.72%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$199,179	$187,396	$190,153	$225,471	$234,076
Portfolio turnover rate G	59%	68%	49%	52%	64% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.348	.306	.198	.060	.082
Net realized and unrealized gain (loss)	.040	.222	(.027)	(.441)	(.065)
Total from investment operations	.388	.528	.171	(.381)	.017
Distributions from net investment income	(.338)	(.308)	(.171)	(.053)	(.118)
Distributions from net realized gain	-	-	-	(.026)	(.059)
Total distributions	(.338)	(.308)	(.171)	(.079)	(.177)
Net asset value, end of period	$8.54	$8.49	$8.27	$8.27	$8.73
Total Return C,D	4.67%	6.51%	2.09%	(4.39)%	.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51%	.51%	.60%	.65%	.65%
Expenses net of fee waivers, if any	.51%	.51%	.60%	.65%	.65%
Expenses net of all reductions, if any	.51%	.51%	.60%	.65%	.65%
Net investment income (loss)	4.10%	3.66%	2.40%	.71%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$43,091	$48,081	$49,950	$57,269	$66,766
Portfolio turnover rate G	59%	68%	49%	52%	64% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.45	$8.24	$8.24	$8.72	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.275	.234	.127	(.012)	.007
Net realized and unrealized gain (loss)	.040	.212	(.027)	(.437)	(.058)
Total from investment operations	.315	.446	.100	(.449)	(.051)
Distributions from net investment income	(.265)	(.236)	(.100)	(.005)	(.050)
Distributions from net realized gain	-	-	-	(.026)	(.059)
Total distributions	(.265)	(.236)	(.100)	(.031)	(.109)
Net asset value, end of period	$8.50	$8.45	$8.24	$8.24	$8.72
Total Return C,D	3.79%	5.50%	1.23%	(5.17)%	(.58)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.36%	1.36%	1.45%	1.51%	1.51%
Expenses net of fee waivers, if any	1.36%	1.36%	1.45%	1.51%	1.51%
Expenses net of all reductions, if any	1.36%	1.36%	1.45%	1.51%	1.51%
Net investment income (loss)	3.25%	2.81%	1.55%	(.15)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$18,368	$20,715	$28,552	$26,699	$33,072
Portfolio turnover rate G	59%	68%	49%	52%	64% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Short-Term Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.365	.323	.215	.078	.100
Net realized and unrealized gain (loss)	.031	.223	(.027)	(.442)	(.055)
Total from investment operations	.396	.546	.188	(.364)	.045
Distributions from net investment income	(.356)	(.326)	(.188)	(.070)	(.136)
Distributions from net realized gain	-	-	-	(.026)	(.059)
Total distributions	(.356)	(.326)	(.188)	(.096)	(.195)
Net asset value, end of period	$8.53	$8.49	$8.27	$8.27	$8.73
Total Return C	4.77%	6.73%	2.31%	(4.19)%	.51%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.39%	.45%	.45%
Expenses net of fee waivers, if any	.30%	.30%	.39%	.45%	.45%
Expenses net of all reductions, if any	.30%	.30%	.39%	.45%	.45%
Net investment income (loss)	4.31%	3.87%	2.61%	.91%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,852,260	$1,703,484	$1,807,373	$2,086,262	$2,568,470
Portfolio turnover rate F	59%	68%	49%	52%	64% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.365	.324	.212	.073	.095
Net realized and unrealized gain (loss)	.041	.222	(.026)	(.441)	(.065)
Total from investment operations	.406	.546	.186	(.368)	.030
Distributions from net investment income	(.356)	(.326)	(.186)	(.066)	(.131)
Distributions from net realized gain	-	-	-	(.026)	(.059)
Total distributions	(.356)	(.326)	(.186)	(.092)	(.190)
Net asset value, end of period	$8.54	$8.49	$8.27	$8.27	$8.73
Total Return C	4.89%	6.73%	2.28%	(4.24)%	.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.30%	.30%	.42%	.50%	.50%
Expenses net of all reductions, if any	.30%	.30%	.42%	.50%	.50%
Net investment income (loss)	4.31%	3.87%	2.57%	.86%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$182,038	$177,640	$214,549	$252,903	$268,603
Portfolio turnover rate F	59%	68%	49%	52%	64% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.48	$8.27	$8.27	$8.73	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.370	.327	.221	.085	.107
Net realized and unrealized gain (loss)	.040	.213	(.027)	(.441)	(.055)
Total from investment operations	.410	.540	.194	(.356)	.052
Distributions from net investment income	(.360)	(.330)	(.194)	(.078)	(.143)
Distributions from net realized gain	-	-	-	(.026)	(.059)
Total distributions	(.360)	(.330)	(.194)	(.104)	(.202)
Net asset value, end of period	$8.53	$8.48	$8.27	$8.27	$8.73
Total Return C	4.94%	6.66%	2.38%	(4.10)%	.60%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.25%	.34%	.40%	.40%
Expenses net of fee waivers, if any	.25%	.25%	.31%	.36%	.36%
Expenses net of all reductions, if any	.25%	.25%	.31%	.36%	.36%
Net investment income (loss)	4.36%	3.92%	2.68%	1.00%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$197,761	$208,693	$192,635	$146,029	$155,015
Portfolio turnover rate F	59%	68%	49%	52%	64% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$6,829

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,039,854
Gross unrealized depreciation	(3,784,901)
Net unrealized appreciation (depreciation)	$22,254,953
Tax Cost	$2,458,204,526

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,493,629
Capital loss carryforward	$(72,770,546)
Net unrealized appreciation (depreciation) on securities and other investments	$22,254,953

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(30,362,941)
Long-term	(42,407,605)
Total capital loss carryforward	$(72,770,546)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$100,077,447	$ 91,760,685

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Short-Term Bond Fund	315,956,922

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	706,121,482	812,354,017
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	286,303	27,991
Class M	- %	.15%	65,058	283
Class C	.75%	.25%	189,860	29,251
			541,221	57,525

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	52,487
Class M	4,832
Class CA	90
57,409

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	284,577.15
Class M	70,008.16
Class C	30,158.16
Short-Term Bond	1,757,489.10
Class I	294,471.15
Class Z	93,960.05
	2,530,663

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Fund	-	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	101,185

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14,923.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$7,638,703	$6,888,879
Class M	1,729,510	1,808,034
Class C	596,654	683,743
Short-Term Bond	73,998,833	66,347,080
Class I	8,128,024	7,991,321
Class Z	7,985,723	8,041,628
Total	$100,077,447	$91,760,685
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Short-Term Bond Fund
Class A
Shares sold	13,779,515	12,371,150	$116,839,890	$103,422,111
Reinvestment of distributions	860,103	780,071	7,304,807	6,523,799
Shares redeemed	(13,382,364)	(14,059,343)	(113,479,113)	(117,491,710)
Net increase (decrease)	1,257,254	(908,122)	$10,665,584	$(7,545,800)
Class M
Shares sold	1,104,627	1,641,360	$9,384,776	$13,744,438
Reinvestment of distributions	194,904	207,306	1,655,133	1,733,662
Shares redeemed	(1,915,765)	(2,222,058)	(16,262,682)	(18,605,143)
Net increase (decrease)	(616,234)	(373,392)	$(5,222,773)	$(3,127,043)
Class C
Shares sold	1,052,305	661,979	$8,892,418	$5,504,050
Reinvestment of distributions	67,454	78,151	570,375	650,263
Shares redeemed	(1,409,538)	(1,755,331)	(11,903,758)	(14,583,883)
Net increase (decrease)	(289,779)	(1,015,201)	$(2,440,965)	$(8,429,570)
Short-Term Bond
Shares sold	60,355,578	37,500,839	$511,610,818	$313,264,309
Reinvestment of distributions	7,735,608	6,962,213	65,665,051	58,214,365
Shares redeemed	(51,772,970)	(62,250,547)	(438,982,685)	(519,755,536)
Net increase (decrease)	16,318,216	(17,787,495)	$138,293,184	$(148,276,862)
Class I
Shares sold	14,801,987	13,973,952	$125,553,768	$116,722,363
Reinvestment of distributions	925,202	911,763	7,857,847	7,622,314
Shares redeemed	(15,328,607)	(19,891,280)	(130,024,063)	(166,350,860)
Net increase (decrease)	398,582	(5,005,565)	$3,387,552	$(42,006,183)
Class Z
Shares sold	6,925,693	9,690,932	$58,787,248	$80,716,002
Reinvestment of distributions	678,635	716,828	5,760,647	5,994,026
Shares redeemed	(9,022,604)	(9,106,019)	(76,513,849)	(75,959,315)
Net increase (decrease)	(1,418,276)	1,301,741	$(11,965,954)	$10,750,713
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Short-Term Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 29.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $75,068,237 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $100,077,447 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703606.128
STP-ANN-1025
Fidelity® SAI Sustainable Core Plus Bond Fund

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Core Plus Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 4.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.1%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	250,000	250,872
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	250,000	250,625
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.869% 4/23/2037 (b)(c)(d)	550,000	552,066
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	500,000	501,899
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	250,000	250,701
TOTAL BAILIWICK OF JERSEY		1,806,163
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	250,000	250,979
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	250,000	250,811
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	250,000	250,717
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	250,000	250,265
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	250,000	250,666
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	250,000	250,769
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	200,000	200,092
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	250,000	249,988
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	250,000	250,770
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	250,000	250,601
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	250,000	250,108
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	250,000	250,548
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	250,000	250,550
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	250,000	250,814
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	250,000	250,599
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	300,000	300,807
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	250,000	250,875
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	233,975	234,054
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	250,000	250,705
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	250,000	250,981
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	250,000	250,496
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,246,195
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	250,000	250,706
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	150,000	150,020
TOTAL MULTI-NATIONAL		400,726
UNITED STATES - 0.2%
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	250,000	249,875
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	96,750	94,715
TOTAL UNITED STATES		344,590
TOTAL ASSET-BACKED SECURITIES (Cost $7,768,351)		7,797,674

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(d)(e)(f)	10,000	9,950
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(f)	1,995	1,763
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(d)(f)	20,947	19,156

TOTAL FRANCE		20,919
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(d)(f)	2,000	1,728
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(d)(f)	28,992	14,206
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(d)(f)	6,982	6,602
UNITED STATES - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(d)(f)	3,101	2,262
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (b)(d)(f)(g)	2,800	2,565
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 8.6055% 4/3/2031 (b)(d)(f)	26,200	23,998
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(d)(f)	34,860	34,614
		63,439
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(d)(f)	14,855	14,253
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(d)(f)	6,967	6,940
		21,193
TOTAL COMMUNICATION SERVICES		84,632

Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(d)(f)	80,476	67,952
Hotels, Restaurants & Leisure - 0.2%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(d)(f)	22,723	22,098
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(d)(f)(g)	4,277	4,160
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(d)(f)	10,971	10,779
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(d)(f)	50,546	48,567
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(d)(f)	4,961	4,787
		90,391
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(d)(f)	43,987	39,698
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(d)(f)	21,930	21,855
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(d)(f)	14,961	14,901
		76,454
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(d)(f)	9,875	9,577
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(d)(f)	12,992	12,840
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(d)(f)	19,845	18,157
		40,574
TOTAL CONSUMER DISCRETIONARY		275,371

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(d)(e)(f)	15,000	14,634
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(d)(f)(h)	1,490	708
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(d)(f)(h)	431	204
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(d)(f)	3,609	3,440
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(d)(f)	4,681	3,652
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(d)(f)	20,000	19,850
		27,854
TOTAL CONSUMER STAPLES		42,488

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(d)(f)	97,785	46,570
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(d)(f)	26,000	25,261
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(d)(e)(f)	10,000	9,875
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(d)(f)	1,709	1,389
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(d)(f)	12,980	11,606
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(d)(f)	4,950	2,166
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(d)(e)(f)	10,000	9,954
		25,115
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(d)(f)	160,000	157,645
TOTAL HEALTH CARE		192,635

Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(d)(f)	5,000	5,001
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(d)(f)	15,000	14,930
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(d)(f)	5,000	4,809
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(d)(f)	10,000	9,463
		14,272
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(d)(f)	25,817	22,616
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(d)(f)	19,873	19,277
		41,893
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(d)(f)	9,948	9,962
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(d)(f)	995	997
		10,959
TOTAL INDUSTRIALS		87,055

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(d)(f)	2,000	1,753
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(d)(f)	20,885	19,923
		21,676
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(d)(f)	15,920	15,095
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(d)(f)	11,000	10,431
		25,526
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(d)(f)	8,263	8,232
TOTAL INFORMATION TECHNOLOGY		55,434

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (d)(f)(g)	249	247
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(d)(f)	1,969	1,492
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(d)(f)	951	949
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(d)(f)	69,888	61,459
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(d)(f)	16,957	16,918
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(d)(f)	8,412	8,272
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(d)(f)	25,000	22,438
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(d)(f)	45,292	44,570
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(d)(e)(f)	5,000	4,983
		161,328
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(d)(f)	29,936	23,655
TOTAL MATERIALS		184,983

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(d)(f)	48,669	48,994
TOTAL UNITED STATES		1,043,423
TOTAL BANK LOAN OBLIGATIONS (Cost $1,138,509)		1,096,828

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	218,149	217,877
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.1275% 8/15/2036 (b)(c)(d)	250,000	241,634
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (c)	100,000	103,883
TOTAL UNITED STATES		563,394
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $563,062)		563,394

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	698	1,717
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(j)	268	3,243
Cano Health LLC warrants (i)(j)	29	99
		3,342
TOTAL UNITED STATES		5,059
TOTAL COMMON STOCKS (Cost $18,538)		5,059

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	57,443	116,908
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	43,000	39,559
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	18,000	18,036
ON Semiconductor Corp 0% 5/1/2027 (k)	16,000	18,280
Wolfspeed Inc 1.875% (h)	72,000	25,740
		62,056
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (c)	51,000	61,149
TOTAL INFORMATION TECHNOLOGY		123,205

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	15,000	15,236
TOTAL UNITED STATES		294,908
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $230,126)		294,908

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i)	855	21,708
Apollo Global Management Inc Series A, 6.75%	100	7,177
		28,885
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	200	7,904
TOTAL UNITED STATES		36,789
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,715)		36,789

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	91,248
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	475,000	315,023
COLOMBIA - 0.4%
Colombian Republic 7.375% 4/25/2030		200,000	211,600
Colombian Republic 7.75% 11/7/2036		200,000	204,850
Colombian Republic 8% 11/14/2035		200,000	210,250
TOTAL COLOMBIA			626,700
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		700,000	597,275
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (l)	GBP	155,000	211,843
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (l)	GBP	8,000	10,630
TOTAL UNITED KINGDOM			222,473
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,800,210)			1,852,719

Non-Convertible Corporate Bonds - 26.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(l)	EUR	100,000	116,923
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8.125% 5/1/2027 (c)		21,000	21,012
Mineral Resources Ltd 8.5% 5/1/2030 (c)		101,000	104,831
			125,843
TOTAL AUSTRALIA			242,766
BELGIUM - 0.1%
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.375% 4/19/2030 (d)(l)	EUR	100,000	122,744
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (c)		24,000	20,154
CANADA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 3.4% 5/13/2032		200,000	183,326
TELUS Corp 6.625% 10/15/2055 (d)		14,000	14,243
TELUS Corp 7% 10/15/2055 (d)		7,000	7,183
			204,752
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		45,000	42,076
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		40,000	40,476
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		4,000	4,097
			86,649
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)		150,000	104,451
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(l)	EUR	100,000	116,955
Royal Bank of Canada 3.125% 9/27/2031 (d)(l)	EUR	100,000	117,016
			233,971
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (c)		5,000	5,363
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (c)		96,000	90,494
Open Text Corp 3.875% 2/15/2028 (c)		14,000	13,608
Open Text Holdings Inc 4.125% 12/1/2031 (c)		6,000	5,520
Open Text Holdings Inc 4.125% 2/15/2030 (c)		5,000	4,720
			114,342
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		5,000	4,965
Hudbay Minerals Inc 6.125% 4/1/2029 (c)		7,000	7,077
			12,042
Utilities - 0.0%
Gas Utilities - 0.0%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)		72,000	72,959
TOTAL CANADA			834,529
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		49,000	47,821
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		14,000	14,250
TOTAL CHILE			62,071
COLOMBIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		55,000	20,419
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		25,000	20,344
			40,763
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		33,000	30,278
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (c)		30,000	30,911
			61,189
TOTAL COLOMBIA			101,952
DENMARK - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (l)	EUR	100,000	116,697
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (l)	EUR	100,000	117,017
TOTAL DENMARK			233,714
FINLAND - 0.2%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		17,000	17,720
Financials - 0.1%
Banks - 0.1%
Nordea Bank Abp 2.5% 5/23/2029 (l)	EUR	100,000	115,898
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (l)	EUR	100,000	125,257
TOTAL FINLAND			258,875
FRANCE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (c)		74,000	63,270
Altice France SA 5.5% 1/15/2028 (c)		30,000	26,400
Altice France SA 5.5% 10/15/2029 (c)		45,000	38,588
			128,258
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA 3.438% 4/7/2033 (l)	EUR	100,000	117,786
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)		116,000	123,179
Viridien 10% 10/15/2030 (c)		52,000	51,965
			175,144
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 3.945% 2/18/2037 (d)(l)	EUR	100,000	116,012
BNP Paribas SA 4.042% 1/10/2032 (d)(l)	EUR	100,000	120,591
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		100,000	104,198
BPCE SA 3.875% 1/11/2029 (l)	EUR	100,000	120,465
Societe Generale SA 3.75% 7/15/2031 (d)(l)	EUR	100,000	118,490
Societe Generale SA 5.249% 5/22/2029 (c)(d)		330,000	335,008
Societe Generale SA 5.5% 4/13/2029 (c)(d)		200,000	204,428
			1,119,192
TOTAL FRANCE			1,540,380
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (c)		5,000	4,873
Financials - 0.1%
Financial Services - 0.1%
KfW 2.75% 5/15/2030 (l)	EUR	200,000	238,038
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.5% 11/21/2033 (c)		200,000	214,344
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE 0.625% 3/24/2031 (l)	EUR	100,000	101,861
Utilities - 0.3%
Electric Utilities - 0.1%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (d)(l)	EUR	100,000	115,800
EnBW International Finance BV 3.85% 5/23/2030 (l)	EUR	100,000	121,836
			237,636
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 3.625% 1/10/2032 (l)	EUR	100,000	120,054
Multi-Utilities - 0.1%
E.ON SE 0.625% 11/7/2031 (l)	EUR	100,000	101,830
TOTAL UTILITIES			459,520

TOTAL GERMANY			1,018,636
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		22,000	21,802
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		2,000	1,681
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		15,000	14,199
Tullow Oil PLC 10.25% 5/15/2026 (c)		36,000	30,319

TOTAL GHANA			68,001
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		40,000	41,156
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (c)		200,000	193,887
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		7,000	6,635
TOTAL HONG KONG			200,522
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (d)(l)	EUR	150,000	190,183
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (c)		6,000	6,020
TOTAL IRELAND			196,203
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(l)		36,000	35,595
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(l)		8,000	7,760
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(l)		9,000	8,451
Energean PLC 6.5% 4/30/2027 (c)		62,000	61,313

TOTAL ISRAEL			113,119
ITALY - 0.5%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (l)	EUR	100,000	120,469
Utilities - 0.4%
Electric Utilities - 0.2%
Enel Finance International NV 0.875% 1/17/2031 (l)	EUR	100,000	104,520
Enel Finance International NV 5.125% 6/26/2029 (c)		200,000	204,995
			309,515
Gas Utilities - 0.2%
Snam SpA 5% 5/28/2030 (c)		350,000	355,340
TOTAL UTILITIES			664,855

TOTAL ITALY			785,324
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.62% 7/16/2028 (c)		200,000	202,134
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		58,000	45,965
Altice Financing SA 9.625% 7/15/2027 (c)		2,000	1,860
Altice France Holding SA 6% 2/15/2028 (c)		35,000	12,599
			60,424
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		15,000	12,904
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (l)	EUR	200,000	242,399
TOTAL LUXEMBOURG			315,727
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.25% 3/15/2030 (l)	EUR	55,000	64,053
NETHERLANDS - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (l)	EUR	100,000	117,022
Entertainment - 0.2%
Universal Music Group NV 4% 6/13/2031 (l)	EUR	200,000	242,648
TOTAL COMMUNICATION SERVICES			359,670

Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (c)		150,000	130,520
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1% 1/19/2034 (l)	EUR	100,000	96,412
Cooperatieve Rabobank UA 1.125% 5/7/2031 (l)	EUR	100,000	104,828
ING Groep NV 3% 8/17/2031 (d)(l)	EUR	100,000	115,807
ING Groep NV 4.5% 5/23/2029 (d)(l)	EUR	100,000	122,074
			439,121
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	125,485
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		42,000	41,977
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		121,000	120,226
			287,688
TOTAL NETHERLANDS			1,216,999
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (c)		10,000	9,825
IHS Holding Ltd 6.25% 11/29/2028 (c)		32,000	31,630
IHS Holding Ltd 7.875% 5/29/2030 (c)		45,000	45,898
IHS Holding Ltd 8.25% 11/29/2031 (c)		40,000	41,142

TOTAL NIGERIA			128,495
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4% 3/14/2029 (d)(l)	EUR	100,000	121,010
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		50,000	52,493
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		46,000	39,819
SPAIN - 0.4%
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		200,000	210,122
CaixaBank SA 6.25% 2/23/2033 (d)(l)	EUR	100,000	125,170
			335,292
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 2% 2/15/2033 (l)	EUR	100,000	104,248
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 3.375% 11/22/2032 (l)	EUR	100,000	118,447
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)		25,000	24,212
TOTAL UTILITIES			142,659

TOTAL SPAIN			582,199
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 3.25% 8/27/2031 (l)	EUR	100,000	117,695
Swedbank AB 3.375% 5/29/2030 (l)	EUR	100,000	120,248

TOTAL SWEDEN			237,943
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(l)	EUR	100,000	112,354
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		44,000	40,440
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		6,000	5,032
			45,472
TOTAL SWITZERLAND			157,826
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		56,000	57,960
UNITED KINGDOM - 2.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (l)	EUR	100,000	116,134
InterContinental Hotels Group PLC 3.375% 10/8/2028 (l)	GBP	100,000	129,534
			245,668
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (l)	GBP	100,000	113,522
TOTAL CONSUMER DISCRETIONARY			359,190

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (l)	EUR	100,000	106,513
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (l)	EUR	100,000	122,787
			229,300
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (l)	EUR	100,000	120,842
TOTAL CONSUMER STAPLES			350,142

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		47,000	51,893
Financials - 0.8%
Banks - 0.6%
Barclays PLC 0.577% 8/9/2029 (d)(l)	EUR	100,000	109,606
Barclays PLC 8.407% 11/14/2032 (d)(l)	GBP	100,000	144,238
HSBC Holdings PLC 3% 5/29/2030 (d)	GBP	100,000	126,745
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(l)	EUR	100,000	125,351
NatWest Group PLC 3.575% 9/12/2032 (d)(l)	EUR	200,000	236,891
Virgin Money UK PLC 7.625% 8/23/2029 (d)(l)	GBP	100,000	145,741
			888,572
Financial Services - 0.1%
Nationwide Building Society 3.828% 7/24/2032 (d)(l)	EUR	100,000	119,663
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (l)	GBP	100,000	153,548
TOTAL FINANCIALS			1,161,783

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	132,421
Industrials - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (l)	EUR	100,000	100,720
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd 2.625% 3/16/2028 (l)	GBP	100,000	127,315
TOTAL INDUSTRIALS			228,035

Utilities - 0.5%
Electric Utilities - 0.2%
NGG Finance PLC 2.125% 9/5/2082 (d)(l)	EUR	100,000	114,637
SSE PLC 1.75% 4/16/2030 (l)	EUR	100,000	111,253
			225,890
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		181,000	183,588
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/2035 (l)	EUR	100,000	120,678
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (l)	EUR	150,000	179,589
TOTAL UTILITIES			709,745

TOTAL UNITED KINGDOM			2,993,209
UNITED STATES - 18.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.25% 2/1/2032		280,000	242,496
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		5,000	4,932
Connect Holding II LLC 10.5% 4/3/2031 (c)		15,000	14,763
Level 3 Financing Inc 10% 10/15/2032 (c)		3,000	3,011
Level 3 Financing Inc 3.625% 1/15/2029 (c)		8,000	6,800
Level 3 Financing Inc 3.75% 7/15/2029 (c)		40,000	33,400
Level 3 Financing Inc 3.875% 10/15/2030 (c)		9,000	7,650
Level 3 Financing Inc 4% 4/15/2031 (c)		35,000	29,313
Level 3 Financing Inc 4.25% 7/1/2028 (c)		2,000	1,835
Level 3 Financing Inc 4.5% 4/1/2030 (c)		34,000	30,515
Level 3 Financing Inc 4.875% 6/15/2029 (c)		10,000	9,325
Level 3 Financing Inc 6.875% 6/30/2033 (c)		65,000	65,583
Level 3 Financing Inc 7% 3/31/2034 (c)		35,000	35,238
Lumen Technologies Inc 4.125% 4/15/2030 (c)		5,000	4,900
Lumen Technologies Inc 4.5% 1/15/2029 (c)		1,000	910
Verizon Communications Inc 5.05% 5/9/2033		445,000	453,117
			943,788
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031		140,000	130,160
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (c)		7,000	7,072
Snap Inc 6.875% 3/15/2034 (c)		15,000	15,039
			22,111
Media - 0.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		24,000	19,922
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		108,000	93,774
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		92,000	85,342
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		31,000	30,844
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		14,000	13,891
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (c)		109,000	109,112
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	20,313
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	43,096
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	23,337
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (m)		400,000	395,173
CMG Media Corp 8.875% 6/18/2029 (c)		9,000	8,386
CSC Holdings LLC 3.375% 2/15/2031 (c)		62,000	39,655
CSC Holdings LLC 4.125% 12/1/2030 (c)		25,000	16,381
CSC Holdings LLC 4.625% 12/1/2030 (c)		52,000	22,782
DISH DBS Corp 5.125% 6/1/2029		73,000	60,262
DISH DBS Corp 5.25% 12/1/2026 (c)		5,000	4,849
DISH DBS Corp 7.375% 7/1/2028		10,000	9,050
DISH DBS Corp 7.75% 7/1/2026		5,000	4,863
Dotdash Meredith Inc 7.625% 6/15/2032 (c)		5,000	4,898
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		107,529	106,085
EW Scripps Co/The 9.875% 8/15/2030 (c)		10,000	9,400
Paramount Global 6.375% 3/30/2062 (d)		35,000	35,058
Univision Communications Inc 7.375% 6/30/2030 (c)		41,000	41,224
Univision Communications Inc 8% 8/15/2028 (c)		5,000	5,190
Univision Communications Inc 8.5% 7/31/2031 (c)		157,000	161,782
Univision Communications Inc 9.375% 8/1/2032 (c)		30,000	31,593
			1,396,262
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.875% 4/15/2030		240,000	235,078
TOTAL COMMUNICATION SERVICES			2,727,399

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		26,000	27,077
Automobiles - 0.0%
General Motors Co 5.4% 10/15/2029		100,000	103,153
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)		14,000	13,228
			116,381
Broadline Retail - 0.2%
GrubHub Holdings Inc 5.5% 7/1/2027 (c)		29,000	28,900
Nordstrom Inc 4.375% 4/1/2030		10,000	9,209
Saks Global Enterprises LLC 11% 12/15/2029 (c)		21,456	8,473
Wayfair LLC 7.25% 10/31/2029 (c)		147,000	149,886
Wayfair LLC 7.75% 9/15/2030 (c)		50,000	51,658
			248,126
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (c)		81,000	80,108
StoneMor Inc 8.5% 5/15/2029 (c)		41,000	39,554
			119,662
Hotels, Restaurants & Leisure - 0.4%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (c)		20,000	20,742
Carnival Corp 5.75% 3/15/2030 (c)		64,000	65,610
Carnival Corp 5.75% 8/1/2032 (c)		15,000	15,262
Carnival Corp 5.875% 6/15/2031 (c)		25,000	25,629
Carnival Corp 6% 5/1/2029 (c)		178,000	180,308
Carnival Corp 6.125% 2/15/2033 (c)		26,000	26,699
CEC Entertainment LLC 6.75% 5/1/2026 (c)		28,000	27,886
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		57,000	52,028
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (c)		115,000	115,949
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		5,000	5,103
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		7,000	7,128
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		5,000	5,135
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		16,000	12,867
Yum! Brands Inc 4.625% 1/31/2032		5,000	4,833
			565,179
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		42,000	42,687
LGI Homes Inc 7% 11/15/2032 (c)		55,000	53,639
Newell Brands Inc 6.375% 5/15/2030		7,000	6,908
Newell Brands Inc 6.625% 5/15/2032		20,000	19,534
Newell Brands Inc 6.875% 4/1/2036 (n)		2,000	1,954
Newell Brands Inc 7% 4/1/2046 (n)		35,000	30,414
Newell Brands Inc 8.5% 6/1/2028 (c)		20,000	21,115
Tri Pointe Homes Inc 5.25% 6/1/2027		4,000	3,998
Tri Pointe Homes Inc 5.7% 6/15/2028		7,000	7,113
Whirlpool Corp 5.75% 3/1/2034		20,000	19,397
Whirlpool Corp 6.125% 6/15/2030		35,000	35,389
Whirlpool Corp 6.5% 6/15/2033		75,000	75,525
			317,673
Specialty Retail - 0.4%
Carvana Co 4.875% 9/1/2029 (c)		5,000	4,551
Carvana Co 5.625% 10/1/2025 (c)		41,000	40,898
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		3,843	3,930
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		3,383	3,538
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		46,516	52,777
Home Depot Inc/The 3.25% 4/15/2032		130,000	121,060
LBM Acquisition LLC 6.25% 1/15/2029 (c)		18,000	16,512
LBM Acquisition LLC 9.5% 6/15/2031 (c)		25,000	26,201
Lowe's Cos Inc 3.75% 4/1/2032		130,000	123,443
Lowe's Cos Inc 4.25% 4/1/2052		130,000	100,721
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		12,000	12,450
SGUS LLC 11% 12/15/2029 (c)		9,089	7,989
Staples Inc 10.75% 9/1/2029 (c)		53,000	50,748
Staples Inc 12.75% 1/15/2030 (c)		20,058	14,277
TJX Cos Inc/The 3.875% 4/15/2030		120,000	119,129
			698,224
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 3.05% 3/15/2032		200,000	179,100
William Carter Co/The 5.625% 3/15/2027 (c)		10,000	9,980
			189,080
TOTAL CONSUMER DISCRETIONARY			2,281,402

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		15,000	14,773
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		12,000	12,274
C&S Group Enterprises LLC 5% 12/15/2028 (c)		24,000	21,822
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		42,000	44,215
Performance Food Group Inc 4.25% 8/1/2029 (c)		6,000	5,810
Performance Food Group Inc 6.125% 9/15/2032 (c)		14,000	14,329
US Foods Inc 5.75% 4/15/2033 (c)		7,000	7,023
			120,246
Food Products - 0.3%
General Mills Inc 2.25% 10/14/2031		350,000	307,647
Post Holdings Inc 4.5% 9/15/2031 (c)		14,000	13,060
Post Holdings Inc 4.625% 4/15/2030 (c)		6,000	5,786
Post Holdings Inc 6.25% 10/15/2034 (c)		5,000	5,030
Post Holdings Inc 6.25% 2/15/2032 (c)		5,000	5,136
Post Holdings Inc 6.375% 3/1/2033 (c)		78,000	78,792
			415,451
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		19,000	19,400
TOTAL CONSUMER STAPLES			555,097

Energy - 0.6%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		16,000	16,054
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		5,000	5,125
Nabors Industries Ltd 7.5% 1/15/2028 (c)		21,000	21,079
Oceaneering International Inc 6% 2/1/2028		66,000	66,684
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		15,000	15,003
			123,945
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp 7.125% 2/1/2026 (c)		11,000	10,964
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (c)		25,000	24,935
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		51,000	50,056
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		135,000	128,059
CNX Resources Corp 6% 1/15/2029 (c)		9,000	9,019
CNX Resources Corp 7.25% 3/1/2032 (c)		28,000	29,054
CNX Resources Corp 7.375% 1/15/2031 (c)		5,000	5,186
CVR Energy Inc 8.5% 1/15/2029 (c)		49,000	49,528
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		45,000	45,604
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (c)		5,000	5,117
Kinetik Holdings LP 6.625% 12/15/2028 (c)		71,000	73,046
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		21,000	20,768
New Fortress Energy Inc 6.5% 9/30/2026 (c)		8,000	2,800
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		181,000	176,429
Sunoco LP 6.25% 7/1/2033 (c)		19,000	19,418
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		185,000	182,262
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		90,000	88,422
			920,667
TOTAL ENERGY			1,044,612

Financials - 6.2%
Banks - 3.7%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	63,503
Bank of America Corp 4.623% 5/9/2029 (d)		632,000	639,129
Bank of America Corp 5.015% 7/22/2033 (d)		198,000	201,135
Bank of America Corp 5.162% 1/24/2031 (d)		550,000	567,646
Bank of America Corp 6.204% 11/10/2028 (d)		25,000	26,054
Citigroup Inc 2.666% 1/29/2031 (d)		579,000	537,038
Citigroup Inc 4.91% 5/24/2033 (d)		254,000	255,137
Citizens Financial Group Inc 5.718% 7/23/2032 (d)		91,000	95,043
Fifth Third Bancorp 4.895% 9/6/2030 (d)		100,000	101,725
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		340,000	308,421
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		224,000	223,051
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		287,000	290,132
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		26,000	26,361
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		83,000	85,630
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		550,000	566,791
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		98,000	101,884
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		500,000	505,583
Santander Holdings USA Inc 5.807% 9/9/2026 (d)		31,000	31,006
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	28,262
Wells Fargo & Co 5.15% 4/23/2031 (d)		112,000	115,348
Wells Fargo & Co 5.244% 1/24/2031 (d)		142,000	146,685
Wells Fargo & Co 5.499% 1/23/2035 (d)		778,000	802,844
Wells Fargo & Co 5.605% 4/23/2036 (d)		99,000	102,785
Western Alliance Bancorp 3% 6/15/2031 (d)		15,000	14,244
			5,835,437
Capital Markets - 1.2%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		152,000	138,218
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	128,661
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		35,000	35,096
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	63,055
Morgan Stanley 4.654% 10/18/2030 (d)		500,000	504,806
Morgan Stanley 4.889% 7/20/2033 (d)		313,000	315,554
Morgan Stanley 5.192% 4/17/2031 (d)		75,000	77,308
Morgan Stanley 5.32% 7/19/2035 (d)		300,000	305,716
Morgan Stanley 5.664% 4/17/2036 (d)		59,000	61,412
MSCI Inc 5.25% 9/1/2035		84,000	83,328
State Street Corp 3.031% 11/1/2034 (d)		200,000	187,651
			1,900,805
Consumer Finance - 0.3%
Ally Financial Inc 6.646% 1/17/2040 (d)		31,000	30,764
American Express Co 5.085% 1/30/2031 (d)		221,000	227,777
LFS Topco LLC 8.75% 7/15/2030 (c)		20,000	19,565
Navient Corp 7.875% 6/15/2032		15,000	15,827
OneMain Finance Corp 3.5% 1/15/2027		5,000	4,893
OneMain Finance Corp 3.875% 9/15/2028		153,000	146,666
OneMain Finance Corp 6.125% 5/15/2030		35,000	35,500
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,141
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,273
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,206
SLM Corp 6.5% 1/31/2030		10,000	10,465
			509,077
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		173,000	159,819
Block Inc 5.625% 8/15/2030 (c)		5,000	5,111
Block Inc 6% 8/15/2033 (c)		5,000	5,133
Block Inc 6.5% 5/15/2032		80,000	82,890
Burford Capital Global Finance LLC 7.5% 7/15/2033 (c)		60,000	61,320
Clue Opco LLC 9.5% 10/15/2031 (c)		6,000	6,387
NFE Financing LLC 12% 11/15/2029 (c)		38,941	14,311
PennyMac Financial Services Inc 6.75% 2/15/2034 (c)		15,000	15,102
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (c)		35,000	33,590
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		7,000	7,283
WEX Inc 6.5% 3/15/2033 (c)		14,000	14,324
			405,270
Insurance - 0.6%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)		200,000	195,144
Equitable Financial Life Global Funding 5% 3/27/2030 (c)		146,000	149,701
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	186,043
Reinsurance Group of America Inc 5.75% 9/15/2034		230,000	237,126
Unum Group 4% 6/15/2029		240,000	236,443
			1,004,457
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		2,000	1,969
Starwood Property Trust Inc 6% 4/15/2030 (c)		5,000	5,080
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		95,000	98,068
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		10,000	10,379
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		40,000	41,918
			157,414
TOTAL FINANCIALS			9,812,460

Health Care - 1.7%
Biotechnology - 0.2%
Amgen Inc 3% 2/22/2029		260,000	250,215
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		31,000	25,954
			276,169
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (c)		7,000	7,257
Health Care Providers & Services - 1.2%
AMN Healthcare Inc 4% 4/15/2029 (c)		26,000	24,249
Centene Corp 4.625% 12/15/2029		403,000	388,137
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		276,000	235,261
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		34,000	24,433
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		3,000	2,385
CHS/Community Health Systems Inc 9.75% 1/15/2034 (c)		15,000	15,192
CVS Health Corp 5% 9/15/2032		41,000	41,188
CVS Health Corp 6.75% 12/10/2054 (d)		183,000	185,509
CVS Health Corp 7% 3/10/2055 (d)		42,000	43,727
DaVita Inc 3.75% 2/15/2031 (c)		95,000	86,688
DaVita Inc 6.75% 7/15/2033 (c)		20,000	20,729
DaVita Inc 6.875% 9/1/2032 (c)		19,000	19,656
Encompass Health Corp 4.625% 4/1/2031		12,000	11,635
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		33,000	30,512
Humana Inc 3.7% 3/23/2029		130,000	127,412
Humana Inc 5.75% 12/1/2028		110,000	114,650
ModivCare Inc 5% 10/1/2029 (c)		2,000	4
Molina Healthcare Inc 3.875% 11/15/2030 (c)		55,000	50,521
Molina Healthcare Inc 6.25% 1/15/2033 (c)		43,000	43,305
Owens & Minor Inc 4.5% 3/31/2029 (c)		10,000	8,493
Owens & Minor Inc 6.625% 4/1/2030 (c)		62,000	53,781
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		46,000	45,504
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		1,099	1,072
Team Health Holdings Inc 8.375% 6/30/2028 (c)		15,000	15,184
Tenet Healthcare Corp 6.125% 10/1/2028		233,000	233,168
Tenet Healthcare Corp 6.125% 6/15/2030		10,000	10,153
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		36,000	36,944
			1,869,492
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		5,000	4,995
IQVIA Inc 5% 5/15/2027 (c)		14,000	13,944
IQVIA Inc 6.25% 6/1/2032 (c)		65,000	67,003
			85,942
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		3,000	2,844
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		175,000	170,902
Fortrea Holdings Inc 7.5% 7/1/2030 (c)		10,000	9,527
			183,273
Pharmaceuticals - 0.2%
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		15,000	14,963
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	63,860
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		61,000	52,270
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		10,000	9,467
Zoetis Inc 2% 5/15/2030		140,000	126,876
			267,436
TOTAL HEALTH CARE			2,689,569

Industrials - 1.2%
Aerospace & Defense - 0.2%
ATI Inc 4.875% 10/1/2029		107,000	104,822
ATI Inc 7.25% 8/15/2030		5,000	5,267
TransDigm Inc 4.875% 5/1/2029		6,000	5,891
TransDigm Inc 6% 1/15/2033 (c)		14,000	14,157
TransDigm Inc 6.25% 1/31/2034 (c)		5,000	5,130
TransDigm Inc 6.375% 3/1/2029 (c)		90,000	92,146
TransDigm Inc 6.375% 5/31/2033 (c)		15,000	15,199
TransDigm Inc 6.625% 3/1/2032 (c)		5,000	5,148
TransDigm Inc 6.75% 1/31/2034 (c)		25,000	25,807
			273,567
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)		59,000	61,145
Building Products - 0.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)		7,000	7,139
Builders FirstSource Inc 6.375% 3/1/2034 (c)		38,000	39,137
Builders FirstSource Inc 6.75% 5/15/2035 (c)		30,000	31,286
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)		15,000	14,433
Carrier Global Corp 2.493% 2/15/2027		130,000	127,195
Carrier Global Corp 5.9% 3/15/2034		4,000	4,264
Carrier Global Corp 6.2% 3/15/2054		2,000	2,126
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		36,000	27,720
Cornerstone Building Brands Inc 9.5% 8/15/2029 (c)		10,000	9,625
JELD-WEN Inc 4.875% 12/15/2027 (c)		30,000	29,516
			292,441
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (c)		132,000	115,346
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		136,000	133,523
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		49,000	48,633
OT Midco Inc 10% 2/15/2030 (c)		22,000	15,030
Reworld Holding Corp 4.875% 12/1/2029 (c)		210,000	203,056
			515,588
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (c)		30,000	30,620
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (c)		10,000	9,287
Sensata Technologies BV 4% 4/15/2029 (c)		10,000	9,578
WESCO Distribution Inc 6.375% 3/15/2033 (c)		19,000	19,708
			38,573
Industrial Conglomerates - 0.2%
Honeywell International Inc 1.75% 9/1/2031		140,000	120,572
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	128,755
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	51,665
			300,992
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		70,000	74,302
Enpro Inc 6.125% 6/1/2033 (c)		15,000	15,305
Otis Worldwide Corp 2.565% 2/15/2030		140,000	130,501
Terex Corp 6.25% 10/15/2032 (c)		36,000	36,443
			256,551
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		25,000	24,842
Professional Services - 0.1%
Verisk Analytics Inc 4.5% 8/15/2030		34,000	34,137
Verisk Analytics Inc 5.125% 2/15/2036		76,000	75,500
			109,637
Trading Companies & Distributors - 0.0%
Herc Holdings Inc 7% 6/15/2030 (c)		25,000	26,019
Herc Holdings Inc 7.25% 6/15/2033 (c)		20,000	20,980
United Rentals North America Inc 6.125% 3/15/2034 (c)		10,000	10,357
			57,356
TOTAL INDUSTRIALS			1,961,312

Information Technology - 0.9%
Communications Equipment - 0.0%
Viasat Inc 7.5% 5/30/2031 (c)		8,000	7,510
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	118,261
Insight Enterprises Inc 6.625% 5/15/2032 (c)		7,000	7,207
TTM Technologies Inc 4% 3/1/2029 (c)		9,000	8,610
			134,078
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		40,000	39,820
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		10,000	9,963
CoreWeave Inc 9% 2/1/2031 (c)		40,000	39,600
CoreWeave Inc 9.25% 6/1/2030 (c)		29,000	29,104
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		106,000	100,424
			218,911
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)		72,000	67,865
Entegris Inc 5.95% 6/15/2030 (c)		166,000	168,134
Micron Technology Inc 2.703% 4/15/2032		140,000	123,233
Micron Technology Inc 5.8% 1/15/2035		250,000	258,429
ON Semiconductor Corp 3.875% 9/1/2028 (c)		92,000	89,398
Wolfspeed Inc 7.9583% 6/23/2030 (c)(h)(i)(n)		3,377	3,369
			710,428
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (c)		53,000	56,664
Cloud Software Group Inc 9% 9/30/2029 (c)		75,000	78,182
Elastic NV 4.125% 7/15/2029 (c)		38,000	36,517
Fair Isaac Corp 6% 5/15/2033 (c)		30,000	30,403
Gen Digital Inc 6.25% 4/1/2033 (c)		10,000	10,283
Gen Digital Inc 7.125% 9/30/2030 (c)		43,000	44,484
Rackspace Finance LLC 3.5% 5/15/2028 (c)		3,340	1,582
UKG Inc 6.875% 2/1/2031 (c)		5,000	5,170
			263,285
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (c)		48,000	43,753
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (c)		4,000	3,885
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		10,000	10,119
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (c)		7,000	7,435
			65,192
TOTAL INFORMATION TECHNOLOGY			1,399,404

Materials - 0.7%
Chemicals - 0.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		26,932	23,902
Celanese US Holdings LLC 6.5% 4/15/2030		10,000	10,091
Celanese US Holdings LLC 6.75% 4/15/2033		38,000	38,274
Chemours Co/The 4.625% 11/15/2029 (c)		163,000	145,551
Chemours Co/The 5.75% 11/15/2028 (c)		55,000	52,960
GPD Cos Inc 12.5% 12/31/2029 (c)		11,470	9,603
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		74,000	66,188
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (c)		150,000	148,535
Linde Finance BV 0.55% 5/19/2032 (l)	EUR	100,000	98,970
Mativ Holdings Inc 8% 10/1/2029 (c)		16,000	15,837
Olin Corp 5% 2/1/2030		21,000	20,383
Olin Corp 6.625% 4/1/2033 (c)		94,000	93,879
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		124,000	120,939
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,000	4,193
			849,305
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		52,000	53,630
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		19,000	19,694
			73,324
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		85,000	77,999
Ball Corp 5.5% 9/15/2033		15,000	15,180
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (c)		35,000	35,403
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		118,000	119,894
			248,476
TOTAL MATERIALS			1,171,105

Real Estate - 1.2%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (c)		75,000	73,748
WP Carey Inc 2.45% 2/1/2032		220,000	190,649
			264,397
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	184,235
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	7,883
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		124,000	117,538
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		14,000	14,678
			324,334
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)		13,000	13,427
Industrial REITs - 0.1%
Prologis LP 2.875% 11/15/2029		200,000	189,942
Office REITs - 0.3%
Boston Properties LP 2.45% 10/1/2033		220,000	178,512
Boston Properties LP 6.75% 12/1/2027		17,000	17,888
COPT Defense Properties LP 2% 1/15/2029		150,000	138,511
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	105,651
			440,562
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		3,200	3,150
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		24,000	22,236
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (c)		37,000	39,304
CBRE Services Inc 2.5% 4/1/2031		140,000	125,831
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		116,000	115,663
			306,184
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.2% 4/1/2032		101,000	103,095
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	186,360
Regency Centers LP 5.1% 1/15/2035		32,000	32,105
			321,560
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (c)		19,000	18,879
TOTAL REAL ESTATE			1,879,285

Utilities - 2.5%
Electric Utilities - 1.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	184,162
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	207,153
DPL Inc 4.35% 4/15/2029		168,000	166,275
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	169,900
Duke Energy Corp 5.45% 6/15/2034		200,000	206,466
Edison International 7.875% 6/15/2054 (d)		37,000	36,577
Edison International 8.125% 6/15/2053 (d)		25,000	25,009
Northern States Power Co/MN 2.25% 4/1/2031		265,000	240,816
NRG Energy Inc 5.75% 7/15/2029 (c)		81,000	80,969
NRG Energy Inc 6% 2/1/2033 (c)		5,000	5,067
NRG Energy Inc 6.25% 11/1/2034 (c)		14,000	14,353
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	125,899
PG&E Corp 5% 7/1/2028		30,000	29,658
PG&E Corp 5.25% 7/1/2030		190,000	185,168
PG&E Corp 7.375% 3/15/2055 (d)		31,000	30,764
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	127,474
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (c)		2,000	1,962
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		49,000	50,046
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		21,000	21,960
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)		41,000	43,240
			1,952,918
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026		140,000	138,215
AES Corp/The 2.45% 1/15/2031		527,000	472,175
AES Corp/The 5.8% 3/15/2032		250,000	257,226
AES Corp/The 6.95% 7/15/2055 (d)		17,000	16,447
Sunnova Energy Corp 5.875% (c)(h)		36,000	108
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		180,000	173,687
			1,057,858
Multi-Utilities - 0.7%
Dominion Energy Inc 2.25% 8/15/2031		409,000	360,393
NiSource Inc 1.7% 2/15/2031		370,000	320,422
NiSource Inc 5.35% 4/1/2034		150,000	153,431
Puget Energy Inc 4.224% 3/15/2032		255,000	241,831
			1,076,077
TOTAL UTILITIES			4,086,853

TOTAL UNITED STATES			29,608,498
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 7.25% 2/15/2034 (c)		200,000	201,930
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $40,790,517)			41,820,441

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	400	31,700
Strategy Inc 9%	75	7,331

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $40,990)		39,031

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Europe BV 2.502% (d)(l)(o)	EUR	100,000	116,220
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.875% (d)(o)		15,000	15,377
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(o)		7,000	6,399
Ally Financial Inc 4.7% (d)(o)		60,000	58,514
			64,913
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(i)(o)		5,141	5,295
TOTAL FINANCIALS			85,585

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(o)		45,000	44,381
Aircastle Ltd 5.25% (c)(d)(o)		19,000	19,333
			63,714
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(o)		3,000	2,751
TOTAL UNITED STATES			152,050
TOTAL PREFERRED SECURITIES (Cost $246,443)			268,270

U.S. Government Agency - Mortgage Securities - 22.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.5%
Fannie Mae 2.5% 1/1/2052	89,903	75,249
Fannie Mae 2.5% 6/1/2052	180,448	152,954
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,480	12,113
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,674	12,265
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,000	13,455
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,393	12,911
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	14,801	13,277
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	14,799	13,275
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,941	14,289
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,319	13,741
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	15,645	14,024
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	16,546	14,832
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	33,151	30,564
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	42,951	37,359
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	74,700	59,513
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	195,012	156,464
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	91,889	74,271
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	56,142	45,431
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	573,231	457,233
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	95,474	77,288
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	85,117	68,850
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	51,603	41,757
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	254,664	221,167
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	66,897	61,948
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	41,765	38,675
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	49,242	39,539
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	47,572	44,052
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	15,601	12,547
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	20,339	17,215
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,857	15,961
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,706	15,833
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	47,818	40,188
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	41,370	34,563
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,513	18,892
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	41,408	34,595
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	40,237	33,792
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	144,073	121,266
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,869	15,971
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	159,926	134,610
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	110,747	93,873
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	177,711	148,190
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	41,718	36,572
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	49,366	42,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	45,402	39,802
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	237,036	207,575
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	92,241	80,661
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	39,823	34,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	135,152	121,183
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	347,893	301,826
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	181,558	160,070
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	60,725	53,177
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	156,330	138,023
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	395,474	343,320
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (m)	245,944	216,989
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	41,960	36,889
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	22,663	21,024
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	170,431	160,505
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	21,067	19,544
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	90,556	83,838
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	47,533	44,725
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	39,759	37,481
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	13,519	12,542
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,720	19,611
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,679	35,592
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	91,090	87,956
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	336,657	332,621
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	41,119	40,780
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	91,008	91,878
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	47,338	47,761
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	198,074	199,594
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	492,692	496,013
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	191,880	193,472
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	84,767	87,162
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	70,894	73,807
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	195,217	202,568
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	78,013	79,945
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,461	24,027
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,259	48,400
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	147,664	153,640
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	50,610	52,385
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	188,628	193,122
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	95,957	101,110
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,122	15,704
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	227,221	238,037
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055 (m)	74,951	79,099
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	150,116	158,470
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	123,881	130,852
Freddie Mac Gold Pool 1.5% 1/1/2036	13,675	12,288
Freddie Mac Gold Pool 1.5% 11/1/2035	17,363	15,602
Freddie Mac Gold Pool 1.5% 2/1/2036	14,582	13,080
Freddie Mac Gold Pool 1.5% 3/1/2036	14,187	12,726
Freddie Mac Gold Pool 1.5% 4/1/2036	15,340	13,761
Freddie Mac Gold Pool 1.5% 4/1/2041	119,644	99,990
Freddie Mac Gold Pool 1.5% 4/1/2051	107,759	81,785
Freddie Mac Gold Pool 1.5% 5/1/2036	15,705	14,088
Freddie Mac Gold Pool 1.5% 6/1/2036	15,799	14,172
Freddie Mac Gold Pool 2% 1/1/2052	84,439	68,249
Freddie Mac Gold Pool 2% 11/1/2050	308,084	247,186
Freddie Mac Gold Pool 2% 12/1/2051	64,251	51,932
Freddie Mac Gold Pool 2% 2/1/2052	222,225	179,478
Freddie Mac Gold Pool 2% 2/1/2052	29,652	24,004
Freddie Mac Gold Pool 2% 3/1/2052	50,514	40,576
Freddie Mac Gold Pool 2% 4/1/2042	239,762	208,099
Freddie Mac Gold Pool 2% 4/1/2052	47,525	38,176
Freddie Mac Gold Pool 2% 6/1/2051	49,882	39,725
Freddie Mac Gold Pool 2% 9/1/2050	88,659	71,134
Freddie Mac Gold Pool 2.5% 10/1/2051	49,375	41,497
Freddie Mac Gold Pool 2.5% 11/1/2050	51,267	43,471
Freddie Mac Gold Pool 2.5% 11/1/2051	41,834	35,460
Freddie Mac Gold Pool 2.5% 12/1/2051	83,250	69,473
Freddie Mac Gold Pool 2.5% 12/1/2051	21,101	17,880
Freddie Mac Gold Pool 2.5% 2/1/2050	64,930	54,651
Freddie Mac Gold Pool 2.5% 3/1/2050	93,532	78,726
Freddie Mac Gold Pool 2.5% 4/1/2042	114,529	101,826
Freddie Mac Gold Pool 2.5% 4/1/2047	44,545	37,785
Freddie Mac Gold Pool 2.5% 4/1/2052	241,259	204,198
Freddie Mac Gold Pool 2.5% 5/1/2051	420,337	351,565
Freddie Mac Gold Pool 2.5% 5/1/2051	43,691	37,034
Freddie Mac Gold Pool 2.5% 7/1/2036	53,534	50,519
Freddie Mac Gold Pool 2.5% 9/1/2051	29,349	24,629
Freddie Mac Gold Pool 3% 1/1/2052	32,099	28,110
Freddie Mac Gold Pool 3% 10/1/2049	12,229	10,747
Freddie Mac Gold Pool 3% 3/1/2050	22,172	19,472
Freddie Mac Gold Pool 3% 3/1/2052	18,976	16,617
Freddie Mac Gold Pool 3% 4/1/2050	22,332	19,612
Freddie Mac Gold Pool 3% 5/1/2035	65,546	63,260
Freddie Mac Gold Pool 3% 5/1/2051	41,941	36,741
Freddie Mac Gold Pool 3% 6/1/2052	53,459	46,814
Freddie Mac Gold Pool 3.5% 11/1/2047	9,819	9,109
Freddie Mac Gold Pool 3.5% 2/1/2043	20,631	19,461
Freddie Mac Gold Pool 3.5% 7/1/2042	12,701	11,982
Freddie Mac Gold Pool 3.5% 7/1/2047	11,503	10,685
Freddie Mac Gold Pool 3.5% 8/1/2047	17,563	16,315
Freddie Mac Gold Pool 3.5% 9/1/2042	29,092	27,428
Freddie Mac Gold Pool 3.5% 9/1/2042	16,109	15,179
Freddie Mac Gold Pool 4% 10/1/2052	36,859	34,863
Freddie Mac Gold Pool 4% 2/1/2053	135,563	127,969
Freddie Mac Gold Pool 4.5% 11/1/2052	84,194	81,349
Freddie Mac Gold Pool 5% 12/1/2052	39,801	39,747
Freddie Mac Gold Pool 5% 8/1/2055	99,529	98,608
Freddie Mac Gold Pool 5.5% 1/1/2055	57,858	59,115
Freddie Mac Gold Pool 6% 12/1/2052	43,223	44,740
Freddie Mac Gold Pool 6% 2/1/2055	163,168	169,503
Freddie Mac Gold Pool 6% 4/1/2054	86,915	90,126
Freddie Mac Gold Pool 6% 8/1/2055	150,000	155,789
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	140,776	145,636
Ginnie Mae I Pool 3.5% 7/20/2052	97,341	88,843
Ginnie Mae I Pool 3.5% 8/20/2052	23,326	21,290
Ginnie Mae I Pool 3.5% 9/20/2052	195,494	178,425
Ginnie Mae I Pool 4% 10/20/2052	86,530	81,406
Ginnie Mae I Pool 4.5% 4/20/2053	87,418	84,769
Ginnie Mae I Pool 5% 10/20/2054	218,085	215,902
Ginnie Mae II Pool 2% 1/20/2051	180,416	147,784
Ginnie Mae II Pool 2% 1/20/2052	149,986	122,834
Ginnie Mae II Pool 2% 10/20/2050	180,479	147,807
Ginnie Mae II Pool 2% 11/20/2050	44,880	36,763
Ginnie Mae II Pool 2% 12/20/2050	88,290	72,301
Ginnie Mae II Pool 2% 2/20/2051	19,129	15,669
Ginnie Mae II Pool 2% 2/20/2052	700,467	573,664
Ginnie Mae II Pool 2% 3/20/2052	71,486	58,567
Ginnie Mae II Pool 2% 4/20/2052	124,988	102,401
Ginnie Mae II Pool 2% 9/1/2055 (m)	300,000	245,586
Ginnie Mae II Pool 2% 9/20/2050	48,448	39,701
Ginnie Mae II Pool 2.5% 10/20/2051	148,683	126,690
Ginnie Mae II Pool 2.5% 12/20/2051	249,975	212,998
Ginnie Mae II Pool 2.5% 5/20/2052	411,057	350,317
Ginnie Mae II Pool 2.5% 8/20/2051	270,465	230,457
Ginnie Mae II Pool 3% 4/20/2052	395,565	350,570
Ginnie Mae II Pool 3% 8/20/2051	294,736	261,417
Ginnie Mae II Pool 3.5% 10/1/2055 (m)	50,000	45,387
Ginnie Mae II Pool 3.5% 9/1/2055 (m)	100,000	91,013
Ginnie Mae II Pool 4% 10/1/2055 (m)	150,000	139,847
Ginnie Mae II Pool 4% 9/1/2055 (m)	300,000	279,765
Ginnie Mae II Pool 4.5% 5/20/2054	25,000	24,090
Ginnie Mae II Pool 4.5% 8/20/2055	675,000	649,959
Ginnie Mae II Pool 5% 12/20/2054	24,400	24,147
Ginnie Mae II Pool 5% 6/20/2055	398,355	394,211
Ginnie Mae II Pool 5.5% 2/20/2055	150,000	151,182
Ginnie Mae II Pool 5.5% 3/20/2055	349,603	352,360
Ginnie Mae II Pool 5.5% 5/20/2055	49,845	50,238
Ginnie Mae II Pool 5.5% 9/1/2055 (m)	250,000	251,844
Ginnie Mae II Pool 6% 10/1/2055 (m)	975,000	993,540
Ginnie Mae II Pool 6% 9/1/2055 (m)	1,775,000	1,810,417
Ginnie Mae II Pool 6.5% 5/20/2055	173,844	179,062
Uniform Mortgage Backed Securities 2% 10/1/2055 (m)	3,250,000	2,580,957
Uniform Mortgage Backed Securities 2% 9/1/2055 (m)	4,925,000	3,910,374
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (m)	900,000	747,281
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (m)	1,500,000	1,245,293
Uniform Mortgage Backed Securities 3% 9/1/2055 (m)	750,000	649,805
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (m)	650,000	587,057
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (m)	950,000	858,377
Uniform Mortgage Backed Securities 4% 10/1/2055 (m)	800,000	746,375
Uniform Mortgage Backed Securities 4% 9/1/2055 (m)	1,575,000	1,469,979
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (m)	1,200,000	1,207,031
Uniform Mortgage Backed Securities 6% 10/1/2055 (m)	100,000	102,086
Uniform Mortgage Backed Securities 6% 9/1/2055 (m)	300,000	306,516
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (m)	950,000	984,400
TOTAL UNITED STATES		36,323,573
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,006,921)		36,323,573

U.S. Treasury Obligations - 46.7%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,410,000	1,440,634
US Treasury Bonds 2.25% 5/15/2041 (q)	3.80 to 4.58	133,000	96,378
US Treasury Bonds 3.25% 5/15/2042	3.24	100,000	82,230
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.28	600,000	500,438
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	145,678
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	87,953
US Treasury Bonds 4% 11/15/2042	3.84	225,000	203,827
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,233,000	1,058,164
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	499,218
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,408,759
US Treasury Bonds 4.25% 8/15/2054	4.39 to 4.66	1,055,500	944,343
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,160,065
US Treasury Bonds 4.5% 2/15/2044	4.62	85,000	81,474
US Treasury Bonds 4.625% 11/15/2044	4.94	155,000	150,362
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.85	1,519,000	1,447,797
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,219,450
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.95	3,503,000	3,407,762
US Treasury Bonds 4.75% 8/15/2055	4.91	887,000	863,162
US Treasury Bonds 5% 5/15/2045	4.89 to 4.99	484,000	492,092
US Treasury Notes 3.625% 8/31/2029	3.50	800,000	799,625
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.10	3,014,000	2,980,093
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	35,012
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	2,002,070
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	704,227
US Treasury Notes 3.875% 4/30/2030	4.00	1,000,000	1,008,477
US Treasury Notes 3.875% 7/31/2030	3.70	1,100,000	1,108,852
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	4,264,000	4,180,719
US Treasury Notes 4% 1/31/2029	4.25	150,000	151,881
US Treasury Notes 4% 2/15/2034	4.17 to 4.74	1,474,000	1,465,363
US Treasury Notes 4% 2/28/2030	4.03	1,200,000	1,216,828
US Treasury Notes 4% 3/31/2030	3.96	150,000	152,057
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	2,888,000	2,904,696
US Treasury Notes 4% 5/31/2030	3.93 to 3.97	3,360,000	3,406,594
US Treasury Notes 4% 6/30/2032	4.04 to 4.22	1,760,000	1,769,075
US Treasury Notes 4% 7/31/2029	3.65 to 3.83	2,080,000	2,107,597
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	1,575,000	1,582,137
US Treasury Notes 4.125% 10/31/2031	4.23 to 4.39	1,370,000	1,390,925
US Treasury Notes 4.125% 11/30/2029	4.08	500,000	509,160
US Treasury Notes 4.125% 11/30/2031	4.13 to 4.56	3,100,000	3,146,016
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.22	2,010,000	2,037,873
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.03	1,100,000	1,114,824
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	2,030,000	2,055,590
US Treasury Notes 4.125% 7/31/2031	3.77 to 3.90	1,823,000	1,852,881
US Treasury Notes 4.25% 1/31/2030	4.32 to 4.39	550,000	562,955
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.44	230,000	231,509
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.48	4,183,000	4,196,072
US Treasury Notes 4.25% 6/30/2029	4.10 to 4.35	1,130,000	1,154,923
US Treasury Notes 4.25% 8/15/2035	4.21	200,000	200,406
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.55	890,000	907,383
US Treasury Notes 4.5% 11/15/2033	4.13 to 4.22	835,000	861,029
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	4,038,023
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	2,270,000	2,347,677
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,511
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,132,871
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	29,555
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,660,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,074,498)			75,310,710

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $15,379,092)	4.36	15,376,017	15,379,092

TOTAL INVESTMENT IN SECURITIES - 112.0% (Cost $180,092,972)	180,788,488
NET OTHER ASSETS (LIABILITIES) - (12.0)%	(19,317,240)
NET ASSETS - 100.0%	161,471,248

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(100,000)	(91,013)
Ginnie Mae II Pool 4% 9/1/2055	(300,000)	(279,765)
Ginnie Mae II Pool 6% 9/1/2055	(1,350,000)	(1,376,936)
Uniform Mortgage Backed Securities 2% 9/1/2055	(4,600,000)	(3,652,329)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(1,500,000)	(1,245,293)
Uniform Mortgage Backed Securities 3% 9/1/2055	(400,000)	(346,562)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(700,000)	(632,488)
Uniform Mortgage Backed Securities 4% 9/1/2055	(1,575,000)	(1,469,979)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(700,000)	(704,102)
Uniform Mortgage Backed Securities 6% 9/1/2055	(200,000)	(204,344)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(250,000)	(259,053)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(10,261,864)

TOTAL TBA SALE COMMITMENTS (Proceeds $10,194,945)		(10,261,864)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	3	12/19/2025	343,266	1,940	1,940
CBOT 2Y US Treasury Notes Contracts (United States)	4	12/31/2025	834,344	1,556	1,556
CBOT 5Y US Treasury Notes Contracts (United States)	10	12/31/2025	1,095,000	5,313	5,313
CBOT US Treasury Long Bond Contracts (United States)	2	12/19/2025	228,625	1,770	1,770

TOTAL PURCHASED					10,579

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	9	9/8/2025	1,236,748	5,518	5,518
Eurex Euro-Bund Contracts (Germany)	3	9/8/2025	454,682	4,151	4,151

TOTAL SOLD					9,669

TOTAL FUTURES CONTRACTS					20,248
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	15,000	USD	17,431	Bank of America NA	10/3/2025	151
EUR	22,000	USD	25,691	Bank of America NA	10/3/2025	96
EUR	50,000	USD	58,533	Goldman Sachs Bank USA	10/3/2025	75
USD	93,401	AUD	142,000	Citibank NA	10/3/2025	420
USD	324,684	CAD	439,000	JPMorgan Chase Bank NA	10/3/2025	4,566
USD	6,861,104	EUR	5,799,000	BNP Paribas SA	10/3/2025	63,772
USD	14,985	EUR	13,000	Bank of America NA	10/3/2025	(253)
USD	23,224	EUR	20,000	Goldman Sachs Bank USA	10/3/2025	(219)
USD	1,230,068	GBP	901,000	BNP Paribas SA	10/3/2025	11,927

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						80,535
Unrealized Appreciation						81,007
Unrealized Depreciation						(472)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,341,373 or 13.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,326 and $6,972, respectively.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Non-income producing.
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,668,888 or 4.7% of net assets.

(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $76,813.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,628,666	57,635,516	50,885,090	504,850	-	-	15,379,092	15,376,017	0.0%
Total	8,628,666	57,635,516	50,885,090	504,850	-	-	15,379,092

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	7,797,674	-	7,797,674	-

Bank Loan Obligations
Communication Services	107,279	-	107,279	-
Consumer Discretionary	275,371	-	275,371	-
Consumer Staples	42,488	-	42,488	-
Energy	46,570	-	46,570	-
Financials	25,261	-	25,261	-
Health Care	192,635	-	192,635	-
Industrials	87,055	-	87,055	-
Information Technology	55,434	-	55,434	-
Materials	201,535	-	201,535	-
Utilities	63,200	-	63,200	-

Commercial Mortgage Securities	563,394	-	563,394	-

Common Stocks
Energy	1,717	1,717	-	-
Health Care	3,342	-	-	3,342

Convertible Corporate Bonds
Communication Services	116,908	-	116,908	-
Financials	39,559	-	39,559	-
Information Technology	123,205	-	123,205	-
Utilities	15,236	-	15,236	-

Convertible Preferred Stocks
Financials	28,885	-	7,177	21,708
Materials	7,904	-	7,904	-

Foreign Government and Government Agency Obligations	1,852,719	-	1,852,719	-

Non-Convertible Corporate Bonds
Communication Services	3,951,265	-	3,951,265	-
Consumer Discretionary	2,749,834	-	2,749,834	-
Consumer Staples	1,374,693	-	1,374,693	-
Energy	1,493,532	-	1,493,532	-
Financials	14,776,477	-	14,776,477	-
Health Care	3,153,351	-	3,153,351	-
Industrials	2,241,769	-	2,241,769	-
Information Technology	1,963,642	-	1,960,273	3,369
Materials	1,569,296	-	1,569,296	-
Real Estate	2,348,802	-	2,348,802	-
Utilities	6,197,780	-	6,197,780	-

Non-Convertible Preferred Stocks
Information Technology	39,031	39,031	-	-

Preferred Securities
Communication Services	116,220	-	116,220	-
Financials	85,585	-	80,290	5,295
Industrials	63,714	-	63,714	-
Utilities	2,751	-	2,751	-

U.S. Government Agency - Mortgage Securities	36,323,573	-	36,323,573	-

U.S. Treasury Obligations	75,310,710	-	75,310,710	-

Money Market Funds	15,379,092	15,379,092	-	-
Total Investments in Securities:	180,788,488	15,419,840	165,334,934	33,714
Derivative Instruments:

Assets
Futures Contracts	20,248	20,248	-	-
Forward Foreign Currency Contracts	81,007	-	81,007	-
Total Assets	101,255	20,248	81,007	-

Liabilities
Forward Foreign Currency Contracts	(472)	-	(472)	-
Total Liabilities	(472)	-	(472)	-
Total Derivative Instruments:	100,783	20,248	80,535	-
Other Financial Instruments:

TBA Sale Commitments	(10,261,864)	-	(10,261,864)	-
Total Other Financial Instruments:	(10,261,864)	-	(10,261,864)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	81,007	(472)
Total Foreign Exchange Risk	81,007	(472)
Interest Rate Risk
Futures Contracts (b)	20,248	-
Total Interest Rate Risk	20,248	-
Total Value of Derivatives	101,255	(472)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $164,713,880)	$165,409,396
Fidelity Central Funds (cost $15,379,092)	15,379,092

Total Investment in Securities (cost $180,092,972)		$180,788,488
Cash		46,743
Foreign currency held at value (cost $39,599)		39,634
Receivable for investments sold		67,684
Receivable for TBA sale commitments		10,194,945
Unrealized appreciation on forward foreign currency contracts		81,007
Receivable for fund shares sold		19,790
Dividends receivable		317
Interest receivable		1,414,573
Distributions receivable from Fidelity Central Funds		57,735
Receivable for daily variation margin on futures contracts		1,247
Prepaid expenses		179
Receivable from investment adviser for expense reductions		4,310
Total assets		192,716,652
Liabilities
Payable for investments purchased
Regular delivery	$992,291
Delayed delivery	19,802,001
TBA sale commitments, at value	10,261,864
Unrealized depreciation on forward foreign currency contracts	472
Payable for fund shares redeemed	13,240
Distributions payable	13,536
Accrued management fee	36,808
Other payables and accrued expenses	125,192
Total liabilities		31,245,404
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$161,471,248
Net Assets consist of:
Paid in capital		$161,497,898
Total accumulated earnings (loss)		(26,650)
Net Assets		$161,471,248
Net Asset Value, offering price and redemption price per share ($161,471,248 ÷ 17,351,708 shares)		$9.31
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$8,478
Interest		5,143,610
Income from Fidelity Central Funds		504,850
Total income		5,656,938
Expenses
Management fee	$335,147
Custodian fees and expenses	53,984
Independent trustees' fees and expenses	277
Registration fees	44,277
Audit fees	141,962
Legal	1,645
Miscellaneous	392
Total expenses before reductions	577,684
Expense reductions	(151,969)
Total expenses after reductions		425,715
Net Investment income (loss)		5,231,223
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,217
Forward foreign currency contracts	(560,290)
Foreign currency transactions	(3,534)
Futures contracts	(4,776)
Swaps	5,874
Total net realized gain (loss)		(560,509)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	83,976
Forward foreign currency contracts	89,070
Assets and liabilities in foreign currencies	3,557
Futures contracts	24,788
Swaps	(1,097)
TBA sale commitments	(8,142)
Total change in net unrealized appreciation (depreciation)		192,152
Net gain (loss)		(368,357)
Net increase (decrease) in net assets resulting from operations		$4,862,866
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,231,223	$2,549,329
Net realized gain (loss)	(560,509)	(350,551)
Change in net unrealized appreciation (depreciation)	192,152	2,483,061
Net increase (decrease) in net assets resulting from operations	4,862,866	4,681,839
Distributions to shareholders	(4,913,409)	(2,219,354)

Share transactions
Proceeds from sales of shares	105,625,183	82,544,124
Reinvestment of distributions	4,770,685	2,127,097
Cost of shares redeemed	(32,258,504)	(37,511,107)

Net increase (decrease) in net assets resulting from share transactions	78,137,364	47,160,114
Total increase (decrease) in net assets	78,086,821	49,622,599

Net Assets
Beginning of period	83,384,427	33,761,828
End of period	$161,471,248	$83,384,427

Other Information
Shares
Sold	11,450,900	9,060,507
Issued in reinvestment of distributions	516,167	233,002
Redeemed	(3,493,220)	(4,127,153)
Net increase (decrease)	8,473,847	5,166,356

Financial Highlights
Fidelity® SAI Sustainable Core Plus Bond Fund

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.10	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.404	.409	.374	.107
Net realized and unrealized gain (loss)	(.104)	.238	(.412)	(.519)
Total from investment operations	.300	.647	(.038)	(.412)
Distributions from net investment income	(.380)	(.357)	(.362)	(.088)
Total distributions	(.380)	(.357)	(.362)	(.088)
Net asset value, end of period	$9.31	$9.39	$9.10	$9.50
Total Return D,E	3.30%	7.31%	(.37)%	(4.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.62%	.96%	.94% H,I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% H
Expenses net of all reductions, if any	.36%	.35%	.35%	.36% H
Net investment income (loss)	4.40%	4.50%	4.06%	2.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$161,471	$83,384	$33,762	$24,303
Portfolio turnover rate J	210%	364%	274%	124% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,605,167
Gross unrealized depreciation	(2,107,962)
Net unrealized appreciation (depreciation)	$497,205
Tax Cost	$179,539,647

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$370,038
Capital loss carryforward	$(898,135)
Net unrealized appreciation (depreciation) on securities and other investments	$501,447

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(732,293)
Long-term	(165,842)
Total capital loss carryforward	$(898,135)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$4,913,409	$ 2,219,354
Total	$4,913,409	$ 2,219,354

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity SAI Sustainable Core Plus Bond Fund	Wolfspeed New 2L Convertible	9,746	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Sustainable Core Plus Bond Fund
Credit Risk
Swaps	5,874	(1,097)
Total Credit Risk	5,874	(1,097)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(560,290)	89,070
Total Foreign Exchange Risk	(560,290)	89,070
Interest Rate Risk
Futures Contracts	(4,776)	24,788
Total Interest Rate Risk	(4,776)	24,788
Totals	(559,192)	112,761

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	7,100,353

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Core Plus Bond Fund	174,783,138	150,397,034
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Core Plus Bond Fund	-	3,012	1,819
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	151
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $149,302.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,667.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Sustainable Core Plus Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Sustainable Core Plus Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 45.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,913,409 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904893.103
SSU-ANN-1025
Fidelity® Investment Grade Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Investment Grade Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	7,178,000	7,204,193
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	2,794,000	2,803,739
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	12,551,000	12,592,105
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	8,010,000	8,038,347
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	8,359,000	8,379,898
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	13,257,000	13,307,337
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	7,281,000	7,307,765
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	7,423,000	7,443,822
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	6,159,000	6,181,640
TOTAL BAILIWICK OF JERSEY		73,258,846
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	501,733	508,399
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (d)	620,000	627,213
TOTAL CANADA		1,135,612
GRAND CAYMAN (UK OVERSEAS TER) - 5.3%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	4,187,000	4,200,964
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	7,525,000	7,554,468
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	14,203,000	14,206,893
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	7,959,000	7,984,811
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	6,507,000	6,529,469
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	11,238,000	11,270,208
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	8,875,000	8,916,207
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	4,698,000	4,702,975
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	5,875,000	5,895,263
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	7,609,000	7,645,196
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	9,992,000	10,001,822
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	5,474,000	5,483,224
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	9,089,000	9,131,827
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	10,335,000	10,352,280
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	7,240,000	7,226,425
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	6,785,000	6,797,450
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	5,779,000	5,794,389
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	9,510,000	9,540,727
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	6,908,000	6,913,526
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	6,127,000	6,149,345
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	6,612,000	6,632,339
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	8,665,000	8,669,021
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	7,136,000	7,136,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	8,573,000	8,572,597
Dryden 70 Clo Ltd Series 2018-70A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7494% 1/16/2032 (b)(c)(d)	1,080,076	1,081,307
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	7,800,000	7,823,384
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	9,505,000	9,541,357
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	4,292,000	4,294,618
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	9,851,000	9,880,455
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	7,571,000	7,591,018
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	9,611,000	9,634,960
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	7,554,000	7,549,362
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	13,521,000	13,543,986
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	7,088,000	7,121,866
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	9,504,000	9,530,545
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	855,660	832,095
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	5,835,000	5,839,172
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	6,630,000	6,648,829
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	5,475,000	5,474,650
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	3,531,000	3,539,866
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	10,220,000	10,231,160
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	7,941,000	7,940,984
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	5,879,000	5,884,503
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	7,168,000	7,190,077
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	5,301,000	5,302,590
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	4,723,000	4,734,345
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	8,363,000	8,367,591
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	6,892,000	6,912,531
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	9,144,000	9,170,865
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	7,013,000	7,016,037
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	9,555,000	9,563,571
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	9,036,000	9,052,735
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	7,178,000	7,197,567
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	12,246,000	12,272,819
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	7,502,000	7,518,504
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	8,640,000	8,668,132
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	4,975,000	4,982,463
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	7,074,000	7,090,956
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	9,311,000	9,337,490
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	494,000	495,272
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	6,798,000	6,795,961
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	2,952,000	2,959,247
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	7,168,000	7,169,620
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	3,821,384	3,825,970
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	7,999,337	7,974,155
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	3,230,000	3,230,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	3,230,000	3,230,000
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,285,755	6,084,422
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	3,769,000	3,782,192
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	10,760,000	10,774,203
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	4,620,000	4,624,638
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	7,117,000	7,117,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	5,873,000	5,892,862
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	6,003,000	6,025,007
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	7,316,624	7,319,126
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	4,244,929	4,235,462
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	3,238,103	3,143,130
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	491,000	386,064
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	5,937,000	5,960,303
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	2,762,000	2,767,474
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		549,461,924
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	3,097,379	3,144,069
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	6,085,000	6,102,184
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	6,465,000	6,465,873
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	7,996,000	8,022,499
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	4,679,000	4,686,219
TOTAL MULTI-NATIONAL		25,276,775
UNITED STATES - 3.6%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	5,228,827	5,418,874
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	4,780,535	4,954,289
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	4,489,798	4,601,374
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	581,520	575,705
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	186,887	182,236
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	3,928,440	3,758,042
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	10,113,404	9,522,850
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	655,512	660,435
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	1,500,000	1,507,655
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (d)	4,196,934	4,202,166
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	2,300,000	2,312,446
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,730,318	1,740,682
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	6,131,281	6,284,726
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	582,195	572,845
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	119,613	115,270
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	2,235,000	2,238,852
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	2,340,000	2,345,991
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (d)	1,528,329	1,543,091
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	10,566,969	10,606,460
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	7,796,631	7,348,567
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(e)	939,120	939,421
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	700,000	706,343
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (d)	3,900,000	3,905,584
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	1,200,000	1,207,822
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	3,609,379	3,656,440
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,900,000	1,926,457
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	600,000	605,107
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	3,050,000	3,061,466
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	585,353	587,228
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	1,000,000	1,010,727
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	871,188	848,006
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	2,084,538	2,006,764
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,843,770	1,617,908
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	1,155,843	1,144,289
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	249,733	248,248
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	2,075,000	2,083,594
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	109,590	109,459
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	2,100,000	2,119,177
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	800,000	806,411
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,213,450	3,166,729
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	577,160	571,082
DB Master Finance LLC Series 2019-1A Class A2II, 4.021% 5/20/2049 (d)	776,440	772,268
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	7,327,513	6,479,361
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	3,003,000	2,909,660
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	1,000,000	1,009,705
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	460,296	461,997
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	1,437,000	1,471,135
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	10,528,000	10,440,041
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	6,966,720	6,698,450
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	271,328	248,095
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	7,542,000	7,565,139
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	729,875	731,811
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,069,873	1,085,828
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	5,100,000	5,143,381
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	522,014	524,605
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	900,000	916,813
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,065,121	1,068,268
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	660,000	665,521
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	3,371,000	3,357,214
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class B, 1.32% 9/15/2027	4,000,000	3,994,162
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	6,300,000	6,329,083
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,400,000	1,425,523
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	10,407,269	10,635,778
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	415,189	415,708
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	700,000	719,720
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	2,300,000	2,319,580
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	5,980,000	6,060,801
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (d)	1,100,000	1,102,461
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	900,000	905,231
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	7,320,000	7,316,340
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	1,323,218	1,326,956
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,738,489	1,688,472
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	600,000	604,313
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,000,000	2,014,987
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	2,700,000	2,714,496
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (d)	2,500,000	2,508,867
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	6,293,375	6,414,568
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	4,455,000	4,531,680
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,800,000	1,801,223
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	8,059,103	7,640,307
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	82,775	82,820
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	700,000	708,239
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	6,100,000	6,106,194
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	570,529	574,419
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,181,990	1,191,078
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	1,564,288	1,565,253
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (d)	304,352	304,262
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (d)	1,300,000	1,307,763
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	4,400,000	4,405,260
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	9,849,847	10,015,429
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	1,600,000	1,609,842
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	1,330,236	1,362,511
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	5,848,605	5,621,114
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	6,268,433	6,136,623
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	5,601,825	5,218,703
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	2,270,000	2,285,413
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	746,363	744,835
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	572,090	563,228
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,930,000	5,952,050
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	8,924,621	8,524,710
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	284,023	260,750
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	3,008,000	2,973,725
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	2,300,000	2,187,874
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,400,000	1,410,506
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,300,000	1,302,733
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (d)	2,765,989	2,772,761
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,400,000	1,415,416
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	4,909,984	5,044,024
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	6,491,943	6,679,630
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	12,451,905	12,646,287
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	7,403,058	7,577,776
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	9,636,183	9,570,333
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	13,024,578	13,015,721
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	4,752,090	4,757,415
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (b)(c)	3,448	3,591
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (d)	1,300,000	1,326,671
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	485,484	485,797
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	1,000,000	1,008,670
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	900,000	901,094
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	5,857,670	5,946,425
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	903,891	910,304
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	1,971,542	1,997,515
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	6,000,000	6,045,744
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	260,469	270,159
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	2,816,411	2,821,811
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	1,066,877	1,072,966
TOTAL UNITED STATES		385,525,810
TOTAL ASSET-BACKED SECURITIES (Cost $1,035,515,059)		1,037,803,036

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,907,588
KeyBank NA/Cleveland OH 6.95% 2/1/2028	725,000	765,023
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,902,038

TOTAL BANK NOTES (Cost $5,133,272)		5,574,649

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	2,090,065	2,055,904
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	855,532	850,974
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	1,522,025	1,495,802
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	2,742,374	2,676,329
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	3,834,575	3,799,115
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	1,545,981	1,558,512
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(i)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	253,949	245,842
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	7,318	7,430
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	8,641	8,703
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	11,226	11,440
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	7,967	8,111
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	11,230	11,441
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	4,555	4,623
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4429% 8/25/2031 (b)(c)	10,609	10,697
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,989	2,064
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,670	5,883
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(c)	1,198	1,201
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(c)	2,134	2,153
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	4,404	4,435
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(c)	2,675	2,696
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(c)	1,093	1,095
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 11/25/2032 (b)(c)	10,483	10,482
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (b)(f)	2,184	60
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 11/25/2032 (b)(c)	4,313	4,343
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (b)(f)	46,104	5,849
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (b)(f)	2,477	275
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	75,878	76,294
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	351,109	356,910
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	803,449	809,969
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (g)	8,018	6,973
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	65,631	64,916
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	248,505	249,879
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (b)(f)	56,571	4,037
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	1,007,370	1,030,149
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	178,139	185,038
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (b)(c)	1,286	1,359
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	113,355	114,945
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	25,970	26,725
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (b)(f)	34,164	2,976
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (b)(f)	20,136	2,028
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (g)	26,917	24,174
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (g)	44,674	38,449
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (g)	6,455	5,344
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	13,206	13,215
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (b)(f)	11,946	1,129
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (b)(c)	10,498	14,360
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	13,781	18,616
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	3,234	3,715
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	458,776	463,435
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	61,595	59,296
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	486,487	481,807
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	51,217	52,892
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	188,641	187,895
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (f)	643	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (f)	73,075	1,448
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	219,281	204,908
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	286,144	267,732
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	289	3
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (f)	1,027	5
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (b)(f)	59,075	6,856
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	9,324,381	8,443,781
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (f)	301,247	43,207
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	351,960	336,543
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	6,406,035	5,561,735
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,662,610	3,415,753
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	172,844	24,555
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (f)	2,423,915	513,321
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	518,140	456,391
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	515,591	429,573
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,307,940	1,150,737
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	407,491	375,613
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,757,634	3,431,456
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	1,168,427	1,117,890
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,271,412	2,891,226
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	351,548	345,538
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,011,796	904,181
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(c)	1,902,721	1,872,579
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(c)	4,119,437	4,054,179
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	1,357,453	1,339,670
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	4,755,472	4,680,026
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	576,443	531,541
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	661,818	620,840
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	2,721,766	2,745,055
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(c)	4,482,557	4,488,027
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (b)(c)	1,393,356	1,394,224
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	921	937
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (g)	14,506	12,274
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (g)	22,644	19,215
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	49,704	1,787
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	55,751	52,815
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	2,141,382	2,145,350
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9484% 8/25/2054 (b)(c)	2,550,360	2,568,709
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	1,114,313	1,115,560
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	1,753,543	1,760,616
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	1,780,239	1,786,711
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	2,312,055	2,318,718
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	984,959	986,088
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	843,745	843,254
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3929% 6/25/2036 (b)(c)	943,006	950,796
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3829% 3/25/2036 (b)(c)	697,706	703,806
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,013,504	999,655
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,143,414	1,137,672
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (f)	11,338	1,597
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (f)	10,711	1,547
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(f)	7,131	1,258
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(f)	5,642	849
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	6,773	1,128
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(f)	5,111	890
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	45,881	7,355
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	2,296	2,332
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	8,270	8,412
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	796,401	779,492
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	531,292	523,550
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,909,650	5,417,834
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	260,710	231,473
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	266,061	236,464
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,053	4,139
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	31,095	31,779
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,600	1,637
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	4,327	4,413
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	34,607	35,199
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	8,672	8,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	5,207	5,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,857	2,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	17,671	18,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	66,511	68,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(c)	899	901
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	1,240	1,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	1,168	1,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(c)	1,891	1,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	642	644
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	8,392	8,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	11,921	12,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	22,790	23,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 11/15/2032 (b)(c)	13,676	13,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	50,446	51,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 2/15/2033 (b)(c)	254,218	255,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 3/15/2034 (b)(c)	336,952	334,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	30,184	30,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	958,410	965,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	247,827	252,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	95,406	98,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	10,140	10,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	156,537	158,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	49,717	51,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (g)	1,055	1,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (b)(f)	15,316	1,425
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (g)	54,597	45,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (g)	10,318	9,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (g)	29,947	25,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (g)	38,221	32,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	50,661	52,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	206,939	212,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (b)(f)	69,300	6,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	15,139	15,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (b)(f)	50,408	5,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(c)	58,009	57,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	182,176	184,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	237,329	241,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,395,396	1,412,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	1,963,292	1,988,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	35,775	35,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	222,562	209,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	37,703	2,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (f)	3	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	36	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	112,822	3,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	98,832	98,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	428,045	412,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,991,072	1,620,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	431,205	405,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	358,330	302,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	264,289	231,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	332,827	291,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	240,125	210,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	305,722	275,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	201,374	176,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	6,184,098	5,525,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	201,375	176,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	231,919	208,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,110,923	1,007,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	248,934	224,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	949,929	879,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	949,929	879,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(c)	2,017,035	2,015,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	1,464,900	1,468,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (b)(c)	992,685	991,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	3,101,391	3,104,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	910,054	907,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	1,721,360	1,725,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	1,426,116	1,427,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(c)	1,711,990	1,708,192
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	9,738	9,930
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	5,540	5,641
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,490	1,515
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (g)	19,397	16,095
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(c)(h)	77,724	77,637
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(h)	762,005	759,818
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(h)	488,197	487,427
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(h)	395,302	395,388
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(h)	436,386	436,464
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(h)	431,467	431,469
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(h)	402,252	402,348
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(h)	426,464	426,512
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(h)	410,410	410,486
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(h)	399,179	399,424
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9917% 9/20/2061 (b)(c)(h)	136,031	136,150
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(h)	452,960	453,686
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(h)	480,629	481,882
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(h)	277,569	278,321
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(h)	504,067	505,171
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(h)	287,663	288,047
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(h)	876	875
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9617% 10/20/2062 (b)(c)(h)	6,406	6,415
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (h)	8	7
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)	1,234	1,170
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8017% 3/20/2063 (b)(c)(h)	7,677	7,659
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0417% 8/20/2063 (b)(c)(h)	15,579	15,603
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(c)(h)	28,670	28,720
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(c)(h)	61,874	61,979
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(c)(h)	120,937	120,970
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7217% 5/20/2063 (b)(c)(h)	20,764	20,674
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	1,860	1,749
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6417% 4/20/2063 (b)(c)(h)	14,743	14,482
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(h)	85,453	83,067
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.48% 5/20/2066 (b)(c)(h)	466,189	465,070
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(h)	10,200	10,152
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	351,244	321,615
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(h)	605,323	602,784
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	2,299,387	2,238,719
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	657,690	674,623
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	78,254	78,290
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (b)(f)	15,642	915
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (b)(f)	17,712	1,719
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.3535% 6/16/2037 (b)(c)	1,873	2,173
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (b)(f)	29,470	2,596
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 7/20/2037 (b)(c)	227,260	226,820
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9349% 1/20/2038 (b)(c)	60,053	59,877
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.3149% 8/20/2038 (b)(c)	316,358	320,129
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3549% 9/20/2038 (b)(c)	238,744	241,886
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0744% 11/16/2039 (b)(c)	333,432	333,527
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.0044% 12/16/2039 (b)(c)	188,437	188,010
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	51,904	49,847
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	699,529	686,540
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,901,460	2,850,478
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	154,407	151,396
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,409,526	1,443,283
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(c)(h)	97,535	97,633
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	51,424	1,844
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	102,037	100,579
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	388,026	387,007
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (b)(f)	64,191	6,588
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 8/20/2042 (b)(c)	253,916	250,305
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	249,356	245,639
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,348,304	1,226,146
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	517,017	482,782
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	878,888	805,639
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	701,287	639,029
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	272,667	252,377
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,306,539	1,165,914
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	737,554	668,379
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	594,222	540,742
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	750,344	700,042
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	676,489	635,361
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2647% 5/20/2065 (b)(h)	44,486	43,643
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	2,840,727	2,776,029
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(e)	270,028	264,535
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	1,163,515	1,172,349
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	514,719	485,157
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (d)	2,573,201	2,467,808
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(e)	692,153	693,567
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (d)(e)	2,265,272	2,280,926
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	312,610	307,562
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	274,109	274,354
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(e)	1,565,271	1,520,467
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	803,380	768,149
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	3,925,122	3,804,753
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	945,310	948,537
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	811,740	798,438
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	586,931	577,063
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	2,874,467	2,818,090
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	591,201	581,309
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	921,761	897,001
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	581	540
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (d)	1,828,493	1,840,602
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	1,460,969	1,468,554
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (d)(e)	1,682,721	1,695,745
TOTAL UNITED STATES		181,029,814
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,642,215)		181,029,814

Commercial Mortgage Securities - 6.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	4,480,000	4,499,600
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	2,833,524	2,720,073
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	825,000	775,467
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,751,335	1,724,288
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,931,013
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	463,295	458,729
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	1,090,978	1,086,073
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,363,326
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	173,033	168,163
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,102,995	1,061,913
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (b)(f)	16,389,662	660,703
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	900,000	920,925
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (b)(f)	8,100,000	155,676
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.037% 11/25/2035 (b)(c)(d)	11,673	11,344
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.097% 11/25/2035 (b)(c)(d)	5,849	5,475
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.172% 11/25/2035 (b)(c)(d)(i)	8,113	7,950
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 5.202% 11/25/2035 (b)(c)(d)	7,228	6,897
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 5.337% 11/25/2035 (b)(c)(d)(i)	9,043	9,009
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.022% 1/25/2036 (b)(c)(d)	27,713	26,187
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 6.537% 1/25/2036 (b)(c)(d)(i)	11,860	40,185
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.112% 1/25/2036 (b)(c)(d)	8,923	8,442
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 5.142% 1/25/2036 (b)(c)(d)	6,218	5,816
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 5.187% 1/25/2036 (b)(c)(d)	9,077	8,424
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 5.352% 1/25/2036 (b)(c)(d)	9,319	8,983
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.412% 1/25/2036 (b)(c)(d)	9,319	10,042
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 5.487% 1/25/2036 (b)(c)(d)	9,919	10,786
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.977% 4/25/2036 (b)(c)(d)	8,549	8,004
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 5.007% 4/25/2036 (b)(c)(d)	5,202	4,837
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 5.037% 4/25/2036 (b)(c)(d)	5,492	4,952
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 5.067% 4/25/2036 (b)(c)(d)	8,744	7,810
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 5.217% 4/25/2036 (b)(c)(d)	4,955	4,472
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 5.277% 4/25/2036 (b)(c)(d)	4,809	4,316
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.397% 4/25/2036 (b)(c)(d)	5,173	4,497
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.902% 7/25/2036 (b)(c)(d)	7,655	7,311
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.932% 7/25/2036 (b)(c)(d)	5,380	5,026
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.962% 7/25/2036 (b)(c)(d)	8,267	7,803
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 5.067% 7/25/2036 (b)(c)(d)	5,119	4,846
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 5.142% 7/25/2036 (b)(c)(d)	6,863	6,488
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 5.082% 10/25/2036 (b)(c)(d)(i)	7,624	62,258
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 12/25/2036 (b)(c)(d)	60,251	56,957
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.872% 12/25/2036 (b)(c)(d)	8,957	8,628
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.902% 12/25/2036 (b)(c)(d)	11,119	10,928
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.947% 12/25/2036 (b)(c)(d)	6,074	6,059
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 3/25/2037 (b)(c)(d)	14,787	13,998
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.842% 7/25/2037 (b)(c)(d)	50,029	46,188
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.917% 7/25/2037 (b)(c)(d)	46,832	43,145
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.992% 7/25/2037 (b)(c)(d)	15,986	15,561
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 5.052% 7/25/2037 (b)(c)(d)	19,378	18,822
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 5.172% 7/25/2037 (b)(c)(d)(i)	29,554	25,634
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.872% 7/25/2037 (b)(c)(d)	16,194	15,210
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.902% 7/25/2037 (b)(c)(d)	8,584	8,049
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.947% 7/25/2037 (b)(c)(d)	9,145	8,492
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.992% 7/25/2037 (b)(c)(d)	14,764	13,796
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.187% 7/25/2037 (b)(c)(d)	23,241	21,697
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.337% 7/25/2037 (b)(c)(d)	15,445	16,406
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	2,400,000	2,525,163
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	797,869
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,687,482
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,581,530
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,910,215
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	400,000	355,535
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,770,262
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (b)(f)	18,400,000	296,976
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	3,578,028	3,584,737
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (b)	600,000	622,136
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (b)	4,200,000	4,408,717
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	5,567,000	5,577,438
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	2,749,000	2,756,732
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	1,944,000	1,949,467
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(d)	3,579,000	3,643,219
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	20,046,149	20,071,185
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	5,122,744	5,124,345
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(d)	9,708,981	9,733,253
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	2,703,893	2,686,994
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	2,644,000	2,612,603
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	1,748,000	1,721,779
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	1,835,000	1,802,888
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	11,302,000	11,294,966
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	1,691,000	1,685,728
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	2,263,000	2,254,534
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	2,197,000	2,188,780
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	7,638,000	7,609,424
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	962,799	962,799
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	3,048,500	3,046,595
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	3,048,500	3,045,642
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	3,048,500	3,044,693
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	3,986,737	3,994,212
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	953,008	954,795
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	477,578	478,622
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,600,000	1,648,099
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	13,138,176	13,175,103
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	16,552,333	16,588,541
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	2,787,000	2,790,484
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	11,527,151	11,555,970
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	1,837,331	1,841,350
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	1,525,213	1,528,549
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	21,793,004	21,765,771
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	3,132,782	3,119,289
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	4,413,786	4,393,096
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (b)(d)	13,781,000	12,974,759
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	200,000	199,938
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(i)	1,315,107	1,314,696
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 5.166% 10/15/2038 (b)(c)(d)	1,011,460	1,011,144
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	3,609,900	3,612,157
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	814,800	816,073
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	681,800	683,078
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	8,276,514	8,289,446
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	1,038,826	1,041,747
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	2,743,939	2,748,227
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	3,643,169	3,650,000
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	7,160,000	7,161,117
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	836,157	827,920
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	1,171,067	1,168,626
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	6,019,000	6,096,421
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	18,866,267	16,331,967
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	12,114,353	10,277,457
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	13,083,774	10,932,117
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	779,353
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,069,888	1,047,895
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	541,631	523,025
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,283,000	1,262,040
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (d)	22,582,000	22,544,288
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,498,558
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	1,500,000	1,484,628
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	2,275,000	2,338,622
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	15,321,338	15,311,762
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)	3,867,773	3,864,147
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	4,371,902	4,370,538
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	2,489,721	2,488,943
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	1,835,382	1,834,809
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	3,703,098	3,701,941
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	6,500,000	6,600,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,878,139	1,864,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	700,000	689,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	493,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	488,989	481,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,183,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	887,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,700,000	1,680,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,381,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,900,000	3,868,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	599,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,000,000	1,994,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	399,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,607,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,504,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,142,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,400,000	1,312,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,702,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	7,700,000	6,853,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,500,000	1,519,562
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)	2,195,477	2,147,499
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (b)(f)	6,970,277	426
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	393,014
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,084,925	1,077,541
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	6,605,000	6,600,889
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	1,021,000	1,015,907
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	841,000	836,795
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	4,100,000	4,024,893
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	95,048	94,165
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	1,078,825	1,074,938
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,648,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	2,821,000	2,679,950
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	485,000	354,050
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(i)	955,000	544,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (d)	31,484,000	28,178,495
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	25,800,000	23,504,964
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	12,720,000	12,370,200
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	8,835,000	8,254,107
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	4,950,000	4,523,063
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	4,400,000	4,000,255
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	161,375	160,669
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	1,471,400	1,462,204
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	1,285,200	1,273,954
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	265,418	265,418
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	300,000	300,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	2,200,000	2,199,999
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	6,173,635	6,145,596
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	4,045,540
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	6,032,569	5,947,931
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.861% 12/15/2035 (b)(c)(d)	22,356,000	22,081,663
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	315,440	315,637
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	2,338,400	2,339,860
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	1,200,000	1,201,501
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	2,586,000	2,547,340
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	1,345,000	1,318,189
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	11,846,120	11,842,419
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	4,988,590	4,987,031
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	3,098,681	3,097,712
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	2,035,869	2,035,232
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	10,050,000	10,050,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	2,152,000	2,151,996
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	1,586,000	1,589,954
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	583,267	569,893
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,766,698	1,720,664
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	9,860,000	8,436,101
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	510,000	415,774
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8976% 1/15/2059 (b)(c)	8,555,729	8,565,626
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	2,300,000	2,264,394
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5276% 7/15/2048 (b)(c)(d)	2,900,000	2,901,624
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	1,192,702	1,187,727
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,269,991
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	363,111	352,363
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.2113% 8/15/2054 (b)(f)	14,800,000	849,655
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	2,900,000	2,738,594
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	5,818,000	5,803,004
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	734,944
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	3,900,000	3,906,043
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6537% 10/15/2041 (b)(c)(d)	2,000,000	2,007,121
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	500,000	499,107
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	1,200,000	1,199,171
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	4,300,000	4,318,715
TOTAL UNITED STATES		669,711,887
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $689,195,303)		669,711,887

Fixed-Income Funds - 1.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (j) (Cost $168,135,149)	1,799,947	160,915,244

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $3,948,841)	3,960,000	3,918,074
TOTAL MUNICIPAL SECURITIES (Cost $3,948,841)		3,918,074

Non-Convertible Corporate Bonds - 24.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	2,250,000	2,162,800
Westpac Banking Corp 4.11% 7/24/2034 (b)	3,103,000	3,037,099

TOTAL AUSTRALIA		5,199,899
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,775,994
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	11,650,121

TOTAL CHINA		14,426,115
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	10,422,000	10,859,535
BPCE SA 4.875% 4/1/2026 (d)	4,662,000	4,666,418
Societe Generale SA 1.488% 12/14/2026 (b)(d)	13,930,000	13,802,943
Societe Generale SA 5.5% 4/13/2029 (b)(d)	7,117,000	7,274,573

TOTAL FRANCE		36,603,469
GERMANY - 0.8%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	8,509,000	7,982,897
Deutsche Bank AG/New York NY 4.1% 1/13/2026	5,262,000	5,251,017
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	11,000,000	11,177,971
		24,411,885
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	58,400,000	58,175,594
TOTAL GERMANY		82,587,479
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	10,220,000	10,102,991
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,160,110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,309,004
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,404,381
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	2,472,000	2,469,860
		28,446,346
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)	7,484,000	7,346,157
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	4,949,000	4,940,579
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	781,000	794,217
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	4,217,000	4,326,937
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	9,091,000	9,508,257
		26,916,147
TOTAL IRELAND		55,362,493
ITALY - 0.4%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	37,209,000	37,292,193
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (d)	1,409,000	1,417,936
NTT Finance Corp 4.62% 7/16/2028 (d)	1,425,000	1,440,205
NTT Finance Corp 4.876% 7/16/2030 (d)	3,751,000	3,808,907

TOTAL JAPAN		6,667,048
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,288,870
Petroleos Mexicanos 6.49% 1/23/2027	1,757,000	1,759,372
Petroleos Mexicanos 6.5% 3/13/2027	5,805,000	5,831,123
Petroleos Mexicanos 6.7% 2/16/2032	4,730,000	4,535,834
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	11,075,224
Petroleos Mexicanos 6.84% 1/23/2030	349,000	346,905
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	3,289,302
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	59,832,599

TOTAL MEXICO		89,959,229
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	3,151,000	3,149,281
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	9,086,000	9,027,874

TOTAL NETHERLANDS		12,177,155
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	564,634	597,455
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	7,599,000	7,396,062
UBS Group AG 4.194% 4/1/2031 (b)(d)	30,399,000	30,041,392
		37,437,454
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	601,879
TOTAL SWITZERLAND		38,039,333
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 4.375% 1/12/2026	2,821,000	2,820,183
Barclays PLC 4.836% 5/9/2028	3,683,000	3,701,188
Barclays PLC 5.088% 6/20/2030 (b)	11,424,000	11,586,508
Barclays PLC 5.2% 5/12/2026	26,475,000	26,576,500
NatWest Group PLC 3.073% 5/22/2028 (b)	5,536,000	5,430,441
NatWest Group PLC 4.8% 4/5/2026	12,145,000	12,177,508
		62,292,328
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	2,547,000	2,459,388
TOTAL UNITED KINGDOM		64,751,716
UNITED STATES - 19.9%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,520,112
AT&T Inc 4.3% 2/15/2030	34,036,000	34,088,208
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,354,158
		38,962,478
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,106,516
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	22,855,186
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	16,000,000	12,379,116
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,640,663
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	7,000,000	5,721,645
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	18,972,022
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,014,000	9,815,888
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,392,297
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,755,197
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	6,994,428
Comcast Corp 3.75% 4/1/2040	622,000	516,690
Time Warner Cable LLC 4.5% 9/15/2042	544,000	431,430
Time Warner Cable LLC 5.5% 9/1/2041	966,000	872,834
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,761,760
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,730,089
Time Warner Cable LLC 6.75% 6/15/2039	6,233,000	6,454,020
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,602,866
		111,002,647
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,757,162
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,589,836
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	11,195,152
		37,542,150
TOTAL COMMUNICATION SERVICES		187,507,275

Consumer Discretionary - 1.1%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,179,421
Stellantis Finance US Inc 5.35% 3/17/2028 (d)	12,000,000	12,122,528
		15,301,949
Distributors - 0.1%
Genuine Parts Co 4.95% 8/15/2029	10,000,000	10,208,110
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,482,981
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,914,839
		11,397,820
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,543,436
Specialty Retail - 0.5%
AutoNation Inc 4.75% 6/1/2030	909,000	912,234
AutoZone Inc 4% 4/15/2030	21,631,000	21,340,984
AutoZone Inc 5.165% 6/15/2030	5,200,000	5,366,977
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,388,133
Lowe's Cos Inc 4.25% 4/1/2052	10,263,000	7,951,560
Lowe's Cos Inc 4.45% 4/1/2062	10,550,000	8,095,906
		46,055,794
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	17,994,188
TOTAL CONSUMER DISCRETIONARY		116,501,297

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Kroger Co/The 5% 9/15/2034	5,350,000	5,332,251
Kroger Co/The 5.5% 9/15/2054	5,350,000	5,009,456
Mars Inc 4.8% 3/1/2030 (d)	7,465,000	7,607,646
Mars Inc 5% 3/1/2032 (d)	5,604,000	5,719,793
Mars Inc 5.2% 3/1/2035 (d)	4,658,000	4,701,183
Mars Inc 5.65% 5/1/2045 (d)	4,530,000	4,465,726
Mars Inc 5.7% 5/1/2055 (d)	9,034,000	8,809,500
		41,645,555
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (d)	10,000,000	10,046,460
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	1,258,000	1,337,834
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	3,393,000	3,591,731
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	1,014,000	1,053,996
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	1,826,000	1,889,026
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	1,093,000	1,154,239
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,591,024
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,204,526
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,631,330
Energy Transfer LP 5% 5/15/2050	18,683,000	15,505,844
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,592,799
Energy Transfer LP 5.4% 10/1/2047	1,426,000	1,270,502
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,456,815
Energy Transfer LP 6% 6/15/2048	1,441,000	1,381,497
Energy Transfer LP 6.125% 12/15/2045	400,000	393,554
Energy Transfer LP 6.25% 4/15/2049	1,064,000	1,043,243
Hess Corp 7.125% 3/15/2033	839,000	965,734
Hess Corp 7.3% 8/15/2031	1,023,000	1,179,397
Hess Corp 7.875% 10/1/2029	2,921,000	3,320,889
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,236,065
MPLX LP 4.8% 2/15/2029	816,000	826,513
MPLX LP 4.95% 9/1/2032	7,989,000	7,941,265
MPLX LP 5.5% 2/15/2049	2,450,000	2,205,299
Occidental Petroleum Corp 5.2% 8/1/2029	7,598,000	7,695,923
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,708,619
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,844,709
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	3,044,604
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,395,531
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,745,473
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,864,936
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,579,924
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,682,030
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,850,276
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,196,597
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,312,850
Targa Resources Corp 4.9% 9/15/2030	3,732,000	3,789,107
Targa Resources Corp 5.65% 2/15/2036	8,988,000	9,077,964
Western Gas Partners LP 4.65% 7/1/2026	1,129,000	1,127,871
Western Gas Partners LP 4.75% 8/15/2028	781,000	785,525
Western Gas Partners LP 5.25% 2/1/2050 (e)	7,720,000	6,449,299
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,497,399
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,220,257
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,709,868
		172,398,344
Financials - 8.0%
Banks - 4.5%
Bank of America Corp 1.922% 10/24/2031 (b)	20,000,000	17,662,670
Bank of America Corp 2.299% 7/21/2032 (b)	25,000,000	22,062,350
Bank of America Corp 2.884% 10/22/2030 (b)	50,000,000	47,293,600
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,360,097
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,949,776
Bank of America Corp 5.015% 7/22/2033 (b)	13,700,000	13,916,898
Citigroup Inc 2.976% 11/5/2030 (b)	50,000,000	47,250,085
Citigroup Inc 4.075% 4/23/2029 (b)	16,389,000	16,330,717
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,357,682
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,115,190
Citigroup Inc 4.412% 3/31/2031 (b)	21,454,000	21,406,300
Citigroup Inc 4.45% 9/29/2027	30,258,000	30,340,524
Citigroup Inc 4.6% 3/9/2026	5,613,000	5,617,866
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,691,020
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,899,010
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,034,000	4,699,487
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	17,000,000	17,125,334
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	7,842,000	8,090,526
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	9,315,000	9,684,190
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	65,747,000	69,024,167
Wells Fargo & Co 3.196% 6/17/2027 (b)	40,441,000	40,090,683
Wells Fargo & Co 3.526% 3/24/2028 (b)	11,202,000	11,082,561
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,244,116
Wells Fargo & Co 4.478% 4/4/2031 (b)	15,500,000	15,554,930
Wells Fargo & Co 5.15% 4/23/2031 (b)	10,615,000	10,932,321
Wells Fargo & Co 5.605% 4/23/2036 (b)	9,375,000	9,733,453
		477,515,553
Capital Markets - 1.8%
Ares Capital Corp 3.875% 1/15/2026	16,340,000	16,291,922
Athene Global Funding 5.339% 1/15/2027 (d)	12,500,000	12,663,474
Athene Global Funding 5.583% 1/9/2029 (d)	6,252,000	6,468,352
Blackstone Private Credit Fund 7.05% 9/29/2025	10,049,000	10,063,716
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,267,000	10,866,060
Goldman Sachs Group Inc/The 4.25% 10/21/2025	7,670,000	7,666,415
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	26,766,085
LPL Holdings Inc 4.9% 4/3/2028	11,237,000	11,380,005
Moody's Corp 5% 8/5/2034	10,680,000	10,817,462
Morgan Stanley 3.622% 4/1/2031 (b)	35,865,000	34,701,669
Morgan Stanley 5.192% 4/17/2031 (b)	32,108,000	33,096,122
Morgan Stanley 5.664% 4/17/2036 (b)	5,638,000	5,868,460
MSCI Inc 5.25% 9/1/2035	6,294,000	6,243,623
		192,893,365
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,544,462
Ally Financial Inc 8% 11/1/2031	2,245,000	2,569,302
American Express Co 5.085% 1/30/2031 (b)	7,096,000	7,313,569
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,574,396
Capital One Financial Corp 3.8% 1/31/2028	6,614,000	6,554,895
Capital One Financial Corp 4.1% 2/9/2027	8,206,000	8,187,373
Capital One Financial Corp 4.5% 1/30/2026	3,562,000	3,560,566
Capital One Financial Corp 5.247% 7/26/2030 (b)	10,430,000	10,726,097
Capital One Financial Corp 7.624% 10/30/2031 (b)	7,729,000	8,769,094
Synchrony Financial 3.95% 12/1/2027	5,215,000	5,144,517
		77,944,271
Financial Services - 0.4%
Corebridge Financial Inc 3.9% 4/5/2032	8,299,000	7,848,271
Corebridge Financial Inc 4.35% 4/5/2042	931,000	783,343
Corebridge Financial Inc 4.4% 4/5/2052	2,754,000	2,199,218
Equitable Holdings Inc 4.572% 2/15/2029 (d)	1,160,000	1,161,684
Jackson Financial Inc 3.125% 11/23/2031	955,000	863,054
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,788,166
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,157,506
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	14,250,000	12,619,529
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,330,000	1,225,818
Pine Street Trust II 5.568% 2/15/2049 (d)	4,529,000	4,164,483
		38,811,072
Insurance - 0.6%
Assurant Inc 5.55% 2/15/2036	10,546,000	10,539,088
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	13,114,000	12,261,145
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)	10,260,000	7,003,455
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,850,976
Pacific LifeCorp 5.125% 1/30/2043 (d)	1,657,000	1,541,183
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,101,523
Prudential Financial Inc 6% 9/1/2052 (b)	14,201,000	14,652,734
Unum Group 4% 6/15/2029	3,614,000	3,560,436
Unum Group 4.046% 8/15/2041 (d)	354,000	281,476
Unum Group 5.75% 8/15/2042	971,000	944,525
Western-Southern Global Funding 4.9% 5/1/2030 (d)	3,097,000	3,157,190
		64,893,731
TOTAL FINANCIALS		852,057,992

Health Care - 0.9%
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	12,745,000	11,774,295
Centene Corp 2.5% 3/1/2031	2,391,000	2,037,294
Centene Corp 2.625% 8/1/2031	5,945,000	5,038,247
Centene Corp 3% 10/15/2030	6,068,000	5,362,215
Centene Corp 3.375% 2/15/2030	5,110,000	4,656,760
Centene Corp 4.25% 12/15/2027	5,450,000	5,322,220
Centene Corp 4.625% 12/15/2029	8,470,000	8,157,611
CVS Health Corp 5% 9/15/2032	3,082,000	3,096,165
CVS Health Corp 5.45% 9/15/2035	10,000,000	10,022,445
HCA Inc 3.5% 9/1/2030	3,895,000	3,712,108
HCA Inc 3.625% 3/15/2032	1,074,000	998,865
HCA Inc 5.625% 9/1/2028	4,885,000	5,038,009
HCA Inc 5.875% 2/1/2029	3,803,000	3,964,072
Humana Inc 5.375% 4/15/2031	5,665,000	5,847,071
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	11,002,724
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,525,543
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,372,703
		96,928,347
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	905,000	942,204
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	781,420
		1,723,624
TOTAL HEALTH CARE		98,651,971

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	15,221,839
Boeing Co 5.805% 5/1/2050	4,840,000	4,654,322
Boeing Co 5.93% 5/1/2060	4,840,000	4,647,474
Boeing Co 6.259% 5/1/2027	958,000	985,798
Boeing Co 6.298% 5/1/2029	2,737,000	2,906,489
Boeing Co 6.388% 5/1/2031	2,073,000	2,251,423
Boeing Co 6.528% 5/1/2034	2,219,000	2,430,130
Boeing Co 6.858% 5/1/2054	3,340,000	3,662,623
Boeing Co 7.008% 5/1/2064	3,152,000	3,492,363
		40,252,461
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	814,431
Carrier Global Corp 6.2% 3/15/2054	473,000	502,907
		1,317,338
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	955,000	982,935
Paychex Inc 5.35% 4/15/2032	1,328,000	1,373,739
Paychex Inc 5.6% 4/15/2035	1,042,000	1,078,489
Verisk Analytics Inc 4.5% 8/15/2030	2,546,000	2,556,247
Verisk Analytics Inc 5.125% 2/15/2036	5,725,000	5,687,361
		11,678,771
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.75% 6/1/2026	15,000,000	14,916,270
TOTAL INDUSTRIALS		68,164,840

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,455,534
IT Services - 0.1%
VeriSign Inc 5.25% 6/1/2032	8,939,000	9,115,840
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 1.95% 2/15/2028 (d)	2,435,000	2,316,575
Broadcom Inc 2.45% 2/15/2031 (d)	20,716,000	18,729,934
Broadcom Inc 2.6% 2/15/2033 (d)	20,716,000	17,904,662
Broadcom Inc 3.187% 11/15/2036 (d)	5,647,000	4,713,766
Broadcom Inc 3.419% 4/15/2033 (d)	1,869,000	1,703,228
Broadcom Inc 3.5% 2/15/2041 (d)	14,859,000	11,777,872
Marvell Technology Inc 4.75% 7/15/2030	2,678,000	2,702,410
Marvell Technology Inc 5.45% 7/15/2035	4,357,000	4,431,072
		64,279,519
Software - 0.0%
Roper Technologies Inc 4.45% 9/15/2030	4,738,000	4,747,786
TOTAL INFORMATION TECHNOLOGY		80,598,679

Materials - 0.3%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (b)	4,423,000	4,609,589
Celanese US Holdings LLC 7.05% 11/15/2030 (b)	4,484,000	4,662,226
Celanese US Holdings LLC 7.2% 11/15/2033 (b)	2,619,000	2,725,105
		11,996,920
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027 (d)	9,582,000	9,630,823
Amrize Finance US LLC 4.7% 4/7/2028 (d)	6,887,000	6,972,281
		16,603,104
TOTAL MATERIALS		28,600,024

Real Estate - 3.4%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,620,487
Piedmont Operating Partnership LP 9.25% 7/20/2028	5,344,000	5,939,732
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,571,098
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,385,766
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,670,780
VICI Properties LP 4.75% 4/1/2028	1,765,000	1,784,190
VICI Properties LP 4.95% 2/15/2030	9,911,000	10,022,092
VICI Properties LP 5.125% 5/15/2032	998,000	1,001,481
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,168,254
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,403,531
Vornado Realty LP 3.4% 6/1/2031	8,887,000	7,924,299
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,027,847
		44,519,557
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,625,872
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,591,878
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,061,088
Healthcare Realty Holdings LP 3.5% 8/1/2026	1,176,000	1,165,586
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,612,941
Omega Healthcare Investors Inc 3.25% 4/15/2033	7,993,000	6,955,706
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,771,000	3,486,339
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	4,980,515
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	452,496
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,189,657
Omega Healthcare Investors Inc 5.25% 1/15/2026	2,371,000	2,371,190
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,429,723
Ventas Realty LP 3% 1/15/2030	6,770,000	6,401,854
Ventas Realty LP 4% 3/1/2028	1,358,000	1,351,314
Ventas Realty LP 4.125% 1/15/2026	630,000	628,715
Ventas Realty LP 4.75% 11/15/2030	10,898,000	10,995,671
		82,300,545
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,339,394
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,205,841
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,825,739
COPT Defense Properties LP 2% 1/15/2029	747,000	689,786
COPT Defense Properties LP 2.25% 3/15/2026	2,339,000	2,305,952
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	1,984,815
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	5,779,196
		17,791,329
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,694,105
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,088,392
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,810,327
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,868,557
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,160,325
Extra Space Storage LP 4.95% 1/15/2033	14,403,000	14,449,577
Tanger Properties LP 2.75% 9/1/2031	5,725,000	5,102,757
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,634,464
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,866,780
		52,675,284
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	862,855
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	990,540
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,500,581
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	2,011,248
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,397,831
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	13,324,000	13,294,554
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	2,052,456
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	5,068,313
UDR Inc 5.125% 9/1/2034	4,135,000	4,151,241
		37,329,619
Retail REITs - 1.0%
Agree LP 5.6% 6/15/2035	6,830,000	7,026,347
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,666,557
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	12,113,175
Brixmor Operating Partnership LP 4.125% 6/15/2026	3,253,000	3,243,612
Brixmor Operating Partnership LP 5.2% 4/1/2032	9,873,000	10,077,813
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	5,104,189
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,364,559
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,301,105
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,581,176
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,681,739
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,621,352
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,091,520
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,253,444
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,207,314
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,932,082
Regency Centers LP 5% 7/15/2032	6,977,000	7,117,008
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,789,689
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,779,640
		108,952,321
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,643,226
TOTAL REAL ESTATE		356,551,275

Utilities - 1.0%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,738,357
DPL Inc 4.35% 4/15/2029	2,835,000	2,805,884
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	1,869,000	1,668,800
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	5,941,000	5,224,965
FirstEnergy Transmission LLC 4.75% 1/15/2033 (d)	19,602,000	19,546,233
Southern Co/The 4.85% 3/15/2035	27,400,000	26,902,487
		58,886,726
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	5,591,000	5,009,360
AES Corp/The 3.95% 7/15/2030 (d)	8,852,000	8,542,816
		13,552,176
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	18,377,984
NiSource Inc 5.95% 6/15/2041	1,097,000	1,114,739
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,851,811
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,895,511
Sempra 6% 10/15/2039	1,733,000	1,769,710
		32,009,755
TOTAL UTILITIES		104,448,657

TOTAL UNITED STATES		2,107,125,909
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,653,230,534)		2,550,789,493

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.2299% (b)(c)(k) (Cost $7,860,494)	8,146,000	8,193,779

U.S. Government Agency - Mortgage Securities - 21.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.6%
Fannie Mae 2% 11/1/2051	3,180,195	2,551,563
Fannie Mae 2% 2/1/2052	1,049,401	849,508
Fannie Mae 2% 3/1/2052	3,893,106	3,117,469
Fannie Mae 2.5% 1/1/2052	2,130,008	1,782,838
Fannie Mae 2.5% 4/1/2052	2,530,433	2,141,721
Fannie Mae 2.5% 6/1/2052	3,409,514	2,890,024
Fannie Mae 3% 12/1/2051	3,123,171	2,737,914
Fannie Mae 3% 6/1/2052	2,087,635	1,844,468
Fannie Mae 3.5% 12/1/2036	109,434	106,860
Fannie Mae 3.5% 5/1/2036	84,935	83,023
Fannie Mae 5.5% 2/1/2055	5,335,390	5,420,529
Fannie Mae 6.5% 7/1/2054	476,161	500,606
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.801% 10/1/2035 (b)(c)	17,945	18,315
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	4,126	4,244
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	7,497	7,699
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,215	1,241
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	4,807	4,935
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	34,294	35,400
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.513% 2/1/2044 (b)(c)	7,854	8,095
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.519% 2/1/2044 (b)(c)	2,206	2,276
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(c)	6,638	6,845
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	4,973	5,130
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.614%, 6.562% 4/1/2044 (b)(c)	10,925	11,288
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	991	1,019
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(c)	7,182	7,372
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	8,231	8,467
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	15,326	15,721
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	7,351	7,576
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.697%, 6.622% 7/1/2043 (b)(c)	56,953	59,207
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(c)	37,919	39,456
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(c)	29,682	30,774
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	14,942	15,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(c)	13,923	14,505
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	75,957	78,327
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	9,433	9,836
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	150,846	157,095
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(c)	161,458	168,176
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	2,838	2,945
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(c)	19,685	20,534
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	67,035	69,926
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	17,060	17,779
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (b)(c)	10,851	11,199
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(c)	5,660	5,834
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	58,732	60,758
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(c)	33,881	34,739
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	12,109	12,584
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.143%, 6.861% 7/1/2036 (b)(c)	5,498	5,585
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	3,073	3,146
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	5,978	6,105
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	4,262	4,344
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(c)	3,395	3,475
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	981,785	821,650
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,991,853	6,282,725
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	297,088	249,041
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (n)	8,089,444	6,709,471
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,010,095	2,521,164
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	310,580	259,706
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,853,767	4,353,905
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	317,294	265,129
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	23,992	21,521
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	3,908,696	3,512,268
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,650,275	1,482,900
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,848,349	1,481,251
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	116,592	94,383
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	17,618	14,119
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	129,715	103,912
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	430,967	397,330
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,198,806	1,033,684
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,797,549	1,459,639
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	480,112	385,208
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	42,607	34,491
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,590,925	3,716,430
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	246,363	199,127
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	106,188	85,928
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,265	17,794
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	176,317	162,142
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,452	12,570
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,145,378	987,633
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	916,968	790,550
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,279,715	1,030,352
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	563,234	450,139
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	356,415	285,739
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	226,512	183,082
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	164,034	131,097
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	117,129	93,610
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	110,273	89,268
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	76,262	61,735
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,743	15,778
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,588	15,685
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	228,445	199,201
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,821	12,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	18,496	14,984
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,303,896	1,053,895
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,259,840	1,019,861
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	19,778	15,807
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,159,254	1,134,080
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,319,535	1,218,606
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,839,498	3,302,340
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	482,885	386,678
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	51,340	41,561
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	37,612	30,436
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	28,712	22,992
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,159	14,575
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,017,045	2,410,292
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,267,120	1,816,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	819,484	663,130
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	704,035	568,608
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	119,873	96,927
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	53,146	42,973
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	349,417	322,364
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,219	14,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,960,642	3,171,550
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	752,597	609,004
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	298,335	238,897
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	287,052	232,284
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	250,317	202,558
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	218,383	176,921
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	49,588	40,127
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	39,579	32,027
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	33,198	26,864
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,038	20,899
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	12,894,801	10,285,429
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,257,952	5,062,005
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,104,620	1,697,806
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,354,975	1,096,875
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,216,341	983,888
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	768,602	622,676
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	444,527	359,852
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	116,361	94,087
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	80,743	65,287
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,124,354	3,305,223
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,940,935	2,355,002
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,521,458	2,040,374
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,020,158	1,617,675
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	55,770	44,659
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	53,426	43,283
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,321	14,033
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,326,879	3,464,820
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,576,422	2,063,113
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	112,507	91,041
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	150,731	120,607
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	21,102	16,832
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	291,254	269,705
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	153,120	141,216
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,086,405	938,942
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	740,706	643,090
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (l)(m)	11,470,972	9,210,664
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,358,103	1,096,436
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	850,872	688,795
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,233,952	2,596,715
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	493,422	398,045
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	255,202	206,431
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	67,097	53,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,360	16,335
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	523,288	484,571
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	217,720	175,105
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	253,779	203,059
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	130,549	104,458
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	19,145	15,319
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	245,014	196,046
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	141,877	113,522
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	193,209	186,531
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	329,781	292,117
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	96,310	85,093
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	31,712	28,060
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	29,748	26,335
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	21,051	18,623
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,468	11,972
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	10,134,436	8,602,974
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	404,983	342,772
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	189,942	183,445
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,079,952	915,068
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	860,715	723,386
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	254,244	213,361
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	202,215	168,940
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	32,447	31,678
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	124,473	120,214
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	50,030	48,143
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	13,071	12,574
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,091,789	1,964,818
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	754,041	671,503
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	494,147	440,532
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	168,936	151,003
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	21,644	19,174
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	7,864	6,951
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	845,882	719,643
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,581,979	3,004,870
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	801,482	679,866
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	346,859	334,747
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	91,688	88,196
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	944,223	910,532
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	17,860	15,888
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	9,792	8,665
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	5,088,269	4,273,245
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	392,255	372,000
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	265,783	252,142
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	105,564	101,989
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	190,636	168,437
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	13,780	12,191
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	14,416	12,102
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,816,908	6,650,315
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	300,162	253,302
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	4,361,000	4,137,172
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	22,739	20,091
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	21,687	19,162
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	84,547	71,771
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,614,331	3,042,175
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,685,048	3,123,577
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,046,536	1,732,158
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,090,730	1,055,398
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	190,825	184,293
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,313,098	2,136,370
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	149,371	131,988
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	44,880	39,591
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	28,223	25,002
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	26,272	23,078
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,459,780	6,299,861
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,349,469	4,549,444
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,423,786	2,887,143
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,820,621	2,391,740
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,550,859	1,303,416
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,396,039	1,350,805
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,390,555	1,344,978
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,266,384	1,225,368
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,206,485	1,166,937
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,172,821	1,133,964
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	988,775	956,696
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	116,517	112,825
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,502,088	4,663,764
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	704,902	591,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,633	14,803
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,223,210	3,558,626
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	302,312	254,739
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	419,838	350,359
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,754,771	1,696,625
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,115,158	1,078,202
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,082,261	1,047,205
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	505,091	454,598
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,589	5,744
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	22,397,562	19,236,937
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	440,445	367,556
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	282,029	272,790
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	10,849	9,549
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,995,474	2,513,795
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,409,259	2,021,845
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,328,913	1,954,419
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	644,170	574,907
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	36,146	35,200
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	88,415	85,523
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	26,887	24,906
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	493,020	452,811
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	102,575	94,070
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,023	62,723
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	55,388	50,797
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,846	48,512
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	50,224	46,102
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	50,325	46,091
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	42,404	38,840
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,997	25,898
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,950	25,823
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,598	19,936
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,781	19,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,713	16,242
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,911	15,473
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,813	15,446
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,198	14,871
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,107	14,752
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,975	14,672
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,483	14,164
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,103	13,968
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,270	12,165
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,445	11,456
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,505	5,018
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	54,045	49,907
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	218,506	190,460
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	198,846	172,515
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	43,944	40,292
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	8,144	7,495
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,120	5,633
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,208	3,892
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	189,507	169,565
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	16,064	14,213
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	757,407	663,977
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	81,070	79,364
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	178,148	165,748
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	243,453	223,792
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	40,974	37,598
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,482	32,655
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,760	22,585
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,853	12,746
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,548	11,518
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,254	11,329
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,108	11,137
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,675	10,872
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,630	9,688
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,438,084	2,158,668
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,956,253	1,717,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	25,884	22,853
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	20,017	17,673
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	5,324	5,239
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	457,827	447,275
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	212,627	205,475
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	132,580	121,971
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	56,027	51,436
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	32,947	30,263
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	30,776	28,229
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	30,335	27,861
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,277	25,972
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,987	23,882
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,862	23,616
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,705	21,680
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,708	14,558
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,104	11,113
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,524	10,549
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,964	10,065
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,351	9,574
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,359	9,519
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,299	7,610
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,635	6,956
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,150	6,565
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,878	4,520
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,547	2,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,360,617	1,188,527
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	830,278	727,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	247,092	216,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	143,981	126,086
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	139,540	136,893
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	55,810	54,664
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	356,540	326,793
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	266,188	244,085
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	203,921	187,261
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	162,278	148,925
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	129,070	118,350
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	80,456	73,935
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	68,458	62,757
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	62,207	56,892
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,194	36,106
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,289	34,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	34,230	31,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	25,832	23,613
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,134	14,729
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,210	11,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,189	10,284
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,929	10,021
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,913	9,118
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,370	8,617
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,541	3,336
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,300,065	3,765,601
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	645,699	564,637
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	293,746	257,236
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	161,737	140,295
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	112,631	103,464
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	33,494	30,738
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	26,550	24,338
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,619	14,327
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,272	13,986
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,266	10,332
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,729	8,946
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,799	7,153
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	49,276	44,722
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	87,573	79,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	34,930	31,508
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,351,517	1,211,831
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,623,782	2,313,246
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,591,305	1,395,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,113,169	974,811
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	249,011	217,750
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	72,079	66,140
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	25,976	23,786
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	24,666	22,615
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	21,989	20,136
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,633	12,496
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,945	11,856
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,493	11,450
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,123	4,710
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	330,360	297,351
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,653,115	6,704,286
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,254,075	1,990,113
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,297,663	1,139,213
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	359,129	328,885
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	296,332	271,796
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,701	39,141
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	30,818	28,243
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,067	25,709
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,042	22,930
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,549	16,091
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,887	11,815
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,523	9,581
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,179	3,812
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	45,922	41,580
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,983	7,286
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,701	6,163
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,672	13,332
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,582	9,666
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,415	9,514
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,247	7,577
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,432	6,764
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	282,587	259,058
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,685	11,500
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,791,321	3,335,492
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	976,037	847,607
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	161,109	157,922
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	383,980	355,693
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	67,998	62,598
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	21,707	19,913
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	592,541	541,440
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,012	15,600
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,340	11,368
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	32,201	29,222
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	28,587	25,993
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (l)	2,915,180	2,613,883
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,108,811	963,025
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,596,030	1,404,140
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	20,091,571	17,562,956
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	12,380	11,282
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	168,956	154,516
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	84,369	77,098
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	18,503	16,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	100,337	90,725
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	85,544	77,258
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	31,491	28,256
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,280,287	1,145,563
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,664,647	4,980,049
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	7,639	7,025
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,224	4,817
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	228,557	209,682
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	47,049	43,029
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	34,347	31,357
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	21,293	19,473
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,594	6,030
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,010,376	2,693,596
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,057,608	946,316
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	9,973	9,432
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	16,847	15,754
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	56,503	52,782
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	36,777	34,452
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	60,462	57,089
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,498	3,301
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,538,445	1,422,392
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,656	20,947
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	14,954	13,826
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	588	546
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	313,766	291,078
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	2,040,563	1,921,728
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	198,049	183,728
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	291,620	270,533
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	34,817	32,484
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,098	12,151
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	286,123	260,628
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,966	15,154
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,073	2,908
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,881	2,724
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	36,379	34,336
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	10,010	9,376
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	29,570	27,515
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,091,441	1,967,878
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	506,837	468,604
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	235,957	218,158
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	417,833	385,530
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	344,848	314,120
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,466	12,450
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	93,544	85,325
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	86,429	81,352
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	716,922	651,695
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	35,685	32,348
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,383,918	4,035,409
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,281,855	2,991,215
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	91,002	83,085
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	55,030	52,873
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,159,307	1,060,262
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	199,807	181,737
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,414,739	1,288,566
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	113,659	103,523
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	11,166	10,522
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,946,902	1,799,429
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	754,075	694,128
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	66,014	60,127
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	817,324	756,436
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	509,379	471,431
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	20,164	18,662
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,153,007	1,086,963
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,222	1,155
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	36,343	34,231
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	251,366	232,640
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,294	33,371
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,931	9,397
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	185,864	172,424
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	161,324	146,936
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,679	9,150
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	25,230	23,903
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	12,551	12,087
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	336,976	328,055
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,781	13,425
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,450	10,203
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,952	8,711
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,635	5,494
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,399	8,133
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,013	2,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	27,137	25,778
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	36,115	34,194
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	304,979	289,706
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	89,264	86,988
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,097	19,618
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	432,338	420,246
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	288,263	280,108
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,147	16,629
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	8,901	8,656
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,840	3,775
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	121,802	118,259
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	49,425	47,506
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	370,815	354,679
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	513,486	499,967
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	96,742	94,330
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	45,734	44,516
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,055	38,971
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,370	33,460
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,436	21,892
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,308	21,697
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,198	14,879
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,451	13,100
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,349	5,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,313	2,245
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	263,528	256,169
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	144,583	140,517
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	119,374	115,955
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,762	9,453
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	183,812	174,147
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	414,781	394,172
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	49,730	47,259
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,900	10,659
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,803	9,559
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,442	6,263
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,999	5,827
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,948	5,808
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,073	4,944
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,329	4,219
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,257	4,113
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,098	3,023
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,802	1,754
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	50,090	48,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	40,951	39,800
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	19,020	18,480
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,374	10,082
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	231,029	219,459
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	279,030	271,630
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,343	11,995
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,824	7,612
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,547	23,782
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,243	7,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,944	5,786
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	89,558	85,661
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	151,167	143,550
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	496,007	469,617
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	201,411	191,262
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,376	9,204
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	48,997	47,676
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,183	16,713
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,049	12,741
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,495	11,187
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,150	9,847
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,854	3,766
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,950	2,871
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	142,857	138,533
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,142	23,467
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,607	20,993
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,510	17,949
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,006	15,485
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	43,486	41,786
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,984	6,729
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	558,486	535,230
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	181,009	171,774
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	122,563	119,068
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	86,261	83,810
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,308	41,100
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,974	28,050
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,709	22,998
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,126	19,511
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,875	9,579
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,130	4,030
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	47,102	45,541
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	40,870	39,280
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	522,823	498,274
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	106,508	100,809
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	48,639	46,188
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	533,751	509,189
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	47,372	46,115
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	578,609	552,887
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,562	3,483
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	520,472	497,985
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	491,819	468,726
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	294,035	280,229
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	53,140	50,462
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,159	6,994
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,663	5,523
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	58,916	56,426
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	606,368	576,381
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	310,499	302,130
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	56,513	54,990
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,409	10,120
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,706	11,353
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,637	2,564
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	622,592	595,694
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	14,284	13,667
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	312,998	297,544
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	35,246	33,506
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	514,586	488,656
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	16,378	15,849
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	18,778	18,463
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	2,007	2,009
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,809	6,782
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	142,615	139,712
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	22,650	22,161
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	16,927	16,529
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,053	11,039
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,313	10,304
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,782	3,761
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	402,954	399,159
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	57,463	56,294
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	2,668,391	2,578,214
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	227	227
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,152	4,158
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,550	11,535
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,081	5,076
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,674	1,673
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	42,622	42,575
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,061	4,052
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,012	4,015
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,097,809	1,096,460
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	34,110	34,029
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	54,263	53,667
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,062	8,963
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	101,925	101,772
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,483	18,118
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	10,216	10,008
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	3,776,985	3,649,344
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	21,332	21,363
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	7,222	7,229
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	82,800	82,758
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	684	683
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,534	16,522
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,446	16,423
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,668	8,654
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,224	8,217
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,813	4,802
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,458	4,453
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	91,736	91,534
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,482	14,412
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,104	9,022
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,958	2,933
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	60,236	59,160
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	267,118	262,515
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	7,320	7,327
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,158	6,151
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,466	3,461
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,569	1,569
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	94,817	93,924
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	582,890	582,245
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	93,313	91,297
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	73,462	71,875
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	45,168	44,079
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	139,777	140,164
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	31,554	31,599
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,371	1,371
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	9,352	9,341
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	62,674	61,888
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	486,232	485,754
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	38,103	37,482
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	43,130	42,306
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,698	13,488
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,135	11,903
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	83,013	81,220
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,880	18,467
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	573,468	574,265
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	161,457	161,687
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	98,881	99,024
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,098	3,097
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	858	858
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,007	3,999
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	34,065	34,083
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	18,161	18,090
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	36,268	35,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	56,868	55,781
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	50,001	48,999
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	39,296	38,533
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	38,049	37,298
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	16,150	15,842
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,569	13,310
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	56,798	55,553
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	261	261
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	510,838	512,252
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,958	1,957
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	8,591	8,583
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	52,157	51,128
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	25,617	25,216
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,825	11,640
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	74,569	74,729
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,312	2,311
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	153,268	153,470
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	143,823	143,096
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	76,733	75,771
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	39,932	39,281
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	667,847	655,713
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	26,091	25,616
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,914	13,639
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,776	9,623
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	364	364
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,539	1,539
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,001	1,001
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	111,853	111,791
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	17,769	17,761
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,051	7,047
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,109	6,106
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,739	1,738
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,511	7,495
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	25,581	25,300
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	525,537	515,988
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	93,619	91,772
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,299	22,327
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,968	10,984
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,053	10,066
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,774	7,786
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,257	7,267
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,593	5,601
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,504	4,510
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,041	2,041
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,683	1,685
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,144	1,145
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,166	4,166
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	196,489	196,910
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,685	2,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,862	1,861
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,688	1,688
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,127	7,115
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,120	1,119
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,697	4,666
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	8,320	8,156
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,780	24,817
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,824	11,841
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,276	11,293
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,055	9,069
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,986	4,992
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,733	3,738
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	56,258	56,329
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	28,693	28,734
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,545	2,548
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	9,841	9,838
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,525	2,520
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	233,253	232,985
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	14,195	14,200
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	98,431	96,489
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,816	24,311
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,639	1,653
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	113,902	115,679
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (l)	2,661,819	2,659,024
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,656,842	1,653,548
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	865,458	866,442
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	651,757	651,072
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	410,218	409,146
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	461,264	460,635
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	509,572	516,280
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	85,582	86,455
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,880	14,057
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	132,477	132,669
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,587	17,862
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,148	6,244
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,361	12,557
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,989	15,222
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,824	6,930
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,604	3,656
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	11,019	11,193
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	18,811	19,032
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,296	6,394
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,331	3,382
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,834	2,878
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	23,458	23,830
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	10,953	11,126
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	538,413	533,137
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,193	2,227
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	47,038	47,782
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	9,079	9,223
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	3,828	3,884
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,970	5,049
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	140,677	142,459
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	931,472	949,974
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,936,227	2,996,386
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	871,117	878,348
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	21,496	21,681
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	4,911,062	4,951,829
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,005,472	5,053,279
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,550,217	4,622,115
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,846,215	1,862,695
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,137,147	1,156,892
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	839,537	852,278
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	2,178,821	2,195,546
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	742,897	759,279
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	283,886	286,420
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	863,460	870,627
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	471	478
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	1,246	1,265
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (b)(c)	1,096	1,111
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	2,271	2,309
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	2,571	2,616
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(c)	66,784	67,814
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	1,104	1,121
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	1,570	1,599
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,113	1,145
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	56,065	58,540
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	119,576	125,608
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,280	2,396
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	553	580
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	45,129	47,650
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	42,634	45,095
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,595	5,922
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	32,137	33,626
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	16,765	17,559
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,237	4,462
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,102	3,265
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,739	2,887
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,320	1,384
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	929	971
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	774	815
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	593	625
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	459	482
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	389	409
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	41,680	43,938
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	74,503	78,010
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	76,526	80,019
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	14,086	14,771
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,700	5,971
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,087	1,146
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	920	969
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	604	635
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	531	560
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	11,215	11,855
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,610,570	1,656,072
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,486,624	1,541,093
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	563,782	585,848
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	202,504	210,557
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	16,688	17,651
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	21,566	22,510
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,031,197	3,139,654
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	496,258	516,651
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	20,982	21,891
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	23,414	24,459
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	15,094	15,969
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,631	1,727
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	563,227	577,176
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,561,740	1,620,548
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	147,394	154,272
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,892	1,972
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	383	401
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,098	1,154
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,011	3,172
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	51,873	54,812
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,008,815	1,033,167
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,426,302	2,513,116
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	738	769
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	8,786	9,194
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,062	3,224
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,761	1,848
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	224	235
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	121	125
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	230,051	240,962
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	26,142	27,498
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,571,421	1,626,543
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,115,745	1,154,185
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,275,999	1,306,801
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,381	7,756
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,372	3,537
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,842	2,985
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	632	663
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	578	606
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	413	434
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	202	206
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,255	7,676
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	96,973	102,528
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	556,703	576,231
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,766,504	1,820,188
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,553,754	1,610,683
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	752,396	770,559
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,791,261	4,918,150
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	96,780	101,328
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,425	4,637
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,367	2,483
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,376	1,444
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,059	1,113
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	384	403
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	123	129
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	116,849	121,960
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,481,019	2,540,135
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,300	2,358
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	23,829	25,037
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,873	5,104
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,942	2,047
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	852	893
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	746	786
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	116	120
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,557	3,760
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,091,581	1,126,460
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	504,815	520,314
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,711,521	2,776,130
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	662	700
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	467	496
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	7,853,193	8,262,002
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,308	5,646
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,135	1,209
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	27,940	29,175
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	271,214	284,042
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	760	810
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	370,253	389,261
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	395	419
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,652	1,758
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	351,448	365,103
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,838,573	4,044,692
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	170	180
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	873	934
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,401	1,471
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	408,300	424,005
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	79,146	82,643
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	15,876	16,569
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	32,850	34,485
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	514	546
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	509,290	528,879
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,793	1,907
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	666	708
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	240,400	251,768
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	189,583	198,450
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	44,878	47,020
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	692,590	728,341
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	390	414
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	284	301
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,946,413	2,040,437
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (b)	46,965	48,791
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	328	330
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	44	46
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	5	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	684	720
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	139	147
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	60	63
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	223	225
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	89	93
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	31	33
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	25	25
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	202	213
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	74	78
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	126	134
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	324	346
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	155	163
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	37	39
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	37	39
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	92	97
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	64	67
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	445	468
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	196	197
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	13	14
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	670	704
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	448	473
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	206	218
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	203	214
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	108	114
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	85	89
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	461	485
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	285	300
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	32	33
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	290	292
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	178	187
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,098	1,170
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,789	2,943
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	274	290
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	136	143
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	134	141
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	62	62
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	45	48
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	32	34
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	134	141
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	292	310
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	246	261
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	55	58
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,777	1,868
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	173	182
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	4,041	4,249
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	201	212
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	184	195
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	163	171
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	103	109
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	757	796
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	497	522
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,398	2,546
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,070	1,125
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	571	600
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	554	589
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	514	545
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	96	101
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	794	834
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	351	369
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	141	148
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	236	249
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	92	97
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	430	458
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	373	394
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	151	160
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	126	133
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,984	2,142
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	476	478
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	296	311
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	143	150
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	192	202
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	89	94
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	52	55
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	30	30
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	611	642
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	73	77
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,546	5,892
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,755	1,863
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	487	490
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	53	55
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	410	432
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	230	242
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	150	158
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	770	810
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,113	1,171
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	132	139
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	79	83
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	46	48
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,997	2,124
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	263	266
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	5,596	5,740
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	478	487
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	310	317
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	230	235
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	172	175
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	124	127
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	99	101
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	73	74
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	175	179
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	911	954
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	120	125
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	309	316
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	132	135
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	83	84
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	88	90
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	89	93
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	248	261
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	161	165
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	123	126
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	146	149
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	97	100
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	503	533
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	114	116
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	83	86
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	341	355
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	30	32
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	270	286
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	418	424
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	78	80
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	129	131
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	95	98
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	333	339
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	44	44
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	129	133
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	49	51
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	92	92
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	138	141
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	154	158
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	57	57
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	75	76
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	441	459
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	223	230
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	94	98
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,176	4,275
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	124	131
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	366	374
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	139	141
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	279	290
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	251	260
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	44	46
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	41	43
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	42	43
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,982	4,298
Freddie Mac Gold Pool 1.5% 1/1/2036	900,940	809,564
Freddie Mac Gold Pool 1.5% 10/1/2035	2,465,888	2,215,793
Freddie Mac Gold Pool 1.5% 10/1/2036	538,156	481,389
Freddie Mac Gold Pool 1.5% 12/1/2031	9,221,227	8,682,276
Freddie Mac Gold Pool 1.5% 12/1/2040	182,283	152,671
Freddie Mac Gold Pool 1.5% 12/1/2050	24,598	18,892
Freddie Mac Gold Pool 1.5% 2/1/2041	3,096,610	2,589,129
Freddie Mac Gold Pool 1.5% 3/1/2041	317,935	265,847
Freddie Mac Gold Pool 1.5% 4/1/2041	1,766,539	1,474,708
Freddie Mac Gold Pool 1.5% 4/1/2041	717,860	599,938
Freddie Mac Gold Pool 2% 1/1/2051	33,993	27,242
Freddie Mac Gold Pool 2% 1/1/2052	712,187	576,750
Freddie Mac Gold Pool 2% 1/1/2052	194,826	155,705
Freddie Mac Gold Pool 2% 1/1/2052	160,869	128,316
Freddie Mac Gold Pool 2% 1/1/2052	92,679	75,025
Freddie Mac Gold Pool 2% 10/1/2041	1,803,139	1,554,805
Freddie Mac Gold Pool 2% 10/1/2050	468,506	375,896
Freddie Mac Gold Pool 2% 10/1/2050	19,493	15,640
Freddie Mac Gold Pool 2% 10/1/2051	22,188	17,754
Freddie Mac Gold Pool 2% 10/1/2051	20,980	16,806
Freddie Mac Gold Pool 2% 11/1/2041	1,081,789	932,365
Freddie Mac Gold Pool 2% 11/1/2050	10,044,384	8,058,902
Freddie Mac Gold Pool 2% 11/1/2050	3,171,276	2,570,174
Freddie Mac Gold Pool 2% 11/1/2050	37,353	29,970
Freddie Mac Gold Pool 2% 11/1/2050	25,609	20,547
Freddie Mac Gold Pool 2% 11/1/2050	24,336	19,715
Freddie Mac Gold Pool 2% 11/1/2051	643,312	515,746
Freddie Mac Gold Pool 2% 11/1/2051	589,154	476,193
Freddie Mac Gold Pool 2% 11/1/2051	431,914	345,188
Freddie Mac Gold Pool 2% 11/1/2051	144,155	115,209
Freddie Mac Gold Pool 2% 12/1/2036	429,247	394,000
Freddie Mac Gold Pool 2% 12/1/2051	1,159,148	938,349
Freddie Mac Gold Pool 2% 12/1/2051	922,724	745,807
Freddie Mac Gold Pool 2% 12/1/2051	190,094	151,924
Freddie Mac Gold Pool 2% 12/1/2051	104,349	83,657
Freddie Mac Gold Pool 2% 12/1/2051	95,936	76,522
Freddie Mac Gold Pool 2% 12/1/2051	34,071	27,581
Freddie Mac Gold Pool 2% 12/1/2051	23,173	18,520
Freddie Mac Gold Pool 2% 2/1/2051	918,965	736,451
Freddie Mac Gold Pool 2% 2/1/2051	68,982	55,282
Freddie Mac Gold Pool 2% 2/1/2051	21,096	16,926
Freddie Mac Gold Pool 2% 2/1/2052	408,166	330,417
Freddie Mac Gold Pool 2% 2/1/2052	238,004	189,842
Freddie Mac Gold Pool 2% 3/1/2036	474,931	436,972
Freddie Mac Gold Pool 2% 3/1/2051	1,535,862	1,229,867
Freddie Mac Gold Pool 2% 3/1/2051	1,211,191	972,531
Freddie Mac Gold Pool 2% 3/1/2051	480,985	389,215
Freddie Mac Gold Pool 2% 3/1/2051	449,548	363,776
Freddie Mac Gold Pool 2% 3/1/2051	388,773	314,596
Freddie Mac Gold Pool 2% 3/1/2051	241,889	193,697
Freddie Mac Gold Pool 2% 3/1/2051	53,232	43,075
Freddie Mac Gold Pool 2% 3/1/2051	33,367	27,000
Freddie Mac Gold Pool 2% 4/1/2041	1,756,764	1,521,845
Freddie Mac Gold Pool 2% 4/1/2042	2,877,143	2,497,178
Freddie Mac Gold Pool 2% 4/1/2051	916,359	733,790
Freddie Mac Gold Pool 2% 4/1/2051	284,084	227,485
Freddie Mac Gold Pool 2% 4/1/2052	6,035,249	4,847,914
Freddie Mac Gold Pool 2% 4/1/2052	64,481	52,118
Freddie Mac Gold Pool 2% 5/1/2051	13,845,511	11,173,558
Freddie Mac Gold Pool 2% 5/1/2051	1,539,455	1,232,745
Freddie Mac Gold Pool 2% 5/1/2051	530,821	429,543
Freddie Mac Gold Pool 2% 5/1/2051	424,928	340,268
Freddie Mac Gold Pool 2% 5/1/2051	382,697	307,049
Freddie Mac Gold Pool 2% 5/1/2051	159,854	128,256
Freddie Mac Gold Pool 2% 5/1/2051	46,973	38,055
Freddie Mac Gold Pool 2% 6/1/2035	2,862,191	2,650,422
Freddie Mac Gold Pool 2% 6/1/2050	8,363,793	6,718,356
Freddie Mac Gold Pool 2% 6/1/2051	18,759	15,010
Freddie Mac Gold Pool 2% 6/1/2052	343,601	274,930
Freddie Mac Gold Pool 2% 7/1/2041	2,711,519	2,356,486
Freddie Mac Gold Pool 2% 7/1/2041	503,422	435,201
Freddie Mac Gold Pool 2% 7/1/2050	265,454	214,890
Freddie Mac Gold Pool 2% 7/1/2050	23,752	19,071
Freddie Mac Gold Pool 2% 7/1/2050	21,241	17,062
Freddie Mac Gold Pool 2% 7/1/2051	1,076,696	875,305
Freddie Mac Gold Pool 2% 7/1/2051	313,856	253,876
Freddie Mac Gold Pool 2% 8/1/2050	15,801	12,791
Freddie Mac Gold Pool 2% 8/1/2051	1,268,019	1,014,595
Freddie Mac Gold Pool 2% 8/1/2051	454,101	364,339
Freddie Mac Gold Pool 2% 8/1/2051	19,404	15,526
Freddie Mac Gold Pool 2% 8/1/2052	514,562	411,240
Freddie Mac Gold Pool 2% 8/1/2052	22,517	17,961
Freddie Mac Gold Pool 2% 9/1/2050	15,995,139	12,843,364
Freddie Mac Gold Pool 2% 9/1/2050	85,970	68,976
Freddie Mac Gold Pool 2% 9/1/2050	15,432	12,391
Freddie Mac Gold Pool 2% 9/1/2051	383,453	309,933
Freddie Mac Gold Pool 2% 9/1/2051	374,507	302,702
Freddie Mac Gold Pool 2% 9/1/2051	63,760	51,535
Freddie Mac Gold Pool 2.5% 1/1/2031	28,117	27,266
Freddie Mac Gold Pool 2.5% 1/1/2041	861,883	773,015
Freddie Mac Gold Pool 2.5% 1/1/2042	740,364	658,788
Freddie Mac Gold Pool 2.5% 10/1/2031	155,809	150,805
Freddie Mac Gold Pool 2.5% 10/1/2041	367,005	327,204
Freddie Mac Gold Pool 2.5% 10/1/2050	8,279,695	7,023,336
Freddie Mac Gold Pool 2.5% 10/1/2051	1,382,503	1,161,922
Freddie Mac Gold Pool 2.5% 11/1/2031	162,221	156,668
Freddie Mac Gold Pool 2.5% 11/1/2041	229,150	204,818
Freddie Mac Gold Pool 2.5% 11/1/2050	3,798,555	3,220,976
Freddie Mac Gold Pool 2.5% 11/1/2051	153,823	128,511
Freddie Mac Gold Pool 2.5% 12/1/2050	447,196	379,199
Freddie Mac Gold Pool 2.5% 12/1/2051	410,137	342,264
Freddie Mac Gold Pool 2.5% 2/1/2051	8,610,193	7,300,995
Freddie Mac Gold Pool 2.5% 3/1/2032	673,626	650,093
Freddie Mac Gold Pool 2.5% 3/1/2050	2,113,830	1,779,206
Freddie Mac Gold Pool 2.5% 4/1/2042	145,374	129,539
Freddie Mac Gold Pool 2.5% 4/1/2047	712,706	604,560
Freddie Mac Gold Pool 2.5% 4/1/2052	5,506,809	4,660,882
Freddie Mac Gold Pool 2.5% 4/1/2052	1,690,298	1,428,530
Freddie Mac Gold Pool 2.5% 5/1/2030	14,179	13,796
Freddie Mac Gold Pool 2.5% 5/1/2051	2,945,102	2,463,240
Freddie Mac Gold Pool 2.5% 5/1/2051	2,534,921	2,148,688
Freddie Mac Gold Pool 2.5% 5/1/2051	918,372	782,176
Freddie Mac Gold Pool 2.5% 5/1/2052	4,905,392	4,142,654
Freddie Mac Gold Pool 2.5% 6/1/2031	102,722	99,577
Freddie Mac Gold Pool 2.5% 6/1/2031	92,963	90,010
Freddie Mac Gold Pool 2.5% 6/1/2041	173,538	155,597
Freddie Mac Gold Pool 2.5% 7/1/2031	160,678	155,577
Freddie Mac Gold Pool 2.5% 7/1/2032	215,312	207,538
Freddie Mac Gold Pool 2.5% 7/1/2036	1,659,567	1,566,092
Freddie Mac Gold Pool 2.5% 8/1/2031	271,623	262,897
Freddie Mac Gold Pool 2.5% 8/1/2041	623,171	555,893
Freddie Mac Gold Pool 2.5% 8/1/2052	305,770	254,977
Freddie Mac Gold Pool 2.5% 9/1/2051	336,207	282,144
Freddie Mac Gold Pool 3% 1/1/2043	41,968	38,293
Freddie Mac Gold Pool 3% 1/1/2043	40,911	37,597
Freddie Mac Gold Pool 3% 1/1/2052	1,393,289	1,220,985
Freddie Mac Gold Pool 3% 1/1/2052	586,157	513,302
Freddie Mac Gold Pool 3% 1/1/2052	450,205	393,685
Freddie Mac Gold Pool 3% 1/1/2052	120,439	105,469
Freddie Mac Gold Pool 3% 10/1/2042	19,490	17,844
Freddie Mac Gold Pool 3% 10/1/2049	1,650,902	1,450,867
Freddie Mac Gold Pool 3% 11/1/2042	9,826	9,066
Freddie Mac Gold Pool 3% 12/1/2042	627,318	577,112
Freddie Mac Gold Pool 3% 12/1/2042	55,327	50,887
Freddie Mac Gold Pool 3% 12/1/2042	20,414	18,786
Freddie Mac Gold Pool 3% 12/1/2046	1,326,802	1,188,708
Freddie Mac Gold Pool 3% 12/1/2051	1,507,970	1,321,484
Freddie Mac Gold Pool 3% 2/1/2033	40,091	39,267
Freddie Mac Gold Pool 3% 2/1/2037	181,498	172,640
Freddie Mac Gold Pool 3% 2/1/2037	16,529	15,722
Freddie Mac Gold Pool 3% 2/1/2043	42,472	39,203
Freddie Mac Gold Pool 3% 2/1/2043	35,224	32,340
Freddie Mac Gold Pool 3% 2/1/2043	23,565	21,677
Freddie Mac Gold Pool 3% 2/1/2043	16,718	15,303
Freddie Mac Gold Pool 3% 3/1/2043	30,802	28,319
Freddie Mac Gold Pool 3% 3/1/2050	2,993,315	2,628,753
Freddie Mac Gold Pool 3% 3/1/2052	300,073	262,776
Freddie Mac Gold Pool 3% 4/1/2032	17,710	17,324
Freddie Mac Gold Pool 3% 4/1/2032	6,193	6,060
Freddie Mac Gold Pool 3% 4/1/2034	244,320	236,968
Freddie Mac Gold Pool 3% 4/1/2043	15,547	14,302
Freddie Mac Gold Pool 3% 4/1/2045	18,018	16,221
Freddie Mac Gold Pool 3% 4/1/2046	66,691	59,895
Freddie Mac Gold Pool 3% 4/1/2046	55,458	49,808
Freddie Mac Gold Pool 3% 4/1/2050	3,014,910	2,647,718
Freddie Mac Gold Pool 3% 4/1/2051	692,476	606,406
Freddie Mac Gold Pool 3% 5/1/2045	28,817	26,091
Freddie Mac Gold Pool 3% 5/1/2046	1,006,071	903,560
Freddie Mac Gold Pool 3% 5/1/2046	160,059	143,750
Freddie Mac Gold Pool 3% 5/1/2051	133,589	117,027
Freddie Mac Gold Pool 3% 5/1/2052	1,147,662	1,005,734
Freddie Mac Gold Pool 3% 5/1/2052	234,942	204,272
Freddie Mac Gold Pool 3% 6/1/2031	90,007	88,107
Freddie Mac Gold Pool 3% 6/1/2031	32,617	31,929
Freddie Mac Gold Pool 3% 6/1/2031	22,012	21,527
Freddie Mac Gold Pool 3% 6/1/2031	16,548	16,184
Freddie Mac Gold Pool 3% 6/1/2031	14,759	14,465
Freddie Mac Gold Pool 3% 6/1/2031	12,820	12,535
Freddie Mac Gold Pool 3% 6/1/2031	11,579	11,348
Freddie Mac Gold Pool 3% 6/1/2046	995,136	893,739
Freddie Mac Gold Pool 3% 6/1/2052	1,547,876	1,357,906
Freddie Mac Gold Pool 3% 6/1/2052	975,969	854,664
Freddie Mac Gold Pool 3% 7/1/2032	27,697	27,044
Freddie Mac Gold Pool 3% 7/1/2045	65,759	59,528
Freddie Mac Gold Pool 3% 7/1/2045	29,749	27,531
Freddie Mac Gold Pool 3% 7/1/2045	11,335	10,306
Freddie Mac Gold Pool 3% 8/1/2032	31,358	30,627
Freddie Mac Gold Pool 3% 8/1/2032	21,712	21,196
Freddie Mac Gold Pool 3% 8/1/2042	13,744	12,661
Freddie Mac Gold Pool 3% 8/1/2042	10,612	9,738
Freddie Mac Gold Pool 3% 8/1/2045	45,675	41,178
Freddie Mac Gold Pool 3% 8/1/2045	20,107	18,288
Freddie Mac Gold Pool 3% 9/1/2049	15,227	13,501
Freddie Mac Gold Pool 3% 9/1/2052	263,594	229,102
Freddie Mac Gold Pool 3.5% 1/1/2046	124,186	115,276
Freddie Mac Gold Pool 3.5% 1/1/2048	1,673,980	1,540,903
Freddie Mac Gold Pool 3.5% 1/1/2048	999,575	920,111
Freddie Mac Gold Pool 3.5% 10/1/2040	47,574	44,458
Freddie Mac Gold Pool 3.5% 10/1/2047	9,717	9,015
Freddie Mac Gold Pool 3.5% 10/1/2051	1,088,145	994,584
Freddie Mac Gold Pool 3.5% 10/1/2051	795,803	724,892
Freddie Mac Gold Pool 3.5% 11/1/2040	99,369	92,860
Freddie Mac Gold Pool 3.5% 11/1/2047	64,676	59,999
Freddie Mac Gold Pool 3.5% 11/1/2047	62,623	57,719
Freddie Mac Gold Pool 3.5% 12/1/2033	158,299	155,503
Freddie Mac Gold Pool 3.5% 12/1/2040	96,185	89,885
Freddie Mac Gold Pool 3.5% 12/1/2046	233,412	216,082
Freddie Mac Gold Pool 3.5% 12/1/2047	263,084	242,482
Freddie Mac Gold Pool 3.5% 12/1/2047	14,826	13,754
Freddie Mac Gold Pool 3.5% 2/1/2034	1,675,607	1,646,736
Freddie Mac Gold Pool 3.5% 2/1/2043	598,287	564,364
Freddie Mac Gold Pool 3.5% 2/1/2043	49,346	46,867
Freddie Mac Gold Pool 3.5% 2/1/2048	141,391	130,318
Freddie Mac Gold Pool 3.5% 2/1/2052	455,308	414,310
Freddie Mac Gold Pool 3.5% 3/1/2032	1,004,065	989,304
Freddie Mac Gold Pool 3.5% 3/1/2046	1,268,946	1,181,473
Freddie Mac Gold Pool 3.5% 4/1/2040	117,820	111,905
Freddie Mac Gold Pool 3.5% 4/1/2042	1,131,925	1,072,674
Freddie Mac Gold Pool 3.5% 4/1/2046	292,642	271,463
Freddie Mac Gold Pool 3.5% 4/1/2052	2,869,959	2,624,988
Freddie Mac Gold Pool 3.5% 5/1/2034	184,844	181,036
Freddie Mac Gold Pool 3.5% 5/1/2040	231,930	220,452
Freddie Mac Gold Pool 3.5% 5/1/2040	40,290	38,257
Freddie Mac Gold Pool 3.5% 5/1/2045	570,766	532,672
Freddie Mac Gold Pool 3.5% 5/1/2045	8,961	8,331
Freddie Mac Gold Pool 3.5% 5/1/2046	2,460,304	2,289,168
Freddie Mac Gold Pool 3.5% 5/1/2047	3,064,795	2,789,786
Freddie Mac Gold Pool 3.5% 6/1/2032	712,279	701,533
Freddie Mac Gold Pool 3.5% 6/1/2040	199,899	190,315
Freddie Mac Gold Pool 3.5% 6/1/2045	682,079	637,296
Freddie Mac Gold Pool 3.5% 6/1/2045	111,034	104,035
Freddie Mac Gold Pool 3.5% 6/1/2045	67,659	63,377
Freddie Mac Gold Pool 3.5% 6/1/2052	44,523	40,459
Freddie Mac Gold Pool 3.5% 7/1/2032	1,026,951	1,011,467
Freddie Mac Gold Pool 3.5% 7/1/2040	18,946	17,971
Freddie Mac Gold Pool 3.5% 7/1/2042	558,864	527,240
Freddie Mac Gold Pool 3.5% 7/1/2046	37,096	34,377
Freddie Mac Gold Pool 3.5% 7/1/2047	157,554	146,358
Freddie Mac Gold Pool 3.5% 8/1/2034	310,498	303,984
Freddie Mac Gold Pool 3.5% 8/1/2040	129,445	122,935
Freddie Mac Gold Pool 3.5% 8/1/2045	5,915	5,490
Freddie Mac Gold Pool 3.5% 8/1/2046	7,229	6,744
Freddie Mac Gold Pool 3.5% 8/1/2047	242,376	225,153
Freddie Mac Gold Pool 3.5% 8/1/2047	28,177	26,140
Freddie Mac Gold Pool 3.5% 8/1/2047	19,324	17,951
Freddie Mac Gold Pool 3.5% 8/1/2049	17,775,323	16,345,569
Freddie Mac Gold Pool 3.5% 8/1/2051	1,440,223	1,316,390
Freddie Mac Gold Pool 3.5% 9/1/2040	103,576	96,209
Freddie Mac Gold Pool 3.5% 9/1/2042	843,661	795,406
Freddie Mac Gold Pool 3.5% 9/1/2042	708,803	667,892
Freddie Mac Gold Pool 3.5% 9/1/2046	333,593	309,138
Freddie Mac Gold Pool 3.5% 9/1/2047	6,405	5,942
Freddie Mac Gold Pool 3.5% 9/1/2047	5,983	5,550
Freddie Mac Gold Pool 4% 1/1/2036	545,602	539,542
Freddie Mac Gold Pool 4% 1/1/2039	59,673	58,134
Freddie Mac Gold Pool 4% 1/1/2041	19,647	19,193
Freddie Mac Gold Pool 4% 1/1/2041	8,363	8,135
Freddie Mac Gold Pool 4% 10/1/2041	334,767	325,755
Freddie Mac Gold Pool 4% 10/1/2042	10,834	10,604
Freddie Mac Gold Pool 4% 10/1/2042	7,465	7,216
Freddie Mac Gold Pool 4% 10/1/2045	20,549	19,706
Freddie Mac Gold Pool 4% 11/1/2041	54,179	52,656
Freddie Mac Gold Pool 4% 11/1/2041	7,691	7,547
Freddie Mac Gold Pool 4% 11/1/2042	2,756	2,714
Freddie Mac Gold Pool 4% 11/1/2043	7,405	7,178
Freddie Mac Gold Pool 4% 11/1/2047	418,518	397,937
Freddie Mac Gold Pool 4% 11/1/2051	81,423	77,377
Freddie Mac Gold Pool 4% 12/1/2040	11,507	11,234
Freddie Mac Gold Pool 4% 12/1/2047	675,199	641,996
Freddie Mac Gold Pool 4% 2/1/2039	6,520	6,354
Freddie Mac Gold Pool 4% 2/1/2042	26,810	26,117
Freddie Mac Gold Pool 4% 2/1/2043	18,222	17,604
Freddie Mac Gold Pool 4% 2/1/2044	37,885	36,596
Freddie Mac Gold Pool 4% 2/1/2044	22,821	21,982
Freddie Mac Gold Pool 4% 2/1/2045	468,457	452,047
Freddie Mac Gold Pool 4% 2/1/2046	171,158	165,140
Freddie Mac Gold Pool 4% 2/1/2046	5,190	4,970
Freddie Mac Gold Pool 4% 2/1/2046	2,356	2,254
Freddie Mac Gold Pool 4% 2/1/2048	440,947	420,090
Freddie Mac Gold Pool 4% 2/1/2048	44,648	42,522
Freddie Mac Gold Pool 4% 2/1/2050	103,910	98,284
Freddie Mac Gold Pool 4% 2/1/2052	40,608	38,562
Freddie Mac Gold Pool 4% 2/1/2052	36,824	34,968
Freddie Mac Gold Pool 4% 2/1/2053	11,053,428	10,434,256
Freddie Mac Gold Pool 4% 3/1/2042	27,379	26,635
Freddie Mac Gold Pool 4% 3/1/2042	25,102	24,376
Freddie Mac Gold Pool 4% 3/1/2042	9,818	9,511
Freddie Mac Gold Pool 4% 4/1/2040	1,240	1,219
Freddie Mac Gold Pool 4% 4/1/2042	14,624	14,167
Freddie Mac Gold Pool 4% 4/1/2042	13,416	13,098
Freddie Mac Gold Pool 4% 4/1/2042	10,822	10,530
Freddie Mac Gold Pool 4% 4/1/2042	10,655	10,397
Freddie Mac Gold Pool 4% 4/1/2043	552,673	536,363
Freddie Mac Gold Pool 4% 4/1/2043	29,562	28,681
Freddie Mac Gold Pool 4% 4/1/2043	18,008	17,622
Freddie Mac Gold Pool 4% 4/1/2046	164,459	157,348
Freddie Mac Gold Pool 4% 4/1/2048	154,094	146,661
Freddie Mac Gold Pool 4% 4/1/2048	128,682	122,475
Freddie Mac Gold Pool 4% 4/1/2048	69,523	66,170
Freddie Mac Gold Pool 4% 4/1/2048	27,785	26,445
Freddie Mac Gold Pool 4% 4/1/2048	7,626	7,259
Freddie Mac Gold Pool 4% 4/1/2052	93,348	88,644
Freddie Mac Gold Pool 4% 4/1/2052	62,276	59,137
Freddie Mac Gold Pool 4% 5/1/2038	745,700	727,631
Freddie Mac Gold Pool 4% 5/1/2042	49,118	47,838
Freddie Mac Gold Pool 4% 5/1/2043	6,347	6,134
Freddie Mac Gold Pool 4% 5/1/2045	57,614	55,359
Freddie Mac Gold Pool 4% 5/1/2048	935,789	891,233
Freddie Mac Gold Pool 4% 6/1/2038	30,474	29,736
Freddie Mac Gold Pool 4% 6/1/2038	22,557	22,010
Freddie Mac Gold Pool 4% 6/1/2041	14,414	14,006
Freddie Mac Gold Pool 4% 6/1/2041	4,050	4,001
Freddie Mac Gold Pool 4% 6/1/2045	38,106	36,688
Freddie Mac Gold Pool 4% 6/1/2047	2,632,344	2,511,947
Freddie Mac Gold Pool 4% 6/1/2047	182,848	174,771
Freddie Mac Gold Pool 4% 6/1/2052	47,695	45,291
Freddie Mac Gold Pool 4% 7/1/2043	21,407	20,655
Freddie Mac Gold Pool 4% 7/1/2045	108,084	104,015
Freddie Mac Gold Pool 4% 7/1/2052	74,018	70,288
Freddie Mac Gold Pool 4% 8/1/2038	171,661	167,501
Freddie Mac Gold Pool 4% 8/1/2038	121,725	118,775
Freddie Mac Gold Pool 4% 8/1/2043	27,871	27,125
Freddie Mac Gold Pool 4% 8/1/2044	14,300	13,789
Freddie Mac Gold Pool 4% 8/1/2044	10,057	9,763
Freddie Mac Gold Pool 4% 8/1/2052	45,897	43,585
Freddie Mac Gold Pool 4% 9/1/2041	41,227	40,136
Freddie Mac Gold Pool 4% 9/1/2041	15,082	14,680
Freddie Mac Gold Pool 4% 9/1/2041	13,817	13,484
Freddie Mac Gold Pool 4% 9/1/2041	13,738	13,349
Freddie Mac Gold Pool 4% 9/1/2043	8,989	8,735
Freddie Mac Gold Pool 4% 9/1/2044	38,249	36,913
Freddie Mac Gold Pool 4% 9/1/2051	99,493	94,581
Freddie Mac Gold Pool 4.5% 1/1/2040	13,909	13,919
Freddie Mac Gold Pool 4.5% 1/1/2041	16,774	16,780
Freddie Mac Gold Pool 4.5% 1/1/2041	8,612	8,619
Freddie Mac Gold Pool 4.5% 1/1/2041	3,054	3,056
Freddie Mac Gold Pool 4.5% 1/1/2042	409,169	409,217
Freddie Mac Gold Pool 4.5% 1/1/2045	17,084	16,918
Freddie Mac Gold Pool 4.5% 1/1/2047	29,943	29,445
Freddie Mac Gold Pool 4.5% 1/1/2053	372,602	359,894
Freddie Mac Gold Pool 4.5% 10/1/2039	82,173	82,227
Freddie Mac Gold Pool 4.5% 10/1/2039	19,076	19,083
Freddie Mac Gold Pool 4.5% 10/1/2039	7,672	7,678
Freddie Mac Gold Pool 4.5% 10/1/2039	1,353	1,355
Freddie Mac Gold Pool 4.5% 10/1/2040	39,035	39,038
Freddie Mac Gold Pool 4.5% 10/1/2040	21,128	21,115
Freddie Mac Gold Pool 4.5% 10/1/2041	101,018	100,994
Freddie Mac Gold Pool 4.5% 10/1/2043	25,010	24,900
Freddie Mac Gold Pool 4.5% 10/1/2048	544,760	536,225
Freddie Mac Gold Pool 4.5% 10/1/2048	82,035	80,288
Freddie Mac Gold Pool 4.5% 10/1/2052	1,276,502	1,233,363
Freddie Mac Gold Pool 4.5% 11/1/2031	3,920	3,917
Freddie Mac Gold Pool 4.5% 11/1/2039	1,048	1,049
Freddie Mac Gold Pool 4.5% 11/1/2040	9,451	9,452
Freddie Mac Gold Pool 4.5% 11/1/2040	4,443	4,444
Freddie Mac Gold Pool 4.5% 11/1/2040	466	466
Freddie Mac Gold Pool 4.5% 11/1/2044	130,890	129,616
Freddie Mac Gold Pool 4.5% 11/1/2044	7,393	7,334
Freddie Mac Gold Pool 4.5% 12/1/2039	878	878
Freddie Mac Gold Pool 4.5% 12/1/2039	755	756
Freddie Mac Gold Pool 4.5% 12/1/2040	14,232	14,223
Freddie Mac Gold Pool 4.5% 12/1/2040	12,276	12,268
Freddie Mac Gold Pool 4.5% 12/1/2040	1,847	1,847
Freddie Mac Gold Pool 4.5% 12/1/2044	26,074	25,820
Freddie Mac Gold Pool 4.5% 12/1/2044	7,478	7,419
Freddie Mac Gold Pool 4.5% 12/1/2045	75,287	75,345
Freddie Mac Gold Pool 4.5% 12/1/2046	30,289	29,786
Freddie Mac Gold Pool 4.5% 12/1/2052	3,258,387	3,148,271
Freddie Mac Gold Pool 4.5% 2/1/2037	1,271	1,274
Freddie Mac Gold Pool 4.5% 2/1/2040	4,397	4,400
Freddie Mac Gold Pool 4.5% 2/1/2041	62,333	62,349
Freddie Mac Gold Pool 4.5% 2/1/2041	18,633	18,634
Freddie Mac Gold Pool 4.5% 2/1/2041	16,206	16,191
Freddie Mac Gold Pool 4.5% 2/1/2041	16,173	16,154
Freddie Mac Gold Pool 4.5% 2/1/2041	15,192	15,194
Freddie Mac Gold Pool 4.5% 2/1/2041	13,488	13,494
Freddie Mac Gold Pool 4.5% 2/1/2041	12,454	12,458
Freddie Mac Gold Pool 4.5% 2/1/2041	9,944	9,951
Freddie Mac Gold Pool 4.5% 2/1/2041	6,928	6,923
Freddie Mac Gold Pool 4.5% 2/1/2044	12,163	12,123
Freddie Mac Gold Pool 4.5% 2/1/2047	146,416	143,984
Freddie Mac Gold Pool 4.5% 3/1/2041	158,555	158,561
Freddie Mac Gold Pool 4.5% 3/1/2041	65,281	65,289
Freddie Mac Gold Pool 4.5% 3/1/2041	15,976	15,980
Freddie Mac Gold Pool 4.5% 3/1/2041	15,587	15,589
Freddie Mac Gold Pool 4.5% 3/1/2041	10,301	10,301
Freddie Mac Gold Pool 4.5% 3/1/2041	4,174	4,174
Freddie Mac Gold Pool 4.5% 3/1/2042	3,808	3,809
Freddie Mac Gold Pool 4.5% 3/1/2042	2,861	2,861
Freddie Mac Gold Pool 4.5% 3/1/2044	11,394	11,344
Freddie Mac Gold Pool 4.5% 4/1/2041	198,779	198,773
Freddie Mac Gold Pool 4.5% 4/1/2041	21,927	21,901
Freddie Mac Gold Pool 4.5% 4/1/2041	21,485	21,474
Freddie Mac Gold Pool 4.5% 4/1/2041	5,549	5,542
Freddie Mac Gold Pool 4.5% 4/1/2041	2,570	2,570
Freddie Mac Gold Pool 4.5% 4/1/2041	1,429	1,429
Freddie Mac Gold Pool 4.5% 5/1/2035	6,708	6,724
Freddie Mac Gold Pool 4.5% 5/1/2039	53,651	53,706
Freddie Mac Gold Pool 4.5% 5/1/2040	3,244	3,249
Freddie Mac Gold Pool 4.5% 5/1/2040	2,802	2,803
Freddie Mac Gold Pool 4.5% 5/1/2041	23,359	23,343
Freddie Mac Gold Pool 4.5% 5/1/2041	22,871	22,842
Freddie Mac Gold Pool 4.5% 5/1/2041	14,987	14,987
Freddie Mac Gold Pool 4.5% 5/1/2045	128,908	127,452
Freddie Mac Gold Pool 4.5% 5/1/2047	357,790	351,737
Freddie Mac Gold Pool 4.5% 5/1/2047	276,228	271,641
Freddie Mac Gold Pool 4.5% 5/1/2047	119,706	117,718
Freddie Mac Gold Pool 4.5% 6/1/2038	8,285	8,306
Freddie Mac Gold Pool 4.5% 6/1/2039	4,822	4,825
Freddie Mac Gold Pool 4.5% 6/1/2040	5,917	5,920
Freddie Mac Gold Pool 4.5% 6/1/2040	1,255	1,256
Freddie Mac Gold Pool 4.5% 6/1/2041	24,447	24,461
Freddie Mac Gold Pool 4.5% 6/1/2041	18,069	18,053
Freddie Mac Gold Pool 4.5% 6/1/2041	17,773	17,758
Freddie Mac Gold Pool 4.5% 6/1/2041	15,144	15,154
Freddie Mac Gold Pool 4.5% 6/1/2041	9,255	9,250
Freddie Mac Gold Pool 4.5% 6/1/2041	7,257	7,269
Freddie Mac Gold Pool 4.5% 6/1/2041	2,966	2,965
Freddie Mac Gold Pool 4.5% 6/1/2041	1,181	1,181
Freddie Mac Gold Pool 4.5% 6/1/2047	519,237	510,453
Freddie Mac Gold Pool 4.5% 6/1/2047	144,677	142,591
Freddie Mac Gold Pool 4.5% 7/1/2040	29,405	29,423
Freddie Mac Gold Pool 4.5% 7/1/2040	12,933	12,929
Freddie Mac Gold Pool 4.5% 7/1/2040	11,549	11,552
Freddie Mac Gold Pool 4.5% 7/1/2040	2,155	2,156
Freddie Mac Gold Pool 4.5% 7/1/2041	10,943	10,942
Freddie Mac Gold Pool 4.5% 7/1/2044	6,074	6,025
Freddie Mac Gold Pool 4.5% 7/1/2047	264,438	260,873
Freddie Mac Gold Pool 4.5% 7/1/2047	211,371	207,795
Freddie Mac Gold Pool 4.5% 7/1/2047	116,639	114,958
Freddie Mac Gold Pool 4.5% 8/1/2033	3,267	3,276
Freddie Mac Gold Pool 4.5% 8/1/2035	1,148	1,151
Freddie Mac Gold Pool 4.5% 8/1/2035	436	437
Freddie Mac Gold Pool 4.5% 8/1/2039	1,276	1,277
Freddie Mac Gold Pool 4.5% 8/1/2040	10,221	10,223
Freddie Mac Gold Pool 4.5% 8/1/2040	8,297	8,298
Freddie Mac Gold Pool 4.5% 8/1/2040	2,647	2,647
Freddie Mac Gold Pool 4.5% 8/1/2040	1,668	1,668
Freddie Mac Gold Pool 4.5% 8/1/2041	73,623	73,618
Freddie Mac Gold Pool 4.5% 8/1/2041	15,683	15,684
Freddie Mac Gold Pool 4.5% 8/1/2041	10,347	10,337
Freddie Mac Gold Pool 4.5% 8/1/2041	7,755	7,757
Freddie Mac Gold Pool 4.5% 8/1/2041	2,543	2,543
Freddie Mac Gold Pool 4.5% 8/1/2041	982	981
Freddie Mac Gold Pool 4.5% 8/1/2055	1,158,439	1,115,851
Freddie Mac Gold Pool 4.5% 9/1/2039	42,789	42,866
Freddie Mac Gold Pool 4.5% 9/1/2039	1,439	1,440
Freddie Mac Gold Pool 4.5% 9/1/2039	580	581
Freddie Mac Gold Pool 4.5% 9/1/2040	19,137	19,141
Freddie Mac Gold Pool 4.5% 9/1/2041	179,608	179,701
Freddie Mac Gold Pool 4.5% 9/1/2041	102,391	102,395
Freddie Mac Gold Pool 4.5% 9/1/2041	76,224	76,210
Freddie Mac Gold Pool 4.5% 9/1/2041	16,645	16,648
Freddie Mac Gold Pool 4.5% 9/1/2041	3,317	3,317
Freddie Mac Gold Pool 5% 1/1/2035	74,820	75,894
Freddie Mac Gold Pool 5% 1/1/2037	3,524	3,580
Freddie Mac Gold Pool 5% 1/1/2040	33,467	34,024
Freddie Mac Gold Pool 5% 1/1/2041	3,708	3,772
Freddie Mac Gold Pool 5% 1/1/2053	1,154,378	1,151,001
Freddie Mac Gold Pool 5% 10/1/2033	8,870	8,999
Freddie Mac Gold Pool 5% 10/1/2033	6,170	6,257
Freddie Mac Gold Pool 5% 10/1/2033	696	706
Freddie Mac Gold Pool 5% 10/1/2033	377	382
Freddie Mac Gold Pool 5% 10/1/2052	2,271,524	2,269,138
Freddie Mac Gold Pool 5% 11/1/2034	91	92
Freddie Mac Gold Pool 5% 11/1/2035	5,037	5,116
Freddie Mac Gold Pool 5% 11/1/2037	984	1,000
Freddie Mac Gold Pool 5% 11/1/2040	6,283	6,387
Freddie Mac Gold Pool 5% 11/1/2052	573,814	573,032
Freddie Mac Gold Pool 5% 11/1/2052	539,495	540,109
Freddie Mac Gold Pool 5% 11/1/2053	1,203,517	1,205,262
Freddie Mac Gold Pool 5% 12/1/2033	7,654	7,767
Freddie Mac Gold Pool 5% 12/1/2033	3,439	3,489
Freddie Mac Gold Pool 5% 12/1/2033	1,446	1,466
Freddie Mac Gold Pool 5% 12/1/2034	2,614	2,655
Freddie Mac Gold Pool 5% 12/1/2034	2,159	2,193
Freddie Mac Gold Pool 5% 12/1/2035	13,646	13,865
Freddie Mac Gold Pool 5% 12/1/2052 (m)	1,273,647	1,271,911
Freddie Mac Gold Pool 5% 12/1/2052	341,194	340,302
Freddie Mac Gold Pool 5% 12/1/2052	307,084	306,666
Freddie Mac Gold Pool 5% 12/1/2052	281,667	280,931
Freddie Mac Gold Pool 5% 12/1/2052	27,136	26,938
Freddie Mac Gold Pool 5% 2/1/2035	9,249	9,369
Freddie Mac Gold Pool 5% 2/1/2040	8,337	8,478
Freddie Mac Gold Pool 5% 2/1/2041	12,400	12,611
Freddie Mac Gold Pool 5% 2/1/2041	8,271	8,411
Freddie Mac Gold Pool 5% 3/1/2041	17,013	17,302
Freddie Mac Gold Pool 5% 3/1/2041	11,865	12,067
Freddie Mac Gold Pool 5% 3/1/2041	2,338	2,349
Freddie Mac Gold Pool 5% 4/1/2034	2,865	2,908
Freddie Mac Gold Pool 5% 4/1/2035	20,301	20,596
Freddie Mac Gold Pool 5% 4/1/2035	7,257	7,371
Freddie Mac Gold Pool 5% 4/1/2035	5,248	5,330
Freddie Mac Gold Pool 5% 4/1/2036	42,987	43,662
Freddie Mac Gold Pool 5% 4/1/2040	45,785	46,560
Freddie Mac Gold Pool 5% 4/1/2041	3,712	3,774
Freddie Mac Gold Pool 5% 4/1/2041	837	851
Freddie Mac Gold Pool 5% 4/1/2054	143,197	143,359
Freddie Mac Gold Pool 5% 5/1/2034	3,455	3,505
Freddie Mac Gold Pool 5% 5/1/2034	1,716	1,741
Freddie Mac Gold Pool 5% 5/1/2034	1,644	1,669
Freddie Mac Gold Pool 5% 5/1/2034	449	455
Freddie Mac Gold Pool 5% 5/1/2035	19,792	20,100
Freddie Mac Gold Pool 5% 5/1/2035	804	815
Freddie Mac Gold Pool 5% 5/1/2040	8,426	8,566
Freddie Mac Gold Pool 5% 5/1/2041	14,949	15,202
Freddie Mac Gold Pool 5% 6/1/2035	3,653	3,708
Freddie Mac Gold Pool 5% 6/1/2035	1,606	1,631
Freddie Mac Gold Pool 5% 6/1/2038	1,828	1,858
Freddie Mac Gold Pool 5% 6/1/2038	1,729	1,757
Freddie Mac Gold Pool 5% 6/1/2040	29,204	29,695
Freddie Mac Gold Pool 5% 6/1/2040	23,324	23,717
Freddie Mac Gold Pool 5% 6/1/2041	725,021	737,351
Freddie Mac Gold Pool 5% 6/1/2041	15,049	15,303
Freddie Mac Gold Pool 5% 6/1/2052	260,284	260,742
Freddie Mac Gold Pool 5% 7/1/2034	187	190
Freddie Mac Gold Pool 5% 7/1/2035	128,226	130,161
Freddie Mac Gold Pool 5% 7/1/2035	17,957	18,240
Freddie Mac Gold Pool 5% 7/1/2035	2,612	2,653
Freddie Mac Gold Pool 5% 7/1/2035	2,158	2,192
Freddie Mac Gold Pool 5% 7/1/2035	794	807
Freddie Mac Gold Pool 5% 7/1/2035	783	796
Freddie Mac Gold Pool 5% 7/1/2035	733	745
Freddie Mac Gold Pool 5% 7/1/2035	677	688
Freddie Mac Gold Pool 5% 7/1/2035	239	242
Freddie Mac Gold Pool 5% 7/1/2040	6,196	6,297
Freddie Mac Gold Pool 5% 7/1/2040	1,356	1,379
Freddie Mac Gold Pool 5% 7/1/2041	13,366	13,593
Freddie Mac Gold Pool 5% 7/1/2041	12,551	12,756
Freddie Mac Gold Pool 5% 7/1/2041	11,654	11,852
Freddie Mac Gold Pool 5% 7/1/2041	10,909	11,092
Freddie Mac Gold Pool 5% 7/1/2041	7,754	7,886
Freddie Mac Gold Pool 5% 7/1/2041	5,719	5,792
Freddie Mac Gold Pool 5% 7/1/2041	4,604	4,675
Freddie Mac Gold Pool 5% 8/1/2033	2,346	2,380
Freddie Mac Gold Pool 5% 8/1/2033	796	807
Freddie Mac Gold Pool 5% 8/1/2034	31,237	31,696
Freddie Mac Gold Pool 5% 8/1/2035	2,584	2,621
Freddie Mac Gold Pool 5% 8/1/2035	788	800
Freddie Mac Gold Pool 5% 8/1/2035	529	537
Freddie Mac Gold Pool 5% 8/1/2036	945	960
Freddie Mac Gold Pool 5% 8/1/2040	24,025	24,421
Freddie Mac Gold Pool 5% 8/1/2040	2,074	2,108
Freddie Mac Gold Pool 5% 8/1/2055	1,293,877	1,281,904
Freddie Mac Gold Pool 5% 9/1/2033	7,335	7,439
Freddie Mac Gold Pool 5% 9/1/2035	16,729	16,998
Freddie Mac Gold Pool 5% 9/1/2035	975	990
Freddie Mac Gold Pool 5% 9/1/2035	105	107
Freddie Mac Gold Pool 5.5% 1/1/2055	3,780,031	3,862,204
Freddie Mac Gold Pool 5.5% 1/1/2055	3,776,832	3,841,231
Freddie Mac Gold Pool 5.5% 10/1/2054	3,756,070	3,820,115
Freddie Mac Gold Pool 5.5% 11/1/2054	3,454,610	3,524,311
Freddie Mac Gold Pool 5.5% 2/1/2054	219,992	222,093
Freddie Mac Gold Pool 5.5% 2/1/2055	3,666,283	3,688,697
Freddie Mac Gold Pool 5.5% 5/1/2053 (p)	4,201,733	4,266,812
Freddie Mac Gold Pool 5.5% 9/1/2053	11,358,212	11,583,828
Freddie Mac Gold Pool 5.5% 9/1/2054	2,964,079	3,017,398
Freddie Mac Gold Pool 6% 1/1/2029	1,476	1,508
Freddie Mac Gold Pool 6% 1/1/2029	164	167
Freddie Mac Gold Pool 6% 1/1/2029	64	66
Freddie Mac Gold Pool 6% 1/1/2029	44	45
Freddie Mac Gold Pool 6% 1/1/2032	1,775	1,841
Freddie Mac Gold Pool 6% 1/1/2032	1,102	1,143
Freddie Mac Gold Pool 6% 10/1/2032	904	940
Freddie Mac Gold Pool 6% 10/1/2054	1,541,194	1,601,035
Freddie Mac Gold Pool 6% 11/1/2029	112	114
Freddie Mac Gold Pool 6% 11/1/2031	1,198	1,243
Freddie Mac Gold Pool 6% 11/1/2032	9,772	10,145
Freddie Mac Gold Pool 6% 11/1/2053	332,304	342,507
Freddie Mac Gold Pool 6% 12/1/2032	486	505
Freddie Mac Gold Pool 6% 12/1/2037	26,420	28,007
Freddie Mac Gold Pool 6% 12/1/2037	6,789	7,178
Freddie Mac Gold Pool 6% 12/1/2052	367,401	380,289
Freddie Mac Gold Pool 6% 2/1/2029	208	212
Freddie Mac Gold Pool 6% 2/1/2029	113	115
Freddie Mac Gold Pool 6% 2/1/2029	94	96
Freddie Mac Gold Pool 6% 2/1/2029	74	75
Freddie Mac Gold Pool 6% 2/1/2029	44	45
Freddie Mac Gold Pool 6% 2/1/2029	2	2
Freddie Mac Gold Pool 6% 2/1/2055	1,060,589	1,101,769
Freddie Mac Gold Pool 6% 3/1/2029	526	538
Freddie Mac Gold Pool 6% 3/1/2029	180	184
Freddie Mac Gold Pool 6% 3/1/2029	94	97
Freddie Mac Gold Pool 6% 3/1/2029	77	79
Freddie Mac Gold Pool 6% 3/1/2029	77	79
Freddie Mac Gold Pool 6% 4/1/2028	21	21
Freddie Mac Gold Pool 6% 4/1/2029	85	87
Freddie Mac Gold Pool 6% 4/1/2029	35	35
Freddie Mac Gold Pool 6% 4/1/2029	27	27
Freddie Mac Gold Pool 6% 4/1/2029	16	16
Freddie Mac Gold Pool 6% 4/1/2031	911	941
Freddie Mac Gold Pool 6% 4/1/2033	3,168	3,293
Freddie Mac Gold Pool 6% 5/1/2029	181	185
Freddie Mac Gold Pool 6% 5/1/2029	84	85
Freddie Mac Gold Pool 6% 5/1/2033	22,369	23,137
Freddie Mac Gold Pool 6% 5/1/2054	4,693,037	4,873,788
Freddie Mac Gold Pool 6% 6/1/2029	961	982
Freddie Mac Gold Pool 6% 6/1/2029	181	185
Freddie Mac Gold Pool 6% 6/1/2029	66	68
Freddie Mac Gold Pool 6% 6/1/2031	309	320
Freddie Mac Gold Pool 6% 7/1/2028	39	40
Freddie Mac Gold Pool 6% 7/1/2029	328	336
Freddie Mac Gold Pool 6% 7/1/2029	217	222
Freddie Mac Gold Pool 6% 7/1/2029	172	176
Freddie Mac Gold Pool 6% 7/1/2029	153	157
Freddie Mac Gold Pool 6% 7/1/2029	145	149
Freddie Mac Gold Pool 6% 7/1/2029	144	147
Freddie Mac Gold Pool 6% 7/1/2029	99	101
Freddie Mac Gold Pool 6% 7/1/2029	73	75
Freddie Mac Gold Pool 6% 7/1/2029	59	61
Freddie Mac Gold Pool 6% 7/1/2029	49	50
Freddie Mac Gold Pool 6% 7/1/2032	2,343	2,427
Freddie Mac Gold Pool 6% 7/1/2033	3,056	3,186
Freddie Mac Gold Pool 6% 7/1/2037	2,297	2,429
Freddie Mac Gold Pool 6% 7/1/2039	6,988,963	7,216,107
Freddie Mac Gold Pool 6% 8/1/2029	115	118
Freddie Mac Gold Pool 6% 8/1/2037	22,638	23,889
Freddie Mac Gold Pool 6% 9/1/2033	17,780	18,525
Freddie Mac Gold Pool 6% 9/1/2054	14,630,391	15,120,727
Freddie Mac Gold Pool 6% 9/1/2054	14,335,797	14,901,378
Freddie Mac Gold Pool 6.5% 1/1/2032	7,123	7,435
Freddie Mac Gold Pool 6.5% 1/1/2054	1,810,114	1,896,281
Freddie Mac Gold Pool 6.5% 1/1/2054	1,567,935	1,644,044
Freddie Mac Gold Pool 6.5% 1/1/2054	915,126	961,849
Freddie Mac Gold Pool 6.5% 10/1/2032	6,745	7,072
Freddie Mac Gold Pool 6.5% 12/1/2052	316,268	329,495
Freddie Mac Gold Pool 6.5% 12/1/2053	350,400	368,388
Freddie Mac Gold Pool 6.5% 2/1/2037	1,727	1,830
Freddie Mac Gold Pool 6.5% 2/1/2054	7,719,924	8,087,417
Freddie Mac Gold Pool 6.5% 3/1/2032	41	43
Freddie Mac Gold Pool 6.5% 3/1/2036	67,452	70,515
Freddie Mac Gold Pool 6.5% 3/1/2037	1,091	1,167
Freddie Mac Gold Pool 6.5% 4/1/2032	675	706
Freddie Mac Gold Pool 6.5% 6/1/2054	3,518,179	3,703,521
Freddie Mac Gold Pool 6.5% 6/1/2054	678,370	715,592
Freddie Mac Gold Pool 6.5% 7/1/2032	178	186
Freddie Mac Gold Pool 6.5% 8/1/2032	2,670	2,792
Freddie Mac Gold Pool 6.5% 8/1/2032	1,806	1,893
Freddie Mac Gold Pool 6.5% 8/1/2032	1,737	1,820
Freddie Mac Gold Pool 6.5% 9/1/2039	88,170	94,390
Freddie Mac Gold Pool 6.5% 9/1/2053	146,385	154,096
Freddie Mac Gold Pool 6.5% 9/1/2053	139,616	146,273
Freddie Mac Gold Pool 6.5% 9/1/2054	9,517,260	10,048,384
Freddie Mac Gold Pool 6.5% 9/1/2054	806,104	850,586
Freddie Mac Gold Pool 7% 1/1/2036	3,577	3,782
Freddie Mac Gold Pool 7% 11/1/2026	289	292
Freddie Mac Gold Pool 7% 11/1/2034	5,843	6,177
Freddie Mac Gold Pool 7% 11/1/2034	5,226	5,558
Freddie Mac Gold Pool 7% 12/1/2026	543	548
Freddie Mac Gold Pool 7% 3/1/2026	185	185
Freddie Mac Gold Pool 7% 4/1/2032	2,204	2,317
Freddie Mac Gold Pool 7% 4/1/2032	1,008	1,068
Freddie Mac Gold Pool 7% 7/1/2026	88	88
Freddie Mac Gold Pool 7% 7/1/2029	9,421	9,906
Freddie Mac Gold Pool 7% 8/1/2026	574	577
Freddie Mac Gold Pool 7% 9/1/2026	765	770
Freddie Mac Gold Pool 7% 9/1/2035	15,040	15,949
Freddie Mac Gold Pool 7.5% 1/1/2027	20	20
Freddie Mac Gold Pool 7.5% 11/1/2030	94	99
Freddie Mac Gold Pool 7.5% 11/1/2030	15	16
Freddie Mac Gold Pool 7.5% 11/1/2031	302	323
Freddie Mac Gold Pool 7.5% 5/1/2031	159	167
Freddie Mac Gold Pool 7.5% 6/1/2026	6	7
Freddie Mac Gold Pool 7.5% 8/1/2030	268	283
Freddie Mac Gold Pool 8% 11/1/2031	617	649
Freddie Mac Gold Pool 8% 2/1/2030	33	34
Freddie Mac Gold Pool 8% 4/1/2030	11	12
Freddie Mac Gold Pool 8% 4/1/2032	84	88
Freddie Mac Gold Pool 8% 7/1/2030	253	267
Freddie Mac Gold Pool 8% 8/1/2030	580	606
Freddie Mac Gold Pool 8% 8/1/2030	33	35
Freddie Mac Gold Pool 8% 8/1/2030	17	18
Freddie Mac Gold Pool 8% 9/1/2030	28	29
Freddie Mac Gold Pool 8.5% 1/1/2028	8	8
Freddie Mac Gold Pool 8.5% 11/1/2026	7	7
Freddie Mac Gold Pool 8.5% 12/1/2027	13	13
Freddie Mac Gold Pool 8.5% 5/1/2027	11	11
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 8/1/2026	16	16
Freddie Mac Gold Pool 8.5% 8/1/2027	242	248
Freddie Mac Gold Pool 8.5% 8/1/2027	221	225
Freddie Mac Gold Pool 8.5% 8/1/2027	13	13
Freddie Mac Gold Pool 8.5% 9/1/2026	8	8
Freddie Mac Gold Pool 8.5% 9/1/2029	37	39
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	589,627	594,153
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,349,051	1,397,320
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,618,857	1,674,757
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,169,881	2,286,397
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,974,265	2,080,894
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	624,792	661,905
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	18,230	18,523
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	12,599	12,818
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	9,558	9,803
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	61,856	63,528
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	22,801	23,672
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(c)	90,083	93,374
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	162,940	168,896
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	6,651	6,881
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	183,217	190,718
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	3,323	3,466
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	25,787	26,764
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	13,190	13,743
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	45,736	47,705
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	31,918	33,294
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	47,665	49,720
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	88,093	91,545
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	5,417	5,651
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	193	197
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	32,730	33,885
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	7,961	8,300
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	69,771	70,856
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	23,186	23,681
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	13,179	13,409
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(c)	29,093	29,663
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	42,552	43,643
Freddie Mac Non Gold Pool 4% 9/1/2040	6,094	5,948
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,099	1,099
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,947,917	4,018,935
Freddie Mac Non Gold Pool 5.5% 7/1/2053	967,981	984,789
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	5,112	5,131
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (b)(c)	10,889	11,076
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	15,148	15,434
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	44,691	45,468
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	53,526	54,744
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (b)(c)	10,660	10,957
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	22,331	22,960
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	692	722
Freddie Mac Non Gold Pool 6% 11/1/2054	1,167,473	1,208,789
Freddie Mac Non Gold Pool 6% 6/1/2053	551,508	570,681
Freddie Mac Non Gold Pool 6% 6/1/2053	512,894	529,763
Freddie Mac Non Gold Pool 6% 6/1/2053	460,727	476,456
Freddie Mac Non Gold Pool 6% 6/1/2054	5,958,102	6,165,235
Freddie Mac Non Gold Pool 6% 7/1/2053	384,007	397,357
Freddie Mac Non Gold Pool 6% 7/1/2053	337,736	349,266
Freddie Mac Non Gold Pool 6% 9/1/2053	567,191	584,605
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,210,739	1,268,847
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,149,298	1,214,244
Freddie Mac Non Gold Pool 6.5% 11/1/2054	508,643	537,387
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,317,520	1,392,487
Ginnie Mae I Pool 2.5% 1/20/2052	746,921	630,833
Ginnie Mae I Pool 2.5% 12/20/2051	1,165,975	984,757
Ginnie Mae I Pool 2.5% 12/20/2051	799,173	674,963
Ginnie Mae I Pool 2.5% 12/20/2051	616,667	520,823
Ginnie Mae I Pool 2.5% 8/20/2051	675,745	570,720
Ginnie Mae I Pool 2.5% 9/20/2051	595,696	503,111
Ginnie Mae I Pool 3% 12/15/2042	146,902	133,635
Ginnie Mae I Pool 3% 12/20/2042	183,750	168,843
Ginnie Mae I Pool 3% 2/15/2045	87,405	78,816
Ginnie Mae I Pool 3% 2/15/2045	87,236	78,512
Ginnie Mae I Pool 3% 2/20/2050	606,248	536,956
Ginnie Mae I Pool 3% 3/15/2045	142,796	128,566
Ginnie Mae I Pool 3% 3/20/2043	119,753	110,090
Ginnie Mae I Pool 3% 3/20/2043	49,470	45,514
Ginnie Mae I Pool 3% 4/15/2043	22,654	20,533
Ginnie Mae I Pool 3% 4/15/2043	19,082	17,387
Ginnie Mae I Pool 3% 4/15/2043	6,817	6,217
Ginnie Mae I Pool 3% 4/15/2043	6,449	5,955
Ginnie Mae I Pool 3% 4/15/2045	48,313	43,465
Ginnie Mae I Pool 3% 5/15/2042	21,522	19,677
Ginnie Mae I Pool 3% 5/15/2043	27,173	24,411
Ginnie Mae I Pool 3% 5/15/2043	21,553	19,599
Ginnie Mae I Pool 3% 5/15/2043	17,342	15,731
Ginnie Mae I Pool 3% 5/15/2043	13,959	12,730
Ginnie Mae I Pool 3% 5/15/2043	8,003	7,250
Ginnie Mae I Pool 3% 5/15/2045	1,853	1,663
Ginnie Mae I Pool 3% 6/15/2043	21,990	19,915
Ginnie Mae I Pool 3% 6/15/2043	18,878	17,238
Ginnie Mae I Pool 3% 6/15/2043	12,937	11,878
Ginnie Mae I Pool 3% 8/15/2043	6,410	5,827
Ginnie Mae I Pool 3% 8/15/2043	5,467	4,971
Ginnie Mae I Pool 3.5% 1/15/2041	8,042	7,591
Ginnie Mae I Pool 3.5% 1/15/2042	74,041	69,351
Ginnie Mae I Pool 3.5% 1/15/2042	65,460	61,432
Ginnie Mae I Pool 3.5% 1/15/2042	3,716	3,497
Ginnie Mae I Pool 3.5% 1/15/2042	1,517	1,426
Ginnie Mae I Pool 3.5% 1/15/2043	71,900	67,419
Ginnie Mae I Pool 3.5% 1/15/2043	5,348	5,022
Ginnie Mae I Pool 3.5% 10/15/2041	7,436	6,992
Ginnie Mae I Pool 3.5% 10/20/2052	1,631,250	1,488,825
Ginnie Mae I Pool 3.5% 11/15/2040	9,931	9,371
Ginnie Mae I Pool 3.5% 11/15/2042	167,601	157,244
Ginnie Mae I Pool 3.5% 12/15/2040	4,010	3,787
Ginnie Mae I Pool 3.5% 12/15/2041	63,488	59,614
Ginnie Mae I Pool 3.5% 12/15/2041	57,519	53,950
Ginnie Mae I Pool 3.5% 12/15/2041	40,649	38,310
Ginnie Mae I Pool 3.5% 12/15/2041	12,626	11,900
Ginnie Mae I Pool 3.5% 12/20/2049	70,611	64,766
Ginnie Mae I Pool 3.5% 12/20/2049	32,208	29,471
Ginnie Mae I Pool 3.5% 12/20/2049	25,003	22,941
Ginnie Mae I Pool 3.5% 12/20/2049	7,468	6,835
Ginnie Mae I Pool 3.5% 2/15/2042	68,975	64,875
Ginnie Mae I Pool 3.5% 2/15/2042	64,569	60,529
Ginnie Mae I Pool 3.5% 2/15/2042	58,071	54,422
Ginnie Mae I Pool 3.5% 2/15/2042	24,160	22,731
Ginnie Mae I Pool 3.5% 2/15/2042	4,997	4,698
Ginnie Mae I Pool 3.5% 2/15/2043	314,140	295,386
Ginnie Mae I Pool 3.5% 2/15/2043	17,082	16,031
Ginnie Mae I Pool 3.5% 2/15/2044	47,672	44,397
Ginnie Mae I Pool 3.5% 2/20/2043	98,461	92,544
Ginnie Mae I Pool 3.5% 3/15/2042	16,626	15,661
Ginnie Mae I Pool 3.5% 3/15/2042	13,111	12,311
Ginnie Mae I Pool 3.5% 3/15/2042	7,618	7,165
Ginnie Mae I Pool 3.5% 3/15/2043	5,288	4,958
Ginnie Mae I Pool 3.5% 3/20/2043	45,099	42,366
Ginnie Mae I Pool 3.5% 4/15/2043	272,271	256,162
Ginnie Mae I Pool 3.5% 4/15/2043	50,833	47,499
Ginnie Mae I Pool 3.5% 5/15/2042	22,568	21,233
Ginnie Mae I Pool 3.5% 5/15/2042	19,961	18,775
Ginnie Mae I Pool 3.5% 5/15/2043	21,063	19,745
Ginnie Mae I Pool 3.5% 5/15/2043	19,213	17,972
Ginnie Mae I Pool 3.5% 5/15/2043	13,677	12,890
Ginnie Mae I Pool 3.5% 5/15/2043	9,116	8,557
Ginnie Mae I Pool 3.5% 5/20/2046	56,554	52,190
Ginnie Mae I Pool 3.5% 5/20/2046	37,852	34,931
Ginnie Mae I Pool 3.5% 5/20/2046	32,792	30,262
Ginnie Mae I Pool 3.5% 5/20/2046	25,018	23,088
Ginnie Mae I Pool 3.5% 5/20/2046	24,326	22,449
Ginnie Mae I Pool 3.5% 5/20/2046	15,080	13,898
Ginnie Mae I Pool 3.5% 6/15/2042	4,821	4,514
Ginnie Mae I Pool 3.5% 6/15/2042	3,704	3,474
Ginnie Mae I Pool 3.5% 6/15/2043	36,064	33,717
Ginnie Mae I Pool 3.5% 6/15/2043	20,816	19,430
Ginnie Mae I Pool 3.5% 6/15/2043	19,303	18,115
Ginnie Mae I Pool 3.5% 6/15/2043	12,098	11,322
Ginnie Mae I Pool 3.5% 6/15/2043	10,789	10,205
Ginnie Mae I Pool 3.5% 6/15/2043	7,609	7,163
Ginnie Mae I Pool 3.5% 6/15/2043	5,636	5,268
Ginnie Mae I Pool 3.5% 6/20/2046	107,069	98,841
Ginnie Mae I Pool 3.5% 6/20/2046	37,790	34,875
Ginnie Mae I Pool 3.5% 6/20/2046	35,907	33,137
Ginnie Mae I Pool 3.5% 6/20/2046	35,784	33,034
Ginnie Mae I Pool 3.5% 6/20/2046	31,568	29,142
Ginnie Mae I Pool 3.5% 6/20/2046	19,188	17,707
Ginnie Mae I Pool 3.5% 6/20/2046	16,054	14,820
Ginnie Mae I Pool 3.5% 7/15/2042	47,387	44,483
Ginnie Mae I Pool 3.5% 7/15/2042	15,796	14,828
Ginnie Mae I Pool 3.5% 7/15/2042	5,277	4,950
Ginnie Mae I Pool 3.5% 7/15/2043	11,088	10,378
Ginnie Mae I Pool 3.5% 7/20/2043	89,657	83,838
Ginnie Mae I Pool 3.5% 7/20/2046	933,878	861,826
Ginnie Mae I Pool 3.5% 7/20/2052	8,858,084	8,084,684
Ginnie Mae I Pool 3.5% 8/15/2042	5,325	4,993
Ginnie Mae I Pool 3.5% 8/15/2043	14,600	13,639
Ginnie Mae I Pool 3.5% 8/15/2043	2,798	2,613
Ginnie Mae I Pool 3.5% 8/20/2052	5,240,677	4,783,113
Ginnie Mae I Pool 3.5% 9/15/2041	2,464	2,324
Ginnie Mae I Pool 3.5% 9/15/2042	14,883	13,936
Ginnie Mae I Pool 3.5% 9/15/2042	8,798	8,318
Ginnie Mae I Pool 3.5% 9/15/2042	8,140	7,625
Ginnie Mae I Pool 3.5% 9/15/2042	6,095	5,713
Ginnie Mae I Pool 3.5% 9/15/2042	2,911	2,729
Ginnie Mae I Pool 3.5% 9/15/2043	6,984	6,535
Ginnie Mae I Pool 3.5% 9/20/2052	2,930,802	2,674,913
Ginnie Mae I Pool 4% 1/15/2040	19,273	18,762
Ginnie Mae I Pool 4% 1/15/2040	18,992	18,447
Ginnie Mae I Pool 4% 1/15/2041	61,116	59,286
Ginnie Mae I Pool 4% 1/15/2041	10,435	10,119
Ginnie Mae I Pool 4% 1/15/2041	5,596	5,429
Ginnie Mae I Pool 4% 1/15/2041	4,620	4,480
Ginnie Mae I Pool 4% 1/15/2042	5,886	5,697
Ginnie Mae I Pool 4% 1/15/2043	27,284	26,365
Ginnie Mae I Pool 4% 1/15/2047	40,640	38,383
Ginnie Mae I Pool 4% 1/15/2047	39,125	36,952
Ginnie Mae I Pool 4% 1/15/2047	30,065	28,395
Ginnie Mae I Pool 4% 1/15/2047	14,325	13,530
Ginnie Mae I Pool 4% 10/15/2039	22,768	22,164
Ginnie Mae I Pool 4% 10/15/2040	66,870	64,904
Ginnie Mae I Pool 4% 10/15/2040	62,087	60,295
Ginnie Mae I Pool 4% 10/15/2040	57,576	55,892
Ginnie Mae I Pool 4% 10/15/2040	8,188	7,952
Ginnie Mae I Pool 4% 10/15/2040	5,783	5,615
Ginnie Mae I Pool 4% 10/15/2040	5,427	5,274
Ginnie Mae I Pool 4% 10/15/2040	3,624	3,521
Ginnie Mae I Pool 4% 10/15/2041	127,821	123,750
Ginnie Mae I Pool 4% 10/15/2041	60,554	58,699
Ginnie Mae I Pool 4% 10/15/2041	43,493	42,183
Ginnie Mae I Pool 4% 10/15/2041	33,330	32,321
Ginnie Mae I Pool 4% 10/15/2041	25,152	24,423
Ginnie Mae I Pool 4% 10/15/2041	22,741	22,013
Ginnie Mae I Pool 4% 10/15/2041	19,049	18,420
Ginnie Mae I Pool 4% 10/15/2041	13,868	13,461
Ginnie Mae I Pool 4% 10/15/2041	13,691	13,262
Ginnie Mae I Pool 4% 10/15/2041	12,784	12,397
Ginnie Mae I Pool 4% 10/15/2041	10,086	9,779
Ginnie Mae I Pool 4% 10/15/2041	7,245	7,011
Ginnie Mae I Pool 4% 10/15/2041	3,295	3,196
Ginnie Mae I Pool 4% 10/20/2042	211,250	204,276
Ginnie Mae I Pool 4% 11/15/2039	17,075	16,637
Ginnie Mae I Pool 4% 11/15/2040	16,553	16,057
Ginnie Mae I Pool 4% 11/15/2040	12,103	11,726
Ginnie Mae I Pool 4% 11/15/2040	4,967	4,828
Ginnie Mae I Pool 4% 11/15/2040	4,124	4,011
Ginnie Mae I Pool 4% 11/15/2040	3,462	3,370
Ginnie Mae I Pool 4% 11/15/2041	109,434	106,062
Ginnie Mae I Pool 4% 11/15/2041	31,144	30,110
Ginnie Mae I Pool 4% 11/15/2041	9,222	8,930
Ginnie Mae I Pool 4% 11/15/2041	4,505	4,372
Ginnie Mae I Pool 4% 11/15/2041	1,635	1,588
Ginnie Mae I Pool 4% 11/15/2041	1,128	1,096
Ginnie Mae I Pool 4% 11/15/2042	9,197	8,890
Ginnie Mae I Pool 4% 12/15/2039	38,520	37,419
Ginnie Mae I Pool 4% 12/15/2039	13,224	12,851
Ginnie Mae I Pool 4% 12/15/2040	10,237	9,928
Ginnie Mae I Pool 4% 12/15/2040	7,844	7,637
Ginnie Mae I Pool 4% 12/15/2040	6,561	6,355
Ginnie Mae I Pool 4% 12/15/2040	5,696	5,528
Ginnie Mae I Pool 4% 12/15/2040	4,482	4,342
Ginnie Mae I Pool 4% 12/15/2041	50,830	49,299
Ginnie Mae I Pool 4% 12/15/2041	34,870	33,753
Ginnie Mae I Pool 4% 12/15/2041	23,795	23,041
Ginnie Mae I Pool 4% 12/15/2041	15,173	14,692
Ginnie Mae I Pool 4% 12/15/2041	7,838	7,583
Ginnie Mae I Pool 4% 12/15/2041	7,362	7,155
Ginnie Mae I Pool 4% 12/15/2041	2,676	2,593
Ginnie Mae I Pool 4% 12/15/2042	8,165	7,902
Ginnie Mae I Pool 4% 12/15/2046	10,125	9,581
Ginnie Mae I Pool 4% 2/15/2040	57,873	56,188
Ginnie Mae I Pool 4% 2/15/2040	40,983	39,784
Ginnie Mae I Pool 4% 2/15/2040	38,539	37,463
Ginnie Mae I Pool 4% 2/15/2040	15,656	15,209
Ginnie Mae I Pool 4% 2/15/2041	16,478	15,996
Ginnie Mae I Pool 4% 2/15/2041	11,515	11,150
Ginnie Mae I Pool 4% 2/15/2041	7,635	7,401
Ginnie Mae I Pool 4% 2/15/2041	6,504	6,300
Ginnie Mae I Pool 4% 2/15/2041	4,790	4,650
Ginnie Mae I Pool 4% 2/15/2042	16,261	15,743
Ginnie Mae I Pool 4% 2/15/2045	54,014	51,996
Ginnie Mae I Pool 4% 3/15/2040	253,602	246,283
Ginnie Mae I Pool 4% 3/15/2040	3,117	3,024
Ginnie Mae I Pool 4% 3/15/2041	125,819	122,154
Ginnie Mae I Pool 4% 3/15/2041	14,252	13,793
Ginnie Mae I Pool 4% 3/15/2041	9,338	9,065
Ginnie Mae I Pool 4% 3/15/2042	55,836	54,029
Ginnie Mae I Pool 4% 3/15/2042	16,340	15,823
Ginnie Mae I Pool 4% 3/15/2042	12,640	12,218
Ginnie Mae I Pool 4% 3/15/2042	7,257	7,020
Ginnie Mae I Pool 4% 4/15/2040	32,537	31,572
Ginnie Mae I Pool 4% 4/15/2040	20,120	19,564
Ginnie Mae I Pool 4% 4/15/2041	6,520	6,327
Ginnie Mae I Pool 4% 4/15/2042	19,139	18,513
Ginnie Mae I Pool 4% 4/15/2043	59,684	57,644
Ginnie Mae I Pool 4% 4/15/2043	4,355	4,219
Ginnie Mae I Pool 4% 4/15/2046	357,247	343,622
Ginnie Mae I Pool 4% 4/20/2048	49,211	46,447
Ginnie Mae I Pool 4% 4/20/2048	46,852	44,220
Ginnie Mae I Pool 4% 5/15/2040	28,244	27,403
Ginnie Mae I Pool 4% 5/15/2041	4,930	4,810
Ginnie Mae I Pool 4% 5/15/2041	1,929	1,871
Ginnie Mae I Pool 4% 5/15/2042	4,302	4,230
Ginnie Mae I Pool 4% 5/15/2043	12,678	12,222
Ginnie Mae I Pool 4% 5/15/2043	11,434	11,023
Ginnie Mae I Pool 4% 5/15/2045	50,508	48,543
Ginnie Mae I Pool 4% 5/20/2049	86,378	81,094
Ginnie Mae I Pool 4% 6/15/2041	13,331	12,922
Ginnie Mae I Pool 4% 6/15/2041	7,385	7,146
Ginnie Mae I Pool 4% 6/15/2041	5,788	5,637
Ginnie Mae I Pool 4% 6/15/2042	14,008	13,527
Ginnie Mae I Pool 4% 6/15/2042	2,012	1,944
Ginnie Mae I Pool 4% 6/15/2043	12,122	11,702
Ginnie Mae I Pool 4% 6/15/2043	4,581	4,435
Ginnie Mae I Pool 4% 6/15/2045	13,485	12,989
Ginnie Mae I Pool 4% 7/15/2039	21,289	20,691
Ginnie Mae I Pool 4% 7/15/2039	6,065	5,899
Ginnie Mae I Pool 4% 7/15/2041	25,879	25,029
Ginnie Mae I Pool 4% 7/15/2041	9,748	9,446
Ginnie Mae I Pool 4% 7/15/2041	8,044	7,815
Ginnie Mae I Pool 4% 7/15/2041	4,103	3,972
Ginnie Mae I Pool 4% 7/15/2041	3,730	3,608
Ginnie Mae I Pool 4% 7/15/2041	2,590	2,510
Ginnie Mae I Pool 4% 7/15/2041	1,482	1,474
Ginnie Mae I Pool 4% 7/15/2045	36,791	35,349
Ginnie Mae I Pool 4% 7/15/2046	34,133	32,302
Ginnie Mae I Pool 4% 7/15/2046	24,983	23,681
Ginnie Mae I Pool 4% 8/15/2039	12,615	12,256
Ginnie Mae I Pool 4% 8/15/2039	9,312	9,041
Ginnie Mae I Pool 4% 8/15/2039	9,190	8,942
Ginnie Mae I Pool 4% 8/15/2040	4,705	4,571
Ginnie Mae I Pool 4% 8/15/2041	14,020	13,592
Ginnie Mae I Pool 4% 8/15/2041	9,169	8,903
Ginnie Mae I Pool 4% 8/15/2041	5,767	5,611
Ginnie Mae I Pool 4% 8/15/2042	45,715	44,152
Ginnie Mae I Pool 4% 8/15/2042	10,636	10,319
Ginnie Mae I Pool 4% 8/15/2042	2,963	2,877
Ginnie Mae I Pool 4% 8/15/2043	8,218	7,929
Ginnie Mae I Pool 4% 8/15/2043	6,543	6,302
Ginnie Mae I Pool 4% 8/15/2043	4,021	3,886
Ginnie Mae I Pool 4% 8/15/2043	3,793	3,654
Ginnie Mae I Pool 4% 9/15/2039	11,351	11,062
Ginnie Mae I Pool 4% 9/15/2040	5,250	5,100
Ginnie Mae I Pool 4% 9/15/2041	51,204	49,599
Ginnie Mae I Pool 4% 9/15/2041	13,573	13,159
Ginnie Mae I Pool 4% 9/15/2041	11,984	11,633
Ginnie Mae I Pool 4% 9/15/2041	5,194	5,028
Ginnie Mae I Pool 4% 9/15/2041	4,964	4,800
Ginnie Mae I Pool 4% 9/15/2041	4,846	4,697
Ginnie Mae I Pool 4% 9/15/2041	3,648	3,539
Ginnie Mae I Pool 4% 9/15/2041	1,997	1,943
Ginnie Mae I Pool 4.5% 1/15/2041	1,976	1,968
Ginnie Mae I Pool 4.5% 10/15/2039	15,306	15,237
Ginnie Mae I Pool 4.5% 10/15/2039	8,302	8,276
Ginnie Mae I Pool 4.5% 10/15/2039	5,164	5,149
Ginnie Mae I Pool 4.5% 10/15/2039	1,932	1,926
Ginnie Mae I Pool 4.5% 10/15/2040	4,448	4,432
Ginnie Mae I Pool 4.5% 11/15/2039	43,719	43,523
Ginnie Mae I Pool 4.5% 11/15/2039	25,463	25,364
Ginnie Mae I Pool 4.5% 11/15/2039	18,384	18,318
Ginnie Mae I Pool 4.5% 11/15/2039	16,585	16,526
Ginnie Mae I Pool 4.5% 11/15/2039	14,889	14,837
Ginnie Mae I Pool 4.5% 11/15/2039	12,833	12,805
Ginnie Mae I Pool 4.5% 11/15/2039	9,323	9,290
Ginnie Mae I Pool 4.5% 11/15/2039	6,097	6,076
Ginnie Mae I Pool 4.5% 11/15/2039	5,535	5,518
Ginnie Mae I Pool 4.5% 11/15/2039	5,255	5,239
Ginnie Mae I Pool 4.5% 11/15/2039	2,818	2,807
Ginnie Mae I Pool 4.5% 11/15/2039	2,131	2,124
Ginnie Mae I Pool 4.5% 11/15/2039	1,979	1,972
Ginnie Mae I Pool 4.5% 11/15/2039	1,296	1,292
Ginnie Mae I Pool 4.5% 12/15/2039	10,995	10,968
Ginnie Mae I Pool 4.5% 2/15/2040	33,360	33,192
Ginnie Mae I Pool 4.5% 2/15/2040	31,257	31,148
Ginnie Mae I Pool 4.5% 2/15/2040	25,371	25,282
Ginnie Mae I Pool 4.5% 2/15/2040	21,293	21,226
Ginnie Mae I Pool 4.5% 2/15/2040	15,392	15,352
Ginnie Mae I Pool 4.5% 2/15/2040	12,020	11,977
Ginnie Mae I Pool 4.5% 2/15/2040	11,755	11,714
Ginnie Mae I Pool 4.5% 2/15/2040	10,333	10,304
Ginnie Mae I Pool 4.5% 2/15/2040	2,948	2,938
Ginnie Mae I Pool 4.5% 2/15/2040	2,914	2,905
Ginnie Mae I Pool 4.5% 2/15/2040	2,244	2,237
Ginnie Mae I Pool 4.5% 2/15/2040	1,312	1,308
Ginnie Mae I Pool 4.5% 2/15/2040	697	694
Ginnie Mae I Pool 4.5% 2/15/2041	11,744	11,678
Ginnie Mae I Pool 4.5% 3/15/2040	76,964	76,705
Ginnie Mae I Pool 4.5% 3/15/2040	9,230	9,195
Ginnie Mae I Pool 4.5% 3/15/2040	8,507	8,478
Ginnie Mae I Pool 4.5% 3/15/2040	6,013	5,993
Ginnie Mae I Pool 4.5% 3/15/2041	174,310	173,536
Ginnie Mae I Pool 4.5% 3/15/2041	5,421	5,401
Ginnie Mae I Pool 4.5% 3/15/2041	4,372	4,354
Ginnie Mae I Pool 4.5% 3/15/2041	1,274	1,269
Ginnie Mae I Pool 4.5% 4/15/2040	32,393	32,292
Ginnie Mae I Pool 4.5% 4/15/2040	26,800	26,673
Ginnie Mae I Pool 4.5% 4/15/2040	20,518	20,428
Ginnie Mae I Pool 4.5% 4/15/2040	11,831	11,782
Ginnie Mae I Pool 4.5% 4/15/2040	4,781	4,756
Ginnie Mae I Pool 4.5% 4/15/2040	4,658	4,634
Ginnie Mae I Pool 4.5% 5/15/2039	6,047	6,029
Ginnie Mae I Pool 4.5% 5/15/2040	38,864	38,728
Ginnie Mae I Pool 4.5% 5/15/2040	5,106	5,084
Ginnie Mae I Pool 4.5% 5/15/2041	195	195
Ginnie Mae I Pool 4.5% 6/15/2039	21,098	21,044
Ginnie Mae I Pool 4.5% 6/15/2039	18,904	18,844
Ginnie Mae I Pool 4.5% 6/15/2039	5,946	5,928
Ginnie Mae I Pool 4.5% 6/15/2039	4,831	4,816
Ginnie Mae I Pool 4.5% 6/15/2039	4,109	4,097
Ginnie Mae I Pool 4.5% 6/15/2040	146,630	145,939
Ginnie Mae I Pool 4.5% 6/15/2040	86,550	86,252
Ginnie Mae I Pool 4.5% 6/15/2040	40,457	40,309
Ginnie Mae I Pool 4.5% 6/15/2040	21,776	21,702
Ginnie Mae I Pool 4.5% 6/15/2040	21,072	20,999
Ginnie Mae I Pool 4.5% 6/15/2040	18,298	18,232
Ginnie Mae I Pool 4.5% 6/15/2040	17,100	17,039
Ginnie Mae I Pool 4.5% 6/15/2040	4,239	4,224
Ginnie Mae I Pool 4.5% 6/15/2040	2,794	2,783
Ginnie Mae I Pool 4.5% 6/15/2041	269,634	268,539
Ginnie Mae I Pool 4.5% 7/15/2039	16,537	16,489
Ginnie Mae I Pool 4.5% 7/15/2039	2,439	2,430
Ginnie Mae I Pool 4.5% 7/15/2040	66,301	66,071
Ginnie Mae I Pool 4.5% 7/15/2040	56,142	55,947
Ginnie Mae I Pool 4.5% 7/15/2040	43,054	42,911
Ginnie Mae I Pool 4.5% 7/15/2040	34,320	34,200
Ginnie Mae I Pool 4.5% 7/15/2040	30,573	30,468
Ginnie Mae I Pool 4.5% 7/15/2040	27,618	27,515
Ginnie Mae I Pool 4.5% 7/15/2040	7,600	7,572
Ginnie Mae I Pool 4.5% 7/15/2040	3,558	3,545
Ginnie Mae I Pool 4.5% 7/15/2040	2,663	2,653
Ginnie Mae I Pool 4.5% 7/15/2040	853	850
Ginnie Mae I Pool 4.5% 8/15/2039	169,590	169,070
Ginnie Mae I Pool 4.5% 8/15/2039	105,884	105,564
Ginnie Mae I Pool 4.5% 8/15/2039	86,764	86,505
Ginnie Mae I Pool 4.5% 8/15/2039	37,367	37,245
Ginnie Mae I Pool 4.5% 8/15/2039	22,521	22,455
Ginnie Mae I Pool 4.5% 8/15/2039	3,231	3,221
Ginnie Mae I Pool 4.5% 8/15/2040	18,662	18,502
Ginnie Mae I Pool 4.5% 8/15/2040	11,109	11,069
Ginnie Mae I Pool 4.5% 8/15/2040	7,457	7,428
Ginnie Mae I Pool 4.5% 8/15/2040	3,279	3,266
Ginnie Mae I Pool 4.5% 8/15/2040	2,975	2,963
Ginnie Mae I Pool 4.5% 8/15/2040	2,254	2,247
Ginnie Mae I Pool 4.5% 8/15/2040	2,106	2,099
Ginnie Mae I Pool 4.5% 8/15/2041	8,795	8,766
Ginnie Mae I Pool 4.5% 9/15/2033	287	287
Ginnie Mae I Pool 4.5% 9/15/2039	31,595	31,494
Ginnie Mae I Pool 4.5% 9/15/2039	15,296	15,249
Ginnie Mae I Pool 4.5% 9/15/2039	10,236	10,206
Ginnie Mae I Pool 4.5% 9/15/2039	9,772	9,740
Ginnie Mae I Pool 4.5% 9/15/2040	12,040	11,999
Ginnie Mae I Pool 4.5% 9/15/2040	5,172	5,152
Ginnie Mae I Pool 5% 1/15/2034	1,943	1,970
Ginnie Mae I Pool 5% 1/15/2040	2,340	2,377
Ginnie Mae I Pool 5% 1/15/2040	1,187	1,202
Ginnie Mae I Pool 5% 10/15/2033	1,569	1,590
Ginnie Mae I Pool 5% 10/15/2033	581	590
Ginnie Mae I Pool 5% 10/15/2034	1,613	1,635
Ginnie Mae I Pool 5% 10/15/2039	12,080	12,269
Ginnie Mae I Pool 5% 10/15/2039	10,396	10,560
Ginnie Mae I Pool 5% 10/15/2039	8,562	8,698
Ginnie Mae I Pool 5% 10/15/2039	5,540	5,626
Ginnie Mae I Pool 5% 10/15/2039	5,422	5,506
Ginnie Mae I Pool 5% 10/20/2054	945,042	935,581
Ginnie Mae I Pool 5% 11/15/2033	947	960
Ginnie Mae I Pool 5% 11/15/2039	13,179	13,388
Ginnie Mae I Pool 5% 11/15/2039	13,152	13,355
Ginnie Mae I Pool 5% 11/15/2039	10,326	10,489
Ginnie Mae I Pool 5% 11/15/2039	7,764	7,887
Ginnie Mae I Pool 5% 11/15/2039	3,087	3,136
Ginnie Mae I Pool 5% 11/15/2039	2,049	2,081
Ginnie Mae I Pool 5% 11/15/2040	10,444	10,609
Ginnie Mae I Pool 5% 11/15/2040	2,817	2,863
Ginnie Mae I Pool 5% 12/15/2032	414	420
Ginnie Mae I Pool 5% 12/15/2037	9,927	10,082
Ginnie Mae I Pool 5% 12/15/2039	11,369	11,549
Ginnie Mae I Pool 5% 12/15/2039	7,955	8,083
Ginnie Mae I Pool 5% 12/15/2039	7,533	7,651
Ginnie Mae I Pool 5% 2/15/2033	738	746
Ginnie Mae I Pool 5% 2/15/2039	2,474	2,512
Ginnie Mae I Pool 5% 2/15/2040	3,816	3,876
Ginnie Mae I Pool 5% 3/15/2033	459	465
Ginnie Mae I Pool 5% 3/15/2040	7,431	7,547
Ginnie Mae I Pool 5% 3/15/2041	12,568	12,771
Ginnie Mae I Pool 5% 3/15/2041	9,019	9,163
Ginnie Mae I Pool 5% 3/15/2041	3,156	3,206
Ginnie Mae I Pool 5% 4/15/2033	2,711	2,747
Ginnie Mae I Pool 5% 4/15/2039	3,197	3,246
Ginnie Mae I Pool 5% 4/15/2040	109,009	110,731
Ginnie Mae I Pool 5% 4/15/2040	81,912	83,202
Ginnie Mae I Pool 5% 4/15/2040	7,930	8,056
Ginnie Mae I Pool 5% 4/15/2040	3,851	3,912
Ginnie Mae I Pool 5% 4/15/2040	2,165	2,200
Ginnie Mae I Pool 5% 4/15/2040	1,398	1,419
Ginnie Mae I Pool 5% 4/15/2041	16,465	16,733
Ginnie Mae I Pool 5% 4/15/2041	9,355	9,505
Ginnie Mae I Pool 5% 4/15/2041	4,434	4,504
Ginnie Mae I Pool 5% 4/15/2041	2,509	2,549
Ginnie Mae I Pool 5% 4/20/2048	1,036,643	1,051,857
Ginnie Mae I Pool 5% 5/15/2038	4,400	4,470
Ginnie Mae I Pool 5% 5/15/2039	27,007	27,427
Ginnie Mae I Pool 5% 5/15/2039	13,481	13,691
Ginnie Mae I Pool 5% 5/15/2040	8,010	8,137
Ginnie Mae I Pool 5% 5/15/2040	4,806	4,880
Ginnie Mae I Pool 5% 5/15/2040	4,465	4,536
Ginnie Mae I Pool 5% 5/15/2040	1,706	1,734
Ginnie Mae I Pool 5% 6/15/2033	355	360
Ginnie Mae I Pool 5% 6/15/2039	4,208	4,274
Ginnie Mae I Pool 5% 6/15/2039	1,255	1,275
Ginnie Mae I Pool 5% 6/15/2040	247,484	251,394
Ginnie Mae I Pool 5% 6/15/2040	15,542	15,795
Ginnie Mae I Pool 5% 6/15/2040	9,812	9,971
Ginnie Mae I Pool 5% 6/15/2040	6,992	7,102
Ginnie Mae I Pool 5% 6/15/2040	4,930	5,009
Ginnie Mae I Pool 5% 6/15/2040	2,179	2,214
Ginnie Mae I Pool 5% 6/15/2041	19,048	19,353
Ginnie Mae I Pool 5% 6/15/2041	2,652	2,695
Ginnie Mae I Pool 5% 6/15/2041	2,046	2,078
Ginnie Mae I Pool 5% 7/15/2039	21,713	22,051
Ginnie Mae I Pool 5% 7/15/2039	12,865	13,066
Ginnie Mae I Pool 5% 7/15/2039	1,864	1,892
Ginnie Mae I Pool 5% 7/15/2040	17,731	18,011
Ginnie Mae I Pool 5% 7/15/2040	13,295	13,506
Ginnie Mae I Pool 5% 7/15/2040	13,045	13,250
Ginnie Mae I Pool 5% 7/15/2040	8,904	9,046
Ginnie Mae I Pool 5% 7/15/2040	7,229	7,344
Ginnie Mae I Pool 5% 7/15/2040	7,137	7,250
Ginnie Mae I Pool 5% 7/15/2040	3,402	3,456
Ginnie Mae I Pool 5% 7/15/2040	1,368	1,390
Ginnie Mae I Pool 5% 8/15/2033	718	726
Ginnie Mae I Pool 5% 8/15/2033	538	545
Ginnie Mae I Pool 5% 8/15/2039	10,885	11,056
Ginnie Mae I Pool 5% 8/15/2039	9,984	10,140
Ginnie Mae I Pool 5% 8/15/2039	6,354	6,454
Ginnie Mae I Pool 5% 8/15/2039	5,766	5,857
Ginnie Mae I Pool 5% 8/15/2039	4,425	4,495
Ginnie Mae I Pool 5% 8/15/2039	4,036	4,100
Ginnie Mae I Pool 5% 8/15/2039	1,724	1,751
Ginnie Mae I Pool 5% 8/15/2039	1,365	1,386
Ginnie Mae I Pool 5% 8/15/2039	1,316	1,337
Ginnie Mae I Pool 5% 8/15/2040	20,573	20,900
Ginnie Mae I Pool 5% 8/15/2040	17,871	18,154
Ginnie Mae I Pool 5% 8/15/2040	17,130	17,403
Ginnie Mae I Pool 5% 8/15/2040	7,542	7,663
Ginnie Mae I Pool 5% 8/15/2040	3,867	3,928
Ginnie Mae I Pool 5% 8/15/2041	1,509	1,532
Ginnie Mae I Pool 5% 9/15/2033	298	298
Ginnie Mae I Pool 5% 9/15/2033	222	225
Ginnie Mae I Pool 5% 9/15/2037	2,623	2,664
Ginnie Mae I Pool 5% 9/15/2039	69,745	70,833
Ginnie Mae I Pool 5% 9/15/2039	17,443	17,717
Ginnie Mae I Pool 5% 9/15/2039	9,894	10,049
Ginnie Mae I Pool 5% 9/15/2039	7,114	7,226
Ginnie Mae I Pool 5% 9/15/2039	6,547	6,651
Ginnie Mae I Pool 5% 9/15/2039	5,935	6,028
Ginnie Mae I Pool 5% 9/15/2039	4,751	4,825
Ginnie Mae I Pool 5% 9/15/2039	4,523	4,594
Ginnie Mae I Pool 5% 9/15/2039	3,877	3,938
Ginnie Mae I Pool 5% 9/15/2039	2,877	2,922
Ginnie Mae I Pool 5% 9/15/2039	2,313	2,350
Ginnie Mae I Pool 5% 9/15/2039	2,130	2,163
Ginnie Mae I Pool 5% 9/15/2039	1,964	1,995
Ginnie Mae I Pool 5% 9/15/2040	12,975	13,180
Ginnie Mae I Pool 5% 9/15/2040	9,277	9,428
Ginnie Mae I Pool 5% 9/15/2040	8,404	8,538
Ginnie Mae I Pool 5% 9/15/2040	4,978	5,057
Ginnie Mae I Pool 5% 9/15/2041	184,732	187,633
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(h)	1,237	1,230
Ginnie Mae I Pool 5.5% 1/15/2034	333	341
Ginnie Mae I Pool 5.5% 1/15/2039	11,100	11,426
Ginnie Mae I Pool 5.5% 10/15/2035	8,879	9,108
Ginnie Mae I Pool 5.5% 11/15/2033	341	348
Ginnie Mae I Pool 5.5% 12/15/2038	1,019	1,048
Ginnie Mae I Pool 5.5% 2/15/2034	39	40
Ginnie Mae I Pool 5.5% 2/15/2037	240	247
Ginnie Mae I Pool 5.5% 2/15/2038	872	897
Ginnie Mae I Pool 5.5% 3/15/2034	1,570	1,606
Ginnie Mae I Pool 5.5% 3/15/2034	496	506
Ginnie Mae I Pool 5.5% 3/15/2039	2,334	2,401
Ginnie Mae I Pool 5.5% 3/20/2054	2,612,832	2,653,642
Ginnie Mae I Pool 5.5% 4/15/2034	1,072	1,096
Ginnie Mae I Pool 5.5% 4/15/2034	619	632
Ginnie Mae I Pool 5.5% 4/15/2034	436	446
Ginnie Mae I Pool 5.5% 5/15/2034	5,303	5,433
Ginnie Mae I Pool 5.5% 5/15/2034	1,573	1,610
Ginnie Mae I Pool 5.5% 5/15/2034	711	729
Ginnie Mae I Pool 5.5% 5/15/2034	640	655
Ginnie Mae I Pool 5.5% 5/15/2034	456	466
Ginnie Mae I Pool 5.5% 5/15/2034	360	369
Ginnie Mae I Pool 5.5% 5/15/2037	237	244
Ginnie Mae I Pool 5.5% 5/15/2039	10,669	10,982
Ginnie Mae I Pool 5.5% 6/15/2033	836	853
Ginnie Mae I Pool 5.5% 6/15/2039	2,148	2,209
Ginnie Mae I Pool 5.5% 6/15/2039	768	784
Ginnie Mae I Pool 5.5% 7/15/2033	1,454	1,488
Ginnie Mae I Pool 5.5% 7/15/2037	1,025	1,054
Ginnie Mae I Pool 5.5% 7/15/2037	301	310
Ginnie Mae I Pool 5.5% 7/15/2038	2,024	2,070
Ginnie Mae I Pool 5.5% 7/15/2038	521	536
Ginnie Mae I Pool 5.5% 7/15/2039	13,369	13,771
Ginnie Mae I Pool 5.5% 8/15/2033	4,019	4,114
Ginnie Mae I Pool 5.5% 9/15/2039	54,871	56,522
Ginnie Mae I Pool 5.5% 9/15/2039	38,673	39,834
Ginnie Mae I Pool 6% 10/15/2030	6,363	6,511
Ginnie Mae I Pool 6% 10/15/2039	2,648	2,773
Ginnie Mae I Pool 6% 11/15/2037	1,393	1,454
Ginnie Mae I Pool 6% 11/15/2039	7,463	7,822
Ginnie Mae I Pool 6% 11/15/2039	6,026	6,314
Ginnie Mae I Pool 6% 11/15/2039	2,863	2,998
Ginnie Mae I Pool 6% 11/15/2039	2,341	2,446
Ginnie Mae I Pool 6% 11/15/2039	2,002	2,080
Ginnie Mae I Pool 6% 11/15/2039	1,146	1,200
Ginnie Mae I Pool 6% 11/15/2039	1,116	1,167
Ginnie Mae I Pool 6% 12/15/2034	1,275	1,322
Ginnie Mae I Pool 6% 5/15/2040	146,206	152,737
Ginnie Mae I Pool 6% 6/15/2036	961,107	998,490
Ginnie Mae I Pool 6.5% 10/15/2034	6,625	6,903
Ginnie Mae I Pool 6.5% 10/15/2034	2,529	2,624
Ginnie Mae I Pool 6.5% 10/15/2034	1,521	1,587
Ginnie Mae I Pool 6.5% 10/15/2034	341	354
Ginnie Mae I Pool 6.5% 10/15/2034	144	149
Ginnie Mae I Pool 6.5% 10/15/2035	6,103	6,385
Ginnie Mae I Pool 6.5% 10/15/2036	2,517	2,631
Ginnie Mae I Pool 6.5% 11/15/2034	1,896	1,953
Ginnie Mae I Pool 6.5% 2/15/2035	1,898	1,978
Ginnie Mae I Pool 6.5% 3/15/2035	1,089	1,124
Ginnie Mae I Pool 6.5% 6/15/2037	3,356	3,516
Ginnie Mae I Pool 6.5% 7/15/2035	1,001	1,044
Ginnie Mae I Pool 6.5% 8/15/2034	8,555	8,910
Ginnie Mae I Pool 6.5% 8/15/2034	346	357
Ginnie Mae I Pool 6.5% 8/15/2036	1,414	1,482
Ginnie Mae I Pool 6.5% 9/15/2034	2,510	2,615
Ginnie Mae I Pool 6.5% 9/15/2034	222	231
Ginnie Mae I Pool 6.5% 9/15/2035	412	424
Ginnie Mae I Pool 7% 1/15/2026	2	1
Ginnie Mae I Pool 7% 1/15/2027	13	13
Ginnie Mae I Pool 7% 1/15/2028	391	393
Ginnie Mae I Pool 7% 1/15/2028	165	167
Ginnie Mae I Pool 7% 1/15/2028	148	150
Ginnie Mae I Pool 7% 1/15/2028	112	113
Ginnie Mae I Pool 7% 1/15/2028	105	105
Ginnie Mae I Pool 7% 1/15/2028	97	98
Ginnie Mae I Pool 7% 1/15/2028	52	53
Ginnie Mae I Pool 7% 1/15/2028	38	38
Ginnie Mae I Pool 7% 1/15/2028	33	34
Ginnie Mae I Pool 7% 1/15/2028	29	29
Ginnie Mae I Pool 7% 1/15/2028	14	14
Ginnie Mae I Pool 7% 1/15/2028	5	4
Ginnie Mae I Pool 7% 1/15/2029	418	427
Ginnie Mae I Pool 7% 1/15/2029	228	232
Ginnie Mae I Pool 7% 1/15/2029	212	216
Ginnie Mae I Pool 7% 1/15/2029	163	166
Ginnie Mae I Pool 7% 1/15/2029	108	110
Ginnie Mae I Pool 7% 1/15/2029	89	90
Ginnie Mae I Pool 7% 1/15/2029	64	65
Ginnie Mae I Pool 7% 1/15/2030	947	967
Ginnie Mae I Pool 7% 1/15/2030	89	91
Ginnie Mae I Pool 7% 1/15/2031	1,366	1,410
Ginnie Mae I Pool 7% 1/15/2031	240	247
Ginnie Mae I Pool 7% 1/15/2032	1,174	1,214
Ginnie Mae I Pool 7% 10/15/2026	64	64
Ginnie Mae I Pool 7% 10/15/2028	863	878
Ginnie Mae I Pool 7% 10/15/2028	452	459
Ginnie Mae I Pool 7% 10/15/2028	155	157
Ginnie Mae I Pool 7% 10/15/2028	100	102
Ginnie Mae I Pool 7% 10/15/2028	39	40
Ginnie Mae I Pool 7% 10/15/2028	21	22
Ginnie Mae I Pool 7% 10/15/2028	16	16
Ginnie Mae I Pool 7% 10/15/2028	13	13
Ginnie Mae I Pool 7% 10/15/2029	490	502
Ginnie Mae I Pool 7% 10/15/2029	113	116
Ginnie Mae I Pool 7% 10/15/2030	257	263
Ginnie Mae I Pool 7% 10/15/2031	1,616	1,675
Ginnie Mae I Pool 7% 10/15/2031	526	534
Ginnie Mae I Pool 7% 10/15/2031	401	414
Ginnie Mae I Pool 7% 10/15/2031	319	331
Ginnie Mae I Pool 7% 10/15/2031	54	56
Ginnie Mae I Pool 7% 10/15/2031	20	21
Ginnie Mae I Pool 7% 11/15/2027	61	62
Ginnie Mae I Pool 7% 11/15/2027	38	39
Ginnie Mae I Pool 7% 11/15/2028	764	779
Ginnie Mae I Pool 7% 11/15/2028	235	240
Ginnie Mae I Pool 7% 11/15/2028	72	73
Ginnie Mae I Pool 7% 11/15/2029	817	838
Ginnie Mae I Pool 7% 11/15/2031	945	967
Ginnie Mae I Pool 7% 11/15/2031	920	952
Ginnie Mae I Pool 7% 11/15/2031	632	654
Ginnie Mae I Pool 7% 11/15/2031	79	82
Ginnie Mae I Pool 7% 11/15/2032	226	234
Ginnie Mae I Pool 7% 12/15/2025	35	35
Ginnie Mae I Pool 7% 12/15/2025	4	3
Ginnie Mae I Pool 7% 12/15/2026	4	3
Ginnie Mae I Pool 7% 12/15/2027	605	613
Ginnie Mae I Pool 7% 12/15/2027	180	183
Ginnie Mae I Pool 7% 12/15/2027	179	181
Ginnie Mae I Pool 7% 12/15/2027	166	168
Ginnie Mae I Pool 7% 12/15/2027	139	141
Ginnie Mae I Pool 7% 12/15/2027	69	70
Ginnie Mae I Pool 7% 12/15/2027	28	28
Ginnie Mae I Pool 7% 12/15/2028	422	430
Ginnie Mae I Pool 7% 12/15/2028	330	336
Ginnie Mae I Pool 7% 12/15/2028	186	189
Ginnie Mae I Pool 7% 12/15/2028	96	98
Ginnie Mae I Pool 7% 12/15/2028	73	74
Ginnie Mae I Pool 7% 12/15/2028	61	62
Ginnie Mae I Pool 7% 12/15/2028	54	55
Ginnie Mae I Pool 7% 12/15/2028	22	22
Ginnie Mae I Pool 7% 12/15/2028	14	14
Ginnie Mae I Pool 7% 12/15/2030	591	609
Ginnie Mae I Pool 7% 12/15/2030	69	70
Ginnie Mae I Pool 7% 12/15/2031	2,165	2,239
Ginnie Mae I Pool 7% 12/15/2031	735	761
Ginnie Mae I Pool 7% 12/15/2031	655	675
Ginnie Mae I Pool 7% 12/15/2031	99	103
Ginnie Mae I Pool 7% 2/15/2026	2	1
Ginnie Mae I Pool 7% 2/15/2027	5	4
Ginnie Mae I Pool 7% 2/15/2028	490	496
Ginnie Mae I Pool 7% 2/15/2028	149	150
Ginnie Mae I Pool 7% 2/15/2028	142	143
Ginnie Mae I Pool 7% 2/15/2028	105	107
Ginnie Mae I Pool 7% 2/15/2028	99	101
Ginnie Mae I Pool 7% 2/15/2028	76	77
Ginnie Mae I Pool 7% 2/15/2028	62	62
Ginnie Mae I Pool 7% 2/15/2028	49	49
Ginnie Mae I Pool 7% 2/15/2028	37	37
Ginnie Mae I Pool 7% 2/15/2028	36	36
Ginnie Mae I Pool 7% 2/15/2028	30	30
Ginnie Mae I Pool 7% 2/15/2028	30	30
Ginnie Mae I Pool 7% 2/15/2028	13	13
Ginnie Mae I Pool 7% 2/15/2029	127	128
Ginnie Mae I Pool 7% 2/15/2029	89	91
Ginnie Mae I Pool 7% 2/15/2029	89	91
Ginnie Mae I Pool 7% 2/15/2030	425	436
Ginnie Mae I Pool 7% 2/15/2031	27	28
Ginnie Mae I Pool 7% 2/15/2032	2,416	2,506
Ginnie Mae I Pool 7% 2/15/2032	1,441	1,468
Ginnie Mae I Pool 7% 2/15/2032	660	684
Ginnie Mae I Pool 7% 2/15/2032	359	372
Ginnie Mae I Pool 7% 2/15/2032	340	351
Ginnie Mae I Pool 7% 2/15/2032	223	230
Ginnie Mae I Pool 7% 2/15/2032	199	203
Ginnie Mae I Pool 7% 2/15/2032	47	48
Ginnie Mae I Pool 7% 2/15/2032	12	12
Ginnie Mae I Pool 7% 3/15/2028	563	571
Ginnie Mae I Pool 7% 3/15/2028	321	325
Ginnie Mae I Pool 7% 3/15/2028	254	258
Ginnie Mae I Pool 7% 3/15/2028	124	124
Ginnie Mae I Pool 7% 3/15/2028	123	124
Ginnie Mae I Pool 7% 3/15/2028	71	71
Ginnie Mae I Pool 7% 3/15/2028	60	60
Ginnie Mae I Pool 7% 3/15/2028	57	58
Ginnie Mae I Pool 7% 3/15/2028	31	32
Ginnie Mae I Pool 7% 3/15/2029	418	427
Ginnie Mae I Pool 7% 3/15/2029	257	263
Ginnie Mae I Pool 7% 3/15/2029	114	116
Ginnie Mae I Pool 7% 3/15/2029	56	56
Ginnie Mae I Pool 7% 3/15/2029	55	56
Ginnie Mae I Pool 7% 3/15/2029	43	43
Ginnie Mae I Pool 7% 3/15/2031	151	155
Ginnie Mae I Pool 7% 3/15/2031	124	127
Ginnie Mae I Pool 7% 3/15/2031	88	91
Ginnie Mae I Pool 7% 3/15/2031	79	81
Ginnie Mae I Pool 7% 3/15/2031	52	53
Ginnie Mae I Pool 7% 3/15/2032	763	792
Ginnie Mae I Pool 7% 3/15/2032	654	678
Ginnie Mae I Pool 7% 3/15/2032	410	425
Ginnie Mae I Pool 7% 3/15/2032	237	245
Ginnie Mae I Pool 7% 3/15/2032	229	236
Ginnie Mae I Pool 7% 3/15/2032	121	125
Ginnie Mae I Pool 7% 3/15/2032	110	114
Ginnie Mae I Pool 7% 3/15/2032	78	81
Ginnie Mae I Pool 7% 3/15/2032	32	33
Ginnie Mae I Pool 7% 4/15/2028	176	179
Ginnie Mae I Pool 7% 4/15/2028	138	140
Ginnie Mae I Pool 7% 4/15/2028	128	129
Ginnie Mae I Pool 7% 4/15/2028	109	111
Ginnie Mae I Pool 7% 4/15/2028	77	78
Ginnie Mae I Pool 7% 4/15/2028	57	58
Ginnie Mae I Pool 7% 4/15/2028	57	57
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	40	41
Ginnie Mae I Pool 7% 4/15/2028	33	33
Ginnie Mae I Pool 7% 4/15/2028	26	27
Ginnie Mae I Pool 7% 4/15/2028	24	24
Ginnie Mae I Pool 7% 4/15/2028	20	20
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2028	9	9
Ginnie Mae I Pool 7% 4/15/2029	287	293
Ginnie Mae I Pool 7% 4/15/2029	65	67
Ginnie Mae I Pool 7% 4/15/2029	38	39
Ginnie Mae I Pool 7% 4/15/2030	373	383
Ginnie Mae I Pool 7% 4/15/2031	2,027	2,092
Ginnie Mae I Pool 7% 4/15/2031	456	471
Ginnie Mae I Pool 7% 4/15/2031	264	273
Ginnie Mae I Pool 7% 4/15/2031	144	148
Ginnie Mae I Pool 7% 4/15/2031	111	115
Ginnie Mae I Pool 7% 4/15/2032	2,037	2,114
Ginnie Mae I Pool 7% 4/15/2032	1,048	1,087
Ginnie Mae I Pool 7% 4/15/2032	621	643
Ginnie Mae I Pool 7% 4/15/2032	535	555
Ginnie Mae I Pool 7% 4/15/2032	502	517
Ginnie Mae I Pool 7% 4/15/2032	322	333
Ginnie Mae I Pool 7% 4/15/2032	297	308
Ginnie Mae I Pool 7% 4/15/2032	282	292
Ginnie Mae I Pool 7% 4/15/2032	239	247
Ginnie Mae I Pool 7% 4/15/2032	127	131
Ginnie Mae I Pool 7% 4/15/2032	118	122
Ginnie Mae I Pool 7% 4/15/2032	64	65
Ginnie Mae I Pool 7% 4/20/2032	12,184	12,679
Ginnie Mae I Pool 7% 5/15/2027	10	10
Ginnie Mae I Pool 7% 5/15/2028	435	439
Ginnie Mae I Pool 7% 5/15/2028	77	78
Ginnie Mae I Pool 7% 5/15/2028	74	75
Ginnie Mae I Pool 7% 5/15/2028	57	58
Ginnie Mae I Pool 7% 5/15/2028	53	53
Ginnie Mae I Pool 7% 5/15/2028	17	18
Ginnie Mae I Pool 7% 5/15/2028	12	12
Ginnie Mae I Pool 7% 5/15/2029	185	189
Ginnie Mae I Pool 7% 5/15/2030	369	376
Ginnie Mae I Pool 7% 5/15/2031	410	422
Ginnie Mae I Pool 7% 5/15/2031	236	244
Ginnie Mae I Pool 7% 5/15/2031	218	224
Ginnie Mae I Pool 7% 5/15/2031	205	208
Ginnie Mae I Pool 7% 5/15/2032	1,376	1,429
Ginnie Mae I Pool 7% 5/15/2032	1,266	1,307
Ginnie Mae I Pool 7% 5/15/2032	743	772
Ginnie Mae I Pool 7% 5/15/2032	588	607
Ginnie Mae I Pool 7% 5/15/2032	513	529
Ginnie Mae I Pool 7% 5/15/2032	362	373
Ginnie Mae I Pool 7% 5/15/2032	314	326
Ginnie Mae I Pool 7% 5/15/2032	316	325
Ginnie Mae I Pool 7% 5/15/2032	287	298
Ginnie Mae I Pool 7% 5/15/2032	290	295
Ginnie Mae I Pool 7% 5/15/2032	198	205
Ginnie Mae I Pool 7% 5/15/2032	165	171
Ginnie Mae I Pool 7% 5/15/2032	147	152
Ginnie Mae I Pool 7% 5/15/2032	136	141
Ginnie Mae I Pool 7% 5/15/2032	121	126
Ginnie Mae I Pool 7% 5/15/2032	82	85
Ginnie Mae I Pool 7% 5/15/2032	60	62
Ginnie Mae I Pool 7% 5/15/2032	20	21
Ginnie Mae I Pool 7% 6/15/2028	246	250
Ginnie Mae I Pool 7% 6/15/2028	201	204
Ginnie Mae I Pool 7% 6/15/2028	199	202
Ginnie Mae I Pool 7% 6/15/2028	188	191
Ginnie Mae I Pool 7% 6/15/2028	145	147
Ginnie Mae I Pool 7% 6/15/2028	140	142
Ginnie Mae I Pool 7% 6/15/2028	113	115
Ginnie Mae I Pool 7% 6/15/2028	70	71
Ginnie Mae I Pool 7% 6/15/2028	69	70
Ginnie Mae I Pool 7% 6/15/2028	66	67
Ginnie Mae I Pool 7% 6/15/2028	55	56
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	45	46
Ginnie Mae I Pool 7% 6/15/2028	34	35
Ginnie Mae I Pool 7% 6/15/2028	34	34
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2029	396	405
Ginnie Mae I Pool 7% 6/15/2029	233	238
Ginnie Mae I Pool 7% 6/15/2029	159	162
Ginnie Mae I Pool 7% 6/15/2029	88	90
Ginnie Mae I Pool 7% 6/15/2029	86	88
Ginnie Mae I Pool 7% 6/15/2031	861	889
Ginnie Mae I Pool 7% 6/15/2031	622	643
Ginnie Mae I Pool 7% 6/15/2031	440	455
Ginnie Mae I Pool 7% 6/15/2031	34	35
Ginnie Mae I Pool 7% 6/15/2031	22	23
Ginnie Mae I Pool 7% 6/15/2032	998	1,031
Ginnie Mae I Pool 7% 6/15/2032	552	569
Ginnie Mae I Pool 7% 6/15/2032	436	452
Ginnie Mae I Pool 7% 6/15/2032	407	422
Ginnie Mae I Pool 7% 6/15/2032	261	269
Ginnie Mae I Pool 7% 6/15/2032	173	179
Ginnie Mae I Pool 7% 6/15/2032	156	162
Ginnie Mae I Pool 7% 6/15/2032	148	153
Ginnie Mae I Pool 7% 6/15/2032	96	99
Ginnie Mae I Pool 7% 6/15/2032	48	50
Ginnie Mae I Pool 7% 6/15/2032	40	41
Ginnie Mae I Pool 7% 7/15/2028	905	919
Ginnie Mae I Pool 7% 7/15/2028	262	263
Ginnie Mae I Pool 7% 7/15/2028	253	257
Ginnie Mae I Pool 7% 7/15/2028	216	218
Ginnie Mae I Pool 7% 7/15/2028	178	180
Ginnie Mae I Pool 7% 7/15/2028	138	140
Ginnie Mae I Pool 7% 7/15/2028	98	99
Ginnie Mae I Pool 7% 7/15/2028	79	80
Ginnie Mae I Pool 7% 7/15/2028	67	68
Ginnie Mae I Pool 7% 7/15/2028	53	53
Ginnie Mae I Pool 7% 7/15/2028	51	51
Ginnie Mae I Pool 7% 7/15/2028	37	37
Ginnie Mae I Pool 7% 7/15/2028	36	36
Ginnie Mae I Pool 7% 7/15/2028	15	15
Ginnie Mae I Pool 7% 7/15/2028	12	12
Ginnie Mae I Pool 7% 7/15/2028	6	6
Ginnie Mae I Pool 7% 7/15/2029	391	399
Ginnie Mae I Pool 7% 7/15/2029	212	215
Ginnie Mae I Pool 7% 7/15/2029	189	193
Ginnie Mae I Pool 7% 7/15/2029	22	23
Ginnie Mae I Pool 7% 7/15/2031	1,419	1,469
Ginnie Mae I Pool 7% 7/15/2031	768	793
Ginnie Mae I Pool 7% 7/15/2031	660	681
Ginnie Mae I Pool 7% 7/15/2031	266	274
Ginnie Mae I Pool 7% 7/15/2031	265	273
Ginnie Mae I Pool 7% 7/15/2031	30	31
Ginnie Mae I Pool 7% 7/15/2031	7	7
Ginnie Mae I Pool 7% 7/15/2032	610	630
Ginnie Mae I Pool 7% 7/15/2032	512	532
Ginnie Mae I Pool 7% 7/15/2032	429	442
Ginnie Mae I Pool 7% 7/15/2032	424	437
Ginnie Mae I Pool 7% 7/15/2032	298	309
Ginnie Mae I Pool 7% 7/15/2032	118	122
Ginnie Mae I Pool 7% 7/15/2032	79	83
Ginnie Mae I Pool 7% 8/15/2028	57	58
Ginnie Mae I Pool 7% 8/15/2029	52	53
Ginnie Mae I Pool 7% 8/15/2029	31	32
Ginnie Mae I Pool 7% 8/15/2029	24	25
Ginnie Mae I Pool 7% 8/15/2031	1,952	2,018
Ginnie Mae I Pool 7% 8/15/2031	1,212	1,255
Ginnie Mae I Pool 7% 8/15/2031	633	653
Ginnie Mae I Pool 7% 8/15/2031	346	358
Ginnie Mae I Pool 7% 8/15/2031	270	278
Ginnie Mae I Pool 7% 8/15/2031	192	198
Ginnie Mae I Pool 7% 8/15/2031	147	152
Ginnie Mae I Pool 7% 8/15/2031	99	102
Ginnie Mae I Pool 7% 8/15/2031	98	100
Ginnie Mae I Pool 7% 8/15/2032	615	639
Ginnie Mae I Pool 7% 8/15/2032	299	311
Ginnie Mae I Pool 7% 8/15/2032	269	279
Ginnie Mae I Pool 7% 8/15/2032	265	274
Ginnie Mae I Pool 7% 8/15/2032	251	258
Ginnie Mae I Pool 7% 8/15/2032	124	129
Ginnie Mae I Pool 7% 8/15/2032	70	70
Ginnie Mae I Pool 7% 9/15/2027	28	28
Ginnie Mae I Pool 7% 9/15/2028	268	273
Ginnie Mae I Pool 7% 9/15/2028	176	179
Ginnie Mae I Pool 7% 9/15/2028	161	164
Ginnie Mae I Pool 7% 9/15/2028	110	111
Ginnie Mae I Pool 7% 9/15/2028	52	53
Ginnie Mae I Pool 7% 9/15/2028	42	43
Ginnie Mae I Pool 7% 9/15/2028	35	35
Ginnie Mae I Pool 7% 9/15/2028	33	33
Ginnie Mae I Pool 7% 9/15/2029	34	34
Ginnie Mae I Pool 7% 9/15/2031	1,392	1,441
Ginnie Mae I Pool 7% 9/15/2031	1,148	1,188
Ginnie Mae I Pool 7% 9/15/2031	497	514
Ginnie Mae I Pool 7% 9/15/2031	346	357
Ginnie Mae I Pool 7% 9/15/2031	326	337
Ginnie Mae I Pool 7% 9/15/2031	212	218
Ginnie Mae I Pool 7% 9/15/2031	84	86
Ginnie Mae I Pool 7% 9/15/2031	54	56
Ginnie Mae I Pool 7% 9/15/2031	49	50
Ginnie Mae I Pool 7% 9/15/2031	36	37
Ginnie Mae I Pool 7.5% 1/15/2027	23	23
Ginnie Mae I Pool 7.5% 1/15/2028	199	201
Ginnie Mae I Pool 7.5% 1/15/2031	84	88
Ginnie Mae I Pool 7.5% 1/15/2031	43	45
Ginnie Mae I Pool 7.5% 10/15/2027	703	716
Ginnie Mae I Pool 7.5% 10/15/2027	673	685
Ginnie Mae I Pool 7.5% 10/15/2027	559	569
Ginnie Mae I Pool 7.5% 10/15/2027	384	388
Ginnie Mae I Pool 7.5% 10/15/2027	240	243
Ginnie Mae I Pool 7.5% 10/15/2027	236	240
Ginnie Mae I Pool 7.5% 10/15/2027	136	139
Ginnie Mae I Pool 7.5% 10/15/2027	109	110
Ginnie Mae I Pool 7.5% 10/15/2027	55	56
Ginnie Mae I Pool 7.5% 10/15/2027	55	56
Ginnie Mae I Pool 7.5% 10/15/2027	41	42
Ginnie Mae I Pool 7.5% 10/15/2027	39	40
Ginnie Mae I Pool 7.5% 10/15/2027	26	27
Ginnie Mae I Pool 7.5% 11/15/2025	24	24
Ginnie Mae I Pool 7.5% 11/15/2025	18	18
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2025	5	5
Ginnie Mae I Pool 7.5% 11/15/2025	3	2
Ginnie Mae I Pool 7.5% 11/15/2027	73	74
Ginnie Mae I Pool 7.5% 11/15/2027	61	62
Ginnie Mae I Pool 7.5% 11/15/2027	54	55
Ginnie Mae I Pool 7.5% 11/15/2029	12	13
Ginnie Mae I Pool 7.5% 12/15/2027	230	235
Ginnie Mae I Pool 7.5% 12/15/2027	218	221
Ginnie Mae I Pool 7.5% 12/15/2027	194	198
Ginnie Mae I Pool 7.5% 12/15/2027	130	133
Ginnie Mae I Pool 7.5% 12/15/2027	64	64
Ginnie Mae I Pool 7.5% 12/15/2027	34	34
Ginnie Mae I Pool 7.5% 12/15/2027	28	29
Ginnie Mae I Pool 7.5% 12/15/2027	26	27
Ginnie Mae I Pool 7.5% 12/15/2027	8	9
Ginnie Mae I Pool 7.5% 12/15/2027	9	9
Ginnie Mae I Pool 7.5% 12/15/2027	7	7
Ginnie Mae I Pool 7.5% 2/15/2026	3	2
Ginnie Mae I Pool 7.5% 2/15/2027	157	159
Ginnie Mae I Pool 7.5% 2/15/2027	44	44
Ginnie Mae I Pool 7.5% 3/15/2026	16	16
Ginnie Mae I Pool 7.5% 3/15/2026	8	8
Ginnie Mae I Pool 7.5% 3/15/2027	104	105
Ginnie Mae I Pool 7.5% 3/15/2028	3,311	3,373
Ginnie Mae I Pool 7.5% 3/15/2028	206	211
Ginnie Mae I Pool 7.5% 3/15/2031	893	935
Ginnie Mae I Pool 7.5% 4/15/2027	100	101
Ginnie Mae I Pool 7.5% 4/15/2027	85	86
Ginnie Mae I Pool 7.5% 4/15/2027	71	72
Ginnie Mae I Pool 7.5% 4/15/2027	69	69
Ginnie Mae I Pool 7.5% 4/15/2027	55	56
Ginnie Mae I Pool 7.5% 4/15/2027	48	48
Ginnie Mae I Pool 7.5% 4/15/2027	30	30
Ginnie Mae I Pool 7.5% 4/15/2027	10	10
Ginnie Mae I Pool 7.5% 4/15/2027	5	5
Ginnie Mae I Pool 7.5% 5/15/2027	121	122
Ginnie Mae I Pool 7.5% 5/15/2027	74	74
Ginnie Mae I Pool 7.5% 5/15/2027	69	70
Ginnie Mae I Pool 7.5% 5/15/2027	44	44
Ginnie Mae I Pool 7.5% 5/15/2027	5	4
Ginnie Mae I Pool 7.5% 5/15/2029	48	49
Ginnie Mae I Pool 7.5% 6/15/2027	215	218
Ginnie Mae I Pool 7.5% 6/15/2027	86	87
Ginnie Mae I Pool 7.5% 6/15/2027	52	52
Ginnie Mae I Pool 7.5% 6/15/2027	39	39
Ginnie Mae I Pool 7.5% 6/15/2027	36	37
Ginnie Mae I Pool 7.5% 6/15/2027	25	25
Ginnie Mae I Pool 7.5% 6/15/2029	16	16
Ginnie Mae I Pool 7.5% 7/15/2027	414	420
Ginnie Mae I Pool 7.5% 7/15/2027	274	276
Ginnie Mae I Pool 7.5% 7/15/2027	186	189
Ginnie Mae I Pool 7.5% 7/15/2027	154	156
Ginnie Mae I Pool 7.5% 7/15/2027	149	152
Ginnie Mae I Pool 7.5% 7/15/2027	129	131
Ginnie Mae I Pool 7.5% 7/15/2027	64	65
Ginnie Mae I Pool 7.5% 7/15/2027	25	25
Ginnie Mae I Pool 7.5% 7/15/2027	19	19
Ginnie Mae I Pool 7.5% 7/15/2028	544	557
Ginnie Mae I Pool 7.5% 7/15/2029	103	106
Ginnie Mae I Pool 7.5% 8/15/2027	231	235
Ginnie Mae I Pool 7.5% 8/15/2027	113	115
Ginnie Mae I Pool 7.5% 8/15/2027	66	67
Ginnie Mae I Pool 7.5% 8/15/2027	49	49
Ginnie Mae I Pool 7.5% 8/15/2027	40	40
Ginnie Mae I Pool 7.5% 8/15/2027	29	30
Ginnie Mae I Pool 7.5% 8/15/2027	14	15
Ginnie Mae I Pool 7.5% 8/15/2028	392	403
Ginnie Mae I Pool 7.5% 8/15/2028	320	329
Ginnie Mae I Pool 7.5% 8/15/2028	95	97
Ginnie Mae I Pool 7.5% 8/15/2028	92	95
Ginnie Mae I Pool 7.5% 8/15/2028	35	35
Ginnie Mae I Pool 7.5% 8/15/2029	78	81
Ginnie Mae I Pool 7.5% 9/15/2027	294	299
Ginnie Mae I Pool 7.5% 9/15/2027	45	45
Ginnie Mae I Pool 7.5% 9/15/2027	35	35
Ginnie Mae I Pool 7.5% 9/15/2027	24	24
Ginnie Mae I Pool 7.5% 9/15/2027	18	18
Ginnie Mae I Pool 7.5% 9/15/2027	3	2
Ginnie Mae I Pool 7.5% 9/15/2028	325	333
Ginnie Mae I Pool 7.5% 9/15/2028	211	215
Ginnie Mae I Pool 7.5% 9/15/2031	1,581	1,644
Ginnie Mae I Pool 7.5% 9/15/2031	53	55
Ginnie Mae I Pool 8% 1/15/2028	386	393
Ginnie Mae I Pool 8% 10/15/2029	192	198
Ginnie Mae I Pool 8% 11/15/2027	58	59
Ginnie Mae I Pool 8% 12/15/2027	198	201
Ginnie Mae I Pool 8% 12/15/2027	101	102
Ginnie Mae I Pool 8% 12/15/2027	67	68
Ginnie Mae I Pool 8% 12/15/2027	63	63
Ginnie Mae I Pool 8% 4/15/2026	87	88
Ginnie Mae I Pool 8% 7/15/2027	58	59
Ginnie Mae I Pool 8% 8/15/2027	28	28
Ginnie Mae I Pool 8% 8/15/2027	21	22
Ginnie Mae I Pool 8% 9/15/2026	21	21
Ginnie Mae I Pool 8% 9/15/2029	67	68
Ginnie Mae I Pool 8.5% 1/15/2031	916	951
Ginnie Mae I Pool 8.5% 10/15/2029	15	15
Ginnie Mae I Pool 8.5% 11/15/2027	28	29
Ginnie Mae I Pool 8.5% 12/15/2029	106	109
Ginnie Mae I Pool 8.5% 7/15/2030	67	69
Ginnie Mae I Pool 8.5% 8/15/2029	58	59
Ginnie Mae II Pool 2% 1/20/2051	24,876,206	20,376,854
Ginnie Mae II Pool 2% 1/20/2052	3,519,144	2,882,088
Ginnie Mae II Pool 2% 10/1/2055 (o)	25,325,000	20,726,626
Ginnie Mae II Pool 2% 10/20/2050	17,356,679	14,214,671
Ginnie Mae II Pool 2% 11/20/2050	1,256,651	1,029,361
Ginnie Mae II Pool 2% 12/20/2050	6,064,419	4,966,128
Ginnie Mae II Pool 2% 2/20/2051	539,105	441,597
Ginnie Mae II Pool 2% 2/20/2052	1,035,098	847,719
Ginnie Mae II Pool 2% 3/20/2052	15,718,509	12,877,964
Ginnie Mae II Pool 2% 4/20/2051	478,422	391,890
Ginnie Mae II Pool 2% 9/1/2055 (o)	68,825,000	56,341,577
Ginnie Mae II Pool 2% 9/20/2050	4,021,079	3,295,044
Ginnie Mae II Pool 2.5% 12/20/2051	179,700	153,118
Ginnie Mae II Pool 2.5% 2/20/2052	10,647,746	9,074,370
Ginnie Mae II Pool 2.5% 3/20/2052	4,999,997	4,261,167
Ginnie Mae II Pool 2.5% 5/20/2052	10,619,037	9,049,903
Ginnie Mae II Pool 2.5% 7/20/2051	1,703,162	1,451,227
Ginnie Mae II Pool 2.5% 9/1/2055 (o)	48,900,000	41,652,961
Ginnie Mae II Pool 3% 1/20/2043	975,270	893,259
Ginnie Mae II Pool 3% 10/1/2055 (o)	20,050,000	17,753,525
Ginnie Mae II Pool 3% 10/20/2042	5,398	4,946
Ginnie Mae II Pool 3% 10/20/2043	78,712	71,869
Ginnie Mae II Pool 3% 12/20/2042	85,581	78,381
Ginnie Mae II Pool 3% 12/20/2046	1,359,358	1,220,981
Ginnie Mae II Pool 3% 3/20/2050	942,275	837,227
Ginnie Mae II Pool 3% 4/20/2052	6,383,905	5,657,744
Ginnie Mae II Pool 3% 5/20/2052	18,557,538	16,446,641
Ginnie Mae II Pool 3% 8/20/2042	15,462	14,177
Ginnie Mae II Pool 3% 9/1/2055 (o)	40,100,000	35,521,149
Ginnie Mae II Pool 3% 9/20/2043	7,771	7,093
Ginnie Mae II Pool 3.5% 1/20/2042	9,952	9,338
Ginnie Mae II Pool 3.5% 1/20/2044	15,010	13,971
Ginnie Mae II Pool 3.5% 10/20/2040	5,231	4,920
Ginnie Mae II Pool 3.5% 10/20/2041	8,576	8,047
Ginnie Mae II Pool 3.5% 10/20/2043	5,050	4,710
Ginnie Mae II Pool 3.5% 11/20/2041	402,086	377,369
Ginnie Mae II Pool 3.5% 11/20/2043	7,678	7,159
Ginnie Mae II Pool 3.5% 12/20/2040	2,726	2,567
Ginnie Mae II Pool 3.5% 12/20/2041	173,504	162,841
Ginnie Mae II Pool 3.5% 2/20/2043	78,578	73,462
Ginnie Mae II Pool 3.5% 2/20/2044	4,315	4,015
Ginnie Mae II Pool 3.5% 3/20/2043	96,841	90,512
Ginnie Mae II Pool 3.5% 3/20/2044	14,705	13,680
Ginnie Mae II Pool 3.5% 4/20/2043	105,224	98,321
Ginnie Mae II Pool 3.5% 4/20/2044	5,479	5,095
Ginnie Mae II Pool 3.5% 5/20/2043	997,481	927,821
Ginnie Mae II Pool 3.5% 5/20/2046	48,871	45,101
Ginnie Mae II Pool 3.5% 5/20/2046	14,117	13,028
Ginnie Mae II Pool 3.5% 6/20/2043	196,920	183,901
Ginnie Mae II Pool 3.5% 7/20/2043	6,478	6,051
Ginnie Mae II Pool 3.5% 8/20/2043	7,182	6,703
Ginnie Mae II Pool 3.5% 9/20/2040	12,806	12,044
Ginnie Mae II Pool 3.5% 9/20/2043	1,163,231	1,084,996
Ginnie Mae II Pool 4% 1/20/2041	7,254	7,031
Ginnie Mae II Pool 4% 1/20/2042	52,446	50,733
Ginnie Mae II Pool 4% 10/20/2040	56,147	54,433
Ginnie Mae II Pool 4% 10/20/2041	936,632	906,484
Ginnie Mae II Pool 4% 11/20/2040	704,663	683,072
Ginnie Mae II Pool 4% 11/20/2041	31,092	30,081
Ginnie Mae II Pool 4% 2/20/2041	15,034	14,570
Ginnie Mae II Pool 4% 3/20/2041	59,011	57,187
Ginnie Mae II Pool 4% 4/20/2042	188,262	182,012
Ginnie Mae II Pool 4% 4/20/2043	2,606	2,518
Ginnie Mae II Pool 4% 6/20/2042	4,400	4,252
Ginnie Mae II Pool 4% 8/20/2041	7,465	7,226
Ginnie Mae II Pool 4% 8/20/2043	69,362	66,870
Ginnie Mae II Pool 4% 9/20/2040	255,175	247,374
Ginnie Mae II Pool 4.5% 1/20/2041	65,014	64,676
Ginnie Mae II Pool 4.5% 10/1/2055 (o)	675,000	649,587
Ginnie Mae II Pool 4.5% 10/20/2035	1,882	1,877
Ginnie Mae II Pool 4.5% 10/20/2039	9,598	9,415
Ginnie Mae II Pool 4.5% 10/20/2040	135,184	132,584
Ginnie Mae II Pool 4.5% 10/20/2040	13,782	13,712
Ginnie Mae II Pool 4.5% 11/20/2040	56,681	55,537
Ginnie Mae II Pool 4.5% 11/20/2040	13,798	13,727
Ginnie Mae II Pool 4.5% 11/20/2054	17,221,041	16,594,286
Ginnie Mae II Pool 4.5% 12/20/2039	53,569	52,561
Ginnie Mae II Pool 4.5% 12/20/2040	29,470	28,878
Ginnie Mae II Pool 4.5% 2/20/2041	231,546	230,332
Ginnie Mae II Pool 4.5% 2/20/2041	2,648	2,595
Ginnie Mae II Pool 4.5% 3/20/2036	4,787	4,774
Ginnie Mae II Pool 4.5% 3/20/2041	15,216	15,136
Ginnie Mae II Pool 4.5% 3/20/2055	3,969,086	3,821,841
Ginnie Mae II Pool 4.5% 4/20/2040	25,369	24,873
Ginnie Mae II Pool 4.5% 4/20/2041	141,025	140,279
Ginnie Mae II Pool 4.5% 4/20/2055	695,558	669,754
Ginnie Mae II Pool 4.5% 5/20/2040	16,043	15,965
Ginnie Mae II Pool 4.5% 5/20/2041	602,089	598,877
Ginnie Mae II Pool 4.5% 6/20/2033	2,223	2,218
Ginnie Mae II Pool 4.5% 6/20/2039	10,576	10,381
Ginnie Mae II Pool 4.5% 6/20/2040	24,690	24,227
Ginnie Mae II Pool 4.5% 6/20/2041	378,120	376,070
Ginnie Mae II Pool 4.5% 7/20/2039	2,237	2,216
Ginnie Mae II Pool 4.5% 7/20/2040	26,548	26,415
Ginnie Mae II Pool 4.5% 7/20/2040	2,168	2,127
Ginnie Mae II Pool 4.5% 8/20/2040	4,022	4,002
Ginnie Mae II Pool 4.5% 9/20/2040	143,035	142,309
Ginnie Mae II Pool 5% 10/1/2055 (o)	23,725,000	23,453,346
Ginnie Mae II Pool 5% 12/20/2054	170,786	169,010
Ginnie Mae II Pool 5% 9/1/2055 (o)	47,450,000	46,943,765
Ginnie Mae II Pool 5% 9/20/2033	104,994	106,294
Ginnie Mae II Pool 5.5% 1/20/2055	2,158,293	2,189,306
Ginnie Mae II Pool 5.5% 10/1/2055 (o)	17,400,000	17,512,733
Ginnie Mae II Pool 5.5% 12/20/2054	2,611,457	2,657,958
Ginnie Mae II Pool 5.5% 12/20/2054	586,811	591,438
Ginnie Mae II Pool 5.5% 9/1/2055 (o)	30,800,000	31,027,221
Ginnie Mae II Pool 6% 10/1/2055 (o)	72,325,000	73,700,282
Ginnie Mae II Pool 6% 11/20/2031	2,927	3,014
Ginnie Mae II Pool 6% 12/20/2054	7,587,430	7,736,662
Ginnie Mae II Pool 6% 5/20/2032	13,803	14,246
Ginnie Mae II Pool 6% 9/1/2055 (o)	129,300,000	131,879,910
Ginnie Mae II Pool 6.5% 1/20/2032	204	211
Ginnie Mae II Pool 6.5% 11/20/2031	518	535
Ginnie Mae II Pool 6.5% 3/20/2031	655	676
Ginnie Mae II Pool 6.5% 4/20/2031	130	134
Ginnie Mae II Pool 6.5% 5/20/2055	3,006,153	3,096,377
Ginnie Mae II Pool 6.5% 6/20/2031	120	123
Ginnie Mae II Pool 6.5% 7/20/2031	149	155
Ginnie Mae II Pool 6.5% 8/20/2031	146	151
Ginnie Mae II Pool 7% 2/20/2032	3,741	3,899
Ginnie Mae II Pool 7% 3/20/2032	1,828	1,906
Uniform Mortgage Backed Securities 2% 10/1/2055 (o)	204,125,000	162,103,970
Uniform Mortgage Backed Securities 2% 9/1/2055 (o)	354,100,000	281,149,876
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (o)	18,375,000	15,256,992
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (o)	25,925,000	21,522,813
Uniform Mortgage Backed Securities 3% 9/1/2055 (o)	900,000	779,766
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (o)	40,050,000	36,171,722
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (o)	97,050,000	87,689,984
Uniform Mortgage Backed Securities 4% 10/1/2055 (o)	13,200,000	12,315,187
Uniform Mortgage Backed Securities 4% 9/1/2055 (o)	26,400,000	24,639,656
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (o)	8,700,000	8,361,855
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (o)	29,100,000	27,990,563
Uniform Mortgage Backed Securities 5% 9/1/2055 (o)	1,825,000	1,799,835
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (o)	40,925,000	41,164,796
Uniform Mortgage Backed Securities 6% 10/1/2055 (o)	7,025,000	7,171,537
Uniform Mortgage Backed Securities 6% 9/1/2055 (o)	22,550,000	23,039,759
TOTAL UNITED STATES		2,297,757,748
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,297,981,957)		2,297,757,748

U.S. Treasury Obligations - 45.4%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	34,969,746
US Treasury Bonds 2.375% 5/15/2051 (m)	2.36 to 2.40	423,629,000	263,229,161
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	154,946,449
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	125,950,813
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,012,000	18,890,767
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	8,940,000	8,121,082
US Treasury Bonds 4.25% 2/15/2054	4.51 to 4.78	116,000,000	103,783,750
US Treasury Bonds 4.25% 8/15/2054	4.64 to 4.65	18,837,000	16,853,228
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	23,480,000	22,777,434
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	100,300,000	95,598,438
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	77,500,000	73,833,887
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	53,854,860
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.94	75,134,000	73,091,294
US Treasury Bonds 4.75% 8/15/2055	4.92	33,700,000	32,794,313
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	4,937,323	4,673,033
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	328,800,000	315,147,093
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	327,800,000	317,735,517
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	85,262,281
US Treasury Notes 3.875% 6/30/2030	3.99	144,000,000	145,181,249
US Treasury Notes 3.875% 8/15/2034	3.68 to 4.28	344,460,000	337,732,283
US Treasury Notes 4% 6/30/2032	4.17	53,400,000	53,675,344
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	83,500,000	83,878,359
US Treasury Notes 4.125% 5/31/2032	4.05	1,605,000	1,625,233
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	571,465,840
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	156,520,469
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	748,600,000	766,642,429
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	237,175,000	237,916,172
US Treasury Notes 4.25% 6/30/2031	4.25	129,000,000	131,978,086
US Treasury Notes 4.25% 8/15/2035	4.26	73,000,000	73,148,281
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	383,183,471
US Treasury Notes 4.625% 2/15/2035	4.53	77,200,000	79,841,691
US Treasury Notes 4.75% 2/15/2045	4.81 to 4.97	6,900,000	6,797,578
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,087,761,579)			4,831,099,631

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $178,183,225)	4.36	178,148,121	178,183,751

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	5,000,000	180,505
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	10,750,000	167,102
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	9,420,000	332,077
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	7,460,000	256,502
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,700,000	270,594
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	5,490,000	201,289
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,740,000	268,968
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,430,000	122,811
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	9,480,000	219,530

TOTAL PUT SWAPTIONS			2,019,378
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	5,000,000	148,022
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	10,750,000	334,209
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	9,420,000	322,161
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	7,460,000	262,982
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,700,000	263,285
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	5,490,000	178,874
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,740,000	271,050
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,430,000	116,248
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	9,480,000	292,622

TOTAL CALL SWAPTIONS			2,189,453
TOTAL PURCHASED SWAPTIONS (Cost $5,037,195)			4,208,831

TOTAL INVESTMENT IN SECURITIES - 112.2% (Cost $12,312,624,823)	11,929,185,937
NET OTHER ASSETS (LIABILITIES) - (12.2)%	(1,294,994,784)
NET ASSETS - 100.0%	10,634,191,153

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(50,650,000)	(41,463,144)
Ginnie Mae II Pool 3% 9/1/2055	(40,100,000)	(35,521,149)
Ginnie Mae II Pool 4.5% 9/1/2055	(675,000)	(649,903)
Ginnie Mae II Pool 5% 9/1/2055	(47,450,000)	(46,943,765)
Ginnie Mae II Pool 5.5% 9/1/2055	(30,800,000)	(31,027,221)
Ginnie Mae II Pool 6% 9/1/2055	(97,825,000)	(99,776,893)
Uniform Mortgage Backed Securities 2% 10/1/2055	(29,300,000)	(23,268,323)
Uniform Mortgage Backed Securities 2% 9/1/2055	(343,875,000)	(273,031,386)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(25,925,000)	(21,522,812)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(36,300,000)	(32,784,857)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(98,900,000)	(89,361,560)
Uniform Mortgage Backed Securities 4% 9/1/2055	(26,400,000)	(24,639,656)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(29,100,000)	(27,990,563)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(25,500,000)	(25,649,415)
Uniform Mortgage Backed Securities 6% 9/1/2055	(20,950,000)	(21,405,008)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(795,035,655)

TOTAL TBA SALE COMMITMENTS (Proceeds $790,867,437)		(795,035,655)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	763	12/31/2025	159,151,070	284,786	284,786
CBOT 5Y US Treasury Notes Contracts (United States)	2,067	12/31/2025	226,336,500	1,098,280	1,098,280
CBOT US Treasury Long Bond Contracts (United States)	82	12/19/2025	9,373,625	27,657	27,657

TOTAL PURCHASED					1,410,723

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	511	12/19/2025	57,495,484	(328,315)	(328,315)
CBOT 5Y US Treasury Notes Contracts (United States)	431	12/31/2025	47,194,500	(233,076)	(233,076)
CBOT US Treasury Ultra Bond Contracts (United States)	16	12/19/2025	1,863,000	6,968	6,968

TOTAL SOLD					(554,423)

TOTAL FUTURES CONTRACTS					856,300
The notional amount of futures purchased as a percentage of Net Assets is 3.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(28,558)	(124,964)	(153,522)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(356)	(676)	(1,032)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	36,779	(58,648)	(21,869)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	770,000	123,130	(199,969)	(76,839)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	15,991	(28,007)	(12,016)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,793	(22,172)	(9,379)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	200,000	31,982	(51,249)	(19,267)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	17,590	(27,313)	(9,723)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,991	(16,340)	(349)
CMBX BBB- Series 17 Index		12/15/2056	JPMorgan Securities LLC	(3%)	Monthly	100,000	12,610	(12,759)	(149)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	25,220	(23,870)	1,350
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	25,220	(22,641)	2,579
CMBX AAA Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	2,100,000	(1,402)	1,070	(332)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,700,000	112,993	(64,623)	48,370
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	70,758	(38,979)	31,779
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	23,586	(13,250)	10,336
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	13,293	(9,864)	3,429
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	42,365	(47,824)	(5,459)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	25,220	(32,349)	(7,129)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	11,793	(14,834)	(3,041)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	47,172	(58,589)	(11,417)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	19,940	(29,339)	(9,399)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	35,379	(43,095)	(7,716)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	12,610	(14,368)	(1,758)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	19,940	(21,572)	(1,632)

TOTAL BUY PROTECTION							722,039	(976,224)	(254,185)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	24,427	151,453	175,880
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	4,487	28,608	33,095
CMBX AAA Series 12 Index	NR	8/17/2061	JPMorgan Securities LLC	0.5%	Monthly	3,000,000	15,332	12,621	27,953
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(16,106)	31,163	15,057
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(17,449)	21,513	4,064
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(6,711)	7,495	784
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(14,764)	27,005	12,241
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	6,000,000	(80,532)	102,766	22,234

TOTAL SELL PROTECTION							(91,316)	382,624	291,308
TOTAL CREDIT DEFAULT SWAPS							630,723	(593,600)	37,123

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2030	1,790,000	(27,125)	0	(27,125)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	20,456,000	(225,371)	0	(225,371)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	126,058,000	(1,122,560)	0	(1,122,560)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	75,397,000	(354,531)	0	(354,531)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	41,240,000	(475,563)	0	(475,563)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	20,485,000	(136,242)	0	(136,242)
TOTAL INTEREST RATE SWAPS							(2,341,392)	0	(2,341,392)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,007,062,822 or 18.9% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Principal Only Strips represent the right to receive the monthly principal payments.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Level 3 security
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $7,175,867.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,684,369.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $217,086.

(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $545,137.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	319,736,009	3,608,278,966	3,749,831,224	10,487,662	-	-	178,183,751	178,148,121	0.3%
Fidelity Securities Lending Cash Central Fund	-	1,238,387,239	1,238,387,239	54,241	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	149,462,962	9,139,180	-	9,135,735	-	2,313,102	160,915,244	1,799,947	62.0%
Total	469,198,971	4,855,805,385	4,988,218,463	19,677,638	-	2,313,102	339,098,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,037,803,036	-	1,037,803,036	-

Bank Notes
Financials	5,574,649	-	5,574,649	-

Collateralized Mortgage Obligations	181,029,814	-	181,029,780	34

Commercial Mortgage Securities	669,711,887	-	667,707,805	2,004,082

Fixed-Income Funds	160,915,244	160,915,244	-	-

Municipal Securities
General Obligations	3,918,074	-	3,918,074	-

Non-Convertible Corporate Bonds
Communication Services	194,174,323	-	194,174,323	-
Consumer Discretionary	130,927,412	-	130,927,412	-
Consumer Staples	41,645,555	-	41,645,555	-
Energy	262,357,573	-	262,357,573	-
Financials	1,084,343,445	-	1,084,343,445	-
Health Care	156,827,565	-	156,827,565	-
Industrials	97,540,375	-	97,540,375	-
Information Technology	92,775,834	-	92,775,834	-
Materials	28,600,024	-	28,600,024	-
Real Estate	356,551,275	-	356,551,275	-
Utilities	105,046,112	-	105,046,112	-

Preferred Securities
Financials	8,193,779	-	8,193,779	-

U.S. Government Agency - Mortgage Securities	2,297,757,748	-	2,297,757,748	-

U.S. Treasury Obligations	4,831,099,631	-	4,831,099,631	-

Money Market Funds	178,183,751	178,183,751	-	-

Purchased Swaptions	4,208,831	-	4,208,831	-
Total Investments in Securities:	11,929,185,937	339,098,995	11,588,082,826	2,004,116
Derivative Instruments:

Assets
Futures Contracts	1,417,691	1,417,691	-	-
Swaps	796,601	-	796,601	-
Total Assets	2,214,292	1,417,691	796,601	-

Liabilities
Futures Contracts	(561,391)	(561,391)	-	-
Swaps	(2,507,270)	-	(2,507,270)	-
Total Liabilities	(3,068,661)	(561,391)	(2,507,270)	-
Total Derivative Instruments:	(854,369)	856,300	(1,710,669)	-
Other Financial Instruments:

TBA Sale Commitments	(795,035,655)	-	(795,035,655)	-
Total Other Financial Instruments:	(795,035,655)	-	(795,035,655)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	796,601	(165,878)
Total Credit Risk	796,601	(165,878)
Interest Rate Risk
Futures Contracts (b)	1,417,691	(561,391)
Purchased Swaptions (c)	4,208,831	-
Swaps (d)	-	(2,341,392)
Total Interest Rate Risk	5,626,522	(2,902,783)
Total Value of Derivatives	6,423,123	(3,068,661)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,966,306,449)	$11,590,086,942
Fidelity Central Funds (cost $346,318,374)	339,098,995

Total Investment in Securities (cost $12,312,624,823)		$11,929,185,937
Receivable for investments sold		2,506,817
Receivable for TBA sale commitments		790,867,437
Receivable for fund shares sold		14,484,259
Interest receivable		89,970,209
Distributions receivable from Fidelity Central Funds		644,517
Receivable for daily variation margin on futures contracts		133,909
Receivable for daily variation margin on centrally cleared swaps		48,870
Bi-lateral OTC swaps, at value		796,601
Receivable from investment adviser for expense reductions		58,079
Other receivables		10,258
Total assets		12,828,706,893
Liabilities
Payable for investments purchased
Regular delivery	$139,219,394
Delayed delivery	1,239,671,055
TBA sale commitments, at value	795,035,655
Payable for fund shares redeemed	7,416,523
Distributions payable	8,952,892
Bi-lateral OTC swaps, at value	165,878
Accrued management fee	2,478,072
Distribution and service plan fees payable	74,110
Other affiliated payables	1,491,343
Other payables and accrued expenses	10,818
Total liabilities		2,194,515,740
Net Assets		$10,634,191,153
Net Assets consist of:
Paid in capital		$11,830,051,150
Total accumulated earnings (loss)		(1,195,859,997)
Net Assets		$10,634,191,153

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($239,726,648 ÷ 33,009,493 shares)(a)		$7.26
Maximum offering price per share (100/96.00 of $7.26)		$7.56
Class M :
Net Asset Value and redemption price per share ($32,727,496 ÷ 4,503,884 shares)(a)		$7.27
Maximum offering price per share (100/96.00 of $7.27)		$7.57
Class C :
Net Asset Value and offering price per share ($21,815,950 ÷ 2,999,716 shares)(a)		$7.27
Investment Grade Bond :
Net Asset Value, offering price and redemption price per share ($5,885,541,060 ÷ 809,820,127 shares)		$7.27
Class I :
Net Asset Value, offering price and redemption price per share ($2,351,547,664 ÷ 323,179,771 shares)		$7.28
Class Z :
Net Asset Value, offering price and redemption price per share ($2,102,832,335 ÷ 288,779,003 shares)		$7.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$1,171,138
Interest		441,675,968
Income from Fidelity Central Funds (including $54,241 from security lending)		19,677,638
Total income		462,524,744
Expenses
Management fee	$29,467,922
Transfer agent fees	10,673,720
Distribution and service plan fees	869,793
Fund wide operations fee	7,079,550
Independent trustees' fees and expenses	26,190
Total expenses before reductions	48,117,175
Expense reductions	(861,512)
Total expenses after reductions		47,255,663
Net Investment income (loss)		415,269,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(55,277,391)
Futures contracts	3,556,278
Swaps	4,295,364
Written options	228,915
Total net realized gain (loss)		(47,196,834)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(33,189,321)
Fidelity Central Funds	2,313,102
Futures contracts	663,055
Swaps	(662,726)
Written options	(38,384)
TBA sale commitments	5,483,468
Total change in net unrealized appreciation (depreciation)		(25,430,806)
Net gain (loss)		(72,627,640)
Net increase (decrease) in net assets resulting from operations		$342,641,441
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$415,269,081	$368,231,426
Net realized gain (loss)	(47,196,834)	(148,739,722)
Change in net unrealized appreciation (depreciation)	(25,430,806)	470,545,815
Net increase (decrease) in net assets resulting from operations	342,641,441	690,037,519
Distributions to shareholders	(411,542,906)	(360,013,704)

Share transactions - net increase (decrease)	(174,233,780)	1,868,182,761
Total increase (decrease) in net assets	(243,135,245)	2,198,206,576

Net Assets
Beginning of period	10,877,326,398	8,679,119,822
End of period	$10,634,191,153	$10,877,326,398

Financial Highlights
Fidelity Advisor® Investment Grade Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.31	$7.05	$7.34	$8.48	$8.76
Income from Investment Operations
Net investment income (loss) A,B	.264	.262	.226	.140	.105
Net realized and unrealized gain (loss)	(.052)	.254	(.297)	(1.142)	(.031)
Total from investment operations	.212	.516	(.071)	(1.002)	.074
Distributions from net investment income	(.262)	(.256)	(.219)	(.134)	(.101)
Distributions from net realized gain	-	-	-	(.004)	(.253)
Total distributions	(.262)	(.256)	(.219)	(.138)	(.354)
Net asset value, end of period	$7.26	$7.31	$7.05	$7.34	$8.48
Total Return C,D	2.99%	7.51%	(.95)%	(11.91)%	.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.75%	.75%
Expenses net of all reductions, if any	.75%	.75%	.76%	.75%	.75%
Net investment income (loss)	3.68%	3.71%	3.17%	1.76%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$239,727	$203,341	$177,680	$162,128	$209,424
Portfolio turnover rate G	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.31	$7.05	$7.34	$8.48	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.265	.263	.226	.140	.106
Net realized and unrealized gain (loss)	(.043)	.253	(.296)	(1.142)	(.041)
Total from investment operations	.222	.516	(.070)	(1.002)	.065
Distributions from net investment income	(.262)	(.256)	(.220)	(.134)	(.102)
Distributions from net realized gain	-	-	-	(.004)	(.253)
Total distributions	(.262)	(.256)	(.220)	(.138)	(.355)
Net asset value, end of period	$7.27	$7.31	$7.05	$7.34	$8.48
Total Return C,D	3.13%	7.51%	(.95)%	(11.91)%	.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.74%
Expenses net of all reductions, if any	.75%	.75%	.75%	.75%	.74%
Net investment income (loss)	3.68%	3.71%	3.17%	1.76%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$32,727	$30,761	$28,533	$27,331	$34,264
Portfolio turnover rate G	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.32	$7.06	$7.35	$8.49	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.210	.208	.171	.079	.040
Net realized and unrealized gain (loss)	(.053)	.254	(.296)	(1.142)	(.031)
Total from investment operations	.157	.462	(.125)	(1.063)	.009
Distributions from net investment income	(.207)	(.202)	(.165)	(.073)	(.036)
Distributions from net realized gain	-	-	-	(.004)	(.253)
Total distributions	(.207)	(.202)	(.165)	(.077)	(.289)
Net asset value, end of period	$7.27	$7.32	$7.06	$7.35	$8.49
Total Return C,D	2.21%	6.68%	(1.71)%	(12.57)%	.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.52%	1.52%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.53%	1.52%
Expenses net of all reductions, if any	1.52%	1.52%	1.53%	1.53%	1.52%
Net investment income (loss)	2.91%	2.94%	2.39%	.99%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$21,816	$26,045	$19,068	$22,043	$34,774
Portfolio turnover rate G	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Investment Grade Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.31	$7.05	$7.35	$8.48	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.286	.284	.248	.164	.131
Net realized and unrealized gain (loss)	(.042)	.254	(.307)	(1.132)	(.041)
Total from investment operations	.244	.538	(.059)	(.968)	.090
Distributions from net investment income	(.284)	(.278)	(.241)	(.158)	(.127)
Distributions from net realized gain	-	-	-	(.004)	(.253)
Total distributions	(.284)	(.278)	(.241)	(.162)	(.380)
Net asset value, end of period	$7.27	$7.31	$7.05	$7.35	$8.48
Total Return C	3.44%	7.83%	(.78)%	(11.52)%	1.07%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.98%	4.01%	3.47%	2.06%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$5,885,541	$6,053,745	$5,336,825	$5,715,468	$6,909,670
Portfolio turnover rate F	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.32	$7.06	$7.35	$8.49	$8.78
Income from Investment Operations
Net investment income (loss) A,B	.283	.281	.243	.161	.127
Net realized and unrealized gain (loss)	(.043)	.253	(.295)	(1.143)	(.041)
Total from investment operations	.240	.534	(.052)	(.982)	.086
Distributions from net investment income	(.280)	(.274)	(.238)	(.154)	(.123)
Distributions from net realized gain	-	-	-	(.004)	(.253)
Total distributions	(.280)	(.274)	(.238)	(.158)	(.376)
Net asset value, end of period	$7.28	$7.32	$7.06	$7.35	$8.49
Total Return C	3.39%	7.77%	(.69)%	(11.67)%	1.03%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.49%	.49%
Expenses net of all reductions, if any	.50%	.50%	.50%	.49%	.49%
Net investment income (loss)	3.93%	3.96%	3.42%	2.02%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$2,351,548	$2,175,539	$1,633,979	$1,194,063	$1,548,151
Portfolio turnover rate F	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.33	$7.07	$7.36	$8.50	$8.78
Income from Investment Operations
Net investment income (loss) A,B	.293	.290	.254	.170	.138
Net realized and unrealized gain (loss)	(.052)	.255	(.296)	(1.141)	(.030)
Total from investment operations	.241	.545	(.042)	(.971)	.108
Distributions from net investment income	(.291)	(.285)	(.248)	(.165)	(.135)
Distributions from net realized gain	-	-	-	(.004)	(.253)
Total distributions	(.291)	(.285)	(.248)	(.169)	(.388)
Net asset value, end of period	$7.28	$7.33	$7.07	$7.36	$8.50
Total Return C	3.39%	7.91%	(.54)%	(11.53)%	1.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.07%	4.10%	3.56%	2.15%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$2,102,832	$2,387,895	$1,483,035	$1,628,245	$1,298,452
Portfolio turnover rate F	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$10,215

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,519,865
Gross unrealized depreciation	(472,412,078)
Net unrealized appreciation (depreciation)	$(376,892,213)
Tax Cost	$12,300,201,275

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$401,897
Capital loss carryforward	$(816,057,946)
Net unrealized appreciation (depreciation) on securities and other investments	$(380,203,948)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(359,214,717)
Long-term	(456,843,229)
Total capital loss carryforward	$(816,057,946)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$411,542,906	$ 360,013,704

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Fund
Credit Risk
Swaps	(295,841)	285,949
Total Credit Risk	(295,841)	285,949
Interest Rate Risk
Futures Contracts	3,556,278	663,055
Purchased Options	(711,748)	(674,448)
Written Options	228,915	(38,384)
Swaps	4,591,205	(948,675)
Total Interest Rate Risk	7,664,650	(998,452)
Totals	7,368,809	(712,503)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	12,072,036,618	11,953,121,408
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	543,738	44,745
Class M	- %	.25%	80,323	190
Class C	.75%	.25%	245,732	75,630
			869,793	120,565

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	29,585
Class M	2,822
Class C A	848
33,255

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	329,215.15
Class M	46,839.15
Class C	41,223.17
Investment Grade Bond	5,844,089.10
Class I	3,364,899.15
Class Z	1,047,455.05
	10,673,720

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Fund	5,415	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	842,179

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $19,333.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$7,924,348	$6,695,113
Class M	1,171,863	1,051,332
Class C	706,648	645,274
Investment Grade Bond	230,326,294	207,747,949
Class I	87,075,848	70,690,016
Class Z	84,337,905	73,184,020
Total	$411,542,906	$360,013,704
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Investment Grade Bond Fund
Class A
Shares sold	12,279,483	10,023,199	$88,299,779	$70,931,289
Reinvestment of distributions	1,063,061	909,225	7,658,145	6,433,011
Shares redeemed	(8,166,694)	(8,310,097)	(58,643,771)	(58,780,201)
Net increase (decrease)	5,175,850	2,622,327	$37,314,153	$18,584,099
Class M
Shares sold	1,015,837	820,023	$7,316,673	$5,828,540
Reinvestment of distributions	159,317	144,942	1,148,344	1,025,687
Shares redeemed	(879,456)	(803,060)	(6,318,003)	(5,660,900)
Net increase (decrease)	295,698	161,905	$2,147,014	$1,193,327
Class C
Shares sold	840,828	1,880,450	$6,068,799	$13,445,393
Reinvestment of distributions	89,680	86,043	646,747	610,242
Shares redeemed	(1,490,742)	(1,108,167)	(10,707,908)	(7,839,279)
Net increase (decrease)	(560,234)	858,326	$(3,992,362)	$6,216,356
Investment Grade Bond
Shares sold	268,782,506	359,305,439	$1,935,413,559	$2,545,330,433
Reinvestment of distributions	25,648,116	23,768,632	184,916,107	168,275,877
Shares redeemed	(312,643,356)	(311,726,699)	(2,248,588,652)	(2,170,831,445)
Net increase (decrease)	(18,212,734)	71,347,372	$(128,258,986)	$542,774,865
Class I
Shares sold	132,208,719	179,652,744	$952,652,400	$1,271,944,208
Reinvestment of distributions	11,254,680	9,026,011	81,235,861	64,030,853
Shares redeemed	(117,503,044)	(122,859,761)	(843,878,502)	(867,650,905)
Net increase (decrease)	25,960,355	65,818,994	$190,009,759	$468,324,156
Class Z
Shares sold	124,087,143	178,719,734	$895,157,831	$1,272,641,298
Reinvestment of distributions	5,306,021	5,302,753	38,369,195	37,700,671
Shares redeemed	(166,602,214)	(67,904,269)	(1,204,980,384)	(479,252,011)
Net increase (decrease)	(37,209,050)	116,118,218	$(271,453,358)	$831,089,958
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $340,567,320 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $408,498,183 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703610.128
IGB-ANN-1025
Fidelity® Tactical Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Tactical Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 5.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	141,525	137,627
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	253,361	245,930
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		383,557
UNITED STATES - 4.3%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	111,909	107,055
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	166,756	157,018
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	240,625	212,773
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	923,875	844,772
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	483,750	450,665
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	27,790	28,593
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	52,603	53,424
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	31,760	32,510
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	42,678	42,386
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	43,670	43,640
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,813	24,840
TOTAL UNITED STATES		1,997,676
TOTAL ASSET-BACKED SECURITIES (Cost $2,321,603)		2,381,233

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	70,000	69,956
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	99,833	100,052
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	189,000	189,295
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	7,000	7,013
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.8631% 2/15/2035 (b)(c)(d)	145,000	144,864
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 6.1131% 2/15/2035 (b)(c)(d)	94,000	93,765
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	100,000	93,425
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	100,000	91,375
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	100,000	90,915
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	6,501	6,505
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	80,000	80,050
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	85,559
TOTAL UNITED STATES		1,052,774
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,068,037)		1,052,774

Fixed-Income Funds - 37.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	62,229	5,980,239
Fidelity High Income Central Fund (e)	49,686	5,473,893
Fidelity International Credit Central Fund (e)	68,615	5,710,837
TOTAL FIXED-INCOME FUNDS (Cost $17,427,615)		17,164,969

Foreign Government and Government Agency Obligations - 4.5%
		Principal Amount (a)	Value ($)
BRAZIL - 1.2%
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		140,000	115,640
Brazilian Federative Republic 10% 1/1/2027	BRL	1,000,000	176,149
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	262,207
TOTAL BRAZIL			553,996
COLOMBIA - 0.9%
Colombian Republic 8% 11/14/2035		200,000	210,250
Colombian Republic 8.75% 11/14/2053		200,000	211,600
TOTAL COLOMBIA			421,850
DOMINICAN REPUBLIC - 1.1%
Dominican Republic 4.875% 9/23/2032 (b)		270,000	255,015
Dominican Republic 5.5% 2/22/2029 (b)		250,000	252,075
TOTAL DOMINICAN REPUBLIC			507,090
JAPAN - 1.3%
Japan Government 0.1% 12/20/2025	JPY	85,800,000	583,175
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,127,605)			2,066,111

Municipal Securities - 1.2%
	Principal Amount (a)	Value ($)
Illinois - 1.2%
General Obligations - 1.2%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	59,441
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	520,000	514,495
		573,936
TOTAL MUNICIPAL SECURITIES (Cost $574,472)		573,936

Non-Convertible Corporate Bonds - 9.4%
	Principal Amount (a)	Value ($)
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	310,000	288,456
Millicom International Cellular SA 6.25% 3/25/2029 (b)	72,000	72,382

TOTAL GUATEMALA		360,838
ISRAEL - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	205,665
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,423

TOTAL ISRAEL		410,088
MEXICO - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	554,314
UNITED STATES - 6.5%
Communication Services - 0.9%
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	250,000	160,997
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	106,407
Sirius XM Radio LLC 4.125% 7/1/2030 (b)	140,000	130,173
		397,577
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	4,000	4,254
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	12,000	12,703
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,118
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	6,000	6,207
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,000	4,224
MPLX LP 5% 3/1/2033	100,000	99,048
MPLX LP 5.65% 3/1/2053	100,000	90,742
Targa Resources Corp 4.2% 2/1/2033	130,000	122,532
Targa Resources Corp 4.95% 4/15/2052	130,000	107,540
		450,368
Financials - 1.3%
Banks - 0.5%
Bank of America Corp 2.299% 7/21/2032 (d)	280,000	247,098
Consumer Finance - 0.8%
Capital One Financial Corp 5.468% 2/1/2029 (d)	18,000	18,477
Capital One Financial Corp 5.817% 2/1/2034 (d)	32,000	33,309
Capital One Financial Corp 7.624% 10/30/2031 (d)	32,000	36,307
Ford Motor Credit Co LLC 3.375% 11/13/2025	250,000	249,178
		337,271
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,511
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,683
Corebridge Financial Inc 4.4% 4/5/2052	6,000	4,791
		14,985
TOTAL FINANCIALS		599,354

Health Care - 1.4%
Health Care Providers & Services - 1.4%
Centene Corp 4.625% 12/15/2029	120,000	115,573
Prime Healthcare Foundation Inc 7% 12/1/2027	294,000	305,008
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	252,073
		672,654
Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co 6.259% 5/1/2027	9,000	9,261
Boeing Co 6.298% 5/1/2029	12,000	12,743
Boeing Co 6.388% 5/1/2031	9,000	9,775
Boeing Co 6.528% 5/1/2034	10,000	10,951
Boeing Co 6.858% 5/1/2054	14,000	15,352
Boeing Co 7.008% 5/1/2064	14,000	15,512
		73,594
Materials - 0.6%
Chemicals - 0.6%
Celanese US Holdings LLC 6.5% 4/15/2030	140,000	141,276
Celanese US Holdings LLC 6.75% 4/15/2033	140,000	141,010
		282,286
Real Estate - 0.6%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	22,220
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	43,348
		65,568
Office REITs - 0.4%
Highwoods Realty LP 7.65% 2/1/2034	89,000	100,709
Kilroy Realty LP 5.875% 10/15/2035	68,000	67,679
		168,388
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	30,441
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,442
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,627
		12,069
TOTAL REAL ESTATE		276,466

Utilities - 0.6%
Electric Utilities - 0.6%
DPL Inc 4.35% 4/15/2029	270,000	267,227
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	14,225
TOTAL UTILITIES		281,452

TOTAL UNITED STATES		3,033,751
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,349,976)		4,358,991

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge Inc 5.75% 7/15/2080 (d) (Cost $267,257)	250,000	251,562

U.S. Treasury Obligations - 39.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	4.05	409,000	282,033
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,588,000	1,362,827
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,589,000	4,894,960
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	1,359,400	1,216,238
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	311,000	302,545
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	3,036,000	3,004,217
US Treasury Notes 4.25% 5/15/2035	4.35	136,000	136,424
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	6,497,000	6,623,895
US Treasury Notes 4.625% 2/15/2035	4.41	300,000	310,266
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,324,921)			18,133,405

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $445,263)	4.36	445,174	445,263

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,906,749)	46,428,244
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,640)
NET ASSETS - 100.0%	46,421,604

Currency Abbreviations
BRL	-	Brazilian Real
JPY	-	Japanese Yen

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,462,614 or 9.6% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,086,370	8,977,173	9,618,280	26,587	-	-	445,263	445,174	0.0%
Fidelity Floating Rate Central Fund	5,579,905	500,698	-	500,717	-	(100,364)	5,980,239	62,229	0.3%
Fidelity High Income Central Fund	3,355,686	1,894,204	-	294,219	-	224,003	5,473,893	49,686	0.3%
Fidelity International Credit Central Fund	3,862,392	1,733,697	-	233,696	-	114,748	5,710,837	68,615	5.9%
Total	13,884,353	13,105,772	9,618,280	1,055,219	-	238,387	17,610,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,381,233	-	2,381,233	-

Commercial Mortgage Securities	1,052,774	-	1,052,774	-

Fixed-Income Funds	17,164,969	17,164,969	-	-

Foreign Government and Government Agency Obligations	2,066,111	-	2,066,111	-

Municipal Securities
General Obligations	573,936	-	573,936	-

Non-Convertible Corporate Bonds
Communication Services	758,415	-	758,415	-
Energy	1,004,682	-	1,004,682	-
Financials	599,354	-	599,354	-
Health Care	1,082,742	-	1,082,742	-
Industrials	73,594	-	73,594	-
Materials	282,286	-	282,286	-
Real Estate	276,466	-	276,466	-
Utilities	281,452	-	281,452	-

Preferred Securities
Energy	251,562	-	251,562	-

U.S. Treasury Obligations	18,133,405	-	18,133,405	-

Money Market Funds	445,263	445,263	-	-
Total Investments in Securities:	46,428,244	17,610,232	28,818,012	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,033,871)	$28,818,012
Fidelity Central Funds (cost $17,872,878)	17,610,232

Total Investment in Securities (cost $46,906,749)		$46,428,244
Cash		2
Foreign currency held at value (cost $5)		6
Receivable for fund shares sold		130,167
Interest receivable		237,230
Distributions receivable from Fidelity Central Funds		2,584
Prepaid expenses		62
Receivable from investment adviser for expense reductions		6,517
Total assets		46,804,812
Liabilities
Payable for investments purchased	$228,978
Payable for fund shares redeemed	7,867
Distributions payable	37,997
Accrued management fee	26,565
Distribution and service plan fees payable	3,960
Audit fee payable	75,341
Other payables and accrued expenses	2,500
Total liabilities		383,208
Net Assets		$46,421,604
Net Assets consist of:
Paid in capital		$49,404,284
Total accumulated earnings (loss)		(2,982,680)
Net Assets		$46,421,604

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,457,886 ÷ 501,162 shares)(a)		$8.90
Maximum offering price per share (100/96.00 of $8.90)		$9.27
Class M :
Net Asset Value and redemption price per share ($2,846,949 ÷ 320,059 shares)(a)		$8.90
Maximum offering price per share (100/96.00 of $8.90)		$9.27
Class C :
Net Asset Value and offering price per share ($2,922,235 ÷ 328,549 shares)(a)		$8.89
Fidelity Tactical Bond Fund :
Net Asset Value, offering price and redemption price per share ($17,434,248 ÷ 1,959,911 shares)		$8.90
Class I :
Net Asset Value, offering price and redemption price per share ($3,403,568 ÷ 382,646 shares)		$8.89
Class Z :
Net Asset Value, offering price and redemption price per share ($15,356,718 ÷ 1,726,220 shares)		$8.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$48,189
Interest		1,796,487
Income from Fidelity Central Funds		1,055,219
Total income		2,899,895
Expenses
Management fee	$345,121
Distribution and service plan fees	44,742
Custodian fees and expenses	1,575
Independent trustees' fees and expenses	135
Registration fees	88,817
Audit fees	98,775
Legal	45
Miscellaneous	685
Total expenses before reductions	579,895
Expense reductions	(174,538)
Total expenses after reductions		405,357
Net Investment income (loss)		2,494,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(599,435)
Forward foreign currency contracts	(2,111)
Foreign currency transactions	465
Total net realized gain (loss)		(601,081)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(463,273)
Fidelity Central Funds	238,387
Assets and liabilities in foreign currencies	855
Total change in net unrealized appreciation (depreciation)		(224,031)
Net gain (loss)		(825,112)
Net increase (decrease) in net assets resulting from operations		$1,669,426
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,494,538	$2,418,417
Net realized gain (loss)	(601,081)	(954,772)
Change in net unrealized appreciation (depreciation)	(224,031)	2,458,256
Net increase (decrease) in net assets resulting from operations	1,669,426	3,921,901
Distributions to shareholders	(2,367,163)	(2,243,473)

Share transactions - net increase (decrease)	(9,594,307)	15,313,035
Total increase (decrease) in net assets	(10,292,044)	16,991,463

Net Assets
Beginning of period	56,713,648	39,722,185
End of period	$46,421,604	$56,713,648

Financial Highlights
Fidelity Advisor® Tactical Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.394	.412	.431	.144
Net realized and unrealized gain (loss)	(.121)	.232	(.412)	(.885)
Total from investment operations	.273	.644	.019	(.741)
Distributions from net investment income	(.373)	(.384)	(.429)	(.109)
Total distributions	(.373)	(.384)	(.429)	(.109)
Net asset value, end of period	$8.90	$9.00	$8.74	$9.15
Total Return D,E,F	3.15%	7.59%	.25%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28%	1.33%	1.65%	1.97% I
Expenses net of fee waivers, if any	.95%	.95%	.95%	1.00% I
Expenses net of all reductions, if any	.95%	.95%	.95%	1.00% I
Net investment income (loss)	4.48%	4.72%	4.87%	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,458	$4,016	$3,703	$2,432
Portfolio turnover rate J	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.394	.412	.432	.144
Net realized and unrealized gain (loss)	(.121)	.232	(.413)	(.885)
Total from investment operations	.273	.644	.019	(.741)
Distributions from net investment income	(.373)	(.384)	(.429)	(.109)
Total distributions	(.373)	(.384)	(.429)	(.109)
Net asset value, end of period	$8.90	$9.00	$8.74	$9.15
Total Return D,E,F	3.15%	7.60%	.26%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.31%	1.36%	1.71%	1.97% I
Expenses net of fee waivers, if any	.95%	.95%	.95%	1.00% I
Expenses net of all reductions, if any	.95%	.95%	.95%	1.00% I
Net investment income (loss)	4.48%	4.72%	4.87%	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,847	$2,739	$2,592	$2,511
Portfolio turnover rate J	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.328	.347	.365	.104
Net realized and unrealized gain (loss)	(.131)	.232	(.402)	(.893)
Total from investment operations	.197	.579	(.037)	(.789)
Distributions from net investment income	(.307)	(.319)	(.363)	(.071)
Total distributions	(.307)	(.319)	(.363)	(.071)
Net asset value, end of period	$8.89	$9.00	$8.74	$9.14
Total Return D,E,F	2.27%	6.79%	(.38)%	(7.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.06%	2.11%	2.46%	2.71% I
Expenses net of fee waivers, if any	1.70%	1.70%	1.70%	1.75% I
Expenses net of all reductions, if any	1.70%	1.70%	1.70%	1.75% I
Net investment income (loss)	3.73%	3.97%	4.12%	1.98% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,922	$2,550	$2,362	$2,344
Portfolio turnover rate J	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Tactical Bond Fund

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.417	.433	.454	.156
Net realized and unrealized gain (loss)	(.122)	.233	(.413)	(.884)
Total from investment operations	.295	.666	.041	(.728)
Distributions from net investment income	(.395)	(.406)	(.451)	(.122)
Total distributions	(.395)	(.406)	(.451)	(.122)
Net asset value, end of period	$8.90	$9.00	$8.74	$9.15
Total Return D,E	3.41%	7.86%	.51%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.98%	.99%	1.36%	1.63% H
Expenses net of fee waivers, if any	.70%	.70%	.70%	.75% H
Expenses net of all reductions, if any	.70%	.70%	.70%	.75% H
Net investment income (loss)	4.73%	4.97%	5.12%	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,434	$24,960	$17,403	$16,048
Portfolio turnover rate I	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.420	.434	.449	.156
Net realized and unrealized gain (loss)	(.135)	.232	(.408)	(.884)
Total from investment operations	.285	.666	.041	(.728)
Distributions from net investment income	(.395)	(.406)	(.451)	(.122)
Total distributions	(.395)	(.406)	(.451)	(.122)
Net asset value, end of period	$8.89	$9.00	$8.74	$9.15
Total Return D,E	3.30%	7.86%	.50%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.10%	1.11%	1.30%	1.64% H
Expenses net of fee waivers, if any	.70%	.70%	.70%	.75% H
Expenses net of all reductions, if any	.70%	.70%	.70%	.75% H
Net investment income (loss)	4.73%	4.97%	5.12%	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,404	$8,346	$7,398	$2,924
Portfolio turnover rate I	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.425	.441	.459	.161
Net realized and unrealized gain (loss)	(.122)	.233	(.410)	(.884)
Total from investment operations	.303	.674	.049	(.723)
Distributions from net investment income	(.403)	(.414)	(.459)	(.127)
Total distributions	(.403)	(.414)	(.459)	(.127)
Net asset value, end of period	$8.90	$9.00	$8.74	$9.15
Total Return D,E	3.50%	7.95%	.59%	(7.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.96%	1.00%	1.29%	1.62% H
Expenses net of fee waivers, if any	.61%	.61%	.61%	.66% H
Expenses net of all reductions, if any	.61%	.61%	.61%	.66% H
Net investment income (loss)	4.82%	5.06%	5.21%	3.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$15,357	$14,103	$6,265	$2,620
Portfolio turnover rate I	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z shares are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities Delayed Delivery & When Issued Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities Futures	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$952,527
Gross unrealized depreciation	(1,297,387)
Net unrealized appreciation (depreciation)	$(344,860)
Tax Cost	$46,773,104

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$95,872
Capital loss carryforward	$(2,733,797)
Net unrealized appreciation (depreciation) on securities and other investments	$(344,756)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,553,792)
Long-term	(1,180,005)
Total capital loss carryforward	$(2,733,797)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$2,367,163	$2,243,473

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	6,463,490	2,876,827
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.68
Class M	.71
Class C	.71
Fidelity Tactical Bond Fund	.63
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.71
Class C	.71
Fidelity Tactical Bond Fund	.63
Class I	.71
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	10,190	6,380
Class M	-%	.25%	6,891	6,241
Class C	.75%	.25%	27,661	26,534
			44,742	39,155

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	330
Class M	14
344

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Tactical Bond Fund	77
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	13,307
Class M	.95%	9,833
Class C	1.70%	9,957
Fidelity Tactical Bond Fund	.70%	65,659
Class I	.70%	23,142
Class Z	.61%	52,284
		174,182
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $356.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$171,603	$164,500
Class M	115,824	114,817
Class C	96,075	88,417
Fidelity Tactical Bond Fund	1,043,377	974,299
Class I	265,577	378,545
Class Z	674,707	522,895
Total	$2,367,163	$2,243,473
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Tactical Bond Fund
Class A
Shares sold	98,102	34,686	$864,142	$303,606
Reinvestment of distributions	19,421	18,717	171,415	163,719
Shares redeemed	(62,722)	(30,671)	(553,101)	(266,055)
Net increase (decrease)	54,801	22,732	$482,456	$201,270
Class M
Shares sold	38,161	9,784	$335,048	$87,587
Reinvestment of distributions	13,081	13,126	115,460	114,803
Shares redeemed	(35,548)	(15,077)	(314,637)	(132,603)
Net increase (decrease)	15,694	7,833	$135,871	$69,787
Class C
Shares sold	34,576	3,879	$308,337	$33,252
Reinvestment of distributions	10,893	10,106	96,074	88,411
Shares redeemed	(346)	(796)	(3,048)	(6,811)
Net increase (decrease)	45,123	13,189	$401,363	$114,852
Fidelity Tactical Bond Fund
Shares sold	337,045	1,229,998	$2,980,840	$10,809,512
Reinvestment of distributions	96,491	97,145	851,712	849,996
Shares redeemed	(1,247,608)	(544,227)	(11,037,665)	(4,792,588)
Net increase (decrease)	(814,072)	782,916	$(7,205,113)	$6,866,920
Class I
Shares sold	96,529	142,461	$848,119	$1,237,592
Reinvestment of distributions	30,043	43,255	265,172	378,456
Shares redeemed	(671,528)	(104,496)	(5,926,747)	(915,685)
Net increase (decrease)	(544,956)	81,220	$(4,813,456)	$700,363
Class Z
Shares sold	395,037	1,023,531	$3,475,465	$8,873,684
Reinvestment of distributions	34,603	27,004	305,416	236,937
Shares redeemed	(270,646)	(200,066)	(2,376,309)	(1,750,778)
Net increase (decrease)	158,994	850,469	$1,404,572	$7,359,843
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	46%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Tactical Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from February 10, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 10, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 40.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,889,736 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,367,163 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904496.103
TBF-ANN-1025
Fidelity® SAI Total Bond Fund

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Total Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	13,747,664	13,797,829
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	4,241,000	4,255,784
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	23,693,000	23,770,595
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	13,825,000	13,873,927
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	15,994,000	16,033,985
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	13,131,000	13,179,270
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	364,000	366,567
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5755% 7/20/2037 (b)(c)(d)	250,000	251,347
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	175,000	176,524
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	12,846,000	12,882,033
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	10,479,000	10,517,521
TOTAL BAILIWICK OF JERSEY		109,105,382
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	2,538,311	2,572,037
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	4,340,955	4,394,571
TOTAL CANADA		6,966,608
GRAND CAYMAN (UK OVERSEAS TER) - 4.9%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	12,215,000	12,262,834
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	19,226,000	19,231,268
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	15,363,000	15,412,822
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	9,447,000	9,479,620
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	18,441,000	18,493,852
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	165,000	164,985
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	159,000	163,647
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	15,100,000	15,170,109
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	15,787,000	15,803,718
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	100,000	100,785
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	8,652,000	8,681,841
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	12,057,000	12,114,355
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	27,261,000	27,287,798
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 1.29% 7/17/2038 (b)(c)(d)	18,547,000	18,547,000
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	8,291,000	8,304,970
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	300,000	298,510
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	19,096,000	19,156,859
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	14,512,000	14,580,381
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	14,004,000	14,027,415
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	124,118
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (b)(c)(d)	250,000	252,779
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	12,147,000	12,124,224
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	18,661,000	18,705,432
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(g)	12,943,000	12,943,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	10,268,000	10,286,842
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	300,000	301,095
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8176% 7/15/2037 (b)(c)(d)	273,000	273,714
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	100,000	100,764
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 2.85% 3/31/2038 (b)(c)(d)(g)	265,000	265,000
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	250,000	258,624
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	9,291,000	9,315,742
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	16,076,000	16,127,942
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1685% 4/25/2037 (b)(c)(d)	250,000	253,908
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,568
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (b)(c)(d)	150,000	152,644
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	10,975,000	10,983,780
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	11,696,000	11,738,655
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	16,187,000	16,186,838
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	10,997,000	11,030,827
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	11,637,000	11,642,400
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	250,000	260,661
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	200,000	201,381
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	12,247,000	12,247,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	13,651,000	13,650,358
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% 1/28/2040 (b)(c)(d)(e)(f)	209,686	0
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	285,000	287,377
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	250,000	252,521
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	9,084,000	9,085,344
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	13,262,000	13,301,759
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	15,917,000	15,977,883
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	6,539,000	6,542,989
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	14,518,000	14,556,386
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	15,072,000	15,109,575
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	12,030,000	12,022,614
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (b)(c)(d)	150,000	150,491
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	23,424,000	23,463,821
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	12,140,000	12,198,005
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	14,290,000	14,329,912
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	400,000	403,852
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,662,918	1,617,122
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	8,865,000	8,871,338
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	12,096,000	12,130,353
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	8,699,000	8,698,443
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	6,847,000	6,864,193
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	16,420,000	16,437,931
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	15,112,000	15,111,970
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	15,620,000	15,670,234
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	8,675,000	8,683,120
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	12,120,000	12,157,330
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	15,155,000	15,195,661
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	8,410,000	8,412,523
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	7,590,000	7,608,231
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	11,245,000	11,251,174
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	10,754,000	10,786,036
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	14,497,000	14,539,592
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (b)(c)(d)	200,000	201,994
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	11,119,000	11,123,815
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	15,208,000	15,221,642
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	200,000	200,504
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (b)(c)(d)	250,000	253,081
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	14,355,000	14,381,585
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	12,152,000	12,185,126
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.8255% 4/20/2038 (b)(c)(d)	346,000	353,459
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	20,095,000	20,139,008
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (b)(c)(d)	400,000	401,878
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	12,973,000	13,001,541
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	13,866,000	13,911,148
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	7,918,000	7,929,877
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	10,862,000	10,888,036
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	17,577,000	17,627,007
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	932,000	934,401
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0755% 4/20/2037 (b)(c)(d)	250,000	252,089
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	10,810,000	10,806,757
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	4,722,000	4,733,593
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	177,000	178,420
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	200,000	201,918
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	500,000	504,292
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	12,221,000	12,223,762
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	250,000	250,061
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	6,118,715	6,126,057
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	500,000	495,385
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (b)(c)(d)	505,000	500,652
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	12,771,281	12,731,077
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	12,426,000	12,426,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	12,426,000	12,426,000
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (b)(c)(d)	200,000	200,955
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,571,080	6,360,609
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	150,000	152,112
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	6,032,000	6,053,112
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	17,526,000	17,549,134
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	7,970,000	7,978,002
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	12,284,000	12,284,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	9,996,000	10,029,806
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	10,786,000	10,825,541
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	20,142,981	20,149,870
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0828% 12/5/2036 (b)(c)(d)(e)(f)	523,196	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	3,971,861	3,963,004
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	6,919,021	6,716,086
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	934,000	734,387
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	14,644,000	14,685,281
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	10,244,000	10,284,208
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	4,156,000	4,164,237
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,055,320,354
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	4,958,500	5,033,244
MULTI-NATIONAL - 0.2%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	11,745,000	11,746,586
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	13,598,000	13,643,064
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	8,071,000	8,083,453
TOTAL MULTI-NATIONAL		33,473,103
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	8,838,561	9,159,808
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	8,024,335	8,315,989
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	7,120,886	7,297,847
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,369,861	1,356,163
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	440,095	429,142
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	5,965,624	5,706,862
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	15,599,669	14,688,754
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	23,989,431	24,465,115
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	3,100,000	3,115,821
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (d)	800,000	801,438
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	5,900,000	5,931,925
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	9,782,189	10,027,004
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (c)(d)(e)(h)	394,813	4
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (d)	4,280,000	4,320,669
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,195,668	1,176,466
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	245,912	236,983
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	3,560,000	3,566,135
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	1,120,000	1,134,548
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (d)	3,285,000	3,364,733
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	3,100,000	3,124,813
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	11,483,724	10,823,767
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(i)	3,044,833	3,045,807
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	3,000,000	3,019,556
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,600,000	1,613,619
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	7,850,000	7,879,510
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,367,594	1,331,203
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	4,052,979	3,901,762
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	4,356,038	3,822,423
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	335,061	333,068
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	3,305,000	3,318,688
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	210,706	210,455
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	1,526,000	1,600,777
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	9,878,075	9,734,455
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	4,778,813	4,630,275
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	2,500,000	2,524,263
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	557,000	545,414
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	883	883
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	3,359,000	3,397,931
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (d)	2,800,000	2,823,615
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	2,838,491	2,848,984
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	12,756,000	12,795,135
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	1,897,674	1,902,709
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	3,132,085	3,147,631
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,714,250	1,719,315
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,575,000	1,588,175
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,360,000	1,367,315
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	420,000	418,845
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	4,700,000	4,680,779
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	26,100,000	26,220,488
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	16,605,594	16,970,196
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	1,092,585	1,093,951
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	9,570,000	9,699,309
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	2,500,000	2,514,532
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	11,583,000	11,577,209
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	487,233	469,866
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	2,236,584	2,172,292
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	320,146	294,964
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	3,655,209	3,550,049
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	7,100,000	7,138,120
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	10,054,475	10,248,095
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	7,705,000	7,837,620
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	4,800,000	4,803,261
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	3,335,402	3,358,144
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	6,583,686	6,634,300
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (d)	260,000	263,673
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (b)(c)(d)	150,000	153,560
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (d)	12,900,000	13,086,663
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	6,775,000	6,816,676
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	2,247,965	2,302,507
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	9,244,935	8,885,338
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	10,210,995	9,996,283
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,124,493	8,500,447
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	3,600,000	3,624,443
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	4,478,179	4,469,012
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	800,000	798,070
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	797,000	801,918
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	870,000	870,795
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	3,218,009	3,168,160
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	6,195,985	6,212,969
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	724,000	729,884
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	4,100,000	4,126,593
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	6,256,692	5,976,330
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	583,317	535,520
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,985,000	4,928,197
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,812,000	3,626,163
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (c)(d)	747,000	614,283
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	8,342,541	8,570,287
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8631% 5/17/2039 (b)(c)(d)	1,616,000	1,616,008
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (d)	3,946,579	3,959,507
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	10,894,673	11,209,646
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	23,258,245	23,621,321
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	12,422,130	12,715,303
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	15,058,210	14,955,308
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	19,964,138	19,950,562
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	7,425,885	7,434,207
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	1,205,000	1,266,109
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (b)(c)	6,802	7,085
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	2,632,982	2,639,652
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	525,000	520,542
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	168,000	165,101
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,081,000	1,072,140
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	1,344,000	1,335,508
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	270,000	278,652
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	582,581	582,956
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,100,000	1,130,740
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	2,913,000	3,039,868
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	5,350,000	5,371,402
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	2,500,000	2,503,039
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	9,969,973	10,121,038
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	2,324,290	2,340,783
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	8,065,229	8,128,229
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	15,900,000	16,021,220
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	4,948,902	5,133,015
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	3,449,296	3,468,981
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	4,515,673	4,517,162
TOTAL UNITED STATES		581,991,829
TOTAL ASSET-BACKED SECURITIES (Cost $1,787,034,929)		1,791,890,520

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.9843% 8/1/2029 (b)(c)(j)	1,090,378	867,189
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 12/13/2029 (b)(c)(j)	1,513,719	1,515,853
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/22/2031 (b)(c)(j)	157,165	157,424
		1,673,277
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/20/2030 (b)(c)(j)	3,220,059	3,205,987
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 11/30/2029 (b)(c)(j)	2,670,922	2,681,606
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (b)(c)(j)	1,459,601	1,410,340
		7,297,933
TOTAL CONSUMER DISCRETIONARY		8,971,210

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (b)(c)(j)	838,663	617,674
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/18/2031 (b)(c)(j)	2,174,075	2,179,054
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0579% 3/15/2030 (b)(c)(j)	1,014,510	1,007,327
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (b)(c)(j)	2,249,895	2,261,145
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.323% 3/21/2031 (b)(c)(j)	878,875	878,049
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (b)(c)(e)(j)	55,439	55,439
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.066% 1/31/2030 (b)(c)(j)	2,921,922	2,919,000
		2,974,439
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2486% 5/29/2028 (b)(c)(j)	2,766,475	2,120,503
TOTAL CANADA		21,009,401
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(c)(j)(k)	1,430,000	1,422,850
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5572% 2/4/2028 (b)(c)(j)	1,469,724	1,464,212

TOTAL FINLAND		2,887,062
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(j)	239,388	211,659
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(j)	14,911,356	13,636,435

TOTAL FRANCE		13,848,094
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (b)(c)(j)	1,843,723	1,849,697
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0047% 10/18/2029 (b)(c)(j)	1,162,275	1,164,460
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (b)(c)(j)	1,380,829	1,383,052
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.5%, 0% 11/24/2026 (b)(c)(f)(j)	1,951,189	117,071
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(c)(e)(j)	11,527	11,296
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3839% 4/9/2026 (b)(c)(e)(j)(l)	36,710	35,976
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(c)(e)(j)	53,214	52,150

TOTAL INDIA		216,493
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (b)(c)(j)	1,690,000	1,683,663
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(c)(j)	100,000	86,391
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 8.75%, 12.1772% 9/29/2028 (b)(c)(j)	1,710,487	1,267,898
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (b)(c)(f)(j)	738,266	18,457
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.0185% 2/12/2026 (b)(c)(j)	1,900,446	1,133,939
TOTAL LUXEMBOURG		2,506,685
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (b)(c)(j)	1,748,690	1,700,601
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (b)(c)(j)	8,832,038	8,828,329
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6013% 4/3/2028 (b)(c)(j)	1,662,854	1,664,933
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6112% 4/3/2028 (b)(c)(j)	1,132,829	1,134,596
		2,799,529
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(c)(j)	3,711,362	1,818,567
TOTAL NETHERLANDS		15,147,026
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5676% 1/31/2032 (b)(c)(j)	2,890,000	2,876,446
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2189% 10/16/2028 (b)(c)(j)	1,120,000	682,002

TOTAL PUERTO RICO		3,558,448
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.15%, 7.76% 11/16/2028 (b)(c)(j)	3,060,181	3,062,568
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 7.76% 11/16/2028 (b)(c)(j)	579,173	579,717

TOTAL SWEDEN		3,642,285
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(c)(j)	2,905,843	2,747,649
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 12/12/2026 (b)(c)(j)	73,456	73,273
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 12/2/2031 (b)(c)(j)	5,990,860	5,983,372
TOTAL COMMUNICATION SERVICES		6,056,645

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.9305% 7/21/2030 (b)(c)(j)	4,754,373	4,748,431
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.666% 3/29/2027 (b)(c)(j)	907,928	905,985
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (b)(c)(j)	2,028,168	2,025,632
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (b)(c)(j)	3,583,956	3,563,348
		11,243,396
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/19/2032 (b)(c)(j)(k)	1,085,000	1,087,257
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(c)(j)	3,960,760	3,975,969
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3079% 1/21/2030 (b)(c)(j)	713,213	716,778
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 10/21/2030 (b)(c)(j)	2,044,125	2,039,750
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 3/15/2032 (b)(c)(j)	3,095,000	3,087,263
TOTAL INDUSTRIALS		5,127,013

TOTAL UNITED KINGDOM		28,207,058
UNITED STATES - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (b)(c)(j)	4,039,751	2,864,184
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 9.05%, 13.6072% 3/25/2026 (b)(c)(j)	3,191,515	47,872
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 3/25/2026 (b)(c)(e)(j)	195,764	205,553
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (b)(c)(j)	1,888,390	1,976,521
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 3/25/2026 (b)(c)(j)	106,486	104,888
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(c)(j)	310,109	226,206
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (b)(c)(j)(l)	248,138	227,287
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6055% 4/3/2031 (b)(c)(j)	2,321,862	2,126,756
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8658% 7/1/2031 (b)(c)(j)	3,249,690	3,244,263
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (b)(c)(j)	3,895,000	3,910,424
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.316% 6/1/2028 (b)(c)(j)	1,202,765	1,224,114
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (b)(c)(j)	3,568,524	3,544,758
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(c)(j)	7,408,346	7,355,895
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 3/9/2027 (b)(c)(j)	1,721,809	1,661,546
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.491% 3/9/2027 (b)(c)(j)	1,462,217	1,430,735
		30,151,002
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9456% 2/10/2027 (b)(c)(j)	4,158,674	2,773,835
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (b)(c)(j)	1,657,677	1,595,100
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (b)(c)(j)	3,250,000	3,125,428
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.316% 8/30/2030 (b)(c)(j)	923,750	923,519
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6805% 8/7/2028 (b)(c)(j)	1,479,154	1,477,305
		9,895,187
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 7/8/2031 (b)(c)(j)	953,521	948,162
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (b)(c)(j)	2,407,153	2,040,062
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2906% 12/7/2030 (b)(c)(j)	807,700	806,795
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (b)(c)(j)	3,650,483	3,653,221
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(c)(j)	6,978,324	6,695,702
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(c)(j)	575,051	572,803
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8536% 6/16/2032 (b)(c)(j)	1,710,000	1,704,306
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4681% 12/1/2028 (b)(c)(j)	580,238	577,256
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 6/28/2032 (b)(c)(j)	2,075,000	2,065,268
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (b)(c)(j)	536,625	477,596
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (b)(c)(j)	654,750	654,095
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 1/31/2029 (b)(c)(j)	4,263,484	4,236,837
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.373% 3/31/2031 (b)(c)(j)	2,195,000	2,151,100
		25,635,041
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8176% 1/30/2031 (b)(c)(j)	4,298,645	4,329,552
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.07% 1/25/2031 (b)(c)(j)	1,041,813	1,045,136
		5,374,688
TOTAL COMMUNICATION SERVICES		72,004,080

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 3/3/2028 (b)(c)(j)	2,661,378	2,236,755
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/6/2030 (b)(c)(j)	2,782,878	2,781,488
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (b)(c)(j)	2,685,000	2,685,000
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.816% 3/25/2032 (b)(c)(j)	1,087,275	1,091,352
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (b)(c)(j)	1,041,449	952,925
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 1/26/2029 (b)(c)(j)	1,450,207	1,203,671
		10,951,191
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 6/3/2028 (b)(c)(j)	2,397,040	2,348,860
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5579% 11/8/2032 (b)(c)(j)	2,040,856	2,039,712
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (b)(c)(j)	31,161,470	31,223,793
		33,263,505
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 12/11/2030 (b)(c)(j)	4,952,828	4,940,446
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 5/24/2032 (b)(c)(j)	2,240,000	2,203,599
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.073% 8/1/2030 (b)(c)(j)	2,287,637	2,288,598
		9,432,643
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3512% 7/31/2028 (b)(c)(j)	3,409,302	3,409,472
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0406% 6/12/2030 (b)(c)(j)	2,138,442	2,140,217
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(j)	17,090,232	14,430,650
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(j)	1,858,566	1,858,566
		21,838,905
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6931% 2/7/2029 (b)(c)(j)	3,479,850	3,456,639
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/24/2028 (b)(c)(j)	1,882,956	1,886,100
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(c)(j)	1,984,455	1,929,883
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(c)(j)(l)	373,545	363,272
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.566% 2/6/2030 (b)(c)(j)	8,734,822	8,702,067
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.566% 2/6/2031 (b)(c)(j)	1,548,188	1,542,382
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(j)	1,933,380	1,839,379
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(j)	1,723,579	1,662,082
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (b)(c)(j)	3,419,220	3,407,116
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (b)(c)(j)	15,757,503	15,739,855
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.816% 2/12/2029 (b)(c)(j)	938,125	942,581
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 1/28/2032 (b)(c)(j)	2,627,998	2,631,704
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/26/2030 (b)(c)(j)	2,613,453	2,610,186
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.226% 12/4/2031 (b)(c)(j)	997,488	1,002,166
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 1/17/2031 (b)(c)(j)	1,628,550	1,626,009
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/2/2028 (b)(c)(j)	3,752,382	3,747,167
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0812% 11/8/2030 (b)(c)(j)	1,144,889	1,146,275
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(c)(j)	3,244,596	3,187,816
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 4/26/2030 (b)(c)(j)	2,199,488	2,168,563
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3599% 11/5/2031 (b)(c)(j)	1,965,125	1,964,300
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 4/16/2029 (b)(c)(j)	2,111,017	2,111,671
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(c)(j)	1,163,847	1,126,756
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/18/2031 (b)(c)(j)	337,450	337,240
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 7/19/2032 (b)(c)(j)	930,000	930,027
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 3/14/2031 (b)(c)(j)	3,505,625	3,501,804
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(c)(j)	9,512,870	9,140,251
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2027 (b)(c)(j)	300,000	242,751
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(c)(j)	761,206	734,564
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 8/3/2028 (b)(c)(j)	4,018,766	4,018,445
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.5579% 9/3/2029 (b)(c)(j)	1,086,310	901,636
		84,600,687
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/26/2031 (b)(c)(j)	481,363	482,806
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.61% 10/24/2031 (b)(c)(j)	2,743,990	2,747,420
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(c)(j)	2,618,836	2,363,500
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(c)(j)	5,107,224	5,089,910
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(c)(j)	1,677,256	1,670,447
		12,354,083
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 3/15/2030 (b)(c)(j)	776,593	763,003
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2181% 11/5/2027 (b)(c)(j)	763,431	760,889
At Home Group Inc Tranche A, term loan 10.3762% 10/17/2025 (c)(e)(j)(l)	29,010	29,010
At Home Group Inc Tranche A, term loan 12.3141% 10/17/2025 (c)(e)(j)	21,119	21,119
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/24/2028 (b)(c)(f)(j)	634,482	1,586
At Home Group Inc Tranche B, term loan CME Term SOFR 1 month Index + 4%, 8.2445% 10/17/2025 (b)(c)(e)(j)	131,070	131,071
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (b)(c)(j)	3,054,157	3,067,137
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8407% 6/9/2031 (b)(c)(j)	1,457,983	1,458,245
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0405% 12/4/2031 (b)(c)(j)	1,477,714	1,468,168
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(c)(j)	3,888,156	3,770,812
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(c)(j)	2,079,454	2,055,020
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(c)(e)(f)(j)	112,269	26,944
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 10/20/2028 (b)(c)(j)	2,631,294	2,521,517
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 10/20/2028 (b)(c)(j)	721,767	698,050
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/8/2028 (b)(c)(j)	2,357,548	2,226,421
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(c)(j)	5,555,896	5,083,645
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6805% 4/16/2028 (b)(c)(j)	1,580,128	1,565,180
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (b)(c)(j)	1,085,462	1,082,889
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 10/31/2029 (b)(c)(j)	3,284,673	3,285,001
		29,252,704
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.566% 2/19/2029 (b)(c)(j)	362,098	363,232
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 11/24/2028 (b)(c)(j)	380,153	378,727
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4479% 8/26/2031 (b)(c)(j)	2,663,325	2,671,661
		3,413,620
TOTAL CONSUMER DISCRETIONARY		208,219,201

Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5406% 4/1/2032 (b)(c)(j)	1,360,000	1,370,200
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (b)(c)(j)	1,913,346	1,362,302
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (b)(c)(j)	517,705	211,223
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (b)(c)(j)	1,516,291	1,512,501
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (b)(c)(j)	5,615,920	5,620,582
		10,076,808
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (b)(c)(j)	984,621	988,727
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(j)(k)	2,745,000	2,678,105
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (b)(c)(j)(k)	575,000	573,850
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (b)(c)(j)	2,582,719	2,345,445
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 11/20/2027 (b)(c)(f)(j)	2,085,901	62,577
JP Intermediate B LLC CME Term SOFR 1 month Index + 7.5%, 11.8178% 11/19/2027 secured (b)(c)(e)(j)	42,124	44,230
JP Intermediate B LLC Tranche RCF 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 11.3176% 8/12/2027 (b)(c)(e)(j)	491,038	45,945
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5358% 4/1/2029 (b)(c)(j)	1,496,907	1,458,856
		8,197,735
Food Products - 0.2%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8312% 12/23/2030 (b)(c)(j)	1,255,609	1,259,539
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 10/25/2027 (b)(c)(j)	2,498,659	2,502,307
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2028 (b)(c)(f)(j)	4,625,471	335,347
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(c)(f)(j)	772,925	367,139
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(c)(f)(j)	694,749	330,006
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(c)(j)	2,758,157	2,629,433
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(c)(j)	3,578,168	2,790,971
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 2/12/2031 (b)(c)(j)	2,226,884	2,225,370
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(c)(j)	3,790,000	3,761,575
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 8.2492% 12/31/2029 (b)(c)(j)	604,387	491,566
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (b)(c)(j)	454,321	232,839
		16,926,092
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1805% 5/17/2028 (b)(c)(j)	1,648,837	1,079,988
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7989% 2/23/2029 (b)(c)(j)	454,768	438,091
		1,518,079
TOTAL CONSUMER STAPLES		36,718,714

Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (b)(c)(j)	2,828,999	2,825,463
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1071% 7/9/2031 (b)(c)(j)	1,717,025	1,713,814
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (b)(c)(j)	4,720,509	4,714,608
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(c)(j)	689,354	689,354
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 11/19/2029 (b)(c)(j)	1,612,680	1,605,198
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (b)(c)(j)	1,002,488	1,002,488
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (b)(c)(j)	1,317,129	1,320,830
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/30/2031 (b)(c)(j)	760,000	761,900
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3658% 2/11/2030 (b)(c)(j)	1,102,238	1,102,238
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(j)	528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)	1,224,553	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(j)	15,008,650	7,147,870
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0286% 2/28/2030 (b)(c)(j)	1,108,465	1,105,971
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 8/1/2029 (b)(c)(j)	765,342	769,551
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.025%, 6.541% 5/25/2029 (b)(c)(j)	3,653,060	3,648,495
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.025%, 6.5421% 5/25/2029 (b)(c)(j)	456,940	456,368
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3612% 5/10/2029 (b)(c)(j)	618,442	620,953
		26,659,638
TOTAL ENERGY		29,485,101

Financials - 0.6%
Capital Markets - 0.1%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 6/13/2031 (b)(c)(j)	2,969,161	2,967,142
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/31/2031 (b)(c)(j)	6,171,526	6,185,660
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/17/2031 (b)(c)(j)	2,192,288	2,188,341
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/15/2031 (b)(c)(j)	2,583,551	2,581,484
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0643% 9/5/2031 (b)(c)(j)	2,748,950	2,753,458
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(c)(j)	2,801,784	2,796,545
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1989% 12/15/2031 (b)(c)(j)	3,291,326	3,279,280
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (b)(c)(j)	1,356,600	1,356,030
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/1/2028 (b)(c)(j)	1,022,828	1,023,891
		25,131,831
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (c)(e)(j)(m)	327,080	324,234
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (b)(c)(j)	6,616,792	6,618,446
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (b)(c)(j)	1,770,000	1,753,415
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0456% 9/30/2031 (b)(c)(j)	1,124,350	1,124,878
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0695% 8/3/2029 (c)(j)	200,414	125,259
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5695% 8/3/2029 (c)(j)	1,219,187	60,959
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0695% 8/3/2029 (c)(j)	380,329	237,706
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)	182,907	0
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3631% 1/9/2026 (b)(c)(e)(j)	1,993,368	1,943,534
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0579% 4/16/2029 (b)(c)(j)	1,015,026	1,020,944
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/17/2031 (b)(c)(j)	3,366,563	3,366,091
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (b)(c)(j)	4,361,215	4,351,227
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(c)(j)	1,355,000	1,351,613
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (b)(c)(j)	1,165,000	1,157,719
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(c)(j)	1,005,000	1,011,643
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 7/30/2032 (b)(c)(j)	754,386	754,620
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0687% 2/20/2030 (b)(c)(j)	1,364,173	1,370,148
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0483% 7/6/2032 (b)(c)(j)	340,000	342,693
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 6/24/2031 (b)(c)(j)	1,582,050	1,580,072
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.465% 11/21/2031 (b)(c)(j)	975,100	977,391
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(c)(j)	8,965,000	8,984,633
		38,457,225
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 6/21/2032 (b)(c)(j)	1,300,000	1,297,972
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (b)(c)(j)	14,005,254	13,983,406
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 5/31/2032 (b)(c)(j)	2,885,000	2,895,155
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 5/31/2033 (b)(c)(j)	865,000	895,275
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 1/30/2032 (b)(c)(j)	3,014,850	3,012,468
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 12/29/2031 (b)(c)(j)	1,554,570	1,553,606
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (b)(c)(j)	2,706,787	2,695,365
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 8/19/2028 (b)(c)(j)	7,441,176	7,430,684
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 9/19/2030 (b)(c)(j)	4,779,759	4,716,284
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 9/19/2030 (b)(c)(j)	2,110,000	2,084,680
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(c)(j)	9,885,000	9,603,871
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/20/2029 (b)(c)(j)	1,595,000	1,511,007
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 7/31/2027 (b)(c)(j)	985,812	985,398
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (b)(c)(j)	3,440,484	3,440,484
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (b)(c)(j)	5,932,717	5,942,625
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/15/2031 (b)(c)(j)	1,596,748	1,600,341
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (b)(c)(j)	1,020,681	1,019,241
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (b)(c)(j)	3,856,513	3,850,497
		68,518,359
TOTAL FINANCIALS		132,107,415

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.416% 11/8/2027 (b)(c)(j)	166,054	166,636
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (b)(c)(j)	2,505,000	2,505,451
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 3/30/2029 (b)(c)(j)	1,500,279	1,497,608
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/4/2031 (b)(c)(j)	3,973,608	3,994,311
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2028 (b)(c)(j)	7,234,205	7,233,482
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2030 (b)(c)(j)	1,169,437	1,169,436
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(c)(j)(k)	4,145,000	4,093,188
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2956% 5/30/2031 (b)(c)(j)	1,146,338	1,147,770
		21,807,882
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (b)(c)(j)	1,342,697	933,175
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(c)(j)	848,557	689,452
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6071% 2/11/2028 (b)(c)(j)	2,128,507	2,125,847
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/9/2031 (b)(c)(j)	1,920,488	1,924,521
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (b)(c)(j)	879,403	863,354
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(c)(j)	4,073,305	3,642,227
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 10/23/2031 (b)(c)(j)	870,461	872,098
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.146% 10/23/2031 (b)(c)(j)(l)	112,315	112,526
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 8/25/2032 (b)(c)(j)(k)	625,000	624,481
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (b)(c)(j)	975,644	978,239
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (b)(c)(j)	243,082	243,729
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 4/15/2031 (b)(c)(j)	2,262,841	2,268,498
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(c)(j)	1,019,724	446,128
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 2/21/2031 (b)(c)(j)	1,422,054	1,422,651
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 11/15/2028 (b)(c)(j)	3,101,140	3,102,753
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (b)(c)(j)	365,000	364,846
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8187% 12/4/2031 (b)(c)(j)	4,026,088	4,022,424
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(c)(j)(k)	575,000	572,367
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9681% 10/1/2029 (b)(c)(j)	145,000	129,412
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (b)(c)(j)	794,702	794,702
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8178% 10/11/2031 (b)(c)(j)	36,214	36,214
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (b)(c)(j)	605,425	607,320
		26,776,964
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.066% 2/15/2029 (b)(c)(j)	7,634,008	7,626,069
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	700,000	707,875
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1036% 3/26/2032 (b)(c)(j)	535,000	534,106
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1036% 5/1/2031 (b)(c)(j)	4,162,471	4,159,890
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/28/2029 (b)(c)(j)	2,805,896	2,795,739
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 11/26/2031 (b)(c)(j)	2,477,550	2,479,111
		18,302,790
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(c)(j)	10,480,000	10,325,734
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 8/2/2032 (b)(c)(j)	1,615,000	1,623,075
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2036% 8/1/2027 (b)(c)(j)	953,054	951,863
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 4/23/2031 (b)(c)(j)	2,501,100	2,509,229
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/5/2028 (b)(c)(j)	2,741,466	2,747,169
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5726% 5/19/2031 (b)(c)(j)	2,214,234	2,153,342
		20,310,412
TOTAL HEALTH CARE		87,198,048

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8079% 10/31/2030 (b)(c)(j)	836,566	838,063
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 1/27/2032 (b)(c)(j)	1,162,088	1,163,052
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.91% 2/26/2032 (b)(c)(j)	3,627,759	3,634,579
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1.5835% 2/26/2032 (b)(c)(j)(l)	342,241	342,885
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0642% 12/11/2031 (b)(c)(j)	1,741,322	1,743,499
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(j)(l)	109,397	109,534
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(c)(j)	3,430,000	3,430,789
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (b)(c)(j)	2,603,333	2,609,425
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/28/2031 (b)(c)(j)	355,509	355,732
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (b)(c)(j)	1,346,191	1,349,301
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (b)(c)(j)	2,081,981	2,083,292
		17,660,151
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 10/31/2031 (b)(c)(j)	1,502,914	1,505,155
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 10/31/2031 (b)(c)(j)	571,661	572,512
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.666% 11/23/2029 (b)(c)(e)(j)	780,000	772,980
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(c)(j)	690,000	686,798
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.25%, 12.6994% 10/3/2029 (b)(c)(e)(j)	347,827	334,262
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9494% 10/3/2029 (b)(c)(e)(j)	741,571	279,572
		4,151,279
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 1/3/2029 (b)(c)(j)	2,035,643	2,033,404
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/14/2029 (b)(c)(j)	565,000	565,848
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 9/8/2032 (b)(c)(j)(k)	195,000	195,000
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 11/3/2028 (b)(c)(j)	1,189,245	1,188,829
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(c)(j)	400,000	384,752
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(c)(j)	2,725,000	2,578,532
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 5/15/2031 (b)(c)(j)	495,000	438,075
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4489% 5/31/2030 (b)(c)(j)	330,000	329,415
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.566% 8/4/2031 (b)(c)(j)	1,412,838	1,409,546
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2956% 1/24/2029 (b)(c)(j)	1,544,640	1,549,783
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (b)(c)(j)	1,206,290	1,096,723
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.316% 2/20/2032 (b)(c)(j)	1,870,000	1,868,242
		13,638,149
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 12/21/2028 (b)(c)(j)	9,751,477	9,728,659
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (b)(c)(j)	8,515,000	8,539,183
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 11/1/2031 (b)(c)(j)	1,511,726	1,526,843
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (b)(c)(j)(l)	174,867	176,616
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (b)(c)(j)	2,467,891	2,080,580
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 5/31/2028 (b)(c)(j)	1,532,731	1,538,003
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(c)(j)	7,940,424	6,955,811
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.0456% 5/2/2030 (b)(c)(j)	669,938	616,342
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9579% 5/3/2029 (b)(c)(j)	1,989,380	1,666,106
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.315% 2/9/2031 (b)(c)(j)	640,027	639,631
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.316% 11/2/2029 (b)(c)(j)	2,634,884	2,630,273
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (b)(c)(j)	3,856,924	3,872,274
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/21/2028 (b)(c)(j)	2,501,157	2,511,062
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (b)(c)(j)	2,720,000	2,715,757
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (b)(c)(j)	1,975,000	1,983,374
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(c)(j)	3,003,448	3,006,692
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (b)(c)(j)	3,886,654	3,772,502
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(c)(j)	6,897,360	6,690,439
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.8138% 7/25/2030 (b)(c)(j)	2,797,138	2,798,145
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 3/19/2032 (b)(c)(j)	1,002,488	1,003,320
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6099% 11/30/2028 (b)(c)(j)	1,232,613	1,234,462
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 11/30/2028 (b)(c)(j)	95,174	95,316
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/7/2032 (b)(c)(j)(k)	1,065,000	1,067,002
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.6805% 10/19/2030 (b)(c)(j)	956,970	851,704
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4305% 4/19/2030 (b)(c)(j)	992,749	985,303
		68,685,399
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5424% 3/27/2031 (b)(c)(j)	1,158,846	1,158,429
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 11/3/2031 (b)(c)(j)	1,388,025	1,390,912
		2,549,341
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1012% 8/12/2032 (b)(c)(j)	2,537,971	2,536,219
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 7/16/2032 (b)(c)(j)	1,065,000	1,056,682
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (b)(c)(j)	1,885,750	1,876,529
		2,933,211
Machinery - 0.0%
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/13/2032 (b)(c)(j)(k)	960,000	960,000
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(c)(j)(k)	1,530,000	1,538,920
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7924% 3/15/2030 (b)(c)(j)	913,255	916,113
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 9/28/2028 (b)(c)(j)	844,642	824,227
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6036% 10/10/2031 (b)(c)(j)	970,886	973,924
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 1/2/2032 (b)(c)(j)	598,500	597,937
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.416% 3/25/2031 (b)(c)(j)	3,331,509	3,301,326
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3022% 12/3/2026 (b)(c)(e)(j)	611,204	512,067
		9,624,514
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2028 (b)(c)(j)	1,756,926	1,750,619
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (b)(c)(j)	987,525	992,156
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.5068% 6/4/2029 (b)(c)(j)	1,366,200	1,360,394
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0755% 10/20/2027 (b)(c)(j)	833,408	835,357
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (b)(c)(j)	1,798,292	1,799,191
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(j)	1,310,000	1,316,144
		8,053,861
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/12/2032 (b)(c)(j)	1,630,424	1,623,625
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 9/29/2031 (b)(c)(j)	4,097,925	4,096,122
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1013% 10/30/2031 (b)(c)(j)	995,000	995,000
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 12/29/2028 (b)(c)(j)	3,403,097	3,098,724
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0462% 9/29/2028 (b)(c)(j)	820,155	821,106
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.316% 8/16/2030 (b)(c)(j)	1,086,229	1,067,220
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/30/2031 (b)(c)(j)	589,050	588,560
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.816% 7/31/2031 (b)(c)(j)	3,354,838	3,363,225
		15,653,582
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(c)(j)	757,096	758,118
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(c)(j)	3,608,937	3,618,862
		4,376,980
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2547% 4/8/2030 (b)(c)(j)	1,875,575	1,877,919
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5047% 6/17/2030 (b)(c)(j)	817,952	821,020
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.9475% 6/17/2030 (b)(c)(j)(l)	112,048	112,468
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (b)(c)(j)	402,674	401,417
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0572% 8/10/2029 (b)(c)(j)	1,154,113	699,681
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (b)(c)(j)	2,163,573	2,160,025
		6,072,530
TOTAL INDUSTRIALS		155,935,216

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.066% 12/17/2029 (b)(c)(j)	6,570,000	6,678,799
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 7/2/2029 (b)(c)(j)	2,857,028	2,857,028
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1017% 7/12/2032 (b)(c)(j)	2,501,848	2,508,103
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 7/31/2033 (b)(c)(j)	450,000	446,625
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/30/2031 (b)(c)(j)	796,641	796,640
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 11/9/2029 (b)(c)(j)	1,219,305	1,219,415
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.5456% 8/18/2031 (b)(c)(j)	2,342,300	2,341,714
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 3/17/2032 (b)(c)(j)	1,030,000	1,031,287
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (b)(c)(j)	1,308,425	1,313,332
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6036% 5/30/2030 (b)(c)(j)	1,357,147	1,357,147
		13,871,291
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 2/3/2031 (b)(c)(j)	1,308,056	1,308,331
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(c)(j)	150,000	131,500
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(j)	4,792,133	4,571,360
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(j)	429,242	351,979
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 10/31/2030 (b)(c)(j)	1,037,400	1,030,916
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 3/20/2033 (b)(c)(j)	1,225,000	1,226,152
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 3/20/2032 (b)(c)(j)	5,062,975	5,070,721
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 6/17/2031 (b)(c)(j)	2,083,258	2,085,632
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/1/2028 (b)(c)(j)	8,086,013	6,946,128
X Corp 1LN, term loan 9.5% 10/26/2029 (j)	8,329,000	8,181,744
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(j)	5,090,890	4,972,730
		35,877,193
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.323% 8/17/2029 (b)(c)(j)	2,194,504	2,193,582
Software - 0.6%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.4458% 2/24/2031 (b)(c)(j)	3,018,178	3,012,896
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.166% 12/10/2029 (b)(c)(j)	557,364	556,807
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (b)(c)(j)	4,444,149	4,439,971
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 7/6/2029 (b)(c)(j)	1,490,000	1,243,345
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 8/13/2032 (b)(c)(j)	4,160,000	4,165,908
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (b)(c)(j)	3,323,300	3,330,910
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (b)(c)(j)	1,596,904	1,601,328
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.316% 2/19/2029 (b)(c)(j)	1,265,000	1,138,500
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4843% 7/30/2032 (b)(c)(j)	625,000	628,125
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (b)(c)(e)(j)	2,656,650	2,579,634
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (b)(c)(j)	3,581,731	3,583,987
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 11/6/2028 (b)(c)(j)	323,943	313,299
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/30/2031 (b)(c)(j)	3,436,980	3,444,198
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(j)	2,367,661	2,367,661
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 4/16/2032 (b)(c)(j)	365,000	363,175
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/12/2029 (b)(c)(j)	3,781,474	3,773,079
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2032 (b)(c)(j)	1,215,500	1,215,500
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (b)(c)(j)	1,285,000	1,288,213
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5696% 10/9/2031 (b)(c)(j)	2,977,538	2,983,136
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5696% 10/9/2032 (b)(c)(j)	790,000	791,232
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 12/31/2031 (b)(c)(j)	4,368,012	3,767,411
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 5/3/2028 (b)(c)(j)	5,694,085	5,270,217
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 2/23/2029 (b)(c)(j)	1,430,000	1,234,862
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (b)(c)(j)	5,574,882	5,479,329
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5638% 7/31/2026 (b)(c)(j)	1,888,597	1,491,992
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(j)	13,055,065	12,378,552
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(c)(j)	1,075,000	1,019,369
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (b)(c)(j)	1,385,000	1,378,948
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (b)(c)(j)	1,483,516	1,487,061
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0685% 7/16/2031 (b)(c)(j)	1,145,725	1,144,098
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (b)(c)(j)	4,053,205	4,071,485
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2216% 5/15/2028 (b)(c)(j)	4,282,669	2,154,183
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.7216% 5/15/2028 (b)(c)(j)	1,227,742	1,239,577
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (b)(c)(j)	748,125	749,411
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (b)(c)(j)	3,367,244	3,361,520
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.166% 10/2/2028 (b)(c)(j)	2,628,270	2,620,070
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/6/2032 (b)(c)(j)(k)	3,245,000	3,200,381
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.316% 4/5/2030 (b)(c)(j)	4,649,614	4,004,480
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (b)(c)(j)	1,535,298	1,536,603
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.476% 8/13/2029 (b)(c)(j)	720,781	721,776
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/9/2031 (b)(c)(j)	2,726,529	2,730,592
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.81% 2/10/2031 (b)(c)(j)	10,105,525	10,097,137
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (b)(c)(j)	2,702,421	2,700,178
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (b)(c)(j)	2,395,000	2,294,913
		118,955,049
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(c)(j)	4,861,458	4,843,227
TOTAL INFORMATION TECHNOLOGY		182,419,141

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/24/2027 (b)(c)(j)	1,053,000	997,718
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.166% 11/24/2028 (b)(c)(j)	485,000	452,989
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.416% 11/24/2027 (b)(c)(j)	3,183,988	3,078,917
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(j)(l)	52,857	52,724
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(c)(j)	418,462	316,985
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(c)(j)	202,073	201,568
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 9/30/2028 (b)(c)(j)	3,234,386	3,235,195
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.416% 9/30/2029 (b)(c)(j)	345,000	341,550
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (b)(c)(j)	1,979,838	1,853,128
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (b)(c)(j)	1,925,325	1,925,325
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/18/2028 (b)(c)(j)	2,739,191	2,732,343
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3571% 11/1/2030 (b)(c)(j)	1,718,315	1,723,144
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.375%, 8.082% 10/4/2029 (b)(c)(j)	4,427,161	4,412,418
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(c)(j)	3,748,646	3,296,484
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(c)(j)	6,566,993	6,551,955
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(c)(j)	726,471	714,440
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 3/14/2030 (b)(c)(j)	886,900	765,687
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(c)(j)	3,839,938	3,446,344
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(j)	5,533,776	5,445,568
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(c)(j)(k)	140,000	139,533
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/11/2032 (b)(c)(j)(k)	2,560,000	2,552,013
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(j)	1,642,260	1,644,773
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(c)(j)	1,836,868	1,740,432
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.816% 9/30/2031 (b)(c)(j)	911,081	909,378
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(c)(j)(l)	94,341	94,164
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1946% 3/16/2027 (b)(c)(j)	1,520,000	1,518,100
		50,142,875
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4666% 2/12/2032 (b)(c)(j)	1,165,000	1,165,000
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 2/10/2032 (b)(c)(j)	4,269,300	4,266,653
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.323% 4/2/2029 (b)(c)(j)	155,551	155,940
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 3/24/2028 (b)(c)(j)	1,423,644	1,425,423
		7,013,016
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 7/30/2031 (b)(c)(j)	3,301,008	3,281,136
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.59% 6/9/2031 (b)(c)(j)	3,722,435	3,731,146
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (b)(c)(j)	9,537,084	9,523,924
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 4/1/2032 (b)(c)(j)	4,014,811	4,009,632
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.3794% 4/1/2032 (b)(c)(j)(l)	70,189	70,098
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 8/4/2027 (b)(c)(j)	2,997,588	2,998,458
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 5/1/2031 (b)(c)(j)	1,426,078	1,426,977
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.816% 4/21/2031 (b)(c)(j)	444,386	447,349
		25,488,720
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/23/2032 (b)(c)(j)(k)	1,445,000	1,444,639
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(c)(j)	2,250,910	1,778,692
		3,223,331
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/23/2031 (b)(c)(j)	1,069,593	1,069,325
TOTAL MATERIALS		86,937,267

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8143% 8/21/2030 (b)(c)(j)	775,695	775,695
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (b)(c)(j)	2,264,874	2,266,709
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 12/20/2030 (b)(c)(j)	1,491,846	1,493,293
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6036% 1/27/2031 (b)(c)(j)	4,278,376	4,277,648
		8,037,650
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/30/2031 (b)(c)(j)	2,086,694	2,082,354
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 7/31/2030 (b)(c)(j)	1,054,675	1,054,359
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.565% 2/26/2032 (b)(c)(j)	1,441,938	1,445,240
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.566% 6/4/2032 (b)(c)(j)	856,048	841,778
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.3224% 6/4/2032 (b)(c)(j)(l)	108,952	107,135
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(c)(j)	4,265,281	4,293,731
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 12/13/2031 (b)(c)(j)	681,575	683,278
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1805% 3/24/2028 (b)(c)(j)	1,612,637	1,610,912
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1805% 3/27/2028 (b)(c)(j)	1,231,913	1,236,532
		13,355,319
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 6/23/2028 (b)(c)(j)	1,281,675	1,256,682
TOTAL UTILITIES		22,649,651

TOTAL UNITED STATES		1,014,449,529
TOTAL BANK LOAN OBLIGATIONS (Cost $1,147,357,864)		1,115,167,791

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,154,066
KeyBank NA/Cleveland OH 6.95% 2/1/2028	718,000	757,637
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,657,248

TOTAL BANK NOTES (Cost $15,763,011)		15,568,951

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	3,519,646	3,112,192
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	2,627,511	2,584,565
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	2,040,443	2,029,574
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	2,411,826	2,370,273
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	7,017,250	6,848,254
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	9,969,895	9,877,700
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	4,058,200	4,091,094
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	87,210	9
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	131,638	130,813
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	9,724	9,874
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	11,492	11,575
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	14,922	15,206
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	10,597	10,788
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	14,923	15,203
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	6,055	6,145
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,312	2,398
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	7,531	7,814
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(c)	1,592	1,596
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(c)	2,836	2,860
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	3,054	3,076
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(c)	3,556	3,582
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(c)	1,453	1,455
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (c)(h)	2,903	79
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (c)(h)	61,271	7,773
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (c)(h)	3,291	365
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	8,173	7,107
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (c)(h)	75,183	5,365
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	236,713	245,880
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (b)(c)	1,496	1,581
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	202,225	205,061
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	30,188	31,066
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (c)(h)	45,381	3,954
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (c)(h)	26,755	2,695
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	35,764	32,119
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	59,375	51,102
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	6,581	5,448
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (c)(h)	15,873	1,499
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (b)(c)	12,207	16,698
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	18,306	24,728
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	3,293	3,783
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	558,816	537,955
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	808,230	800,455
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	68,066	70,292
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	333,226	331,909
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	105	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	126,600	2,508
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	297,763	294,102
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	474,147	443,068
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	618,747	578,934
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	739	5
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	1,624	7
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (c)(h)	108,837	12,631
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	535,762	76,844
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	497,975	476,161
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	438,586	436,437
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	492,760	488,570
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	189,964	188,410
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	329,912	46,869
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	8,081,222	6,826,238
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	4,312,336	3,930,742
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	2,761,964	2,432,808
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,776,692	1,487,606
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,888,114	1,580,899
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	1,573,261	1,355,528
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,555,495	1,380,043
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	7,026,119	6,162,627
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	4,633,406	4,125,524
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,477,279	2,160,542
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,482,998	1,366,984
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	1,946,531	1,811,406
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	832,075	760,049
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,557,417	1,463,528
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,738,979	2,527,789
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	2,232,012	2,099,981
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	2,413,651	2,300,730
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	2,374,954	2,342,940
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	6,803,654	6,077,042
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	17,346,060	15,330,193
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	5,405,788	5,271,488
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,782,725	1,567,448
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	908,512	819,183
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,158,808	1,138,996
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	5,564,882	4,973,000
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(c)	4,976,348	4,897,515
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(c)	10,592,839	10,425,032
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	3,469,046	3,423,602
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	12,320,996	12,125,522
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	4,125,523	4,083,360
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,097,877	1,934,463
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	6,701,355	6,060,633
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	10,018,278	8,115,750
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.8984% 11/25/2053 (b)(c)	11,082,380	11,179,147
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	9,745,678	9,829,068
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(c)	9,158,391	9,233,418
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(c)	1,949,325	1,962,040
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(c)	11,475,346	11,489,349
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,224	1,246
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	19,262	16,298
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	30,100	25,543
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	271,871	9,779
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	5,831,147	5,841,953
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	2,947,537	2,950,835
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	4,663,222	4,682,030
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	4,734,214	4,751,425
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	6,103,824	6,121,416
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	2,618,550	2,621,550
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,687,081	1,664,027
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	5,482,304	5,210,278
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	3,750,125	3,731,292
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,125,439	1,959,621
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	15,062	2,121
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	14,234	2,056
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(h)	9,479	1,672
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(h)	5,749	865
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	8,997	1,499
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(h)	5,208	907
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	60,974	9,774
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,051	3,099
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	10,986	11,174
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	747,813	736,915
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,433,912	1,273,108
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,419,584	1,250,089
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,463,333	1,300,552
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	1,972,224	1,697,452
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,385	5,499
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	41,331	42,239
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,128	2,177
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	5,751	5,865
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	11,521	11,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	6,924	7,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,797	3,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	4,054	4,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	42,963	44,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(c)	1,195	1,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	1,647	1,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	1,553	1,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(c)	2,514	2,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	853	857
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	11,140	11,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	15,804	16,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	30,264	31,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	284,881	291,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	14,982	15,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	406,309	414,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	126,823	131,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	259,812	263,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	66,014	67,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (n)	1,403	1,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (c)(h)	20,332	1,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	72,551	60,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	10,504	9,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	39,797	33,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	44,433	37,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	67,351	70,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	319,063	327,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (c)(h)	92,092	8,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	20,108	20,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (c)(h)	66,998	6,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(c)	77,087	76,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	31,939	32,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	315,341	320,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	47,530	47,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	481,430	452,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	165,740	10,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	4	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	51	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	189,817	6,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	134,217	133,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	107,264	106,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	728,675	702,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	572,337	525,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	956,047	866,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,522,204	3,016,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,086,424	946,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,772,887	3,400,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,646,827	3,213,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,199,900	1,018,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	3,849,316	3,426,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,563,667	1,342,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,549,507	1,316,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,453,586	1,271,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	9,023,467	7,915,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	3,967,009	3,477,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,453,473	3,031,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,773,467	1,597,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	11,948,044	10,627,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,183,386	1,037,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,401,246	2,105,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,112,626	1,001,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,013,737	1,765,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,083,640	1,798,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,013,746	1,765,580
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	844,034	760,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,629,358	3,289,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,324,068	1,166,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	4,762,658	4,474,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,087,842	998,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,600,821	4,241,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	905,958	817,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,647,450	1,482,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	2,550,464	2,398,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,501,637	1,431,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	3,501,672	3,324,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,057,848	1,970,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,863,359	2,732,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,737,359	1,751,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	3,823,920	3,809,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(c)	5,233,388	5,228,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (b)(c)	4,512,477	4,558,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	3,800,820	3,810,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	3,962,889	3,967,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	2,457,146	2,451,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	4,553,275	4,563,786
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	3,802,976	3,807,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 3/25/2055 (b)(c)	8,729,779	8,743,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(c)	4,442,566	4,432,712
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	12,940	13,194
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,266	1,289
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,980	2,014
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	22,549	18,710
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(c)(o)	103,309	103,193
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(o)	24,850	24,779
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(o)	79,202	79,078
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(o)	59,775	59,788
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(o)	65,976	65,988
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(o)	70,782	70,782
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(o)	66,066	66,082
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(o)	69,167	69,175
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(o)	66,719	66,731
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(o)	65,042	65,082
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(o)	134,418	134,634
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(o)	81,641	81,854
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(o)	46,958	47,085
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(o)	84,918	85,104
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(o)	48,245	48,310
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(o)	368	367
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9617% 10/20/2062 (b)(c)(o)	37,251	37,302
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8017% 3/20/2063 (b)(c)(o)	60,555	60,416
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(c)(o)	38,131	38,198
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(c)(o)	82,235	82,374
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(c)(o)	285,967	286,046
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 9/20/2064 (b)(c)(o)	987,774	987,956
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	2,477	2,329
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(o)	13,124	13,062
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	726,980	665,657
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(o)	256,591	255,515
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	104,025	104,074
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (c)(h)	20,787	1,216
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (c)(h)	20,613	2,000
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (c)(h)	39,158	3,450
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,763,959	2,654,431
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,249,590	1,226,388
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	276,626	271,231
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(c)(o)	129,657	129,788
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	8,275	296
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (c)(h)	106,727	10,954
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	444,255	437,632
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,500,333	1,364,402
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	574,040	536,029
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	977,952	896,447
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	778,684	709,555
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	546,681	506,002
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,583,476	2,305,412
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,399,922	1,306,074
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 1/20/2049 (b)(c)	1,524,504	1,515,230
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 10/20/2049 (b)(c)	540,730	530,435
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (b)(c)	1,034,673	1,018,463
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,390,215	4,290,227
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(i)	720,075	705,426
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	3,005,748	3,028,569
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	11,677,199	11,037,891
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)	5,144,930	5,179,718
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (d)	9,076,418	9,148,816
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,539,446	1,440,175
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	2,830,954	2,668,362
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(i)	1,878,701	1,882,538
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	539,912	535,578
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	601,740	592,024
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	1,598,968	1,600,401
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	4,659,605	4,455,266
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	10,205,316	9,892,358
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,301,486	3,245,981
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	5,362,975	5,218,913
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	1,158,811	1,088,680
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (d)	8,999,702	9,061,447
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	1,141	1,062
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (b)(c)	476,327	461,161
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	8,928,469	8,480,183
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(d)	3,895,916	3,916,145
TOTAL UNITED STATES		502,016,683
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $497,828,625)		502,016,683

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	1,125,000	1,060,309
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	9,990,000	10,033,706
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.9131% 4/15/2042 (b)(c)(d)	880,000	880,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.4021% 10/15/2034 (b)(c)(d)	1,164,000	1,166,413
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	6,019,312	5,778,305
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	1,326,000	1,246,388
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 9/15/2038 (b)(c)(d)	627,000	553,955
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9809% 7/15/2049 (c)	480,000	463,091
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	1,180,000	1,043,795
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8764% 7/15/2049 (c)(h)	7,997,074	17,034
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)(e)	782,000	430,999
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	3,050,898	3,022,102
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	960,000	524,567
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	609,000	289,228
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	1,306,000	1,182,906
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	5,600,000	5,578,018
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	430,000	346,548
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)(e)	430,000	326,199
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	327,430	317,779
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,267,848
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	951,681	924,899
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	243,000	185,777
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	736,763
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	316,630
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	252,000	184,560
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (c)	2,104,000	1,046,091
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	323,374
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	629,736
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	491,776
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (c)(h)	6,812,570	274,629
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	929,533
BANK Series 2021-BN38 Class C, 3.3252% 12/15/2064 (c)	146,000	121,701
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	830,780
BANK Series 2022-BNK40 Class A4, 3.5037% 3/15/2064 (c)	295,000	273,996
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	988,000	968,027
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	531,000	384,071
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	416,000	286,944
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	994,000	727,782
BANK Series 2022-BNK44 Class AS, 5.9352% 11/15/2055 (c)	620,000	643,299
BANK Series 2022-BNK44 Class C, 5.9352% 11/15/2055 (c)	1,165,000	1,142,948
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	2,400,000	2,455,801
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	826,000	859,191
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,316,541
BANK Series 2023-BNK46 Class B, 6.9999% 8/15/2056 (c)	843,000	900,548
BANK5 Series 2024-5YR12 Class C, 6.5002% 12/15/2057 (c)	824,000	849,785
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (c)(h)	21,600,000	415,139
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/2036 (c)(d)	483,000	448,670
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.7292% 8/14/2036 (c)(d)	363,000	331,562
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	242,594
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	188,000	154,875
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	426,167
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6996% 4/15/2053 (c)	462,500	397,891
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	830,000	550,096
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	252,063
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (c)	1,388,000	1,252,959
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,116,794
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,798,966
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	413,378
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,403,863
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	588,000	565,615
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,687,283
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3503% 12/15/2055 (c)	756,000	788,221
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,059,414
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	928,190
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5057% 9/15/2056 (c)	625,000	670,637
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5057% 9/15/2056 (c)	939,000	950,692
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3686% 11/15/2056 (c)	993,000	1,009,371
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	447,491
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	291,742
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,329,000	1,335,358
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	543,215
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	770,000	760,101
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	664,000	673,471
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	402,000	324,921
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.3191% 7/15/2058 (c)	820,000	833,998
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,520,505
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.2396% 10/10/2051 (c)(d)	613,000	451,862
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	1,200,000	1,203,058
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (c)(d)	351,000	275,216
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	417,601
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	672,000	383,687
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (c)(d)(e)	399,000	1,995
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (c)(d)(e)	269,000	673
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (c)(h)	15,373,517	314,070
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	777,000	450,099
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	588,000	353,021
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	849,000	746,736
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	291,523
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	446,000	313,317
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	590,000	513,949
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.3608% 9/15/2048 (c)(d)(e)	315,000	170,375
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (c)(d)(e)	1,503,000	677,154
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(d)	888,000	828,226
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(d)	973,000	897,039
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (c)(d)	789,000	718,220
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 3.094% 4/15/2054 (c)(d)(e)	850,000	458,178
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 3.094% 4/15/2054 (c)(d)(e)	282,000	117,921
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3493% 7/15/2054 (c)(h)	11,003,676	562,341
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,519,669
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,000,000	888,838
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	494,788
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	949,000	653,293
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	607,845
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	612,183
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	712,000	503,104
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.9413% 11/15/2055 (c)	719,000	767,700
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9413% 11/15/2055 (c)	434,000	434,621
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.9413% 11/15/2055 (c)	823,000	802,009
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	642,759
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4526% 4/15/2056 (c)	598,000	619,332
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.4526% 4/15/2056 (c)	800,000	799,309
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,448,816
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.7922% 7/15/2056 (c)	926,000	951,768
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068 (d)	430,000	434,300
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.0026% 11/15/2041 (b)(c)(d)	1,354,000	1,356,809
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.052% 8/15/2026 (b)(c)(d)	1,045,653	1,043,039
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	6,906,514	6,919,464
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (c)(d)(e)	441,000	349,665
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (c)(d)	546,000	409,913
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,526,674
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	361,000	232,291
BMO Mortgage Trust Series 2023-C4 Class B, 5.5908% 2/15/2056 (c)	473,000	478,595
BMO Mortgage Trust Series 2023-C4 Class C, 6.058% 2/15/2056 (c)	1,315,000	1,326,658
BMO Mortgage Trust Series 2023-C4 Class D, 6.058% 2/15/2056 (c)(d)	294,000	268,759
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	804,117
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	664,520
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (c)	1,237,000	1,316,971
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	564,000	564,022
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	4,070,000	4,251,850
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	149,000	153,152
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	9,351,000	9,368,533
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	4,617,000	4,629,985
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	3,265,000	3,274,183
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(d)	962,000	980,604
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(d)	1,313,000	1,347,344
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (c)(d)	922,000	965,366
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	714,000	732,386
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	416,000	394,171
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (c)(d)	1,080,000	1,132,236
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.8011% 11/15/2028 (b)(c)(d)	481,000	481,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(d)	3,289,000	3,032,460
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (c)(d)	2,839,000	2,551,649
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4689% 2/15/2039 (b)(c)(d)	1,953,000	1,950,013
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0511% 5/15/2034 (b)(c)(d)	3,422,938	3,437,901
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(d)	1,186,000	1,202,021
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(d)	291,000	296,944
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(d)	1,095,000	1,124,170
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(d)	3,771,000	4,029,062
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	30,356,204	30,394,115
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0515% 3/15/2041 (b)(c)(d)	2,623,385	2,613,077
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2785% 6/15/2038 (b)(c)(d)	1,154,664	1,156,107
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 6/15/2038 (b)(c)(d)	1,475,550	1,473,362
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	10,140,167	10,143,337
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (c)(d)	16,518,499	16,559,795
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0514% 5/15/2041 (b)(c)(d)	1,479,008	1,475,144
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	3,924,672	3,900,143
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	6,526,000	6,448,504
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	4,315,000	4,250,275
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	4,529,000	4,449,743
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 8.0093% 4/15/2034 (b)(c)(d)	861,000	823,911
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5643% 4/15/2034 (b)(c)(d)	397,500	369,649
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	19,900,000	19,887,615
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	2,565,000	2,557,003
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	3,433,000	3,420,156
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	3,333,000	3,320,530
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	11,589,000	11,545,642
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.4236% 10/15/2036 (b)(c)(d)	798,000	795,014
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	12,317,560	12,317,561
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	6,017,900	6,014,139
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	5,056,800	5,052,059
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	5,056,800	5,050,485
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	8,237,681	8,253,128
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	1,820,810	1,824,224
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	986,660	988,818
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9519% 12/9/2040 (b)(c)(d)	1,066,137	1,068,802
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.9026% 11/15/2041 (b)(c)(d)	1,016,000	1,015,713
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	4,159,322	4,171,012
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.1014% 2/15/2039 (b)(c)(d)	1,051,920	1,053,681
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9515% 3/15/2034 (b)(c)(d)	865,050	859,598
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	26,296,047	26,353,569
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.1061% 4/15/2040 (b)(c)(d)	9,439,223	9,433,323
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0533% 4/15/2040 (b)(c)(d)	3,296,490	3,294,430
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	4,719,000	4,724,899
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6631% 6/15/2035 (b)(c)(d)	969,000	966,185
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	1,771,000	1,674,173
BX Trust 2019-OC11 Series 2019-OC11 Class D, 4.0755% 12/9/2041 (c)(d)	84,000	79,422
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(d)	6,211,000	5,724,271
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8776% 9/15/2036 (b)(c)(d)	2,567,395	2,556,964
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3276% 9/15/2036 (b)(c)(d)	3,543,004	3,489,860
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2525% 7/15/2029 (b)(c)(d)	695,000	692,828
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.301% 7/15/2029 (b)(c)(d)	3,350,000	3,320,693
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	20,065,199	20,115,363
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	3,198,230	3,205,226
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	2,654,971	2,660,779
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0517% 4/15/2041 (b)(c)(d)	2,282,316	2,272,286
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.3033% 11/15/2041 (b)(c)(d)	546,641	548,179
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.3018% 11/15/2041 (b)(c)(d)	2,624,614	2,616,906
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	34,089,048	34,046,450
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	4,991,532	4,970,034
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	7,031,576	6,998,615
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.3044% 3/15/2030 (b)(c)(d)	2,677,557	2,627,355
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5538% 3/15/2042 (b)(c)(d)	1,621,000	1,614,921
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.3028% 3/15/2042 (b)(c)(d)	1,716,000	1,675,435
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7725% 11/15/2038 (b)(c)(d)	780,142	777,709
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	3,400,000	3,398,938
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	534,000	531,336
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	865,146	860,832
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4785% 2/15/2036 (b)(c)(d)	1,572,000	1,560,235
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.4785% 2/15/2036 (b)(c)(d)	646,882	642,041
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4775% 1/15/2034 (b)(c)(d)	2,209,900	2,209,153
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3775% 1/15/2034 (b)(c)(d)	79,800	79,605
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.4275% 11/15/2036 (b)(c)(d)	875,761	876,856
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.4145% 9/15/2034 (b)(c)(d)	701,550	697,165
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	6,400,186	6,398,186
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	6,310,500	6,314,444
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	1,423,800	1,426,025
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	1,192,100	1,194,335
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.1491% 4/15/2037 (b)(c)(d)	1,633,800	1,644,854
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0631% 1/15/2039 (b)(c)(d)	1,175,000	1,173,531
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.7131% 1/15/2039 (b)(c)(d)	1,160,000	1,157,827
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5631% 1/15/2039 (b)(c)(d)	378,000	377,534
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6621% 1/15/2039 (b)(c)(d)	443,000	439,549
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	19,580,489	19,611,084
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	2,070,075	2,075,897
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5512% 2/15/2039 (b)(c)(d)	1,861,742	1,861,112
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	5,186,114	5,194,217
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	6,885,248	6,898,158
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	11,348,000	11,349,770
BX Trust Series 2025-DIME Class E, 7.3631% 2/15/2035 (c)(d)	1,590,000	1,590,000
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.3131% 6/15/2040 (b)(c)(d)	362,000	360,264
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.6131% 7/15/2044 (b)(c)(d)	1,040,000	1,042,925
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (c)(d)	189,000	144,104
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.693% 3/15/2035 (c)(d)	1,534,000	1,533,065
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/2039 (c)(d)	976,000	663,228
CD Mortgage Trust Series 2017-CD3 Class C, 4.6813% 2/10/2050 (c)(e)	813,000	369,121
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	735,000	158,777
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.9766% 2/15/2039 (b)(c)(d)	2,211,000	1,988,925
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(d)	10,445,000	10,579,352
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (d)	113,300,000	840,425
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	17,810,481	14,881,507
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,809,830
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,093,503	2,051,200
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (c)(h)	4,657,209	151
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 4.0918% 7/10/2049 (c)(d)	965,000	809,281
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (c)(h)	20,360,485	93,520
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	546,000	419,908
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(d)	280,000	249,726
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(d)	1,317,101	1,129,655
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,029,000	715,457
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(d)	695,000	714,440
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (c)(d)	676,000	684,325
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (c)(d)	1,212,000	1,210,660
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (c)(d)	659,645	601,652
COMM Mortgage Trust Series 2012-LC4 Class C, 5.6903% 12/10/2044 (c)	21,742	20,274
COMM Mortgage Trust Series 2013-LC6 Class D, 3.8601% 1/10/2046 (c)(d)	72,145	69,801
COMM Mortgage Trust Series 2014-CR15 Class D, 4.0671% 2/10/2047 (c)(d)	173,000	161,150
COMM Mortgage Trust Series 2014-CR20 Class C, 4.8262% 11/10/2047 (c)	290,233	279,953
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9113% 3/10/2047 (c)(d)	314,960	221,033
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	1,423,000	1,352,149
COMM Mortgage Trust Series 2015-DC1 Class C, 4.4323% 2/10/2048 (c)	2,037,000	1,803,784
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	66,450	65,029
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2411% 2/10/2048 (c)	1,183,000	1,113,973
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	739,000	683,570
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	173,000	146,113
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7399% 9/10/2050 (c)	648,000	617,608
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	202,000	178,945
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.709% 9/15/2033 (b)(c)(d)	267,000	13,394
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.7153% 9/15/2033 (b)(c)(d)(e)	300,000	4,549
COMM Mortgage Trust Series 2025-180W Class F, 7.6089% 8/10/2042 (c)(d)	545,000	529,992
Commercial Mortgage Trust Series 2016-CD2 Class C, 4.1066% 11/10/2049 (c)	352,000	209,916
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8566% 11/10/2049 (c)(e)	299,000	75,004
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,229,946
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	1,162,000	1,033,985
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2516% 8/15/2041 (b)(c)(d)	1,713,000	1,697,439
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(d)	964,000	792,175
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (c)(d)	651,000	497,276
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7945% 6/15/2034 (b)(d)(e)	636,000	294,496
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9377% 5/9/2026 (b)(c)(d)	757,923	744,156
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4031% 6/15/2050 (c)	1,297,000	1,142,411
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	1,658,359	1,643,849
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.9387% 4/15/2051 (c)	282,000	266,278
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,238,052
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (c)	630,000	598,450
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (c)(d)	2,477,000	2,092,298
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7851% 10/15/2051 (c)	189,000	168,387
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (c)(d)	665,000	441,802
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	316,025
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	212,000	155,228
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5299% 8/10/2044 (c)(d)	364,273	348,748
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (c)(d)	1,143,000	1,163,431
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (c)(d)	250,000	195,661
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6161% 8/10/2049 (c)	218,000	183,692
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3631% 3/15/2034 (b)(c)(d)	1,603,000	1,608,158
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	3,443,000	3,539,285
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (c)(d)	350,000	356,546
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	2,865,000	2,881,153
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (c)(d)	458,000	440,741
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	23,259,197	23,244,660
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)	6,114,056	6,108,324
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1455% 11/15/2038 (b)(c)(d)	1,697,853	1,696,261
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5945% 11/15/2038 (b)(c)(d)	1,114,712	1,113,667
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0934% 11/15/2038 (b)(c)(d)	3,015,871	3,000,826
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(d)	1,076,000	1,097,160
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	908,000	927,280
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	193,000	197,038
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	6,439,579	6,437,568
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	3,667,361	3,666,215
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	2,703,296	2,702,452
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	11,788,310	11,784,627
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1775% 7/15/2038 (b)(c)(d)	2,950,056	2,950,028
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 10.0131% 12/15/2039 (b)(c)(d)	1,688,000	1,692,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	800,000	792,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,700,000	2,669,544
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.144% 8/10/2043 (c)(d)(h)	96,677	10
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.294% 8/10/2044 (c)(d)	505,077	445,179
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.294% 8/10/2044 (c)(d)	342,592	251,020
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.294% 8/10/2044 (c)(d)(e)	424,043	113,519
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7408% 11/10/2045 (c)(d)	510,000	464,615
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (c)(h)	3,624,598	221
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	386,000	363,090
GS Mortgage Securities Trust Series 2016-GS4 Class C, 4.0352% 11/10/2049 (c)	264,000	238,369
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (c)(e)	651,000	361,255
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,186,111
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	2,349,689	2,327,886
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	476,000	387,006
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	853,000	706,201
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	672,000	511,307
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8218% 9/10/2052 (c)	1,996,000	1,702,523
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	727,000	524,927
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)	525,000	415,062
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (c)(d)	399,000	308,932
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5668% 5/12/2053 (c)(d)	189,000	144,053
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	13,201,000	13,192,784
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	1,550,000	1,542,268
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	1,277,000	1,270,615
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (c)(d)	2,549,000	2,565,617
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	557,000	563,842
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.8099% 11/25/2041 (b)(c)(d)	662,000	662,188
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.5131% 7/15/2040 (b)(c)(d)	1,554,000	1,550,073
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(d)	2,849,000	2,793,645
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(d)	2,093,000	2,025,626
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	304,110	293,821
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	76,218	72,530
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/2039 (c)(d)	483,000	434,608
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.213% 3/15/2042 (b)(c)(d)	799,000	797,506
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.9693% 6/10/2042 (c)(d)	704,000	715,284
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	106,000	104,395
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.701% 1/15/2048 (c)(d)	2,126,000	1,865,714
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.2862% 7/15/2048 (c)(h)	3,483,004	22
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8112% 11/15/2048 (c)(e)	1,368,000	486,179
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.509% 12/15/2049 (c)(d)(e)	696,000	527,880
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	570,288	564,995
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,618,395	1,595,800
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	777,531	771,065
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.1625% 12/15/2049 (c)	343,000	299,084
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.1625% 12/15/2049 (c)(d)	681,000	544,981
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4146% 6/15/2051 (c)(d)	223,000	172,650
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)(e)	315,000	157,011
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	422,006
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)	399,000	214,413
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (c)(d)	666,338	609,801
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)	615,000	518,915
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	674,000	439,157
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (c)	584,000	349,209
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3392% 4/15/2046 (c)(e)	907,000	81,739
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (c)(d)	1,014,000	811
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (c)(d)(e)	516,000	1,297
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (c)(d)	830,000	2,079
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (c)(d)	409,000	74,113
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	4,763,000	4,524,850
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	1,323,000	965,790
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(e)	2,354,000	1,341,780
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (c)(d)(h)	19,961,000	433,711
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	887,000	839,208
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (c)(d)	496,000	453,428
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (c)(d)	938,000	838,842
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)	401,000	120,304
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	642,000	122,307
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (c)(d)	252,000	24,573
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(d)	1,728,000	1,697,854
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.23% 8/15/2038 (b)(c)(d)	289,622	286,728
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.78% 8/15/2038 (b)(c)(d)	1,541,342	1,520,149
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.43% 8/15/2038 (b)(c)(d)	1,103,934	1,081,086
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3631% 3/15/2042 (b)(c)(d)	1,256,000	1,250,648
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0512% 6/15/2039 (b)(c)(d)	480,000	479,100
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.8001% 6/15/2039 (b)(c)(d)	885,000	880,936
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	26,961,000	26,219,573
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	16,119,000	15,059,190
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	9,032,000	8,252,990
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	8,027,000	7,297,739
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	223,105	222,128
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	2,033,500	2,020,791
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	1,776,600	1,761,055
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	880,000	886,188
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (c)(d)	455,000	307,274
Mft Trust Series 2020-B6 Class C, 3.3922% 8/10/2040 (c)(d)(e)	399,000	250,757
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0784% 4/15/2038 (b)(c)(d)	1,104,800	1,105,836
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6784% 4/15/2038 (b)(c)(d)	3,302,400	3,306,528
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8775% 5/15/2038 (b)(c)(d)	409,600	410,112
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	1,900,000	1,900,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2285% 7/15/2038 (b)(c)(d)	1,001,000	1,001,000
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.4285% 7/15/2038 (b)(c)(d)	724,000	722,495
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6223% 1/15/2039 (b)(c)(d)	172,000	172,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.3206% 1/15/2027 (b)(c)(d)	504,000	506,551
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 7% 9/15/2040 (b)(c)(d)	1,030,000	1,029,999
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 9/15/2040 (b)(c)(d)	1,675,000	1,674,999
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	490,000	500,245
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	514,000	528,325
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (c)(d)	378,000	51,794
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1643% 2/15/2046 (c)	22,376	21,201
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8609% 10/15/2046 (c)(d)	713,000	665,479
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9254% 5/15/2046 (c)(d)	644,000	587,986
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.1413% 9/15/2049 (c)	151,000	131,781
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.3951% 11/15/2049 (c)	343,000	306,561
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.4042% 12/15/2049 (c)	236,000	222,169
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	520,000	447,958
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	102,364
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (c)(d)	324,472	321,325
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.534% 6/15/2044 (c)(d)(h)	1,357,544	4,912
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1056% 7/15/2049 (c)(d)	172,538	168,708
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1056% 7/15/2049 (c)(d)	182,000	172,038
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1056% 7/15/2049 (c)(d)	616,400	572,740
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.4382% 9/9/2032 (c)(d)	238,000	188,656
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.4382% 9/9/2032 (c)(d)	401,000	238,262
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.2891% 5/15/2048 (c)	259,466	249,743
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.2891% 5/15/2048 (c)	662,000	601,447
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.2891% 5/15/2048 (c)(d)	538,000	438,486
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0036% 11/15/2049 (c)	343,000	301,288
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	798,000	551,987
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	619,997
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,048,005
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	1,912,000	1,572,744
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,039,481
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,766,675
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 12/15/2036 (b)(c)(d)	5,100,000	3,863,394
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (c)(d)	252,000	197,609
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	420,000	324,786
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,712,394
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	819,557	865,152
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	964,000	921,973
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.2629% 9/24/2057 (c)(d)	1,040,000	989,005
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (c)(d)	170,000	145,943
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	973,708
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (c)	613,000	642,977
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1103% 12/15/2056 (c)	637,000	689,232
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2523% 12/15/2056 (c)	496,000	521,164
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	208,000	161,367
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (c)(d)	753,000	689,126
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (c)(d)	768,000	675,500
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (c)(d)	1,042,000	1,062,819
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(d)	3,976,000	4,028,953
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.661% 12/15/2035 (b)(c)(d)	775,000	676,365
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	665,401	665,817
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	4,933,600	4,936,680
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.599% 11/15/2040 (b)(c)(d)	594,400	594,771
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0468% 11/15/2040 (b)(c)(d)	1,866,400	1,866,399
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7926% 11/15/2040 (b)(c)(d)	792,000	791,999
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.8285% 7/15/2038 (b)(c)(d)(e)	553,000	258,195
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4785% 7/15/2038 (b)(c)(d)(e)	157,000	54,441
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (d)	862,000	812,163
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	3,641,000	3,068,271
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (c)(d)	707,000	706,935
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (c)(d)	1,591,000	1,577,941
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (c)(d)	2,150,000	2,155,155
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	61,171	62,486
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	1,933,000	2,040,924
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	3,200,000	3,204,003
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5516% 11/15/2034 (b)(c)(d)	1,427,000	1,419,638
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5501% 11/15/2034 (b)(c)(d)	1,189,000	1,179,549
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (c)(d)	1,326,000	1,029,499
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9631% 10/15/2041 (b)(c)(d)	1,860,000	1,861,898
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.8131% 10/15/2041 (b)(c)(d)	656,000	659,275
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.064% 1/15/2039 (b)(c)(d)	1,154,000	1,142,460
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.714% 1/15/2039 (b)(c)(d)	447,000	433,742
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (c)(d)(e)	618,000	393,365
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	4,281,000	4,217,000
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	2,226,000	2,181,627
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7433% 10/15/2038 (b)(c)(d)	840,000	836,037
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	15,232,523	15,227,763
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	11,006,439	11,003,000
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	4,770,492	4,769,001
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	3,134,751	3,133,771
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4514% 11/15/2038 (b)(c)(d)	2,688,487	2,687,159
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.445% 11/15/2036 (b)(c)(d)	615,000	615,000
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.393% 11/15/2036 (b)(c)(d)	1,795,000	1,791,324
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0936% 10/15/2034 (b)(c)(d)	1,131,000	1,130,206
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.381% 11/15/2036 (b)(c)(d)	1,281,000	1,279,402
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.029% 11/15/2036 (b)(c)(d)	1,380,000	1,377,418
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.678% 11/15/2036 (b)(c)(d)	294,000	292,081
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (c)(d)	104,000	73,976
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.602% 2/15/2042 (b)(c)(d)	3,876,000	3,859,043
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	14,168,000	14,168,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	3,451,000	3,450,994
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	2,544,000	2,550,342
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	1,407,000	1,430,357
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(d)	243,650	220,501
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(e)	418,000	137,911
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (c)(h)	22,957,848	429,642
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8383% 2/15/2051 (c)	189,000	173,994
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,274,134
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7285% 7/15/2039 (b)(c)(d)	577,000	551,736
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3785% 7/15/2039 (b)(c)(d)	767,000	590,141
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4785% 7/15/2039 (b)(c)(d)(e)	168,000	114,914
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (c)(d)	1,425,000	1,439,966
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (c)(d)	1,095,000	1,105,907
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (c)(d)	540,000	544,612
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	12,891,000	11,029,389
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	800,000	652,195
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (c)(d)	19,300,000	357,326
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0312% 11/15/2048 (c)(h)	5,541,465	302
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.8628% 12/15/2048 (c)	483,000	469,860
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	177,608
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	266,000	148,746
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.2011% 6/15/2049 (c)(h)	8,590,064	41,142
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4713% 12/15/2059 (c)	328,000	310,428
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4861% 11/15/2049 (c)	745,000	714,151
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	733,000	654,262
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	1,408,433	1,399,194
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	1,833,237	1,820,574
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	209,519
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	1,512,000	1,152,260
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (c)(h)	22,452,174	399,581
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (c)	1,633,000	1,578,952
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,269,444	2,202,268
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	581,000	457,761
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,058,019
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	495,000	375,170
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	552,174
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	8,949,000	8,925,933
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0785% 2/15/2040 (b)(c)(d)	173,600	173,975
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 2/15/2040 (b)(c)(d)	124,000	123,925
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(d)	1,564,000	1,584,414
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5343% 11/15/2057 (c)	1,323,000	1,361,845
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	2,900,000	2,894,823
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	7,000,000	6,995,161
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(d)	9,402,000	9,442,920
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (c)(d)	241,191	85,022
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.15% 6/15/2044 (c)(d)	161,997	156,732
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.15% 6/15/2044 (c)(d)	183,000	172,441
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (c)(e)	203,000	64,036
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.2021% 3/15/2045 (c)(d)	443,749	386,192
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2021% 3/15/2045 (c)(d)	976,128	681,623
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0872% 5/15/2045 (c)(d)	250,379	229,748
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.7124% 9/15/2046 (c)(d)	30,871	29,636
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	791,247
WFCM Series 2022-C62 Class C, 4.4829% 4/15/2055 (c)	1,077,000	935,664
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	756,000	523,412
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(d)	873,000	888,247
Worldwide Plaza Trust Series 2017-WWP Class E, 3.7154% 11/10/2036 (c)(d)	198,000	20,168
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (c)(d)	1,082,000	45,985
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (c)(d)	289,000	257,958
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (c)(d)	755,000	626,718
TOTAL UNITED STATES		1,061,795,866
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,083,576,682)		1,062,856,175

Common Stocks - 0.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	64,448	1,528,062
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	5,021	68,035
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	40,185	392,206
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(p)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	65,382	3,248,178
EP Energy Corp (e)(p)	3,729	5,891
Expand Energy Corp	55,352	5,356,967
Expand Energy Corp (q)	351	33,969
Exxon Mobil Corp	12,988	1,484,399
Mesquite Energy Inc (e)(p)	66,231	13,476,098
New Fortress Energy Inc	76,042	187,063
		23,792,565
TOTAL ENERGY		23,792,566

Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	17,611	1,812,700
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	1,272	3,714
Limetree Bay Cayman Ltd (e)(p)	464	0
		1,816,414
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(p)	132,794	1,606,807
Cano Health LLC warrants (e)(p)	7,062	24,223
		1,631,030
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	40,553	1,553,180
TOTAL UNITED STATES		29,253,431
TOTAL COMMON STOCKS (Cost $12,444,496)		30,781,493

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	900,000	945,900
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	4,555,498	9,271,350
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,035,000	3,712,131
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,528,000	1,531,056
ON Semiconductor Corp 0% 5/1/2027 (r)	1,119,000	1,278,457
Wolfspeed Inc 1.875% (f)	6,251,000	2,234,733
		5,044,246
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	2,464,000	2,954,336
TOTAL INFORMATION TECHNOLOGY		7,998,582

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,141,000	1,158,949
TOTAL UNITED STATES		22,141,012
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,514,197)		23,086,912

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (e)	80,261	2,037,827
Apollo Global Management Inc Series A, 6.75%	8,100	581,315
		2,619,142
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	37,320	948,674
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	11,400	294,120
		1,242,794
TOTAL FINANCIALS		3,861,936

Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	15,721	621,294
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	11,325	276,330
TOTAL UNITED STATES		4,759,560
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,433,370)		4,759,560

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		945,000	929,939
Angola Republic 8.75% 4/14/2032 (d)		720,000	661,985
Angola Republic 9.375% 5/8/2048 (d)		735,000	608,282
Angola Republic 9.5% 11/12/2025 (d)		1,465,000	1,471,410
TOTAL ANGOLA			3,671,616
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		8,284,540	6,254,828
Argentine Republic 1% 7/9/2029		817,538	647,147
Argentine Republic 3.5% 7/9/2041 (i)		1,920,000	1,121,280
Argentine Republic 4.125% 7/9/2035 (i)		7,928,814	5,026,868
Argentine Republic 5% 1/9/2038 (i)		4,159,773	2,803,687
TOTAL ARGENTINA			15,853,810
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		520,000	466,440
Republic of Armenia 6.75% 3/12/2035 (d)		870,000	883,594
TOTAL ARMENIA			1,350,034
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (d)		870,000	898,275
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		310,000	293,976
Bahrain Kingdom 7.5% 2/12/2036 (d)		365,000	389,295
TOTAL BAHRAIN			683,271
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		1,200,000	1,177,668
Republic of Benin 8.375% 1/23/2041 (d)		220,000	220,482
TOTAL BENIN			1,398,150
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		280,000	252,367
Bermuda 3.375% 8/20/2050 (d)		230,000	156,745
Bermuda 3.717% 1/25/2027 (d)		1,185,000	1,171,669
Bermuda 4.75% 2/15/2029 (d)		520,000	523,260
Bermuda 5% 7/15/2032 (d)		390,000	394,146
TOTAL BERMUDA			2,498,187
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		1,535,000	1,468,611
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		735,000	607,110
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		595,000	598,570
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		840,000	915,793
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,976,000	2,283,268
TOTAL BRAZIL			5,873,352
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	835,000	553,777
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	880,612
Canadian Government 3% 6/1/2034	CAD	620,000	440,910
TOTAL CANADA			1,875,299
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,937,879
Chilean Republic 2.75% 1/31/2027		425,000	417,775
Chilean Republic 3.1% 1/22/2061		1,525,000	914,055
Chilean Republic 3.25% 9/21/2071		250,000	150,469
Chilean Republic 3.5% 1/31/2034		280,000	254,520
Chilean Republic 4% 1/31/2052		245,000	186,935
Chilean Republic 4.34% 3/7/2042		360,000	313,380
Chilean Republic 5.33% 1/5/2054		905,000	850,700
TOTAL CHILE			5,025,713
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,800,000	1,603,800
Colombian Republic 3.125% 4/15/2031		785,000	671,568
Colombian Republic 3.25% 4/22/2032		400,000	332,900
Colombian Republic 4.125% 5/15/2051		325,000	205,806
Colombian Republic 5% 6/15/2045		2,135,000	1,550,010
Colombian Republic 5.2% 5/15/2049		900,000	659,700
Colombian Republic 6.125% 1/18/2041		60,000	52,200
Colombian Republic 7.375% 4/25/2030		470,000	497,260
Colombian Republic 7.375% 9/18/2037		205,000	206,896
Colombian Republic 7.5% 2/2/2034		395,000	408,134
Colombian Republic 8% 11/14/2035		4,660,000	4,898,825
Colombian Republic 8% 4/20/2033		730,000	783,290
Colombian Republic 8.5% 4/25/2035		530,000	576,110
Colombian Republic 8.75% 11/14/2053		6,040,000	6,390,320
TOTAL COLOMBIA			18,836,819
COSTA RICA - 0.0%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (d)		485,000	442,412
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (d)		265,000	275,468
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (d)		220,000	233,035
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (d)		560,000	594,126
TOTAL COSTA RICA			1,545,041
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (d)		1,680,000	1,556,621
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (d)		954,000	963,836
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (d)		535,000	530,318
TOTAL COTE D'IVOIRE			3,050,775
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (d)		710,000	686,866
Dominican Republic 4.875% 9/23/2032 (d)		2,145,000	2,025,953
Dominican Republic 5.95% 1/25/2027 (d)		1,164,000	1,182,042
Dominican Republic 6% 7/19/2028 (d)		549,000	562,670
Dominican Republic 6.5% 2/15/2048 (d)		300,000	291,938
Dominican Republic 6.6% 6/1/2036 (d)		419,000	431,767
Dominican Republic 6.85% 1/27/2045 (d)		1,012,000	1,026,042
Dominican Republic 7.05% 2/3/2031 (d)		795,000	849,585
Dominican Republic 7.15% 2/24/2055 (d)		705,000	730,848
Dominican Republic 7.45% 4/30/2044 (d)		401,000	429,473
TOTAL DOMINICAN REPUBLIC			8,217,184
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		2,331,487	2,100,670
Republic of Ecuador 6.9% 7/31/2035 (d)(i)		1,615,000	1,219,325
TOTAL ECUADOR			3,319,995
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		25,000	23,256
Arab Republic of Egypt 7.5% 1/31/2027 (d)		1,403,000	1,418,349
Arab Republic of Egypt 7.5% 2/16/2061 (d)		1,435,000	1,064,555
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		560,000	570,080
Arab Republic of Egypt 7.625% 5/29/2032 (d)		700,000	666,925
Arab Republic of Egypt 7.903% 2/21/2048 (d)		684,000	537,371
Arab Republic of Egypt 8.5% 1/31/2047 (d)		904,000	750,175
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,105,000	932,001
TOTAL EGYPT			5,962,712
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		540,000	11,610
El Salvador Republic 7.1246% 1/20/2050 (d)		405,000	338,961
El Salvador Republic 7.625% 2/1/2041 (d)		120,000	110,664
El Salvador Republic 7.65% 6/15/2035 (d)		415,000	407,468
El Salvador Republic 9.25% 4/17/2030 (d)		540,000	579,992
El Salvador Republic 9.65% 11/21/2054 (d)		320,000	334,400
TOTAL EL SALVADOR			1,783,095
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		810,000	661,673
Gabonese Republic 7% 11/24/2031 (d)		880,000	716,927
TOTAL GABON			1,378,600
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		650,000	634,766
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (s)	EUR	2,271,000	2,706,026
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)		39,468	33,104
Ghana Republic 0% 7/3/2026 (d)		29,360	28,185
Ghana Republic 5% 7/3/2029 (d)(i)		509,070	486,798
Ghana Republic 5% 7/3/2035 (d)(i)		573,580	468,185
TOTAL GHANA			1,016,272
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (d)		385,000	384,423
Republic of Guatemala 4.9% 6/1/2030 (d)		325,000	322,919
Republic of Guatemala 6.125% 6/1/2050 (d)		565,000	525,874
Republic of Guatemala 6.25% 8/15/2036 (d)		870,000	891,120
Republic of Guatemala 6.6% 6/13/2036 (d)		535,000	560,578
Republic of Guatemala 6.875% 8/15/2055 (d)		530,000	531,980
TOTAL GUATEMALA			3,216,894
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		285,000	242,347
Hungary Government 3.125% 9/21/2051 (d)		605,000	364,513
Hungary Government 5.25% 6/16/2029 (d)		610,000	621,590
Hungary Government 5.5% 6/16/2034 (d)		1,025,000	1,027,563
Hungary Government 6.125% 5/22/2028 (d)		385,000	400,785
Hungary Government 6.25% 9/22/2032 (d)		385,000	407,138
Hungary Government 6.75% 9/25/2052 (d)		270,000	282,468
TOTAL HUNGARY			3,346,404
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		645,000	404,898
Indonesia Government 3.5% 2/14/2050		730,000	528,009
Indonesia Government 3.85% 10/15/2030		460,000	450,399
Indonesia Government 4.1% 4/24/2028		705,000	705,936
Indonesia Government 4.2% 10/15/2050		24,000,000	19,440,000
Indonesia Government 4.35% 1/11/2048		655,000	555,113
Indonesia Government 5.125% 1/15/2045 (d)		1,660,000	1,608,125
Indonesia Government 5.25% 1/17/2042 (d)		485,000	481,363
Indonesia Government 5.95% 1/8/2046 (d)		560,000	590,218
Indonesia Government 6.75% 1/15/2044 (d)		380,000	433,427
Indonesia Government 7.75% 1/17/2038 (d)		1,897,000	2,329,990
Indonesia Government 8.5% 10/12/2035 (d)		1,910,000	2,424,268
TOTAL INDONESIA			29,951,746
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	712,028
Israel Government 5.75% 3/12/2054		600,000	554,538
TOTAL ISRAEL			1,266,566
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		250,000	295,043
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	285,000,000	1,835,438
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		155,000	143,763
Jordan Government 7.5% 1/13/2029 (d)		750,000	781,431
Jordan Government 7.75% 1/15/2028 (d)		445,000	462,651
TOTAL JORDAN			1,387,845
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (d)		470,000	395,975
Republic of Kenya 7.25% 2/28/2028 (d)		180,000	181,575
Republic of Kenya 9.5% 3/5/2036 (d)		200,000	197,688
Republic of Kenya 9.75% 2/16/2031 (d)		660,000	694,445
TOTAL KENYA			1,469,683
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(s)		1,113,000	217,592
Lebanon Republic 6.375% (f)(s)		977,000	191,003
Lebanon Republic 8.25% (f)(s)		1,060,000	208,289
TOTAL LEBANON			616,884
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		665,000	585,865
United Mexican States 3.25% 4/16/2030		1,145,000	1,070,480
United Mexican States 3.5% 2/12/2034		1,095,000	934,309
United Mexican States 3.75% 1/11/2028		820,000	806,322
United Mexican States 3.75% 4/19/2071		1,230,000	709,562
United Mexican States 3.771% 5/24/2061		840,000	503,210
United Mexican States 4.5% 4/22/2029		485,000	483,181
United Mexican States 4.875% 5/19/2033		560,000	534,100
United Mexican States 5.75% 10/12/2110		1,085,000	877,765
United Mexican States 6% 5/7/2036		1,050,000	1,053,151
United Mexican States 6.05% 1/11/2040		980,000	947,689
United Mexican States 6.338% 5/4/2053		540,000	498,420
United Mexican States 6.35% 2/9/2035		780,000	807,300
United Mexican States 6.875% 5/13/2037		460,000	483,920
United Mexican States 7.375% 5/13/2055		930,000	972,012
TOTAL MEXICO			11,267,286
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		655,000	655,819
Mongolia Government 7.875% 6/5/2029 (d)		200,000	210,000
TOTAL MONGOLIA			865,819
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		1,890,000	1,992,646
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		870,000	929,160
MULTI-NATIONAL - 0.0%
European Union 0.75% 4/4/2031 (s)	EUR	1,718,000	1,824,948
European Union 2.5% 12/4/2031 (s)	EUR	734,000	849,058
European Union 3.375% 12/12/2035 (s)	EUR	145,000	172,333
European Union 4% 4/4/2044 (s)	EUR	2,060,000	2,465,184
TOTAL MULTI-NATIONAL			5,311,523
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		1,740,000	1,707,915
Republic of Nigeria 6.5% 11/28/2027 (d)		375,000	375,585
Republic of Nigeria 7.143% 2/23/2030 (d)		1,150,000	1,139,650
Republic of Nigeria 7.625% 11/21/2025 (d)		905,000	904,692
Republic of Nigeria 7.696% 2/23/2038 (d)		480,000	436,800
Republic of Nigeria 7.875% 2/16/2032 (d)		810,000	799,624
TOTAL NIGERIA			5,364,266
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		1,800,000	1,840,500
Oman Sultanate 6% 8/1/2029 (d)		720,000	756,101
Oman Sultanate 6.25% 1/25/2031 (d)		520,000	557,144
Oman Sultanate 6.5% 3/8/2047 (d)		300,000	315,450
Oman Sultanate 6.75% 1/17/2048 (d)		956,000	1,021,919
Oman Sultanate 7% 1/25/2051 (d)		230,000	253,503
TOTAL OMAN			4,744,617
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		1,205,000	1,197,770
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		750,000	739,125
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		1,165,000	1,099,469
TOTAL PAKISTAN			3,036,364
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	518,368
Panamanian Republic 3.87% 7/23/2060		1,055,000	639,330
Panamanian Republic 4.5% 4/16/2050		1,455,000	1,033,858
Panamanian Republic 6.4% 2/14/2035		370,000	372,219
Panamanian Republic 7.875% 3/1/2057		545,000	583,224
Panamanian Republic 8% 3/1/2038		575,000	635,663
TOTAL PANAMA			3,782,662
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		320,000	277,840
Republic of Paraguay 4.95% 4/28/2031 (d)		1,050,000	1,050,656
Republic of Paraguay 5.4% 3/30/2050 (d)		330,000	290,458
Republic of Paraguay 6% 2/9/2036 (d)		355,000	368,668
Republic of Paraguay 6.65% 3/4/2055 (d)		325,000	335,868
TOTAL PARAGUAY			2,323,490
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,190,150
Peruvian Republic 3% 1/15/2034		610,000	523,459
Peruvian Republic 3.3% 3/11/2041		700,000	530,068
TOTAL PERU			2,243,677
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	437,567
Philippine Republic 2.95% 5/5/2045		270,000	188,495
Philippine Republic 5% 7/17/2033		360,000	367,790
Philippine Republic 5.5% 1/17/2048		320,000	320,000
Philippine Republic 5.6% 5/14/2049		555,000	557,991
Philippine Republic 5.609% 4/13/2033		520,000	550,550
Philippine Republic 5.95% 10/13/2047		830,000	875,941
TOTAL PHILIPPINES			3,298,334
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		335,000	342,621
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		315,000	332,483
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		925,000	936,100
Republic of Poland 5.5% 3/18/2054		540,000	506,471
Republic of Poland 5.5% 4/4/2053		370,000	346,176
Republic of Poland 5.75% 11/16/2032		725,000	766,956
TOTAL POLAND			3,230,807
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		1,880,000	1,603,573
State of Qatar 4.625% 6/2/2046 (d)		1,255,000	1,130,499
State of Qatar 4.817% 3/14/2049 (d)		975,000	891,625
State of Qatar 5.103% 4/23/2048 (d)		2,335,000	2,229,759
State of Qatar 9.75% 6/15/2030 (d)		413,000	513,541
TOTAL QATAR			6,368,997
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (s)	EUR	425,000	421,383
Romanian Republic 3% 2/27/2027 (d)		487,000	474,216
Romanian Republic 3.625% 3/27/2032 (d)		652,000	573,147
Romanian Republic 4% 2/14/2051 (d)		715,000	458,494
Romanian Republic 5.75% 9/16/2030 (d)		704,000	710,172
Romanian Republic 5.875% 7/11/2032 (s)	EUR	1,725,000	2,062,234
Romanian Republic 6.375% 9/18/2033 (s)	EUR	1,200,000	1,474,959
Romanian Republic 6.625% 2/17/2028 (d)		385,000	400,304
Romanian Republic 7.125% 1/17/2033 (d)		365,000	387,854
Romanian Republic 7.5% 2/10/2037 (d)		1,064,000	1,129,968
TOTAL ROMANIA			8,092,731
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,015,000	890,663
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		1,240,000	1,051,198
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		5,890,000	5,574,414
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		1,940,000	1,214,750
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		975,000	675,675
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		1,150,000	963,476
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		4,190,000	3,325,414
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		850,000	718,675
TOTAL SAUDI ARABIA			13,523,602
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		860,000	638,017
Republic of Senegal 6.75% 3/13/2048 (d)		370,000	235,065
TOTAL SENEGAL			873,082
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		1,110,000	957,028
Republic of Serbia 6% 6/12/2034 (d)		385,000	394,240
Republic of Serbia 6.5% 9/26/2033 (d)		725,000	770,313
TOTAL SERBIA			2,121,581
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	480,444
South African Republic 4.85% 9/30/2029		335,000	326,935
South African Republic 5% 10/12/2046		670,000	471,037
South African Republic 5.65% 9/27/2047		480,000	365,330
South African Republic 5.75% 9/30/2049		1,070,000	812,039
South African Republic 5.875% 4/20/2032		675,000	668,935
South African Republic 7.1% 11/19/2036 (d)		885,000	891,195
TOTAL SOUTH AFRICA			4,015,915
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		419,911	386,318
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		1,197,695	995,584
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		579,179	485,786
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		289,466	242,428
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		162,088	115,893
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		305,357	290,471
TOTAL SRI LANKA			2,516,480
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,280,000	1,277,107
Turkish Republic 4.75% 1/26/2026		1,500,000	1,500,000
Turkish Republic 4.875% 10/9/2026		1,395,000	1,393,646
Turkish Republic 4.875% 4/16/2043		1,675,000	1,220,238
Turkish Republic 5.125% 2/17/2028		370,000	367,456
Turkish Republic 5.25% 3/13/2030		315,000	305,226
Turkish Republic 5.75% 5/11/2047		677,000	524,506
Turkish Republic 5.875% 6/26/2031		365,000	355,930
Turkish Republic 6% 1/14/2041		1,490,000	1,275,440
Turkish Republic 6% 3/25/2027		235,000	238,085
Turkish Republic 6.625% 2/17/2045		640,000	562,835
Turkish Republic 7.125% 7/17/2032		450,000	459,441
Turkish Republic 7.25% 5/29/2032		410,000	423,325
Turkish Republic 7.625% 5/15/2034		620,000	651,496
Turkish Republic 9.125% 7/13/2030		705,000	793,478
Turkish Republic 9.375% 1/19/2033		2,095,000	2,411,073
Turkish Republic 9.375% 3/14/2029		1,725,000	1,918,407
Turkish Republic 9.875% 1/15/2028		1,960,000	2,147,670
TOTAL TURKEY			17,825,359
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		213,481	107,808
Ukraine Government 0% 2/1/2034 (d)(i)		797,754	317,107
Ukraine Government 0% 2/1/2035 (d)(i)		924,158	478,252
Ukraine Government 0% 2/1/2036 (d)(i)		561,797	289,325
Ukraine Government 0% 8/1/2041 (c)(d)		530,000	405,450
Ukraine Government 4.5% 2/1/2029 (d)(i)		768,429	497,558
Ukraine Government 4.5% 2/1/2034 (d)(i)		1,203,417	646,837
Ukraine Government 4.5% 2/1/2035 (d)(i)		927,145	493,705
Ukraine Government 4.5% 2/1/2036 (d)(i)		634,177	334,528
TOTAL UKRAINE			3,570,570
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		1,015,000	672,569
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		3,170,000	2,202,056
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,375,000	1,084,628
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		730,000	737,979
Emirate of Dubai 3.9% 9/9/2050 (s)		1,800,000	1,335,942
Emirate of Dubai 5.25% 1/30/2043 (s)		560,000	547,753
TOTAL UNITED ARAB EMIRATES			6,580,927
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,135,905
Uruguay Republic 5.75% 10/28/2034		555,000	589,410
TOTAL URUGUAY			1,725,315
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		395,000	360,626
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(s)		938,300	208,772
Venezuela Republic 12.75% (f)(s)		199,600	42,361
Venezuela Republic 9.25% (f)		4,549,000	1,043,996
TOTAL VENEZUELA			1,295,129
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		1,343,368	895,261
Republic of Zambia 5.75% 6/30/2033 (d)(i)		96,488	89,874
TOTAL ZAMBIA			985,135
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $255,471,210)			250,102,258

Non-Convertible Corporate Bonds - 23.9%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		475,000	485,391
YPF SA 8.25% 1/17/2034 (d)		475,000	474,216

TOTAL ARGENTINA			959,607
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		2,275,000	2,058,291
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		5,339,000	5,132,085
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(s)	EUR	1,500,000	1,753,850
Westpac Banking Corp 4.11% 7/24/2034 (c)		7,550,000	7,389,653
			16,333,879
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (s)	EUR	1,650,000	1,798,525
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(s)	GBP	2,055,000	2,570,818
TOTAL FINANCIALS			20,703,222

Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)		680,000	646,592
Mineral Resources Ltd 8% 11/1/2027 (d)		1,830,000	1,862,623
Mineral Resources Ltd 8.125% 5/1/2027 (d)		1,707,000	1,707,970
Mineral Resources Ltd 8.5% 5/1/2030 (d)		1,660,000	1,722,964
Mineral Resources Ltd 9.25% 10/1/2028 (d)		855,000	893,832
			6,833,981
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	2,190,000	1,526,750
TOTAL AUSTRALIA			29,063,953
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (s)	EUR	425,000	504,525
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		1,554,000	1,569,734
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (s)		400,000	426,376

TOTAL AZERBAIJAN			1,996,110
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		903,000	930,966
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		475,000	506,621

TOTAL BAHRAIN			1,437,587
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		1,830,000	1,780,218
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,200,000	1,192,068
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (s)	EUR	2,200,000	2,594,088
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (s)	EUR	2,100,000	2,516,232
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (s)	EUR	2,000,000	2,338,628
TOTAL BELGIUM			8,641,016
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		605,000	664,465
NBM US Holdings Inc 6.625% 8/6/2029 (d)		1,065,000	1,073,031
			1,737,496
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		880,000	794,200
TOTAL CONSUMER STAPLES			2,531,696

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		726,034	699,715
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		1,868,976	2,039,458
			2,739,173
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		1,756,002	1,489,595
PRIO Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		575,000	574,016
			2,063,611
TOTAL ENERGY			4,802,784

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		570,000	584,734
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)		1,640,000	1,377,190
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		790,000	827,920
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (f)		597,794	5,978
Azul Secured Finance LLP 11.93% (f)		1,151,526	279,015
			284,993
TOTAL INDUSTRIALS			2,490,103

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		560,000	323,400
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		1,040,000	740,168
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		420,000	300,170
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		810,000	615,600
			1,979,338
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		985,000	947,078
CSN Resources SA 5.875% 4/8/2032 (d)		660,000	553,575
CSN Resources SA 8.875% 12/5/2030 (d)		305,000	304,314
ERO Copper Corp 6.5% 2/15/2030 (d)		2,813,000	2,742,675
Nexa Resources SA 6.6% 4/8/2037 (d)		435,000	445,826
Nexa Resources SA 6.75% 4/9/2034 (d)		275,000	289,780
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		4,816,072	4,782,119
Usiminas International Sarl 7.5% 1/27/2032 (d)		1,065,000	1,072,988
Vale Overseas Ltd 6.4% 6/28/2054		960,000	955,680
			12,094,035
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		610,000	642,025
Suzano Austria GmbH 3.75% 1/15/2031		460,000	430,551
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,347,533
			2,420,109
TOTAL MATERIALS			16,493,482

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		335,000	356,858
TOTAL BRAZIL			27,259,657
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		2,430,000	2,428,518
Golar LNG Ltd 7.75% 9/19/2029 (d)(s)		1,600,000	1,611,280

TOTAL CAMEROON			4,039,798
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		1,217,000	1,238,097
TELUS Corp 7% 10/15/2055 (c)		609,000	624,944
			1,863,041
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		488,000	500,581
Rogers Communications Inc 7.125% 4/15/2055 (c)		488,000	506,581
			1,007,162
TOTAL COMMUNICATION SERVICES			2,870,203

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,949,000	1,822,351
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,030,000	3,066,060
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,510,000	1,546,633
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		64,000	64,464
			6,499,508
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		1,802,000	1,337,984
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		1,530,000	1,494,962
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,058,054
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	8,520,647
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,217,336
Cenovus Energy Inc 6.75% 11/15/2039		547,000	592,576
Parkland Corp 4.5% 10/1/2029 (d)		730,000	708,923
Parkland Corp 4.625% 5/1/2030 (d)		2,980,000	2,884,475
Parkland Corp 6.625% 8/15/2032 (d)		900,000	926,934
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		1,355,000	1,416,235
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		179,000	186,267
			22,006,409
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(s)	EUR	5,600,000	6,549,479
Royal Bank of Canada 3.125% 9/27/2031 (c)(s)	EUR	2,200,000	2,574,362
			9,123,841
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		730,000	729,358
TOTAL FINANCIALS			9,853,199

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (d)		1,080,000	1,123,050
Bombardier Inc 7% 6/1/2032 (d)		235,000	245,381
Bombardier Inc 7.25% 7/1/2031 (d)		935,000	985,758
Bombardier Inc 8.75% 11/15/2030 (d)		1,035,000	1,115,406
			3,469,595
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		2,130,000	2,220,425
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		540,000	579,256
TOTAL INDUSTRIALS			6,269,276

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		855,000	805,955
Open Text Corp 3.875% 2/15/2028 (d)		250,000	243,000
Open Text Holdings Inc 4.125% 12/1/2031 (d)(t)		2,180,000	2,005,664
Open Text Holdings Inc 4.125% 2/15/2030 (d)(t)		1,460,000	1,378,313
			4,432,932
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,294,000	3,279,359
Methanex Corp 5.25% 12/15/2029		245,000	243,407
Methanex Corp 5.65% 12/1/2044		1,729,000	1,439,190
			4,961,956
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		815,000	814,430
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		1,445,000	1,483,899
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		490,000	511,382
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		895,000	888,859
			2,884,140
TOTAL MATERIALS			8,660,526

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,910,428
TOTAL CANADA			64,840,465
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		3,446,000	3,363,089
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		310,000	286,558
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,108,000	1,066,062
			1,352,620
TOTAL COMMUNICATION SERVICES			4,715,709

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		375,000	386,366
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		545,000	568,163
			954,529
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		1,210,000	1,231,637
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		1,255,000	1,119,586
Antofagasta PLC 5.625% 5/13/2032 (d)		360,000	366,674
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		155,000	145,235
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		405,000	379,941
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		1,790,000	1,217,200
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		500,000	492,700
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		375,000	385,875
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		545,000	537,370
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		585,000	618,930
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		435,000	450,042
			5,713,553
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		420,000	434,007
Inversiones CMPC SA 3% 4/6/2031 (d)		460,000	410,693
Inversiones CMPC SA 6.125% 2/26/2034 (d)		400,000	414,268
			1,258,968
TOTAL MATERIALS			6,972,521

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		342,127	345,582
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		295,350	308,180
			653,762
TOTAL CHILE			14,528,158
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		350,000	346,287
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		745,000	690,362
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		260,000	259,209
			1,295,858
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		675,000	652,826
Prosus NV 3.061% 7/13/2031 (d)		685,000	612,726
Prosus NV 3.68% 1/21/2030 (d)		840,000	798,000
Prosus NV 4.027% 8/3/2050 (d)		1,110,000	759,240
Prosus NV 4.193% 1/19/2032 (d)		455,000	431,253
			3,254,045
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (d)		525,000	526,442
TOTAL CONSUMER DISCRETIONARY			3,780,487

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		890,000	892,207
TOTAL CHINA			5,968,552
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		1,575,000	1,435,613
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		802,000	782,752
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		4,455,000	1,653,918
Ecopetrol SA 4.625% 11/2/2031		600,000	526,248
Ecopetrol SA 8.375% 1/19/2036		550,000	556,160
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,717,243
Geopark Ltd 5.5% 1/17/2027 (d)		1,020,000	958,800
Geopark Ltd 8.75% 1/31/2030 (d)		800,000	725,000
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(t)		2,990,000	2,433,232
			9,570,601
TOTAL ENERGY			10,353,353

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		555,000	594,272
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		1,080,000	1,117,800
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		4,165,000	3,821,388
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		405,000	417,303
Termocandelaria Power SA 7.75% 9/17/2031 (d)		765,000	787,950
			5,026,641
TOTAL COLOMBIA			18,527,679
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		2,019,000	2,044,607
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		720,000	765,360
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		845,000	864,807
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (d)		900,000	923,062
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (s)	EUR	1,025,000	990,616
TOTAL CZECH REPUBLIC			1,913,678
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (s)	EUR	1,425,000	1,662,930
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (s)	EUR	800,000	973,800
TOTAL CONSUMER STAPLES			2,636,730

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(s)	EUR	4,355,000	5,250,134
Jyske Bank A/S 5.125% 5/1/2035 (c)(s)	EUR	1,052,000	1,301,197
			6,551,331
TOTAL DENMARK			9,188,061
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		565,000	589,368
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		2,395,000	2,496,486
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		965,000	926,730
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (s)	EUR	300,000	358,896
Citycon Treasury BV 5.375% 7/8/2031 (s)	EUR	500,000	602,632
			961,528
TOTAL FINLAND			4,384,744
FRANCE - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		4,090,000	3,507,175
Altice France SA 5.125% 7/15/2029 (d)		3,770,000	3,223,350
Altice France SA 5.5% 1/15/2028 (d)		1,270,000	1,117,600
Altice France SA 5.5% 10/15/2029 (d)		3,170,000	2,718,275
Maya SAS/Paris France 7% 4/15/2032 (d)		1,130,000	1,162,312
Maya SAS/Paris France 8.5% 4/15/2031 (d)		1,824,000	1,962,872
			13,691,584
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (s)	EUR	1,300,000	1,515,594
TOTAL COMMUNICATION SERVICES			15,207,178

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(s)	EUR	500,000	592,099
RCI Banque SA 5.5% 10/9/2034 (c)(s)	EUR	1,200,000	1,473,785
			2,065,884
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		2,900,000	3,079,475
Viridien 10% 10/15/2030 (d)		1,400,000	1,399,062
			4,478,537
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		5,025,000	4,702,306
BNP Paribas SA 3.945% 2/18/2037 (c)(s)	EUR	3,900,000	4,524,480
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		16,502,000	17,194,785
BPCE SA 5.716% 1/18/2030 (c)(d)		1,350,000	1,394,903
BPCE SA 7.003% 10/19/2034 (c)(d)		1,105,000	1,219,929
Societe Generale SA 1.488% 12/14/2026 (c)(d)		18,670,000	18,499,708
Societe Generale SA 5.5% 4/13/2029 (c)(d)		11,268,000	11,517,478
			59,053,589
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (s)	EUR	1,000,000	1,072,740
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (s)	EUR	800,000	1,000,526
Electricite de France SA 5.5% 1/25/2035 (s)	GBP	1,700,000	2,209,989
			3,210,515
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (s)	EUR	1,000,000	1,179,815
Engie SA 4.25% 9/6/2034 (s)	EUR	1,200,000	1,461,944
Veolia Environnement SA 3.324% 6/17/2032 (s)	EUR	3,300,000	3,851,222
			6,492,981
TOTAL UTILITIES			9,703,496

TOTAL FRANCE			91,581,424
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		325,000	301,236
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (s)	EUR	600,000	693,866
Schaeffler AG 4.75% 8/14/2029 (s)	EUR	1,400,000	1,686,957
Schaeffler AG 5.375% 4/1/2031 (s)	EUR	300,000	365,304
ZF Europe Finance BV 4.75% 1/31/2029 (s)	EUR	2,300,000	2,612,407
ZF Europe Finance BV 7% 6/12/2030 (s)	EUR	500,000	597,232
ZF North America Capital Inc 6.75% 4/23/2030 (d)		1,235,000	1,203,725
ZF North America Capital Inc 6.875% 4/14/2028 (d)		700,000	709,034
ZF North America Capital Inc 6.875% 4/23/2032 (d)		740,000	709,587
ZF North America Capital Inc 7.125% 4/14/2030 (d)		700,000	696,879
			9,274,991
Automobiles - 0.0%
Volkswagen International Finance NV 4.125% 9/2/2035 (s)	EUR	1,000,000	1,172,301
TOTAL CONSUMER DISCRETIONARY			10,447,292

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (s)	EUR	1,025,000	1,238,826
Financials - 0.4%
Banks - 0.1%
Commerzbank AG 3.625% 1/14/2032 (c)(s)	EUR	1,200,000	1,420,653
Commerzbank AG 4.875% 10/16/2034 (c)(s)	EUR	1,200,000	1,468,576
Commerzbank AG 8.625% 2/28/2033 (c)(s)	GBP	400,000	580,582
Volkswagen Bank GmbH 3.5% 6/19/2031 (s)	EUR	1,100,000	1,286,030
			4,755,841
Capital Markets - 0.3%
Deutsche Bank AG 4.1% 1/13/2026		3,085,000	3,079,049
Deutsche Bank AG 6.125% 12/12/2030 (c)(s)	GBP	3,600,000	5,043,964
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		29,675,000	27,840,224
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		4,150,000	4,293,063
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		10,050,000	10,574,194
			50,830,494
Financial Services - 0.0%
KfW 1.375% 6/7/2032 (s)	EUR	400,000	431,908
KfW 3.25% 3/24/2031 (s)	EUR	2,190,000	2,664,382
			3,096,290
TOTAL FINANCIALS			58,682,625

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		8,579,000	8,565,519
Bayer US Finance LLC 6.375% 11/21/2030 (d)		2,760,000	2,961,864
Bayer US Finance LLC 6.5% 11/21/2033 (d)		4,420,000	4,736,995
			16,264,378
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,880,000	1,874,666
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (e)	EUR	200,000	233,980
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (e)	EUR	200,000	233,980
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (e)	EUR	100,000	116,990
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (e)	EUR	200,000	233,980
Accentro Real Estate AG 5.625% 2/13/2026 (i)(s)	EUR	2,371,500	1,082,023
Deutsche EuroShop AG 4.5% 10/15/2030 (s)	EUR	700,000	818,057
LEG Immobilien SE 3.875% 1/20/2035 (s)	EUR	800,000	920,634
Sirius Real Estate Ltd 4% 1/22/2032 (s)	EUR	1,200,000	1,391,232
			5,030,876
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (s)	EUR	2,100,000	2,471,672
Amprion GmbH 3.625% 5/21/2031 (s)	EUR	600,000	719,260
Amprion GmbH 3.875% 6/5/2036 (s)	EUR	1,300,000	1,519,169
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(s)	EUR	1,800,000	1,981,350
EnBW International Finance BV 3.5% 7/22/2031 (s)	EUR	933,000	1,120,448
EnBW International Finance BV 3.75% 11/20/2035 (s)	EUR	3,200,000	3,744,853
			11,556,752
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		2,416,000	2,521,005
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (s)	EUR	778,000	916,855
TOTAL UTILITIES			14,994,612

TOTAL GERMANY			108,533,275
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		1,771,000	1,755,061
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		970,000	815,411
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		404,000	382,420
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,915,000	2,170,568
Tullow Oil PLC 10.25% 5/15/2026 (d)		4,149,000	3,494,236

TOTAL GHANA			8,617,696
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		3,250,000	3,343,912
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		1,425,000	1,342,924
Millicom International Cellular SA 4.5% 4/27/2031 (d)		2,820,000	2,624,024
Millicom International Cellular SA 5.125% 1/15/2028 (d)		342,000	339,328
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,210,000	1,247,208
			5,553,484
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		1,280,000	1,247,757
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		705,000	695,764
TOTAL GUATEMALA			7,497,005
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (c)(s)	EUR	995,000	1,088,964
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(s)		3,890,000	3,694,205
			4,783,169
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		605,000	573,446
TOTAL HONG KONG			5,356,615
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		340,000	350,306
OTP Bank Nyrt 8.75% 5/15/2033 (c)(s)		410,000	441,160
			791,466
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (s)		265,000	276,416
TOTAL HUNGARY			1,067,882
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		430,000	438,600
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		480,000	451,815
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,145,000	1,137,844
TOTAL INDIA			2,028,259
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		890,000	893,907
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,005,000	1,053,994
Pertamina Persero PT 4.175% 1/21/2050 (d)		695,000	537,610
			2,485,511
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		315,000	316,024
Freeport Indonesia PT 5.315% 4/14/2032 (d)		1,120,000	1,138,201
Freeport Indonesia PT 6.2% 4/14/2052 (d)		365,000	373,030
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		1,660,000	1,714,265
			3,541,520
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		365,000	369,865
TOTAL INDONESIA			6,396,896
IRELAND - 0.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		4,005,000	4,077,931
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,838,118
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	8,064,529
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	17,363,967
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		6,213,000	6,207,620
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,371,956
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,583,806
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,472,000	1,514,259
			78,944,255
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		1,890,000	1,908,829
GGAM Finance Ltd 6.875% 4/15/2029 (d)		400,000	414,002
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,270,000	1,274,359
GGAM Finance Ltd 8% 6/15/2028 (d)		1,794,000	1,903,298
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (d)		1,170,000	1,240,078
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		1,380,000	1,466,044
			8,206,610
TOTAL FINANCIALS			87,150,865

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		3,220,000	3,211,750
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		21,312,000	21,275,737
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		1,261,000	1,282,340
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		6,739,000	6,914,686
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		7,243,000	7,254,727
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		16,975,000	17,754,115
			57,693,355
TOTAL IRELAND			148,922,151
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(s)		1,960,000	1,937,950
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(s)		1,125,000	1,091,250
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(s)		515,000	483,575
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(s)		450,000	470,212
Energean PLC 6.5% 4/30/2027 (d)		2,640,000	2,610,762
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(s)		960,000	956,160
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(s)		385,000	381,535
			7,931,444
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		623,000	610,679
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	382,613
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,415,000	1,455,074
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		965,000	1,053,100
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,505,000	1,538,286
			5,039,752
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(s)		530,000	486,130
TOTAL ISRAEL			13,457,326
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		3,181,000	3,154,230
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		2,306,000	2,158,162
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		32,489,000	32,561,640
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		1,490,000	1,627,646
			39,501,678
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		1,155,000	1,184,917
Enel Finance International NV 7.5% 10/14/2032 (d)		541,000	620,644
Enel SpA 3.375% (c)(m)(s)	EUR	1,085,000	1,272,736
			3,078,297
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		1,496,000	1,533,117
TOTAL UTILITIES			4,611,414

TOTAL ITALY			44,113,092
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		400,000	411,876
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		320,000	326,400

TOTAL JAMAICA			738,276
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (s)	EUR	900,000	1,065,939
NTT Finance Corp 4.567% 7/16/2027 (d)		2,439,000	2,454,470
NTT Finance Corp 4.62% 7/16/2028 (d)		2,467,000	2,493,323
NTT Finance Corp 4.876% 7/16/2030 (d)		6,492,000	6,592,221
			12,605,953
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		1,470,000	1,552,468
TOTAL JAPAN			14,158,421
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		645,000	571,431
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		370,000	376,801
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		250,000	224,150
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		645,000	587,917

TOTAL KAZAKHSTAN			1,760,299
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		715,000	738,234
POSCO 5.875% 1/17/2033 (d)		305,000	321,334

TOTAL KOREA (SOUTH)			1,059,568
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		595,000	565,622
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		4,670,000	3,700,975
Altice Financing SA 9.625% 7/15/2027 (d)		100,000	93,000
Altice France Holding SA 6% 2/15/2028 (d)		2,811,000	1,011,874
			4,805,849
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	3,764,845
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,795,000	1,851,543
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		1,435,000	1,391,327
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		365,000	380,129
			1,771,456
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,335,000	1,148,457
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (s)	EUR	700,000	848,397
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (s)	EUR	998,000	1,115,529
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (s)	EUR	2,480,000	2,768,631
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (s)	EUR	850,000	1,050,061
Logicor Financing Sarl 0.875% 1/14/2031 (s)	EUR	1,250,000	1,269,663
Logicor Financing Sarl 3.75% 7/14/2032 (s)	EUR	1,400,000	1,622,347
Logicor Financing Sarl 4.25% 7/18/2029 (s)	EUR	1,420,000	1,717,994
P3 Group Sarl 4% 4/19/2032 (s)	EUR	1,100,000	1,296,621
			10,840,846
TOTAL REAL ESTATE			11,689,243

TOTAL LUXEMBOURG			25,031,393
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		860,000	790,125
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		1,050,000	693,011
Petronas Capital Ltd 3.5% 4/21/2030 (d)		335,000	325,670
			1,018,681
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		1,320,000	1,306,232
TOTAL MALAYSIA			3,115,038
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		1,945,000	1,945,000
MEXICO - 1.1%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(s)		2,133,000	790,234
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		660,000	553,575
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		880,000	858,554
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		659,317	632,203
Petroleos Mexicanos 4.5% 1/23/2026		13,054,000	12,955,442
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	41,719,925
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	23,755,160
Petroleos Mexicanos 6.5% 3/13/2027		33,349,000	33,499,071
Petroleos Mexicanos 6.5% 6/2/2041		255,000	207,225
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	3,062,976
Petroleos Mexicanos 6.7% 2/16/2032		31,997,000	30,683,523
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	14,735,223
Petroleos Mexicanos 6.84% 1/23/2030		7,727,000	7,680,638
Petroleos Mexicanos 6.875% 10/16/2025		575,000	574,644
Petroleos Mexicanos 6.875% 8/4/2026		1,070,000	1,074,387
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	12,626,674
Petroleos Mexicanos 7.69% 1/23/2050		31,233,000	26,635,190
			209,842,281
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		820,000	841,238
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		1,895,000	1,922,591
TOTAL FINANCIALS			2,763,829

Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		1,095,000	1,092,602
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		660,000	477,054
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		725,000	609,682
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		1,260,000	1,288,980
			2,375,716
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		700,000	528,045
TOTAL MATERIALS			2,903,761

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		920,293	981,745
Saavi Energia Sarl 8.875% 2/10/2035 (d)		1,380,000	1,466,678
			2,448,423
TOTAL MEXICO			221,253,259
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		515,000	471,369
OCP SA 5.125% 6/23/2051 (d)		565,000	445,141
OCP SA 6.1% 4/30/2030 (d)		525,000	540,750
OCP SA 6.75% 5/2/2034 (d)		480,000	506,702
OCP SA 6.875% 4/25/2044 (d)		570,000	566,928
OCP SA 7.5% 5/2/2054 (d)		365,000	377,151

TOTAL MOROCCO			2,908,041
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.375% 5/15/2030 (s)	EUR	155,000	181,078
European Investment Bank 2.5% 5/14/2032 (s)	EUR	425,000	492,344

TOTAL MULTI-NATIONAL			673,422
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (s)	EUR	400,000	468,088
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		660,000	619,384
TOTAL COMMUNICATION SERVICES			1,087,472

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (s)	EUR	400,000	503,963
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (s)	EUR	1,700,000	1,782,065
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(d)		2,324,000	2,444,770
ING Groep NV 3% 8/17/2031 (c)(s)	EUR	7,200,000	8,338,140
			12,564,975
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(s)		2,399,000	2,414,363
TOTAL FINANCIALS			14,979,338

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,412,000	5,409,047
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		15,607,000	15,507,157
			20,916,204
TOTAL NETHERLANDS			37,486,977
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,504,000	1,477,680
IHS Holding Ltd 6.25% 11/29/2028 (d)		403,000	398,340
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,805,000	1,840,992
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,175,000	1,208,558
			4,925,570
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		520,000	534,139
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		268,115	268,785
TOTAL NIGERIA			5,728,494
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		615,000	638,689
TGS ASA 8.5% 1/15/2030 (d)		1,195,000	1,219,425
			1,858,114
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (c)(s)	EUR	790,000	870,601
TOTAL NORWAY			2,728,715
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		2,960,000	3,008,100
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		1,750,000	1,653,960
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		4,400,000	4,619,415
TOTAL COMMUNICATION SERVICES			9,281,475

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		295,000	225,232
TOTAL PANAMA			9,506,707
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		899,000	897,598
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		715,000	703,167
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		900,000	916,290
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (d)		1,230,200	1,300,198
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		685,000	704,522
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		2,763,000	2,809,557
			3,514,079
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		920,000	929,821
TOTAL PERU			7,363,555
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		875,000	905,381
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (s)	EUR	2,175,000	2,321,199
TOTAL POLAND			3,226,580
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (c)(s)	EUR	1,200,000	1,416,564
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		775,000	445,557
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		360,000	224,472

TOTAL PUERTO RICO			670,029
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		560,000	510,675
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,205,000	2,137,555
QatarEnergy 2.25% 7/12/2031 (d)		2,080,000	1,846,028
QatarEnergy 3.125% 7/12/2041 (d)		2,485,000	1,868,097
QatarEnergy 3.3% 7/12/2051 (d)		1,545,000	1,053,290
			6,904,970
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		528,515	559,238
TOTAL QATAR			7,974,883
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(s)		600,000	30,000
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		2,488,129	2,262,642
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		1,880,000	1,694,576
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		1,205,000	791,179
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		645,000	400,838
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		2,140,000	2,082,455
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		2,995,000	2,685,287
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		315,000	298,894
Saudi Arabian Oil Co 6.375% 6/2/2055 (s)		1,455,000	1,499,465
			11,715,336
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (s)		1,200,000	1,215,756
Gaci First Investment Co 5.25% 10/13/2032 (s)		405,000	417,363
			1,633,119
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		940,000	973,370
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		715,000	740,025
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		1,960,000	2,068,525
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		535,000	568,122
			4,350,042
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		1,085,000	1,114,704
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (s)		705,000	705,987
TOTAL SAUDI ARABIA			19,519,188
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		865,000	869,934
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,580,000	3,964,585
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		456,000	459,173
TOTAL COMMUNICATION SERVICES			4,423,758

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		420,000	440,108
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,440,000	1,426,954
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	299,292
Sasol Financing USA LLC 6.5% 9/27/2028		215,000	209,356
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		200,000	201,743
			2,137,345
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		625,000	642,426
TOTAL MATERIALS			2,779,771

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (d)		1,080,000	1,102,950
Eskom Holdings 8.45% 8/10/2028 (d)		825,000	875,787
			1,978,737
TOTAL SOUTH AFRICA			9,622,374
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		2,200,000	2,311,341
CaixaBank SA 3.625% 9/19/2032 (c)(s)	EUR	2,400,000	2,839,861
CaixaBank SA 5.673% 3/15/2030 (c)(d)		1,215,000	1,263,060
			6,414,262
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		1,215,000	1,177,356
TOTAL SPAIN			7,591,618
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (s)	EUR	950,000	1,025,343
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)		11,454,000	11,148,110
UBS Group AG 2.125% 11/15/2029 (c)(s)	GBP	1,300,000	1,627,323
UBS Group AG 4.125% 6/9/2033 (c)(s)	EUR	200,000	243,252
UBS Group AG 4.125% 9/24/2025 (d)		6,852,000	6,849,433
UBS Group AG 4.75% 3/17/2032 (c)(s)	EUR	6,120,000	7,679,055
UBS Group AG 6.537% 8/12/2033 (c)(d)		30,000,000	32,897,586
			60,444,759
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		1,600,000	1,605,010
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(s)		2,500,000	2,241,345
			3,846,355
TOTAL FINANCIALS			64,291,114

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		2,873,000	2,765,436
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		1,590,000	1,607,050
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		900,000	935,977
			5,308,463
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		1,497,000	1,375,868
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		435,000	364,876
			1,740,744
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (s)	EUR	550,000	654,003
TOTAL MATERIALS			2,394,747

TOTAL SWITZERLAND			71,994,324
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		3,560,000	3,684,600
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		655,000	438,778
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		680,000	690,771
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		555,000	582,750
			1,273,521
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		350,000	367,283
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		460,000	454,163
TOTAL TURKEY			2,094,967
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		356,106	280,433
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		700,000	655,375
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		689,235	619,967
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		2,575,000	2,241,872
			3,517,214
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		880,000	843,155
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		430,000	452,953
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		740,000	700,919
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		545,000	532,244
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		965,000	891,718
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		510,000	538,371
Sobha Sukuk Ltd 8.75% 7/17/2028 (s)		435,000	453,527
			4,412,887
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		1,415,000	1,368,570
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		785,000	757,636
			2,126,206
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(s)		660,000	687,225
Alpha Star Holding IX Ltd 7% 8/26/2028 (s)		710,000	726,067
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (s)		460,000	477,969
			1,891,261
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		795,000	624,075
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		555,000	556,288
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		620,000	621,308
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		880,000	859,100
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		305,000	312,448
			2,973,219
TOTAL UNITED ARAB EMIRATES			14,920,787
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		565,000	588,544
Virgin Media Finance PLC 5% 7/15/2030 (d)		1,098,000	1,004,174
			1,592,718
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		1,400,000	1,314,324
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,765,000	1,629,101
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		150,000	156,910
Vodafone Group PLC 4.875% 10/3/2078 (c)(s)	GBP	2,300,000	3,106,633
			4,892,644
TOTAL COMMUNICATION SERVICES			7,799,686

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		1,055,000	1,107,750
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,450,000	1,550,861
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		1,505,000	1,568,905
			4,227,516
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (s)	GBP	1,100,000	1,200,135
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (s)	GBP	935,000	1,211,134
Whitbread Group PLC 2.375% 5/31/2027 (s)	GBP	915,000	1,183,140
			2,394,274
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (s)	GBP	1,590,000	1,805,006
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		1,895,000	1,918,843
TOTAL CONSUMER DISCRETIONARY			11,545,774

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,348,767
BAT International Finance PLC 4.125% 4/12/2032 (s)	EUR	4,380,000	5,288,158
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (s)	EUR	2,850,000	3,614,432
Imperial Brands Finance PLC 3.875% 2/12/2034 (s)	EUR	1,525,000	1,765,400
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		7,555,000	7,800,955
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,582,862
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,496,757
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,643,404
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,077,158
			50,617,893
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		5,615,000	6,199,538
Financials - 0.8%
Banks - 0.8%
Barclays PLC 3.543% 8/14/2031 (c)(s)	EUR	2,352,000	2,774,674
Barclays PLC 5.088% 6/20/2030 (c)		14,797,000	15,007,490
Barclays PLC 5.2% 5/12/2026		6,970,000	6,996,722
Barclays PLC 5.69% 3/12/2030 (c)		15,000,000	15,607,923
Barclays PLC 5.829% 5/9/2027 (c)		23,950,000	24,167,106
Barclays PLC 6.224% 5/9/2034 (c)		13,560,000	14,473,373
Barclays PLC 6.49% 9/13/2029 (c)		18,477,000	19,585,506
Barclays PLC 8.407% 11/14/2032 (c)(s)	GBP	600,000	865,428
HSBC Holdings PLC 4.787% 3/10/2032 (c)(s)	EUR	2,340,000	2,931,699
HSBC Holdings PLC 4.856% 5/23/2033 (c)(s)	EUR	3,000,000	3,783,387
HSBC Holdings PLC 5.813% 5/22/2033 (c)(s)	GBP	275,000	380,918
HSBC Holdings PLC 8.201% 11/16/2034 (c)(s)	GBP	1,900,000	2,816,539
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(s)	EUR	2,900,000	3,635,179
NatWest Group PLC 2.105% 11/28/2031 (c)(s)	GBP	3,085,000	4,046,961
NatWest Group PLC 3.073% 5/22/2028 (c)		9,805,000	9,618,042
NatWest Group PLC 4.8% 4/5/2026		9,111,000	9,135,387
NatWest Group PLC 7.416% 6/6/2033 (c)(s)	GBP	1,550,000	2,206,181
Standard Chartered PLC 3.864% 3/17/2033 (c)(s)	EUR	1,400,000	1,658,678
Virgin Money UK PLC 7.625% 8/23/2029 (c)(s)	GBP	1,665,000	2,426,587
			142,117,780
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (s)	EUR	1,950,000	2,293,087
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (c)(s)	EUR	800,000	949,458
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (s)	GBP	1,425,000	2,188,056
TOTAL FINANCIALS			147,548,381

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		145,000	139,076
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (s)	EUR	2,035,000	2,049,651
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (s)	GBP	552,000	735,625
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (s)	GBP	1,905,000	2,589,354
TOTAL INDUSTRIALS			5,374,630

Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		650,000	93,184
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (s)	GBP	900,000	1,210,909
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (s)	EUR	1,150,000	1,347,405
NGG Finance PLC 2.125% 9/5/2082 (c)(s)	EUR	2,315,000	2,653,845
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (s)	EUR	1,950,000	2,285,306
			6,286,556
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		2,370,000	2,403,886
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		1,390,000	1,435,175
			3,839,061
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (s)	GBP	695,000	837,523
Anglian Water Services Financing PLC 5.875% 6/20/2031 (s)	GBP	1,605,000	2,213,462
Anglian Water Services Financing PLC 6.25% 9/12/2044 (s)	GBP	515,000	652,575
Anglian Water Services Financing PLC 6.293% 7/30/2030 (s)	GBP	1,225,000	1,715,782
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	200,000	281,281
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (s)	EUR	2,150,000	2,514,437
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (s)	GBP	575,000	723,770
South West Water Finance PLC 5.75% 12/11/2032 (s)	GBP	325,000	445,852
SW Finance I PLC 6.875% 8/7/2032 (s)	GBP	1,300,000	1,771,468
SW Finance I PLC 7.375% 12/12/2041 (s)	GBP	999,000	1,329,081
United Utilities Water Finance PLC 3.5% 2/27/2033 (s)	EUR	1,275,000	1,482,030
Wessex Water Services Finance PLC 6.125% 9/19/2034 (s)	GBP	1,300,000	1,757,580
Yorkshire Water Finance PLC 6% 7/22/2033 (s)	GBP	1,300,000	1,746,624
			17,471,465
TOTAL UTILITIES			27,597,082

TOTAL UNITED KINGDOM			258,126,153
UNITED STATES - 17.5%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.4%
AT&T Inc 3.8% 12/1/2057		8,798,000	6,054,252
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		505,000	498,219
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		295,000	292,338
Connect Holding II LLC 10.5% 4/3/2031 (d)		1,010,000	994,030
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		440,000	438,857
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		96,000	100,333
Level 3 Financing Inc 10% 10/15/2032 (d)		250,000	250,938
Level 3 Financing Inc 3.625% 1/15/2029 (d)		605,000	514,250
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,320,000	1,102,200
Level 3 Financing Inc 3.875% 10/15/2030 (d)		695,000	590,750
Level 3 Financing Inc 4% 4/15/2031 (d)		265,000	221,937
Level 3 Financing Inc 4.25% 7/1/2028 (d)		250,000	229,374
Level 3 Financing Inc 4.5% 4/1/2030 (d)		3,085,000	2,768,788
Level 3 Financing Inc 4.875% 6/15/2029 (d)		625,000	582,813
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,735,000	2,759,547
Level 3 Financing Inc 7% 3/31/2034 (d)		2,295,000	2,310,587
Lumen Technologies Inc 4.125% 4/15/2030 (d)		360,000	352,800
Lumen Technologies Inc 4.5% 1/15/2029 (d)		264,000	240,239
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	44,452,259
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	27,558,182
Verizon Communications Inc 4.78% 2/15/2035		2,599,000	2,534,214
			94,846,907
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	450,000	515,045
Alphabet Inc 3.875% 5/6/2045	EUR	500,000	567,311
Alphabet Inc 4% 5/6/2054	EUR	400,000	447,286
Snap Inc 6.875% 3/1/2033 (d)(t)		1,069,000	1,080,112
Snap Inc 6.875% 3/15/2034 (d)		575,000	576,502
			3,186,256
Media - 1.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		1,680,000	1,394,516
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		2,020,000	1,753,920
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		2,079,000	1,917,700
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		799,000	730,650
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		3,295,000	2,939,008
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)(t)		1,305,000	1,235,262
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(t)		3,140,000	2,912,751
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)(t)		1,505,000	1,493,312
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,774,153
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		14,572,000	13,700,180
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		7,000,000	5,415,863
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	9,663,041
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	23,641,522
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	16,520,982
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	9,119,604
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	11,891,865
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,988,000	6,352,011
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	1,998,408
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		1,720,000	1,747,138
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		1,720,000	1,750,706
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,240,000	1,152,819
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,790,000	1,864,589
CMG Media Corp 8.875% 6/18/2029 (d)		440,000	409,958
Comcast Corp 6.45% 3/15/2037		797,000	882,631
CSC Holdings LLC 3.375% 2/15/2031 (d)		4,665,000	2,983,728
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,490,000	976,304
CSC Holdings LLC 4.5% 11/15/2031 (d)		630,000	408,690
CSC Holdings LLC 4.625% 12/1/2030 (d)		3,960,000	1,734,946
CSC Holdings LLC 5.375% 2/1/2028 (d)		1,375,000	1,261,873
DISH DBS Corp 5.125% 6/1/2029		4,818,000	3,977,262
DISH DBS Corp 5.25% 12/1/2026 (d)		240,000	232,809
DISH DBS Corp 7.375% 7/1/2028		890,000	805,450
DISH DBS Corp 7.75% 7/1/2026		360,000	350,100
DISH Network Corp 11.75% 11/15/2027 (d)		1,519,000	1,605,991
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		1,255,000	1,229,526
EchoStar Corp 10.75% 11/30/2029		1,957,983	2,107,279
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		7,690,776	7,587,489
EW Scripps Co/The 9.875% 8/15/2030 (d)		620,000	582,824
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		1,670,000	1,762,226
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	8,301,062
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,253,936
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,736,556
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	17,623,922
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	15,307,899
Univision Communications Inc 8% 8/15/2028 (d)		1,090,000	1,131,340
Univision Communications Inc 8.5% 7/31/2031 (d)(t)		5,375,000	5,538,729
Univision Communications Inc 9.375% 8/1/2032 (d)		3,210,000	3,380,425
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	650,000	676,304
			211,819,259
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,749,614
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,868,418
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,528,312
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,487,669
			48,634,013
TOTAL COMMUNICATION SERVICES			358,486,435

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		1,185,000	1,234,112
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		1,055,000	1,093,212
Patrick Industries Inc 6.375% 11/1/2032 (d)		610,000	618,786
			2,946,110
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		3,145,000	2,971,679
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		2,470,000	2,500,661
			5,472,340
Broadline Retail - 0.0%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		1,330,000	1,325,422
Nordstrom Inc 4.25% 8/1/2031 (t)		1,180,000	1,039,462
Nordstrom Inc 4.375% 4/1/2030		610,000	561,769
Saks Global Enterprises LLC 11% 12/15/2029 (d)		1,890,810	746,681
Wayfair LLC 7.25% 10/31/2029 (d)(t)		3,145,000	3,206,733
Wayfair LLC 7.75% 9/15/2030 (d)(t)		3,851,000	3,978,677
			10,858,744
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		585,000	590,813
Sotheby's 7.375% 10/15/2027 (d)		1,965,000	1,943,371
StoneMor Inc 8.5% 5/15/2029 (d)		2,765,000	2,667,477
TKC Holdings Inc 10.5% 5/15/2029 (d)		2,264,000	2,311,510
TKC Holdings Inc 6.875% 5/15/2028 (d)		2,109,000	2,118,547
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(t)		2,730,000	2,728,471
			12,360,189
Hotels, Restaurants & Leisure - 0.3%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		1,555,000	1,612,665
Caesars Entertainment Inc 6% 10/15/2032 (d)(t)		1,645,000	1,612,845
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		2,200,000	2,255,405
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,921,000	1,986,541
Carnival Corp 5.75% 3/15/2030 (d)		2,085,000	2,137,446
Carnival Corp 5.75% 8/1/2032 (d)		230,000	234,025
Carnival Corp 5.875% 6/15/2031 (d)		2,375,000	2,434,719
Carnival Corp 6% 5/1/2029 (d)		1,725,000	1,747,368
Carnival Corp 6.125% 2/15/2033 (d)		2,560,000	2,628,836
CEC Entertainment LLC 6.75% 5/1/2026 (d)		1,980,000	1,971,936
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		3,920,000	3,686,563
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		625,000	570,480
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		2,295,000	2,313,934
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		620,000	632,730
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		525,000	534,610
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(t)		725,000	744,613
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		2,300,000	2,346,913
Life Time Inc 6% 11/15/2031 (d)		2,090,000	2,112,230
Lindblad Expeditions LLC 7% 9/15/2030 (d)		660,000	675,907
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		1,385,000	1,113,807
McDonald's Corp 3.5% 5/21/2032 (s)	EUR	1,875,000	2,210,294
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,519,399
MGM Resorts International 6.5% 4/15/2032 (t)		1,185,000	1,216,107
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		1,120,000	1,179,855
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		1,125,000	1,162,581
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,175,000	1,211,793
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		1,285,000	1,282,686
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,095,000	1,103,938
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,200,000	1,219,174
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,040,000	2,092,981
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		2,320,000	2,394,426
Station Casinos LLC 6.625% 3/15/2032 (d)		1,175,000	1,208,522
Times Square Hotel Trust 8.528% 8/1/2026 (d)		118,819	119,179
Travel + Leisure Co 6.125% 9/1/2033 (d)		575,000	577,098
Viking Cruises Ltd 9.125% 7/15/2031 (d)		440,000	474,059
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	474,680
Yum! Brands Inc 4.625% 1/31/2032		1,960,000	1,894,587
Yum! Brands Inc 5.375% 4/1/2032		510,000	513,053
			57,207,985
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		690,000	661,484
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		575,000	576,129
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		935,000	950,288
LGI Homes Inc 4% 7/15/2029 (d)(t)		780,000	712,973
LGI Homes Inc 7% 11/15/2032 (d)		2,640,000	2,574,674
LGI Homes Inc 8.75% 12/15/2028 (d)		595,000	623,249
New Home Co Inc/The 8.5% 11/1/2030 (d)		720,000	746,760
Newell Brands Inc 6.375% 5/15/2030 (t)		1,060,000	1,046,061
Newell Brands Inc 6.625% 5/15/2032 (t)		733,000	715,932
Newell Brands Inc 6.625% 9/15/2029 (t)		715,000	718,475
Newell Brands Inc 6.875% 4/1/2036 (i)		290,000	283,380
Newell Brands Inc 7% 4/1/2046 (i)		780,000	677,805
Newell Brands Inc 8.5% 6/1/2028 (d)		1,518,000	1,602,591
TopBuild Corp 4.125% 2/15/2032 (d)		990,000	922,686
Whirlpool Corp 5.75% 3/1/2034		125,000	121,231
Whirlpool Corp 6.125% 6/15/2030		2,275,000	2,300,289
Whirlpool Corp 6.5% 6/15/2033		2,150,000	2,165,026
			17,399,033
Specialty Retail - 0.2%
Carvana Co 10.25% 5/1/2030 (d)		120,000	129,000
Carvana Co 4.875% 9/1/2029 (d)		1,271,000	1,156,775
Carvana Co 5.5% 4/15/2027 (d)		575,000	561,344
Carvana Co 5.625% 10/1/2025 (d)		3,070,000	3,062,325
Carvana Co 5.875% 10/1/2028 (d)		455,000	434,734
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		642,110	656,731
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		697,138	729,237
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		1,734,672	1,968,138
Champions Financing Inc 8.75% 2/15/2029 (d)(t)		625,000	597,945
LBM Acquisition LLC 6.25% 1/15/2029 (d)		1,010,000	926,557
LBM Acquisition LLC 9.5% 6/15/2031 (d)		2,065,000	2,164,161
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,420,469
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	26,039,674
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (t)		1,115,000	1,156,805
SGUS LLC 11% 12/15/2029 (d)		801,008	704,073
Staples Inc 10.75% 9/1/2029 (d)		2,190,000	2,096,925
Staples Inc 12.75% 1/15/2030 (d)		1,588,025	1,130,361
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(t)		890,000	941,632
			45,876,886
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (d)		640,000	588,560
TOTAL CONSUMER DISCRETIONARY			152,709,847

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,590,000	1,511,715
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		2,365,000	2,329,151
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		1,070,000	1,094,493
C&S Group Enterprises LLC 5% 12/15/2028 (d)		1,940,000	1,763,942
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		2,516,000	2,648,641
Mars Inc 4.8% 3/1/2030 (d)		11,876,000	12,102,934
Mars Inc 5% 3/1/2032 (d)		8,916,000	9,100,228
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,130,000	1,156,573
US Foods Inc 4.75% 2/15/2029 (d)		655,000	645,169
US Foods Inc 5.75% 4/15/2033 (d)		1,020,000	1,023,330
US Foods Inc 6.875% 9/15/2028 (d)		685,000	705,760
			34,081,936
Food Products - 0.0%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,160,000	1,231,056
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		650,000	698,366
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		3,130,000	3,000,894
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		160,000	150,512
Post Holdings Inc 4.625% 4/15/2030 (d)		775,000	747,397
Post Holdings Inc 5.5% 12/15/2029 (d)		1,009,000	1,005,867
Post Holdings Inc 6.25% 10/15/2034 (d)		650,000	653,850
Post Holdings Inc 6.25% 2/15/2032 (d)		1,315,000	1,350,855
Post Holdings Inc 6.375% 3/1/2033 (d)		2,040,000	2,060,714
			10,899,511
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)(t)		780,000	796,443
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042		10,924,000	8,950,356
Altria Group Inc 4.5% 5/2/2043		7,299,000	6,102,515
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,925,000	4,555,204
			19,608,075
TOTAL CONSUMER STAPLES			65,385,965

Energy - 1.6%
Energy Equipment & Services - 0.1%
Halliburton Co 3.8% 11/15/2025		86,000	85,833
Nabors Industries Inc 7.375% 5/15/2027 (d)		781,000	794,017
Nabors Industries Inc 8.875% 8/15/2031 (d)		1,061,000	955,549
Nabors Industries Inc 9.125% 1/31/2030 (d)(t)		310,000	317,666
Nabors Industries Ltd 7.5% 1/15/2028 (d)		1,545,000	1,550,846
Star Holding LLC 8.75% 8/1/2031 (d)		769,000	766,176
Transocean Aquila Ltd 8% 9/30/2028 (d)		513,692	527,456
Transocean Inc 8.25% 5/15/2029 (d)		790,000	764,147
Transocean Inc 8.5% 5/15/2031 (d)		1,725,000	1,620,764
Transocean Inc 8.75% 2/15/2030 (d)		210,000	222,324
Transocean International Ltd 8% 2/1/2027 (d)		2,622,000	2,617,373
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		2,155,000	2,155,459
Valaris Ltd 8.375% 4/30/2030 (d)		1,675,000	1,743,819
			14,121,429
Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		690,000	689,832
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		600,000	609,064
California Resources Corp 7.125% 2/1/2026 (d)		515,000	513,302
California Resources Corp 8.25% 6/15/2029 (d)		2,960,000	3,058,201
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		960,000	957,525
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		2,830,000	2,777,614
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		2,925,000	2,923,139
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		620,000	646,606
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,160,000	1,100,355
CNX Resources Corp 7.25% 3/1/2032 (d)		1,155,000	1,198,481
CNX Resources Corp 7.375% 1/15/2031 (d)(t)		1,150,000	1,192,685
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		6,422,000	6,798,142
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		1,920,000	1,995,732
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		3,456,000	3,575,288
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		2,069,000	2,184,922
Comstock Resources Inc 5.875% 1/15/2030 (d)		2,224,000	2,087,270
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,220,000	1,202,731
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		2,300,000	2,466,591
CVR Energy Inc 8.5% 1/15/2029 (d)		1,260,000	1,273,574
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		4,987,000	5,218,652
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		3,060,000	3,071,769
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		255,000	255,165
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,505,000	1,573,187
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,430,795
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,270,432
Energy Transfer LP 5% 5/15/2050		21,347,000	17,716,816
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,154,233
Energy Transfer LP 5.4% 10/1/2047		9,219,000	8,213,716
Energy Transfer LP 5.8% 6/15/2038		3,992,000	4,024,641
Energy Transfer LP 6% 6/15/2048		3,699,000	3,546,259
Energy Transfer LP 6.125% 12/15/2045		900,000	885,498
Energy Transfer LP 6.25% 4/15/2049		2,774,000	2,719,883
Energy Transfer LP 6.5% 2/15/2056 (c)		115,000	114,250
Energy Transfer LP 6.75% 2/15/2056 (c)		115,000	114,436
Energy Transfer LP 7.375% 2/1/2031 (d)		760,000	795,018
Excelerate Energy LP 8% 5/15/2030 (d)		1,135,000	1,208,647
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,435,000	2,543,484
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,330,000	1,347,830
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		460,000	470,809
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		75,000	78,843
Harvest Midstream I LP 7.5% 5/15/2032 (d)		700,000	720,729
Harvest Midstream I LP 7.5% 9/1/2028 (d)		2,110,000	2,132,664
Hess Corp 5.8% 4/1/2047		8,479,000	8,569,718
Hess Corp 7.125% 3/15/2033		2,041,000	2,349,300
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		400,000	388,414
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		1,535,000	1,531,588
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		415,000	417,256
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		1,185,000	1,204,864
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		515,000	532,489
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		575,000	584,395
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		770,000	802,971
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	14,692,004
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	732,054
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,546,030
Kinetik Holdings LP 5.875% 6/15/2030 (d)(t)		2,985,000	3,010,567
Kinetik Holdings LP 6.625% 12/15/2028 (d)		655,000	673,875
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		1,175,000	1,162,042
MPLX LP 4.95% 9/1/2032		14,675,000	14,587,317
MPLX LP 5.5% 2/15/2049		6,593,000	5,934,503
New Fortress Energy Inc 6.5% 9/30/2026 (d)		600,000	209,999
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		1,850,000	1,863,953
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		630,000	647,219
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,088,589
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	10,487,416
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,748,175
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,283,859
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,469,659
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,706,882
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		130,000	127,692
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(t)		3,155,000	3,054,954
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		1,575,000	1,626,093
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		1,410,000	1,410,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		391,000	398,274
Permian Resources Operating LLC 7% 1/15/2032 (d)		90,000	93,313
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,590,700
Prairie Acquiror LP 9% 8/1/2029 (d)		710,000	740,256
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		110,000	107,107
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,045,000	1,028,203
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		1,425,000	1,488,522
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		490,000	493,327
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (t)		1,260,000	1,228,176
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,190,000	1,194,170
Sunoco LP 6.25% 7/1/2033 (d)		1,375,000	1,405,284
Sunoco LP 7% 5/1/2029 (d)		450,000	467,320
Sunoco LP 7.25% 5/1/2032 (d)		515,000	544,808
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)(t)		2,588,000	2,583,649
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,540,000	2,502,403
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		697,000	696,124
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,655,000	2,608,449
Talos Production Inc 9% 2/1/2029 (d)		325,000	334,554
Talos Production Inc 9.375% 2/1/2031 (d)		760,000	787,573
Targa Resources Corp 4.9% 9/15/2030		6,326,000	6,422,800
Targa Resources Corp 5.65% 2/15/2036		15,234,000	15,386,482
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,112,666
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		820,000	862,522
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		2,120,000	2,213,210
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,755,000	1,841,785
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		1,185,000	1,299,795
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,010,000	1,124,578
Western Gas Partners LP 4.65% 7/1/2026		2,834,000	2,831,167
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,120,215
Williams Cos Inc/The 4% 9/15/2025		1,089,000	1,088,786
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	34,490,328
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	6,793,316
			333,182,549
TOTAL ENERGY			347,303,978

Financials - 7.6%
Banks - 3.0%
Bank of America Corp 3.419% 12/20/2028 (c)		8,456,000	8,309,615
Bank of America Corp 3.705% 4/24/2028 (c)		11,813,000	11,715,783
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,346,852
Bank of America Corp 4.376% 4/27/2028 (c)		20,000,000	20,043,790
Bank of America Corp 4.571% 4/27/2033 (c)		10,000,000	9,896,412
Bank of America Corp 5.015% 7/22/2033 (c)		121,493,000	123,416,470
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	1,000,000	1,175,518
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,067,525
Citigroup Inc 4.412% 3/31/2031 (c)		7,342,000	7,325,676
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,514,599
Citigroup Inc 4.6% 3/9/2026		4,812,000	4,816,172
Citigroup Inc 4.91% 5/24/2033 (c)		54,777,000	55,022,229
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	4,902,916
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(t)		314,000	309,693
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		75,000	77,793
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		9,435,000	8,808,037
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(s)	EUR	1,050,000	1,252,619
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		20,700,000	20,862,743
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		15,800,000	15,916,487
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		73,217,000	72,906,720
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		53,314,000	54,054,652
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		12,681,000	13,082,883
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		15,063,000	15,660,005
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		22,300,000	23,411,546
Synchrony Bank 5.625% 8/23/2027		12,818,000	13,100,771
Wells Fargo & Co 3.526% 3/24/2028 (c)		19,749,000	19,538,430
Wells Fargo & Co 4.478% 4/4/2031 (c)		30,867,000	30,976,388
Wells Fargo & Co 4.897% 7/25/2033 (c)		30,571,000	30,751,318
Wells Fargo & Co 5.15% 4/23/2031 (c)		17,154,000	17,666,795
Wells Fargo & Co 5.499% 1/23/2035 (c)		8,163,000	8,423,668
Wells Fargo & Co 5.574% 7/25/2029 (c)		21,000,000	21,770,697
Wells Fargo & Co 5.605% 4/23/2036 (c)		15,150,000	15,729,261
Western Alliance Bancorp 3% 6/15/2031 (c)		2,843,000	2,699,827
			652,553,890
Capital Markets - 2.3%
Ares Strategic Income Fund 5.45% 9/9/2028 (d)		10,286,000	10,348,344
Ares Strategic Income Fund 5.7% 3/15/2028		17,019,000	17,253,160
Ares Strategic Income Fund 5.8% 9/9/2030 (d)		8,322,000	8,449,351
Athene Global Funding 5.339% 1/15/2027 (d)		28,368,000	28,738,994
Athene Global Funding 5.583% 1/9/2029 (d)		12,707,000	13,146,729
Blackstone Private Credit Fund 4.875% 4/14/2026 (s)	GBP	1,460,000	1,969,317
Blackstone Private Credit Fund 7.05% 9/29/2025		18,929,000	18,956,720
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,804,911
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		18,352,000	16,256,129
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		39,245,000	35,686,508
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		72,922,000	72,250,622
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,605,217
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,417,110
Hightower Holding LLC 6.75% 4/15/2029 (d)		705,000	702,591
Hightower Holding LLC 9.125% 1/31/2030 (d)		1,920,000	2,061,769
HPS Corporate Lending Fund 5.45% 1/14/2028		31,655,000	31,933,842
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,960,000	1,969,059
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		2,610,000	2,697,060
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,505,000	1,572,353
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		655,000	635,651
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		830,000	832,291
Moody's Corp 3.25% 1/15/2028		4,181,000	4,114,688
Morgan Stanley 3.622% 4/1/2031 (c)		21,065,000	20,381,727
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	1,500,000	1,788,006
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	500,000	598,518
Morgan Stanley 4.21% 4/20/2028 (c)		20,000,000	20,003,565
Morgan Stanley 4.431% 1/23/2030 (c)		8,668,000	8,706,105
Morgan Stanley 4.889% 7/20/2033 (c)		44,206,000	44,566,706
Morgan Stanley 5.192% 4/17/2031 (c)		11,495,000	11,848,758
Morgan Stanley 5.449% 7/20/2029 (c)		10,520,000	10,855,710
Morgan Stanley 5.664% 4/17/2036 (c)		9,117,000	9,489,669
Morgan Stanley 6.407% 11/1/2029 (c)		30,000,000	31,889,489
MSCI Inc 5.25% 9/1/2035		10,839,000	10,752,245
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	7,076,484
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		575,000	591,035
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,150,000	1,207,118
			487,157,551
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	25,119,670
Ally Financial Inc 5.75% 11/20/2025		10,400,000	10,415,971
Ally Financial Inc 6.646% 1/17/2040 (c)		2,273,000	2,255,728
Ally Financial Inc 6.7% 2/14/2033		2,215,000	2,300,186
Ally Financial Inc 7.1% 11/15/2027		21,840,000	23,033,265
Ally Financial Inc 8% 11/1/2031		4,169,000	4,771,234
Capital One Financial Corp 3.273% 3/1/2030 (c)		12,815,000	12,349,842
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	29,187,499
Capital One Financial Corp 3.8% 1/31/2028		13,624,000	13,502,252
Capital One Financial Corp 4.1% 2/9/2027		6,829,000	6,813,499
Capital One Financial Corp 4.5% 1/30/2026		9,265,000	9,261,271
Capital One Financial Corp 4.927% 5/10/2028 (c)		27,617,000	27,895,714
Capital One Financial Corp 5.247% 7/26/2030 (c)		22,350,000	22,984,493
Capital One Financial Corp 5.817% 2/1/2034 (c)		6,429,000	6,692,083
Capital One Financial Corp 6.377% 6/8/2034 (c)		3,571,000	3,841,300
Encore Capital Group Inc 8.5% 5/15/2030 (d)		2,115,000	2,235,300
Encore Capital Group Inc 9.25% 4/1/2029 (d)		873,000	921,791
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,080,000	1,287,504
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	9,975,881
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	1,150,000	1,555,690
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,775,000	2,432,157
LFS Topco LLC 8.75% 7/15/2030 (d)		1,325,000	1,296,150
Navient Corp 4.875% 3/15/2028		285,000	279,504
Navient Corp 5% 3/15/2027		715,000	709,812
Navient Corp 5.5% 3/15/2029		745,000	736,627
Navient Corp 5.625% 8/1/2033		415,000	378,929
Navient Corp 7.875% 6/15/2032		1,185,000	1,250,359
OneMain Finance Corp 3.5% 1/15/2027		505,000	494,215
OneMain Finance Corp 3.875% 9/15/2028		2,040,000	1,955,542
OneMain Finance Corp 5.375% 11/15/2029		1,570,000	1,552,363
OneMain Finance Corp 6.125% 5/15/2030		1,150,000	1,166,432
OneMain Finance Corp 6.625% 5/15/2029		260,000	267,354
OneMain Finance Corp 6.75% 3/15/2032		515,000	527,219
OneMain Finance Corp 7.125% 11/15/2031		1,400,000	1,454,550
OneMain Finance Corp 7.125% 3/15/2026		427,000	431,705
OneMain Finance Corp 7.125% 9/15/2032		955,000	994,404
OneMain Finance Corp 7.5% 5/15/2031		570,000	597,528
PRA Group Inc 8.875% 1/31/2030 (d)		1,100,000	1,155,394
RFNA LP 7.875% 2/15/2030 (d)(t)		870,000	900,406
SLM Corp 6.5% 1/31/2030		1,101,000	1,152,200
Synchrony Financial 3.95% 12/1/2027		14,204,000	14,012,026
			250,145,049
Financial Services - 0.8%
Azorra Finance Ltd 7.25% 1/15/2031 (d)		999,000	1,031,766
Block Inc 3.5% 6/1/2031 (t)		1,190,000	1,099,328
Block Inc 5.625% 8/15/2030 (d)		1,080,000	1,103,977
Block Inc 6% 8/15/2033 (d)		855,000	877,786
Block Inc 6.5% 5/15/2032		3,455,000	3,579,826
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,685,000	2,848,619
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		1,145,000	1,170,190
Clue Opco LLC 9.5% 10/15/2031 (d)(t)		838,000	892,139
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	15,129,575
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,796,664
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,375,689
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,913,000	2,917,228
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		1,810,000	1,791,690
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,815,000	1,527,575
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (t)		3,316,000	3,234,807
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,841,000	2,836,287
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,425,000	1,357,505
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,584,517
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,868,330
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	20,369,400
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		18,025,000	15,962,598
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		27,395,000	25,249,079
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		1,230,000	1,287,949
NFE Financing LLC 12% 11/15/2029 (d)		6,702,551	2,463,187
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		1,150,000	1,157,847
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(t)		1,215,000	1,241,431
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		1,150,000	1,177,413
Pine Street Trust II 5.568% 2/15/2049 (d)		11,300,000	10,390,518
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,830,000	1,882,978
Rocket Cos Inc 6.375% 8/1/2033 (d)		2,030,000	2,106,582
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,710,000	1,773,039
Sixth Street Lending Partners 6.125% 7/15/2030 (d)		10,728,000	11,061,400
UWM Holdings LLC 6.625% 2/1/2030 (d)		2,040,000	2,072,369
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		895,000	931,167
WEX Inc 6.5% 3/15/2033 (d)(t)		1,910,000	1,954,243
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		2,989,000	3,109,089
			167,213,787
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		530,000	510,460
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		605,000	620,733
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		550,000	569,851
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		430,000	446,648
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		350,000	368,004
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		255,000	260,668
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		1,854,000	1,891,252
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		710,000	731,467
AmWINS Group Inc 4.875% 6/30/2029 (d)		1,235,000	1,204,832
AmWINS Group Inc 6.375% 2/15/2029 (d)		600,000	614,932
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		1,842,000	1,911,594
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		24,197,000	22,623,374
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		4,589,000	4,616,213
Pacific LifeCorp 5.125% 1/30/2043 (d)		4,258,000	3,960,384
Unum Group 3.875% 11/5/2025		7,835,000	7,817,611
Unum Group 4.046% 8/15/2041 (d)		562,000	446,862
Unum Group 5.75% 8/15/2042		8,796,000	8,556,171
Western-Southern Global Funding 4.9% 5/1/2030 (d)		4,981,000	5,077,806
			62,228,862
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (d)		565,000	578,382
Rithm Capital Corp 8% 7/15/2030 (d)		510,000	520,694
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		255,000	251,098
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,045,000	1,061,775
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		355,000	366,462
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		1,030,000	1,069,021
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		705,000	738,808
			4,586,240
TOTAL FINANCIALS			1,623,885,379

Health Care - 1.2%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,720,000	1,440,054
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		1,290,000	1,230,423
Insulet Corp 6.5% 4/1/2033 (d)		460,000	476,905
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		4,627,000	4,753,294
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)(t)		890,000	935,517
			7,396,139
Health Care Providers & Services - 1.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		900,000	937,246
Centene Corp 2.45% 7/15/2028		25,480,000	23,539,352
Centene Corp 2.625% 8/1/2031		7,320,000	6,203,527
Centene Corp 3.375% 2/15/2030		7,780,000	7,089,940
Centene Corp 4.25% 12/15/2027		8,475,000	8,276,296
Centene Corp 4.625% 12/15/2029		13,170,000	12,684,268
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		5,200,000	4,432,449
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		4,840,000	4,338,213
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		3,034,000	2,180,300
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,556,000	1,237,018
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		1,150,000	1,164,706
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,775,738
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,523,974
CVS Health Corp 3% 8/15/2026		1,290,000	1,273,507
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,733,077
CVS Health Corp 4.78% 3/25/2038		10,528,000	9,688,239
CVS Health Corp 5% 1/30/2029		6,934,000	7,066,625
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,923,526
CVS Health Corp 6.75% 12/10/2054 (c)		1,828,000	1,853,058
CVS Health Corp 7% 3/10/2055 (c)		2,830,000	2,946,336
DaVita Inc 4.625% 6/1/2030 (d)		3,785,000	3,643,912
DaVita Inc 6.75% 7/15/2033 (d)		1,580,000	1,637,556
DaVita Inc 6.875% 9/1/2032 (d)(t)		1,865,000	1,929,402
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,585,000	1,465,482
HCA Inc 3.5% 9/1/2030		20,318,000	19,363,954
HCA Inc 3.625% 3/15/2032		1,921,000	1,786,610
HCA Inc 5.625% 9/1/2028		10,497,000	10,825,790
HCA Inc 5.875% 2/1/2029		9,711,000	10,122,300
LifePoint Health Inc 10% 6/1/2032 (d)		735,000	756,971
ModivCare Inc 5% 10/1/2029 (d)		407,000	877
Molina Healthcare Inc 6.25% 1/15/2033 (d)(t)		3,463,000	3,487,629
Owens & Minor Inc 4.5% 3/31/2029 (d)(t)		725,000	615,760
Owens & Minor Inc 6.625% 4/1/2030 (d)(t)		960,000	832,735
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,220,000	1,206,854
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		1,195,000	1,233,132
Radiology Partners Inc 8.5% 7/15/2032 (d)		610,000	622,725
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		137,525	134,086
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	21,719,017
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,626,385
Select Medical Corp 6.25% 12/1/2032 (d)		1,510,000	1,518,731
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		600,000	622,253
Team Health Holdings Inc 8.375% 6/30/2028 (d)		1,030,000	1,042,638
Tenet Healthcare Corp 4.25% 6/1/2029		785,000	764,216
Tenet Healthcare Corp 4.375% 1/15/2030		1,800,000	1,747,926
Tenet Healthcare Corp 6.125% 10/1/2028		990,000	990,715
Tenet Healthcare Corp 6.125% 6/15/2030		1,940,000	1,969,630
Tenet Healthcare Corp 6.75% 5/15/2031 (t)		440,000	457,317
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	4,003,921
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,480,000	2,545,038
			215,540,957
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (d)		2,495,000	2,571,888
IQVIA Inc 6.5% 5/15/2030 (d)(t)		1,065,000	1,104,352
			3,676,240
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		870,000	824,796
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,455,000	1,346,027
			2,170,823
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		3,745,000	3,888,625
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)		575,000	591,626
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		710,000	708,225
Bausch Health Cos Inc 11% 9/30/2028 (d)		1,035,000	1,085,456
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		1,455,000	1,313,138
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		635,000	462,350
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		2,437,000	2,537,183
Mylan Inc 4.55% 4/15/2028		7,694,000	7,646,271
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(t)		1,790,000	1,714,187
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(t)		1,890,000	1,619,510
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		580,000	549,097
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		280,000	252,421
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,419,819
			24,787,908
TOTAL HEALTH CARE			255,012,121

Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		1,590,000	1,633,599
Axon Enterprise Inc 6.25% 3/15/2033 (d)		1,355,000	1,400,677
Boeing Co 5.15% 5/1/2030		7,640,000	7,836,581
Boeing Co 5.705% 5/1/2040		7,640,000	7,665,831
Boeing Co 5.93% 5/1/2060		7,640,000	7,336,095
Boeing Co 6.259% 5/1/2027		3,625,000	3,730,187
Boeing Co 6.298% 5/1/2029		4,647,000	4,934,766
Boeing Co 6.388% 5/1/2031		3,520,000	3,822,966
Boeing Co 6.528% 5/1/2034		3,767,000	4,125,416
Boeing Co 6.858% 5/1/2054		5,671,000	6,218,782
Boeing Co 7.008% 5/1/2064		5,352,000	5,929,926
OneSky Flight LLC 8.875% 12/15/2029 (d)		1,175,000	1,234,441
TransDigm Inc 6% 1/15/2033 (d)		650,000	657,298
TransDigm Inc 6.25% 1/31/2034 (d)(t)		385,000	395,030
TransDigm Inc 6.375% 3/1/2029 (d)		3,125,000	3,199,478
TransDigm Inc 6.375% 5/31/2033 (d)		3,790,000	3,840,366
TransDigm Inc 6.625% 3/1/2032 (d)		1,015,000	1,045,139
TransDigm Inc 6.75% 1/31/2034 (d)		1,980,000	2,043,878
TransDigm Inc 6.75% 8/15/2028 (d)		1,035,000	1,055,700
TransDigm Inc 6.875% 12/15/2030 (d)		770,000	798,486
TransDigm Inc 7.125% 12/1/2031 (d)		765,000	797,405
			69,702,047
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(t)		4,611,000	4,778,614
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		1,645,000	1,726,997
			6,505,611
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		1,150,000	1,186,585
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,425,000	1,339,386
Builders FirstSource Inc 6.375% 3/1/2034 (d)		705,000	726,101
Builders FirstSource Inc 6.75% 5/15/2035 (d)		2,790,000	2,909,562
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)(t)		1,205,000	1,159,478
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,715,207
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		665,000	512,050
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		620,000	596,730
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		2,828,000	2,904,430
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,125,000	1,163,643
JELD-WEN Inc 4.875% 12/15/2027 (d)		605,000	595,233
JH North America Holdings Inc 6.125% 7/31/2032 (d)		550,000	558,236
Masterbrand Inc 7% 7/15/2032 (d)		427,000	442,331
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)(t)		595,000	613,363
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		2,405,000	2,454,569
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,150,000	1,186,929
			20,063,833
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		870,000	860,394
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		1,535,000	1,580,861
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		2,840,000	2,984,485
Artera Services LLC 8.5% 2/15/2031 (d)		6,074,000	5,307,672
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,178,000	3,120,114
Clean Harbors Inc 6.375% 2/1/2031 (d)		585,000	599,479
CoreCivic Inc 4.75% 10/15/2027		2,133,000	2,096,346
CoreCivic Inc 8.25% 4/15/2029		2,105,000	2,227,865
GEO Group Inc/The 10.25% 4/15/2031		1,825,000	2,011,831
GEO Group Inc/The 8.625% 4/15/2029		1,440,000	1,523,769
GFL Environmental Inc 3.5% 9/1/2028 (d)		655,000	634,423
GFL Environmental Inc 6.75% 1/15/2031 (d)		250,000	260,983
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		2,595,000	2,575,538
OT Midco Inc 10% 2/15/2030 (d)		2,115,000	1,445,025
Reworld Holding Corp 4.875% 12/1/2029 (d)		2,160,000	2,088,572
Waste Pro USA Inc 7% 2/1/2033 (d)		1,070,000	1,118,825
Williams Scotsman Inc 6.625% 4/15/2030 (d)		625,000	646,922
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,150,000	1,178,130
			32,261,234
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		2,290,000	2,337,300
Amsted Industries Inc 6.375% 3/15/2033 (d)(t)		1,225,000	1,254,749
Pike Corp 5.5% 9/1/2028 (d)		1,206,000	1,206,350
Pike Corp 8.625% 1/31/2031 (d)		1,205,000	1,289,491
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		2,760,000	2,821,796
			8,909,686
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		980,000	938,670
WESCO Distribution Inc 6.375% 3/15/2033 (d)		1,830,000	1,898,105
			2,836,775
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(t)		1,200,000	1,252,533
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		2,640,000	2,684,355
XPO Inc 6.25% 6/1/2028 (d)		60,000	61,042
XPO Inc 7.125% 2/1/2032 (d)(t)		1,675,000	1,756,834
XPO Inc 7.125% 6/1/2031 (d)(t)		630,000	655,783
			6,410,547
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		975,000	953,399
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)(t)		1,105,000	1,161,841
			2,115,240
Machinery - 0.0%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		2,245,000	2,382,967
Chart Industries Inc 7.5% 1/1/2030 (d)		136,000	142,540
Enpro Inc 6.125% 6/1/2033 (d)		1,370,000	1,397,970
			3,923,477
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (d)(t)		640,000	656,596
American Airlines Inc 8.5% 5/15/2029 (d)		690,000	723,083
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		53,500	53,541
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		22,875	22,848
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		1,870,000	1,858,208
			3,314,276
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		1,435,000	1,496,637
CACI International Inc 6.375% 6/15/2033 (d)		1,915,000	1,975,212
Paychex Inc 5.1% 4/15/2030		1,543,000	1,588,135
Paychex Inc 5.35% 4/15/2032		2,147,000	2,220,948
Paychex Inc 5.6% 4/15/2035		1,681,000	1,739,866
TriNet Group Inc 3.5% 3/1/2029 (d)		1,995,000	1,867,961
Verisk Analytics Inc 4.5% 8/15/2030		4,382,000	4,399,637
Verisk Analytics Inc 5.125% 2/15/2036		9,850,000	9,785,240
			25,073,636
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		565,000	589,665
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)		1,365,000	1,450,928
Herc Holdings Inc 7% 6/15/2030 (d)		2,165,000	2,253,233
Herc Holdings Inc 7.25% 6/15/2033 (d)		1,500,000	1,573,479
QXO Building Products Inc 6.75% 4/30/2032 (d)		3,460,000	3,573,504
United Rentals North America Inc 6.125% 3/15/2034 (d)		2,155,000	2,232,106
			11,672,915
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		1,065,000	1,103,645
TOTAL INDUSTRIALS			193,892,922

Information Technology - 0.6%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (d)		610,000	593,081
Viasat Inc 7.5% 5/30/2031 (d)		660,000	619,564
			1,212,645
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)(t)		1,810,000	1,778,785
Insight Enterprises Inc 6.625% 5/15/2032 (d)		980,000	1,008,974
Lightning Power LLC 7.25% 8/15/2032 (d)		1,045,000	1,108,590
Sensata Technologies Inc 3.75% 2/15/2031 (d)		660,000	606,626
Sensata Technologies Inc 6.625% 7/15/2032 (d)(t)		1,130,000	1,167,111
TTM Technologies Inc 4% 3/1/2029 (d)		605,000	578,772
			6,248,858
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		2,305,000	2,242,977
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		1,095,000	1,127,850
ASGN Inc 4.625% 5/15/2028 (d)		873,000	854,404
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		2,960,000	2,946,701
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		705,000	702,403
CoreWeave Inc 9% 2/1/2031 (d)		2,810,000	2,781,890
CoreWeave Inc 9.25% 6/1/2030 (d)		1,865,000	1,871,686
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,715,000	1,624,784
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		1,215,000	1,210,159
			15,362,854
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)		3,204,000	3,048,175
Broadcom Inc 2.45% 2/15/2031 (d)		45,257,000	40,918,160
Broadcom Inc 2.6% 2/15/2033 (d)		27,706,000	23,946,060
Broadcom Inc 3.187% 11/15/2036 (d)		7,432,000	6,203,773
Broadcom Inc 3.419% 4/15/2033 (d)		2,460,000	2,241,810
Entegris Inc 3.625% 5/1/2029 (d)		1,115,000	1,050,978
Entegris Inc 4.75% 4/15/2029 (d)		2,115,000	2,084,602
Entegris Inc 5.95% 6/15/2030 (d)		2,055,000	2,081,413
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,685,000	1,637,343
Wolfspeed Inc 7.9583% 6/23/2030 (d)(e)(f)(i)		687,568	685,849
			83,898,163
Software - 0.1%
Cloud Software Group Inc 6.625% 8/15/2033 (d)		575,000	582,948
Cloud Software Group Inc 8.25% 6/30/2032 (d)(t)		3,991,000	4,266,891
Cloud Software Group Inc 9% 9/30/2029 (d)		5,701,000	5,942,893
Fair Isaac Corp 6% 5/15/2033 (d)		2,170,000	2,199,117
Fiserv Funding ULC 3.5% 6/15/2032	EUR	500,000	580,533
Gen Digital Inc 6.25% 4/1/2033 (d)		1,475,000	1,516,745
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		930,000	954,210
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,874,575	888,422
UKG Inc 6.875% 2/1/2031 (d)(t)		1,155,000	1,194,339
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		3,190,000	3,173,604
			21,299,702
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		1,545,000	1,500,592
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		855,000	865,198
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		560,000	594,829
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		315,000	334,274
Western Digital Corp 4.75% 2/15/2026		288,000	287,324
			3,582,217
TOTAL INFORMATION TECHNOLOGY			131,604,439

Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		2,989,551	2,653,227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		595,000	626,181
Celanese US Holdings LLC 6.5% 4/15/2030		960,000	968,748
Celanese US Holdings LLC 6.75% 4/15/2033 (t)		1,960,000	1,974,139
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		8,341,000	8,692,873
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		8,461,000	8,797,299
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		4,943,000	5,143,261
Chemours Co/The 4.625% 11/15/2029 (d)		1,170,000	1,044,747
Chemours Co/The 5.75% 11/15/2028 (d)		1,295,000	1,246,972
Chemours Co/The 8% 1/15/2033 (d)		1,050,000	1,027,128
GPD Cos Inc 12.5% 12/31/2029 (d)		777,047	650,579
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		2,370,000	2,346,854
Mativ Holdings Inc 8% 10/1/2029 (d)		1,205,000	1,192,690
Methanex US Operations Inc 6.25% 3/15/2032 (d)		1,545,000	1,559,012
Olin Corp 5% 2/1/2030 (t)		3,465,000	3,363,258
Olin Corp 6.625% 4/1/2033 (d)		2,040,000	2,037,355
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,304,000	1,271,811
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		995,000	1,015,985
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		1,800,000	1,887,035
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		1,240,000	1,231,628
Tronox Inc 4.625% 3/15/2029 (d)(t)		3,412,000	2,518,849
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		2,915,000	2,727,364
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		1,730,000	1,725,156
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		319,000	324,697
			56,026,848
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		4,795,000	4,945,328
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		1,490,000	1,544,433
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		1,640,000	1,643,728
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,590,000	1,696,152
			9,829,641
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		2,180,000	2,000,442
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		575,000	574,999
Ball Corp 5.5% 9/15/2033		575,000	581,944
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		640,000	649,168
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		1,515,000	1,556,610
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,080,000	1,110,348
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(t)		1,890,000	1,947,690
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		1,725,000	1,744,846
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		468,000	468,146
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		610,000	572,877
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,165,000	1,183,695
Sealed Air Corp 5% 4/15/2029 (d)		585,000	580,232
Sealed Air Corp 6.5% 7/15/2032 (d)		630,000	651,677
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		845,000	889,619
			14,512,293
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		3,820,000	4,029,038
Alumina Pty Ltd 6.375% 9/15/2032 (d)		2,190,000	2,233,493
Century Aluminum Co 6.875% 8/1/2032 (d)		1,145,000	1,170,282
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		1,090,000	1,083,621
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		640,000	637,672
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		595,000	603,174
Commercial Metals Co 3.875% 2/15/2031		775,000	719,391
Commercial Metals Co 4.125% 1/15/2030		1,175,000	1,123,471
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		100,000	93,811
Novelis Corp 3.875% 8/15/2031 (d)		510,000	462,517
Novelis Corp 6.375% 8/15/2033 (d)		575,000	580,906
Novelis Corp 6.875% 1/30/2030 (d)(t)		2,150,000	2,230,869
Vibrantz Technologies Inc 9% 2/15/2030 (d)		1,155,000	612,150
			15,580,395
TOTAL MATERIALS			95,949,177

Real Estate - 1.7%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,151,752
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,456,513
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,642,972
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,501,530
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,522,984
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		1,544,000	1,419,147
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		2,262,000	2,380,144
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		3,569,000	3,399,118
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		3,235,000	3,181,005
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		104,000	103,537
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		255,000	252,308
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,817,684
VICI Properties LP 4.75% 4/1/2028		2,811,000	2,841,563
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,906,746
VICI Properties LP 5.125% 5/15/2032		4,986,000	5,003,390
VICI Properties LP 5.75% 4/1/2034		42,000	43,192
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,473,724
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,523,880
WP Carey Inc 4.25% 7/23/2032	EUR	395,000	478,988
			74,100,177
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		3,030,000	2,950,052
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,516,912
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,790,000	2,765,292
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,145,277
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,995,000	1,404,596
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,610,000	1,269,100
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (t)		6,042,000	5,727,136
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		1,805,000	1,892,414
Omega Healthcare Investors Inc 3.25% 4/15/2033		20,688,000	18,003,209
Omega Healthcare Investors Inc 3.375% 2/1/2031		5,332,000	4,929,505
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,392,785
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,522,299
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,786,500
Omega Healthcare Investors Inc 5.25% 1/15/2026		10,610,000	10,610,851
Ventas Realty LP 3% 1/15/2030		5,631,000	5,324,792
Ventas Realty LP 4% 3/1/2028		3,986,000	3,966,374
Ventas Realty LP 4.125% 1/15/2026		2,017,000	2,012,887
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,338,718
			116,558,699
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(t)		1,195,000	1,234,277
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,320,283
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,629,696
Boston Properties LP 6.75% 12/1/2027		11,623,000	12,230,103
COPT Defense Properties LP 2.25% 3/15/2026		3,379,000	3,331,257
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	5,954,446
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	14,277,042
			43,422,544
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	844,851
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(t)		1,035,000	1,018,935
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		254,000	222,591
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		732,000	678,212
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		1,115,000	1,184,421
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	8,003,448
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,529,738
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,624,102
Essex Portfolio LP 5.5% 4/1/2034		833,000	859,710
Forestar Group Inc 6.5% 3/15/2033 (d)		1,960,000	1,995,629
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,960,000	1,874,878
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		660,000	614,714
Kennedy-Wilson Inc 4.75% 2/1/2030 (t)		1,830,000	1,715,405
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,683,995
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,893,545
			51,744,174
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,281,477
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,147,181
American Homes 4 Rent LP 5.5% 2/1/2034		2,259,000	2,319,779
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	6,958,926
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,271,789
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,117,009
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,517,394
Sun Communities Operating LP 4.2% 4/15/2032		280,000	269,008
			28,882,563
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,229,632
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,281,630
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,538,000	8,513,360
Kite Realty Group Trust 4.75% 9/15/2030		764,000	766,484
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,305,204
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,489,649
Realty Income Corp 3.375% 6/20/2031	EUR	1,400,000	1,647,133
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,312,281
			37,545,373
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,775,000	2,108,052
American Tower Corp 5.45% 2/15/2034		680,000	701,193
American Tower Corp 5.55% 7/15/2033		820,000	851,432
Iron Mountain Inc 6.25% 1/15/2033 (d)		880,000	900,496
Millrose Properties Inc 6.375% 8/1/2030 (d)		1,145,000	1,155,305
			5,716,478
TOTAL REAL ESTATE			362,524,568

Utilities - 0.8%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,567,981
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		315,000	283,570
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		2,040,000	1,876,405
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		375,000	370,822
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,479,782
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,763,127
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		2,680,000	2,392,929
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		8,750,000	7,695,413
Edison International 6.25% 3/15/2030		594,000	617,890
Edison International 7.875% 6/15/2054 (c)		1,005,000	993,506
Edison International 8.125% 6/15/2053 (c)(t)		1,525,000	1,525,543
Exelon Corp 3.35% 3/15/2032		8,005,000	7,431,912
NRG Energy Inc 3.375% 2/15/2029 (d)		1,130,000	1,070,621
NRG Energy Inc 3.625% 2/15/2031 (d)		930,000	857,841
NRG Energy Inc 5.25% 6/15/2029 (d)		1,200,000	1,196,440
NRG Energy Inc 5.75% 7/15/2029 (d)		1,985,000	1,984,230
NRG Energy Inc 6% 2/1/2033 (d)		1,070,000	1,084,405
NRG Energy Inc 6.25% 11/1/2034 (d)		1,745,000	1,789,056
PacifiCorp 7.375% 9/15/2055 (c)		1,756,000	1,822,132
PG&E Corp 5% 7/1/2028 (t)		2,550,000	2,520,959
PG&E Corp 5.25% 7/1/2030		2,125,000	2,070,960
PG&E Corp 7.375% 3/15/2055 (c)		2,579,000	2,559,359
Southern Co/The 1.875% 9/15/2081 (c)	EUR	2,385,000	2,683,762
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		1,220,000	1,280,399
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		825,000	876,546
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(t)		830,000	847,708
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		1,065,000	1,113,706
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		1,055,000	1,112,643
			68,869,647
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.95% 7/15/2030 (d)		37,328,000	36,024,202
AES Corp/The 6.95% 7/15/2055 (c)		1,227,000	1,187,103
Alpha Generation LLC 6.75% 10/15/2032 (d)		590,000	608,276
Calpine Corp 4.625% 2/1/2029 (d)		775,000	765,715
Calpine Corp 5.125% 3/15/2028 (d)		910,000	909,333
Sunnova Energy Corp 5.875% (d)(f)		2,795,000	8,385
			39,503,014
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029		13,668,000	13,040,716
NiSource Inc 5.8% 2/1/2042		2,300,000	2,361,773
NiSource Inc 5.95% 6/15/2041		3,281,000	3,334,056
Puget Energy Inc 4.1% 6/15/2030		12,516,000	12,201,788
Puget Energy Inc 4.224% 3/15/2032		23,786,000	22,557,645
Sempra 6% 10/15/2039		5,447,000	5,562,385
			59,058,363
TOTAL UTILITIES			167,431,024

TOTAL UNITED STATES			3,754,185,855
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		265,000	274,441
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		910,000	946,855
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		440,000	464,693
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		685,000	685,856

TOTAL UZBEKISTAN			2,371,845
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		98,000	16,792
Petroleos de Venezuela SA 5.375% (f)(s)		353,900	53,234
Petroleos de Venezuela SA 6% (d)(f)		1,847,331	277,100
Petroleos de Venezuela SA 6% (d)(f)		1,619,833	243,671

TOTAL VENEZUELA			590,797
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		880,881	870,134
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		1,505,000	1,519,525
First Quantum Minerals Ltd 8% 3/1/2033 (d)		1,065,000	1,106,036
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		330,000	344,025
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		2,525,000	2,676,248

TOTAL ZAMBIA			5,645,834
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,164,846,130)			5,144,586,124

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	11,025	238,581
DigitalBridge Group Inc Series I, 7.15%	13,700	295,646
		534,227
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (c)	22,800	506,160
Franklin BSP Realty Trust Inc 7.5%	18,900	397,089
MFA Financial Inc 7.5%	13,700	296,606
		1,199,855
TOTAL FINANCIALS		1,734,082

Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	28,500	2,258,625
Strategy Inc 9%	12,800	1,251,200
		3,509,825
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	7,100	180,600
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	16,525	380,075
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	137	2,487
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	6,925	156,090
TOTAL REAL ESTATE		719,252

TOTAL UNITED STATES		5,963,159
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $5,987,031)		5,963,159

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(s)		1,486,000	1,490,388
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(m)		1,515,000	1,563,818
TOTAL BRAZIL			3,054,206
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(m)		545,000	585,171
Banco de Credito e Inversiones SA 8.75% (c)(d)(m)		550,000	597,139
Banco del Estado de Chile 7.95% (c)(d)(m)		480,000	523,966

TOTAL CHILE			1,706,276
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(m)(s)	EUR	3,955,000	4,204,032
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(m)(s)	EUR	1,555,000	2,015,858
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(d)(m)		1,090,000	1,124,399
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(m)(s)	EUR	4,700,000	5,412,839
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (c)(m)		5,250,000	5,468,862
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(m)(s)	EUR	6,000,000	7,086,058
Grand City Properties SA 1.5% (c)(m)(s)	EUR	2,300,000	2,619,983
			15,174,903
TOTAL GERMANY			20,587,742
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(m)(s)		1,000,000	990,802
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(m)		350,000	350,467
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(m)		340,000	332,054
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(m)		902,000	927,347
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(m)		375,000	389,392
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		485,000	475,915
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		555,000	611,749
			2,404,403
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(m)		2,670,000	2,716,100
Cemex SAB de CV 7.2% (c)(d)(m)		865,000	904,737
			3,620,837
TOTAL MEXICO			6,025,240
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(d)(e)(f)(m)		390,000	19,500
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(m)(s)		615,000	600,252
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(m)(s)	EUR	1,410,000	1,655,447
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(f)(m)(s)	EUR	2,605,000	2,194,341

TOTAL SWEDEN			3,849,788
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(m)(s)		7,755,000	659,175
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(m)(s)		1,325,000	1,337,732
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (c)(m)(s)	EUR	4,415,000	5,239,888
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(m)(s)	GBP	1,000,000	1,449,554
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (c)(m)(s)	GBP	1,015,000	961,212
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(m)(s)	GBP	1,475,000	2,004,220
TOTAL UNITED KINGDOM			9,654,874
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (c)(m)		1,210,000	1,205,875
Energy Transfer LP Series G, 7.125% (c)(m)		830,000	869,251
Mesquite Energy Inc 7.25% (e)(f)(m)		4,592,000	459
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(m)		5,047,000	5,069,288
			7,144,873
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 6.25% (c)(m)		1,150,000	1,158,648
BW Real Estate Inc 9.5% (c)(d)(m)		1,605,000	1,653,640
Citigroup Inc 6.875% (c)(m)		645,000	661,198
			3,473,486
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(m)		2,295,000	2,097,886
Ally Financial Inc 4.7% (c)(m)		740,000	721,673
			2,819,559
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(e)(m)		630,342	649,335
TOTAL FINANCIALS			6,942,380

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(m)		2,738,000	2,700,317
Aircastle Ltd 5.25% (c)(d)(m)		2,895,000	2,945,841
			5,646,158
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(m)		405,000	371,332
TOTAL UNITED STATES			20,104,743
TOTAL PREFERRED SECURITIES (Cost $86,303,607)			76,617,140

U.S. Government Agency - Mortgage Securities - 27.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.0%
Fannie Mae 2% 11/1/2051	10,995,780	8,822,235
Fannie Mae 2% 3/1/2052	10,141,396	8,120,891
Fannie Mae 2.5% 1/1/2052	1,881,046	1,574,455
Fannie Mae 2.5% 4/1/2052	2,694,871	2,270,793
Fannie Mae 2.5% 5/1/2052 (x)	6,678,610	5,608,849
Fannie Mae 2.5% 5/1/2052	5,144,485	4,323,671
Fannie Mae 2.5% 6/1/2052	11,287,484	9,567,670
Fannie Mae 3% 12/1/2051	10,306,457	9,035,110
Fannie Mae 3% 6/1/2052	5,157,685	4,556,920
Fannie Mae 3.5% 7/1/2047	99,496	92,177
Fannie Mae 5.5% 2/1/2055	5,335,390	5,420,529
Fannie Mae 6.5% 7/1/2054	196,675	206,772
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	5,480	5,637
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,385	1,422
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	753	769
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	1,990	2,043
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	6,329	6,533
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,322	1,359
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(c)	9,550	9,803
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	1,841	1,894
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	2,994	3,071
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	4,109	4,235
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(c)	7,758	8,073
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(c)	10,640	11,031
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	2,329	2,395
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(c)	18,494	19,267
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	4,849	5,007
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,925	2,008
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	38,698	40,301
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(c)	252,257	262,754
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	3,775	3,916
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(c)	3,985	4,157
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	12,967	13,526
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	3,524	3,672
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	7,396	7,640
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(c)	1,139	1,174
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	7,660	7,961
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.537% 10/1/2033 (b)(c)	15,371	15,646
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,882	2,950
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	7,943	8,113
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	4,039	4,116
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(c)	4,513	4,619
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	6,145,543	5,522,250
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	940,467	787,071
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	11,307,061	8,581,658
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,896,471	2,602,705
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,758,699	2,478,906
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,495,542	1,343,861
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	94,843	85,224
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	64,954	58,367
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	918,947	770,329
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,915,709	6,565,373
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	2,978,486	2,676,402
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	65,816	59,141
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	938,462	786,028
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	499,832	448,357
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	141,557	126,979
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	138,000	123,788
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	957,275	800,469
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	9,137,460	6,935,008
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	182,102	163,348
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	179,561	161,069
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	59,316	53,207
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	977,960	817,178
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	756,431	678,531
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	187,598	168,278
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	98,118	88,014
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	198,787	178,190
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	195,008	174,925
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	208,724	160,306
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	139,284	124,853
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	199,779	179,080
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	207,161	185,697
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	3,692,356	2,802,367
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,946,475	3,162,672
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	59,295	47,519
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,583,898	3,679,228
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	3,169,098	2,539,689
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	321,772	257,765
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	615,324	535,880
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,597,321	7,402,422
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,638,574	2,275,140
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,520,913	2,047,023
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,541,349	2,038,998
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,115,624	6,559,588
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	6,042,081	4,891,165
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	73,369	58,636
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	5,883,021	4,710,926
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	22,516	17,921
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	16,104,819	14,008,260
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,265,744	7,123,404
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,280,097	3,690,628
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,426,561	2,954,158
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,674,042	1,347,841
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,475,468	6,861,032
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,344,662	4,319,912
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,949,235	1,557,836
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,086,216	870,824
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	569,323	455,006
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	408,551	326,516
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	43,920	35,170
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	41,431	33,112
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,794,925	5,032,238
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	856,163	746,563
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,821	12,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,122,647	1,704,388
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	41,804	33,541
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,169,360	3,362,137
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,932,023	2,369,856
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,641,770	1,329,040
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,335,628	1,079,544
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	65,791	52,580
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,300,944	2,250,978
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	330,044	304,593
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	228,361	210,966
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	224,590	207,973
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	119,413	111,100
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	4,372,507	3,509,556
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,671,508	1,338,488
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	104,168	83,415
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	41,918	33,645
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	10,807,942	8,674,904
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,495,281	4,402,155
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,219	14,069
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	54,615,159	43,733,996
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,033,608	827,679
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	67,840	54,451
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,512,100	4,446,634
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,102,081	1,702,983
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,453,433	1,173,853
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,431,349	1,153,333
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,299,323	1,042,890
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	938,430	759,675
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,383,612	1,199,222
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	727,588	636,605
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	40,553,925	32,474,229
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	14,259,548	11,427,482
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,985,647	5,593,873
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,435,219	2,779,793
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,831,991	1,466,997
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	195,404	156,473
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,098	15,293
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	345,735	319,722
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	6,853,023	5,931,470
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	16,604,730	14,420,642
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	35,527,528	28,449,258
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	384,043	355,029
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,427,876	2,100,909
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	531,323	464,519
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	759,930	610,427
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	523,472	418,851
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	49,030	39,108
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,059,727	3,508,682
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,724,953	2,365,839
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,715,912	2,342,736
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	247,682	213,984
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	29,527,133	23,708,932
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,792,810	1,447,387
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,471,377	1,181,448
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	623,522	502,997
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	335,594	271,459
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	202,968	162,847
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	165,220	132,561
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	48,577	38,975
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	23,198	18,612
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	17,495,482	15,242,800
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	4,185,380	3,614,906
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	539,592	465,675
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	57,682	46,316
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	879,586	703,793
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	454,668	363,798
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	56,890	45,520
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	849,285	679,549
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	493,257	394,676
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,014,347	979,286
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	13,969,607	13,191,501
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,617,432	2,196,543
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,884,267	1,572,441
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	685,917	575,835
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	997,194	963,088
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	904,130	873,858
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	621,931	573,992
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,526,394	2,263,772
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	15,475,091	13,122,069
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	13,458,865	11,244,179
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,577,978	1,326,208
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	950,625	798,059
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	183,091	178,755
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	653,484	631,124
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	282,314	271,661
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	73,759	70,952
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	3,268	3,152
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,283,187	4,023,198
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,153,758	1,938,410
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,482,440	1,321,594
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	525,579	469,787
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,346,255	12,820,995
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,266,021	8,663,344
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,505,267	5,463,271
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,954,655	4,164,129
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,821,010	1,757,423
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,935,541	3,800,797
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	517,382	497,676
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	5,328,115	5,138,001
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,892,776	5,788,711
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,157,071	3,508,091
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,707,087	3,121,405
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	103,895	86,702
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,398,770	1,325,667
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,115,283	1,057,692
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	554,209	535,444
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	451,571	428,394
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	173,164	144,507
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	779,485	702,769
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	253,634	215,306
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,198,523	2,692,190
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,001,831	967,537
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	42,684	35,700
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,844,173	6,671,059
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	918,950	775,202
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	905,062	876,386
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	896,755	806,098
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	712,152	639,666
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	704,835	633,539
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	366,532	326,899
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	145,762	130,132
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	102,705	87,184
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	19,380,083	16,427,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,115,643	14,395,502
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,537,892	8,846,669
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,302,698	7,885,295
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,993,599	6,775,657
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,119,305	5,137,219
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,244,843	4,386,709
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,625,151	2,203,842
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,745,697	8,236,432
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	5,321,797	4,512,606
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	12,577,685	10,661,290
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	1,979,255	1,781,390
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,672,974	2,396,042
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	716,258	642,658
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,096,295	6,017,288
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,984,396	3,367,354
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,250,092	1,209,550
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	4,295,624	3,849,329
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,155,558	9,361,719
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,972,415	7,529,631
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,673,192	7,278,524
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	906,561	757,384
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	289,464	241,832
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	4,377	4,273
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	7,791,531	7,522,130
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,513,552	1,461,219
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	559,772	513,990
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,992	44,874
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	37,187	34,358
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,073	11,974
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,419	11,486
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,321	11,290
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,933	10,022
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,998,936	6,131,211
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,970,458	1,709,536
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	728,428	634,931
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	421,485	365,674
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	4,601	4,482
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,168	10,240
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,932,880	2,631,587
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,885,135	6,978,999
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	33,003	29,200
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,410,759	2,113,381
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	121,569	118,402
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	690,722	676,188
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	323,406	297,287
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	269,516	247,541
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,122	9,291
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,735,445	3,351,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,613,803	3,242,559
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,387,184	1,215,635
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,865,444	6,912,412
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,360,219	5,631,309
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,261,474	4,619,024
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,917,607	4,321,755
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	706,446	617,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	68,508	60,486
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	50,655	44,723
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,842,266	1,800,016
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	16,784	16,344
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,444,100	2,359,592
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	695,579	672,180
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,879,950	11,287,125
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,033,128	3,535,623
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,553,185	2,241,429
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,152,629	1,891,801
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,415,464	1,236,437
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,185,245	1,162,762
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	23,817	23,258
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	476,113	466,329
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	94,878	87,051
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	91,201	83,606
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	81,490	74,527
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	52,054	47,953
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,157	6,536
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,115,575	2,746,833
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	13,691,453	11,989,715
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,208,001	6,312,104
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (u)	4,748,667	4,158,446
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	784,540	686,047
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	768,163	672,687
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	688,758	603,151
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	388,716	379,419
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	329,087	320,035
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	199,473	194,453
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	125,980	119,377
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	149,677	137,494
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,788	6,225
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,343,114	1,205,136
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,740,338	5,942,589
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,545,067	3,104,444
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	306,930	266,288
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	22,997	22,390
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	58,895	56,993
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,347	5,817
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,751,300	2,476,398
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	26,605	23,456
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	15,947,418	14,069,937
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,790,847	5,112,713
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,205,992	2,814,526
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	983,717	853,456
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	10,142	9,892
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	477,234	437,043
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	98,402	90,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,165	25,821
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,134	13,782
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,949	7,321
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,345	6,704
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	49,742	45,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,204,481	1,081,121
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	794,066	700,084
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	418,501	366,615
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	5,505,014	4,772,616
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	930,990	809,456
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	80,118	78,136
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	22,547	20,651
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,142	5,611
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,401	4,005
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (g)	4,304,016	3,797,306
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,486,199	3,057,250
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,445,947	2,384,384
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,368,153	1,341,081
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	41,140	39,421
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	168,158	160,447
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	90,370	83,194
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,163,932	4,551,144
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	4,217,355	3,710,304
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	682,082	592,829
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	20,341	19,457
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	71,819	66,766
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	111,952	102,303
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	110,435	99,855
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	35,389	31,754
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	11,035,573	9,701,874
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,986,576	4,393,276
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,943,932	2,589,984
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	157,708	153,704
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	129,248	125,941
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,940,372	2,872,926
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	227,126	208,666
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	47,944	43,848
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,538	16,039
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,253	6,621
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	80,288	75,808
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,644	1,552
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	193,826	182,608
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,688	18,240
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	548,464	507,091
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	115,775	107,041
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	60,609	56,037
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,882,677	1,746,541
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	444,225	405,197
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	10,365	9,837
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	611,302	576,322
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	191,839	180,799
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	55,923	52,725
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	9,933	9,345
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	22,543	20,899
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	393,364	364,428
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,749,799	1,623,271
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	34,136,259	31,731,879
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	348,177	342,716
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	34,510	32,470
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	18,365	17,208
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,119,977	2,841,966
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	1,810,413	1,778,054
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,212,175	1,144,551
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	48,481	45,758
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	18,626	17,529
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	38,632	35,887
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	21,085	19,547
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,180	13,146
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	416,367	384,958
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,205,541	1,180,225
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	26,038	24,531
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	929,449	846,048
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	114,817	108,073
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	458,800	417,057
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	287,707	270,436
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,059,707	983,080
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	14,320,799	13,182,334
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	134,232	126,086
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,628,162	2,434,835
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	947,585	879,065
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,787,068	3,463,521
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	5,753,824	5,629,402
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	7,545	7,115
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	363,953	342,007
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,604	6,223
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,463,310	2,267,484
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	16,644,210	15,159,799
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	37,328	34,971
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	8,934	8,325
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,171,682	2,009,897
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	53,628	49,633
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	52,193	48,305
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	50,638	46,866
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	38,288	35,436
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,646	15,406
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,413,234	4,160,445
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	5,891,960	5,386,740
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,465,122	1,333,197
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,782,902	1,748,248
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	581	549
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	239,874	226,371
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	83,127	78,620
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	236,069	222,899
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	48,286	45,479
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,909,400	1,768,945
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	983,387	911,049
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	50,442	46,732
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	698,291	635,414
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	79,995	76,986
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	146,617	138,142
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	128,883	121,570
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,640	12,859
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,547	10,926
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	5,218,623	4,847,789
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,115,263	1,034,619
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	447,881	436,024
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	46,824	45,521
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	44,758	43,522
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	17,787	17,302
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,174	13,793
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,046	13,683
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,081	11,748
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,674	8,441
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,325	5,181
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,945	3,827
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,206	2,167
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	401,934	391,151
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,931	6,711
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,448	2,420
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,315,427	2,247,932
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	28,565	27,637
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	5,359	5,193
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,984,210	1,900,965
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	6,443,979	6,099,121
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	128,272	121,848
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	118,598	115,573
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	68,812	66,785
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	29,005	28,252
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,715	26,078
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,029	13,674
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	574,585	558,515
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	383,136	372,297
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	22,725	22,038
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,293	7,092
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,254	2,215
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	28,403	27,564
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	17,363	16,806
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,355,809	1,316,374
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,461,257	2,371,335
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,060,054	1,974,271
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,566	18,739
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	392,347	375,274
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	892,213	868,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	128,549	125,345
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	101,735	99,269
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,816	88,290
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	84,854	82,443
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,407	78,213
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,800	75,765
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,703	75,735
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	69,922	68,060
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	65,732	63,788
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,203	59,546
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	56,516	54,906
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,570	51,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,811	39,665
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,168	37,032
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,272	33,441
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,114	33,180
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,846	26,050
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,205	22,718
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,614	15,120
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,441	5,299
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,946	4,798
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,076	1,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	350,356	340,572
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	192,147	186,743
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	158,557	154,016
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,969	7,717
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	11,736	11,443
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	10,577	10,280
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	174,852	166,164
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	22,345	21,235
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	206,716	201,049
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	90,953	88,572
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,391	14,004
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,563	12,232
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,561	6,379
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,393	6,251
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,743	5,600
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,559	5,411
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,408	5,268
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,879	4,763
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,872	4,739
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,859	4,739
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,328	4,182
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,982	2,906
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,423	1,389
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	130,565	126,768
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	66,702	64,751
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	54,476	52,944
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	15,685	15,240
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,609	10,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	41,022	39,498
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	542,097	519,354
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	38,149	36,489
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	96,839	91,989
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	370,827	360,992
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	54,818	53,348
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,540	17,153
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,876	16,423
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,062	9,778
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,259	5,124
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	290,689	282,158
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,502	27,614
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,633	9,424
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,897	4,767
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,665	4,524
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	45,168	43,673
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	487,164	462,615
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	84,298	80,050
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	12,457	12,230
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	48,398	47,052
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,833	22,208
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,572	20,923
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,016	17,475
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,261	11,927
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,721	10,468
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,415	9,162
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,326	8,078
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,472	4,369
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,269	4,155
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,995	2,917
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	189,849	184,102
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,688	23,997
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,017	21,391
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,432	15,898
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,142	14,683
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,109	12,720
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,530	11,188
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	60,026	57,679
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	269,684	258,454
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	21,289,677	20,156,985
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	163,014	158,366
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	114,506	111,253
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	56,410	54,800
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	31,417	30,474
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,773	23,015
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,537	22,817
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,078	7,836
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,311	7,083
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,385	3,303
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	37,919	36,663
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	7,060,727	6,796,188
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	78,204	74,703
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	9,758,359	9,184,286
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,144,711	3,915,130
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,861	20,760
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	44,100	42,301
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,059,431	1,010,680
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	728,880	684,179
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	24,132	22,629
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	62,919	61,249
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	2,107,526	1,982,225
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	2,036,110	1,915,056
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,719	5,542
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,765	10,336
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	352,946	337,698
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	578,653	551,483
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	23,910	22,705
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	20,916	20,439
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,242	4,144
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,484	1,447
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	131,757	126,188
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	79,658	76,291
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	15,422	14,698
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	101,515	99,045
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	28,320	27,530
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,608	10,313
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	25,198	24,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,338	10,985
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,684	9,392
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,518	6,360
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,695	2,620
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	422,309	404,064
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	23,869	22,838
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	131,781	125,274
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	14,373	13,663
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	217,048	206,111
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	20,144	20,170
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,170	2,173
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,565	1,567
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	34,692	34,738
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,772	2,775
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,635	2,638
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,323	1,324
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	569	569
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	467,046	457,538
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	29,210	29,253
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	19,883	19,912
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	6,641	6,650
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	355	354
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	10,083	10,096
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,276	11,263
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	118,613	116,198
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	90,568	88,724
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	3,268,779	3,158,312
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	10,522	10,534
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	7,473	7,481
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,715	2,719
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	7,536	7,542
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	531,800	531,446
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	22,486	22,469
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,742	11,728
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,737	7,729
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	56,748	56,685
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,287	3,290
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	5,847	5,841
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,367	3,348
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	62,885	61,605
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,577	3,487
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	2,464,028	2,380,757
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	26,903	26,942
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	556	557
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,075	1,076
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	900	901
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,377	4,382
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	110,034	109,978
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	51,731	51,656
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,023	22,007
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,823	4,819
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,680	3,676
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,128	9,045
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,345	1,333
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	5,069,559	4,982,200
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	3,301,611	3,243,686
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,968,695	1,913,853
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	3,126	3,129
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	798,557	797,679
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	40,411	40,310
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,321	2,318
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,428,514	2,405,638
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,049,956	1,048,506
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	39,217	38,468
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	47,115	46,097
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	18,209	18,236
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	16,223	16,240
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	8,865	8,875
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	50,507	50,579
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	11,766	11,781
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	804	805
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,459,082	2,457,205
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	61,680	60,502
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	15,140	14,851
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,992	11,808
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	49,965	48,886
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,796	22,828
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	15,241	15,262
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	14,141	14,160
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,299	12,316
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,089	10,104
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,856	6,865
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,471	6,479
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	4,555	4,561
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	435,409	436,014
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	258,088	258,456
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	75,080	75,189
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	48,928	48,882
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	4,143	4,141
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,298	11,268
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,928	3,919
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,396	2,395
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,859	1,856
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	62,440	61,189
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	41,525	40,705
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,297	33,631
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,827	14,543
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	160,129	156,619
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	69,485	68,070
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	21,754	21,783
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,896	16,921
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,514	15,536
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,365	15,387
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,674	14,692
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,279	11,295
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,525	10,540
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,108	10,121
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,506	9,518
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,024	9,036
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,602	8,612
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,083	8,093
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,109	7,120
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,788	6,797
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,370	5,378
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,933	3,938
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,518	3,523
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,169	2,172
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,020	2,020
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	465	465
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	15,496	15,519
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,648,840	3,658,939
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,865	1,864
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	5,181	5,176
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	56,750	55,630
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	22,586	22,232
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,387	10,224
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	8,790	8,622
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	42,331	41,456
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	15,202	15,208
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	7,446	7,456
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	21,803	21,833
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,519	15,541
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,700	14,722
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	6,438	6,446
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,745	4,751
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,487	2,490
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	523,903	523,101
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	145,263	144,528
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	35,167	34,593
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	85,742	84,077
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,282	16,941
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,731	10,563
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	14,221	14,239
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	8,429	8,441
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,687	2,691
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,380	2,376
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,262	1,261
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	148,660	148,579
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	23,586	23,575
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,760	5,757
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,577	3,575
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,375	1,374
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,028	1,027
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,406	4,397
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	43,524	42,746
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	51,239	50,228
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,091	30,134
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,711	25,748
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,661	25,688
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,618	24,654
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,060	23,093
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,263	20,293
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,006	20,034
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,676	18,703
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,759	17,781
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,523	17,548
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,493	17,518
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,827	16,851
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,799	15,818
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,110	15,127
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,800	12,818
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,664	11,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,583	10,598
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,133	10,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,920	9,934
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,999	8,009
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,334	7,345
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,731	6,734
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,547	6,547
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,521	6,530
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,767	5,773
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,723	5,732
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,579	3,584
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,077	3,081
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,777	2,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	323	323
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,527	1,526
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,398	1,397
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,813	3,812
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,280	2,276
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,348,060	1,315,563
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	18,640,694	18,109,768
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,001	34,049
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,213	31,256
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,116	31,159
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,096	31,132
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,057	25,094
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,702	21,733
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,733	19,763
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,321	19,344
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,240	19,266
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,093	18,120
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,871	16,895
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,202	15,224
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,894	14,911
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,900	12,919
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,616	12,633
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,483	9,496
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,412	9,426
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,955	8,968
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,393	8,392
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,204	7,215
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,900	6,910
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,971	5,980
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,578	5,585
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,965	3,970
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,501	3,504
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	45,733	45,797
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	42,765	42,819
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,110	2,113
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	193,375	193,169
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,044	8,041
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,060	2,055
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	257,595	257,299
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	22,216	21,785
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,117	5,992
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,693	14,897
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,550,420	5,539,387
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,895,538	1,893,547
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	7,474	7,540
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	581,443	589,041
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,917,626	4,923,219
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,485,620	4,480,909
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,789,480	2,782,192
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	10,956,572	10,873,163
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,061,114	3,056,943
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	837,571	848,596
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	537,286	544,698
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,441,430	3,476,532
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	266,315	269,413
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	3,219	3,263
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	67,811	68,677
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,982	2,011
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	3,331,326	3,364,264
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	18,367	18,656
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	6,286	6,385
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,335	2,371
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,116	1,133
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	93,672	95,065
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	75,239	76,429
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,347,999	5,417,885
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	406,257	411,532
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	924	938
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	53,851	54,703
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	53,422	54,079
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	31,927	32,320
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	31,535	31,907
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	2,988	3,032
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,506	16,763
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,913	16,161
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	114,541	116,354
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	53,649	54,498
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	2,502	2,540
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	165,223	167,837
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	44,549	45,254
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,946	6,040
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	382,284	386,302
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	231,329	233,761
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	169,867	171,653
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	218,819	221,590
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	7,471,436	7,591,828
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	16,297,722	16,590,895
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,550,463	2,601,124
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,968,424	4,001,366
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	7,357,660	7,418,736
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,183,959	1,201,927
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	8,099,762	8,177,124
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	11,282,418	11,481,847
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,456,178	4,534,946
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	888,857	906,790
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,686,547	4,728,380
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	953,511	960,830
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,467,363	4,544,932
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,664,091	4,734,874
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	3,043,715	3,105,125
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,367,984	2,420,201
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,797,946	1,813,995
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,597,610	5,687,808
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054 (w)	12,088,438	12,188,785
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	1,654	1,680
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	1,621	1,648
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	1,322	1,345
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	600	610
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	853	869
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,484	1,526
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,020	3,175
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	561	589
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	59,967	63,317
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	4,102	4,341
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	56,656	59,927
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,546	4,812
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	47,720	49,932
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	22,298	23,354
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,500	3,685
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,160	3,326
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,238	2,359
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	630	660
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	548	573
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	360	379
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	347	365
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	267	281
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	55,384	58,384
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	9,089	9,603
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,309,807	1,360,663
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	63,539	66,439
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	18,707	19,617
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,577	7,937
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,444	1,521
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	744	784
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	247	260
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	9,271	9,800
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,307,149	8,541,845
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,599,243	4,767,758
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,714,834	1,781,952
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	652,513	678,460
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	22,204	23,486
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	71,011	74,118
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	10,817	11,429
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	16,358,839	16,944,165
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,884,222	6,126,022
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	28,200	29,459
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	20,056	21,218
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,661	1,758
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,816,139	2,885,880
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	4,197,177	4,355,224
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	12,404,067	12,711,252
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	858	894
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,120	1,178
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,484	3,671
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	68,996	72,906
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	10,440,062	10,692,083
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	6,114,279	6,333,051
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,910	3,045
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,491	2,623
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,434	1,505
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	34,743	36,545
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	5,842,464	6,047,402
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,256,361	4,403,002
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	10,822,357	11,083,606
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	4,480	4,699
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,305	3,470
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	472	495
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	337	354
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	119	121
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,618	10,176
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	20,275,121	20,934,070
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	128,885	136,268
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,467,673	1,519,155
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	10,510,703	10,830,121
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	9,048,331	9,379,860
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	6,301,320	6,453,432
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,762,127	21,311,981
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,422	2,541
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,694	1,775
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,603	1,682
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,413	1,485
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	72	76
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	131,628	137,386
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	14,504,419	14,850,020
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	3,059	3,136
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,968	4,156
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,477	2,603
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,161	1,223
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	613	645
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	504	528
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	68	71
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,742	5,014
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	6,276,429	6,476,975
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,397,870	2,471,490
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	11,836,378	12,118,407
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,878,318	1,952,422
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	218	231
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	6,882,840	7,210,485
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,351	4,628
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	13,949,774	14,496,127
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	9,229	9,813
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	5,676,541	5,947,206
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	8,092	8,450
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	79,609	83,374
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	624	665
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	152,931	160,782
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	234	248
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,346	1,433
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,108,685	2,190,614
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,358,787	3,539,144
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	407	435
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	656	689
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	6,035,730	6,349,928
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	3,462,994	3,596,190
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	23,148	24,171
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,419	4,612
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	9,534	10,008
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	302	321
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,278,040	4,442,584
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,385	2,536
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	546	580
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	70,403	73,732
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	55,496	58,091
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,058	13,681
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	286,070	300,836
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,326,803	2,456,290
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,783,883	1,884,271
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	230	245
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,866,036	5,101,097
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (c)	69,941	72,661
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	383	385
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	58	61
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	698	734
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	114	120
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	298	300
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	34	34
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	268	282
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	99	104
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	78	82
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	104	110
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	189	201
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	156	165
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	49	51
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	30	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	74	78
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	54	57
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	590	621
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	199	200
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	685	720
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	268	283
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	122	129
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	270	284
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	144	151
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	113	119
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	613	644
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	289	304
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	19	20
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	339	340
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	146	154
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	900	959
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	9	10
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,705	3,910
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	225	238
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	111	117
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	82	82
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	37	39
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	111	116
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	298	316
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	201	213
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,361	2,483
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	5,372	5,648
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	166	174
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	149	158
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,006	1,058
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	661	695
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,185	3,382
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,422	1,495
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	666	700
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	568	604
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,055	1,109
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	467	491
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	84	88
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	192	202
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	76	80
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	438	465
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	431	456
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	104	109
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,631	1,760
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	480	483
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	393	413
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	117	123
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	196	206
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	118	125
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	362	380
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	44	46
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,654	6,006
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,429	1,518
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	564	567
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	70	74
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	306	322
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	244	256
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	175	184
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	47	50
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	899	945
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,480	1,556
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	134	141
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	64	67
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	47	49
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,156	1,229
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	350	354
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	413	422
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	389	397
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	201	204
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	144	147
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	131	134
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	142	145
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,059	1,109
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	140	145
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	252	258
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	176	179
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	112	113
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	110	112
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	117	119
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	73	76
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	329	346
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	133	136
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	101	103
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	194	198
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	99	103
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	514	544
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	152	154
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	127	128
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	454	472
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	221	234
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	555	564
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	103	106
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	171	175
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	126	129
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	443	450
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	50	52
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	122	123
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	184	187
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	204	210
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	88	90
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	75	76
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	56	58
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	359	374
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	5,550	5,681
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	126	133
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	66	66
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	301	307
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	81	82
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	370	385
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	205	213
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,248	3,506
Freddie Mac Gold Pool 1.5% 1/1/2036	3,600,790	3,235,591
Freddie Mac Gold Pool 1.5% 1/1/2051	11,209,279	8,507,445
Freddie Mac Gold Pool 1.5% 11/1/2035	3,792,735	3,408,068
Freddie Mac Gold Pool 1.5% 11/1/2035	233,891	210,169
Freddie Mac Gold Pool 1.5% 11/1/2050	95,586	73,323
Freddie Mac Gold Pool 1.5% 12/1/2035	2,884,595	2,592,034
Freddie Mac Gold Pool 1.5% 12/1/2040	560,067	469,083
Freddie Mac Gold Pool 1.5% 12/1/2050	65,161	49,984
Freddie Mac Gold Pool 1.5% 12/1/2050	26,221	20,138
Freddie Mac Gold Pool 1.5% 2/1/2036	172,253	154,513
Freddie Mac Gold Pool 1.5% 2/1/2041	966,978	808,507
Freddie Mac Gold Pool 1.5% 2/1/2051	11,387,374	8,642,612
Freddie Mac Gold Pool 1.5% 3/1/2036	109,059	97,828
Freddie Mac Gold Pool 1.5% 3/1/2041	979,934	819,389
Freddie Mac Gold Pool 1.5% 3/1/2051	9,054,582	6,872,106
Freddie Mac Gold Pool 1.5% 3/1/2051	22,031	16,921
Freddie Mac Gold Pool 1.5% 4/1/2036	187,100	167,831
Freddie Mac Gold Pool 1.5% 4/1/2041	4,067,873	3,399,650
Freddie Mac Gold Pool 1.5% 4/1/2041	1,001,190	835,794
Freddie Mac Gold Pool 1.5% 5/1/2036	191,938	172,172
Freddie Mac Gold Pool 1.5% 6/1/2036	195,086	174,996
Freddie Mac Gold Pool 1.5% 6/1/2051	54,236	41,654
Freddie Mac Gold Pool 1.5% 7/1/2035	3,989,917	3,600,214
Freddie Mac Gold Pool 1.5% 7/1/2036	159,502	142,976
Freddie Mac Gold Pool 1.5% 8/1/2035	3,141,099	2,834,302
Freddie Mac Gold Pool 1.5% 8/1/2036	118,876	106,559
Freddie Mac Gold Pool 2% 1/1/2051	3,929,321	3,153,837
Freddie Mac Gold Pool 2% 1/1/2051	125,472	100,552
Freddie Mac Gold Pool 2% 1/1/2052	675,734	540,049
Freddie Mac Gold Pool 2% 1/1/2052	623,820	497,585
Freddie Mac Gold Pool 2% 10/1/2041	17,947	15,475
Freddie Mac Gold Pool 2% 10/1/2050	1,621,817	1,301,231
Freddie Mac Gold Pool 2% 10/1/2050	58,507	46,942
Freddie Mac Gold Pool 2% 10/1/2051	8,074,534	6,511,237
Freddie Mac Gold Pool 2% 10/1/2051	1,416,530	1,144,934
Freddie Mac Gold Pool 2% 10/1/2051	459,270	371,213
Freddie Mac Gold Pool 2% 10/1/2051	69,188	55,425
Freddie Mac Gold Pool 2% 10/1/2051	66,659	53,337
Freddie Mac Gold Pool 2% 11/1/2041	3,273,904	2,819,949
Freddie Mac Gold Pool 2% 11/1/2041	1,631,110	1,405,809
Freddie Mac Gold Pool 2% 11/1/2050	18,520,252	15,009,814
Freddie Mac Gold Pool 2% 11/1/2050	6,197,913	4,972,766
Freddie Mac Gold Pool 2% 11/1/2050	135,877	109,018
Freddie Mac Gold Pool 2% 11/1/2050	88,085	70,673
Freddie Mac Gold Pool 2% 11/1/2050	15,415	12,378
Freddie Mac Gold Pool 2% 11/1/2051	7,342,851	5,921,213
Freddie Mac Gold Pool 2% 11/1/2051	4,843,506	3,890,627
Freddie Mac Gold Pool 2% 11/1/2051	1,960,569	1,571,797
Freddie Mac Gold Pool 2% 11/1/2051	1,658,121	1,340,204
Freddie Mac Gold Pool 2% 11/1/2051	1,495,341	1,195,083
Freddie Mac Gold Pool 2% 11/1/2051	740,324	591,670
Freddie Mac Gold Pool 2% 11/1/2051	658,815	532,498
Freddie Mac Gold Pool 2% 11/1/2051	501,096	400,478
Freddie Mac Gold Pool 2% 11/1/2051	394,168	318,593
Freddie Mac Gold Pool 2% 11/1/2051	62,618	50,044
Freddie Mac Gold Pool 2% 11/1/2051	19,845	15,860
Freddie Mac Gold Pool 2% 12/1/2035	324,357	299,649
Freddie Mac Gold Pool 2% 12/1/2051	5,614,303	4,537,853
Freddie Mac Gold Pool 2% 12/1/2051	1,013,978	819,564
Freddie Mac Gold Pool 2% 12/1/2051	475,768	384,250
Freddie Mac Gold Pool 2% 12/1/2051	466,746	376,088
Freddie Mac Gold Pool 2% 12/1/2051	459,875	369,115
Freddie Mac Gold Pool 2% 12/1/2051	258,401	207,161
Freddie Mac Gold Pool 2% 12/1/2051	166,641	132,920
Freddie Mac Gold Pool 2% 12/1/2051	138,665	110,605
Freddie Mac Gold Pool 2% 12/1/2051	76,287	60,969
Freddie Mac Gold Pool 2% 2/1/2036	321,399	296,916
Freddie Mac Gold Pool 2% 2/1/2036	271,294	250,543
Freddie Mac Gold Pool 2% 2/1/2041	1,550,476	1,344,832
Freddie Mac Gold Pool 2% 2/1/2042	2,074,853	1,784,793
Freddie Mac Gold Pool 2% 2/1/2051	12,681,731	10,163,033
Freddie Mac Gold Pool 2% 2/1/2051	8,152,465	6,607,198
Freddie Mac Gold Pool 2% 2/1/2051	243,359	195,026
Freddie Mac Gold Pool 2% 2/1/2051	70,348	56,442
Freddie Mac Gold Pool 2% 2/1/2052	14,902,265	11,961,178
Freddie Mac Gold Pool 2% 2/1/2052	6,542,439	5,271,679
Freddie Mac Gold Pool 2% 2/1/2052	1,059,043	844,737
Freddie Mac Gold Pool 2% 3/1/2036	237,639	219,463
Freddie Mac Gold Pool 2% 3/1/2041	1,722,187	1,501,723
Freddie Mac Gold Pool 2% 3/1/2051	21,194,904	16,972,171
Freddie Mac Gold Pool 2% 3/1/2051	4,032,597	3,237,990
Freddie Mac Gold Pool 2% 3/1/2051	838,445	671,399
Freddie Mac Gold Pool 2% 4/1/2041	16,715	14,480
Freddie Mac Gold Pool 2% 4/1/2042	8,631,430	7,491,534
Freddie Mac Gold Pool 2% 4/1/2051	3,170,000	2,538,430
Freddie Mac Gold Pool 2% 4/1/2051	984,349	788,233
Freddie Mac Gold Pool 2% 4/1/2052	308,580	246,618
Freddie Mac Gold Pool 2% 5/1/2036	411,988	380,476
Freddie Mac Gold Pool 2% 5/1/2041	1,440,522	1,247,301
Freddie Mac Gold Pool 2% 5/1/2051	21,244,477	17,011,868
Freddie Mac Gold Pool 2% 5/1/2051	19,348,555	15,675,069
Freddie Mac Gold Pool 2% 5/1/2051	1,471,169	1,178,063
Freddie Mac Gold Pool 2% 5/1/2051	954,185	765,570
Freddie Mac Gold Pool 2% 5/1/2051	754,631	610,651
Freddie Mac Gold Pool 2% 5/1/2051	397,157	318,650
Freddie Mac Gold Pool 2% 6/1/2035	22,254,662	20,608,077
Freddie Mac Gold Pool 2% 6/1/2041	2,400,796	2,077,198
Freddie Mac Gold Pool 2% 6/1/2050	48,752,752	39,161,458
Freddie Mac Gold Pool 2% 6/1/2050	5,347,941	4,329,247
Freddie Mac Gold Pool 2% 6/1/2051	50,421	40,344
Freddie Mac Gold Pool 2% 6/1/2052	1,190,049	952,208
Freddie Mac Gold Pool 2% 7/1/2041	10,021,256	8,709,125
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2050	144,216	115,799
Freddie Mac Gold Pool 2% 7/1/2050	61,343	49,275
Freddie Mac Gold Pool 2% 7/1/2051	412,722	333,847
Freddie Mac Gold Pool 2% 8/1/2051	957,922	768,569
Freddie Mac Gold Pool 2% 8/1/2051	444,531	355,687
Freddie Mac Gold Pool 2% 8/1/2051	31,764	25,416
Freddie Mac Gold Pool 2% 8/1/2051	23,830	19,068
Freddie Mac Gold Pool 2% 8/1/2052	1,781,073	1,423,441
Freddie Mac Gold Pool 2% 8/1/2052	31,906	25,450
Freddie Mac Gold Pool 2% 9/1/2050	41,373,157	33,220,746
Freddie Mac Gold Pool 2% 9/1/2050	302,787	242,934
Freddie Mac Gold Pool 2% 9/1/2050	41,537	33,352
Freddie Mac Gold Pool 2% 9/1/2051	19,410	15,432
Freddie Mac Gold Pool 2.5% 1/1/2041	3,375,965	3,027,873
Freddie Mac Gold Pool 2.5% 1/1/2042	2,231,436	1,985,566
Freddie Mac Gold Pool 2.5% 1/1/2052	7,866,933	6,606,830
Freddie Mac Gold Pool 2.5% 1/1/2052	2,113,365	1,779,475
Freddie Mac Gold Pool 2.5% 10/1/2041	1,090,794	972,500
Freddie Mac Gold Pool 2.5% 10/1/2050	2,145,910	1,810,232
Freddie Mac Gold Pool 2.5% 10/1/2051	2,518,131	2,116,358
Freddie Mac Gold Pool 2.5% 11/1/2031	851,661	822,505
Freddie Mac Gold Pool 2.5% 11/1/2041	712,911	637,212
Freddie Mac Gold Pool 2.5% 11/1/2041	594,713	532,813
Freddie Mac Gold Pool 2.5% 11/1/2050	1,614,906	1,369,356
Freddie Mac Gold Pool 2.5% 11/1/2051	2,529,515	2,113,278
Freddie Mac Gold Pool 2.5% 12/1/2050	1,473,116	1,249,126
Freddie Mac Gold Pool 2.5% 12/1/2051	6,580,937	5,541,217
Freddie Mac Gold Pool 2.5% 12/1/2051	5,222,670	4,386,117
Freddie Mac Gold Pool 2.5% 12/1/2051	1,739,193	1,451,374
Freddie Mac Gold Pool 2.5% 2/1/2030	204,208	198,814
Freddie Mac Gold Pool 2.5% 2/1/2035	1,157,787	1,098,002
Freddie Mac Gold Pool 2.5% 2/1/2042	2,165,077	1,936,960
Freddie Mac Gold Pool 2.5% 2/1/2051	6,113,557	5,183,978
Freddie Mac Gold Pool 2.5% 2/1/2051	4,693,790	3,940,485
Freddie Mac Gold Pool 2.5% 2/1/2052	3,414,032	2,849,045
Freddie Mac Gold Pool 2.5% 3/1/2032	3,801,174	3,668,384
Freddie Mac Gold Pool 2.5% 3/1/2050	1,870,646	1,574,519
Freddie Mac Gold Pool 2.5% 3/1/2051	4,368,051	3,667,024
Freddie Mac Gold Pool 2.5% 4/1/2042	452,274	403,011
Freddie Mac Gold Pool 2.5% 4/1/2047	3,474,442	2,947,231
Freddie Mac Gold Pool 2.5% 4/1/2052	2,535,447	2,142,796
Freddie Mac Gold Pool 2.5% 5/1/2035	2,989,032	2,830,016
Freddie Mac Gold Pool 2.5% 5/1/2041	4,615,074	4,156,933
Freddie Mac Gold Pool 2.5% 5/1/2051	25,640,764	21,734,017
Freddie Mac Gold Pool 2.5% 5/1/2052	7,179,245	6,062,946
Freddie Mac Gold Pool 2.5% 6/1/2031	798,216	773,775
Freddie Mac Gold Pool 2.5% 6/1/2040	366,886	331,471
Freddie Mac Gold Pool 2.5% 6/1/2041	539,895	484,080
Freddie Mac Gold Pool 2.5% 7/1/2032	1,214,971	1,171,103
Freddie Mac Gold Pool 2.5% 7/1/2036	2,890,858	2,728,031
Freddie Mac Gold Pool 2.5% 7/1/2051	3,989,393	3,364,096
Freddie Mac Gold Pool 2.5% 7/1/2051	3,969,215	3,347,081
Freddie Mac Gold Pool 2.5% 8/1/2041	490,456	439,994
Freddie Mac Gold Pool 2.5% 9/1/2041	1,083,006	970,569
Freddie Mac Gold Pool 2.5% 9/1/2051	51,182	42,760
Freddie Mac Gold Pool 3% 1/1/2034	65,141	63,262
Freddie Mac Gold Pool 3% 1/1/2043	47,618	43,760
Freddie Mac Gold Pool 3% 1/1/2052	1,865,910	1,633,993
Freddie Mac Gold Pool 3% 1/1/2052	749,092	655,986
Freddie Mac Gold Pool 3% 10/1/2042	38,373	35,132
Freddie Mac Gold Pool 3% 10/1/2049	3,216,202	2,826,505
Freddie Mac Gold Pool 3% 10/1/2051	1,960,907	1,722,697
Freddie Mac Gold Pool 3% 10/1/2051	774,138	678,645
Freddie Mac Gold Pool 3% 11/1/2042	8,056	7,433
Freddie Mac Gold Pool 3% 11/1/2049	25,294,280	22,387,537
Freddie Mac Gold Pool 3% 11/1/2050	937,016	821,138
Freddie Mac Gold Pool 3% 11/1/2051	2,933,197	2,571,374
Freddie Mac Gold Pool 3% 11/1/2051	741,020	649,380
Freddie Mac Gold Pool 3% 12/1/2030	356,121	348,628
Freddie Mac Gold Pool 3% 12/1/2032	1,000,450	977,504
Freddie Mac Gold Pool 3% 12/1/2033	32,406	31,530
Freddie Mac Gold Pool 3% 12/1/2042	862,068	793,074
Freddie Mac Gold Pool 3% 12/1/2050	7,616,204	6,674,331
Freddie Mac Gold Pool 3% 2/1/2033	345,791	338,686
Freddie Mac Gold Pool 3% 2/1/2033	103,783	101,124
Freddie Mac Gold Pool 3% 2/1/2037	341,491	324,825
Freddie Mac Gold Pool 3% 2/1/2037	19,168	18,232
Freddie Mac Gold Pool 3% 2/1/2043	56,216	51,888
Freddie Mac Gold Pool 3% 2/1/2043	27,382	25,189
Freddie Mac Gold Pool 3% 2/1/2043	13,725	12,563
Freddie Mac Gold Pool 3% 2/1/2052	799,183	699,851
Freddie Mac Gold Pool 3% 2/1/2052	749,555	655,454
Freddie Mac Gold Pool 3% 2/1/2052	509,569	446,234
Freddie Mac Gold Pool 3% 3/1/2033	60,259	58,715
Freddie Mac Gold Pool 3% 3/1/2033	28,374	27,625
Freddie Mac Gold Pool 3% 3/1/2043	60,366	55,499
Freddie Mac Gold Pool 3% 3/1/2048	375,493	333,399
Freddie Mac Gold Pool 3% 3/1/2050	5,831,421	5,121,201
Freddie Mac Gold Pool 3% 3/1/2052	5,507,565	4,823,019
Freddie Mac Gold Pool 3% 3/1/2052	5,332,670	4,626,534
Freddie Mac Gold Pool 3% 3/1/2052	956,318	837,455
Freddie Mac Gold Pool 3% 4/1/2032	21,654	21,182
Freddie Mac Gold Pool 3% 4/1/2032	7,581	7,417
Freddie Mac Gold Pool 3% 4/1/2034	433,388	420,346
Freddie Mac Gold Pool 3% 4/1/2043	24,705	22,726
Freddie Mac Gold Pool 3% 4/1/2046	101,763	91,394
Freddie Mac Gold Pool 3% 4/1/2046	84,505	75,894
Freddie Mac Gold Pool 3% 4/1/2050	5,873,492	5,158,147
Freddie Mac Gold Pool 3% 4/1/2050	2,693,617	2,374,815
Freddie Mac Gold Pool 3% 4/1/2051	2,192,787	1,920,241
Freddie Mac Gold Pool 3% 4/1/2052	4,975,042	4,403,325
Freddie Mac Gold Pool 3% 5/1/2033	32,834	32,077
Freddie Mac Gold Pool 3% 5/1/2045	28,177	25,512
Freddie Mac Gold Pool 3% 5/1/2046	1,534,484	1,378,131
Freddie Mac Gold Pool 3% 5/1/2046	244,130	219,255
Freddie Mac Gold Pool 3% 5/1/2051	2,726,127	2,388,143
Freddie Mac Gold Pool 3% 5/1/2052	6,445,179	5,648,123
Freddie Mac Gold Pool 3% 6/1/2046	1,517,811	1,363,158
Freddie Mac Gold Pool 3% 6/1/2052	3,824,165	3,354,827
Freddie Mac Gold Pool 3% 6/1/2052	3,107,464	2,721,231
Freddie Mac Gold Pool 3% 6/1/2052	569,108	494,638
Freddie Mac Gold Pool 3% 7/1/2032	41,680	40,699
Freddie Mac Gold Pool 3% 7/1/2043	123,187	113,067
Freddie Mac Gold Pool 3% 7/1/2043	30,472	27,941
Freddie Mac Gold Pool 3% 7/1/2045	64,126	58,050
Freddie Mac Gold Pool 3% 7/1/2045	22,237	20,579
Freddie Mac Gold Pool 3% 8/1/2032	47,541	46,432
Freddie Mac Gold Pool 3% 8/1/2032	32,925	32,143
Freddie Mac Gold Pool 3% 8/1/2042	11,174	10,293
Freddie Mac Gold Pool 3% 8/1/2042	8,611	7,902
Freddie Mac Gold Pool 3% 8/1/2045	30,111	27,146
Freddie Mac Gold Pool 3% 8/1/2045	16,520	15,026
Freddie Mac Gold Pool 3% 9/1/2049	41,988	37,229
Freddie Mac Gold Pool 3% 9/1/2051	2,646,004	2,317,954
Freddie Mac Gold Pool 3% 9/1/2051	791,461	693,831
Freddie Mac Gold Pool 3% 9/1/2051	694,629	605,861
Freddie Mac Gold Pool 3.5% 1/1/2032	7,317	7,211
Freddie Mac Gold Pool 3.5% 1/1/2044	3,842,252	3,627,000
Freddie Mac Gold Pool 3.5% 1/1/2044	1,940,231	1,830,308
Freddie Mac Gold Pool 3.5% 1/1/2045	1,462,188	1,380,364
Freddie Mac Gold Pool 3.5% 1/1/2046	5,874	5,464
Freddie Mac Gold Pool 3.5% 1/1/2048	3,265,278	3,005,697
Freddie Mac Gold Pool 3.5% 1/1/2048	12,987	12,048
Freddie Mac Gold Pool 3.5% 10/1/2040	104,473	97,631
Freddie Mac Gold Pool 3.5% 10/1/2042	38,796	36,614
Freddie Mac Gold Pool 3.5% 10/1/2042	5,287	4,983
Freddie Mac Gold Pool 3.5% 10/1/2047	57,579	53,415
Freddie Mac Gold Pool 3.5% 10/1/2051	3,176,206	2,903,110
Freddie Mac Gold Pool 3.5% 11/1/2033	2,060,551	2,023,485
Freddie Mac Gold Pool 3.5% 11/1/2033	451,493	442,894
Freddie Mac Gold Pool 3.5% 11/1/2040	218,375	204,072
Freddie Mac Gold Pool 3.5% 11/1/2045	1,721,825	1,601,519
Freddie Mac Gold Pool 3.5% 11/1/2045	33,612	31,160
Freddie Mac Gold Pool 3.5% 11/1/2045	26,911	25,031
Freddie Mac Gold Pool 3.5% 11/1/2047	390,687	362,436
Freddie Mac Gold Pool 3.5% 11/1/2047	28,305	26,230
Freddie Mac Gold Pool 3.5% 12/1/2033	114,198	112,181
Freddie Mac Gold Pool 3.5% 12/1/2040	211,486	197,634
Freddie Mac Gold Pool 3.5% 12/1/2047	87,688	81,348
Freddie Mac Gold Pool 3.5% 2/1/2034	2,204,001	2,166,025
Freddie Mac Gold Pool 3.5% 2/1/2034	1,944,742	1,901,403
Freddie Mac Gold Pool 3.5% 2/1/2043	2,289,995	2,160,152
Freddie Mac Gold Pool 3.5% 2/1/2043	175,053	165,542
Freddie Mac Gold Pool 3.5% 2/1/2043	65,591	62,296
Freddie Mac Gold Pool 3.5% 2/1/2046	1,137,461	1,056,563
Freddie Mac Gold Pool 3.5% 2/1/2052	795,943	726,014
Freddie Mac Gold Pool 3.5% 3/1/2032	2,287,467	2,253,841
Freddie Mac Gold Pool 3.5% 3/1/2045	551,243	515,210
Freddie Mac Gold Pool 3.5% 3/1/2045	140,450	131,562
Freddie Mac Gold Pool 3.5% 3/1/2045	105,137	98,463
Freddie Mac Gold Pool 3.5% 3/1/2045	51,296	48,246
Freddie Mac Gold Pool 3.5% 3/1/2046	2,437,471	2,269,447
Freddie Mac Gold Pool 3.5% 3/1/2047	25,889	23,958
Freddie Mac Gold Pool 3.5% 3/1/2052 (v)	6,173,011	5,628,742
Freddie Mac Gold Pool 3.5% 3/1/2052	2,444,509	2,229,800
Freddie Mac Gold Pool 3.5% 3/1/2052	2,203,019	2,005,339
Freddie Mac Gold Pool 3.5% 4/1/2033	1,107,399	1,095,218
Freddie Mac Gold Pool 3.5% 4/1/2037	12,868	12,396
Freddie Mac Gold Pool 3.5% 4/1/2040	258,866	245,870
Freddie Mac Gold Pool 3.5% 4/1/2042	1,504,285	1,425,542
Freddie Mac Gold Pool 3.5% 4/1/2042	96,269	91,120
Freddie Mac Gold Pool 3.5% 4/1/2042	14,237	13,475
Freddie Mac Gold Pool 3.5% 4/1/2043	212,532	200,242
Freddie Mac Gold Pool 3.5% 4/1/2043	88,517	83,553
Freddie Mac Gold Pool 3.5% 4/1/2046	1,216,638	1,130,109
Freddie Mac Gold Pool 3.5% 4/1/2046	380,941	353,372
Freddie Mac Gold Pool 3.5% 4/1/2052	2,672,304	2,452,556
Freddie Mac Gold Pool 3.5% 5/1/2033	36,894	36,293
Freddie Mac Gold Pool 3.5% 5/1/2034	133,433	130,684
Freddie Mac Gold Pool 3.5% 5/1/2034	21,655	21,252
Freddie Mac Gold Pool 3.5% 5/1/2040	509,461	484,248
Freddie Mac Gold Pool 3.5% 5/1/2040	97,163	92,261
Freddie Mac Gold Pool 3.5% 5/1/2045	501,527	468,054
Freddie Mac Gold Pool 3.5% 5/1/2045	70,384	65,683
Freddie Mac Gold Pool 3.5% 5/1/2045	37,857	35,347
Freddie Mac Gold Pool 3.5% 5/1/2045	16,958	16,022
Freddie Mac Gold Pool 3.5% 5/1/2045	6,307	5,863
Freddie Mac Gold Pool 3.5% 5/1/2046	2,558,720	2,380,738
Freddie Mac Gold Pool 3.5% 5/1/2046	1,231,580	1,143,989
Freddie Mac Gold Pool 3.5% 5/1/2046	555,963	515,728
Freddie Mac Gold Pool 3.5% 5/1/2052	982,258	889,514
Freddie Mac Gold Pool 3.5% 6/1/2032	1,211,420	1,193,143
Freddie Mac Gold Pool 3.5% 6/1/2040	439,167	418,113
Freddie Mac Gold Pool 3.5% 6/1/2045	2,085,788	1,950,610
Freddie Mac Gold Pool 3.5% 6/1/2045	599,163	559,823
Freddie Mac Gold Pool 3.5% 6/1/2045	120,664	113,027
Freddie Mac Gold Pool 3.5% 6/1/2045	97,492	91,347
Freddie Mac Gold Pool 3.5% 7/1/2032	1,054,924	1,039,018
Freddie Mac Gold Pool 3.5% 7/1/2032	300,253	295,649
Freddie Mac Gold Pool 3.5% 7/1/2040	41,610	39,470
Freddie Mac Gold Pool 3.5% 7/1/2042	2,146,545	2,025,078
Freddie Mac Gold Pool 3.5% 7/1/2047	945,406	878,225
Freddie Mac Gold Pool 3.5% 8/1/2034	224,098	219,397
Freddie Mac Gold Pool 3.5% 8/1/2034	17,010	16,657
Freddie Mac Gold Pool 3.5% 8/1/2040	284,477	270,169
Freddie Mac Gold Pool 3.5% 8/1/2042	1,217,195	1,149,025
Freddie Mac Gold Pool 3.5% 8/1/2047	1,454,339	1,350,994
Freddie Mac Gold Pool 3.5% 8/1/2047	168,981	156,762
Freddie Mac Gold Pool 3.5% 8/1/2047	114,313	106,190
Freddie Mac Gold Pool 3.5% 8/1/2051	4,203,894	3,842,436
Freddie Mac Gold Pool 3.5% 9/1/2040	227,627	211,438
Freddie Mac Gold Pool 3.5% 9/1/2042	3,229,187	3,044,487
Freddie Mac Gold Pool 3.5% 9/1/2042	2,722,448	2,565,312
Freddie Mac Gold Pool 3.5% 9/1/2042	2,098	1,977
Freddie Mac Gold Pool 3.5% 9/1/2046	440,507	410,957
Freddie Mac Gold Pool 3.5% 9/1/2046	70,892	65,695
Freddie Mac Gold Pool 3.5% 9/1/2047	32,698	30,333
Freddie Mac Gold Pool 3.5% 9/1/2047	26,842	24,901
Freddie Mac Gold Pool 4% 1/1/2041	1,216,401	1,185,849
Freddie Mac Gold Pool 4% 1/1/2041	26,067	25,465
Freddie Mac Gold Pool 4% 1/1/2041	6,833	6,647
Freddie Mac Gold Pool 4% 1/1/2043	9,254	8,944
Freddie Mac Gold Pool 4% 1/1/2044	34,165	32,939
Freddie Mac Gold Pool 4% 1/1/2044	27,824	26,877
Freddie Mac Gold Pool 4% 10/1/2041	444,881	432,905
Freddie Mac Gold Pool 4% 10/1/2041	53,186	51,769
Freddie Mac Gold Pool 4% 10/1/2041	48,854	47,561
Freddie Mac Gold Pool 4% 10/1/2041	26,575	25,878
Freddie Mac Gold Pool 4% 10/1/2042	17,610	17,095
Freddie Mac Gold Pool 4% 10/1/2042	7,064	6,914
Freddie Mac Gold Pool 4% 10/1/2042	4,899	4,735
Freddie Mac Gold Pool 4% 10/1/2043	87,367	84,419
Freddie Mac Gold Pool 4% 10/1/2043	36,104	34,811
Freddie Mac Gold Pool 4% 10/1/2043	12,082	11,714
Freddie Mac Gold Pool 4% 10/1/2043	10,004	9,648
Freddie Mac Gold Pool 4% 10/1/2052	4,349,341	4,113,862
Freddie Mac Gold Pool 4% 11/1/2041	72,024	70,000
Freddie Mac Gold Pool 4% 11/1/2041	7,832	7,685
Freddie Mac Gold Pool 4% 11/1/2041	2,066	2,011
Freddie Mac Gold Pool 4% 11/1/2042	1,215,531	1,181,536
Freddie Mac Gold Pool 4% 11/1/2042	812,224	790,696
Freddie Mac Gold Pool 4% 11/1/2042	75,486	73,284
Freddie Mac Gold Pool 4% 11/1/2042	65,076	63,068
Freddie Mac Gold Pool 4% 11/1/2042	31,349	30,429
Freddie Mac Gold Pool 4% 11/1/2042	23,708	22,954
Freddie Mac Gold Pool 4% 11/1/2042	2,310	2,276
Freddie Mac Gold Pool 4% 11/1/2043	209,618	203,202
Freddie Mac Gold Pool 4% 11/1/2045	116,337	111,562
Freddie Mac Gold Pool 4% 11/1/2047	1,013,085	963,266
Freddie Mac Gold Pool 4% 11/1/2051	34,619	32,899
Freddie Mac Gold Pool 4% 12/1/2040	13,382	13,064
Freddie Mac Gold Pool 4% 12/1/2040	5,950	5,803
Freddie Mac Gold Pool 4% 12/1/2040	5,664	5,524
Freddie Mac Gold Pool 4% 12/1/2042	881,956	858,110
Freddie Mac Gold Pool 4% 12/1/2042	26,384	25,570
Freddie Mac Gold Pool 4% 12/1/2042	14,227	13,858
Freddie Mac Gold Pool 4% 12/1/2045	1,516,462	1,458,649
Freddie Mac Gold Pool 4% 12/1/2045	397,552	385,488
Freddie Mac Gold Pool 4% 12/1/2047	3,936,175	3,742,614
Freddie Mac Gold Pool 4% 2/1/2041	321,314	312,677
Freddie Mac Gold Pool 4% 2/1/2042	1,900,620	1,845,878
Freddie Mac Gold Pool 4% 2/1/2042	31,149	30,343
Freddie Mac Gold Pool 4% 2/1/2042	612	599
Freddie Mac Gold Pool 4% 2/1/2043	52,736	51,097
Freddie Mac Gold Pool 4% 2/1/2043	46,647	45,093
Freddie Mac Gold Pool 4% 2/1/2043	30,157	29,199
Freddie Mac Gold Pool 4% 2/1/2043	20,056	19,375
Freddie Mac Gold Pool 4% 2/1/2044	36,615	35,369
Freddie Mac Gold Pool 4% 2/1/2044	19,963	19,343
Freddie Mac Gold Pool 4% 2/1/2044	14,876	14,329
Freddie Mac Gold Pool 4% 2/1/2045	854,228	824,304
Freddie Mac Gold Pool 4% 2/1/2046	103,154	98,694
Freddie Mac Gold Pool 4% 2/1/2046	51,449	49,272
Freddie Mac Gold Pool 4% 2/1/2046	21,878	20,932
Freddie Mac Gold Pool 4% 2/1/2048	1,166,995	1,111,796
Freddie Mac Gold Pool 4% 2/1/2048	67,843	64,613
Freddie Mac Gold Pool 4% 2/1/2052	18,333	17,409
Freddie Mac Gold Pool 4% 2/1/2052	15,824	15,026
Freddie Mac Gold Pool 4% 2/1/2053	3,094,016	2,920,701
Freddie Mac Gold Pool 4% 3/1/2042	36,324	35,337
Freddie Mac Gold Pool 4% 3/1/2042	33,366	32,401
Freddie Mac Gold Pool 4% 3/1/2042	8,037	7,785
Freddie Mac Gold Pool 4% 3/1/2043	16,131	15,696
Freddie Mac Gold Pool 4% 3/1/2043	9,473	9,153
Freddie Mac Gold Pool 4% 3/1/2044	32,992	31,813
Freddie Mac Gold Pool 4% 4/1/2040	1,005	988
Freddie Mac Gold Pool 4% 4/1/2042	504,465	489,948
Freddie Mac Gold Pool 4% 4/1/2042	376,289	366,033
Freddie Mac Gold Pool 4% 4/1/2042	14,953	14,486
Freddie Mac Gold Pool 4% 4/1/2042	13,658	13,334
Freddie Mac Gold Pool 4% 4/1/2042	11,020	10,722
Freddie Mac Gold Pool 4% 4/1/2042	10,875	10,611
Freddie Mac Gold Pool 4% 4/1/2043	629,753	611,169
Freddie Mac Gold Pool 4% 4/1/2043	32,435	31,469
Freddie Mac Gold Pool 4% 4/1/2043	9,419	9,217
Freddie Mac Gold Pool 4% 4/1/2046	325,557	311,481
Freddie Mac Gold Pool 4% 4/1/2048	243,307	231,571
Freddie Mac Gold Pool 4% 4/1/2048	203,274	193,469
Freddie Mac Gold Pool 4% 4/1/2048	109,802	104,505
Freddie Mac Gold Pool 4% 4/1/2048	43,779	41,667
Freddie Mac Gold Pool 4% 4/1/2048	20,615	19,621
Freddie Mac Gold Pool 4% 4/1/2052	39,590	37,595
Freddie Mac Gold Pool 4% 4/1/2052	26,309	24,984
Freddie Mac Gold Pool 4% 5/1/2037	2,039,691	1,994,728
Freddie Mac Gold Pool 4% 5/1/2042	65,296	63,595
Freddie Mac Gold Pool 4% 5/1/2043	39,748	38,404
Freddie Mac Gold Pool 4% 5/1/2043	13,135	12,678
Freddie Mac Gold Pool 4% 5/1/2043	11,154	10,764
Freddie Mac Gold Pool 4% 5/1/2043	11,092	10,705
Freddie Mac Gold Pool 4% 5/1/2043	4,310	4,166
Freddie Mac Gold Pool 4% 5/1/2045	1,807,944	1,759,668
Freddie Mac Gold Pool 4% 5/1/2045	64,547	62,021
Freddie Mac Gold Pool 4% 5/1/2048	2,803,848	2,670,350
Freddie Mac Gold Pool 4% 5/1/2053	8,436,664	7,945,618
Freddie Mac Gold Pool 4% 6/1/2041	19,228	18,683
Freddie Mac Gold Pool 4% 6/1/2041	3,315	3,274
Freddie Mac Gold Pool 4% 6/1/2042	21,980	21,361
Freddie Mac Gold Pool 4% 6/1/2043	36,675	35,704
Freddie Mac Gold Pool 4% 6/1/2043	16,858	16,278
Freddie Mac Gold Pool 4% 6/1/2050	494,635	467,082
Freddie Mac Gold Pool 4% 6/1/2052	20,226	19,207
Freddie Mac Gold Pool 4% 7/1/2041	181,805	176,631
Freddie Mac Gold Pool 4% 7/1/2042	548,101	531,546
Freddie Mac Gold Pool 4% 7/1/2043	83,352	80,528
Freddie Mac Gold Pool 4% 7/1/2043	75,347	73,072
Freddie Mac Gold Pool 4% 7/1/2043	53,092	51,479
Freddie Mac Gold Pool 4% 7/1/2043	27,062	26,116
Freddie Mac Gold Pool 4% 7/1/2043	23,907	23,075
Freddie Mac Gold Pool 4% 7/1/2043	20,690	19,963
Freddie Mac Gold Pool 4% 7/1/2043	6,082	5,871
Freddie Mac Gold Pool 4% 7/1/2044	1,326,962	1,292,539
Freddie Mac Gold Pool 4% 7/1/2052	31,500	29,913
Freddie Mac Gold Pool 4% 8/1/2043	42,218	40,779
Freddie Mac Gold Pool 4% 8/1/2043	23,991	23,349
Freddie Mac Gold Pool 4% 8/1/2043	20,771	20,215
Freddie Mac Gold Pool 4% 8/1/2043	5,557	5,362
Freddie Mac Gold Pool 4% 8/1/2044	9,677	9,394
Freddie Mac Gold Pool 4% 8/1/2044	9,585	9,243
Freddie Mac Gold Pool 4% 8/1/2052	19,734	18,739
Freddie Mac Gold Pool 4% 9/1/2040	30,174	29,417
Freddie Mac Gold Pool 4% 9/1/2041	54,842	53,391
Freddie Mac Gold Pool 4% 9/1/2041	20,051	19,517
Freddie Mac Gold Pool 4% 9/1/2041	18,260	17,742
Freddie Mac Gold Pool 4% 9/1/2041	11,342	11,068
Freddie Mac Gold Pool 4% 9/1/2042	4,274,073	4,151,219
Freddie Mac Gold Pool 4% 9/1/2042	47,794	46,601
Freddie Mac Gold Pool 4% 9/1/2043	1,248,857	1,218,627
Freddie Mac Gold Pool 4% 9/1/2043	54,892	53,170
Freddie Mac Gold Pool 4% 9/1/2043	54,789	53,083
Freddie Mac Gold Pool 4% 9/1/2043	47,070	45,456
Freddie Mac Gold Pool 4% 9/1/2043	46,699	45,055
Freddie Mac Gold Pool 4% 9/1/2043	43,739	42,344
Freddie Mac Gold Pool 4% 9/1/2043	25,151	24,364
Freddie Mac Gold Pool 4% 9/1/2043	17,482	16,855
Freddie Mac Gold Pool 4% 9/1/2043	7,553	7,339
Freddie Mac Gold Pool 4% 9/1/2051	40,856	38,839
Freddie Mac Gold Pool 4.5% 1/1/2041	756,411	756,594
Freddie Mac Gold Pool 4.5% 1/1/2041	17,128	17,134
Freddie Mac Gold Pool 4.5% 1/1/2041	11,438	11,449
Freddie Mac Gold Pool 4.5% 10/1/2039	7,696	7,701
Freddie Mac Gold Pool 4.5% 10/1/2040	51,834	51,839
Freddie Mac Gold Pool 4.5% 10/1/2040	28,122	28,105
Freddie Mac Gold Pool 4.5% 10/1/2041	134,302	134,270
Freddie Mac Gold Pool 4.5% 10/1/2044	981,820	979,438
Freddie Mac Gold Pool 4.5% 10/1/2048	181,456	177,592
Freddie Mac Gold Pool 4.5% 11/1/2039	864	864
Freddie Mac Gold Pool 4.5% 11/1/2040	2,596	2,597
Freddie Mac Gold Pool 4.5% 12/1/2039	448	448
Freddie Mac Gold Pool 4.5% 12/1/2040	16,359	16,348
Freddie Mac Gold Pool 4.5% 12/1/2040	13,116	13,107
Freddie Mac Gold Pool 4.5% 12/1/2040	1,100	1,100
Freddie Mac Gold Pool 4.5% 12/1/2045	158,171	158,293
Freddie Mac Gold Pool 4.5% 12/1/2047	460,095	451,592
Freddie Mac Gold Pool 4.5% 12/1/2048	2,514,764	2,462,787
Freddie Mac Gold Pool 4.5% 12/1/2052	3,991,523	3,856,631
Freddie Mac Gold Pool 4.5% 2/1/2040	3,600	3,602
Freddie Mac Gold Pool 4.5% 2/1/2041	82,908	82,929
Freddie Mac Gold Pool 4.5% 2/1/2041	21,589	21,590
Freddie Mac Gold Pool 4.5% 2/1/2041	21,454	21,430
Freddie Mac Gold Pool 4.5% 2/1/2041	21,446	21,427
Freddie Mac Gold Pool 4.5% 2/1/2041	20,147	20,150
Freddie Mac Gold Pool 4.5% 2/1/2041	15,699	15,705
Freddie Mac Gold Pool 4.5% 2/1/2041	13,243	13,253
Freddie Mac Gold Pool 4.5% 2/1/2041	10,099	10,101
Freddie Mac Gold Pool 4.5% 2/1/2041	9,207	9,200
Freddie Mac Gold Pool 4.5% 2/1/2044	61,035	60,806
Freddie Mac Gold Pool 4.5% 2/1/2044	14,173	14,126
Freddie Mac Gold Pool 4.5% 3/1/2041	86,745	86,756
Freddie Mac Gold Pool 4.5% 3/1/2041	20,690	20,693
Freddie Mac Gold Pool 4.5% 3/1/2041	11,983	11,983
Freddie Mac Gold Pool 4.5% 3/1/2041	4,241	4,242
Freddie Mac Gold Pool 4.5% 3/1/2042	2,237	2,237
Freddie Mac Gold Pool 4.5% 3/1/2044	37,123	36,975
Freddie Mac Gold Pool 4.5% 3/1/2044	22,547	22,453
Freddie Mac Gold Pool 4.5% 3/1/2044	11,623	11,572
Freddie Mac Gold Pool 4.5% 4/1/2041	29,132	29,097
Freddie Mac Gold Pool 4.5% 4/1/2041	28,491	28,478
Freddie Mac Gold Pool 4.5% 4/1/2041	3,246	3,242
Freddie Mac Gold Pool 4.5% 4/1/2041	1,167	1,167
Freddie Mac Gold Pool 4.5% 4/1/2048	214,470	210,372
Freddie Mac Gold Pool 4.5% 4/1/2048	84,173	82,564
Freddie Mac Gold Pool 4.5% 4/1/2048	82,369	80,795
Freddie Mac Gold Pool 4.5% 5/1/2039	456,724	457,115
Freddie Mac Gold Pool 4.5% 5/1/2039	71,309	71,383
Freddie Mac Gold Pool 4.5% 5/1/2039	9,884	9,899
Freddie Mac Gold Pool 4.5% 5/1/2040	2,859	2,860
Freddie Mac Gold Pool 4.5% 5/1/2041	31,068	31,048
Freddie Mac Gold Pool 4.5% 5/1/2041	30,499	30,460
Freddie Mac Gold Pool 4.5% 5/1/2041	12,408	12,408
Freddie Mac Gold Pool 4.5% 5/1/2048	167,837	164,578
Freddie Mac Gold Pool 4.5% 6/1/2040	6,007	6,010
Freddie Mac Gold Pool 4.5% 6/1/2041	32,503	32,521
Freddie Mac Gold Pool 4.5% 6/1/2041	23,624	23,604
Freddie Mac Gold Pool 4.5% 6/1/2041	20,101	20,113
Freddie Mac Gold Pool 4.5% 6/1/2041	14,798	14,784
Freddie Mac Gold Pool 4.5% 6/1/2041	9,626	9,641
Freddie Mac Gold Pool 4.5% 6/1/2041	9,422	9,418
Freddie Mac Gold Pool 4.5% 6/1/2041	2,430	2,429
Freddie Mac Gold Pool 4.5% 6/1/2047	249,928	246,324
Freddie Mac Gold Pool 4.5% 7/1/2040	39,130	39,154
Freddie Mac Gold Pool 4.5% 7/1/2040	17,195	17,189
Freddie Mac Gold Pool 4.5% 7/1/2040	15,346	15,349
Freddie Mac Gold Pool 4.5% 7/1/2044	3,516	3,487
Freddie Mac Gold Pool 4.5% 7/1/2047	456,862	450,703
Freddie Mac Gold Pool 4.5% 7/1/2047	201,607	198,700
Freddie Mac Gold Pool 4.5% 8/1/2033	4,340	4,352
Freddie Mac Gold Pool 4.5% 8/1/2039	588	588
Freddie Mac Gold Pool 4.5% 8/1/2040	8,415	8,416
Freddie Mac Gold Pool 4.5% 8/1/2040	2,175	2,175
Freddie Mac Gold Pool 4.5% 8/1/2040	1,375	1,375
Freddie Mac Gold Pool 4.5% 8/1/2041	97,960	97,953
Freddie Mac Gold Pool 4.5% 8/1/2041	13,776	13,762
Freddie Mac Gold Pool 4.5% 8/1/2041	10,303	10,306
Freddie Mac Gold Pool 4.5% 8/1/2052	11,642,601	11,260,059
Freddie Mac Gold Pool 4.5% 9/1/2039	145,642	145,751
Freddie Mac Gold Pool 4.5% 9/1/2039	56,933	57,036
Freddie Mac Gold Pool 4.5% 9/1/2039	835	836
Freddie Mac Gold Pool 4.5% 9/1/2041	136,111	136,117
Freddie Mac Gold Pool 4.5% 9/1/2041	101,305	101,287
Freddie Mac Gold Pool 4.5% 9/1/2041	13,647	13,650
Freddie Mac Gold Pool 4.5% 9/1/2041	2,710	2,710
Freddie Mac Gold Pool 4.5% 9/1/2052	9,431,318	9,112,590
Freddie Mac Gold Pool 5% 1/1/2035	99,404	100,831
Freddie Mac Gold Pool 5% 1/1/2037	4,678	4,752
Freddie Mac Gold Pool 5% 1/1/2040	91,685	93,209
Freddie Mac Gold Pool 5% 1/1/2053	7,473,078	7,451,217
Freddie Mac Gold Pool 5% 10/1/2033	11,774	11,945
Freddie Mac Gold Pool 5% 10/1/2033	8,194	8,310
Freddie Mac Gold Pool 5% 10/1/2033	406	412
Freddie Mac Gold Pool 5% 10/1/2052	1,605,733	1,604,047
Freddie Mac Gold Pool 5% 11/1/2035	6,697	6,803
Freddie Mac Gold Pool 5% 11/1/2037	579	588
Freddie Mac Gold Pool 5% 11/1/2040	2,381	2,420
Freddie Mac Gold Pool 5% 11/1/2052 (w)	8,197,342	8,186,172
Freddie Mac Gold Pool 5% 11/1/2052	2,946,475	2,949,826
Freddie Mac Gold Pool 5% 12/1/2033	7,776	7,891
Freddie Mac Gold Pool 5% 12/1/2033	4,569	4,635
Freddie Mac Gold Pool 5% 12/1/2033	1,468	1,488
Freddie Mac Gold Pool 5% 12/1/2035	18,137	18,428
Freddie Mac Gold Pool 5% 12/1/2052 (u)	7,005,058	6,995,512
Freddie Mac Gold Pool 5% 12/1/2052	2,208,782	2,203,011
Freddie Mac Gold Pool 5% 12/1/2052	998,022	996,662
Freddie Mac Gold Pool 5% 12/1/2052	915,416	913,025
Freddie Mac Gold Pool 5% 2/1/2035	10,801	10,941
Freddie Mac Gold Pool 5% 2/1/2040	18,097	18,405
Freddie Mac Gold Pool 5% 2/1/2041	7,355	7,480
Freddie Mac Gold Pool 5% 3/1/2041	3,679	3,741
Freddie Mac Gold Pool 5% 3/1/2041	3,649	3,711
Freddie Mac Gold Pool 5% 4/1/2034	3,803	3,860
Freddie Mac Gold Pool 5% 4/1/2035	26,990	27,382
Freddie Mac Gold Pool 5% 4/1/2035	9,647	9,798
Freddie Mac Gold Pool 5% 4/1/2035	6,972	7,080
Freddie Mac Gold Pool 5% 4/1/2036	57,131	58,027
Freddie Mac Gold Pool 5% 4/1/2038	27,477	27,923
Freddie Mac Gold Pool 5% 4/1/2040	60,780	61,809
Freddie Mac Gold Pool 5% 4/1/2041	1,509	1,534
Freddie Mac Gold Pool 5% 5/1/2034	4,598	4,665
Freddie Mac Gold Pool 5% 5/1/2034	2,281	2,314
Freddie Mac Gold Pool 5% 5/1/2034	1,679	1,705
Freddie Mac Gold Pool 5% 5/1/2034	365	370
Freddie Mac Gold Pool 5% 5/1/2035	26,307	26,716
Freddie Mac Gold Pool 5% 5/1/2035	936	950
Freddie Mac Gold Pool 5% 5/1/2040	16,121	16,389
Freddie Mac Gold Pool 5% 6/1/2035	4,854	4,927
Freddie Mac Gold Pool 5% 6/1/2035	2,137	2,171
Freddie Mac Gold Pool 5% 6/1/2038	1,494	1,519
Freddie Mac Gold Pool 5% 6/1/2038	1,416	1,440
Freddie Mac Gold Pool 5% 6/1/2040	58,305	59,288
Freddie Mac Gold Pool 5% 6/1/2040	38,834	39,487
Freddie Mac Gold Pool 5% 6/1/2041	767,109	780,154
Freddie Mac Gold Pool 5% 6/1/2041	4,075	4,143
Freddie Mac Gold Pool 5% 6/1/2052	3,904,252	3,911,133
Freddie Mac Gold Pool 5% 6/1/2053	2,494,992	2,519,661
Freddie Mac Gold Pool 5% 7/1/2035	170,416	172,988
Freddie Mac Gold Pool 5% 7/1/2035	23,869	24,246
Freddie Mac Gold Pool 5% 7/1/2035	1,266	1,286
Freddie Mac Gold Pool 5% 7/1/2035	401	408
Freddie Mac Gold Pool 5% 7/1/2035	140	142
Freddie Mac Gold Pool 5% 7/1/2040	7,214	7,333
Freddie Mac Gold Pool 5% 7/1/2041	2,954	3,004
Freddie Mac Gold Pool 5% 7/1/2041	2,755	2,800
Freddie Mac Gold Pool 5% 7/1/2041	2,513	2,556
Freddie Mac Gold Pool 5% 7/1/2041	1,670	1,698
Freddie Mac Gold Pool 5% 7/1/2041	1,563	1,583
Freddie Mac Gold Pool 5% 7/1/2041	819	831
Freddie Mac Gold Pool 5% 8/1/2033	3,115	3,160
Freddie Mac Gold Pool 5% 8/1/2033	929	941
Freddie Mac Gold Pool 5% 8/1/2034	41,511	42,121
Freddie Mac Gold Pool 5% 8/1/2035	3,418	3,468
Freddie Mac Gold Pool 5% 8/1/2035	464	472
Freddie Mac Gold Pool 5% 8/1/2036	962	978
Freddie Mac Gold Pool 5% 8/1/2040	31,906	32,432
Freddie Mac Gold Pool 5% 8/1/2040	1,702	1,729
Freddie Mac Gold Pool 5% 9/1/2033	9,745	9,882
Freddie Mac Gold Pool 5% 9/1/2035	22,234	22,591
Freddie Mac Gold Pool 5% 9/1/2035	990	1,005
Freddie Mac Gold Pool 5% 9/1/2035	107	109
Freddie Mac Gold Pool 5.5% 1/1/2055	10,105,798	10,325,484
Freddie Mac Gold Pool 5.5% 1/1/2055	3,776,832	3,841,231
Freddie Mac Gold Pool 5.5% 11/1/2052	7,287,157	7,443,293
Freddie Mac Gold Pool 5.5% 2/1/2054	1,255,245	1,267,234
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(w)	12,782,733	13,056,617
Freddie Mac Gold Pool 5.5% 4/1/2053	1,670,157	1,705,942
Freddie Mac Gold Pool 5.5% 6/1/2055	1,352,740	1,364,815
Freddie Mac Gold Pool 6% 1/1/2029	134	137
Freddie Mac Gold Pool 6% 1/1/2032	2,357	2,445
Freddie Mac Gold Pool 6% 1/1/2032	1,464	1,519
Freddie Mac Gold Pool 6% 10/1/2032	1,200	1,248
Freddie Mac Gold Pool 6% 10/1/2054	4,816,233	5,003,234
Freddie Mac Gold Pool 6% 11/1/2029	114	116
Freddie Mac Gold Pool 6% 11/1/2031	1,592	1,652
Freddie Mac Gold Pool 6% 11/1/2053	1,578,446	1,626,908
Freddie Mac Gold Pool 6% 12/1/2032	646	672
Freddie Mac Gold Pool 6% 12/1/2037	35,109	37,217
Freddie Mac Gold Pool 6% 12/1/2037	9,049	9,569
Freddie Mac Gold Pool 6% 12/1/2052	972,534	1,006,648
Freddie Mac Gold Pool 6% 2/1/2029	77	79
Freddie Mac Gold Pool 6% 2/1/2029	36	37
Freddie Mac Gold Pool 6% 2/1/2029	1	0
Freddie Mac Gold Pool 6% 2/1/2055	2,692,267	2,796,800
Freddie Mac Gold Pool 6% 3/1/2029	107	109
Freddie Mac Gold Pool 6% 3/1/2053	3,625,704	3,764,215
Freddie Mac Gold Pool 6% 4/1/2029	29	29
Freddie Mac Gold Pool 6% 4/1/2029	12	13
Freddie Mac Gold Pool 6% 4/1/2031	1,210	1,251
Freddie Mac Gold Pool 6% 4/1/2033	4,210	4,376
Freddie Mac Gold Pool 6% 4/1/2054	5,692,918	5,903,285
Freddie Mac Gold Pool 6% 5/1/2029	240	246
Freddie Mac Gold Pool 6% 5/1/2029	49	50
Freddie Mac Gold Pool 6% 5/1/2033	29,729	30,748
Freddie Mac Gold Pool 6% 5/1/2054	6,196,187	6,434,832
Freddie Mac Gold Pool 6% 6/1/2029	565	577
Freddie Mac Gold Pool 6% 6/1/2029	107	110
Freddie Mac Gold Pool 6% 6/1/2031	410	425
Freddie Mac Gold Pool 6% 7/1/2029	178	182
Freddie Mac Gold Pool 6% 7/1/2029	84	86
Freddie Mac Gold Pool 6% 7/1/2029	81	83
Freddie Mac Gold Pool 6% 7/1/2029	67	68
Freddie Mac Gold Pool 6% 7/1/2029	58	60
Freddie Mac Gold Pool 6% 7/1/2032	3,113	3,225
Freddie Mac Gold Pool 6% 7/1/2033	4,066	4,240
Freddie Mac Gold Pool 6% 7/1/2037	2,469	2,612
Freddie Mac Gold Pool 6% 7/1/2039	9,984,233	10,308,725
Freddie Mac Gold Pool 6% 8/1/2037	46,583	49,156
Freddie Mac Gold Pool 6% 9/1/2033	23,630	24,619
Freddie Mac Gold Pool 6% 9/1/2039	6,157,055	6,386,023
Freddie Mac Gold Pool 6% 9/1/2054	136,100	141,469
Freddie Mac Gold Pool 6% 9/1/2054	91,440	94,505
Freddie Mac Gold Pool 6.5% 1/1/2032	9,467	9,881
Freddie Mac Gold Pool 6.5% 1/1/2054	8,937,232	9,371,051
Freddie Mac Gold Pool 6.5% 1/1/2054	4,821,166	5,050,669
Freddie Mac Gold Pool 6.5% 1/1/2054	377,987	397,286
Freddie Mac Gold Pool 6.5% 10/1/2032	8,963	9,397
Freddie Mac Gold Pool 6.5% 10/1/2053	2,365,952	2,480,243
Freddie Mac Gold Pool 6.5% 10/1/2053	2,356,339	2,468,693
Freddie Mac Gold Pool 6.5% 12/1/2053	144,730	152,160
Freddie Mac Gold Pool 6.5% 2/1/2037	1,012	1,073
Freddie Mac Gold Pool 6.5% 2/1/2054	20,561,720	21,540,524
Freddie Mac Gold Pool 6.5% 3/1/2032	19	20
Freddie Mac Gold Pool 6.5% 3/1/2036	43,991	45,989
Freddie Mac Gold Pool 6.5% 3/1/2037	894	956
Freddie Mac Gold Pool 6.5% 4/1/2032	898	939
Freddie Mac Gold Pool 6.5% 6/1/2054	9,257,396	9,745,088
Freddie Mac Gold Pool 6.5% 6/1/2054	1,586,344	1,673,384
Freddie Mac Gold Pool 6.5% 7/1/2032	236	247
Freddie Mac Gold Pool 6.5% 8/1/2032	3,548	3,711
Freddie Mac Gold Pool 6.5% 8/1/2032	2,399	2,514
Freddie Mac Gold Pool 6.5% 8/1/2032	2,305	2,415
Freddie Mac Gold Pool 6.5% 9/1/2039	100,036	107,093
Freddie Mac Gold Pool 6.5% 9/1/2053	2,551,282	2,685,687
Freddie Mac Gold Pool 6.5% 9/1/2053	2,433,301	2,549,324
Freddie Mac Gold Pool 6.5% 9/1/2054	25,272,424	26,682,787
Freddie Mac Gold Pool 6.5% 9/1/2054	1,885,042	1,989,061
Freddie Mac Gold Pool 7% 1/1/2036	4,745	5,017
Freddie Mac Gold Pool 7% 11/1/2026	173	174
Freddie Mac Gold Pool 7% 11/1/2034	7,757	8,201
Freddie Mac Gold Pool 7% 11/1/2034	6,944	7,386
Freddie Mac Gold Pool 7% 12/1/2026	632	638
Freddie Mac Gold Pool 7% 3/1/2026	151	151
Freddie Mac Gold Pool 7% 4/1/2032	2,928	3,078
Freddie Mac Gold Pool 7% 4/1/2032	1,340	1,420
Freddie Mac Gold Pool 7% 7/1/2026	72	72
Freddie Mac Gold Pool 7% 7/1/2029	12,530	13,174
Freddie Mac Gold Pool 7% 8/1/2026	762	766
Freddie Mac Gold Pool 7% 9/1/2026	1,016	1,023
Freddie Mac Gold Pool 7% 9/1/2035	20,004	21,212
Freddie Mac Gold Pool 7.5% 1/1/2027	26	26
Freddie Mac Gold Pool 7.5% 11/1/2030	109	116
Freddie Mac Gold Pool 7.5% 11/1/2031	142	152
Freddie Mac Gold Pool 7.5% 5/1/2031	131	137
Freddie Mac Gold Pool 8% 11/1/2031	366	385
Freddie Mac Gold Pool 8% 2/1/2030	34	35
Freddie Mac Gold Pool 8% 4/1/2032	50	53
Freddie Mac Gold Pool 8% 7/1/2030	336	355
Freddie Mac Gold Pool 8% 8/1/2030	772	807
Freddie Mac Gold Pool 8% 8/1/2030	27	29
Freddie Mac Gold Pool 8% 8/1/2030	10	10
Freddie Mac Gold Pool 8% 9/1/2030	23	24
Freddie Mac Gold Pool 8.5% 1/1/2028	4	4
Freddie Mac Gold Pool 8.5% 12/1/2027	7	8
Freddie Mac Gold Pool 8.5% 5/1/2027	12	12
Freddie Mac Gold Pool 8.5% 5/1/2027	3	2
Freddie Mac Gold Pool 8.5% 8/1/2026	19	19
Freddie Mac Gold Pool 8.5% 8/1/2027	293	299
Freddie Mac Gold Pool 8.5% 8/1/2027	115	117
Freddie Mac Gold Pool 8.5% 8/1/2027	15	15
Freddie Mac Gold Pool 8.5% 9/1/2026	7	6
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,670,306	6,908,972
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	14,217,885	14,708,834
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,822,756	1,920,632
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,658,437	1,748,008
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	524,719	555,888
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	4,081	4,147
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	16,733	17,024
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	12,701	13,026
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	30,317	31,476
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(c)	141,487	146,656
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	29,824	30,914
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	8,834	9,139
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	682	711
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	5,233	5,431
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	2,694	2,807
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	9,324	9,725
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	6,549	6,831
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	9,676	10,094
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	27,540	28,619
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	7,201	7,511
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	129	132
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	6,044	6,257
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	10,590	11,041
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	13,067	13,270
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	17,519	17,824
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(c)	38,648	39,406
Freddie Mac Non Gold Pool 4% 9/1/2040	4,971	4,851
Freddie Mac Non Gold Pool 5% 8/1/2053	4,418,875	4,392,140
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,947,917	4,018,934
Freddie Mac Non Gold Pool 5.5% 7/1/2053	11,663,011	11,865,523
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,142,543	12,368,560
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,402,419	3,465,750
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,359,622	3,417,957
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	5,217	5,237
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	8,736	8,888
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	10,038	10,267
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	4,893	5,031
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	282	294
Freddie Mac Non Gold Pool 6% 11/1/2054	3,716,851	3,848,389
Freddie Mac Non Gold Pool 6% 6/1/2053	3,248,325	3,355,161
Freddie Mac Non Gold Pool 6% 6/1/2053	3,221,966	3,333,977
Freddie Mac Non Gold Pool 6% 6/1/2053	2,691,614	2,783,505
Freddie Mac Non Gold Pool 6% 6/1/2054	5,958,102	6,165,234
Freddie Mac Non Gold Pool 6% 7/1/2053	3,174,451	3,284,811
Freddie Mac Non Gold Pool 6% 7/1/2053	2,791,948	2,887,264
Freddie Mac Non Gold Pool 6% 9/1/2053	3,315,885	3,417,691
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,051,882	3,224,342
Freddie Mac Non Gold Pool 6.5% 11/1/2054	1,350,666	1,426,992
Freddie Mac Non Gold Pool 6.5% 2/1/2055	3,498,584	3,697,654
Ginnie Mae I Pool 2.5% 1/20/2052	4,402,604	3,718,341
Ginnie Mae I Pool 2.5% 12/20/2051	6,878,254	5,809,221
Ginnie Mae I Pool 2.5% 12/20/2051	4,561,945	3,852,917
Ginnie Mae I Pool 2.5% 12/20/2051	3,634,834	3,069,899
Ginnie Mae I Pool 2.5% 8/20/2051	25,509,769	21,544,983
Ginnie Mae I Pool 2.5% 8/20/2051	6,644,068	5,611,432
Ginnie Mae I Pool 2.5% 8/20/2051	3,857,380	3,257,857
Ginnie Mae I Pool 2.5% 9/20/2051	11,322,486	9,562,720
Ginnie Mae I Pool 2.5% 9/20/2051	6,547,060	5,529,501
Ginnie Mae I Pool 3% 12/15/2042	195,307	177,669
Ginnie Mae I Pool 3% 4/15/2043	52,692	47,778
Ginnie Mae I Pool 3% 4/15/2043	22,993	20,840
Ginnie Mae I Pool 3% 4/15/2043	19,477	17,747
Ginnie Mae I Pool 3% 4/15/2043	8,993	8,174
Ginnie Mae I Pool 3% 4/15/2043	3,861	3,512
Ginnie Mae I Pool 3% 4/15/2045	144,120	130,315
Ginnie Mae I Pool 3% 5/15/2043	225,812	204,836
Ginnie Mae I Pool 3% 5/15/2043	22,370	20,096
Ginnie Mae I Pool 3% 5/15/2043	18,259	16,815
Ginnie Mae I Pool 3% 5/15/2043	17,452	15,869
Ginnie Mae I Pool 3% 5/15/2043	16,236	14,888
Ginnie Mae I Pool 3% 5/15/2043	6,505	5,894
Ginnie Mae I Pool 3% 6/15/2042	16,429	15,052
Ginnie Mae I Pool 3% 6/15/2043	22,227	20,130
Ginnie Mae I Pool 3% 6/15/2043	7,672	6,971
Ginnie Mae I Pool 3% 6/20/2042	128,243	117,647
Ginnie Mae I Pool 3% 7/15/2043	38,524	35,045
Ginnie Mae I Pool 3% 7/15/2043	28,129	25,568
Ginnie Mae I Pool 3% 8/15/2042	11,377	10,367
Ginnie Mae I Pool 3% 8/15/2043	12,378	11,283
Ginnie Mae I Pool 3% 9/15/2042	25,448	23,188
Ginnie Mae I Pool 3.5% 1/15/2041	6,572	6,203
Ginnie Mae I Pool 3.5% 1/15/2042	85,973	80,527
Ginnie Mae I Pool 3.5% 1/15/2042	67,201	63,065
Ginnie Mae I Pool 3.5% 1/15/2042	1,701	1,601
Ginnie Mae I Pool 3.5% 1/15/2042	890	837
Ginnie Mae I Pool 3.5% 1/15/2043	95,501	89,550
Ginnie Mae I Pool 3.5% 1/15/2043	3,140	2,948
Ginnie Mae I Pool 3.5% 10/20/2052	4,174,078	3,809,639
Ginnie Mae I Pool 3.5% 11/15/2040	11,473	10,826
Ginnie Mae I Pool 3.5% 11/15/2042	219,924	206,333
Ginnie Mae I Pool 3.5% 11/20/2043	504,080	474,827
Ginnie Mae I Pool 3.5% 12/15/2040	2,394	2,260
Ginnie Mae I Pool 3.5% 12/15/2041	84,336	79,190
Ginnie Mae I Pool 3.5% 12/15/2041	76,682	71,924
Ginnie Mae I Pool 3.5% 12/15/2041	47,617	44,877
Ginnie Mae I Pool 3.5% 12/15/2041	7,299	6,879
Ginnie Mae I Pool 3.5% 2/15/2042	75,054	70,358
Ginnie Mae I Pool 3.5% 2/15/2042	58,908	55,207
Ginnie Mae I Pool 3.5% 2/15/2043	417,409	392,490
Ginnie Mae I Pool 3.5% 2/15/2043	17,461	16,387
Ginnie Mae I Pool 3.5% 2/15/2044	63,401	59,045
Ginnie Mae I Pool 3.5% 2/20/2043	1,399,339	1,315,248
Ginnie Mae I Pool 3.5% 3/15/2042	522,056	491,029
Ginnie Mae I Pool 3.5% 3/15/2043	3,172	2,974
Ginnie Mae I Pool 3.5% 3/20/2043	640,551	601,730
Ginnie Mae I Pool 3.5% 3/20/2043	263,382	247,361
Ginnie Mae I Pool 3.5% 4/15/2043	361,903	340,491
Ginnie Mae I Pool 3.5% 4/15/2043	67,613	63,179
Ginnie Mae I Pool 3.5% 4/20/2043	278,177	260,897
Ginnie Mae I Pool 3.5% 4/20/2043	108,727	102,053
Ginnie Mae I Pool 3.5% 5/15/2042	22,869	21,515
Ginnie Mae I Pool 3.5% 5/15/2042	16,279	15,312
Ginnie Mae I Pool 3.5% 5/15/2043	15,847	14,824
Ginnie Mae I Pool 3.5% 5/15/2043	13,924	13,123
Ginnie Mae I Pool 3.5% 5/15/2043	12,427	11,650
Ginnie Mae I Pool 3.5% 5/15/2043	5,293	4,969
Ginnie Mae I Pool 3.5% 5/20/2046	59,056	54,499
Ginnie Mae I Pool 3.5% 5/20/2046	38,980	35,972
Ginnie Mae I Pool 3.5% 5/20/2046	31,615	29,176
Ginnie Mae I Pool 3.5% 5/20/2046	29,570	27,289
Ginnie Mae I Pool 3.5% 5/20/2046	28,854	26,628
Ginnie Mae I Pool 3.5% 5/20/2046	15,773	14,536
Ginnie Mae I Pool 3.5% 6/15/2042	3,051	2,862
Ginnie Mae I Pool 3.5% 6/15/2043	29,700	27,767
Ginnie Mae I Pool 3.5% 6/15/2043	24,275	22,660
Ginnie Mae I Pool 3.5% 6/15/2043	19,674	18,463
Ginnie Mae I Pool 3.5% 6/15/2043	12,567	11,887
Ginnie Mae I Pool 3.5% 6/15/2043	9,923	9,287
Ginnie Mae I Pool 3.5% 6/15/2043	2,588	2,418
Ginnie Mae I Pool 3.5% 6/20/2044	202,087	189,308
Ginnie Mae I Pool 3.5% 6/20/2046	145,400	134,227
Ginnie Mae I Pool 3.5% 6/20/2046	40,848	37,709
Ginnie Mae I Pool 3.5% 6/20/2046	39,172	36,150
Ginnie Mae I Pool 3.5% 6/20/2046	37,273	34,397
Ginnie Mae I Pool 3.5% 6/20/2046	32,803	30,282
Ginnie Mae I Pool 3.5% 6/20/2046	20,029	18,484
Ginnie Mae I Pool 3.5% 6/20/2046	13,479	12,444
Ginnie Mae I Pool 3.5% 7/15/2042	63,072	59,207
Ginnie Mae I Pool 3.5% 7/15/2042	21,002	19,715
Ginnie Mae I Pool 3.5% 7/15/2042	5,382	5,048
Ginnie Mae I Pool 3.5% 7/15/2043	11,269	10,547
Ginnie Mae I Pool 3.5% 7/20/2043	141,364	132,189
Ginnie Mae I Pool 3.5% 7/20/2046	3,711,528	3,425,169
Ginnie Mae I Pool 3.5% 7/20/2052	22,047,865	20,122,865
Ginnie Mae I Pool 3.5% 8/15/2042	5,427	5,089
Ginnie Mae I Pool 3.5% 8/15/2043	6,923	6,467
Ginnie Mae I Pool 3.5% 8/20/2052	13,105,580	11,961,331
Ginnie Mae I Pool 3.5% 9/15/2042	15,194	14,228
Ginnie Mae I Pool 3.5% 9/15/2042	7,170	6,779
Ginnie Mae I Pool 3.5% 9/15/2042	7,086	6,642
Ginnie Mae I Pool 3.5% 9/15/2042	6,614	6,195
Ginnie Mae I Pool 3.5% 9/15/2043	5,741	5,372
Ginnie Mae I Pool 3.5% 9/20/2052	7,522,498	6,865,709
Ginnie Mae I Pool 4% 1/15/2040	15,695	15,279
Ginnie Mae I Pool 4% 1/15/2040	15,471	15,027
Ginnie Mae I Pool 4% 1/15/2041	81,240	78,808
Ginnie Mae I Pool 4% 1/15/2041	3,288	3,190
Ginnie Mae I Pool 4% 1/15/2042	7,107	6,879
Ginnie Mae I Pool 4% 1/15/2043	25,109	24,263
Ginnie Mae I Pool 4% 1/15/2047	44,249	41,792
Ginnie Mae I Pool 4% 1/15/2047	42,644	40,276
Ginnie Mae I Pool 4% 1/15/2047	32,760	30,941
Ginnie Mae I Pool 4% 1/15/2047	15,621	14,754
Ginnie Mae I Pool 4% 10/15/2039	18,855	18,355
Ginnie Mae I Pool 4% 10/15/2040	88,964	86,349
Ginnie Mae I Pool 4% 10/15/2040	82,524	80,142
Ginnie Mae I Pool 4% 10/15/2040	76,519	74,280
Ginnie Mae I Pool 4% 10/15/2040	8,387	8,145
Ginnie Mae I Pool 4% 10/15/2040	6,241	6,059
Ginnie Mae I Pool 4% 10/15/2040	3,527	3,427
Ginnie Mae I Pool 4% 10/15/2040	2,372	2,304
Ginnie Mae I Pool 4% 10/15/2041	169,928	164,517
Ginnie Mae I Pool 4% 10/15/2041	80,521	78,054
Ginnie Mae I Pool 4% 10/15/2041	69,464	67,372
Ginnie Mae I Pool 4% 10/15/2041	44,427	43,081
Ginnie Mae I Pool 4% 10/15/2041	37,567	36,365
Ginnie Mae I Pool 4% 10/15/2041	23,993	23,201
Ginnie Mae I Pool 4% 10/15/2041	20,678	20,078
Ginnie Mae I Pool 4% 10/15/2041	13,879	13,444
Ginnie Mae I Pool 4% 10/15/2041	10,532	10,213
Ginnie Mae I Pool 4% 10/15/2041	8,147	7,908
Ginnie Mae I Pool 4% 10/15/2041	4,765	4,620
Ginnie Mae I Pool 4% 10/15/2041	3,896	3,778
Ginnie Mae I Pool 4% 10/20/2052	13,711,539	12,899,579
Ginnie Mae I Pool 4% 11/15/2039	14,071	13,710
Ginnie Mae I Pool 4% 11/15/2040	22,087	21,426
Ginnie Mae I Pool 4% 11/15/2040	3,279	3,187
Ginnie Mae I Pool 4% 11/15/2040	2,826	2,751
Ginnie Mae I Pool 4% 11/15/2041	180,552	174,989
Ginnie Mae I Pool 4% 11/15/2041	25,831	24,973
Ginnie Mae I Pool 4% 11/15/2042	8,571	8,285
Ginnie Mae I Pool 4% 12/15/2039	44,829	43,547
Ginnie Mae I Pool 4% 12/15/2039	7,858	7,636
Ginnie Mae I Pool 4% 12/15/2040	5,350	5,183
Ginnie Mae I Pool 4% 12/15/2040	3,662	3,548
Ginnie Mae I Pool 4% 12/15/2040	2,618	2,541
Ginnie Mae I Pool 4% 12/15/2041	84,130	81,596
Ginnie Mae I Pool 4% 12/15/2041	57,524	55,683
Ginnie Mae I Pool 4% 12/15/2041	27,632	26,756
Ginnie Mae I Pool 4% 12/15/2041	15,524	15,033
Ginnie Mae I Pool 4% 12/15/2041	3,379	3,284
Ginnie Mae I Pool 4% 12/15/2041	2,784	2,698
Ginnie Mae I Pool 4% 12/15/2042	5,749	5,564
Ginnie Mae I Pool 4% 12/15/2046	8,500	8,044
Ginnie Mae I Pool 4% 2/15/2040	67,439	65,474
Ginnie Mae I Pool 4% 2/15/2040	41,547	40,331
Ginnie Mae I Pool 4% 2/15/2040	39,173	38,079
Ginnie Mae I Pool 4% 2/15/2041	22,626	21,963
Ginnie Mae I Pool 4% 2/15/2041	11,727	11,356
Ginnie Mae I Pool 4% 2/15/2042	26,592	25,745
Ginnie Mae I Pool 4% 3/15/2040	337,120	327,390
Ginnie Mae I Pool 4% 3/15/2041	167,224	162,353
Ginnie Mae I Pool 4% 3/15/2041	8,559	8,309
Ginnie Mae I Pool 4% 3/15/2042	92,122	89,142
Ginnie Mae I Pool 4% 3/15/2042	13,112	12,675
Ginnie Mae I Pool 4% 3/15/2042	9,549	9,247
Ginnie Mae I Pool 4% 4/15/2040	26,749	25,955
Ginnie Mae I Pool 4% 4/15/2040	11,811	11,485
Ginnie Mae I Pool 4% 4/15/2042	16,157	15,629
Ginnie Mae I Pool 4% 4/15/2043	4,265	4,132
Ginnie Mae I Pool 4% 4/15/2046	1,249,538	1,201,883
Ginnie Mae I Pool 4% 4/20/2047	1,039,992	981,900
Ginnie Mae I Pool 4% 4/20/2047	992,924	937,462
Ginnie Mae I Pool 4% 5/15/2040	23,176	22,486
Ginnie Mae I Pool 4% 5/15/2041	4,169	4,067
Ginnie Mae I Pool 4% 5/15/2042	3,066	3,015
Ginnie Mae I Pool 4% 5/15/2043	6,110	5,890
Ginnie Mae I Pool 4% 5/20/2049	704,176	661,102
Ginnie Mae I Pool 4% 6/15/2041	13,951	13,523
Ginnie Mae I Pool 4% 6/15/2041	8,828	8,598
Ginnie Mae I Pool 4% 6/15/2041	7,333	7,096
Ginnie Mae I Pool 4% 6/15/2042	19,467	18,798
Ginnie Mae I Pool 4% 6/15/2043	5,672	5,475
Ginnie Mae I Pool 4% 6/15/2043	2,645	2,561
Ginnie Mae I Pool 4% 7/15/2039	17,401	16,913
Ginnie Mae I Pool 4% 7/15/2041	8,030	7,781
Ginnie Mae I Pool 4% 7/15/2041	7,992	7,765
Ginnie Mae I Pool 4% 7/15/2041	4,597	4,447
Ginnie Mae I Pool 4% 7/15/2041	2,683	2,598
Ginnie Mae I Pool 4% 7/15/2041	1,728	1,674
Ginnie Mae I Pool 4% 7/15/2041	974	969
Ginnie Mae I Pool 4% 7/15/2046	37,152	35,158
Ginnie Mae I Pool 4% 7/15/2046	23,903	22,658
Ginnie Mae I Pool 4% 8/15/2039	7,486	7,273
Ginnie Mae I Pool 4% 8/15/2039	5,485	5,325
Ginnie Mae I Pool 4% 8/15/2040	3,853	3,742
Ginnie Mae I Pool 4% 8/15/2041	11,505	11,154
Ginnie Mae I Pool 4% 8/15/2041	9,143	8,878
Ginnie Mae I Pool 4% 8/15/2041	3,352	3,262
Ginnie Mae I Pool 4% 8/15/2042	37,332	36,056
Ginnie Mae I Pool 4% 8/15/2042	5,068	4,917
Ginnie Mae I Pool 4% 8/15/2043	7,746	7,460
Ginnie Mae I Pool 4% 8/15/2043	2,226	2,144
Ginnie Mae I Pool 4% 9/15/2039	11,542	11,248
Ginnie Mae I Pool 4% 9/15/2040	5,062	4,917
Ginnie Mae I Pool 4% 9/15/2041	84,412	81,767
Ginnie Mae I Pool 4% 9/15/2041	11,230	10,888
Ginnie Mae I Pool 4% 9/15/2041	9,881	9,592
Ginnie Mae I Pool 4% 9/15/2041	4,915	4,752
Ginnie Mae I Pool 4% 9/15/2041	2,453	2,375
Ginnie Mae I Pool 4% 9/15/2041	1,173	1,141
Ginnie Mae I Pool 4.5% 10/15/2039	8,922	8,882
Ginnie Mae I Pool 4.5% 10/15/2039	6,816	6,794
Ginnie Mae I Pool 4.5% 10/15/2039	1,563	1,558
Ginnie Mae I Pool 4.5% 11/15/2039	50,768	50,540
Ginnie Mae I Pool 4.5% 11/15/2039	20,787	20,706
Ginnie Mae I Pool 4.5% 11/15/2039	16,949	16,888
Ginnie Mae I Pool 4.5% 11/15/2039	15,169	15,115
Ginnie Mae I Pool 4.5% 11/15/2039	13,110	13,081
Ginnie Mae I Pool 4.5% 11/15/2039	12,237	12,194
Ginnie Mae I Pool 4.5% 11/15/2039	7,657	7,630
Ginnie Mae I Pool 4.5% 11/15/2039	6,265	6,244
Ginnie Mae I Pool 4.5% 11/15/2039	1,248	1,244
Ginnie Mae I Pool 4.5% 11/15/2039	769	767
Ginnie Mae I Pool 4.5% 12/15/2039	14,648	14,612
Ginnie Mae I Pool 4.5% 2/15/2040	41,533	41,388
Ginnie Mae I Pool 4.5% 2/15/2040	38,711	38,516
Ginnie Mae I Pool 4.5% 2/15/2040	29,574	29,471
Ginnie Mae I Pool 4.5% 2/15/2040	28,324	28,235
Ginnie Mae I Pool 4.5% 2/15/2040	15,703	15,661
Ginnie Mae I Pool 4.5% 2/15/2040	13,667	13,620
Ginnie Mae I Pool 4.5% 2/15/2040	12,177	12,133
Ginnie Mae I Pool 4.5% 2/15/2040	8,495	8,472
Ginnie Mae I Pool 4.5% 2/15/2040	2,418	2,410
Ginnie Mae I Pool 4.5% 2/15/2040	1,034	1,030
Ginnie Mae I Pool 4.5% 2/15/2041	9,599	9,546
Ginnie Mae I Pool 4.5% 3/15/2040	102,260	101,917
Ginnie Mae I Pool 4.5% 3/15/2040	9,451	9,415
Ginnie Mae I Pool 4.5% 3/15/2040	6,991	6,967
Ginnie Mae I Pool 4.5% 3/15/2040	4,928	4,912
Ginnie Mae I Pool 4.5% 3/15/2041	231,673	230,645
Ginnie Mae I Pool 4.5% 3/15/2041	5,488	5,468
Ginnie Mae I Pool 4.5% 4/15/2040	42,993	42,859
Ginnie Mae I Pool 4.5% 4/15/2040	21,881	21,778
Ginnie Mae I Pool 4.5% 4/15/2040	16,884	16,810
Ginnie Mae I Pool 4.5% 4/15/2040	9,696	9,656
Ginnie Mae I Pool 4.5% 4/15/2040	3,885	3,865
Ginnie Mae I Pool 4.5% 4/15/2040	3,798	3,778
Ginnie Mae I Pool 4.5% 4/20/2053	4,108,662	3,984,166
Ginnie Mae I Pool 4.5% 5/15/2039	8,043	8,019
Ginnie Mae I Pool 4.5% 5/15/2040	51,580	51,400
Ginnie Mae I Pool 4.5% 5/15/2040	5,171	5,149
Ginnie Mae I Pool 4.5% 6/15/2039	28,002	27,931
Ginnie Mae I Pool 4.5% 6/15/2039	25,152	25,073
Ginnie Mae I Pool 4.5% 6/15/2039	4,886	4,871
Ginnie Mae I Pool 4.5% 6/15/2039	3,981	3,969
Ginnie Mae I Pool 4.5% 6/15/2039	3,395	3,385
Ginnie Mae I Pool 4.5% 6/15/2040	194,619	193,701
Ginnie Mae I Pool 4.5% 6/15/2040	115,032	114,636
Ginnie Mae I Pool 4.5% 6/15/2040	53,784	53,588
Ginnie Mae I Pool 4.5% 6/15/2040	28,932	28,833
Ginnie Mae I Pool 4.5% 6/15/2040	27,990	27,894
Ginnie Mae I Pool 4.5% 6/15/2040	24,314	24,226
Ginnie Mae I Pool 4.5% 6/15/2040	22,706	22,625
Ginnie Mae I Pool 4.5% 6/15/2040	3,467	3,455
Ginnie Mae I Pool 4.5% 6/15/2040	2,314	2,304
Ginnie Mae I Pool 4.5% 7/15/2039	21,961	21,898
Ginnie Mae I Pool 4.5% 7/15/2040	88,141	87,834
Ginnie Mae I Pool 4.5% 7/15/2040	74,642	74,382
Ginnie Mae I Pool 4.5% 7/15/2040	57,282	57,092
Ginnie Mae I Pool 4.5% 7/15/2040	45,627	45,468
Ginnie Mae I Pool 4.5% 7/15/2040	40,625	40,485
Ginnie Mae I Pool 4.5% 7/15/2040	36,695	36,558
Ginnie Mae I Pool 4.5% 7/15/2040	6,259	6,236
Ginnie Mae I Pool 4.5% 7/15/2040	3,627	3,613
Ginnie Mae I Pool 4.5% 7/15/2040	1,563	1,557
Ginnie Mae I Pool 4.5% 8/15/2039	230,612	229,904
Ginnie Mae I Pool 4.5% 8/15/2039	140,699	140,273
Ginnie Mae I Pool 4.5% 8/15/2039	115,333	114,989
Ginnie Mae I Pool 4.5% 8/15/2039	49,692	49,529
Ginnie Mae I Pool 4.5% 8/15/2039	22,977	22,909
Ginnie Mae I Pool 4.5% 8/15/2039	3,770	3,758
Ginnie Mae I Pool 4.5% 8/15/2040	12,960	12,914
Ginnie Mae I Pool 4.5% 8/15/2040	2,443	2,432
Ginnie Mae I Pool 4.5% 8/15/2040	1,863	1,857
Ginnie Mae I Pool 4.5% 8/15/2041	5,160	5,143
Ginnie Mae I Pool 4.5% 9/15/2039	42,008	41,873
Ginnie Mae I Pool 4.5% 9/15/2039	20,319	20,258
Ginnie Mae I Pool 4.5% 9/15/2039	8,411	8,387
Ginnie Mae I Pool 4.5% 9/15/2039	7,975	7,949
Ginnie Mae I Pool 4.5% 9/15/2040	7,132	7,108
Ginnie Mae I Pool 4.5% 9/15/2040	3,099	3,087
Ginnie Mae I Pool 5% 1/15/2034	1,606	1,629
Ginnie Mae I Pool 5% 1/15/2039	18,593	18,872
Ginnie Mae I Pool 5% 1/15/2040	705	714
Ginnie Mae I Pool 5% 10/15/2033	929	941
Ginnie Mae I Pool 5% 10/15/2034	2,085	2,113
Ginnie Mae I Pool 5% 10/15/2034	1,331	1,349
Ginnie Mae I Pool 5% 10/15/2039	16,020	16,270
Ginnie Mae I Pool 5% 10/15/2039	12,041	12,231
Ginnie Mae I Pool 5% 10/15/2039	9,962	10,119
Ginnie Mae I Pool 5% 10/15/2039	5,510	5,596
Ginnie Mae I Pool 5% 10/15/2039	3,300	3,351
Ginnie Mae I Pool 5% 11/15/2033	3,968	4,024
Ginnie Mae I Pool 5% 11/15/2033	3,388	3,422
Ginnie Mae I Pool 5% 11/15/2033	2,067	2,095
Ginnie Mae I Pool 5% 11/15/2033	1,280	1,296
Ginnie Mae I Pool 5% 11/15/2033	567	575
Ginnie Mae I Pool 5% 11/15/2035	4,129	4,187
Ginnie Mae I Pool 5% 11/15/2039	15,352	15,595
Ginnie Mae I Pool 5% 11/15/2039	10,793	10,960
Ginnie Mae I Pool 5% 11/15/2039	6,366	6,467
Ginnie Mae I Pool 5% 11/15/2039	6,059	6,155
Ginnie Mae I Pool 5% 11/15/2039	1,455	1,477
Ginnie Mae I Pool 5% 11/15/2039	1,214	1,234
Ginnie Mae I Pool 5% 11/15/2040	6,124	6,220
Ginnie Mae I Pool 5% 11/15/2040	1,690	1,718
Ginnie Mae I Pool 5% 12/15/2032	195	197
Ginnie Mae I Pool 5% 12/15/2033	1,339	1,357
Ginnie Mae I Pool 5% 12/15/2037	4,592	4,664
Ginnie Mae I Pool 5% 12/15/2039	15,128	15,368
Ginnie Mae I Pool 5% 12/15/2039	7,700	7,821
Ginnie Mae I Pool 5% 12/15/2039	6,540	6,645
Ginnie Mae I Pool 5% 2/15/2034	2,936	2,978
Ginnie Mae I Pool 5% 2/15/2039	31,995	32,494
Ginnie Mae I Pool 5% 3/15/2035	5,936	6,027
Ginnie Mae I Pool 5% 3/15/2036	12,414	12,603
Ginnie Mae I Pool 5% 3/15/2036	8,289	8,374
Ginnie Mae I Pool 5% 3/15/2036	3,644	3,700
Ginnie Mae I Pool 5% 3/15/2041	12,808	13,014
Ginnie Mae I Pool 5% 3/15/2041	7,420	7,538
Ginnie Mae I Pool 5% 4/15/2033	1,587	1,608
Ginnie Mae I Pool 5% 4/15/2033	1,312	1,328
Ginnie Mae I Pool 5% 4/15/2033	987	999
Ginnie Mae I Pool 5% 4/15/2035	7,858	7,972
Ginnie Mae I Pool 5% 4/15/2039	2,639	2,679
Ginnie Mae I Pool 5% 4/15/2040	108,843	110,557
Ginnie Mae I Pool 5% 4/15/2040	106,359	108,040
Ginnie Mae I Pool 5% 4/15/2040	6,528	6,632
Ginnie Mae I Pool 5% 4/15/2040	2,261	2,296
Ginnie Mae I Pool 5% 4/15/2041	21,841	22,196
Ginnie Mae I Pool 5% 4/15/2041	5,598	5,688
Ginnie Mae I Pool 5% 4/15/2041	2,064	2,098
Ginnie Mae I Pool 5% 4/20/2048	2,471,056	2,507,323
Ginnie Mae I Pool 5% 5/15/2033	13,095	13,253
Ginnie Mae I Pool 5% 5/15/2033	6,910	6,996
Ginnie Mae I Pool 5% 5/15/2033	1,806	1,828
Ginnie Mae I Pool 5% 5/15/2034	62,005	62,865
Ginnie Mae I Pool 5% 5/15/2036	519	525
Ginnie Mae I Pool 5% 5/15/2039	24,985	25,373
Ginnie Mae I Pool 5% 5/15/2039	17,875	18,154
Ginnie Mae I Pool 5% 5/15/2040	6,574	6,678
Ginnie Mae I Pool 5% 5/15/2040	3,952	4,013
Ginnie Mae I Pool 5% 5/15/2040	1,401	1,424
Ginnie Mae I Pool 5% 6/15/2033	921	933
Ginnie Mae I Pool 5% 6/15/2033	919	931
Ginnie Mae I Pool 5% 6/15/2033	358	361
Ginnie Mae I Pool 5% 6/15/2034	988	1,003
Ginnie Mae I Pool 5% 6/15/2036	5,156	5,237
Ginnie Mae I Pool 5% 6/15/2039	2,504	2,543
Ginnie Mae I Pool 5% 6/15/2040	328,914	334,110
Ginnie Mae I Pool 5% 6/15/2040	8,138	8,266
Ginnie Mae I Pool 5% 6/15/2040	5,755	5,847
Ginnie Mae I Pool 5% 6/15/2041	15,521	15,769
Ginnie Mae I Pool 5% 6/15/2041	2,192	2,227
Ginnie Mae I Pool 5% 6/15/2041	2,088	2,121
Ginnie Mae I Pool 5% 7/15/2034	1,894	1,920
Ginnie Mae I Pool 5% 7/15/2035	26,229	26,620
Ginnie Mae I Pool 5% 7/15/2039	28,864	29,312
Ginnie Mae I Pool 5% 7/15/2039	14,937	15,170
Ginnie Mae I Pool 5% 7/15/2040	18,129	18,415
Ginnie Mae I Pool 5% 7/15/2040	13,517	13,731
Ginnie Mae I Pool 5% 7/15/2040	8,263	8,394
Ginnie Mae I Pool 5% 7/15/2040	7,240	7,356
Ginnie Mae I Pool 5% 7/15/2040	5,865	5,958
Ginnie Mae I Pool 5% 7/15/2040	1,112	1,129
Ginnie Mae I Pool 5% 8/15/2033	15,363	15,547
Ginnie Mae I Pool 5% 8/15/2033	9,381	9,503
Ginnie Mae I Pool 5% 8/15/2033	5,807	5,890
Ginnie Mae I Pool 5% 8/15/2033	3,943	3,993
Ginnie Mae I Pool 5% 8/15/2033	1,800	1,822
Ginnie Mae I Pool 5% 8/15/2033	1,667	1,690
Ginnie Mae I Pool 5% 8/15/2035	509	517
Ginnie Mae I Pool 5% 8/15/2039	14,447	14,673
Ginnie Mae I Pool 5% 8/15/2039	11,592	11,774
Ginnie Mae I Pool 5% 8/15/2039	5,173	5,254
Ginnie Mae I Pool 5% 8/15/2039	3,626	3,683
Ginnie Mae I Pool 5% 8/15/2039	2,347	2,384
Ginnie Mae I Pool 5% 8/15/2039	1,115	1,132
Ginnie Mae I Pool 5% 8/15/2040	27,369	27,804
Ginnie Mae I Pool 5% 8/15/2040	23,776	24,153
Ginnie Mae I Pool 5% 8/15/2040	22,747	23,109
Ginnie Mae I Pool 5% 8/15/2040	6,177	6,275
Ginnie Mae I Pool 5% 9/15/2033	15,520	15,733
Ginnie Mae I Pool 5% 9/15/2035	1,259	1,279
Ginnie Mae I Pool 5% 9/15/2036	24,138	24,511
Ginnie Mae I Pool 5% 9/15/2036	5,179	5,253
Ginnie Mae I Pool 5% 9/15/2039	92,637	94,081
Ginnie Mae I Pool 5% 9/15/2039	17,851	18,131
Ginnie Mae I Pool 5% 9/15/2039	13,165	13,371
Ginnie Mae I Pool 5% 9/15/2039	5,875	5,967
Ginnie Mae I Pool 5% 9/15/2039	5,382	5,467
Ginnie Mae I Pool 5% 9/15/2039	4,869	4,945
Ginnie Mae I Pool 5% 9/15/2039	4,829	4,904
Ginnie Mae I Pool 5% 9/15/2039	3,721	3,780
Ginnie Mae I Pool 5% 9/15/2039	3,185	3,235
Ginnie Mae I Pool 5% 9/15/2039	1,598	1,623
Ginnie Mae I Pool 5% 9/15/2039	1,332	1,353
Ginnie Mae I Pool 5% 9/15/2040	13,154	13,362
Ginnie Mae I Pool 5% 9/15/2040	9,801	9,957
Ginnie Mae I Pool 5% 9/15/2040	4,312	4,382
Ginnie Mae I Pool 5% 9/15/2040	2,903	2,949
Ginnie Mae I Pool 5% 9/15/2041	245,419	249,272
Ginnie Mae I Pool 5.5% 1/15/2034	195	200
Ginnie Mae I Pool 5.5% 10/15/2035	11,787	12,091
Ginnie Mae I Pool 5.5% 3/15/2034	736	753
Ginnie Mae I Pool 5.5% 3/15/2039	844	868
Ginnie Mae I Pool 5.5% 3/20/2054	6,956,238	7,064,889
Ginnie Mae I Pool 5.5% 4/15/2034	886	906
Ginnie Mae I Pool 5.5% 5/15/2034	3,145	3,223
Ginnie Mae I Pool 5.5% 5/15/2034	921	942
Ginnie Mae I Pool 5.5% 5/15/2034	172	176
Ginnie Mae I Pool 5.5% 5/15/2039	8,810	9,068
Ginnie Mae I Pool 5.5% 7/15/2033	682	698
Ginnie Mae I Pool 5.5% 7/15/2039	7,915	8,153
Ginnie Mae I Pool 5.5% 8/15/2033	2,411	2,467
Ginnie Mae I Pool 5.5% 9/15/2039	54,486	56,125
Ginnie Mae I Pool 5.5% 9/15/2039	51,389	52,932
Ginnie Mae I Pool 6% 10/15/2030	3,767	3,855
Ginnie Mae I Pool 6% 10/15/2039	2,147	2,248
Ginnie Mae I Pool 6% 11/15/2039	6,153	6,449
Ginnie Mae I Pool 6% 11/15/2039	3,535	3,704
Ginnie Mae I Pool 6% 11/15/2039	2,340	2,450
Ginnie Mae I Pool 6% 11/15/2039	1,367	1,429
Ginnie Mae I Pool 6% 11/15/2039	1,195	1,241
Ginnie Mae I Pool 6% 11/15/2039	902	943
Ginnie Mae I Pool 6% 11/15/2039	533	558
Ginnie Mae I Pool 6% 12/15/2034	599	621
Ginnie Mae I Pool 6.5% 10/15/2034	7,691	8,013
Ginnie Mae I Pool 6.5% 10/15/2034	1,509	1,566
Ginnie Mae I Pool 6.5% 10/15/2035	5,044	5,277
Ginnie Mae I Pool 6.5% 10/15/2036	2,080	2,174
Ginnie Mae I Pool 6.5% 11/15/2034	1,930	1,988
Ginnie Mae I Pool 6.5% 6/15/2037	1,951	2,045
Ginnie Mae I Pool 6.5% 7/15/2035	594	619
Ginnie Mae I Pool 6.5% 8/15/2034	8,701	9,062
Ginnie Mae I Pool 6.5% 8/15/2034	207	213
Ginnie Mae I Pool 6.5% 8/15/2036	1,436	1,506
Ginnie Mae I Pool 6.5% 9/15/2034	3,340	3,479
Ginnie Mae I Pool 7% 1/15/2026	1	1
Ginnie Mae I Pool 7% 1/15/2027	10	10
Ginnie Mae I Pool 7% 1/15/2028	226	227
Ginnie Mae I Pool 7% 1/15/2028	121	122
Ginnie Mae I Pool 7% 1/15/2028	97	99
Ginnie Mae I Pool 7% 1/15/2028	92	93
Ginnie Mae I Pool 7% 1/15/2028	87	88
Ginnie Mae I Pool 7% 1/15/2028	80	81
Ginnie Mae I Pool 7% 1/15/2028	34	34
Ginnie Mae I Pool 7% 1/15/2028	27	27
Ginnie Mae I Pool 7% 1/15/2029	245	250
Ginnie Mae I Pool 7% 1/15/2029	173	176
Ginnie Mae I Pool 7% 1/15/2029	134	136
Ginnie Mae I Pool 7% 1/15/2029	96	98
Ginnie Mae I Pool 7% 1/15/2029	65	66
Ginnie Mae I Pool 7% 1/15/2030	779	796
Ginnie Mae I Pool 7% 1/15/2030	74	75
Ginnie Mae I Pool 7% 1/15/2031	245	252
Ginnie Mae I Pool 7% 1/15/2032	1,558	1,611
Ginnie Mae I Pool 7% 10/15/2026	52	53
Ginnie Mae I Pool 7% 10/15/2028	706	718
Ginnie Mae I Pool 7% 10/15/2028	127	129
Ginnie Mae I Pool 7% 10/15/2030	210	215
Ginnie Mae I Pool 7% 10/15/2031	1,326	1,374
Ginnie Mae I Pool 7% 10/15/2031	328	338
Ginnie Mae I Pool 7% 10/15/2031	307	312
Ginnie Mae I Pool 7% 10/15/2031	262	271
Ginnie Mae I Pool 7% 10/15/2031	12	12
Ginnie Mae I Pool 7% 11/15/2027	18	18
Ginnie Mae I Pool 7% 11/15/2028	109	111
Ginnie Mae I Pool 7% 11/15/2029	665	682
Ginnie Mae I Pool 7% 11/15/2031	771	789
Ginnie Mae I Pool 7% 11/15/2031	756	782
Ginnie Mae I Pool 7% 11/15/2032	186	192
Ginnie Mae I Pool 7% 12/15/2025	3	3
Ginnie Mae I Pool 7% 12/15/2026	2	2
Ginnie Mae I Pool 7% 12/15/2027	146	148
Ginnie Mae I Pool 7% 12/15/2027	23	23
Ginnie Mae I Pool 7% 12/15/2028	271	276
Ginnie Mae I Pool 7% 12/15/2028	245	249
Ginnie Mae I Pool 7% 12/15/2028	98	100
Ginnie Mae I Pool 7% 12/15/2028	43	44
Ginnie Mae I Pool 7% 12/15/2030	348	359
Ginnie Mae I Pool 7% 12/15/2031	1,259	1,302
Ginnie Mae I Pool 7% 12/15/2031	598	620
Ginnie Mae I Pool 7% 12/15/2031	58	60
Ginnie Mae I Pool 7% 2/15/2028	122	122
Ginnie Mae I Pool 7% 2/15/2028	116	117
Ginnie Mae I Pool 7% 2/15/2028	107	109
Ginnie Mae I Pool 7% 2/15/2028	78	79
Ginnie Mae I Pool 7% 2/15/2028	51	51
Ginnie Mae I Pool 7% 2/15/2028	40	40
Ginnie Mae I Pool 7% 2/15/2028	14	14
Ginnie Mae I Pool 7% 2/15/2029	53	54
Ginnie Mae I Pool 7% 2/15/2032	1,974	2,048
Ginnie Mae I Pool 7% 2/15/2032	1,463	1,490
Ginnie Mae I Pool 7% 2/15/2032	542	561
Ginnie Mae I Pool 7% 2/15/2032	198	205
Ginnie Mae I Pool 7% 2/15/2032	164	166
Ginnie Mae I Pool 7% 2/15/2032	131	135
Ginnie Mae I Pool 7% 3/15/2028	464	471
Ginnie Mae I Pool 7% 3/15/2028	264	267
Ginnie Mae I Pool 7% 3/15/2028	150	152
Ginnie Mae I Pool 7% 3/15/2028	126	127
Ginnie Mae I Pool 7% 3/15/2028	125	126
Ginnie Mae I Pool 7% 3/15/2028	72	73
Ginnie Mae I Pool 7% 3/15/2028	48	49
Ginnie Mae I Pool 7% 3/15/2028	46	47
Ginnie Mae I Pool 7% 3/15/2028	26	26
Ginnie Mae I Pool 7% 3/15/2029	344	351
Ginnie Mae I Pool 7% 3/15/2029	152	156
Ginnie Mae I Pool 7% 3/15/2029	95	96
Ginnie Mae I Pool 7% 3/15/2029	46	46
Ginnie Mae I Pool 7% 3/15/2029	33	33
Ginnie Mae I Pool 7% 3/15/2029	25	26
Ginnie Mae I Pool 7% 3/15/2031	126	130
Ginnie Mae I Pool 7% 3/15/2031	123	126
Ginnie Mae I Pool 7% 3/15/2031	90	92
Ginnie Mae I Pool 7% 3/15/2031	43	43
Ginnie Mae I Pool 7% 3/15/2032	775	804
Ginnie Mae I Pool 7% 3/15/2032	384	398
Ginnie Mae I Pool 7% 3/15/2032	337	349
Ginnie Mae I Pool 7% 3/15/2032	188	194
Ginnie Mae I Pool 7% 3/15/2032	90	93
Ginnie Mae I Pool 7% 3/15/2032	63	66
Ginnie Mae I Pool 7% 4/15/2028	235	238
Ginnie Mae I Pool 7% 4/15/2028	148	150
Ginnie Mae I Pool 7% 4/15/2028	114	115
Ginnie Mae I Pool 7% 4/15/2028	88	90
Ginnie Mae I Pool 7% 4/15/2028	62	63
Ginnie Mae I Pool 7% 4/15/2028	46	47
Ginnie Mae I Pool 7% 4/15/2028	26	27
Ginnie Mae I Pool 7% 4/15/2028	8	8
Ginnie Mae I Pool 7% 4/15/2029	237	242
Ginnie Mae I Pool 7% 4/15/2030	173	178
Ginnie Mae I Pool 7% 4/15/2031	949	979
Ginnie Mae I Pool 7% 4/15/2031	373	385
Ginnie Mae I Pool 7% 4/15/2031	217	224
Ginnie Mae I Pool 7% 4/15/2031	91	94
Ginnie Mae I Pool 7% 4/15/2032	1,222	1,268
Ginnie Mae I Pool 7% 4/15/2032	634	656
Ginnie Mae I Pool 7% 4/15/2032	436	452
Ginnie Mae I Pool 7% 4/15/2032	404	417
Ginnie Mae I Pool 7% 4/15/2032	190	196
Ginnie Mae I Pool 7% 4/15/2032	166	172
Ginnie Mae I Pool 7% 4/15/2032	156	162
Ginnie Mae I Pool 7% 4/15/2032	103	107
Ginnie Mae I Pool 7% 4/15/2032	53	53
Ginnie Mae I Pool 7% 4/20/2032	16,191	16,849
Ginnie Mae I Pool 7% 5/15/2027	6	6
Ginnie Mae I Pool 7% 5/15/2028	201	202
Ginnie Mae I Pool 7% 5/15/2028	34	34
Ginnie Mae I Pool 7% 5/15/2028	10	11
Ginnie Mae I Pool 7% 5/15/2028	10	10
Ginnie Mae I Pool 7% 5/15/2029	151	155
Ginnie Mae I Pool 7% 5/15/2031	417	428
Ginnie Mae I Pool 7% 5/15/2031	193	199
Ginnie Mae I Pool 7% 5/15/2031	119	121
Ginnie Mae I Pool 7% 5/15/2032	642	667
Ginnie Mae I Pool 7% 5/15/2032	598	617
Ginnie Mae I Pool 7% 5/15/2032	240	244
Ginnie Mae I Pool 7% 5/15/2032	186	191
Ginnie Mae I Pool 7% 5/15/2032	167	173
Ginnie Mae I Pool 7% 5/15/2032	162	168
Ginnie Mae I Pool 7% 5/15/2032	144	150
Ginnie Mae I Pool 7% 5/15/2032	134	139
Ginnie Mae I Pool 7% 6/15/2028	264	268
Ginnie Mae I Pool 7% 6/15/2028	252	255
Ginnie Mae I Pool 7% 6/15/2028	164	166
Ginnie Mae I Pool 7% 6/15/2028	115	116
Ginnie Mae I Pool 7% 6/15/2028	85	87
Ginnie Mae I Pool 7% 6/15/2028	77	78
Ginnie Mae I Pool 7% 6/15/2028	70	71
Ginnie Mae I Pool 7% 6/15/2028	52	53
Ginnie Mae I Pool 7% 6/15/2028	40	41
Ginnie Mae I Pool 7% 6/15/2028	28	28
Ginnie Mae I Pool 7% 6/15/2028	26	26
Ginnie Mae I Pool 7% 6/15/2028	16	16
Ginnie Mae I Pool 7% 6/15/2029	52	54
Ginnie Mae I Pool 7% 6/15/2031	1,144	1,182
Ginnie Mae I Pool 7% 6/15/2031	511	528
Ginnie Mae I Pool 7% 6/15/2032	813	840
Ginnie Mae I Pool 7% 6/15/2032	453	467
Ginnie Mae I Pool 7% 6/15/2032	355	368
Ginnie Mae I Pool 7% 6/15/2032	216	222
Ginnie Mae I Pool 7% 6/15/2032	192	200
Ginnie Mae I Pool 7% 6/15/2032	159	164
Ginnie Mae I Pool 7% 6/15/2032	143	148
Ginnie Mae I Pool 7% 6/15/2032	122	127
Ginnie Mae I Pool 7% 6/15/2032	28	29
Ginnie Mae I Pool 7% 7/15/2028	286	290
Ginnie Mae I Pool 7% 7/15/2028	155	156
Ginnie Mae I Pool 7% 7/15/2028	147	150
Ginnie Mae I Pool 7% 7/15/2028	145	147
Ginnie Mae I Pool 7% 7/15/2028	57	57
Ginnie Mae I Pool 7% 7/15/2028	55	56
Ginnie Mae I Pool 7% 7/15/2028	47	47
Ginnie Mae I Pool 7% 7/15/2028	43	44
Ginnie Mae I Pool 7% 7/15/2028	42	42
Ginnie Mae I Pool 7% 7/15/2028	21	21
Ginnie Mae I Pool 7% 7/15/2028	9	9
Ginnie Mae I Pool 7% 7/15/2029	227	232
Ginnie Mae I Pool 7% 7/15/2029	175	178
Ginnie Mae I Pool 7% 7/15/2029	112	114
Ginnie Mae I Pool 7% 7/15/2029	18	19
Ginnie Mae I Pool 7% 7/15/2031	828	857
Ginnie Mae I Pool 7% 7/15/2031	533	550
Ginnie Mae I Pool 7% 7/15/2031	448	463
Ginnie Mae I Pool 7% 7/15/2031	217	224
Ginnie Mae I Pool 7% 7/15/2032	417	433
Ginnie Mae I Pool 7% 7/15/2032	351	362
Ginnie Mae I Pool 7% 7/15/2032	303	314
Ginnie Mae I Pool 7% 7/15/2032	279	288
Ginnie Mae I Pool 7% 7/15/2032	250	258
Ginnie Mae I Pool 7% 7/15/2032	47	49
Ginnie Mae I Pool 7% 8/15/2029	43	44
Ginnie Mae I Pool 7% 8/15/2029	26	26
Ginnie Mae I Pool 7% 8/15/2031	206	213
Ginnie Mae I Pool 7% 8/15/2031	119	123
Ginnie Mae I Pool 7% 8/15/2031	113	117
Ginnie Mae I Pool 7% 8/15/2032	335	344
Ginnie Mae I Pool 7% 8/15/2032	218	225
Ginnie Mae I Pool 7% 8/15/2032	137	143
Ginnie Mae I Pool 7% 8/15/2032	123	128
Ginnie Mae I Pool 7% 8/15/2032	102	105
Ginnie Mae I Pool 7% 8/15/2032	57	57
Ginnie Mae I Pool 7% 9/15/2027	17	17
Ginnie Mae I Pool 7% 9/15/2028	234	238
Ginnie Mae I Pool 7% 9/15/2028	34	35
Ginnie Mae I Pool 7% 9/15/2028	31	31
Ginnie Mae I Pool 7% 9/15/2028	27	27
Ginnie Mae I Pool 7% 9/15/2029	28	28
Ginnie Mae I Pool 7% 9/15/2031	817	845
Ginnie Mae I Pool 7% 9/15/2031	687	711
Ginnie Mae I Pool 7% 9/15/2031	505	522
Ginnie Mae I Pool 7% 9/15/2031	269	278
Ginnie Mae I Pool 7% 9/15/2031	202	208
Ginnie Mae I Pool 7% 9/15/2031	55	57
Ginnie Mae I Pool 7.5% 1/15/2028	163	166
Ginnie Mae I Pool 7.5% 1/15/2031	112	117
Ginnie Mae I Pool 7.5% 1/15/2031	35	37
Ginnie Mae I Pool 7.5% 10/15/2027	391	395
Ginnie Mae I Pool 7.5% 10/15/2027	329	335
Ginnie Mae I Pool 7.5% 10/15/2027	31	32
Ginnie Mae I Pool 7.5% 10/15/2027	25	26
Ginnie Mae I Pool 7.5% 10/15/2027	22	22
Ginnie Mae I Pool 7.5% 11/15/2025	15	15
Ginnie Mae I Pool 7.5% 11/15/2025	14	14
Ginnie Mae I Pool 7.5% 11/15/2025	4	4
Ginnie Mae I Pool 7.5% 11/15/2027	28	29
Ginnie Mae I Pool 7.5% 12/15/2027	160	163
Ginnie Mae I Pool 7.5% 12/15/2027	129	131
Ginnie Mae I Pool 7.5% 12/15/2027	107	109
Ginnie Mae I Pool 7.5% 12/15/2027	52	53
Ginnie Mae I Pool 7.5% 12/15/2027	15	16
Ginnie Mae I Pool 7.5% 12/15/2027	8	8
Ginnie Mae I Pool 7.5% 12/15/2027	3	3
Ginnie Mae I Pool 7.5% 2/15/2027	36	36
Ginnie Mae I Pool 7.5% 3/15/2028	120	123
Ginnie Mae I Pool 7.5% 3/15/2031	415	434
Ginnie Mae I Pool 7.5% 4/15/2027	133	134
Ginnie Mae I Pool 7.5% 4/15/2027	58	59
Ginnie Mae I Pool 7.5% 4/15/2027	41	42
Ginnie Mae I Pool 7.5% 4/15/2027	33	33
Ginnie Mae I Pool 7.5% 4/15/2027	11	11
Ginnie Mae I Pool 7.5% 5/15/2027	76	76
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 6/15/2027	286	289
Ginnie Mae I Pool 7.5% 6/15/2027	71	71
Ginnie Mae I Pool 7.5% 6/15/2027	30	30
Ginnie Mae I Pool 7.5% 6/15/2029	9	9
Ginnie Mae I Pool 7.5% 7/15/2027	336	342
Ginnie Mae I Pool 7.5% 7/15/2027	163	164
Ginnie Mae I Pool 7.5% 7/15/2027	157	159
Ginnie Mae I Pool 7.5% 7/15/2027	122	124
Ginnie Mae I Pool 7.5% 7/15/2027	86	87
Ginnie Mae I Pool 7.5% 7/15/2027	53	53
Ginnie Mae I Pool 7.5% 7/15/2027	19	19
Ginnie Mae I Pool 7.5% 7/15/2027	15	15
Ginnie Mae I Pool 7.5% 7/15/2028	633	649
Ginnie Mae I Pool 7.5% 7/15/2029	105	108
Ginnie Mae I Pool 7.5% 8/15/2027	188	191
Ginnie Mae I Pool 7.5% 8/15/2027	67	68
Ginnie Mae I Pool 7.5% 8/15/2027	40	40
Ginnie Mae I Pool 7.5% 8/15/2027	23	23
Ginnie Mae I Pool 7.5% 8/15/2027	17	18
Ginnie Mae I Pool 7.5% 8/15/2028	319	328
Ginnie Mae I Pool 7.5% 8/15/2028	152	156
Ginnie Mae I Pool 7.5% 8/15/2028	55	56
Ginnie Mae I Pool 7.5% 8/15/2028	16	16
Ginnie Mae I Pool 7.5% 9/15/2027	390	397
Ginnie Mae I Pool 7.5% 9/15/2027	36	37
Ginnie Mae I Pool 7.5% 9/15/2027	20	20
Ginnie Mae I Pool 7.5% 9/15/2027	14	14
Ginnie Mae I Pool 7.5% 9/15/2027	11	11
Ginnie Mae I Pool 7.5% 9/15/2028	379	389
Ginnie Mae I Pool 7.5% 9/15/2028	214	218
Ginnie Mae I Pool 7.5% 9/15/2031	922	959
Ginnie Mae I Pool 8% 1/15/2028	229	233
Ginnie Mae I Pool 8% 11/15/2027	47	48
Ginnie Mae I Pool 8% 12/15/2027	232	235
Ginnie Mae I Pool 8% 12/15/2027	83	84
Ginnie Mae I Pool 8% 12/15/2027	69	69
Ginnie Mae I Pool 8% 12/15/2027	29	30
Ginnie Mae I Pool 8% 7/15/2027	77	78
Ginnie Mae I Pool 8% 8/15/2027	32	33
Ginnie Mae I Pool 8% 8/15/2027	22	22
Ginnie Mae I Pool 8% 9/15/2029	31	32
Ginnie Mae I Pool 8.5% 1/15/2031	1,062	1,104
Ginnie Mae I Pool 8.5% 11/15/2027	23	23
Ginnie Mae I Pool 8.5% 12/15/2029	61	63
Ginnie Mae I Pool 8.5% 7/15/2030	89	92
Ginnie Mae I Pool 8.5% 8/15/2029	76	78
Ginnie Mae II Pool 2% 1/20/2051	27,253,479	22,324,151
Ginnie Mae II Pool 2% 10/1/2055 (g)	127,725,000	104,533,397
Ginnie Mae II Pool 2% 10/20/2051	857,523	702,825
Ginnie Mae II Pool 2% 11/20/2050	14,222,863	11,650,378
Ginnie Mae II Pool 2% 12/20/2050	14,495,654	11,870,431
Ginnie Mae II Pool 2% 3/20/2052	27,593,426	22,606,924
Ginnie Mae II Pool 2% 9/1/2055 (g)	347,125,000	284,163,745
Ginnie Mae II Pool 2% 9/20/2050	4,360,206	3,572,939
Ginnie Mae II Pool 2.5% 11/20/2051	200,499	170,840
Ginnie Mae II Pool 2.5% 12/20/2051	4,866,982	4,147,047
Ginnie Mae II Pool 2.5% 6/20/2051	5,000,624	4,260,920
Ginnie Mae II Pool 2.5% 7/20/2051	15,511,637	13,217,120
Ginnie Mae II Pool 2.5% 9/1/2055 (g)	99,650,000	84,881,750
Ginnie Mae II Pool 2.5% 9/20/2051	6,754,266	5,755,159
Ginnie Mae II Pool 3% 1/20/2032	1,504,726	1,468,263
Ginnie Mae II Pool 3% 1/20/2043	838,658	768,135
Ginnie Mae II Pool 3% 10/1/2055 (g)	25,000,000	22,136,565
Ginnie Mae II Pool 3% 10/20/2031	495,495	483,718
Ginnie Mae II Pool 3% 10/20/2043	355,834	324,899
Ginnie Mae II Pool 3% 11/20/2031	528,419	515,612
Ginnie Mae II Pool 3% 12/20/2031	802,284	783,030
Ginnie Mae II Pool 3% 12/20/2042	1,797,700	1,646,472
Ginnie Mae II Pool 3% 12/20/2043	3,671	3,349
Ginnie Mae II Pool 3% 12/20/2046	4,810,036	4,320,395
Ginnie Mae II Pool 3% 2/20/2031	64,392	63,004
Ginnie Mae II Pool 3% 2/20/2043	50,682	46,403
Ginnie Mae II Pool 3% 2/20/2044	13,427	12,252
Ginnie Mae II Pool 3% 3/20/2031	129,942	127,076
Ginnie Mae II Pool 3% 3/20/2050	3,486,291	3,097,628
Ginnie Mae II Pool 3% 4/20/2031	484,753	474,058
Ginnie Mae II Pool 3% 4/20/2052	62,326,844	55,237,241
Ginnie Mae II Pool 3% 5/20/2031	1,035,889	1,012,774
Ginnie Mae II Pool 3% 5/20/2042	11,304	10,382
Ginnie Mae II Pool 3% 5/20/2052	61,580,629	54,575,906
Ginnie Mae II Pool 3% 7/20/2031	13,575	13,262
Ginnie Mae II Pool 3% 8/20/2031	158,291	154,643
Ginnie Mae II Pool 3% 8/20/2042	15,767	14,456
Ginnie Mae II Pool 3% 9/1/2055 (g)	50,000,000	44,290,710
Ginnie Mae II Pool 3% 9/20/2031	63,594	62,113
Ginnie Mae II Pool 3% 9/20/2043	12,542	11,448
Ginnie Mae II Pool 3.5% 1/20/2041	2,094	1,972
Ginnie Mae II Pool 3.5% 1/20/2044	31,595	29,409
Ginnie Mae II Pool 3.5% 10/20/2041	9,441	8,860
Ginnie Mae II Pool 3.5% 10/20/2043	37,910	35,357
Ginnie Mae II Pool 3.5% 11/20/2041	1,429,291	1,341,430
Ginnie Mae II Pool 3.5% 11/20/2043	8,516	7,941
Ginnie Mae II Pool 3.5% 12/20/2040	183,740	172,982
Ginnie Mae II Pool 3.5% 12/20/2041	4,301,485	4,037,125
Ginnie Mae II Pool 3.5% 12/20/2043	31,408	29,242
Ginnie Mae II Pool 3.5% 2/20/2043	284,244	265,736
Ginnie Mae II Pool 3.5% 2/20/2044	2,952	2,747
Ginnie Mae II Pool 3.5% 3/20/2043	168,951	157,909
Ginnie Mae II Pool 3.5% 3/20/2044	9,361	8,708
Ginnie Mae II Pool 3.5% 4/20/2043	162,156	151,519
Ginnie Mae II Pool 3.5% 4/20/2044	4,320	4,017
Ginnie Mae II Pool 3.5% 4/20/2046	42,941	39,628
Ginnie Mae II Pool 3.5% 5/20/2043	2,706,605	2,517,586
Ginnie Mae II Pool 3.5% 5/20/2046	58,223	53,731
Ginnie Mae II Pool 3.5% 5/20/2046	14,783	13,643
Ginnie Mae II Pool 3.5% 6/20/2043	174,802	163,245
Ginnie Mae II Pool 3.5% 7/20/2043	5,357	5,004
Ginnie Mae II Pool 3.5% 8/20/2043	27,804	25,950
Ginnie Mae II Pool 3.5% 9/20/2040	102,683	96,576
Ginnie Mae II Pool 3.5% 9/20/2043	672,740	627,493
Ginnie Mae II Pool 4% 1/20/2041	2,219,725	2,151,474
Ginnie Mae II Pool 4% 1/20/2042	69,682	67,406
Ginnie Mae II Pool 4% 1/20/2045	1,448,771	1,391,087
Ginnie Mae II Pool 4% 1/20/2046	78,654	75,219
Ginnie Mae II Pool 4% 10/1/2055 (g)	23,300,000	21,722,919
Ginnie Mae II Pool 4% 10/20/2040	760,094	736,889
Ginnie Mae II Pool 4% 10/20/2041	1,050,895	1,017,069
Ginnie Mae II Pool 4% 10/20/2044	307,599	295,399
Ginnie Mae II Pool 4% 10/20/2045	8,717	8,349
Ginnie Mae II Pool 4% 11/20/2040	874,324	847,534
Ginnie Mae II Pool 4% 11/20/2044	659,790	633,518
Ginnie Mae II Pool 4% 12/20/2044	17,940	17,226
Ginnie Mae II Pool 4% 12/20/2045	100,586	96,194
Ginnie Mae II Pool 4% 2/20/2041	30,353	29,415
Ginnie Mae II Pool 4% 2/20/2044	442,548	425,564
Ginnie Mae II Pool 4% 3/20/2041	78,407	75,983
Ginnie Mae II Pool 4% 3/20/2047	895,904	855,100
Ginnie Mae II Pool 4% 5/20/2033	1,643	1,616
Ginnie Mae II Pool 4% 7/20/2044	246,244	236,633
Ginnie Mae II Pool 4% 8/20/2041	8,672	8,394
Ginnie Mae II Pool 4% 8/20/2043	136,538	131,632
Ginnie Mae II Pool 4% 8/20/2044	42,916	41,234
Ginnie Mae II Pool 4% 8/20/2045	1,086,280	1,040,996
Ginnie Mae II Pool 4% 9/1/2055 (g)	46,600,000	43,456,755
Ginnie Mae II Pool 4% 9/20/2040	386,813	374,988
Ginnie Mae II Pool 4% 9/20/2041	161,498	156,291
Ginnie Mae II Pool 4% 9/20/2045	7,182	6,882
Ginnie Mae II Pool 4.5% 1/20/2041	86,408	85,958
Ginnie Mae II Pool 4.5% 10/1/2055 (g)	575,000	553,352
Ginnie Mae II Pool 4.5% 10/20/2035	885	883
Ginnie Mae II Pool 4.5% 10/20/2040	18,300	18,207
Ginnie Mae II Pool 4.5% 11/20/2040	18,325	18,230
Ginnie Mae II Pool 4.5% 11/20/2054	39,899,317	38,447,194
Ginnie Mae II Pool 4.5% 2/20/2041	314,665	313,015
Ginnie Mae II Pool 4.5% 3/20/2036	6,355	6,338
Ginnie Mae II Pool 4.5% 3/20/2041	242,294	241,023
Ginnie Mae II Pool 4.5% 3/20/2055	7,938,171	7,643,683
Ginnie Mae II Pool 4.5% 4/20/2041	60,647	60,326
Ginnie Mae II Pool 4.5% 4/20/2055	596,193	574,075
Ginnie Mae II Pool 4.5% 5/20/2040	21,313	21,210
Ginnie Mae II Pool 4.5% 5/20/2041	267,107	265,682
Ginnie Mae II Pool 4.5% 6/20/2033	2,962	2,956
Ginnie Mae II Pool 4.5% 6/20/2041	528,255	525,392
Ginnie Mae II Pool 4.5% 7/20/2040	35,275	35,099
Ginnie Mae II Pool 4.5% 8/20/2040	4,111	4,090
Ginnie Mae II Pool 4.5% 9/20/2040	190,044	189,079
Ginnie Mae II Pool 5% 1/20/2055	37,423,501	37,034,252
Ginnie Mae II Pool 5% 10/1/2055 (g)	99,700,000	98,558,425
Ginnie Mae II Pool 5% 12/20/2054	5,444,732	5,395,331
Ginnie Mae II Pool 5% 9/1/2055 (g)	199,400,000	197,272,641
Ginnie Mae II Pool 5% 9/20/2033	139,541	141,268
Ginnie Mae II Pool 5.5% 1/20/2055	5,746,107	5,828,674
Ginnie Mae II Pool 5.5% 10/1/2055 (g)	86,875,000	87,437,854
Ginnie Mae II Pool 5.5% 12/20/2054	7,922,015	7,984,478
Ginnie Mae II Pool 5.5% 12/20/2054	6,952,580	7,076,382
Ginnie Mae II Pool 5.5% 9/1/2055 (g)	168,350,000	169,591,968
Ginnie Mae II Pool 6% 10/1/2055 (g)	102,800,000	104,754,773
Ginnie Mae II Pool 6% 11/20/2031	3,890	4,006
Ginnie Mae II Pool 6% 12/20/2054	5,090,301	5,190,419
Ginnie Mae II Pool 6% 5/20/2032	18,347	18,936
Ginnie Mae II Pool 6% 9/1/2055 (g)	228,825,000	233,390,722
Ginnie Mae II Pool 6.5% 1/20/2032	168	174
Ginnie Mae II Pool 6.5% 11/20/2031	687	711
Ginnie Mae II Pool 6.5% 3/20/2031	870	898
Ginnie Mae II Pool 6.5% 4/20/2031	107	110
Ginnie Mae II Pool 6.5% 5/20/2055	29,435,514	30,318,965
Ginnie Mae II Pool 6.5% 6/20/2031	99	101
Ginnie Mae II Pool 6.5% 7/20/2031	124	128
Ginnie Mae II Pool 6.5% 8/20/2031	119	123
Ginnie Mae II Pool 7% 2/20/2032	4,974	5,184
Ginnie Mae II Pool 7% 3/20/2032	2,428	2,532
Uniform Mortgage Backed Securities 2% 10/1/2055 (g)	283,350,000	225,019,767
Uniform Mortgage Backed Securities 2% 9/1/2055 (g)	461,075,000	366,086,357
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (g)	64,500,000	53,555,156
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (g)	98,300,000	81,608,198
Uniform Mortgage Backed Securities 3% 9/1/2055 (g)	3,950,000	3,422,304
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (g)	53,150,000	48,003,172
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (g)	91,675,000	82,833,377
Uniform Mortgage Backed Securities 4% 10/1/2055 (g)	21,000,000	19,592,343
Uniform Mortgage Backed Securities 4% 9/1/2055 (g)	42,000,000	39,199,453
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (g)	19,500,000	18,742,090
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (g)	39,100,000	37,609,313
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (g)	65,675,000	66,059,816
Uniform Mortgage Backed Securities 6% 10/1/2055 (g)	10,425,000	10,642,459
Uniform Mortgage Backed Securities 6% 9/1/2055 (g)	33,425,000	34,150,951
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (g)	88,125,000	91,316,086
TOTAL UNITED STATES		5,816,141,768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,868,380,240)		5,816,141,768

U.S. Treasury Obligations - 35.7%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	86,364,000	53,744,722
US Treasury Bonds 1.125% 8/15/2040	4.51	1,500,000	923,438
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	111,477,000	73,844,804
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	184,798,184
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	218,350,000	149,714,748
US Treasury Bonds 2% 8/15/2051	2.04 to 2.14	141,158,000	79,666,046
US Treasury Bonds 2.875% 5/15/2052	3.08 to 3.64	106,426,000	73,388,210
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	182,148,024
US Treasury Bonds 3.25% 5/15/2042 (w)	3.37 to 5.18	115,202,000	94,731,145
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	55,995,000	44,820,060
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	36,176,000	31,046,356
US Treasury Bonds 4.125% 8/15/2044	4.63	1,200,000	1,090,078
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	226,003,679
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	190,000,000	169,990,625
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	30,958,000	27,697,736
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	316,758
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	393,800,000	367,603,069
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,191,857
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.94	66,830,000	64,830,321
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.86	111,000,000	105,796,875
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	4,245,000	4,129,257
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.61	105,000,000	100,033,008
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	282,056,000	274,387,603
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,979,727
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	13,166,194	12,461,420
US Treasury Notes 2.625% 7/31/2029 (v)	4.11 to 4.47	13,250,000	12,766,582
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	486,541,000	451,741,914
US Treasury Notes 2.875% 5/15/2032 (u)(v)	2.96 to 2.98	165,526,000	155,478,055
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	548,248,592
US Treasury Notes 3.5% 1/31/2030	3.58 to 3.79	90,100,000	89,498,160
US Treasury Notes 3.5% 2/15/2033	4.32	4,000,000	3,877,188
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	257,500,000	256,121,973
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,571,555
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	349,960,000	346,022,950
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	2,000,703
US Treasury Notes 3.75% 4/15/2028	3.69	4,830,000	4,848,490
US Treasury Notes 3.75% 5/15/2028	3.77 to 3.86	63,760,000	64,024,719
US Treasury Notes 3.75% 5/31/2030	3.81 to 4.50	2,909,000	2,916,727
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	575,000,000	572,731,447
US Treasury Notes 3.875% 11/30/2029	3.58	125,000,000	126,064,453
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	188,614,335
US Treasury Notes 3.875% 6/30/2030	3.83	42,000,000	42,344,531
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	94,346,857
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	196,682,041
US Treasury Notes 4% 2/15/2034	4.14 to 4.74	43,057,000	42,804,713
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,863,084
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	245,745,000	247,165,713
US Treasury Notes 4% 5/31/2030	3.78 to 3.93	207,000,000	209,870,508
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	100,000,000	100,515,625
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	146,900,000	147,565,641
US Treasury Notes 4.125% 10/31/2031	4.26	825,000	837,600
US Treasury Notes 4.125% 11/15/2032	3.63	54,222,000	54,827,762
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,181,252
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,230,508
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,709,663
US Treasury Notes 4.125% 3/31/2032	4.08	64,000,000	64,862,500
US Treasury Notes 4.125% 5/31/2032	4.03 to 4.19	38,969,000	39,460,247
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	8,700,000	8,842,602
US Treasury Notes 4.25% 1/31/2030	4.47	75,000,000	76,766,602
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	154,000,000	155,010,625
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	422,165,000	423,484,266
US Treasury Notes 4.25% 6/30/2031	4.45	940,000	961,701
US Treasury Notes 4.375% 1/31/2032	4.21	4,900,000	5,037,047
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,131,152
US Treasury Notes 4.375% 5/15/2034	4.25 to 4.51	250,000,000	254,882,813
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,639,563
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.44	209,752,000	216,929,462
US Treasury Notes 4.625% 4/30/2029	4.72	4,340,000	4,488,170
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	562,315
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	765,605
US Treasury Notes 4.75% 2/15/2045	4.50 to 4.96	43,210,000	42,568,602
US Treasury Notes 4.875% 10/31/2030 (v)	4.56	83,500,000	87,962,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,352,344,817)			7,701,166,394

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.36	596,258,999	596,378,250
Fidelity Securities Lending Cash Central Fund (z)(Aa)	4.36	55,382,752	55,388,290
TOTAL MONEY MARKET FUNDS (Cost $651,764,343)			651,766,540

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	18,190,000	641,240
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	17,770,000	609,125
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	21,260,000	779,493
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	16,750,000	582,070
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	9,710,000	347,666
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	10,500,000	348,502
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	49,610,000	313,845
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	20,400,000	716,897
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,820,000	281,884
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	19,210,000	660,512

TOTAL PUT SWAPTIONS			5,281,234
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	18,190,000	622,091
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	17,770,000	628,007
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	21,260,000	692,690
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	16,750,000	586,574
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	9,710,000	329,086
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	10,500,000	357,523
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	49,610,000	1,999,092
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	20,400,000	697,534
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,820,000	325,220
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	19,210,000	677,195

TOTAL CALL SWAPTIONS			6,915,012
TOTAL PURCHASED SWAPTIONS (Cost $14,495,439)			12,196,246

TOTAL INVESTMENT IN SECURITIES - 112.3% (Cost $24,966,545,991)	24,204,667,714
NET OTHER ASSETS (LIABILITIES) - (12.3)%	(2,653,438,155)
NET ASSETS - 100.0%	21,551,229,559

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(255,450,000)	(209,116,685)
Ginnie Mae II Pool 3% 9/1/2055	(50,000,000)	(44,290,710)
Ginnie Mae II Pool 4% 9/1/2055	(46,600,000)	(43,456,755)
Ginnie Mae II Pool 4.5% 9/1/2055	(575,000)	(553,621)
Ginnie Mae II Pool 5% 9/1/2055	(199,400,000)	(197,272,643)
Ginnie Mae II Pool 5.5% 9/1/2055	(168,350,000)	(169,591,968)
Ginnie Mae II Pool 6% 9/1/2055	(187,875,000)	(191,623,652)
Uniform Mortgage Backed Securities 2% 9/1/2055	(446,425,000)	(354,454,487)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(105,500,000)	(87,585,604)
Uniform Mortgage Backed Securities 3% 9/1/2055	(3,950,000)	(3,422,304)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(78,800,000)	(71,200,110)
Uniform Mortgage Backed Securities 4% 10/1/2055	(7,300,000)	(6,810,672)
Uniform Mortgage Backed Securities 4% 9/1/2055	(42,000,000)	(39,199,453)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(39,100,000)	(37,609,313)
Uniform Mortgage Backed Securities 5% 9/1/2055	(3,100,000)	(3,057,253)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(20,500,000)	(20,620,118)
Uniform Mortgage Backed Securities 6% 9/1/2055	(20,850,000)	(21,302,837)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(13,500,000)	(13,988,847)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,515,157,032)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,506,502,046)		(1,515,157,032)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	45	9/15/2025	3,348,482	1,735	1,735
CBOT 10Y US Treasury Notes Contracts (United States)	3,985	12/19/2025	448,374,766	2,532,129	2,532,129
CBOT 2Y US Treasury Notes Contracts (United States)	1,716	12/31/2025	357,933,469	655,009	655,009
CBOT 5Y US Treasury Notes Contracts (United States)	13,942	12/31/2025	1,526,649,000	7,407,942	7,407,942
CBOT US Treasury Long Bond Contracts (United States)	406	12/19/2025	46,410,875	259,497	259,497
Eurex Euro-Bobl Contracts (Germany)	55	9/8/2025	7,557,905	3,588	3,588
Eurex Euro-Bund Contracts (Germany)	23	9/8/2025	3,485,893	(4,858)	(4,858)
TME 10Y Canadian Bond Contacts (Canada)	155	12/18/2025	13,601,085	85,392	85,392

TOTAL PURCHASED					10,940,434

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,605	12/19/2025	180,587,578	(1,031,204)	(1,031,204)
CBOT 5Y US Treasury Notes Contracts (United States)	584	12/31/2025	63,948,000	(315,816)	(315,816)
CBOT US Treasury Ultra Bond Contracts (United States)	52	12/19/2025	6,054,750	22,645	22,645
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	14	12/29/2025	1,712,856	(3,224)	(3,224)

TOTAL SOLD					(1,327,599)

TOTAL FUTURES CONTRACTS					9,612,835
The notional amount of futures purchased as a percentage of Net Assets is 11.2%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	289,000	USD	210,636	JPMorgan Chase Bank NA	10/3/2025	103
EUR	351,000	USD	409,719	Bank of America NA	9/2/2025	916
EUR	200,000	USD	235,724	BNP Paribas SA	10/3/2025	(1,293)
EUR	523,000	USD	611,446	BNP Paribas SA	10/3/2025	1,592
EUR	200,000	USD	233,677	BNP Paribas SA	10/3/2025	754
EUR	1,409,000	USD	1,645,396	Bank of America NA	10/3/2025	6,172
EUR	2,379,000	USD	2,752,729	Goldman Sachs Bank USA	10/3/2025	35,830
EUR	1,571,000	USD	1,836,727	JPMorgan Chase Bank NA	10/3/2025	4,730
EUR	1,326,000	USD	1,546,840	Royal Bank of Canada	10/3/2025	7,439
EUR	650,000	USD	761,074	Royal Bank of Canada	10/3/2025	827
EUR	833,000	USD	974,113	Royal Bank of Canada	10/3/2025	2,293
GBP	344,000	USD	465,074	Bank of America NA	10/3/2025	10
USD	57,521	AUD	88,000	BNP Paribas SA	10/3/2025	(101)
USD	1,622,019	AUD	2,466,000	Citibank NA	10/3/2025	7,296
USD	103,449	CAD	141,000	BNP Paribas SA	10/3/2025	632
USD	2,260,217	CAD	3,056,000	JPMorgan Chase Bank NA	10/3/2025	31,785
USD	84,435	CAD	115,000	JPMorgan Chase Bank NA	10/3/2025	577
USD	550,867	EUR	469,000	BNP Paribas SA	10/3/2025	1,126
USD	249,160,190	EUR	210,590,000	BNP Paribas SA	10/3/2025	2,315,857
USD	1,657,001	EUR	1,400,000	Bank of America NA	10/3/2025	15,982
USD	415,213	EUR	355,000	Bank of America NA	10/3/2025	(902)
USD	522,716	EUR	450,000	Goldman Sachs Bank USA	10/3/2025	(4,755)
USD	800,059	EUR	689,000	Goldman Sachs Bank USA	10/3/2025	(7,557)
USD	276,887	EUR	241,000	JPMorgan Chase Bank NA	10/3/2025	(5,603)
USD	570,625	EUR	495,000	JPMorgan Chase Bank NA	10/3/2025	(9,592)
USD	1,037,408	EUR	881,000	JPMorgan Chase Bank NA	10/3/2025	4,739
USD	613,617	GBP	454,000	Bank of America NA	9/2/2025	(9)
USD	65,507,591	GBP	47,983,000	BNP Paribas SA	10/3/2025	635,200
USD	1,744,711	GBP	1,300,000	JPMorgan Chase Bank NA	10/3/2025	(12,872)
USD	1,929,428	JPY	277,050,000	JPMorgan Chase Bank NA	10/3/2025	37,873

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,069,049
Unrealized Appreciation						3,111,733
Unrealized Depreciation						(42,684)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,600,000	(178,333)	122,751	(55,582)
Generali 4.125% 5/4/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,100,000	(26,824)	(10,830)	(37,654)
Societe Generale SA 5.25% 9/6/2032		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,750,000	26,762	(21,897)	4,865
Deutsche Bank AG 5.625% 5/19/2031		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,300,000	28,352	(56,626)	(28,274)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,150,000	(56,816)	49,223	(7,593)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	3,200,000	(3,527)	921	(2,606)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	39,977	(63,747)	(23,770)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	92,747	(162,442)	(69,695)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		980,000	156,711	(278,528)	(121,817)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		550,000	87,950	(128,019)	(40,069)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		620,000	99,143	(153,945)	(54,802)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	146,227	(110,182)	36,045
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	99,700	(59,908)	39,792
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,300,000	152,873	(87,432)	65,441
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	163,931	(210,245)	(46,314)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	47,172	(59,336)	(12,164)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,900,000	(15,109)	(18,779)	(33,888)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,700,000	37,778	(33,932)	3,846
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	3,250,000	(839,316)	796,973	(42,343)
UniCredit SpA 5.375% 4/16/2034		6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,750,000	(1,277)	(25,298)	(26,575)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		810,000	129,526	(237,776)	(108,250)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		360,000	57,567	(98,615)	(41,048)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	94,343	(52,999)	41,344
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	94,343	(56,739)	37,604
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	20,788	(31,887)	(11,099)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,050,000	167,904	(244,044)	(76,140)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	172,702	(258,937)	(86,235)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	87,950	(132,517)	(44,567)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	99,143	(142,198)	(43,055)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	79,954	(111,597)	(31,643)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	95,945	(98,037)	(2,092)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	59,820	(34,675)	25,145
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	47,172	(25,986)	21,186
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	176,894	(97,446)	79,448
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	23,586	(29,295)	(5,709)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,400,000	176,541	(202,572)	(26,031)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	100,880	(114,884)	(14,004)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(71)	(209)	(280)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,310,000	209,481	(334,211)	(124,730)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	84,752	(114,719)	(29,967)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	273,444	(372,846)	(99,402)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		220,000	35,180	(58,652)	(23,472)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	25,220	(31,344)	(6,124)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	112,993	(66,480)	46,513
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	26,587	(14,479)	12,108
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	151,320	(149,820)	1,500
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	155,338	(175,355)	(20,017)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	100,880	(110,909)	(10,029)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	39,880	(44,525)	(4,645)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	37,830	(39,386)	(1,556)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		500,000	(334)	484	150
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,099,927	9,087	(9,266)	(179)
5Y CDX EMIG CDSI Series 43 Index		6/20/2030	ICE	(1%)	Quarterly		4,600,000	(2,506)	0	(2,506)

TOTAL BUY PROTECTION								3,002,260	(4,003,199)	(1,000,939)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,100,000	(55,030)	74,032	19,002
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,800,000	(37,582)	68,741	31,159
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,600,000	(61,741)	124,603	62,862
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	71	454	525
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,200,000	(16,106)	19,132	3,026
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,684)	4,868	2,184
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,000,000	(53,688)	62,556	8,868
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(12,080)	12,010	(70)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,600,000	(75,163)	71,810	(3,353)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,900,000	(159,722)	221,151	61,429

TOTAL SELL PROTECTION								(473,725)	659,357	185,632
TOTAL CREDIT DEFAULT SWAPS								2,528,535	(3,343,842)	(815,307)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2030	28,807,000	(436,535)	0	(436,535)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	58,590,000	(503,086)	0	(503,086)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	351,205,000	(3,127,519)	0	(3,127,519)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	204,431,000	(991,795)	0	(991,795)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	99,913,000	(1,030,377)	0	(1,030,377)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	55,564,000	(359,393)	0	(359,393)
TOTAL INTEREST RATE SWAPS							(6,448,705)	0	(6,448,705)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,494,085,762 or 20.9% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,652,594 and $1,622,056, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing.
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,969 or 0.0% of net assets.

(r)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(s)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $302,974,989 or 1.4% of net assets.

(t)	Security or a portion of the security is on loan at period end.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $20,218,115.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,204,006.
(w)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,945,475.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $154,332.

(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	3,324

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	420,416,769	6,431,361,349	6,255,399,868	28,464,674	-	-	596,378,250	596,258,999	1.1%
Fidelity Securities Lending Cash Central Fund	49,295,300	2,689,133,881	2,683,040,891	451,764	-	-	55,388,290	55,382,752	0.2%
Total	469,712,069	9,120,495,230	8,938,440,759	28,916,438	-	-	651,766,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,791,890,520	-	1,791,890,516	4

Bank Loan Obligations
Communication Services	96,420,847	-	96,215,294	205,553
Consumer Discretionary	232,768,420	-	232,560,276	208,144
Consumer Staples	40,124,246	-	40,034,071	90,175
Energy	35,640,124	-	35,640,124	-
Financials	133,133,199	-	130,865,431	2,267,768
Health Care	90,175,971	-	90,175,971	-
Industrials	177,425,049	-	175,526,168	1,898,881
Information Technology	185,610,073	-	180,507,917	5,102,156
Materials	98,625,949	-	98,625,949	-
Real Estate	775,695	-	775,695	-
Utilities	24,468,218	-	24,468,218	-

Bank Notes
Financials	15,568,951	-	15,568,951	-

Collateralized Mortgage Obligations	502,016,683	-	502,016,674	9

Commercial Mortgage Securities	1,062,856,175	-	1,046,967,836	15,888,339

Common Stocks
Communication Services	1,596,097	-	-	1,596,097
Consumer Discretionary	392,206	-	-	392,206
Energy	23,792,566	10,310,576	-	13,481,990
Financials	1,816,414	-	-	1,816,414
Health Care	1,631,030	-	-	1,631,030
Information Technology	1,553,180	-	-	1,553,180

Convertible Corporate Bonds
Communication Services	9,271,350	-	9,271,350	-
Energy	945,900	-	945,900	-
Financials	3,712,131	-	3,712,131	-
Information Technology	7,998,582	-	7,998,582	-
Utilities	1,158,949	-	1,158,949	-

Convertible Preferred Stocks
Financials	3,861,936	1,242,794	581,315	2,037,827
Materials	621,294	-	621,294	-
Real Estate	276,330	-	276,330	-

Foreign Government and Government Agency Obligations	250,102,258	-	250,102,258	-

Non-Convertible Corporate Bonds
Communication Services	440,499,847	-	440,499,847	-
Consumer Discretionary	197,617,061	-	197,617,061	-
Consumer Staples	131,209,091	-	131,209,091	-
Energy	665,010,758	-	665,010,758	-
Financials	2,168,080,352	-	2,168,080,352	-
Health Care	279,384,696	-	279,384,696	-
Industrials	290,092,428	-	290,092,428	-
Information Technology	163,816,260	-	163,130,411	685,849
Materials	169,934,764	-	169,811,580	123,184
Real Estate	391,194,683	-	390,375,753	818,930
Utilities	247,746,184	-	247,746,184	-

Non-Convertible Preferred Stocks
Financials	1,734,082	1,734,082	-	-
Information Technology	3,509,825	3,509,825	-	-
Real Estate	719,252	719,252	-	-

Preferred Securities
Communication Services	990,802	-	990,802	-
Consumer Discretionary	5,412,839	-	5,412,839	-
Consumer Staples	6,730,276	-	6,730,276	-
Energy	7,144,873	-	7,144,414	459
Financials	16,801,811	-	15,473,801	1,328,010
Industrials	7,945,102	-	7,945,102	-
Information Technology	350,467	-	350,467	-
Materials	3,620,837	-	3,620,837	-
Real Estate	25,244,581	-	25,244,581	-
Utilities	2,375,552	-	2,375,552	-

U.S. Government Agency - Mortgage Securities	5,816,141,768	-	5,816,141,768	-

U.S. Treasury Obligations	7,701,166,394	-	7,701,166,394	-

Money Market Funds	651,766,540	651,766,540	-	-

Purchased Swaptions	12,196,246	-	12,196,246	-
Total Investments in Securities:	24,204,667,714	669,283,069	23,484,258,440	51,126,205
Derivative Instruments:

Assets
Futures Contracts	10,967,937	10,967,937	-	-
Forward Foreign Currency Contracts	3,111,733	-	3,111,733	-
Swaps	4,126,444	-	4,126,444	-
Total Assets	18,206,114	10,967,937	7,238,177	-

Liabilities
Futures Contracts	(1,355,102)	(1,355,102)	-	-
Forward Foreign Currency Contracts	(42,684)	-	(42,684)	-
Swaps	(8,046,614)	-	(8,046,614)	-
Total Liabilities	(9,444,400)	(1,355,102)	(8,089,298)	-
Total Derivative Instruments:	8,761,714	9,612,835	(851,121)	-
Other Financial Instruments:

TBA Sale Commitments	(1,515,157,032)	-	(1,515,157,032)	-
Total Other Financial Instruments:	(1,515,157,032)	-	(1,515,157,032)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	4,126,444	(1,597,909)
Total Credit Risk	4,126,444	(1,597,909)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	3,111,733	(42,684)
Total Foreign Exchange Risk	3,111,733	(42,684)
Interest Rate Risk
Futures Contracts (d)	10,967,937	(1,355,102)
Purchased Swaptions (e)	12,196,246	-
Swaps (a)	-	(6,448,705)
Total Interest Rate Risk	23,164,183	(7,803,807)
Total Value of Derivatives	30,402,360	(9,444,400)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $53,404,232) - See accompanying schedule:
Unaffiliated issuers (cost $24,314,781,648)	$23,552,901,174
Fidelity Central Funds (cost $651,764,343)	651,766,540

Total Investment in Securities (cost $24,966,545,991)		$24,204,667,714
Cash		2,164,636
Foreign currency held at value (cost $1,638,744)		1,642,574
Receivable for investments sold		9,488,246
Receivable for TBA sale commitments		1,506,502,046
Unrealized appreciation on forward foreign currency contracts		3,111,733
Dividends receivable		149,645
Interest receivable		185,790,443
Distributions receivable from Fidelity Central Funds		1,904,197
Receivable for daily variation margin on futures contracts		235,933
Receivable for daily variation margin on centrally cleared swaps		137,619
Bi-lateral OTC swaps, at value		4,126,444
Prepaid expenses		25,249
Other receivables		13,381
Total assets		25,919,959,860
Liabilities
Payable for investments purchased
Regular delivery	$117,392,961
Delayed delivery	2,673,663,146
TBA sale commitments, at value	1,515,157,032
Unrealized depreciation on forward foreign currency contracts	42,684
Bi-lateral OTC swaps, at value	1,595,403
Accrued management fee	5,008,678
Payable for daily variation margin on futures contracts	9,375
Payable for daily variation margin on centrally cleared swaps	100
Other payables and accrued expenses	472,632
Collateral on securities loaned	55,388,290
Total liabilities		4,368,730,301
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$21,551,229,559
Net Assets consist of:
Paid in capital		$23,572,766,210
Total accumulated earnings (loss)		(2,021,536,651)
Net Assets		$21,551,229,559
Net Asset Value, offering price and redemption price per share ($21,551,229,559 ÷ 2,364,075,221 shares)		$9.12
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$4,561,598
Interest		971,027,735
Income from Fidelity Central Funds (including $451,764 from security lending)		28,916,438
Total income		1,004,505,771
Expenses
Management fee	$56,565,843
Custodian fees and expenses	44,986
Independent trustees' fees and expenses	49,783
Registration fees	353,295
Audit fees	153,970
Legal	99,517
Miscellaneous	226,214
Total expenses before reductions	57,493,608
Expense reductions	(53,415)
Total expenses after reductions		57,440,193
Net Investment income (loss)		947,065,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(192,434,379)
Forward foreign currency contracts	(17,357,960)
Foreign currency transactions	378,978
Futures contracts	(19,791,705)
Swaps	2,997,760
Written options	908,519
Total net realized gain (loss)		(225,298,787)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	81,714,352
Forward foreign currency contracts	4,655,753
Assets and liabilities in foreign currencies	75,417
Futures contracts	15,087,021
Swaps	3,693,722
TBA sale commitments	(1,882,335)
Total change in net unrealized appreciation (depreciation)		103,343,930
Net gain (loss)		(121,954,857)
Net increase (decrease) in net assets resulting from operations		$825,110,721
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$947,065,578	$957,786,283
Net realized gain (loss)	(225,298,787)	(352,552,630)
Change in net unrealized appreciation (depreciation)	103,343,930	1,067,422,222
Net increase (decrease) in net assets resulting from operations	825,110,721	1,672,655,875
Distributions to shareholders	(930,296,178)	(908,838,665)

Share transactions
Proceeds from sales of shares	1,775,318,071	145,313,379
Reinvestment of distributions	930,294,619	908,838,665
Cost of shares redeemed	(1,050,843,721)	(2,167,589,197)

Net increase (decrease) in net assets resulting from share transactions	1,654,768,969	(1,113,437,153)
Total increase (decrease) in net assets	1,549,583,512	(349,619,943)

Net Assets
Beginning of period	20,001,646,047	20,351,265,990
End of period	$21,551,229,559	$20,001,646,047

Other Information
Shares
Sold	195,910,828	16,654,811
Issued in reinvestment of distributions	102,808,501	102,487,820
Redeemed	(115,268,021)	(243,276,776)
Net increase (decrease)	183,451,308	(124,134,145)

Financial Highlights
Fidelity® SAI Total Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$8.83	$9.18	$10.67	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.426	.425	.389	.265	.283
Net realized and unrealized gain (loss)	(.057)	.318	(.355)	(1.421)	.011
Total from investment operations	.369	.743	.034	(1.156)	.294
Distributions from net investment income	(.419)	(.403)	(.384)	(.264)	(.263)
Distributions from net realized gain	-	-	-	(.070)	(.371)
Total distributions	(.419)	(.403)	(.384)	(.334)	(.634)
Net asset value, end of period	$9.12	$9.17	$8.83	$9.18	$10.67
Total Return C	4.16%	8.67%	.41%	(11.04)%	2.81%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29%	.29%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.29%	.29%	.30%	.30%	.30%
Expenses net of all reductions, if any	.29%	.29%	.30%	.30%	.30%
Net investment income (loss)	4.72%	4.79%	4.36%	2.68%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$21,551,230	$20,001,646	$20,351,266	$19,303,851	$17,906,211
Portfolio turnover rate F	214%	222%	204%	132%	180%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity SAI Total Bond Fund	$13,381

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$350,560,043
Gross unrealized depreciation	(1,057,796,058)
Net unrealized appreciation (depreciation)	$(707,236,015)
Tax Cost	$24,884,124,989

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,341,747
Capital loss carryforward	$(1,317,583,135)
Net unrealized appreciation (depreciation) on securities and other investments	$(727,295,264)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(407,524,009)
Long-term	(910,059,126)
Total capital loss carryforward	$(1,317,583,135)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$930,296,178	$908,838,665

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
Fidelity SAI Total Bond Fund	Wolfspeed New 2L Convertible Notes	886,111	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity SAI Total Bond Fund
Credit Risk
Swaps	(2,942,926)	2,281,370
Total Credit Risk	(2,942,926)	2,281,370
Foreign Exchange Risk
Forward Foreign Currency Contracts	(17,357,960)	4,655,753
Total Foreign Exchange Risk	(17,357,960)	4,655,753
Interest Rate Risk
Futures Contracts	(19,791,705)	15,087,021
Purchased Options	(3,004,057)	(1,481,231)
Written Options	908,519	-
Swaps	5,940,686	1,412,352
Total Interest Rate Risk	(15,946,557)	15,018,142
Totals	(36,247,443)	21,955,265

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Total Bond Fund	2,420,243,734

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	20,506,420,640	21,837,003,385
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Total Bond Fund	33

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Total Bond Fund	-	880,263	139,606

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Total Bond Fund	3,987
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Total Bond Fund	28,245
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Total Bond Fund	47,183	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $53,415.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	15%	85%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Total Bond Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Total Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 26.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $930,296,178 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887627.106
STB-ANN-1025
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Conservative Income Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 15.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.7%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	372,659	373,123
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,850,000	1,854,737
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	114,834	115,111
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	1,505,000	1,508,695
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	78,272	78,342
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	475,000	475,680
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	1,300,000	1,300,993
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	741,952	742,674
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	291,470	291,167
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	106,453	106,530
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9227% 5/17/2027 (c)(d)	420,718	420,982
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	584,192	585,653
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	519,028	519,936
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	894,561	896,130
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	720,000	722,707
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	1,505,000	1,508,629
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	24,357	24,435
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	1,205,000	1,207,190
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	336,079	336,295
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	311,490	311,645
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	41,148	41,174
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	160,352	160,740
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	481,519	482,469
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	500,000	499,887
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	25,162	25,174
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	133,015	133,130
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	49,057	49,079
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	180,000	180,686
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	355,000	355,601
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	480,000	481,248
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	915,000	917,718
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	241,911	243,142
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,730,000	1,746,876
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	13,833	13,837
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	765,000	766,691
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,532,000	1,537,077
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	1,020,000	1,023,512
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,690,000	1,696,487
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	107,303	107,836
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	1,155,000	1,156,830
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	1,200,000	1,200,450
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	50,285	50,433
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	765,000	767,099
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	987,439	989,233
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,600,000	1,570,670
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	656,880	657,860
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	1,500,000	1,502,941
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	660,000	661,355
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	6,427	6,425
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	352,829	353,737
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	300,840	301,369
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	1,460,134	1,462,922
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	47,355	47,371
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 4.7327% 3/16/2027 (c)(d)	150,911	150,954
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	618,062	618,625
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,465,000	1,466,633
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	1,478,000	1,479,007
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	550,000	554,682
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	2,200,000	2,212,287
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,206,582
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A2, U.S. 30-Day Avg. SOFR Index + 0.45%, 4.7927% 11/15/2028 (b)(c)(d)	1,600,000	1,598,464
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	975,000	976,608
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	1,360,000	1,363,990
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	659,510	660,877
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	1,320,000	1,321,648
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	982,130	985,943
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,500,000	1,502,432
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	256,840	257,259
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	225,966	226,318
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	101,640	101,696
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	990,244	992,919
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	21,873	21,881
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	300,461	300,848
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,260,000	1,264,469
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	820,000	822,549
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	221,453	221,800
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	688,526	689,242
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	870,000	872,597
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	444,634	445,039
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7727% 8/16/2027 (c)(d)	644,607	644,839
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	680,000	682,737
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,355,000	1,359,335
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	625,000	628,255
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	122,304	122,427
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	635,179	636,071
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	484,438	485,604
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	985,000	989,494
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	403,440	404,891
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	61,915	61,929
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0127% 2/15/2028 (b)(c)(d)	1,500,000	1,501,195
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	573,581	573,860
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	800,000	802,070
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	1,282,693	1,285,027
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	80,926	80,989
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	498,000	501,738
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	122,984	123,042
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	800,000	801,682
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	600,000	603,780
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	811,976	813,139
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	163,893	164,138
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	260,076	260,358
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	1,000,000	1,002,424
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,710,000	1,713,180
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	415,000	415,262
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	308,964	309,198
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	158,091	158,271
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,400,000	1,378,421
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	111,067	110,866
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	422,928	423,604
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.6927% 3/15/2027 (c)(d)	255,249	255,320
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,550,000	1,552,927
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	630,347	632,007
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	799,346	801,488
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	1,320,000	1,323,951
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8927% 3/20/2030 (c)(d)	1,675,000	1,677,756
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	339,473	340,575
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.815% 12/21/2026 (c)(d)	592,065	592,559
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	915,130	916,888
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	527,419	528,015
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,465,000	1,469,331
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,570,000	1,573,064
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	1,707,000	1,708,246
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,680,000	1,688,689
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	93,867	93,561
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	176,770	176,963
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	965,010	965,955
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	4,378	4,379
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7727% 2/16/2027 (c)	273,731	273,879
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	312,077	312,682
TOTAL UNITED STATES		92,813,123
TOTAL ASSET-BACKED SECURITIES (Cost $92,594,441)		92,813,123

Non-Convertible Corporate Bonds - 37.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	2,000,000	2,004,026
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	300,000	294,267
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.1108% 10/1/2026 (b)(c)(d)	1,575,000	1,578,695
		1,872,962
TOTAL AUSTRALIA		3,876,988
CANADA - 3.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 4.25% 12/1/2026	900,000	900,109
Financials - 3.0%
Banks - 3.0%
Bank of Montreal 0.949% 1/22/2027 (c)	960,000	946,649
Bank of Montreal 4.567% 9/10/2027 (c)	1,776,000	1,780,326
Bank of Montreal 5.92% 9/25/2025	1,000,000	1,000,870
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2342% 9/10/2027 (c)(d)	1,380,000	1,385,537
Bank of Nova Scotia/The 2.7% 8/3/2026	1,600,000	1,579,237
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9867% 1/27/2027 (b)(c)(d)	1,500,000	1,500,423
National Bank of Canada 4.95% 2/1/2028 (c)	1,466,000	1,479,715
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,700,000	1,711,257
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	1,400,000	1,403,198
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 5.1824% 3/27/2028 (c)(d)	1,300,000	1,304,173
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8301% 10/10/2025 (c)(d)	1,600,000	1,600,517
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9768% 12/17/2026 (c)(d)	1,900,000	1,906,013
		17,597,915
TOTAL CANADA		18,498,024
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	1,300,000	1,299,099
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	1,940,000	1,941,793

TOTAL DENMARK		3,240,892
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0571% 3/17/2028 (b)(c)(d)	1,520,000	1,525,304
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	550,000	536,705
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	1,000,000	986,883
Credit Agricole SA 5.589% 7/5/2026 (b)	1,500,000	1,515,518

TOTAL FRANCE		3,039,106
GERMANY - 2.0%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (b)(c)(d)	1,300,000	1,304,940
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9838% 7/31/2026 (b)(c)(d)	900,000	902,505
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1408% 4/1/2027 (b)(c)(d)	1,600,000	1,605,650
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,000,000	1,000,311
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1884% 3/20/2026 (b)(c)(d)	1,600,000	1,602,383
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.4137% 8/14/2026 (b)(c)(d)	1,279,000	1,282,146
		7,697,935
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,559,000	1,550,144
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	1,300,000	1,329,393
		2,879,537
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,000,000	998,429
TOTAL GERMANY		11,575,901
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,300,000	1,265,919
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	979,520
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	1,000,000	999,783
		1,979,303
TOTAL IRELAND		3,245,222
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,300,000	1,269,370
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	1,400,000	1,403,586

TOTAL ITALY		2,672,956
JAPAN - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.162% 4/3/2026 (b)	1,390,000	1,364,714
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
		1,565,983
Financials - 0.6%
Banks - 0.6%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	960,000	938,822
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,000,000	971,760
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,381,291
		3,291,873
TOTAL JAPAN		4,857,856
NETHERLANDS - 1.5%
Financials - 1.1%
Banks - 1.1%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1384% 9/18/2027 (b)(c)(d)	1,100,000	1,112,287
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(c)	1,400,000	1,396,994
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,102,891
ING Groep NV 1.726% 4/1/2027 (c)	1,300,000	1,280,651
ING Groep NV 6.083% 9/11/2027 (c)	1,600,000	1,626,912
		6,519,735
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,122,000	1,117,157
NXP BV / NXP Funding LLC 5.35% 3/1/2026	1,100,000	1,102,208
		2,219,365
TOTAL NETHERLANDS		8,739,100
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	1,500,000	1,527,938
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 1.305% 2/2/2027 (b)(c)	1,390,000	1,372,062
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,300,000	1,283,777
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,600,000	1,557,271
UBS Group AG 4.703% 8/5/2027 (b)(c)	910,000	912,550

TOTAL SWITZERLAND		5,125,660
UNITED KINGDOM - 2.9%
Financials - 2.6%
Banks - 2.6%
Barclays PLC 4.337% 1/10/2028	1,500,000	1,500,736
Barclays PLC 4.375% 1/12/2026	1,250,000	1,249,638
Barclays PLC 5.829% 5/9/2027 (c)	1,300,000	1,311,784
Barclays PLC 7.325% 11/2/2026 (c)	1,400,000	1,406,037
HSBC Holdings PLC 4.292% 9/12/2026 (c)	1,660,000	1,659,898
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,500,000	1,520,188
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	1,600,000	1,569,699
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.912% 8/7/2027 (c)(d)	500,000	504,598
NatWest Group PLC 1.642% 6/14/2027 (c)	1,300,000	1,272,447
NatWest Group PLC 5.847% 3/2/2027 (c)	1,500,000	1,510,652
NatWest Group PLC 7.472% 11/10/2026 (c)	1,950,000	1,960,409
		15,466,086
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	1,707,000	1,712,789
TOTAL UNITED KINGDOM		17,178,875
UNITED STATES - 22.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Sprint LLC 7.625% 3/1/2026	1,300,000	1,306,464
T-Mobile USA Inc 1.5% 2/15/2026	500,000	493,357
		1,799,821
Consumer Discretionary - 1.8%
Automobiles - 1.4%
American Honda Finance Corp 4.95% 1/9/2026	786,000	787,518
American Honda Finance Corp 5.8% 10/3/2025	1,000,000	1,001,007
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.9046% 5/11/2026 (c)(d)	1,400,000	1,402,505
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9966% 5/20/2026 (c)(d)	1,600,000	1,603,248
General Motors Financial Co Inc 5.25% 3/1/2026	1,300,000	1,302,197
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	742,633
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	1,380,000	1,387,219
		8,226,327
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	960,000	960,574
Ross Stores Inc 0.875% 4/15/2026	1,400,000	1,369,626
		2,330,200
TOTAL CONSUMER DISCRETIONARY		10,556,527

Consumer Staples - 1.2%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	1,760,000	1,760,229
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.45% 3/1/2027 (b)	643,000	646,878
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	1,433,000	1,437,130
		2,084,008
Food Products - 0.3%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,858,000	1,827,976
Tobacco - 0.2%
Altria Group Inc 4.4% 2/14/2026	1,250,000	1,248,844
TOTAL CONSUMER STAPLES		6,921,057

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.726% 2/26/2027 (c)(d)	1,435,000	1,436,526
Energy Transfer LP 5.95% 12/1/2025	670,000	670,589
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	1,300,000	1,308,137
Williams Cos Inc/The 5.4% 3/2/2026	400,000	401,868
		3,817,120
Financials - 15.1%
Banks - 7.9%
Bank of America Corp 1.658% 3/11/2027 (c)	1,200,000	1,182,959
Bank of America Corp 3.559% 4/23/2027 (c)	1,600,000	1,592,032
Citibank NA U.S. SOFR Index + 0.708%, 5.0618% 8/6/2026 (c)(d)	1,300,000	1,303,797
Citibank NA U.S. SOFR Index + 0.712%, 5.0665% 11/19/2027 (c)(d)	1,400,000	1,402,474
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	1,000,000	1,007,482
Citigroup Inc 1.122% 1/28/2027 (c)	700,000	690,595
Citigroup Inc 1.462% 6/9/2027 (c)	700,000	684,532
Citigroup Inc 5.61% 9/29/2026 (c)	1,650,000	1,651,178
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.497% 5/7/2028 (c)(d)	1,300,000	1,308,720
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (c)(d)	1,223,000	1,222,306
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,500,000	1,478,927
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	710,000	704,797
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	700,000	679,699
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,600,000	1,572,548
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	1,500,000	1,472,627
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	1,920,000	1,917,112
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	700,000	700,565
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0352% 10/15/2027 (c)(d)	1,400,000	1,403,917
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.5163% 10/30/2026 (c)(d)	900,000	906,383
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	1,700,000	1,704,666
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	1,500,000	1,501,302
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,500,000	1,508,588
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	850,000	871,273
Truist Bank 4.671% 5/20/2027 (c)	1,700,000	1,703,219
Truist Bank U.S. SOFR Index + 0.77%, 5.1236% 7/24/2028 (c)(d)	1,700,000	1,700,323
Truist Financial Corp 5.9% 10/28/2026 (c)	1,950,000	1,953,721
Truist Financial Corp 6.047% 6/8/2027 (c)	2,000,000	2,022,980
US Bancorp 5.727% 10/21/2026 (c)	1,376,000	1,378,083
US Bancorp 6.787% 10/26/2027 (c)	1,200,000	1,233,301
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	698,000	699,910
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.2628% 5/15/2028 (c)(d)	2,100,000	2,112,184
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,500,000	1,487,006
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,700,000	1,681,875
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	715,944
Wells Fargo & Co U.S. SOFR Index + 0.78%, 5.1336% 1/24/2028 (c)(d)	1,500,000	1,504,982
		46,662,007
Capital Markets - 4.2%
Athene Global Funding 1.608% 6/29/2026 (b)	1,250,000	1,222,646
Athene Global Funding 4.86% 8/27/2026 (b)	2,300,000	2,311,652
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1835% 1/7/2027 (b)(c)(d)	2,000,000	2,004,721
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	1,600,000	1,607,442
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	1,600,000	1,604,572
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 5.06% 4/20/2027 (c)(d)	2,000,000	2,004,471
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,700,000	1,684,546
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,805,000	1,776,915
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	1,200,000	1,165,860
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	1,119,000	1,129,671
Morgan Stanley 1.512% 7/20/2027 (c)	1,750,000	1,706,713
Morgan Stanley 1.593% 5/4/2027 (c)	1,930,000	1,894,042
Morgan Stanley 6.138% 10/16/2026 (c)	1,660,000	1,663,013
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.2054% 9/2/2027 (b)(c)(d)	1,700,000	1,701,684
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.8199% 11/25/2026 (c)(d)	831,000	832,102
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	699,000	703,568
		25,013,618
Consumer Finance - 1.1%
American Express Co 5.389% 7/28/2027 (c)	300,000	302,878
American Express Co 5.645% 4/23/2027 (c)	1,000,000	1,008,095
American Express Co 6.338% 10/30/2026 (c)	1,374,000	1,377,990
Toyota Motor Credit Corp 5.6% 9/11/2025	1,000,000	1,000,267
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	1,400,000	1,402,033
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1243% 8/7/2026 (c)(d)	1,309,000	1,314,810
		6,406,073
Financial Services - 0.8%
CNH Industrial Capital LLC 5.45% 10/14/2025	1,500,000	1,501,297
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,371,901
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6614% 9/25/2026 (b)(c)(d)	1,870,000	1,884,059
		4,757,257
Insurance - 1.1%
Brown & Brown Inc 4.6% 12/23/2026	515,000	517,414
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,400,000	1,359,141
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	947,000	952,478
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,172,371
Protective Life Global Funding 5.209% 4/14/2026 (b)	1,000,000	1,004,580
Trinity Acq PLC 4.4% 3/15/2026	1,600,000	1,598,005
		6,603,989
TOTAL FINANCIALS		89,442,944

Health Care - 0.6%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	1,500,000	1,494,907
Health Care Providers & Services - 0.2%
CVS Health Corp 5% 2/20/2026	1,390,000	1,393,244
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.8412% 2/20/2026 (c)(d)	654,000	654,972
TOTAL HEALTH CARE		3,543,123

Industrials - 0.5%
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,440,000	1,432,554
Machinery - 0.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0413% 10/16/2026 (c)(d)	1,300,000	1,305,581
TOTAL INDUSTRIALS		2,738,135

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,640,000	1,646,801
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,810,000	1,825,834
		3,472,635
Software - 0.6%
Oracle Corp 2.65% 7/15/2026	1,650,000	1,626,992
VMware LLC 1.4% 8/15/2026	1,700,000	1,652,908
		3,279,900
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	654,922
TOTAL INFORMATION TECHNOLOGY		7,407,457

Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	370,000	368,903
Real Estate - 0.3%
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	1,550,000	1,528,100
Specialized REITs - 0.0%
American Tower Corp 1.3% 9/15/2025	527,000	526,299
TOTAL REAL ESTATE		2,054,399

Utilities - 1.1%
Electric Utilities - 0.9%
DTE Electric Co 4.25% 5/14/2027	281,000	282,121
Eversource Energy 4.75% 5/15/2026	1,050,000	1,052,426
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	776,000	783,334
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	927,000	933,379
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	1,800,000	1,800,056
		4,851,316
Multi-Utilities - 0.2%
Dominion Energy Inc 1.45% 4/15/2026	1,500,000	1,473,556
TOTAL UTILITIES		6,324,872

TOTAL UNITED STATES		134,974,358
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $219,257,587)		220,078,180

Certificates of Deposit - 9.9%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.67% 7/22/2026 (c)(d)	4.67	2,500,000	2,500,182
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.67% 8/13/2026 (c)(d)	4.67	2,500,000	2,499,931
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.69% 10/10/2025 (c)(d)	4.69	2,000,000	2,000,518
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.69% 12/19/2025 (c)(d)	4.69	2,200,000	2,201,169
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.68% 12/31/2025 (c)(d)	4.68	2,000,000	2,001,073
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 9/23/2025 (c)(d)	4.69	2,000,000	2,000,384
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.72% 12/22/2025 (c)(d)	4.72	2,000,000	2,001,498
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.68% 8/21/2026 (c)(d)	4.68	2,500,000	2,499,973
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 0% 9/2/2026 (c)(d)	4.74	3,000,000	2,999,849
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.7% 7/23/2026 (c)(d)	4.70	2,500,000	2,499,906
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.72% 1/9/2026 (c)(d)	4.72	1,500,000	1,500,936
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.72% 9/9/2025 (c)(d)	4.72	1,800,000	1,800,148
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.74% 11/12/2025 (c)(d)	4.74	2,000,000	2,001,033
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 1/30/2026 (c)(d)	4.69	2,000,000	2,001,178
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 11/17/2025 (c)(d)	4.69	2,200,000	2,200,930
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 5/4/2026 (c)(d)	4.69	1,500,000	1,500,582
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.74% 5/8/2026 (c)(d)	4.74	1,000,000	1,000,726
State Street Bank & Trust Co U.S. SOFR Index + 0.27%, 4.61% 10/10/2025 (c)(d)	4.61	2,000,000	2,000,350
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.66% 11/17/2025 (c)(d)	4.66	2,200,000	2,200,753
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.69% 11/18/2025 (c)(d)	4.69	2,200,000	2,201,073
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.69% 7/24/2026 (c)(d)	4.69	2,500,000	2,499,989
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.71% 8/31/2026 (c)(d)	4.69	3,000,000	2,999,952
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.31%, 4.65% 11/4/2025 (c)(d)	4.65	1,000,000	1,000,331
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.69% 11/19/2025 (c)(d)	4.69	2,200,000	2,201,087
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.69% 12/3/2025 (c)(d)	4.69	2,000,000	2,001,165
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.71% 12/10/2025 (c)(d)	4.68	2,000,000	2,001,139
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 4/8/2026 (c)(d)	4.69	1,500,000	1,501,024
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.74% 4/15/2026 (c)(d)	4.74	1,000,000	1,000,986
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.768% 10/2/2026 (c)(d)	4.77	1,500,000	1,500,672
TOTAL CERTIFICATES OF DEPOSIT (Cost $58,300,000)			58,318,537

Commercial Paper - 4.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.45%, 4.78% 4/8/2026 (c)(d)	4.78	1,500,000	1,501,896
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.73% 11/21/2025 (c)(d)	4.73	2,200,000	2,201,084
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.76% 10/17/2025 (c)(d)	4.74	2,000,000	2,000,710
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.87% 7/7/2026 (c)(d)	4.87	2,500,000	2,499,882
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.89% 4/30/2026 (c)(d)	4.89	1,000,000	1,001,257
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.64% 2/6/2026 (c)(d)	4.64	1,500,000	1,500,569
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.64% 4/2/2026 (c)(d)	4.64	2,500,000	2,500,374
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.72% 11/26/2025 (c)(d)	4.72	2,000,000	2,000,840
National Bank of Canada U.S. SOFR Index + 0.25%, 4.59% 12/17/2025 (c)(d)	4.59	2,000,000	2,000,439
National Bank of Canada U.S. SOFR Index + 0.33%, 4.67% 8/14/2026 (c)(d)	4.67	2,500,000	2,499,974
National Bank of Canada yankee 4.31% 1/16/2026	4.50	2,000,000	1,967,619
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.71% 10/3/2025 (c)(d)	4.71	2,000,000	2,000,499
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.81% 4/27/2026 (c)(d)	4.81	1,000,000	1,001,213
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.74% 4/10/2026 (c)(d)	4.74	1,000,000	1,001,079
TOTAL COMMERCIAL PAPER (Cost $25,667,196)			25,677,435

U.S. Treasury Obligations - 18.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025	4.28	28,000,000	27,901,529
US Treasury Bills 0% 10/30/2025	4.29	5,000,000	4,966,573
US Treasury Bills 0% 11/6/2025	4.21	20,000,000	19,852,334
US Treasury Bills 0% 12/11/2025	4.24	30,000,000	29,666,917
US Treasury Notes 3.5% 9/30/2026	4.08 to 4.36	22,000,000	21,918,359
US Treasury Notes 4.25% 1/31/2026	4.17 to 5.02	4,500,000	4,501,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $108,697,026)			108,807,540

Money Market Funds - 15.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $90,203,374)	4.36	90,185,337	90,203,374

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $594,719,624)	595,898,189
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(5,284,283)
NET ASSETS - 100.0%	590,613,906

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,800,791 or 16.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,341,494	276,079,122	254,217,242	3,242,688	-	-	90,203,374	90,185,337	0.2%
Total	68,341,494	276,079,122	254,217,242	3,242,688	-	-	90,203,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	92,813,123	-	92,813,123	-

Non-Convertible Corporate Bonds
Communication Services	3,365,804	-	3,365,804	-
Consumer Discretionary	18,254,462	-	18,254,462	-
Consumer Staples	6,921,057	-	6,921,057	-
Energy	4,717,229	-	4,717,229	-
Financials	154,906,238	-	154,906,238	-
Health Care	6,254,341	-	6,254,341	-
Industrials	2,738,135	-	2,738,135	-
Information Technology	9,626,822	-	9,626,822	-
Materials	2,241,865	-	2,241,865	-
Real Estate	2,054,399	-	2,054,399	-
Utilities	8,997,828	-	8,997,828	-

Certificates of Deposit	58,318,537	-	58,318,537	-

Commercial Paper	25,677,435	-	25,677,435	-

U.S. Treasury Obligations	108,807,540	-	108,807,540	-

Money Market Funds	90,203,374	90,203,374	-	-
Total Investments in Securities:	595,898,189	90,203,374	505,694,815	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $504,516,250)	$505,694,815
Fidelity Central Funds (cost $90,203,374)	90,203,374

Total Investment in Securities (cost $594,719,624)		$595,898,189
Cash		1,009,405
Receivable for fund shares sold		998,412
Interest receivable		2,922,782
Distributions receivable from Fidelity Central Funds		312,756
Total assets		601,141,544
Liabilities
Payable for investments purchased	$10,078,220
Payable for fund shares redeemed	448,921
Distributions payable	497
Total liabilities		10,527,638
Net Assets		$590,613,906
Net Assets consist of:
Paid in capital		$589,034,266
Total accumulated earnings (loss)		1,579,640
Net Assets		$590,613,906
Net Asset Value, offering price and redemption price per share ($590,613,906 ÷ 58,785,291 shares)		$10.05
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$21,232,055
Income from Fidelity Central Funds		3,242,688
Total income		24,474,743
Expenses
Independent trustees' fees and expenses	$1,241
Total expenses		1,241
Net Investment income (loss)		24,473,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	676,780
Total net realized gain (loss)		676,780
Change in net unrealized appreciation (depreciation) on investment securities		(34,650)
Net gain (loss)		642,130
Net increase (decrease) in net assets resulting from operations		$25,115,632
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,473,502	$20,781,629
Net realized gain (loss)	676,780	480,709
Change in net unrealized appreciation (depreciation)	(34,650)	1,397,170
Net increase (decrease) in net assets resulting from operations	25,115,632	22,659,508
Distributions to shareholders	(24,861,263)	(20,766,577)

Share transactions
Proceeds from sales of shares	283,642,165	202,970,988
Reinvestment of distributions	24,852,856	20,756,806
Cost of shares redeemed	(165,357,062)	(116,420,506)

Net increase (decrease) in net assets resulting from share transactions	143,137,959	107,307,288
Total increase (decrease) in net assets	143,392,328	109,200,219

Net Assets
Beginning of period	447,221,578	338,021,359
End of period	$590,613,906	$447,221,578

Other Information
Shares
Sold	28,254,371	20,256,692
Issued in reinvestment of distributions	2,475,175	2,071,782
Redeemed	(16,473,621)	(11,624,987)
Net increase (decrease)	14,255,925	10,703,487

Financial Highlights
Fidelity Flex® Conservative Income Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.99	$9.97	$10.03	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.480	.545	.458	.083	.053
Net realized and unrealized gain (loss)	.021	.051	.015	(.062)	(.006)
Total from investment operations	.501	.596	.473	.021	.047
Distributions from net investment income	(.483)	(.546)	(.453)	(.080)	(.055)
Distributions from net realized gain	(.008)	-	-	(.001)	(.002)
Total distributions	(.491)	(.546)	(.453)	(.081)	(.057)
Net asset value, end of period	$10.05	$10.04	$9.99	$9.97	$10.03
Total Return C	5.10%	6.11%	4.84%	.22%	.47%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.02%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.79%	5.45%	4.60%	.83%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$590,614	$447,222	$338,021	$269,089	$212,866
Portfolio turnover rate G	71%	72%	55%	60%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,191,601
Gross unrealized depreciation	(13,037)
Net unrealized appreciation (depreciation)	$1,178,564
Tax Cost	$594,719,625

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$147,886
Undistributed long-term capital gain	$253,190
Net unrealized appreciation (depreciation) on securities and other investments	$1,178,564

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$24,672,414	$ 20,766,577
Long-term Capital Gains	$188,849	$-
Total	$24,861,263	$ 20,766,577

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	300,849,371	191,038,590

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Conservative Income Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Conservative Income Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $407,892, or, if subsequently determined to be different, the net capital gain of such year.

A total of 18.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,046,218 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 97.09% and 10.72% of the short-term capital gain dividends distributed in October and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $24,672,414 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887609.107
ZCI-ANN-1025
Fidelity® SAI Enhanced Core Bond Fund

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Enhanced Core Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Ally Auto Receivables Trust Series 2022-3 Class A4, 5.07% 10/16/2028	221,000	222,151
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	1,500,000	1,555,431
American Express Credit Account Master Trust Series 2025-5 Class A, 4.51% 7/15/2032	2,200,000	2,244,630
BMW Vehicle Owner Trust Series 2023-A Class A4, 5.25% 11/26/2029	79,000	80,285
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	500,000	503,587
CarMax Auto Owner Trust Series 2023-1 Class A4, 4.65% 1/16/2029	221,000	222,334
CarMax Auto Owner Trust Series 2023-2 Class A4, 5.01% 11/15/2028	567,000	572,812
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	250,000	251,593
CarMax Auto Owner Trust Series 2024-1 Class A4, 4.94% 8/15/2029	250,000	254,233
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	597,000	604,047
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	225,000	226,767
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	1,000,000	1,103,487
DRIVE Series 2025-1 Class A3, 4.73% 9/15/2032	1,750,000	1,761,580
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	525,000	524,676
Ford Credit Auto Owner Trust Series 2023-A Class A4, 4.56% 12/15/2028	250,000	251,471
Ford Credit Auto Owner Trust Series 2024-C Class A4, 4.11% 7/15/2030	400,000	401,260
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,500,000	1,521,974
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A4, 4.43% 10/16/2028	400,000	401,417
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class B, 4.82% 10/16/2028	500,000	502,929
GM Financial Leasing Trust Series 2024-1 Class A4, 5.09% 2/22/2028	270,000	271,818
Harley-Davidson Motorcycle Trust Series 2024-A Class A4, 5.29% 12/15/2031	180,000	184,613
Honda Auto Receivables Owner Trust Series 2023-1 Class A4, 4.97% 6/21/2029	100,000	100,675
Honda Auto Receivables Owner Trust Series 2024-1 Class A4, 5.17% 5/15/2030	120,000	122,085
Hyundai Auto Receivables Trust Series 2023-A Class A4, 4.48% 7/17/2028	108,000	108,234
Hyundai Auto Receivables Trust Series 2023-B Class A4, 5.31% 8/15/2029	75,000	76,310
John Deere Owner Trust Series 2024-C Class A4, 4.15% 8/15/2031	45,000	45,198
John Deere Owner Trust Series 2025-A Class A3, 4.23% 9/17/2029	245,000	246,273
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4, 6.01% 1/15/2031	800,000	831,338
Nissan Auto Lease Trust Series 2024-A Class A4, 4.97% 9/15/2028	700,000	704,305
Nissan Auto Receivables Owner Trust Series 2023-A Class A4, 4.85% 6/17/2030	500,000	504,547
PSNH Funding LLC 3 Series 2018-1 Class A3, 3.814% 2/1/2035	500,000	488,159
Santander Drive Auto Receivables Trust Series 2022-3 Class C, 4.49% 8/15/2029	585,150	585,450
Santander Drive Auto Receivables Trust Series 2022-4 Class C, 5% 11/15/2029	250,000	251,302
Santander Drive Auto Receivables Trust Series 2023-5 Class B, 6.16% 12/17/2029	150,000	152,741
Synchrony Card Issuance Trust Series 2023-A1 Class A, 5.54% 7/15/2029	1,500,000	1,516,691
Synchrony Card Issuance Trust Series 2024-A2 Class A, 4.93% 7/15/2030	2,160,000	2,195,655
Synchrony Card Issuance Trust Series 2025-A1 Class A, 4.78% 2/15/2031	2,000,000	2,034,580
Synchrony Card Issuance Trust Series 2025-A2 Class A, 4.49% 5/15/2031	1,000,000	1,012,425
Verizon Master Trust Series 2024-3 Class B, 5.54% 4/22/2030	100,000	101,865
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	500,000	510,745
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	630,000	635,961
World Omni Auto Trust Series 2024-C Class A4, 4.44% 5/15/2030	130,000	130,974
TOTAL UNITED STATES		26,018,608
TOTAL ASSET-BACKED SECURITIES (Cost $25,842,044)		26,018,608

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Truist Bank 4.42% 7/24/2028 (b) (Cost $2,500,000)	2,500,000	2,507,515

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
BANK Series 2018-BN12 Class AS, 4.4733% 5/15/2061 (b)	665,000	656,317
BANK Series 2019-BN20 Class A3, 3.011% 9/15/2062	350,000	327,204
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	350,000	327,488
BANK Series 2019-BN22 Class A4, 2.978% 11/15/2062	160,000	150,860
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	800,000	737,869
BANK Series 2020-BN25 Class AS, 2.841% 1/15/2063	355,000	325,946
BANK Series 2021-BN35 Class AS, 2.457% 6/15/2064	360,000	312,156
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	230,000	225,350
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	1,298,420	1,372,885
BBCMS Mortgage Trust Series 2023-C19 Class A2B, 5.753% 4/15/2056	350,000	357,951
BBCMS Mortgage Trust Series 2025-5C33 Class AS, 6.168% 3/15/2058	400,000	419,356
Benchmark Mortgage Trust Series 2019-B14 Class A4, 2.7946% 12/15/2062	400,000	376,196
Benchmark Mortgage Trust Series 2019-B15 Class A5, 2.928% 12/15/2072	450,000	420,045
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,400,000	1,219,541
Benchmark Mortgage Trust Series 2021-B23 Class A5, 2.07% 2/15/2054	1,500,000	1,302,172
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	1,500,000	1,332,372
Benchmark Mortgage Trust Series 2021-B29 Class A3, 2.284% 9/15/2054	710,000	655,275
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	500,000	465,027
Benchmark Mortgage Trust Series 2024-V10 Class AS, 5.7253% 9/15/2057 (b)	145,000	149,354
Benchmark Mortgage Trust Series 2024-V6 Class AS, 6.3843% 3/15/2057	420,000	440,632
Benchmark Mortgage Trust Series 2024-V9 Class AS, 6.0641% 8/15/2057 (b)	650,000	677,542
BMO Mortgage Trust Series 2023-5C2 Class A3, 7.2963% 11/15/2056 (b)	500,000	537,552
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050	400,000	392,255
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A4, 2.832% 8/10/2049	214,594	210,926
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	200,000	196,876
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5, 3.4578% 11/15/2050	450,000	435,152
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052	175,000	164,425
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A3, 2.5608% 3/15/2053	250,000	226,682
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3, 2.8048% 3/15/2054	150,000	135,838
Fannie Mae Guaranteed REMIC Series 2021-M11 Class A2, 1.5056% 3/25/2031 (b)	200,000	172,896
Fannie Mae Guaranteed REMIC Series 2024-M5 Class 1A2C, 4.45% 8/25/2034	1,500,000	1,478,744
Fannie Mae Mortgage pass-thru certificates Series 2020-M42 Class A2, 1.27% 7/25/2030	250,000	219,580
Fannie Mae-Aces Series 2021-M1 Class A2, 1.433% 11/25/2030 (b)	150,000	130,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class AM, 3.85% 5/25/2028	465,000	462,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K154 Class A3, 3.459% 11/25/2032	250,000	235,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1512 Class A3, 3.059% 4/25/2034	750,000	671,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K115 Class A1, 0.743% 11/25/2029	89,110	83,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	700,000	618,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,000,000	889,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K147 Class A1, 3.39% 2/25/2032	408,303	396,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-162 Class A2, 5.15% 12/25/2033	1,500,000	1,573,335
GS Mortgage Securities Trust Series 2017-GS5 Class A4, 3.674% 3/10/2050	400,000	394,225
GS Mortgage Securities Trust Series 2017-GS7 Class A4, 3.43% 8/10/2050	270,000	263,609
GS Mortgage Securities Trust Series 2017-GS8 Class A4, 3.469% 11/10/2050	800,000	783,559
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	100,000	98,254
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052	413,000	403,906
GS Mortgage Securities Trust Series 2019-GC39 Class A4, 3.567% 5/10/2052	200,000	191,101
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	400,000	351,944
GS Mortgage Securities Trust Series 2021-GSA3 Class A5, 2.6183% 12/15/2054	195,000	171,740
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3, 3.1413% 12/15/2049	300,000	293,565
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A5, 3.6939% 3/15/2050	350,000	343,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A5, 2.86% 9/15/2049	900,000	881,704
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5, 3.102% 11/15/2049	450,000	439,797
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A4, 3.049% 11/15/2049	500,000	489,157
Morgan Stanley Capital I Trust Series 2017-H1 Class A5, 3.53% 6/15/2050	450,000	442,441
UBS Commercial Mortgage Trust Series 2017-C3 Class A4, 3.426% 8/15/2050	150,000	146,096
UBS Commercial Mortgage Trust Series 2018-C10 Class A4, 4.3134% 5/15/2051	350,000	347,722
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	100,000	98,010
UBS Commercial Mortgage Trust Series 2019-C17 Class A4, 2.921% 10/15/2052	150,000	141,141
Wells Fargo Commercial Mortgage Trust Series 2017-C39 Class A5, 3.418% 9/15/2050	500,000	487,955
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	250,000	236,531
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5, 2.626% 4/15/2054	500,000	448,972
TOTAL UNITED STATES		28,940,846
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,536,349)		28,940,846

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
HUNGARY - 0.1%
Hungary Government 5.5% 3/26/2036 (c)	600,000	589,781
Hungary Government 6% 9/26/2035 (c)	750,000	768,518
Hungary Government 7.625% 3/29/2041	1,000,000	1,153,820
TOTAL HUNGARY		2,512,119
ISRAEL - 0.2%
Israel Government 2.75% 7/3/2030	2,500,000	2,290,844
Israel Government 5.75% 3/12/2054	1,000,000	924,230
TOTAL ISRAEL		3,215,074
MEXICO - 0.4%
United Mexican States 4.75% 4/27/2032	3,000,000	2,892,000
United Mexican States 5.85% 7/2/2032	1,500,000	1,531,500
United Mexican States 6% 5/7/2036	1,000,000	1,003,000
United Mexican States 6.625% 1/29/2038	300,000	307,500
TOTAL MEXICO		5,734,000
PANAMA - 0.2%
Panamanian Republic 3.16% 1/23/2030	2,500,000	2,302,500
Panamanian Republic 6.4% 2/14/2035	1,300,000	1,307,800
TOTAL PANAMA		3,610,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,591,714)		15,071,493

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California - 0.1%
General Obligations - 0.1%
State of California 7.55% 4/1/2039 (Cost $1,657,631)	1,400,000	1,678,789
TOTAL MUNICIPAL SECURITIES (Cost $1,657,631)		1,678,789

Non-Convertible Corporate Bonds - 32.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.0%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Finance Ltd 4.9% 5/19/2028	2,800,000	2,835,743
Woodside Finance Ltd 5.7% 5/19/2032	1,100,000	1,136,714
		3,972,457
Financials - 0.7%
Banks - 0.7%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028	2,500,000	2,530,462
Westpac Banking Corp 4.11% 7/24/2034 (b)	4,000,000	3,915,048
Westpac Banking Corp 4.322% 11/23/2031 (b)	800,000	797,001
Westpac Banking Corp 6.82% 11/17/2033	3,575,000	3,972,588
		11,215,099
Materials - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings PLC 3.375% 11/1/2028	1,000,000	963,149
AngloGold Ashanti Holdings PLC 3.75% 10/1/2030	500,000	473,128
		1,436,277
TOTAL AUSTRALIA		16,623,833
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd 5.8% 4/1/2035	350,000	362,899
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,350,000	1,397,250
CANADA - 2.8%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	500,000	509,668
Enbridge Inc 4.6% 6/20/2028	439,000	443,689
Enbridge Inc 4.9% 6/20/2030	2,300,000	2,348,030
Suncor Energy Inc 6.8% 5/15/2038	1,500,000	1,622,580
TransCanada PipeLines Ltd 4.625% 3/1/2034	4,250,000	4,096,583
TransCanada PipeLines Ltd 6.2% 10/15/2037	500,000	527,150
TransCanada PipeLines Ltd 7.25% 8/15/2038	500,000	567,866
TransCanada PipeLines Ltd 7.625% 1/15/2039	750,000	879,498
		10,995,064
Financials - 2.0%
Banks - 1.1%
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (b)	2,000,000	2,064,557
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	1,000,000	1,018,417
Royal Bank of Canada 4.498% 8/6/2029 (b)	2,500,000	2,522,415
Royal Bank of Canada 4.65% 10/18/2030 (b)	1,500,000	1,512,801
Toronto Dominion Bank 3.625% 9/15/2031 (b)	3,450,000	3,416,453
Toronto Dominion Bank 4.574% 6/2/2028	2,000,000	2,023,217
Toronto Dominion Bank 5.146% 9/10/2034 (b)	3,600,000	3,634,330
		16,192,190
Capital Markets - 0.3%
Brookfield Finance Inc 4.35% 4/15/2030	750,000	749,489
Brookfield Finance Inc 4.85% 3/29/2029	200,000	203,306
Brookfield Finance Inc 5.675% 1/15/2035	2,640,000	2,728,934
Brookfield Finance Inc 6.35% 1/5/2034	1,300,000	1,405,597
		5,087,326
Insurance - 0.6%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	1,000,000	1,021,286
Fairfax Financial Holdings Ltd 6.5% 5/20/2055 (c)	1,690,000	1,739,223
Manulife Financial Corp 4.061% 2/24/2032 (b)	7,000,000	6,928,523
		9,689,032
TOTAL FINANCIALS		30,968,548

Industrials - 0.0%
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	250,000	247,726
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.4% 6/21/2034	1,000,000	1,018,685
Metals & Mining - 0.0%
Kinross Gold Corp 6.25% 7/15/2033	750,000	810,356
TOTAL MATERIALS		1,829,041

TOTAL CANADA		44,040,379
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA 4.875% 6/12/2028	200,000	202,588
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.986% 6/29/2041	1,750,000	1,297,788
TotalEnergies Capital International SA 3.461% 7/12/2049	1,000,000	703,278

TOTAL FRANCE		2,001,066
GERMANY - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	1,400,000	1,654,594
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	1,025,000	1,225,472
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	1,500,000	1,494,998
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	1,500,000	1,512,334
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	750,000	762,134
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	1,000,000	1,024,568
Deutsche Bank AG/New York NY 5.414% 5/10/2029	3,450,000	3,590,321
		8,384,355
TOTAL GERMANY		11,264,421
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	950,000	977,274
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	950,000	994,639
		1,971,913
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	75,000	76,955
TOTAL IRELAND		2,048,868
JAPAN - 1.1%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Honda Motor Co Ltd 4.436% 7/8/2028	4,500,000	4,528,137
Honda Motor Co Ltd 4.688% 7/8/2030	1,300,000	1,311,967
		5,840,104
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	1,250,000	1,125,019
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	2,250,000	2,095,025
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	1,000,000	962,450
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	2,448,000	2,476,167
Sumitomo Mitsui Financial Group Inc 4.66% 7/8/2031 (b)	2,800,000	2,832,299
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	2,000,000	2,072,089
Sumitomo Mitsui Financial Group Inc 5.71% 1/13/2030	750,000	791,252
		12,354,301
TOTAL JAPAN		18,194,405
LUXEMBOURG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.55% 11/29/2027	2,000,000	2,086,528
MEXICO - 0.4%
Communication Services - 0.4%
Media - 0.0%
Grupo Televisa SAB 6.125% 1/31/2046	750,000	603,750
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 2.875% 5/7/2030	1,500,000	1,398,285
America Movil SAB de CV 3.625% 4/22/2029	2,000,000	1,946,360
America Movil SAB de CV 5% 1/20/2033	2,000,000	2,013,200
America Movil SAB de CV 6.125% 3/30/2040	350,000	369,033
		5,726,878
TOTAL MEXICO		6,330,628
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Arab Community Center for Economic & Social Service 4.125% 6/30/2028	1,750,000	1,758,260
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ING Groep NV 4.05% 4/9/2029	1,500,000	1,488,532
ING Groep NV 5.066% 3/25/2031 (b)	1,750,000	1,791,791
ING Groep NV 5.335% 3/19/2030 (b)	2,750,000	2,838,455
		6,118,778
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,019,000	1,021,150
TOTAL NETHERLANDS		7,139,928
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	100,000	95,900
SPAIN - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 7.045% 6/20/2036	500,000	556,753
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 1.722% 9/14/2027 (b)	2,200,000	2,140,173
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,036,788
Banco Santander SA 5.552% 3/14/2028 (b)	1,400,000	1,424,860
Banco Santander SA 5.565% 1/17/2030	600,000	625,937
Banco Santander SA 6.033% 1/17/2035	1,000,000	1,061,447
		7,289,205
TOTAL SPAIN		7,845,958
UNITED KINGDOM - 3.8%
Communication Services - 0.1%
Media - 0.1%
RELX Capital Inc 4.75% 3/27/2030	1,000,000	1,021,470
Consumer Staples - 0.3%
Beverages - 0.0%
Diageo Investment Corp 4.25% 5/11/2042	500,000	432,589
Tobacco - 0.3%
BAT Capital Corp 6.25% 8/15/2055	1,000,000	1,008,617
BAT Capital Corp 7.079% 8/2/2043	2,500,000	2,773,228
		3,781,845
TOTAL CONSUMER STAPLES		4,214,434

Financials - 2.9%
Banks - 2.6%
Barclays PLC 3.564% 9/23/2035 (b)	1,000,000	934,310
Barclays PLC 5.088% 6/20/2030 (b)	1,750,000	1,774,894
Barclays PLC 7.119% 6/27/2034 (b)	6,675,000	7,381,676
HSBC Holdings PLC 3.973% 5/22/2030 (b)	5,500,000	5,412,826
HSBC Holdings PLC 4.583% 6/19/2029 (b)	1,000,000	1,007,061
HSBC Holdings PLC 4.755% 6/9/2028 (b)	625,000	629,642
HSBC Holdings PLC 5.13% 3/3/2031 (b)	1,750,000	1,792,681
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,250,000	1,284,958
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	5,000,000	4,925,365
Lloyds Banking Group PLC 4.55% 8/16/2028	1,250,000	1,262,595
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	500,000	507,071
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	750,000	770,883
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	1,100,000	1,150,694
NatWest Group PLC 4.445% 5/8/2030 (b)	7,000,000	7,022,881
NatWest Group PLC 5.115% 5/23/2031 (b)	1,000,000	1,024,375
NatWest Group PLC 6.475% 6/1/2034 (b)	1,950,000	2,048,107
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	1,000,000	987,489
Santander UK Group Holdings PLC 5.694% 4/15/2031 (b)	475,000	495,565
		40,413,073
Capital Markets - 0.3%
Marex Group PLC 5.829% 5/8/2028	2,650,000	2,686,026
Marex Group PLC 6.404% 11/4/2029	1,875,000	1,932,397
		4,618,423
TOTAL FINANCIALS		45,031,496

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca Finance LLC 1.75% 5/28/2028	1,025,000	969,512
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,900,000	6,568,021
		7,537,533
Industrials - 0.0%
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (c)	750,000	765,827
TOTAL UNITED KINGDOM		58,570,760
UNITED STATES - 21.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
AT&T Inc 3.85% 6/1/2060	700,000	480,610
AT&T Inc 5.15% 11/15/2046	950,000	869,435
		1,350,045
Entertainment - 0.0%
Netflix Inc 5.4% 8/15/2054	700,000	682,318
Interactive Media & Services - 0.2%
Alphabet Inc 1.9% 8/15/2040	1,750,000	1,170,439
Alphabet Inc 5.25% 5/15/2055	1,500,000	1,461,101
		2,631,540
Media - 0.1%
Fox Corp 4.709% 1/25/2029	1,200,000	1,213,691
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.375% 4/15/2029	1,000,000	968,298
TOTAL COMMUNICATION SERVICES		6,845,892

Consumer Discretionary - 0.8%
Automobiles - 0.5%
American Honda Finance Corp 4.45% 10/22/2027	1,000,000	1,007,593
American Honda Finance Corp 4.55% 7/9/2027	1,800,000	1,813,027
Ford Motor Co 4.346% 12/8/2026	1,250,000	1,243,348
General Motors Co 5.35% 4/15/2028	1,250,000	1,278,133
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	970,194
General Motors Financial Co Inc 5.35% 1/7/2030	500,000	511,360
		6,823,655
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp 3.5% 8/18/2026	1,250,000	1,238,064
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,023,802
Las Vegas Sands Corp 6% 8/15/2029	1,000,000	1,038,594
		3,300,460
Household Durables - 0.0%
Whirlpool Corp 4.75% 2/26/2029	750,000	740,502
Leisure Products - 0.0%
Hasbro Inc 3.9% 11/19/2029	500,000	487,910
Hasbro Inc 6.05% 5/14/2034	250,000	260,178
		748,088
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 5.1% 3/11/2030	750,000	766,535
Tapestry Inc 5.5% 3/11/2035	1,000,000	1,010,837
		1,777,372
TOTAL CONSUMER DISCRETIONARY		13,390,077

Consumer Staples - 0.9%
Beverages - 0.0%
Coca-Cola Co/The 1.65% 6/1/2030	250,000	224,383
Consumer Staples Distribution & Retail - 0.1%
Kroger Co/The 5.65% 9/15/2064	850,000	797,433
Walmart Inc 2.5% 9/22/2041	500,000	352,382
		1,149,815
Food Products - 0.2%
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (c)	1,750,000	1,755,774
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)	500,000	502,496
Tyson Foods Inc 4.35% 3/1/2029	1,000,000	1,000,367
		3,258,637
Household Products - 0.0%
Procter & Gamble Co/The 4.55% 10/24/2034	250,000	251,269
Tobacco - 0.6%
Altria Group Inc 3.4% 2/4/2041	2,550,000	1,912,833
Altria Group Inc 3.875% 9/16/2046	1,250,000	930,625
Altria Group Inc 4.8% 2/14/2029	750,000	761,917
Philip Morris International Inc 2.1% 5/1/2030	750,000	682,325
Philip Morris International Inc 4.375% 4/30/2030	1,500,000	1,508,372
Philip Morris International Inc 4.875% 2/13/2029	1,250,000	1,276,553
Philip Morris International Inc 5.125% 11/17/2027	1,900,000	1,940,296
Philip Morris International Inc 5.125% 2/15/2030	750,000	776,156
Philip Morris International Inc 6.375% 5/16/2038	400,000	442,896
		10,231,973
TOTAL CONSUMER STAPLES		15,116,077

Energy - 1.8%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	1,000,000	778,344
Oil, Gas & Consumable Fuels - 1.8%
Enterprise Products Operating LLC 4.6% 1/15/2031	2,500,000	2,522,564
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	1,525,000	1,508,972
EOG Resources Inc 4.4% 7/15/2028	3,300,000	3,331,922
EQT Corp 7% 2/1/2030 (d)	2,000,000	2,175,187
EQT Corp 7.5% 6/1/2027 (c)	6,000,000	6,109,777
Exxon Mobil Corp 3.567% 3/6/2045	350,000	268,376
HF Sinclair Corp 5.5% 9/1/2032	3,000,000	3,010,163
Kinder Morgan Inc 4.8% 2/1/2033	500,000	494,288
MPLX LP 4.5% 4/15/2038	1,050,000	936,294
MPLX LP 6.2% 9/15/2055	2,200,000	2,137,957
Shell International Finance BV 3.125% 11/7/2049	250,000	166,591
Shell International Finance BV 6.375% 12/15/2038	1,750,000	1,950,841
Targa Resources Corp 4.9% 9/15/2030	351,000	356,371
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	1,400,000	1,316,142
Williams Cos Inc/The 4.625% 6/30/2030	707,000	710,720
Williams Cos Inc/The 5.3% 9/30/2035	1,500,000	1,501,307
		28,497,472
TOTAL ENERGY		29,275,816

Financials - 7.3%
Banks - 3.3%
Bank of America Corp 2.482% 9/21/2036 (b)	2,500,000	2,162,782
Bank of America Corp 3.846% 3/8/2037 (b)	3,000,000	2,770,766
Bank of America Corp 4.623% 5/9/2029 (b)	1,250,000	1,264,100
Bank of America Corp 7.75% 5/14/2038	650,000	781,747
Citigroup Inc 3.52% 10/27/2028 (b)	1,250,000	1,231,107
Citigroup Inc 3.668% 7/24/2028 (b)	2,650,000	2,620,561
Citigroup Inc 3.98% 3/20/2030 (b)	4,000,000	3,949,981
Citigroup Inc 4.643% 5/7/2028 (b)	1,000,000	1,005,562
Citigroup Inc 5.592% 11/19/2034 (b)	750,000	766,414
Citigroup Inc 8.125% 7/15/2039	3,250,000	4,104,253
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	200,000	208,009
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	4,000,000	3,734,197
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	1,250,000	1,236,467
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	1,500,000	1,470,561
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	2,750,000	2,820,446
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	2,000,000	2,040,014
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	1,500,000	1,574,768
PNC Bank NA 4.429% 7/21/2028 (b)	2,000,000	2,007,540
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	3,250,000	3,198,165
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	400,000	406,485
Santander Holdings USA Inc 5.353% 9/6/2030 (b)	1,250,000	1,284,085
Santander Holdings USA Inc 5.473% 3/20/2029 (b)	3,000,000	3,071,093
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	200,000	207,849
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	500,000	524,792
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	750,000	788,807
Truist Financial Corp 5.435% 1/24/2030 (b)	200,000	207,333
Truist Financial Corp 7.161% 10/30/2029 (b)	1,125,000	1,221,012
US Bancorp 2.491% 11/3/2036 (b)	400,000	344,202
US Bancorp 4.967% 7/22/2033 (b)	1,000,000	993,395
US Bancorp 5.083% 5/15/2031 (b)	1,250,000	1,284,285
US Bancorp 6.787% 10/26/2027 (b)	750,000	770,814
Wells Fargo & Co 3.526% 3/24/2028 (b)	1,250,000	1,236,672
Wells Fargo & Co 3.584% 5/22/2028 (b)	2,000,000	1,978,536
		53,266,800
Capital Markets - 1.4%
Ares Capital Corp 7% 1/15/2027	1,250,000	1,287,996
Blue Owl Capital Corp 3.4% 7/15/2026	1,000,000	987,816
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (b)	2,000,000	1,943,101
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (b)	1,000,000	976,469
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	1,500,000	1,535,659
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (b)	2,000,000	2,064,872
Intercontinental Exchange Inc 5.2% 6/15/2062	1,500,000	1,374,216
LPL Holdings Inc 4.9% 4/3/2028	1,000,000	1,012,726
LPL Holdings Inc 5.2% 3/15/2030	1,500,000	1,534,511
LPL Holdings Inc 6% 5/20/2034	1,000,000	1,033,245
Main Street Capital Corp 5.4% 8/15/2028	2,000,000	2,007,063
Morgan Stanley 2.475% 1/21/2028 (b)	2,000,000	1,952,253
Morgan Stanley 5.23% 1/15/2031 (b)	750,000	774,149
S&P Global Inc 2.7% 3/1/2029	850,000	813,409
State Street Corp 3.031% 11/1/2034 (b)	3,000,000	2,814,760
		22,112,245
Consumer Finance - 1.6%
Ally Financial Inc 5.548% 7/31/2033 (b)	1,600,000	1,608,854
Ally Financial Inc 5.737% 5/15/2029 (b)	136,000	139,660
Ally Financial Inc 6.992% 6/13/2029 (b)	1,800,000	1,904,957
American Express Co 4.351% 7/20/2029 (b)	2,700,000	2,713,923
American Express Co 5.016% 4/25/2031 (b)	1,054,000	1,083,012
American Express Co 5.389% 7/28/2027 (b)	1,000,000	1,009,592
Capital One Financial Corp 5.247% 7/26/2030 (b)	200,000	205,678
Capital One Financial Corp 5.7% 2/1/2030 (b)	1,700,000	1,762,237
Capital One Financial Corp 6.183% 1/30/2036 (b)	250,000	257,864
Ford Motor Credit Co LLC 3.815% 11/2/2027	4,700,000	4,574,051
Ford Motor Credit Co LLC 5.113% 5/3/2029	1,500,000	1,479,311
Ford Motor Credit Co LLC 5.303% 9/6/2029	500,000	496,425
Ford Motor Credit Co LLC 7.35% 11/4/2027	700,000	728,695
John Deere Capital Corp 4.5% 1/16/2029	1,000,000	1,015,804
Synchrony Financial 5.019% 7/29/2029 (b)	1,800,000	1,812,661
Synchrony Financial 5.935% 8/2/2030 (b)	1,500,000	1,553,515
Synchrony Financial 6% 7/29/2036 (b)	2,650,000	2,678,450
		25,024,689
Financial Services - 0.6%
Blue Owl Technology Finance Corp 6.1% 3/15/2028 (c)	750,000	759,388
Enact Holdings Inc 6.25% 5/28/2029	3,600,000	3,756,622
Essent Group Ltd 6.25% 7/1/2029	750,000	786,660
Fidelity National Information Services Inc 1.65% 3/1/2028	1,000,000	942,132
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,700,000	1,733,251
Visa Inc 4.3% 12/14/2045	1,000,000	865,214
		8,843,267
Insurance - 0.4%
Arthur J Gallagher & Co 6.75% 2/15/2054	750,000	819,043
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	2,450,000	1,860,447
Brown & Brown Inc 4.2% 3/17/2032	500,000	478,898
Brown & Brown Inc 4.7% 6/23/2028	628,000	634,015
Brown & Brown Inc 4.9% 6/23/2030	1,284,000	1,299,980
Chubb INA Holdings LLC 4.65% 8/15/2029	250,000	254,887
Fidelity National Financial Inc/US 4.5% 8/15/2028	1,000,000	1,002,543
		6,349,813
TOTAL FINANCIALS		115,596,814

Health Care - 1.3%
Biotechnology - 0.3%
AbbVie Inc 4.875% 3/15/2030	1,500,000	1,545,334
Amgen Inc 3.2% 11/2/2027	500,000	490,615
Gilead Sciences Inc 5.1% 6/15/2035	1,400,000	1,419,785
Gilead Sciences Inc 5.25% 10/15/2033	2,000,000	2,077,618
Gilead Sciences Inc 5.55% 10/15/2053	450,000	440,159
		5,973,511
Health Care Providers & Services - 0.5%
Cencora Inc 4.85% 12/15/2029	1,000,000	1,022,796
CommonSpirit Health 5.318% 12/1/2034	1,250,000	1,262,472
CVS Health Corp 1.3% 8/21/2027	450,000	424,906
CVS Health Corp 6.2% 9/15/2055	2,000,000	1,968,511
HCA Inc 4.125% 6/15/2029	1,000,000	990,423
HCA Inc 5.25% 3/1/2030	500,000	516,678
Quest Diagnostics Inc 4.625% 12/15/2029	250,000	253,850
Sabra Health Care LP 3.9% 10/15/2029	1,000,000	966,852
		7,406,488
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co 4.9% 2/22/2029	250,000	256,789
Johnson & Johnson 4.8% 6/1/2029	250,000	258,067
Novartis Capital Corp 2.2% 8/14/2030	250,000	229,401
Royalty Pharma PLC 5.15% 9/2/2029	2,600,000	2,670,640
Royalty Pharma PLC 5.4% 9/2/2034	500,000	506,362
Royalty Pharma PLC 5.9% 9/2/2054	2,950,000	2,831,440
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,250,000	1,242,717
		7,995,416
TOTAL HEALTH CARE		21,375,415

Industrials - 1.5%
Aerospace & Defense - 0.3%
Boeing Co 7.008% 5/1/2064	1,000,000	1,107,983
General Dynamics Corp 4.95% 8/15/2035	700,000	707,389
Huntington Ingalls Industries Inc 5.353% 1/15/2030	2,500,000	2,576,486
		4,391,858
Air Freight & Logistics - 0.1%
United Parcel Service Inc 4.65% 10/15/2030	1,500,000	1,532,894
Building Products - 0.1%
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	750,000	781,936
Johnson Controls International plc 4.625% 7/2/2044 (d)	100,000	86,749
		868,685
Commercial Services & Supplies - 0.3%
Republic Services Inc 2.3% 3/1/2030	1,000,000	924,464
Republic Services Inc 5% 11/15/2029	750,000	775,146
Waste Management Inc 3.875% 1/15/2029	3,250,000	3,224,558
		4,924,168
Construction & Engineering - 0.3%
MasTec Inc 5.9% 6/15/2029	3,950,000	4,125,901
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	550,000	457,443
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	500,000	468,330
3M Co 3.05% 4/15/2030	750,000	712,937
Honeywell International Inc 4.7% 2/1/2030	300,000	305,707
		1,486,974
Machinery - 0.2%
Caterpillar Inc 5.2% 5/15/2035	1,000,000	1,024,632
Cummins Inc 4.7% 2/15/2031	900,000	914,374
Cummins Inc 5.3% 5/9/2035	2,000,000	2,043,197
		3,982,203
Passenger Airlines - 0.1%
Delta Air Lines Inc equipment trust certificate 2% 12/10/2029	1,051,546	992,550
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/2029	691,457	707,830
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	373,188	383,757
		2,084,137
Professional Services - 0.0%
Equifax Inc 4.8% 9/15/2029	500,000	508,229
TOTAL INDUSTRIALS		24,362,492

Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.4%
Corning Inc 5.45% 11/15/2079	1,750,000	1,588,131
Dell International LLC / EMC Corp 8.1% 7/15/2036	1,500,000	1,816,440
Flex Ltd 4.875% 6/15/2029	2,200,000	2,224,449
TD SYNNEX Corp 1.75% 8/9/2026	200,000	195,039
		5,824,059
IT Services - 0.3%
IBM Corporation 1.7% 5/15/2027	1,250,000	1,202,855
IBM Corporation 2.85% 5/15/2040	500,000	370,077
IBM Corporation 3.5% 5/15/2029	1,500,000	1,470,579
IBM Corporation 4.7% 2/19/2046	1,250,000	1,100,399
		4,143,910
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 4.75% 7/15/2030	324,000	326,953
Micron Technology Inc 4.663% 2/15/2030	1,000,000	1,006,093
Micron Technology Inc 6.05% 11/1/2035	3,500,000	3,677,338
		5,010,384
Software - 1.4%
AppLovin Corp 5.125% 12/1/2029	1,850,000	1,892,035
AppLovin Corp 5.375% 12/1/2031	500,000	515,190
AppLovin Corp 5.5% 12/1/2034	1,000,000	1,020,707
AppLovin Corp 5.95% 12/1/2054	4,800,000	4,670,994
Cadence Design Systems Inc 4.3% 9/10/2029	1,000,000	1,007,245
Oracle Corp 6.125% 7/8/2039	1,500,000	1,567,374
Oracle Corp 6.125% 8/3/2065	2,750,000	2,669,766
Oracle Corp 6.9% 11/9/2052	6,500,000	7,037,406
Roper Technologies Inc 2.95% 9/15/2029	1,000,000	954,039
VMware LLC 1.8% 8/15/2028	1,750,000	1,636,737
		22,971,493
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc 2.375% 2/8/2041	750,000	525,170
Apple Inc 3.2% 5/11/2027	250,000	247,438
Western Digital Corp 2.85% 2/1/2029	2,500,000	2,348,229
		3,120,837
TOTAL INFORMATION TECHNOLOGY		41,070,683

Materials - 0.3%
Chemicals - 0.2%
Albemarle Corp 5.05% 6/1/2032	250,000	244,700
EIDP Inc 4.8% 5/15/2033	750,000	750,268
EIDP Inc 5.125% 5/15/2032	1,500,000	1,539,016
Sherwin-Williams Co/The 2.95% 8/15/2029	1,250,000	1,188,490
		3,722,474
Containers & Packaging - 0.1%
WRKCo Inc 4% 3/15/2028	1,000,000	995,163
TOTAL MATERIALS		4,717,637

Real Estate - 1.6%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.375% 4/15/2026	2,750,000	2,755,792
VICI Properties LP 4.95% 2/15/2030	2,000,000	2,022,417
		4,778,209
Health Care REITs - 0.6%
Omega Healthcare Investors Inc 3.625% 10/1/2029	2,000,000	1,914,110
Omega Healthcare Investors Inc 5.2% 7/1/2030	2,000,000	2,028,828
Ventas Realty LP 5.1% 7/15/2032	1,000,000	1,023,226
Ventas Realty LP 5.625% 7/1/2034	500,000	517,170
Welltower OP LLC 2.05% 1/15/2029	1,250,000	1,168,925
Welltower OP LLC 4.5% 7/1/2030	2,300,000	2,321,246
		8,973,505
Office REITs - 0.0%
Kilroy Realty LP 5.875% 10/15/2035	539,000	536,458
Real Estate Management & Development - 0.0%
Extra Space Storage LP 3.9% 4/1/2029	350,000	344,529
Residential REITs - 0.0%
Camden Property Trust 3.15% 7/1/2029	750,000	720,615
Retail REITs - 0.3%
Realty Income Corp 4% 7/15/2029	1,400,000	1,389,941
Simon Property Group LP 4.375% 10/1/2030	3,000,000	3,007,662
		4,397,603
Specialized REITs - 0.4%
American Tower Corp 3.95% 3/15/2029	2,200,000	2,177,278
American Tower Corp 5.2% 2/15/2029	250,000	257,093
Crown Castle Inc 5.6% 6/1/2029	1,000,000	1,038,931
Public Storage Operating Co 4.375% 7/1/2030	3,000,000	3,018,736
		6,492,038
TOTAL REAL ESTATE		26,242,957

Utilities - 3.2%
Electric Utilities - 2.7%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	5,000,000	4,847,447
Avangrid Inc 3.8% 6/1/2029	1,200,000	1,179,581
CenterPoint Energy Houston Electric LLC 5.15% 3/1/2034	500,000	507,947
Commonwealth Edison Co 2.2% 3/1/2030	1,500,000	1,378,184
Duke Energy Corp 3.25% 1/15/2082 (b)	5,100,000	4,919,295
Duke Energy Progress LLC 6.3% 4/1/2038	500,000	546,040
Edison International 5.25% 11/15/2028	1,250,000	1,262,156
Edison International 5.45% 6/15/2029	650,000	657,166
Edison International 6.95% 11/15/2029	950,000	1,008,051
Entergy Corp 7.125% 12/1/2054 (b)	1,500,000	1,562,180
Entergy Louisiana LLC 3.1% 6/15/2041	1,250,000	927,629
Entergy Tex Inc 5.25% 4/15/2035	750,000	763,108
Evergy Inc 6.65% 6/1/2055 (b)	500,000	507,308
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	3,150,000	3,035,552
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	700,000	706,615
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	200,000	192,886
NSTAR Electric Co 4.85% 3/1/2030	2,000,000	2,048,168
PacifiCorp 4.1% 2/1/2042	1,000,000	800,100
PacifiCorp 4.15% 2/15/2050	2,400,000	1,818,287
PacifiCorp 5.1% 2/15/2029	500,000	512,100
PacifiCorp 6% 1/15/2039	2,500,000	2,577,384
PacifiCorp 6.25% 10/15/2037	750,000	793,202
PacifiCorp 7.375% 9/15/2055 (b)	650,000	674,480
Public Service Co of Colorado 5.35% 5/15/2034	1,750,000	1,780,878
Southern California Edison Co 5.3% 3/1/2028	1,750,000	1,788,691
Southern California Edison Co 5.85% 11/1/2027	1,250,000	1,287,742
Southern Co/The 3.75% 9/15/2051 (b)	2,075,000	2,043,682
Wisconsin Electric Power Co 5% 5/15/2029	1,250,000	1,288,542
		41,414,401
Gas Utilities - 0.1%
Atmos Energy Corp 5.75% 10/15/2052	250,000	248,479
National Fuel Gas Co 2.95% 3/1/2031	1,000,000	910,024
National Fuel Gas Co 5.5% 3/15/2030	750,000	774,892
		1,933,395
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 6.125% 4/1/2036	1,000,000	1,078,127
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	1,000,000	1,024,078
Dominion Energy Inc 6.625% 5/15/2055 (b)	1,000,000	1,024,412
NiSource Inc 5.4% 6/30/2033	1,150,000	1,183,412
NiSource Inc 6.95% 11/30/2054 (b)	625,000	649,868
Sempra 4.125% 4/1/2052 (b)	500,000	484,578
Sempra 6.625% 4/1/2055 (b)	500,000	501,387
		5,945,862
TOTAL UTILITIES		49,293,658

TOTAL UNITED STATES		347,287,518
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $519,716,903)		527,251,189

U.S. Government Agency - Mortgage Securities - 37.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 37.7%
Fannie Mae 5.5% 1/1/2055	18,366,429	18,480,780
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	546,788	503,598
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	587,620	540,103
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	3,635,040	3,337,691
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	679,374	564,609
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,131,304	5,095,560
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	17,112,640	14,221,850
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	121,509	101,096
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,964,592	1,634,561
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	3,944,424	3,707,463
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	788,791	741,404
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	446,384	419,847
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	1,959,896	1,840,931
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	2,958,586	2,779,000
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	3,906,635	3,247,919
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	3,489,030	3,337,864
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	2,068,454	1,795,848
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	744,080	718,701
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	479,974	463,753
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	903,430	870,923
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	7,722,443	7,431,904
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,118,139	4,071,346
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	350,306	346,762
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	297,430	294,421
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,377,487	2,345,272
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	788,391	778,201
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	9,468,224	9,342,886
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	4,299,221	4,336,253
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	3,860,825	3,945,579
Freddie Mac Gold Pool 1.5% 10/1/2050	3,479,637	2,645,270
Freddie Mac Gold Pool 2% 10/1/2036	1,244,239	1,142,459
Freddie Mac Gold Pool 2% 6/1/2036	2,199,986	2,022,088
Freddie Mac Gold Pool 2.5% 1/1/2037	635,388	596,622
Freddie Mac Gold Pool 3% 5/1/2037	1,659,919	1,588,002
Freddie Mac Gold Pool 3% 5/1/2051	1,755,390	1,524,044
Freddie Mac Gold Pool 4.5% 1/1/2053	859,638	830,319
Freddie Mac Gold Pool 4.5% 11/1/2053	922,701	890,077
Freddie Mac Gold Pool 4.5% 11/1/2054	6,834,653	6,577,515
Freddie Mac Gold Pool 4.5% 5/1/2054	3,466,278	3,335,867
Freddie Mac Gold Pool 4.5% 7/1/2053	702,013	677,192
Freddie Mac Gold Pool 4.5% 9/1/2053	431,803	416,535
Freddie Mac Gold Pool 5.5% 1/1/2054	437,690	441,460
Freddie Mac Gold Pool 5.5% 1/1/2055	2,430,053	2,444,909
Freddie Mac Gold Pool 5.5% 12/1/2053	1,306,896	1,318,153
Freddie Mac Gold Pool 5.5% 3/1/2054	3,580,731	3,609,336
Freddie Mac Gold Pool 5.5% 7/1/2053	583,000	588,204
Freddie Mac Gold Pool 6% 12/1/2054	881,739	901,095
Freddie Mac Gold Pool 6% 3/1/2054	1,121,278	1,147,645
Freddie Mac Gold Pool 6% 7/1/2054	371,703	380,675
Freddie Mac Non Gold Pool 6% 5/1/2055 (e)	2,877,891	2,944,067
Ginnie Mae I Pool 6% 11/20/2052	248,221	255,372
Ginnie Mae II Pool 2% 10/20/2050	1,684,277	1,379,379
Ginnie Mae II Pool 2% 11/20/2050	3,667,844	3,004,442
Ginnie Mae II Pool 2% 12/20/2050	1,283,237	1,050,837
Ginnie Mae II Pool 2% 8/20/2050	8,839,036	7,243,085
Ginnie Mae II Pool 2% 9/20/2050	10,720,856	8,785,129
Ginnie Mae II Pool 2.5% 1/20/2050	475,002	406,520
Ginnie Mae II Pool 2.5% 10/20/2050	608,148	519,140
Ginnie Mae II Pool 2.5% 11/20/2050	8,283,003	7,070,704
Ginnie Mae II Pool 2.5% 12/20/2050	244,160	208,233
Ginnie Mae II Pool 2.5% 5/20/2051	1,611,195	1,373,870
Ginnie Mae II Pool 2.5% 7/20/2050	5,634,466	4,815,089
Ginnie Mae II Pool 2.5% 8/20/2050	10,249,936	8,750,826
Ginnie Mae II Pool 3% 4/20/2051	702,005	623,085
Ginnie Mae II Pool 3.5% 10/1/2055 (e)	2,350,000	2,133,209
Ginnie Mae II Pool 3.5% 9/1/2055 (e)	4,700,000	4,277,616
Ginnie Mae II Pool 4% 10/1/2055 (e)	36,350,000	33,889,618
Ginnie Mae II Pool 4% 9/1/2055 (e)	67,700,000	63,133,527
Ginnie Mae II Pool 5% 10/1/2055 (e)	3,000,000	2,965,650
Ginnie Mae II Pool 5% 12/20/2054	2,928,051	2,897,596
Ginnie Mae II Pool 5% 3/20/2055	2,971,915	2,941,003
Ginnie Mae II Pool 5% 9/1/2055 (e)	6,000,000	5,935,987
Ginnie Mae II Pool 5.5% 11/20/2054	9,967,960	10,045,776
Ginnie Mae II Pool 6% 10/1/2055 (e)	4,475,000	4,560,093
Ginnie Mae II Pool 6% 9/1/2055 (e)	7,975,000	8,134,124
Ginnie Mae II Pool 6.5% 9/1/2055 (e)	4,000,000	4,115,934
Uniform Mortgage Backed Securities 1.5% 9/1/2040 (e)	850,000	759,235
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	23,925,000	18,999,816
Uniform Mortgage Backed Securities 2% 9/1/2040 (e)	1,600,000	1,467,937
Uniform Mortgage Backed Securities 2% 9/1/2055 (e)	49,850,000	39,580,122
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	34,000,000	28,230,625
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (e)	68,000,000	56,453,281
Uniform Mortgage Backed Securities 3% 9/1/2055 (e)	20,000,000	17,328,124
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	17,550,000	15,850,530
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (e)	24,700,000	22,317,801
Uniform Mortgage Backed Securities 4% 9/1/2040 (e)	15,000,000	14,732,813
Uniform Mortgage Backed Securities 4% 9/1/2055 (e)	29,000,000	27,066,289
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (e)	5,000,000	4,809,375
Uniform Mortgage Backed Securities 5% 9/1/2055 (e)	5,290,000	5,217,056
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (e)	5,000,000	5,029,297
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	3,625,000	3,700,615
Uniform Mortgage Backed Securities 6% 9/1/2055 (e)	14,625,000	14,942,637
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (e)	4,250,000	4,403,896
TOTAL UNITED STATES		604,722,952
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $599,499,518)		604,722,952

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 5.625% 7/15/2037	1,250,000	1,370,858
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 4.375% 8/1/2034	1,500,000	1,497,375
Tennessee Valley Authority 4.625% 9/15/2060	150,000	129,499
Tennessee Valley Authority 5.25% 2/1/2055	2,500,000	2,419,392
Tennessee Valley Authority 6.15% 1/15/2038	500,000	573,242
		4,619,508
TOTAL UNITED STATES		5,990,366
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,985,816)		5,990,366

U.S. Treasury Obligations - 37.9%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 8/15/2049	4.63 to 5.11	35,000,000	21,598,828
US Treasury Bonds 2.875% 5/15/2043	4.51 to 5.03	21,000,000	16,060,078
US Treasury Bonds 3.125% 5/15/2048	4.69 to 5.15	42,500,000	31,823,535
US Treasury Bonds 4.125% 8/15/2044	4.86 to 4.88	8,900,000	8,084,746
US Treasury Bonds 4.375% 5/15/2040	4.58 to 4.82	12,500,000	12,162,109
US Treasury Bonds 4.5% 11/15/2054	4.50 to 5.00	45,000,000	42,006,446
US Treasury Bonds 4.625% 11/15/2044	4.64 to 5.02	42,000,000	40,743,281
US Treasury Bonds 4.75% 11/15/2043	4.87	1,750,000	1,733,799
US Treasury Notes 0.625% 8/15/2030	3.79	10,000,000	8,617,578
US Treasury Notes 0.75% 8/31/2026	3.84 to 4.11	50,000,000	48,490,625
US Treasury Notes 2.875% 5/15/2028	3.67 to 4.01	51,000,000	50,061,680
US Treasury Notes 3.5% 9/30/2026	3.89 to 4.09	25,000,000	24,907,227
US Treasury Notes 3.75% 8/15/2027	3.68 to 4.04	45,000,000	45,089,649
US Treasury Notes 4% 1/31/2031	3.90 to 4.26	27,000,000	27,320,625
US Treasury Notes 4% 4/30/2032	4.03	5,000,000	5,028,906
US Treasury Notes 4.125% 11/15/2032	4.21 to 4.26	4,000,000	4,044,688
US Treasury Notes 4.125% 11/30/2031	3.91	1,750,000	1,775,976
US Treasury Notes 4.125% 2/28/2027	3.80	10,000,000	10,057,031
US Treasury Notes 4.125% 3/31/2032	3.95 to 4.22	18,750,000	19,002,686
US Treasury Notes 4.125% 5/31/2032	3.99	2,500,000	2,531,515
US Treasury Notes 4.25% 1/31/2030	3.93 to 4.05	14,300,000	14,636,832
US Treasury Notes 4.25% 5/15/2035	4.23	3,000,000	3,009,375
US Treasury Notes 4.375% 12/31/2029	3.80	10,000,000	10,283,203
US Treasury Notes 4.375% 5/15/2034	4.18 to 4.44	62,500,000	63,720,703
US Treasury Notes 4.375% 8/31/2028	3.72	10,000,000	10,221,094
US Treasury Notes 4.5% 5/31/2029	3.71 to 4.10	55,000,000	56,662,891
US Treasury Notes 4.625% 5/31/2031	3.84 to 4.19	27,000,000	28,144,336
US Treasury Notes 4.75% 2/15/2045	4.87	700,000	689,608
TOTAL U.S. TREASURY OBLIGATIONS (Cost $606,429,043)			608,509,050

Money Market Funds - 11.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $181,211,509)	4.36	181,175,274	181,211,509

TOTAL INVESTMENT IN SECURITIES - 124.8% (Cost $1,985,970,527)	2,001,902,317
NET OTHER ASSETS (LIABILITIES) - (24.8)%	(397,386,065)
NET ASSETS - 100.0%	1,604,516,252

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(1,550,000)	(1,268,862)
Ginnie Mae II Pool 2.5% 9/1/2055	(1,540,000)	(1,311,770)
Ginnie Mae II Pool 3.5% 9/1/2055	(4,700,000)	(4,277,616)
Ginnie Mae II Pool 4% 9/1/2055	(67,700,000)	(63,133,527)
Ginnie Mae II Pool 5% 9/1/2055	(6,000,000)	(5,935,987)
Ginnie Mae II Pool 6% 9/1/2055	(5,950,000)	(6,068,720)
Uniform Mortgage Backed Securities 2% 9/1/2055	(35,525,000)	(28,206,296)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(68,000,000)	(56,453,281)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(17,550,000)	(15,857,385)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(5,000,000)	(4,809,375)
Uniform Mortgage Backed Securities 6% 9/1/2055	(10,250,000)	(10,472,618)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(197,795,437)

TOTAL TBA SALE COMMITMENTS (Proceeds $196,552,200)		(197,795,437)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,598,693 or 0.9% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	405,649,680	224,438,171	3,225,659	-	-	181,211,509	181,175,274	0.3%
Total	-	405,649,680	224,438,171	3,225,659	-	-	181,211,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	26,018,608	-	26,018,608	-

Bank Notes
Financials	2,507,515	-	2,507,515	-

Commercial Mortgage Securities	28,940,846	-	28,940,846	-

Foreign Government and Government Agency Obligations	15,071,493	-	15,071,493	-

Municipal Securities
General Obligations	1,678,789	-	1,678,789	-

Non-Convertible Corporate Bonds
Communication Services	16,409,337	-	16,409,337	-
Consumer Discretionary	20,455,653	-	20,455,653	-
Consumer Staples	19,330,511	-	19,330,511	-
Energy	46,340,303	-	46,340,303	-
Financials	241,051,668	-	241,051,668	-
Health Care	28,912,948	-	28,912,948	-
Industrials	26,850,250	-	26,850,250	-
Information Technology	42,091,833	-	42,091,833	-
Materials	10,069,483	-	10,069,483	-
Real Estate	26,242,957	-	26,242,957	-
Utilities	49,496,246	-	49,496,246	-

U.S. Government Agency - Mortgage Securities	604,722,952	-	604,722,952	-

U.S. Government Agency Obligations
Financials	1,370,858	-	1,370,858	-
Utilities	4,619,508	-	4,619,508	-

U.S. Treasury Obligations	608,509,050	-	608,509,050	-

Money Market Funds	181,211,509	181,211,509	-	-
Total Investments in Securities:	2,001,902,317	181,211,509	1,820,690,808	-
Other Financial Instruments:

TBA Sale Commitments	(197,795,437)	-	(197,795,437)	-
Total Other Financial Instruments:	(197,795,437)	-	(197,795,437)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,804,759,018)	$1,820,690,808
Fidelity Central Funds (cost $181,211,509)	181,211,509

Total Investment in Securities (cost $1,985,970,527)		$2,001,902,317
Receivable for TBA sale commitments		196,552,200
Receivable for fund shares sold		270,198
Interest receivable		13,413,443
Distributions receivable from Fidelity Central Funds		690,555
Prepaid expenses		17,296
Receivable from investment adviser for expense reductions		94,937
Total assets		2,212,940,946
Liabilities
TBA sale commitments, at value	$197,795,437
Payable for investments purchased on a delayed delivery basis	409,952,770
Payable for fund shares redeemed	186,100
Distributions payable	52,109
Accrued management fee	257,787
Other payables and accrued expenses	180,491
Total liabilities		608,424,694
Net Assets		$1,604,516,252
Net Assets consist of:
Paid in capital		$1,588,007,394
Total accumulated earnings (loss)		16,508,858
Net Assets		$1,604,516,252
Net Asset Value, offering price and redemption price per share ($1,604,516,252 ÷ 159,455,521 shares)		$10.06
Statement of Operations
For the period March 18, 2025 (commencement of operations) through August 31, 2025
Investment Income
Interest		$17,509,132
Income from Fidelity Central Funds		3,225,659
Total income		20,734,791
Expenses
Management fee	$887,096
Custodian fees and expenses	7,911
Independent trustees' fees and expenses	726
Registration fees	148,768
Audit fees	71,315
Legal	62
Miscellaneous	570
Total expenses before reductions	1,116,448
Expense reductions	(445,256)
Total expenses after reductions		671,192
Net Investment income (loss)		20,063,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(63,509)
Total net realized gain (loss)		(63,509)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,931,790
TBA sale commitments	(1,243,237)
Total change in net unrealized appreciation (depreciation)		14,688,553
Net gain (loss)		14,625,044
Net increase (decrease) in net assets resulting from operations		$34,688,643
Statement of Changes in Net Assets

For the period March 18, 2025 (commencement of operations) through August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,063,599
Net realized gain (loss)	(63,509)
Change in net unrealized appreciation (depreciation)	14,688,553
Net increase (decrease) in net assets resulting from operations	34,688,643
Distributions to shareholders	(18,179,125)

Share transactions
Proceeds from sales of shares	1,584,971,591
Reinvestment of distributions	18,081,766
Cost of shares redeemed	(15,046,623)

Net increase (decrease) in net assets resulting from share transactions	1,588,006,734
Total increase (decrease) in net assets	1,604,516,252

Net Assets
Beginning of period	-
End of period	$1,604,516,252

Other Information
Shares
Sold	159,149,184
Issued in reinvestment of distributions	1,806,980
Redeemed	(1,500,643)
Net increase (decrease)	159,455,521

Financial Highlights
Fidelity® SAI Enhanced Core Bond Fund

Years ended August 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.202
Net realized and unrealized gain (loss)	.041
Total from investment operations	.243
Distributions from net investment income	(.183)
Total distributions	(.183)
Net asset value, end of period	$10.06
Total Return D,E	2.45%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24% H,I
Expenses net of fee waivers, if any	.15 % H
Expenses net of all reductions, if any	.15% H
Net investment income (loss)	4.47% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,604,516
Portfolio turnover rate J	180 % K

AFor the period March 18, 2025 (commencement of operations) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Enhanced Core Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,637,657
Gross unrealized depreciation	(2,652,391)
Net unrealized appreciation (depreciation)	$15,985,266
Tax Cost	$1,984,673,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$523,592
Net unrealized appreciation (depreciation) on securities and other investments	$15,985,266

The tax character of distributions paid was as follows:

August 31, 2025A
Ordinary Income	$18,179,125
Total	$18,179,125

A For the period March 18, 2025 (commencement of operations) through August 31,2025.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Enhanced Core Bond Fund	2,067,548,131	1,318,810,301
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Enhanced Core Bond Fund	241
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $441,836.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,420.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Enhanced Core Bond Fund	84%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Enhanced Core Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Enhanced Core Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations, statement of changes in net assets, and financial highlights for the period from March 18, 2025 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 18, 2025 (commencement of operations) through August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 37.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,179,125 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Enhanced Core Bond Fund

At its January 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that the fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered FMR's research-driven systematic investment approach, which is used for existing Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that FMR may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total gross and net (after reflecting the agreement by FMR referred to in the next paragraph) expense ratios of the fund ranked below the competitive medians of the similar sales load structure group.
Other Contractual Arrangements. The Board also noted that FMR has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 15 basis points through December 31, 2026.
Based on its review, the Board concluded that the fund's management fee and projected total net expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 2026.

1.9918577.100
ECB-ANN-1025
Fidelity® Intermediate Bond Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 12.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2038 (b)(c)(d)	2,193,300	2,188,864
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	7,202,000	7,202,058
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	8,500,000	8,512,606
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	5,321,000	5,315,408
TOTAL BAILIWICK OF JERSEY		23,218,936
GRAND CAYMAN (UK OVERSEAS TER) - 4.0%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 5.3224% 10/17/2037 (b)(c)(d)	1,700,000	1,696,178
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	4,407,192	4,401,683
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	5,627,000	5,653,126
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	14,927,537	14,927,537
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.3352% 4/20/2034 (b)(c)(d)	12,740,000	12,739,873
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2035 (b)(c)(d)	13,300,000	13,321,214
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	8,750,000	8,749,939
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	5,695,000	5,705,114
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	8,184,000	8,189,999
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	5,033,000	5,041,556
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	10,126,000	10,126,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	17,426,000	17,426,000
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.3652% 11/16/2034 (b)(c)(d)	6,467,585	6,471,640
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	266,916	259,565
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5454% 7/27/2031 (b)(c)(d)	2,542,208	2,545,991
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	8,203,000	8,210,678
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	8,952,000	8,963,835
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	8,783,000	8,807,469
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	12,680,000	12,682,866
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	1,320,736	1,322,321
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	4,056,086	4,058,528
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	4,777,000	4,787,710
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.5092% 7/15/2030 (b)(c)(d)	2,528,114	2,529,310
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,140,502	1,107,051
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	1,143,000	898,720
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	7,174,000	7,182,924
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		177,806,827
UNITED STATES - 8.3%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,976,603	2,048,445
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,751,989	1,815,667
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,642,985	1,683,815
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	203,161	201,129
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,696,534	1,622,946
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,707,447	2,549,350
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,275,288	2,332,230
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,209,172
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	175,388	172,571
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	861,000	878,415
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,600,000	1,620,783
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,141,609	2,018,533
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,250,000	1,267,406
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	910,439	876,470
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (b)	278,738	275,952
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	642,062	638,244
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	34,776	34,735
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (b)	1,500,000	1,548,438
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,754,187
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,298,137
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,730,836
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,028,000	2,044,251
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	7,226,450	7,001,835
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	529,000	535,131
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	546,000	558,970
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,427,000	3,460,431
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	7,226,720	7,166,342
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/2048 (b)	4,670,228	4,664,424
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	13,150,000	13,203,422
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,156,026	1,173,266
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	5,914,000	5,997,509
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,139,000	2,157,194
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	5,650,000	5,743,182
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,144,000	1,165,371
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	10,932,000	10,942,812
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	7,600,000	7,591,024
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,362,309
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	11,603,000	11,808,733
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	7,988,000	8,266,069
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,176,000	7,348,909
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,857,335
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	8,539,000	8,694,670
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	5,501,000	5,580,829
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	6,710,000	6,808,297
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,385,000	3,413,804
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,863,178	3,948,001
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	866,966	873,300
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	7,253,000	7,439,874
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	11,424,000	12,001,719
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	5,692,000	5,852,351
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,924,000	5,974,431
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	4,517,000	4,555,070
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	10,783,000	10,933,580
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (b)	5,100,000	5,157,112
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	12,352,000	12,729,634
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (b)	1,275,000	1,307,323
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	838,782	844,918
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	10,000,000	10,010,370
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,492,000	1,517,476
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,171,523
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	118,763	117,073
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.687% 8/25/2034 (c)(d)(e)	95,097	137,639
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	3,127,000	3,162,411
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	491,079	502,994
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	2,028,821	1,937,909
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	703,000	694,989
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	9,464,000	9,153,517
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	2,048,700	2,104,628
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,548,734	1,458,728
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,662,878	2,704,446
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,821,678	2,888,272
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (c)(d)	68,770	71,636
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,744,945
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,186,456
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,262,000	7,435,309
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,281,000	5,355,769
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	5,031,929
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,503,368	2,517,307
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,332,971	3,376,880
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	6,630,000	6,684,635
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,080,000	4,118,374
TOTAL UNITED STATES		363,826,108
TOTAL ASSET-BACKED SECURITIES (Cost $558,341,061)		564,851,871

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	751,279	751,917
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,789,805	2,480,941
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	1,533,995	1,432,635
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	1,186,995	1,108,128
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	6,263,216	5,766,713
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	887,979	873,466
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	383,069	343,926
CSMC Trust Series 2021-RPL9 Class A1, 3.858% 2/25/2061 (b)(c)	4,902,264	5,157,734
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	301,584	296,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	117,413	117,027
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,383,733	1,280,709
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	3,340,035	3,339,283
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	504,862	476,026
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	533,729	499,598
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	54,477	51,283
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	88,650	87,938
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(f)	2,321,970	2,327,844
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,578,948	3,482,809
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	925	861
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	3,281,112	3,196,101
TOTAL UNITED STATES		33,071,919
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,999,687)		33,071,919

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	9,085,000	9,124,747
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	897,231	861,307
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,418,284	1,416,720
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (c)(g)	12,314,216	496,413
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,653,684
BANK Series 2022-BNK41 Class ASB, 3.9158% 4/15/2065 (c)	6,700,000	6,558,080
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	2,793,752	2,740,201
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,237,113
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.2775% 6/15/2038 (b)(c)(d)	7,697,319	6,960,427
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,625,139	1,619,635
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2011% 8/15/2052 (c)(g)	14,977,596	403,700
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (c)(g)	14,860,478	303,589
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4938% 3/15/2053 (c)(g)	27,075,051	1,152,428
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7812% 9/15/2053 (c)(g)	18,562,842	922,143
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,505,356
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	3,041,072	3,008,996
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	1,444,115	1,446,823
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	488,187	489,407
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	664,552	660,399
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	5,672,488	5,668,957
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	1,587,392	1,590,368
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	905,955	908,501
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	6,264,529	6,278,233
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	6,103,211	6,118,469
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	7,938,040	7,928,121
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	2,524,690	2,523,901
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	2,227,652	2,226,260
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	107,516	107,482
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	2,338,966	2,338,235
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	2,620,000	2,620,409
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	565,010	560,305
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	2,474,000	2,505,823
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	86,588,000	642,283
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,971,147	3,437,704
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,854,072	2,384,713
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class AAB, 3.098% 4/10/2049	2,279	2,275
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	11,091,406	10,670,555
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	3,915,719	3,913,272
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	10,131,000	10,371,359
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	1,109,568	1,109,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	12,375,000	12,472,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	9,451,000	9,529,321
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	1,275,984	1,248,100
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 4.0061% 7/10/2046 (b)(c)	2,161,873	2,129,489
GS Mortgage Securities Trust Series 2015-GC30 Class AS, 3.777% 5/10/2050	27,647	27,024
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	1,713,894	1,712,827
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.767% 7/5/2031 (b)(c)(e)	3,378,000	1,470,646
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,057,853	1,954,960
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	634,968	622,301
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	1,379,764	1,379,764
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (c)(g)	4,088,708	164,411
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	125,214	125,292
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	2,314,256	2,313,533
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	3,086,000	3,086,000
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (c)(g)	44,241,736	827,958
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	3,110,587	3,101,816
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,920,006	1,642,735
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(c)	57,900,875	1,071,994
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	118,737	117,673
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	220,987	220,165
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	2,183,000	2,192,501
TOTAL UNITED STATES		177,879,051
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $182,879,018)		177,879,051

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	2,368,000	2,213,881
United Mexican States 3.5% 2/12/2034	1,965,000	1,676,636
United Mexican States 6% 5/13/2030	4,380,000	4,579,290
TOTAL MEXICO		8,469,807
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,677,356)		8,469,807

Non-Convertible Corporate Bonds - 41.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,109,916
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,189,528
		5,299,444
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC 5.186% 4/1/2030 (b)	6,052,000	6,220,406
TOTAL AUSTRALIA		11,519,850
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,070,000	1,041,308
CANADA - 1.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,575,270
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	5,819,000	5,496,533
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 2.95% 7/15/2030	9,591,000	8,941,271
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	2,867,000	2,922,442
Cenovus Energy Inc 2.65% 1/15/2032	5,000,000	4,388,895
Cenovus Energy Inc 4.25% 4/15/2027	6,940,000	6,935,252
Enbridge Inc 4.9% 6/20/2030	9,819,000	10,024,044
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,664,756
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,960,458
Enbridge Inc 6% 11/15/2028	7,927,000	8,353,102
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,316,000	2,335,856
		52,526,076
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 4.5% 12/16/2025	4,038,000	4,039,029
Royal Bank of Canada 2.3% 11/3/2031	6,190,000	5,516,095
Toronto Dominion Bank 2.8% 3/10/2027	4,805,000	4,715,559
		14,270,683
TOTAL CANADA		73,868,562
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,654,000	3,611,328
Credit Agricole SA 6.251% 1/10/2035 (b)(c)	10,500,000	10,969,694
Societe Generale SA 1.792% 6/9/2027 (b)(c)	4,104,000	4,017,095
Societe Generale SA 4.677% 6/15/2027 (b)	5,569,000	5,615,871
Societe Generale SA 5.634% 1/19/2030 (b)(c)	10,410,000	10,717,379

TOTAL FRANCE		34,931,367
GERMANY - 1.9%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	7,608,000	7,733,457
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	7,754,000	7,696,004
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	7,639,000	7,617,739
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	9,700,000	9,811,321
		32,858,521
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	6,196,000	6,160,803
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,485,086
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	10,800,000	10,888,800
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	4,500,000	4,601,664
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	8,800,000	8,963,646
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,700,000	2,761,048
		37,861,047
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	8,615,000	8,581,896
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	4,559,000	4,434,277
TOTAL GERMANY		83,735,741
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.9% 4/6/2028 (b)	5,569,000	5,551,294
IRELAND - 1.4%
Financials - 0.9%
Banks - 0.2%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	6,702,000	6,960,734
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,495,000	3,454,986
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,390,000	1,361,533
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,400,853
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,000,000	4,577,657
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,410,834
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,190,734
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,620,281
		29,016,878
TOTAL FINANCIALS		35,977,612

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	1,761,000	1,728,565
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	645,000	643,903
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	6,243,000	6,305,281
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	307,000	312,195
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	1,159,000	1,160,876
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)	11,100,000	11,527,040
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,418,000	2,528,981
		24,206,841
TOTAL IRELAND		60,184,453
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,423
ITALY - 0.4%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,236,000	3,243,235
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	12,900,000	13,222,151
TOTAL ITALY		16,465,386
JAPAN - 1.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.591% 4/3/2028 (b)	6,562,000	6,151,553
NTT Finance Corp 4.62% 7/16/2028 (b)	590,000	596,295
NTT Finance Corp 4.876% 7/16/2030 (b)	1,553,000	1,576,975
		8,324,823
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	5,679,000	5,777,865
Japan Tobacco Inc 5.21% 6/15/2030 (b)	4,267,000	4,431,309
		10,209,174
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,482,298
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,713,564
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,771,255
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	6,310,000	6,170,799
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	6,800,000	6,643,180
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,967,272
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	8,338,000	8,433,938
		48,182,306
TOTAL JAPAN		66,716,303
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	13,118,000
NETHERLANDS - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)	1,001,000	959,530
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	2,686,000	2,608,030
ING Groep NV 1.726% 4/1/2027 (c)	2,376,000	2,340,636
ING Groep NV 4.858% 3/25/2029 (c)	4,000,000	4,056,944
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,645,946
		14,651,556
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,296,000	1,295,292
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	6,356,000	6,364,017
		7,659,309
TOTAL NETHERLANDS		23,270,395
NORWAY - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	696,000	688,956
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,813,000	2,757,174
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	6,094,000	5,851,007
		8,608,181
TOTAL NORWAY		9,297,137
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.305% 2/2/2027 (b)(c)	5,890,000	5,813,988
UBS Group AG 4.55% 4/17/2026	3,276,000	3,280,889

TOTAL SWITZERLAND		9,094,877
UNITED KINGDOM - 3.5%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	4,011,218
BAT International Finance PLC 1.668% 3/25/2026	7,824,000	7,703,490
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,356,240
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	11,100,000	11,498,125
		30,569,073
Financials - 2.4%
Banks - 2.2%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	8,056,681
Barclays PLC 5.367% 2/25/2031 (c)	10,565,000	10,896,864
Barclays PLC 5.69% 3/12/2030 (c)	3,429,000	3,567,971
Barclays PLC 5.829% 5/9/2027 (c)	5,000,000	5,045,325
HSBC Holdings PLC 4.292% 9/12/2026 (c)	3,276,000	3,275,799
HSBC Holdings PLC 4.899% 3/3/2029 (c)	8,453,000	8,574,168
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,769,112
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,649,986
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,450,000	3,498,147
NatWest Group PLC 1.642% 6/14/2027 (c)	2,293,000	2,244,400
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,249,278
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	12,250,626
NatWest Group PLC 5.115% 5/23/2031 (c)	12,530,000	12,835,420
NatWest Group PLC 5.847% 3/2/2027 (c)	5,364,000	5,402,090
		98,315,867
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,900,000	7,060,987
TOTAL FINANCIALS		105,376,854

Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/2030 (b)	6,006,000	5,799,404
BAE Systems PLC 5.125% 3/26/2029 (b)	2,932,000	3,023,952
BAE Systems PLC 5.25% 3/26/2031 (b)	774,000	806,239
BAE Systems PLC 5.3% 3/26/2034 (b)	9,000,000	9,235,060
		18,864,655
TOTAL UNITED KINGDOM		154,810,582
UNITED STATES - 28.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,890,509
AT&T Inc 4.3% 2/15/2030	11,310,000	11,327,348
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,707,374
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,601,210
		26,526,441
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	10,049,914
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,136,358
Warnermedia Holdings Inc 3.755% 3/15/2027	1,831,000	1,803,535
		14,989,807
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,079,664
T-Mobile USA Inc 2.625% 4/15/2026	5,363,000	5,302,014
		7,381,678
TOTAL COMMUNICATION SERVICES		48,897,926

Consumer Discretionary - 1.9%
Automobiles - 0.8%
General Motors Co 6.125% 10/1/2025	1,971,000	1,971,000
General Motors Financial Co Inc 1.25% 1/8/2026	3,578,000	3,536,766
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,512,503
General Motors Financial Co Inc 5.4% 4/6/2026	8,860,000	8,901,645
General Motors Financial Co Inc 5.45% 7/15/2030	12,600,000	12,936,474
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,318,546
		36,176,934
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,361,193
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,819,346
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	5,997,710
AutoZone Inc 4% 4/15/2030	3,155,000	3,112,699
AutoZone Inc 5.165% 6/15/2030	2,040,000	2,105,506
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,291,749
Home Depot Inc/The 2.5% 4/15/2027	225,000	220,112
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,940,237
Lowe's Cos Inc 4.5% 4/15/2030	9,316,000	9,433,896
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,124,299
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,339,601
		36,565,809
TOTAL CONSUMER DISCRETIONARY		82,923,282

Consumer Staples - 0.9%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,839,000	2,806,172
Consumer Staples Distribution & Retail - 0.1%
7-Eleven Inc 0.95% 2/10/2026 (b)	1,459,000	1,435,783
Mars Inc 4.8% 3/1/2030 (b)	2,757,000	2,809,682
Mars Inc 5% 3/1/2032 (b)	2,070,000	2,112,772
		6,358,237
Personal Care Products - 0.3%
Kenvue Inc 5% 3/22/2030	7,415,000	7,668,477
Kenvue Inc 5.05% 3/22/2028	4,575,000	4,690,705
		12,359,182
Tobacco - 0.4%
Altria Group Inc 4.8% 2/14/2029	964,000	979,318
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,227,399
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,553,008
		16,759,725
TOTAL CONSUMER STAPLES		38,283,316

Energy - 2.2%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	1,199,000	1,166,943
Oil, Gas & Consumable Fuels - 2.2%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	9,253,000	9,397,706
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	2,000,000	2,126,922
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,304,810
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,064,372
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,453,918
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,121,093
EQT Corp 3.9% 10/1/2027	1,412,000	1,398,613
EQT Corp 5.7% 4/1/2028	339,000	350,366
EQT Corp 5.75% 2/1/2034	5,000,000	5,176,376
Hess Corp 4.3% 4/1/2027	12,303,000	12,331,553
MPLX LP 1.75% 3/1/2026	3,091,000	3,049,401
MPLX LP 4% 3/15/2028	3,155,000	3,138,358
Occidental Petroleum Corp 5.2% 8/1/2029	2,786,000	2,821,906
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,555,736
Occidental Petroleum Corp 6.625% 9/1/2030	3,066,000	3,258,370
ONEOK Inc 4.4% 10/15/2029	965,000	963,632
ONEOK Inc 4.75% 10/15/2031	6,165,000	6,164,917
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	4,751,000	4,577,322
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	3,580,000	3,454,096
Targa Resources Corp 4.9% 9/15/2030	1,552,000	1,575,749
Western Gas Partners LP 6.35% 1/15/2029	8,000,000	8,414,248
Williams Cos Inc/The 4.625% 6/30/2030	2,406,000	2,418,660
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	5,017,432
Williams Cos Inc/The 5.4% 3/2/2026	1,253,000	1,258,854
		96,394,410
TOTAL ENERGY		97,561,353

Financials - 13.6%
Banks - 5.7%
Bank of America Corp 1.197% 10/24/2026 (c)	11,041,000	10,989,339
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,914,092
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	4,016,174
Bank of America Corp 2.592% 4/29/2031 (c)	7,000,000	6,473,400
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	8,106,134
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,254,319
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,731,991
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,225,880
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,411,823
Bank of America Corp 4.45% 3/3/2026	2,199,000	2,200,043
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,561,429
Bank of America Corp 5.468% 1/23/2035 (c)	4,089,000	4,225,190
Citigroup Inc 1.462% 6/9/2027 (c)	5,874,000	5,744,203
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	5,129,224
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,581,151
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,171,543
Citigroup Inc 4.6% 3/9/2026	2,099,000	2,100,820
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,468,607
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,172,017
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	6,240,000	6,059,028
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,522,296
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	8,070,732
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,426,509
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	11,206,689
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,445,000	4,149,626
JPMorgan Chase & Co 4.125% 12/15/2026	3,199,000	3,199,911
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,538,795
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	7,000,000	7,097,246
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	7,500,000	7,692,126
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,527,112
Truist Financial Corp 5.071% 5/20/2031 (c)	9,922,000	10,165,545
Truist Financial Corp 5.435% 1/24/2030 (c)	7,000,000	7,256,687
Truist Financial Corp 5.711% 1/24/2035 (c)	6,098,000	6,352,195
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,608,776
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,192,919
Wells Fargo & Co 4.97% 4/23/2029 (c)	10,000,000	10,189,739
Wells Fargo & Co 5.244% 1/24/2031 (c)	5,343,000	5,519,288
Wells Fargo & Co 5.389% 4/24/2034 (c)	11,251,000	11,578,145
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,885,349
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	9,009,862
		246,725,954
Capital Markets - 4.1%
Athene Global Funding 1.73% 10/2/2026 (b)	4,287,000	4,170,660
Athene Global Funding 2.646% 10/4/2031 (b)	6,246,000	5,550,080
Athene Global Funding 4.721% 10/8/2029 (b)	3,800,000	3,817,228
Athene Global Funding 5.516% 3/25/2027 (b)	10,900,000	11,086,757
Athene Global Funding 5.583% 1/9/2029 (b)	2,486,000	2,572,029
Equitable America Global Funding 4.65% 6/9/2028 (b)	4,832,000	4,879,255
Equitable America Global Funding 4.95% 6/9/2030 (b)	6,539,000	6,670,261
GA Global Funding Trust 5.4% 1/13/2030 (b)	6,601,000	6,847,310
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	5,874,000	5,820,603
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,801,128
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,474,265
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,254,919
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,348,710
Intercontinental Exchange Inc 3.625% 9/1/2028	9,500,000	9,372,085
LPL Holdings Inc 4.9% 4/3/2028	4,287,000	4,341,558
Moody's Corp 3.25% 1/15/2028	4,416,000	4,345,961
Morgan Stanley 1.512% 7/20/2027 (c)	5,874,000	5,728,703
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,640,060
Morgan Stanley 2.511% 10/20/2032 (c)	5,000,000	4,436,711
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,950,067
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,638,252
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,591,301
Morgan Stanley 4.994% 4/12/2029 (c)	7,389,000	7,526,251
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,422,540
Morgan Stanley 5.466% 1/18/2035 (c)	6,160,000	6,351,625
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	9,035,355
MSCI Inc 5.25% 9/1/2035	2,582,000	2,561,334
Nuveen LLC 5.55% 1/15/2030 (b)	1,891,000	1,980,439
S&P Global Inc 2.45% 3/1/2027	4,416,000	4,312,833
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	8,249,000	8,390,500
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	6,566,000	6,737,392
		182,656,172
Consumer Finance - 1.5%
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,909,919
Ally Financial Inc 5.737% 5/15/2029 (c)	5,542,000	5,691,171
Ally Financial Inc 5.75% 11/20/2025	1,287,000	1,288,976
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,544,012
Capital One Financial Corp 2.359% 7/29/2032 (c)	6,310,000	5,428,842
Capital One Financial Corp 4.5% 1/30/2026	1,532,000	1,531,383
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,189,000	8,162,045
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,392,899
Ford Motor Credit Co LLC 5.875% 11/7/2029	7,500,000	7,580,625
Ford Motor Credit Co LLC 6.95% 6/10/2026	7,500,000	7,597,896
		64,127,768
Financial Services - 0.8%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	7,177,000	7,323,472
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,731,925
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	6,108,444
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,235,069
Equitable Holdings Inc 4.35% 4/20/2028	11,714,000	11,758,974
Jackson Financial Inc 3.125% 11/23/2031	642,000	580,189
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,226,596
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,185,451
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029	3,155,000	3,017,763
		37,167,883
Insurance - 1.5%
AFLAC Inc 3.6% 4/1/2030	708,000	692,529
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,123,812
Brown & Brown Inc 4.9% 6/23/2030	4,446,000	4,501,332
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	3,155,000	3,078,401
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	3,155,000	2,985,001
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	4,021,000	3,903,646
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	5,316,000	5,450,751
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	2,963,000	2,770,304
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	6,558,000	6,814,019
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	3,187,000	3,210,140
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	5,621,000	5,829,717
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,992,000	3,056,072
MassMutual Global Funding II 4.85% 1/17/2029 (b)	10,400,000	10,633,707
RGA Global Funding 5.448% 5/24/2029 (b)	5,525,000	5,732,387
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	2,715,000	2,440,704
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,228,000	1,251,866
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,500,278
		66,974,666
TOTAL FINANCIALS		597,652,443

Health Care - 1.7%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,398,936
Amgen Inc 5.25% 3/2/2030	1,247,000	1,291,759
		2,690,695
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp 2.75% 9/23/2026 (b)	2,685,000	2,636,235
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	6,671,000	6,162,913
Centene Corp 4.25% 12/15/2027	3,155,000	3,081,028
Cigna Group/The 3.4% 3/1/2027	2,839,000	2,808,533
CVS Health Corp 5% 9/15/2032	1,267,000	1,272,823
CVS Health Corp 5.55% 6/1/2031	11,017,000	11,510,662
HCA Inc 3.125% 3/15/2027	8,266,000	8,132,267
HCA Inc 3.5% 9/1/2030	1,577,000	1,502,951
HCA Inc 5.625% 9/1/2028	3,155,000	3,253,822
HCA Inc 5.875% 2/1/2029	1,739,000	1,812,654
Humana Inc 1.35% 2/3/2027	3,786,000	3,636,319
Humana Inc 3.7% 3/23/2029	1,002,000	982,055
Humana Inc 5.375% 4/15/2031	2,250,000	2,322,314
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,631,027
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,262,529
Sabra Health Care LP 3.9% 10/15/2029	852,000	823,758
		53,195,655
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 4.9% 2/22/2029	4,417,000	4,536,945
Bristol-Myers Squibb Co 5.1% 2/22/2031	3,569,000	3,713,121
Haleon US Capital LLC 3.375% 3/24/2027	7,000,000	6,918,753
Mylan Inc 4.55% 4/15/2028	965,000	959,014
Viatris Inc 2.7% 6/22/2030	968,000	870,389
		16,998,222
TOTAL HEALTH CARE		75,520,807

Industrials - 1.3%
Aerospace & Defense - 0.6%
Boeing Co 2.7% 2/1/2027	3,155,000	3,083,832
Boeing Co 5.04% 5/1/2027	5,804,000	5,858,072
Boeing Co 5.15% 5/1/2030	7,620,000	7,816,065
Boeing Co 6.298% 5/1/2029	1,046,000	1,110,774
RTX Corp 5.75% 1/15/2029	1,653,000	1,735,179
RTX Corp 6% 3/15/2031	7,900,000	8,530,173
		28,134,095
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	6,047,000	5,916,495
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	4,713,000	4,828,285
Machinery - 0.3%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,465,417
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,799,570	1,749,544
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	1,324,705	1,313,644
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,102,150	1,077,127
		4,140,315
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	374,000	384,940
Paychex Inc 5.35% 4/15/2032	341,000	352,745
Verisk Analytics Inc 4.5% 8/15/2030	1,046,000	1,050,210
		1,787,895
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027	2,431,000	2,365,918
TOTAL INDUSTRIALS		58,638,420

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,401,534
Dell International LLC / EMC Corp 5% 4/1/2030	4,396,000	4,505,414
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,985,104
		8,892,052
IT Services - 0.1%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,794,000	3,857,439
VeriSign Inc 5.25% 6/1/2032	3,292,000	3,357,125
		7,214,564
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc 4.15% 11/15/2030	3,155,000	3,124,180
Broadcom Inc 5.05% 7/12/2029	6,867,000	7,061,185
Broadcom Inc 5.15% 11/15/2031	9,100,000	9,409,468
Marvell Technology Inc 2.45% 4/15/2028	2,500,000	2,393,436
Marvell Technology Inc 4.75% 7/15/2030	1,099,000	1,109,017
Micron Technology Inc 5.327% 2/6/2029	5,500,000	5,654,796
Micron Technology Inc 5.875% 9/15/2033	5,000,000	5,257,733
Micron Technology Inc 6.75% 11/1/2029	3,600,000	3,908,365
		37,918,180
Software - 0.3%
Roper Technologies Inc 1.4% 9/15/2027	3,155,000	2,989,775
Roper Technologies Inc 2% 6/30/2030	3,615,000	3,245,787
Roper Technologies Inc 4.45% 9/15/2030	1,946,000	1,950,019
Roper Technologies Inc 4.5% 10/15/2029	3,337,000	3,363,441
VMware LLC 1.4% 8/15/2026	1,693,000	1,646,102
		13,195,124
TOTAL INFORMATION TECHNOLOGY		67,219,920

Materials - 0.2%
Chemicals - 0.1%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	1,602,000	1,634,481
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	260,000	259,230
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	822,000	779,460
LYB International Finance III LLC 1.25% 10/1/2025	3,039,000	3,030,356
		5,703,527
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028 (b)	2,674,000	2,707,112
TOTAL MATERIALS		8,410,639

Real Estate - 1.6%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	401,529
VICI Properties LP 4.75% 4/1/2028	674,000	681,328
VICI Properties LP 5.125% 5/15/2032	556,000	557,939
VICI Properties LP 5.75% 4/1/2034	450,000	462,777
Vornado Realty LP 2.15% 6/1/2026	590,000	577,161
WP Carey Inc 3.85% 7/15/2029	400,000	393,434
		3,074,168
Health Care REITs - 0.8%
Healthpeak OP LLC 4.75% 1/15/2033	12,645,000	12,558,775
Omega Healthcare Investors Inc 5.25% 1/15/2026	5,148,000	5,148,413
Ventas Realty LP 3% 1/15/2030	1,315,000	1,243,492
Ventas Realty LP 4% 3/1/2028	737,000	733,371
Ventas Realty LP 5.1% 7/15/2032	11,621,000	11,890,913
		31,574,964
Office REITs - 0.0%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,112,759
Real Estate Management & Development - 0.1%
Extra Space Storage LP 4.95% 1/15/2033	5,909,000	5,928,109
Residential REITs - 0.2%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,117,246
American Homes 4 Rent LP 4.95% 6/15/2030	3,527,000	3,596,517
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,481,000	5,468,887
Sun Communities Operating LP 2.3% 11/1/2028	540,000	510,985
		10,693,635
Retail REITs - 0.2%
Agree LP 5.6% 6/15/2035	2,853,000	2,935,017
Brixmor Operating Partnership LP 4.125% 6/15/2026	849,000	846,550
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,843,390
		6,624,957
Specialized REITs - 0.2%
American Tower Corp 4.9% 3/15/2030	9,900,000	10,090,313
TOTAL REAL ESTATE		70,098,905

Utilities - 2.7%
Electric Utilities - 1.6%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	3,786,000	3,759,603
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	5,961,000	5,842,607
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,373,328
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	7,007,000	6,162,486
Exelon Corp 2.75% 3/15/2027	491,000	480,981
Exelon Corp 3.35% 3/15/2032	5,013,000	4,654,114
Exelon Corp 5.15% 3/15/2029	2,001,000	2,058,996
FirstEnergy Corp 1.6% 1/15/2026	365,000	360,676
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,644,851
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,600,486
Monongahela Power Co 5.85% 2/15/2034 (b)	6,085,000	6,398,924
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,141,860
Southern Co/The 5.113% 8/1/2027 (f)	3,155,000	3,215,569
Southern Co/The 5.2% 6/15/2033	3,560,000	3,636,744
Southern Co/The 5.5% 3/15/2029	3,579,000	3,730,886
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,769,423
Vistra Operations Co LLC 5% 7/31/2027 (b)	6,060,000	6,043,637
		69,875,171
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 1.375% 1/15/2026	6,940,000	6,851,506
AES Corp/The 2.45% 1/15/2031	2,693,000	2,412,843
AES Corp/The 3.95% 7/15/2030 (b)	4,133,000	3,988,642
		13,252,991
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,716,067
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	288,961
DTE Energy Co 5.2% 4/1/2030	6,298,000	6,491,718
NiSource Inc 2.95% 9/1/2029	3,786,000	3,612,244
NiSource Inc 5.25% 3/30/2028	4,191,000	4,306,313
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	11,095,419
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,951,000	3,017,203
Puget Energy Inc 4.224% 3/15/2032	3,155,000	2,992,069
		35,519,994
TOTAL UTILITIES		118,648,156

TOTAL UNITED STATES		1,263,855,167
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,800,687,033)		1,827,664,845

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	316,389	301,082
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	238,418	226,883
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	192,693	183,459
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	175,006	166,379
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	583,693	564,149
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,399,944	2,325,257
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,009,290	2,940,276
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	321,407	315,160
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,132,518	1,110,505
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	559,732	548,853
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	180,936	181,436
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	100,234	100,449
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	254,346	254,891
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	433,431	446,219
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	868	895
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	7,678	8,017
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	75,564	79,138
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	21,975	22,946
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,195	4,378
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	9,403	9,871
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	66,828	69,988
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	52,690	55,154
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,395	12,987
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	151	159
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	241	247
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	91	92
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	526	541
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	253	259
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	92	92
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	160	163
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	569	581
Freddie Mac Gold Pool 5.5% 3/1/2034	84,982	87,766
Freddie Mac Gold Pool 5.5% 5/1/2034	598,779	616,969
Freddie Mac Gold Pool 5.5% 7/1/2035	53,638	55,382
Freddie Mac Gold Pool 7.5% 7/1/2027	6	7
Freddie Mac Gold Pool 7.5% 9/1/2030	1,064	1,124
Freddie Mac Gold Pool 7.5% 9/1/2031	146	155
Ginnie Mae I Pool 7% 1/15/2028	552	558
Ginnie Mae I Pool 7% 1/15/2028	192	194
Ginnie Mae I Pool 7% 1/15/2028	120	121
Ginnie Mae I Pool 7% 1/15/2028	45	45
Ginnie Mae I Pool 7% 1/15/2031	7,492	7,684
Ginnie Mae I Pool 7% 1/15/2032	542	554
Ginnie Mae I Pool 7% 10/15/2028	3,418	3,473
Ginnie Mae I Pool 7% 10/15/2028	1,716	1,729
Ginnie Mae I Pool 7% 10/15/2028	605	607
Ginnie Mae I Pool 7% 10/15/2028	150	151
Ginnie Mae I Pool 7% 10/15/2030	902	929
Ginnie Mae I Pool 7% 10/15/2031	1,276	1,321
Ginnie Mae I Pool 7% 10/15/2031	358	370
Ginnie Mae I Pool 7% 10/15/2031	117	122
Ginnie Mae I Pool 7% 10/15/2032	2,955	3,050
Ginnie Mae I Pool 7% 11/15/2028	618	629
Ginnie Mae I Pool 7% 11/15/2028	484	491
Ginnie Mae I Pool 7% 11/15/2032	883	911
Ginnie Mae I Pool 7% 12/15/2028	5,308	5,408
Ginnie Mae I Pool 7% 12/15/2028	866	883
Ginnie Mae I Pool 7% 12/15/2028	312	317
Ginnie Mae I Pool 7% 2/15/2028	5,044	5,114
Ginnie Mae I Pool 7% 2/15/2028	2,130	2,156
Ginnie Mae I Pool 7% 2/15/2028	645	654
Ginnie Mae I Pool 7% 2/15/2028	168	170
Ginnie Mae I Pool 7% 3/15/2028	594	601
Ginnie Mae I Pool 7% 3/15/2028	226	229
Ginnie Mae I Pool 7% 3/15/2028	186	188
Ginnie Mae I Pool 7% 3/15/2031	67	67
Ginnie Mae I Pool 7% 4/15/2028	3,363	3,412
Ginnie Mae I Pool 7% 4/15/2028	502	509
Ginnie Mae I Pool 7% 4/15/2028	63	64
Ginnie Mae I Pool 7% 4/15/2029	130	132
Ginnie Mae I Pool 7% 4/15/2032	953	983
Ginnie Mae I Pool 7% 5/15/2028	1,548	1,569
Ginnie Mae I Pool 7% 5/15/2028	954	968
Ginnie Mae I Pool 7% 5/15/2028	580	586
Ginnie Mae I Pool 7% 5/15/2028	158	160
Ginnie Mae I Pool 7% 5/15/2028	140	142
Ginnie Mae I Pool 7% 5/15/2031	399	406
Ginnie Mae I Pool 7% 5/15/2032	12,924	13,414
Ginnie Mae I Pool 7% 5/15/2032	1,453	1,505
Ginnie Mae I Pool 7% 5/15/2032	461	477
Ginnie Mae I Pool 7% 6/15/2028	2,346	2,381
Ginnie Mae I Pool 7% 6/15/2028	1,440	1,461
Ginnie Mae I Pool 7% 6/15/2028	776	786
Ginnie Mae I Pool 7% 6/15/2028	771	781
Ginnie Mae I Pool 7% 6/15/2028	657	665
Ginnie Mae I Pool 7% 6/15/2028	491	498
Ginnie Mae I Pool 7% 6/15/2028	460	466
Ginnie Mae I Pool 7% 6/15/2029	25	24
Ginnie Mae I Pool 7% 6/15/2031	3,371	3,488
Ginnie Mae I Pool 7% 6/15/2031	168	173
Ginnie Mae I Pool 7% 6/15/2032	25,354	26,296
Ginnie Mae I Pool 7% 6/15/2032	24,854	25,805
Ginnie Mae I Pool 7% 6/15/2032	16,006	16,619
Ginnie Mae I Pool 7% 6/15/2032	6,630	6,881
Ginnie Mae I Pool 7% 6/15/2032	6,449	6,692
Ginnie Mae I Pool 7% 6/15/2032	5,301	5,473
Ginnie Mae I Pool 7% 6/15/2032	4,207	4,371
Ginnie Mae I Pool 7% 6/15/2032	3,966	4,106
Ginnie Mae I Pool 7% 6/15/2032	2,356	2,447
Ginnie Mae I Pool 7% 6/15/2032	1,566	1,620
Ginnie Mae I Pool 7% 6/15/2032	998	1,031
Ginnie Mae I Pool 7% 6/15/2032	902	935
Ginnie Mae I Pool 7% 6/15/2032	639	661
Ginnie Mae I Pool 7% 6/15/2032	252	261
Ginnie Mae I Pool 7% 7/15/2028	992	1,006
Ginnie Mae I Pool 7% 7/15/2028	803	816
Ginnie Mae I Pool 7% 7/15/2028	394	400
Ginnie Mae I Pool 7% 7/15/2028	332	338
Ginnie Mae I Pool 7% 7/15/2028	199	202
Ginnie Mae I Pool 7% 7/15/2028	140	140
Ginnie Mae I Pool 7% 7/15/2028	39	39
Ginnie Mae I Pool 7% 7/15/2029	789	804
Ginnie Mae I Pool 7% 7/15/2030	1,215	1,239
Ginnie Mae I Pool 7% 7/15/2031	2,646	2,733
Ginnie Mae I Pool 7% 7/15/2031	531	545
Ginnie Mae I Pool 7% 7/15/2032	13,348	13,809
Ginnie Mae I Pool 7% 7/15/2032	12,743	13,217
Ginnie Mae I Pool 7% 7/15/2032	2,021	2,100
Ginnie Mae I Pool 7% 7/15/2032	1,621	1,675
Ginnie Mae I Pool 7% 7/15/2032	221	229
Ginnie Mae I Pool 7% 8/15/2028	893	904
Ginnie Mae I Pool 7% 8/15/2032	2,407	2,487
Ginnie Mae I Pool 7% 8/15/2032	1,291	1,339
Ginnie Mae I Pool 7% 9/15/2028	1,407	1,429
Ginnie Mae I Pool 7% 9/15/2028	842	855
Ginnie Mae I Pool 7% 9/15/2028	275	277
Ginnie Mae I Pool 7% 9/15/2028	231	234
Ginnie Mae I Pool 7% 9/15/2028	149	150
Ginnie Mae I Pool 7% 9/15/2030	2,441	2,517
Ginnie Mae I Pool 7% 9/15/2031	9,354	9,624
Ginnie Mae I Pool 7% 9/15/2031	3,020	3,126
TOTAL UNITED STATES		10,931,306
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,387,977)		10,931,306

U.S. Treasury Obligations - 39.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	2.79 to 4.70	263,566,800	244,715,596
US Treasury Notes 3.125% 11/15/2028 (i)	0.56 to 2.41	103,973,800	102,491,361
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	57,946,894
US Treasury Notes 3.625% 8/15/2028	3.58	57,097,700	57,173,533
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.87	42,391,800	42,567,802
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	111,870,168
US Treasury Notes 3.875% 12/31/2027	4.01 to 4.36	132,778,900	133,580,739
US Treasury Notes 3.875% 3/15/2028	3.80 to 3.88	69,022,500	69,513,207
US Treasury Notes 3.875% 6/30/2030	3.80 to 3.98	34,041,100	34,320,343
US Treasury Notes 3.875% 8/15/2033	4.00 to 4.89	61,043,400	60,404,352
US Treasury Notes 4% 1/31/2029	4.37	41,001,900	41,516,025
US Treasury Notes 4% 2/15/2034	4.25	25,312,100	25,163,786
US Treasury Notes 4% 3/31/2030	3.90 to 3.95	36,941,200	37,447,699
US Treasury Notes 4.125% 8/31/2030	3.76 to 4.91	134,111,200	136,631,023
US Treasury Notes 4.25% 1/15/2028	4.01 to 4.31	64,859,100	65,799,050
US Treasury Notes 4.25% 1/31/2030	4.33 to 4.34	72,516,100	74,224,194
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	72,334,098
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.37	59,661,000	59,847,441
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	110,523,713
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	48,645,800	50,162,181
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	71,057,100	73,488,589
US Treasury Notes 4.625% 5/31/2031	3.97 to 4.50	53,424,900	55,689,197
US Treasury Notes 4.875% 10/31/2028	3.79	27,345,200	28,378,122
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,743,187,812)			1,745,789,113

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $51,196,498)	4.36	51,186,261	51,196,498

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,390,356,442)	4,419,854,410
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,835,551)
NET ASSETS - 100.0%	4,415,018,859

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	160	12/19/2025	18,002,500	101,666	101,666
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	272	12/19/2025	31,122,750	60,443	60,443
CBOT 2Y US Treasury Notes Contracts (United States)	647	12/31/2025	134,955,102	251,623	251,623
CBOT 5Y US Treasury Notes Contracts (United States)	1,510	12/31/2025	165,345,000	652,646	652,646

TOTAL FUTURES CONTRACTS					1,066,378
The notional amount of futures purchased as a percentage of Net Assets is 7.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,007,852,455 or 22.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,934,554.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,064,258	962,306,956	924,174,716	1,440,880	-	-	51,196,498	51,186,261	0.1%
Fidelity Securities Lending Cash Central Fund	-	226,183,499	226,183,499	13,052	-	-	-	-	0.0%
Total	13,064,258	1,188,490,455	1,150,358,215	1,453,932	-	-	51,196,498

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	564,851,871	-	564,714,232	137,639

Collateralized Mortgage Obligations	33,071,919	-	33,071,919	-

Commercial Mortgage Securities	177,879,051	-	174,070,170	3,808,881

Foreign Government and Government Agency Obligations	8,469,807	-	8,469,807	-

Non-Convertible Corporate Bonds
Communication Services	58,798,019	-	58,798,019	-
Consumer Discretionary	115,781,803	-	115,781,803	-
Consumer Staples	86,558,934	-	86,558,934	-
Energy	163,894,385	-	163,894,385	-
Financials	920,700,899	-	920,700,899	-
Health Care	84,307,126	-	84,307,126	-
Industrials	106,144,193	-	106,144,193	-
Information Technology	74,879,229	-	74,879,229	-
Materials	14,631,045	-	14,631,045	-
Real Estate	70,098,905	-	70,098,905	-
Utilities	131,870,307	-	131,870,307	-

U.S. Government Agency - Mortgage Securities	10,931,306	-	10,931,306	-

U.S. Treasury Obligations	1,745,789,113	-	1,745,789,113	-

Money Market Funds	51,196,498	51,196,498	-	-
Total Investments in Securities:	4,419,854,410	51,196,498	4,364,711,392	3,946,520
Derivative Instruments:

Assets
Futures Contracts	1,066,378	1,066,378	-	-
Total Assets	1,066,378	1,066,378	-	-
Total Derivative Instruments:	1,066,378	1,066,378	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,066,378	-
Total Interest Rate Risk	1,066,378	-
Total Value of Derivatives	1,066,378	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,339,159,944)	$4,368,657,912
Fidelity Central Funds (cost $51,196,498)	51,196,498

Total Investment in Securities (cost $4,390,356,442)		$4,419,854,410
Receivable for investments sold		43,778,806
Receivable for fund shares sold		6,070,549
Interest receivable		38,591,546
Distributions receivable from Fidelity Central Funds		120,125
Receivable for daily variation margin on futures contracts		62,698
Other receivables		8,516
Total assets		4,508,486,650
Liabilities
Payable for investments purchased	$87,751,763
Payable for fund shares redeemed	2,135,035
Distributions payable	1,939,011
Accrued management fee	1,023,648
Other affiliated payables	609,833
Other payables and accrued expenses	8,501
Total liabilities		93,467,791
Net Assets		$4,415,018,859
Net Assets consist of:
Paid in capital		$4,565,419,057
Total accumulated earnings (loss)		(150,400,198)
Net Assets		$4,415,018,859
Net Asset Value, offering price and redemption price per share ($4,415,018,859 ÷ 426,271,075 shares)		$10.36
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$168,136,058
Income from Fidelity Central Funds (including $13,052 from security lending)		1,453,932
Total income		169,589,990
Expenses
Management fee	$11,127,619
Transfer agent fees	3,945,964
Fund wide operations fee	2,673,555
Independent trustees' fees and expenses	9,701
Total expenses before reductions	17,756,839
Expense reductions	(11,960)
Total expenses after reductions		17,744,879
Net Investment income (loss)		151,845,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,028,049)
Futures contracts	93,287
Total net realized gain (loss)		(1,934,762)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	41,275,416
Futures contracts	1,172,863
Total change in net unrealized appreciation (depreciation)		42,448,279
Net gain (loss)		40,513,517
Net increase (decrease) in net assets resulting from operations		$192,358,628
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,845,111	$125,776,570
Net realized gain (loss)	(1,934,762)	(18,458,183)
Change in net unrealized appreciation (depreciation)	42,448,279	149,406,078
Net increase (decrease) in net assets resulting from operations	192,358,628	256,724,465
Distributions to shareholders	(141,505,198)	(120,296,730)

Share transactions
Proceeds from sales of shares	1,765,961,366	1,896,199,237
Reinvestment of distributions	123,478,257	105,415,139
Cost of shares redeemed	(1,300,831,900)	(1,151,701,971)

Net increase (decrease) in net assets resulting from share transactions	588,607,723	849,912,405
Total increase (decrease) in net assets	639,461,153	986,340,140

Net Assets
Beginning of period	3,775,557,706	2,789,217,566
End of period	$4,415,018,859	$3,775,557,706

Other Information
Shares
Sold	173,242,975	190,809,165
Issued in reinvestment of distributions	12,075,965	10,539,256
Redeemed	(127,511,144)	(114,855,851)
Net increase (decrease)	57,807,796	86,492,570

Financial Highlights
Fidelity® Intermediate Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$9.89	$10.09	$11.24	$11.58
Income from Investment Operations
Net investment income (loss) A,B	.392	.363	.277	.180	.199
Net realized and unrealized gain (loss)	.083	.343	(.205)	(1.134)	(.102)
Total from investment operations	.475	.706	.072	(.954)	.097
Distributions from net investment income	(.365)	(.346)	(.272)	(.173)	(.196)
Distributions from net realized gain	-	-	-	(.023)	(.241)
Total distributions	(.365)	(.346)	(.272)	(.196)	(.437)
Net asset value, end of period	$10.36	$10.25	$9.89	$10.09	$11.24
Total Return C	4.75%	7.29%	.74%	(8.57)%	.86%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.85%	3.64%	2.79%	1.69%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$4,415,019	$3,775,558	$2,789,218	$4,546,096	$3,914,427
Portfolio turnover rate F	33%	53%	64% G	80%	102%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$8,501

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$87,079,641
Gross unrealized depreciation	(44,582,334)
Net unrealized appreciation (depreciation)	$42,497,307
Tax Cost	$4,377,357,103

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,551,168
Capital loss carryforward	$(194,448,673)
Net unrealized appreciation (depreciation) on securities and other investments	$42,497,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(89,105,446)
Long-term	(105,343,227)
Total capital loss carryforward	$(194,448,673)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$141,505,198	$120,296,730

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	804,722,465	454,908,783
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Bond Fund	1,335	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,960.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Intermediate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 36.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $107,067,924 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $141,505,198 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703559.128
IBF-ANN-1025
Fidelity® SAI Low Duration Bond Fund
(formerly Fidelity® SAI Low Duration Income Fund)

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Low Duration Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 22.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	15,576,000	15,576,125
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	25,000,000	25,037,075
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	11,685,000	11,672,719
TOTAL BAILIWICK OF JERSEY		52,285,919
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	4,394,845	4,421,843
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	957,397	970,118
TOTAL CANADA		5,391,961
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	9,144,325	9,132,895
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	25,476,995	25,476,996
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	19,000,000	18,999,867
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	11,316,000	11,336,097
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	17,693,000	17,705,969
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	21,514,000	21,514,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	29,514,000	29,514,001
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	17,591,000	17,607,465
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	17,992,000	18,015,785
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	16,813,000	16,859,841
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	14,130,000	14,133,193
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.5876% 10/15/2030 (b)(c)(d)	1,658,056	1,659,018
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	2,899,786	2,903,265
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	8,473,753	8,478,855
Palmer Square Loan Funding Ltd Series 2024-3A Class A1AR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 4/15/2031 (b)(c)(d)	3,307,215	3,305,098
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	7,999,000	8,016,934
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.5092% 7/15/2030 (b)(c)(d)	4,207,293	4,209,283
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	13,911,000	13,928,305
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.534% 4/17/2030 (b)(c)(d)	580,653	580,261
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	15,282,558	15,296,679
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		258,673,807
UNITED STATES - 18.0%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	6,454,361	6,459,557
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	5,535,611	5,542,512
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	2,652,187	2,654,040
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	12,156,000	12,301,658
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	7,358,415	7,399,705
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	1,079,774	1,087,818
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	3,535,000	3,544,051
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	1,837,340	1,841,781
BMW Vehicle Owner Trust Series 2022-A Class A3, 3.21% 8/25/2026	55,972	55,918
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	1,473,359	1,474,687
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	7,105,000	7,115,173
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	20,308,000	19,930,029
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	20,829,000	20,844,899
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	12,336,521	12,348,527
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	1,773,545	1,774,835
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	4,924,357	4,933,294
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	7,800,369	7,819,879
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	8,829,621	8,845,067
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	19,645,000	19,692,364
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	448,247	449,682
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	18,785,000	18,819,140
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	5,450,439	5,453,939
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	4,191,658	4,193,742
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	75,902	75,811
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	640,765	641,169
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	14,263,559	14,393,815
Chase Auto Owner Trust Series 2024-2A Class A3, 5.52% 6/25/2029 (b)	15,000,000	15,208,613
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	2,938,219	2,945,323
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	6,430,225	6,442,917
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	423,918	424,115
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	2,026,087	2,027,837
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	947,411	947,840
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	2,675,000	2,685,194
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (b)	3,136,121	3,140,336
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	3,743,824	3,748,875
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	11,781,564	11,799,316
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	4,800,000	4,808,129
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	7,650,000	7,669,894
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	324	323
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	11,855,000	11,890,213
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	4,565,108	4,588,349
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	230,982	231,057
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	4,085,000	4,101,330
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	11,615,000	11,640,682
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	22,802,000	22,877,566
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	214,198	214,130
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	2,373,309	2,379,606
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	2,549,112	2,587,128
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	10,072,086	10,151,221
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	8,858,823	8,905,432
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	21,602,843	21,659,745
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	16,100,000	16,155,427
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	2,050,356	2,060,533
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	17,540,000	17,567,794
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	14,571,000	14,576,458
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	690,271	692,311
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	9,915,000	9,942,207
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	21,508,000	21,529,271
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	18,300,000	18,278,388
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	15,639,297	15,667,706
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	24,000,000	23,901,850
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (b)	10,000,000	9,957,059
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	20,800,000	20,840,785
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	78,625	78,597
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	6,466,183	6,482,836
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	12,500,000	12,593,298
GM Financial Automobile Leasing Trust Series 2024-3 Class A3, 4.21% 10/20/2027	16,900,000	16,911,632
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	2,467,466	2,462,658
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	797,172	797,450
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	2,387,172	2,389,640
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	9,977,894	9,986,983
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	21,940,000	21,964,457
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	19,105,000	19,118,020
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0927% 3/15/2029 (b)(c)(d)	16,000,000	16,011,931
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	19,600,000	19,707,504
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	12,980,000	13,001,407
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	1,640,000	1,644,531
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	19,648,000	19,672,527
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	4,832,459	4,840,345
Honda Auto Receivables Series 2024-2 Class A3, 5.27% 11/20/2028	17,000,000	17,193,265
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	4,142,070	4,148,525
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	1,646,245	1,647,145
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	15,953,937	15,997,020
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	364,671	364,803
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	5,655,876	5,663,159
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	18,750,000	18,816,504
Hyundai Auto Receivables Trust Series 2023-C Class A2A, 5.8% 1/15/2027	248,896	249,039
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	3,489,442	3,494,906
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	11,123,948	11,135,517
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	13,240,000	13,279,516
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	7,021,697	7,028,096
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7727% 8/16/2027 (c)(d)	10,738,186	10,742,061
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	20,000,000	20,020,740
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	10,470,000	10,512,147
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	4,378,012	4,398,546
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	20,270,000	20,334,854
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	9,585,000	9,634,924
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	1,617,127	1,618,762
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	64,644	64,680
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	9,083,603	9,105,480
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	15,125,000	15,194,012
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	1,032,370	1,032,604
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (b)	1,984,220	1,988,714
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0127% 2/15/2028 (b)(c)(d)	24,000,000	24,019,126
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	1,064,165	1,059,881
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	1,175,081	1,175,806
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	9,405,136	9,409,708
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	12,255,000	12,286,712
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	1,710,000	1,721,610
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	1,725,900	1,727,453
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	5,137,901	5,151,985
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	17,739,646	17,771,920
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	1,522,663	1,523,848
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	2,051,757	2,052,727
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	18,450,000	18,488,793
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	3,137,397	3,142,090
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	4,193,036	4,197,581
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	15,420,000	15,457,380
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	21,000,000	21,039,058
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	5,040,000	5,043,183
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	4,980,080	4,983,854
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	2,745,880	2,748,998
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	2,002,943	1,999,323
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	7,613,755	7,625,933
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	481,451	481,759
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	5,072,598	5,078,758
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	28,815,000	28,869,408
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	3,997,367	4,007,897
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	29,200,000	29,222,794
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,878,873	1,889,634
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	20,575,000	20,636,585
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	16,945,000	17,053,409
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	7,360,245	7,457,209
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.1899% 2/18/2039 (b)(c)	12,358,230	12,395,108
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3599% 6/21/2039 (b)(c)(d)	8,258,795	8,319,840
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	19,700,000	19,758,244
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	23,600,000	23,646,058
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	22,068,000	22,084,107
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	3,328,900	3,332,529
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	5,987,601	6,004,370
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	5,552,945	5,563,714
TOTAL UNITED STATES		1,273,695,279
TOTAL ASSET-BACKED SECURITIES (Cost $1,585,603,285)		1,590,046,966

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $23,460,867)	23,400,000	23,506,609

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,832,689	1,802,734
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	197,520	195,934
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	213,997	210,541
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	3,686,902	3,582,932
TOTAL UNITED STATES		5,792,141
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,734,628)		5,792,141

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	17,695,000	17,772,417
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,051,376	1,041,453
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	1,842,095	1,827,809
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	2,472,644	2,477,280
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	15,621,272	15,640,781
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	7,782,089	7,801,544
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	4,810,913	4,810,913
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	2,838,975	2,844,298
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	1,937,533	1,942,978
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	7,188,942	7,206,914
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	15,426,833	15,407,556
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	4,077,312	4,076,037
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	3,653,893	3,651,610
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	591,000	590,815
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	15,899,640	15,894,672
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	5,634,469	5,643,273
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	738,830	733,370
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	571,321	566,322
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,312,765	1,300,652
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	6,540,502	6,536,415
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	809,587	802,074
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	268,017	265,788
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	7,914,000	7,696,365
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	2,275,000	2,275,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	2,036,061	2,014,299
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	245,812	245,965
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	4,497,868	4,496,463
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	6,601,000	6,601,000
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,426,880	1,414,057
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	3,425,639	3,396,746
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8976% 1/15/2059 (c)(d)	4,806,589	4,812,149
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	485,323	482,139
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	631,840	627,476
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	7,707,000	7,718,942
TOTAL UNITED STATES		160,615,572
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $160,091,614)		160,615,572

Non-Convertible Corporate Bonds - 43.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 1.625% 4/27/2026 (b)	24,782,000	24,308,406
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.1108% 10/1/2026 (b)(c)(d)	20,934,000	20,983,107

TOTAL AUSTRALIA		45,291,513
CANADA - 3.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd 4.875% 1/15/2026	28,000,000	27,999,883
Financials - 3.0%
Banks - 3.0%
Bank of Montreal 0.949% 1/22/2027 (c)	20,600,000	20,313,509
Bank of Montreal 4.567% 9/10/2027 (c)	28,606,000	28,675,676
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9867% 1/27/2027 (b)(c)(d)	23,000,000	23,006,483
National Bank of Canada 4.95% 2/1/2028 (c)	26,561,000	26,809,486
Royal Bank of Canada 4.51% 10/18/2027 (c)	24,545,000	24,601,060
Royal Bank of Canada 5.069% 7/23/2027 (c)	30,425,000	30,626,474
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	30,000,000	30,068,525
Toronto Dominion Bank 4.568% 12/17/2026	31,000,000	31,147,003
		215,248,216
TOTAL CANADA		243,248,099
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,302,000	12,304,896
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	27,404,000	27,429,330

TOTAL DENMARK		39,734,226
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0571% 3/17/2028 (b)(c)(d)	20,421,000	20,492,276
FRANCE - 1.2%
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	10,214,000	10,094,719
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	25,000,000	24,395,680
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	30,506,000	30,105,844
Societe Generale SA 1.792% 6/9/2027 (b)(c)	21,044,000	20,598,384

TOTAL FRANCE		85,194,627
GERMANY - 2.0%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (b)(c)(d)	22,600,000	22,685,880
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	12,000,000	12,012,437
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9838% 7/31/2026 (b)(c)(d)	22,000,000	22,061,233
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1408% 4/1/2027 (b)(c)(d)	14,000,000	14,049,438
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	27,000,000	27,008,411
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.4137% 8/14/2026 (b)(c)(d)	21,978,000	22,032,061
		119,849,460
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	25,200,000	25,056,848
TOTAL GERMANY		144,906,308
IRELAND - 1.2%
Financials - 0.9%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	3,933,000	3,829,893
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	23,195,000	23,194,063
		27,023,956
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	13,279,000	13,007,043
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	21,000,000	20,995,434
		34,002,477
TOTAL FINANCIALS		61,026,433

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	20,000,000	19,761,335
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	3,195,000	3,186,814
		22,948,149
TOTAL IRELAND		83,974,582
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(f)	11,493,000	11,222,210
JAPAN - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,008,000	1,014,393
Financials - 1.4%
Banks - 1.4%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	20,200,000	19,707,413
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	19,894,000	19,324,007
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	22,900,000	22,394,817
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	8,337,000	8,144,734
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	28,290,000	27,491,102
		97,062,073
TOTAL JAPAN		98,076,466
NETHERLANDS - 2.0%
Financials - 1.6%
Banks - 1.6%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,611,000	8,419,709
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1384% 9/18/2027 (b)(c)(d)	17,900,000	18,099,942
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(c)	19,741,000	19,698,614
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	20,000,000	20,052,560
ING Groep NV 1.726% 4/1/2027 (c)	21,004,000	20,691,383
ING Groep NV 6.083% 9/11/2027 (c)	24,835,000	25,252,730
		112,214,938
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	14,600,000	14,536,985
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000,000	15,030,107
		29,567,092
TOTAL NETHERLANDS		141,782,030
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 5.896% 10/9/2026 (b)(c)	11,900,000	11,915,199
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	8,330,000	8,149,106
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.364% 1/30/2027 (b)(c)	25,000,000	24,688,013
UBS Group AG 1.494% 8/10/2027 (b)(c)	23,000,000	22,385,763

TOTAL SWITZERLAND		47,073,776
UNITED KINGDOM - 2.9%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT International Finance PLC 1.668% 3/25/2026	6,815,000	6,710,031
Financials - 2.3%
Banks - 2.3%
Barclays PLC 5.829% 5/9/2027 (c)	31,250,000	31,533,280
Barclays PLC 6.496% 9/13/2027 (c)	2,000,000	2,041,523
Barclays PLC 7.325% 11/2/2026 (c)	20,926,000	21,016,241
HSBC Holdings PLC 2.251% 11/22/2027 (c)	13,000,000	12,677,279
HSBC Holdings PLC 4.292% 9/12/2026 (c)	8,000,000	7,999,509
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	24,446,000	23,983,038
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.912% 8/7/2027 (c)(d)	18,000,000	18,165,520
NatWest Group PLC 1.642% 6/14/2027 (c)	7,764,000	7,599,445
NatWest Group PLC 5.847% 3/2/2027 (c)	30,939,000	31,158,698
NatWest Group PLC 7.472% 11/10/2026 (c)	7,101,000	7,138,906
		163,313,439
Health Care - 0.4%
Pharmaceuticals - 0.4%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	25,080,000	25,165,057
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings Inc 3.85% 12/15/2025 (b)	12,550,000	12,523,415
TOTAL UNITED KINGDOM		207,711,942
UNITED STATES - 26.7%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Sprint LLC 7.625% 3/1/2026	17,000,000	17,084,532
T-Mobile USA Inc 1.5% 2/15/2026	21,335,000	21,051,530
T-Mobile USA Inc 2.625% 4/15/2026	20,000,000	19,772,568
		57,908,630
Consumer Discretionary - 2.5%
Automobiles - 1.6%
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.9046% 5/11/2026 (c)(d)	22,000,000	22,039,365
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9966% 5/20/2026 (c)(d)	32,000,000	32,064,961
General Motors Financial Co Inc 5.25% 3/1/2026	23,650,000	23,689,979
Hyundai Capital America 5.45% 6/24/2026 (b)	13,511,000	13,614,258
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	21,530,000	21,642,632
		113,051,195
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	21,570,000	21,627,462
Specialty Retail - 0.6%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	17,610,000	17,620,530
Lowe's Cos Inc 2.5% 4/15/2026	2,897,000	2,865,585
Ross Stores Inc 0.875% 4/15/2026	18,982,000	18,570,168
		39,056,283
TOTAL CONSUMER DISCRETIONARY		173,734,940

Consumer Staples - 1.2%
Beverages - 0.7%
Constellation Brands Inc 4.4% 11/15/2025	20,582,000	20,563,396
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	26,204,000	26,207,410
		46,770,806
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.45% 3/1/2027 (b)	9,469,000	9,526,108
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	21,313,000	21,374,424
		30,900,532
Food Products - 0.0%
The Campbell's Company 5.3% 3/20/2026	3,502,000	3,517,306
Tobacco - 0.1%
Philip Morris International Inc 4.875% 2/13/2026	5,000,000	5,008,924
TOTAL CONSUMER STAPLES		86,197,568

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.726% 2/26/2027 (c)(d)	21,318,000	21,340,668
EQT Corp 3.125% 5/15/2026 (b)	5,044,000	4,984,989
MPLX LP 1.75% 3/1/2026	11,365,000	11,212,049
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	22,582,000	22,723,340
Williams Cos Inc/The 5.4% 3/2/2026	6,000,000	6,028,030
		66,289,076
Financials - 15.1%
Banks - 8.1%
Bank of America Corp 1.658% 3/11/2027 (c)	23,000,000	22,673,390
Bank of America Corp 1.734% 7/22/2027 (c)	14,920,000	14,579,666
Bank of America Corp 3.559% 4/23/2027 (c)	23,000,000	22,885,460
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	25,100,000	25,287,805
Citigroup Inc 5.61% 9/29/2026 (c)	22,000,000	22,015,701
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.497% 5/7/2028 (c)(d)	19,000,000	19,127,448
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (c)(d)	18,225,000	18,214,658
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	23,950,000	23,613,534
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	20,000,000	19,853,426
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	17,000,000	16,506,967
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	28,000,000	27,519,587
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	28,456,000	29,015,114
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	18,500,000	18,514,951
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0352% 10/15/2027 (c)(d)	24,500,000	24,568,548
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	22,100,000	22,160,663
PNC Bank NA U.S. SOFR Index + 0.73%, 5.08% 7/21/2028 (c)(d)	16,414,000	16,438,324
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,000,000	23,131,687
Truist Bank U.S. SOFR Index + 0.77%, 5.1236% 7/24/2028 (c)(d)	22,000,000	22,004,180
Truist Financial Corp 5.9% 10/28/2026 (c)	23,500,000	23,544,849
Truist Financial Corp 6.047% 6/8/2027 (c)	19,300,000	19,521,750
US Bancorp 5.727% 10/21/2026 (c)	23,300,000	23,335,268
US Bancorp 6.787% 10/26/2027 (c)	17,119,000	17,594,075
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.2628% 5/15/2028 (c)(d)	32,800,000	32,990,297
Wells Fargo & Co 3.196% 6/17/2027 (c)	24,200,000	23,990,370
Wells Fargo & Co 3.526% 3/24/2028 (c)	14,790,000	14,632,304
Wells Fargo & Co 4.9% 1/24/2028 (c)	15,849,000	15,986,730
Wells Fargo & Co 5.707% 4/22/2028 (c)	13,770,000	14,083,647
		573,790,399
Capital Markets - 4.5%
Athene Global Funding 1.608% 6/29/2026 (b)	7,905,000	7,732,015
Athene Global Funding 2.95% 11/12/2026 (b)	7,545,000	7,418,258
Athene Global Funding 4.86% 8/27/2026 (b)	26,208,000	26,340,769
Athene Global Funding 4.95% 1/7/2027 (b)	24,000,000	24,204,129
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	26,050,000	26,171,170
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	25,000,000	25,071,438
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	25,000,000	24,772,742
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	22,330,000	21,982,543
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	20,000,000	19,431,008
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	14,935,000	15,077,424
Morgan Stanley 0.985% 12/10/2026 (c)	16,914,000	16,748,817
Morgan Stanley 1.512% 7/20/2027 (c)	24,220,000	23,620,902
Morgan Stanley 1.593% 5/4/2027 (c)	31,920,000	31,325,295
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.2054% 9/2/2027 (b)(c)(d)	20,600,000	20,620,406
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.8199% 11/25/2026 (c)(d)	14,768,000	14,787,579
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	10,395,000	10,462,933
		315,767,428
Consumer Finance - 1.1%
American Express Co 5.645% 4/23/2027 (c)	23,000,000	23,186,182
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	29,800,000	29,843,268
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1243% 8/7/2026 (c)(d)	22,559,000	22,659,131
		75,688,581
Financial Services - 0.5%
CNH Industrial Capital LLC 1.875% 1/15/2026	13,905,000	13,754,526
CNH Industrial Capital LLC 5.45% 10/14/2025	22,742,000	22,761,669
		36,516,195
Insurance - 0.9%
Brown & Brown Inc 4.6% 12/23/2026	7,970,000	8,007,364
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,548,000	12,620,590
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	18,565,000	18,698,519
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3199% 1/14/2028 (b)(c)(d)	20,150,000	20,207,959
Trinity Acq PLC 4.4% 3/15/2026	5,715,000	5,707,872
		65,242,304
TOTAL FINANCIALS		1,067,004,907

Health Care - 1.1%
Health Care Providers & Services - 1.0%
Cigna Group/The 1.25% 3/15/2026	8,826,000	8,680,026
CVS Health Corp 5% 2/20/2026	17,156,000	17,196,036
HCA Inc 5.25% 6/15/2026	11,731,000	11,751,530
HCA Inc 5.875% 2/15/2026	30,900,000	30,925,477
		68,553,069
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.8412% 2/20/2026 (c)(d)	10,569,000	10,584,719
TOTAL HEALTH CARE		79,137,788

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 3.1% 5/1/2026	20,400,000	20,218,127
RTX Corp 5.75% 11/8/2026	10,707,000	10,884,681
		31,102,808
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	14,669,000	14,427,421
TOTAL INDUSTRIALS		45,530,229

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC / EMC Corp 4.9% 10/1/2026	8,420,000	8,454,915
Dell International LLC / EMC Corp 6.02% 6/15/2026	30,600,000	30,867,690
		39,322,605
Software - 0.9%
Oracle Corp 2.65% 7/15/2026	20,000,000	19,721,112
VMware LLC 1.4% 8/15/2026	28,865,000	28,065,405
VMware LLC 4.65% 5/15/2027	17,359,000	17,469,692
		65,256,209
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	10,880,000	10,895,351
TOTAL INFORMATION TECHNOLOGY		115,474,165

Materials - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	16,234,000	16,084,856
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	10,274,000	10,243,559
		26,328,415
Real Estate - 0.8%
Office REITs - 0.4%
COPT Defense Properties LP 2.25% 3/15/2026	28,296,000	27,896,196
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.375% 4/15/2026	8,817,000	8,756,871
Specialized REITs - 0.3%
American Tower Corp 1.3% 9/15/2025	23,000,000	22,969,411
TOTAL REAL ESTATE		59,622,478

Utilities - 1.7%
Electric Utilities - 1.2%
DTE Electric Co 4.25% 5/14/2027	4,202,000	4,218,772
Eversource Energy 4.75% 5/15/2026	16,000,000	16,036,965
Exelon Corp 3.4% 4/15/2026	8,680,000	8,628,643
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	10,060,000	10,155,073
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	12,370,000	12,455,127
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	29,900,000	29,900,928
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	5,422,000	5,461,928
		86,857,436
Multi-Utilities - 0.5%
Dominion Energy Inc 1.45% 4/15/2026	26,750,000	26,278,412
WEC Energy Group Inc 5% 9/27/2025	6,000,000	6,000,170
		32,278,582
TOTAL UTILITIES		119,136,018

TOTAL UNITED STATES		1,896,364,214
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,071,150,800)		3,085,136,574

Certificates of Deposit - 4.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.69% 10/10/2025 (c)(d)	4.69	23,000,000	23,005,969
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.68% 12/31/2025 (c)(d)	4.68	19,000,000	19,010,196
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 9/23/2025 (c)(d)	4.69	20,000,000	20,003,840
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.7% 7/23/2026 (c)(d)	4.70	20,000,000	19,999,250
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.72% 9/9/2025 (c)(d)	4.72	23,200,000	23,201,912
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.74% 11/12/2025 (c)(d)	4.74	23,000,000	23,011,880
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 11/17/2025 (c)(d)	4.69	19,800,000	19,808,373
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.74% 5/8/2026 (c)(d)	4.74	25,000,000	25,018,140
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.66% 11/17/2025 (c)(d)	4.66	19,800,000	19,806,774
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.69% 11/18/2025 (c)(d)	4.69	19,800,000	19,809,660
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.31%, 4.65% 11/4/2025 (c)(d)	4.65	24,000,000	24,007,935
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.69% 11/19/2025 (c)(d)	4.69	19,800,000	19,809,783
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.74% 4/15/2026 (c)(d)	4.74	34,000,000	34,033,510
TOTAL CERTIFICATES OF DEPOSIT (Cost $290,400,000)			290,527,222

Commercial Paper - 2.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.73% 11/21/2025 (c)(d)	4.73	19,800,000	19,809,753
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.76% 10/17/2025 (c)(d)	4.74	23,000,000	23,008,163
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.89% 4/30/2026 (c)(d)	4.89	24,000,000	24,030,199
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.64% 2/6/2026 (c)(d)	4.64	24,500,000	24,509,308
National Bank of Canada U.S. SOFR Index + 0.25%, 4.59% 12/17/2025 (c)(d)	4.59	20,000,000	20,004,394
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.71% 10/3/2025 (c)(d)	4.71	20,000,000	20,004,994
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.81% 4/27/2026 (c)(d)	4.81	27,000,000	27,032,738
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.74% 4/10/2026 (c)(d)	4.74	34,000,000	34,036,696
TOTAL COMMERCIAL PAPER (Cost $192,300,000)			192,436,245

U.S. Treasury Obligations - 21.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	4.20	42,306,700	41,622,416
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	224,596,700	223,763,235
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.36	680,000,000	683,373,440
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	575,100,000	575,333,634
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,519,792,945)			1,524,092,725

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $230,152,360)	4.36	230,106,339	230,152,360

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,078,686,499)	7,102,306,414
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,283,152)
NET ASSETS - 100.0%	7,093,023,262

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,933,212,159 or 27.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	329,118,148	4,947,382,975	5,046,348,763	11,801,507	-	-	230,152,360	230,106,339	0.4%
Fidelity Securities Lending Cash Central Fund	-	2,703,021,808	2,703,021,808	57,540	-	-	-	-	0.0%
Total	329,118,148	7,650,404,783	7,749,370,571	11,859,047	-	-	230,152,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,590,046,966	-	1,590,046,966	-

Bank Notes
Financials	23,506,609	-	23,506,609	-

Collateralized Mortgage Obligations	5,792,141	-	5,792,141	-

Commercial Mortgage Securities	160,615,572	-	144,720,900	15,894,672

Non-Convertible Corporate Bonds
Communication Services	58,923,023	-	58,923,023	-
Consumer Discretionary	293,584,400	-	293,584,400	-
Consumer Staples	92,907,599	-	92,907,599	-
Energy	94,288,959	-	94,288,959	-
Financials	1,953,486,064	-	1,953,486,064	-
Health Care	104,302,845	-	104,302,845	-
Industrials	81,001,793	-	81,001,793	-
Information Technology	145,041,257	-	145,041,257	-
Materials	71,619,928	-	71,619,928	-
Real Estate	59,622,478	-	59,622,478	-
Utilities	130,358,228	-	130,358,228	-

Certificates of Deposit	290,527,222	-	290,527,222	-

Commercial Paper	192,436,245	-	192,436,245	-

U.S. Treasury Obligations	1,524,092,725	-	1,524,092,725	-

Money Market Funds	230,152,360	230,152,360	-	-
Total Investments in Securities:	7,102,306,414	230,152,360	6,856,259,382	15,894,672
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,848,534,139)	$6,872,154,054
Fidelity Central Funds (cost $230,152,360)	230,152,360

Total Investment in Securities (cost $7,078,686,499)		$7,102,306,414
Cash		71,630
Receivable for fund shares sold		8,618,181
Interest receivable		44,772,444
Distributions receivable from Fidelity Central Funds		550,164
Prepaid expenses		9,146
Total assets		7,156,327,979
Liabilities
Payable for investments purchased	$50,114,000
Payable for fund shares redeemed	7,566,443
Distributions payable	4,184,905
Accrued management fee	1,207,553
Other payables and accrued expenses	231,816
Total liabilities		63,304,717
Net Assets		$7,093,023,262
Net Assets consist of:
Paid in capital		$6,990,753,863
Total accumulated earnings (loss)		102,269,399
Net Assets		$7,093,023,262
Net Asset Value, offering price and redemption price per share ($7,093,023,262 ÷ 699,799,438 shares)		$10.14
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$362,085,200
Income from Fidelity Central Funds (including $57,540 from security lending)		11,859,047
Total income		373,944,247
Expenses
Management fee	$15,240,125
Custodian fees and expenses	69,448
Independent trustees' fees and expenses	19,123
Registration fees	470,242
Audit fees	60,182
Legal	6,410
Miscellaneous	27,854
Total expenses before reductions	15,893,384
Expense reductions	(669,574)
Total expenses after reductions		15,223,810
Net Investment income (loss)		358,720,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,881,356
Total net realized gain (loss)		12,881,356
Change in net unrealized appreciation (depreciation) on investment securities		(954,146)
Net gain (loss)		11,927,210
Net increase (decrease) in net assets resulting from operations		$370,647,647
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$358,720,437	$344,978,907
Net realized gain (loss)	12,881,356	4,095,425
Change in net unrealized appreciation (depreciation)	(954,146)	43,237,721
Net increase (decrease) in net assets resulting from operations	370,647,647	392,312,053
Distributions to shareholders	(383,752,885)	(296,093,102)

Share transactions
Proceeds from sales of shares	4,719,194,160	4,154,854,144
Reinvestment of distributions	333,876,465	263,876,489
Cost of shares redeemed	(5,444,081,243)	(3,283,226,409)

Net increase (decrease) in net assets resulting from share transactions	(391,010,618)	1,135,504,224
Total increase (decrease) in net assets	(404,115,856)	1,231,723,175

Net Assets
Beginning of period	7,497,139,118	6,265,415,943
End of period	$7,093,023,262	$7,497,139,118

Other Information
Shares
Sold	466,159,443	412,158,111
Issued in reinvestment of distributions	32,988,718	26,171,671
Redeemed	(537,751,515)	(325,848,813)
Net increase (decrease)	(38,603,354)	112,480,969

Financial Highlights
Fidelity® SAI Low Duration Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.01	$9.91	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.477	.519	.426	.063	.016
Net realized and unrealized gain (loss)	.021	.069	.016	(.102)	.007
Total from investment operations	.498	.588	.442	(.039)	.023
Distributions from net investment income	(.505)	(.448)	(.342)	(.059)	(.013)
Distributions from net realized gain	(.003)	-	-	(.002)	-
Total distributions	(.508)	(.448)	(.342)	(.061)	(.013)
Net asset value, end of period	$10.14	$10.15	$10.01	$9.91	$10.01
Total Return D,E	5.04%	6.00%	4.54%	(.38)%	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.21%	.26%	.30%	.34% H
Expenses net of fee waivers, if any	.20%	.20%	.21%	.22%	.22% H
Expenses net of all reductions, if any	.20%	.20%	.21%	.22%	.22% H
Net investment income (loss)	4.71%	5.16%	4.30%	.63%	.17% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,093,023	$7,497,139	$6,265,416	$4,176,846	$4,227,685
Portfolio turnover rate I	80%	68%	46%	59%	15% H,J

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Low Duration Bond Fund (the Fund) (formerly Fidelity SAI Low Duration Income Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,902,865
Gross unrealized depreciation	(376,479)
Net unrealized appreciation (depreciation)	$41,526,386
Tax Cost	$7,060,780,028

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$56,189,094
Undistributed long-term capital gain	$4,553,918
Net unrealized appreciation (depreciation) on securities and other investments	$41,526,386

The tax character of distributions paid was as follows:
	August 31, 2025	August 31, 2024
Ordinary Income	$382,218,446	$ 296,093,102
Long-term Capital Gains	1,534,439	-
Total	$383,752,885	$ 296,093,102

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Bond Fund	4,233,546,659	4,116,598,411
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
Amount ($)
Fidelity SAI Low Duration Bond Fund	10,816
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Low Duration Bond Fund	6,197	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $636,608.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $32,966.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Low Duration Bond Fund (formerly Fidelity SAI Low Duration Income Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Low Duration Bond Fund (formerly Fidelity SAI Low Duration Income Fund) (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from September 15, 2020 (commencement of operations) through August 31, 2021, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 15, 2020 (commencement of operations) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $6,088,356, or, if subsequently determined to be different, the net capital gain of such year.

A total of 20.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $382,218,447 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900847.104
LDI-ANN-1025
Fidelity® SAI Short-Term Bond Fund

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Short-Term Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 17.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	8,402,000	8,402,067
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	10,108,000	10,122,991
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	6,365,000	6,358,310
TOTAL BAILIWICK OF JERSEY		24,883,368
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	2,165,928	2,179,233
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	488,961	495,457
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,337,136	1,353,652
TOTAL CANADA		4,028,342
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	4,956,672	4,950,476
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	13,328,261	13,328,261
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.482% 4/22/2035 (b)(c)(d)	7,000,000	7,001,148
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2036 (b)(c)(d)	4,700,000	4,702,844
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	10,200,000	10,199,929
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	6,123,000	6,133,874
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	9,543,000	9,549,995
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	4,373,000	4,380,434
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	11,192,000	11,192,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	15,392,000	15,392,000
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	9,501,000	9,509,893
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	9,615,000	9,627,711
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	9,127,000	9,152,428
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 5.265% 5/21/2034 (b)(c)(d)	8,280,000	8,287,088
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	14,190,000	14,193,207
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	1,572,384	1,574,270
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	4,429,011	4,431,677
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	4,187,000	4,196,387
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.5092% 7/15/2030 (b)(c)(d)	1,829,243	1,830,108
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	7,527,000	7,536,364
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.534% 4/17/2030 (b)(c)(d)	231,550	231,393
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	9,339,341	9,347,971
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		166,749,458
UNITED STATES - 12.2%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	3,508,652	3,511,477
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	3,031,923	3,035,703
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,453,467	1,462,173
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	8,100,000	8,263,317
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	6,505,000	6,566,811
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	2,505,617	2,526,433
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	3,862,796	3,884,471
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	925,000	943,709
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	855,000	856,473
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,695,000	1,717,017
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	751,625	753,442
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	717,000	723,497
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	6,739,177	6,823,286
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	3,762,960	3,775,824
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	7,935,000	7,991,926
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,399,575	1,417,823
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	3,478,000	3,500,167
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,385,000	1,404,286
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	5,727,000	5,794,605
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	6,905,000	6,969,865
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	37,472	37,426
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,410,000	1,422,876
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	7,192,000	7,283,679
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	8,711,000	8,790,950
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	3,483,000	3,501,617
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,750,000	1,764,023
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.937% 7/25/2034 (c)(d)	48,792	47,987
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	6,525,000	6,581,061
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	1,134,589	1,139,499
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,756,506	2,771,863
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	3,031,000	3,057,043
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,936,000	1,947,223
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	623,000	630,221
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	595,000	609,134
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,618,000	3,653,294
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	8,579,380	8,507,701
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	95,648	95,617
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	1,134,955	1,137,966
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	3,031,231	3,050,736
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,315,943	1,335,569
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	5,203,532	5,244,415
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	6,368,000	6,457,920
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,319,000	2,338,725
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	6,325,000	6,429,314
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,257,000	1,280,482
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	7,750,000	7,770,439
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	11,603,000	11,614,475
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	10,580,000	10,567,505
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	4,343,000	4,263,386
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	3,711,580	3,736,188
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	4,420,000	4,469,081
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	9,304,000	9,473,616
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	7,085,000	7,188,790
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,570,000	3,600,379
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	534,039	532,998
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	5,591,493	5,648,550
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	1,254,766	1,256,064
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	206,317	206,574
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	8,395,985	8,421,753
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	6,911,000	6,969,833
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	9,920,000	10,058,529
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,465,000	2,498,307
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	925,000	927,556
Honda Auto Receivables Owner Trust Series 2023-1 Class A3, 5.04% 4/21/2027	1,996,822	2,002,051
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	9,089,000	9,170,629
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	4,434,000	4,479,711
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,564,000	1,578,757
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	12,685,000	12,808,521
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	9,145,000	9,230,860
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	10,000,000	10,010,371
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,629,000	1,656,815
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	915,013	915,938
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	33,889	33,907
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	3,043,107	3,085,573
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,589,777	1,601,999
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	3,531,391	3,559,059
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,761,000	2,792,266
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	281,816	280,682
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	634,666	635,057
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	6,105,000	6,141,457
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,485,000	2,487,971
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,036,475	2,054,988
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	7,605,000	7,618,618
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	979,073	979,954
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,907,347	2,915,316
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	2,460,000	2,469,147
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,882,000	1,896,123
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,595,000	1,598,354
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	5,782,067	5,821,744
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	2,553,002	2,566,820
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,072,000	1,083,805
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	2,870,000	2,871,813
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	6,446,000	6,495,246
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (c)(d)	65,121	67,835
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	2,311,702	2,317,558
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	3,567,000	3,595,132
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	3,233,170	3,242,279
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	4,383,000	4,433,038
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	3,368,475	3,377,349
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,070,264	1,075,520
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	974,188	979,768
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	2,147,396	2,161,353
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	3,360,000	3,399,719
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	7,552,000	7,609,475
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	10,600,000	10,752,877
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,119,000	5,191,475
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,800,976	2,816,573
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	10,670,000	10,787,137
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	793,000	795,166
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	11,800,000	11,901,472
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,800,280	3,850,345
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	7,161,657	7,243,113
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,487,675	2,507,107
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	7,905,000	7,970,141
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	12,500,000	12,551,291
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	4,872,242	4,922,619
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	8,000,000	8,041,378
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	651,616	655,334
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	4,901,000	4,953,458
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	5,984,000	6,008,904
TOTAL UNITED STATES		494,293,637
TOTAL ASSET-BACKED SECURITIES (Cost $685,399,012)		689,954,805

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,104,362	1,871,385
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	961,430	945,716
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	483,375	480,801
CSMC Trust Series 2021-RPL9 Class A1, 3.858% 2/25/2061 (b)(c)	3,343,055	3,517,271
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	10,098	10,274
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7629% 5/25/2045 (c)(d)	707,404	703,394
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8129% 7/25/2046 (c)(d)	731,935	730,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	92,062	91,760
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,041,303	963,774
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	2,532,536	2,531,965
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	554,136	521,644
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	99,746	98,946
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	112,365	110,551
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	2,078,900	2,020,275
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	1,742,679	1,747,088
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,865,532	3,761,694
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	551	512
TOTAL UNITED STATES		20,107,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,138,528)		20,107,294

Commercial Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	9,615,000	9,657,066
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	847,128	813,210
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,193,470	1,167,980
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	2,278,000	2,253,973
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	1,295,149	1,297,578
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	2,277,000	2,281,269
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	4,061,377	4,071,531
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	991,101	984,907
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	2,267,000	2,265,589
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	1,628,127	1,628,127
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	1,484,286	1,487,069
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	1,476,303	1,480,452
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	7,701,128	7,717,974
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	3,762,716	3,772,123
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	8,339,475	8,329,054
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	1,784,895	1,784,338
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	1,563,530	1,562,553
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	310,000	309,903
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(f)	1,664,048	1,663,528
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	2,996,212	3,000,893
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	5,961,000	5,961,930
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,635,494	3,147,139
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,211,501	1,847,815
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	31,941	31,897
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	4,412,000	4,404,632
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,245,177	1,227,206
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	342,416	339,835
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	2,863,143	2,861,354
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	787,079	786,833
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	1,074,493	1,051,012
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	1,243,000	1,242,226
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	612,567	600,346
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	3,413,000	3,319,143
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	995,000	995,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	667,027	663,998
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	127,489	127,569
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	2,024,963	2,024,331
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	5,059,000	5,059,000
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	219,244	218,429
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,928,195	1,927,573
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	4,155,000	4,161,438
TOTAL UNITED STATES		99,527,823
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,298,830)		99,527,823

Non-Convertible Corporate Bonds - 37.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 4.907% 4/1/2028 (b)	2,502,000	2,543,558
Glencore Funding LLC 5.338% 4/4/2027 (b)	14,000,000	14,213,679

TOTAL AUSTRALIA		16,757,237
CANADA - 1.8%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cenovus Energy Inc 4.25% 4/15/2027	8,606,000	8,600,112
Enbridge Inc 4.6% 6/20/2028	1,698,000	1,716,137
Enbridge Inc 5.25% 4/5/2027	3,961,000	4,024,635
Enbridge Inc 5.9% 11/15/2026	3,205,000	3,261,070
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,424,000	2,444,781
TransCanada PipeLines Ltd 4.25% 5/15/2028	8,000,000	8,004,942
		28,051,677
Financials - 1.1%
Banks - 1.1%
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	10,900,000	11,086,318
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	8,000,000	8,186,395
National Bank of Canada 4.95% 2/1/2028 (c)	10,443,000	10,540,697
Royal Bank of Canada 4.51% 10/18/2027 (c)	14,000,000	14,031,977
		43,845,387
TOTAL CANADA		71,897,064
DENMARK - 0.7%
Financials - 0.7%
Banks - 0.7%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	7,600,000	7,594,732
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,000,000	12,002,826
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	10,148,000	10,157,380

TOTAL DENMARK		29,754,938
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	12,820,000	12,940,142
BPCE SA 6.612% 10/19/2027 (b)(c)	2,945,000	3,013,522
Societe Generale SA 1.488% 12/14/2026 (b)(c)	5,100,000	5,053,482
Societe Generale SA 5.249% 5/22/2029 (b)(c)	13,300,000	13,501,785
Societe Generale SA 5.5% 4/13/2029 (b)(c)	2,932,000	2,996,916
Societe Generale SA 5.519% 1/19/2028 (b)(c)	7,000,000	7,089,657

TOTAL FRANCE		44,595,504
GERMANY - 2.9%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	10,000,000	10,112,018
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	8,000,000	8,091,812
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	5,000,000	5,086,754
		23,290,584
Financials - 1.2%
Capital Markets - 1.2%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	10,600,000	10,839,473
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	13,600,000	13,852,908
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	10,500,000	11,047,665
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	11,469,000	11,728,318
		47,468,364
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,602,000	6,591,626
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	10,000,000	9,961,574
Bayer US Finance LLC 6.125% 11/21/2026 (b)	8,900,000	9,056,381
		25,609,581
Industrials - 0.5%
Machinery - 0.5%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	9,000,000	8,753,782
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	3,849,000	3,903,185
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	7,000,000	7,066,477
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	3,257,000	3,310,059
		23,033,503
TOTAL GERMANY		119,402,032
IRELAND - 1.3%
Financials - 0.9%
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,716,000	7,627,659
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	8,800,000	8,734,260
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,050,000	5,160,440
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	12,466,000	12,868,521
		34,390,880
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	5,500,000	5,434,367
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	4,000,000	3,838,978
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,165,000	7,236,480
		16,509,825
TOTAL IRELAND		50,900,705
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	10,080,000	10,331,726
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	569,000	572,609
NTT Finance Corp 4.62% 7/16/2028 (b)	575,000	581,135
		1,153,744
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	5,134,000	5,223,377
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	10,000,000	10,319,124
TOTAL JAPAN		16,696,245
NETHERLANDS - 0.5%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	2,600,000	2,542,242
ABN AMRO Bank NV 6.575% 10/13/2026 (b)(c)	7,800,000	7,818,939
ING Groep NV 4.858% 3/25/2029 (c)	7,659,000	7,768,034
		18,129,215
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	2,694,000	2,699,685
TOTAL NETHERLANDS		20,828,900
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	690,000	683,016
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 4.703% 8/5/2027 (b)(c)	9,100,000	9,125,511
UBS Group AG 6.442% 8/11/2028 (b)(c)	13,100,000	13,616,240

TOTAL SWITZERLAND		22,741,751
UNITED KINGDOM - 4.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.557% 8/15/2027	14,000,000	13,817,954
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,254,458
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	2,698,000	2,674,808
		21,747,220
Financials - 4.0%
Banks - 3.8%
Barclays PLC 5.086% 2/25/2029 (c)	12,000,000	12,195,024
Barclays PLC 5.501% 8/9/2028 (c)	4,000,000	4,087,543
Barclays PLC 5.674% 3/12/2028 (c)	6,000,000	6,114,143
Barclays PLC 6.496% 9/13/2027 (c)	5,000,000	5,103,809
Barclays PLC 7.325% 11/2/2026 (c)	8,700,000	8,737,518
Barclays PLC 7.385% 11/2/2028 (c)	10,400,000	11,054,672
HSBC Holdings PLC 4.292% 9/12/2026 (c)	9,300,000	9,299,430
HSBC Holdings PLC 4.755% 6/9/2028 (c)	8,000,000	8,059,426
HSBC Holdings PLC 4.899% 3/3/2029 (c)	10,700,000	10,853,377
HSBC Holdings PLC 5.597% 5/17/2028 (c)	12,100,000	12,353,831
HSBC Holdings PLC 7.39% 11/3/2028 (c)	10,000,000	10,628,522
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	8,219,000	8,335,235
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	14,500,000	14,707,124
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	10,700,000	11,110,533
NatWest Group PLC 4.892% 5/18/2029 (c)	11,000,000	11,176,401
NatWest Group PLC 5.516% 9/30/2028 (c)	10,000,000	10,245,954
		154,062,542
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	7,800,000	7,981,985
TOTAL FINANCIALS		162,044,527

TOTAL UNITED KINGDOM		183,791,747
UNITED STATES - 23.4%
Communication Services - 0.7%
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	11,150,000	10,985,936
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	5,910,000	5,998,606
Warnermedia Holdings Inc 3.755% 3/15/2027	4,739,000	4,667,915
		21,652,457
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029	5,000,000	4,841,489
TOTAL COMMUNICATION SERVICES		26,493,946

Consumer Discretionary - 1.8%
Automobiles - 1.8%
General Motors Financial Co Inc 1.25% 1/8/2026	15,696,000	15,515,114
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,023,502
General Motors Financial Co Inc 5.4% 5/8/2027	10,000,000	10,167,331
General Motors Financial Co Inc 5.8% 1/7/2029	5,000,000	5,191,631
General Motors Financial Co Inc 6% 1/9/2028	8,300,000	8,597,366
Hyundai Capital America 2.375% 10/15/2027 (b)	9,200,000	8,829,702
Hyundai Capital America 4.875% 6/23/2027 (b)	11,740,000	11,840,215
Hyundai Capital America 5.45% 6/24/2026 (b)	7,134,000	7,188,521
		72,353,382
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 4.625% 11/1/2027	8,000,000	8,056,451
Mars Inc 4.6% 3/1/2028 (b)	8,700,000	8,808,364
		16,864,815
Food Products - 0.1%
Conagra Brands Inc 5.3% 10/1/2026	6,000,000	6,055,534
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	12,750,000	12,778,472
TOTAL CONSUMER STAPLES		35,698,821

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
DCP Midstream Operating LP 5.625% 7/15/2027	12,491,000	12,752,489
Diamondback Energy Inc 5.2% 4/18/2027	10,978,000	11,142,854
Energy Transfer LP 6% 2/1/2029 (b)	10,000,000	10,141,888
EQT Corp 3.9% 10/1/2027	11,938,000	11,824,818
MPLX LP 4.25% 12/1/2027	8,000,000	7,999,244
Occidental Petroleum Corp 5% 8/1/2027	7,202,000	7,273,141
ONEOK Inc 4.25% 9/24/2027	1,010,000	1,010,911
		62,145,345
Financials - 15.2%
Banks - 8.0%
Bank of America Corp 1.197% 10/24/2026 (c)	16,500,000	16,422,796
Bank of America Corp 3.559% 4/23/2027 (c)	11,000,000	10,945,220
Bank of America Corp 4.623% 5/9/2029 (c)	13,000,000	13,146,640
Bank of America Corp 4.979% 1/24/2029 (c)	12,000,000	12,213,593
Bank of America Corp 5.819% 9/15/2029 (c)	16,000,000	16,724,890
Citigroup Inc 3.52% 10/27/2028 (c)	10,000,000	9,848,860
Citigroup Inc 3.887% 1/10/2028 (c)	14,900,000	14,809,892
Citigroup Inc 4.075% 4/23/2029 (c)	11,160,000	11,120,312
Citigroup Inc 4.786% 3/4/2029 (c)	10,100,000	10,232,112
Citigroup Inc 5.61% 9/29/2026 (c)	7,300,000	7,305,210
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	10,200,000	10,749,201
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	11,100,000	11,034,664
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	12,000,000	12,079,894
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	20,000,000	20,512,336
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	14,000,000	14,146,374
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	6,562,000	6,674,426
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	12,550,000	12,607,094
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	3,461,000	3,514,162
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,779,000	3,681,819
Santander Holdings USA Inc 3.244% 10/5/2026	12,350,000	12,194,880
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	6,909,000	6,910,330
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	3,343,000	3,380,658
Truist Financial Corp 4.123% 6/6/2028 (c)	4,000,000	3,999,391
Truist Financial Corp 4.873% 1/26/2029 (c)	13,200,000	13,403,676
Truist Financial Corp 5.9% 10/28/2026 (c)	6,200,000	6,211,832
Truist Financial Corp 7.161% 10/30/2029 (c)	7,500,000	8,140,077
US Bancorp 4.653% 2/1/2029 (c)	10,000,000	10,113,909
US Bancorp 5.727% 10/21/2026 (c)	4,500,000	4,506,811
Wells Fargo & Co 4.808% 7/25/2028 (c)	15,300,000	15,463,474
Wells Fargo & Co 4.97% 4/23/2029 (c)	9,052,000	9,223,751
Wells Fargo & Co 5.707% 4/22/2028 (c)	12,000,000	12,273,332
		323,591,616
Capital Markets - 3.3%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	8,189,000	8,238,634
Athene Global Funding 1.608% 6/29/2026 (b)	4,900,000	4,792,773
Athene Global Funding 4.95% 1/7/2027 (b)	10,566,000	10,655,868
Athene Global Funding 5.339% 1/15/2027 (b)	5,093,000	5,159,606
Athene Global Funding 5.516% 3/25/2027 (b)	12,400,000	12,612,458
Blackstone Private Credit Fund 7.3% 11/27/2028	12,000,000	12,826,419
Equitable America Global Funding 4.65% 6/9/2028 (b)	5,158,000	5,208,444
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	13,500,000	13,361,035
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	12,000,000	12,125,784
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	5,597,000	5,626,023
Intercontinental Exchange Inc 3.625% 9/1/2028	8,500,000	8,385,550
LPL Holdings Inc 4.9% 4/3/2028	3,955,000	4,005,332
Morgan Stanley 4.994% 4/12/2029 (c)	6,701,000	6,825,471
Morgan Stanley 6.296% 10/18/2028 (c)	12,700,000	13,241,753
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,335,000	9,495,129
		132,560,279
Consumer Finance - 1.7%
Ally Financial Inc 4.75% 6/9/2027	4,500,000	4,521,541
Ally Financial Inc 5.737% 5/15/2029 (c)	826,000	848,233
Ally Financial Inc 7.1% 11/15/2027	8,000,000	8,437,093
American Express Co 4.731% 4/25/2029 (c)	9,800,000	9,961,006
Capital One Financial Corp 5.468% 2/1/2029 (c)	8,000,000	8,212,030
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,500,000	6,697,663
Ford Motor Credit Co LLC 5.8% 3/5/2027	8,000,000	8,061,940
Ford Motor Credit Co LLC 5.85% 5/17/2027	12,000,000	12,119,871
Ford Motor Credit Co LLC 6.95% 6/10/2026	10,070,000	10,201,442
		69,060,819
Financial Services - 0.9%
Corebridge Financial Inc 3.85% 4/5/2029	12,000,000	11,828,516
Corebridge Global Funding 4.65% 8/20/2027 (b)	3,556,000	3,590,192
Corebridge Global Funding 4.9% 1/7/2028 (b)	5,198,000	5,290,948
Equitable Holdings Inc 4.35% 4/20/2028	8,000,000	8,030,714
Western Union Co/The 1.35% 3/15/2026	8,000,000	7,864,934
		36,605,304
Insurance - 1.3%
Arthur J Gallagher & Co 4.6% 12/15/2027	7,040,000	7,102,786
Brown & Brown Inc 4.6% 12/23/2026	4,340,000	4,360,346
Brown & Brown Inc 4.7% 6/23/2028	2,418,000	2,441,161
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	6,775,000	6,814,193
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,070,000	10,142,424
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,794,000	6,939,489
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	3,503,000	3,493,105
RGA Global Funding 4.35% 8/25/2028 (b)	12,180,000	12,213,810
		53,507,314
TOTAL FINANCIALS		615,325,332

Health Care - 1.1%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	3,570,000	3,298,095
CVS Health Corp 4.3% 3/25/2028	5,000,000	4,997,633
HCA Inc 5% 3/1/2028	5,201,000	5,295,122
HCA Inc 5.625% 9/1/2028	10,000,000	10,313,223
HCA Inc 5.875% 2/15/2026	6,500,000	6,505,359
Icon Investments Six DAC 5.809% 5/8/2027	9,924,000	10,130,144
		40,539,576
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	4,822,000	4,793,907
TOTAL HEALTH CARE		45,333,483

Industrials - 0.3%
Aerospace & Defense - 0.3%
Boeing Co 2.196% 2/4/2026	4,000,000	3,961,663
Boeing Co 2.75% 2/1/2026	2,400,000	2,381,595
Boeing Co 5.04% 5/1/2027	5,000,000	5,046,583
Boeing Co 6.259% 5/1/2027	893,000	918,912
		12,308,753
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	11,160,000	11,317,683
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2029	10,000,000	10,282,781
Software - 0.2%
Roper Technologies Inc 4.25% 9/15/2028	9,344,000	9,379,746
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	4,782,000	4,804,668
TOTAL INFORMATION TECHNOLOGY		35,784,878

Materials - 0.1%
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	3,360,000	3,377,120
Amrize Finance US LLC 4.7% 4/7/2028 (b)	2,425,000	2,455,028
		5,832,148
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	625,000	631,794
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	1,459,000	1,457,060
American Tower Corp 5.5% 3/15/2028	5,000,000	5,152,131
Crown Castle Inc 4% 3/1/2027	2,500,000	2,486,744
		9,095,935
TOTAL REAL ESTATE		9,727,729

Utilities - 0.7%
Electric Utilities - 0.5%
Eversource Energy 5.45% 3/1/2028	5,000,000	5,142,417
FirstEnergy Corp 1.6% 1/15/2026	365,000	360,676
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,545,000	2,554,243
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	5,745,000	5,799,294
Pinnacle West Capital Corp 4.9% 5/15/2028	2,049,000	2,079,609
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	2,951,000	2,972,731
		18,908,970
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	8,000,000	8,187,440
TOTAL UTILITIES		27,096,410

TOTAL UNITED STATES		948,100,227
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,515,017,692)		1,536,481,092

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	181,804	182,307
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	96,990	97,198
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	255,566	256,114
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,673,115	1,642,715
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	354,541	365,001
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	53	56
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 6/1/2027	430	439
Freddie Mac Gold Pool 8.5% 7/1/2027	1	1
Freddie Mac Gold Pool 8.5% 7/1/2028	50	51
Freddie Mac Gold Pool 8.5% 8/1/2026	65	66
Freddie Mac Gold Pool 8.5% 8/1/2027	918	939
Freddie Mac Gold Pool 8.5% 8/1/2027	106	108
Ginnie Mae I Pool 7% 1/15/2028	335	338
Ginnie Mae I Pool 7% 1/15/2028	89	90
Ginnie Mae I Pool 7% 1/15/2029	688	698
Ginnie Mae I Pool 7% 1/15/2029	139	141
Ginnie Mae I Pool 7% 1/15/2031	193	198
Ginnie Mae I Pool 7% 1/15/2032	135	138
Ginnie Mae I Pool 7% 10/15/2028	493	502
Ginnie Mae I Pool 7% 10/15/2028	330	335
Ginnie Mae I Pool 7% 10/15/2028	53	54
Ginnie Mae I Pool 7% 11/15/2027	73	74
Ginnie Mae I Pool 7% 11/15/2028	940	955
Ginnie Mae I Pool 7% 11/15/2028	194	197
Ginnie Mae I Pool 7% 12/15/2028	140	142
Ginnie Mae I Pool 7% 12/15/2028	100	102
Ginnie Mae I Pool 7% 12/15/2029	101	103
Ginnie Mae I Pool 7% 2/15/2028	31	31
Ginnie Mae I Pool 7% 2/15/2030	1,048	1,077
Ginnie Mae I Pool 7% 2/15/2031	118	121
Ginnie Mae I Pool 7% 2/15/2032	155	160
Ginnie Mae I Pool 7% 3/15/2028	7	7
Ginnie Mae I Pool 7% 3/15/2031	260	268
Ginnie Mae I Pool 7% 3/15/2031	108	112
Ginnie Mae I Pool 7% 3/15/2032	586	603
Ginnie Mae I Pool 7% 3/15/2032	294	304
Ginnie Mae I Pool 7% 4/15/2028	1,665	1,679
Ginnie Mae I Pool 7% 4/15/2028	133	134
Ginnie Mae I Pool 7% 4/15/2028	92	93
Ginnie Mae I Pool 7% 4/15/2029	396	403
Ginnie Mae I Pool 7% 4/15/2029	36	37
Ginnie Mae I Pool 7% 4/15/2032	487	502
Ginnie Mae I Pool 7% 4/15/2032	299	309
Ginnie Mae I Pool 7% 5/15/2029	309	314
Ginnie Mae I Pool 7% 5/15/2031	1,659	1,715
Ginnie Mae I Pool 7% 5/15/2032	376	388
Ginnie Mae I Pool 7% 6/15/2028	245	248
Ginnie Mae I Pool 7% 6/15/2028	149	151
Ginnie Mae I Pool 7% 6/15/2029	31	31
Ginnie Mae I Pool 7% 6/15/2032	1,076	1,112
Ginnie Mae I Pool 7% 6/15/2032	390	405
Ginnie Mae I Pool 7% 7/15/2028	1,750	1,774
Ginnie Mae I Pool 7% 7/15/2028	348	354
Ginnie Mae I Pool 7% 7/15/2028	121	123
Ginnie Mae I Pool 7% 7/15/2029	415	424
Ginnie Mae I Pool 7% 7/15/2029	131	134
Ginnie Mae I Pool 7% 7/15/2031	1,163	1,198
Ginnie Mae I Pool 7% 7/15/2031	285	291
Ginnie Mae I Pool 7% 8/15/2028	1,374	1,398
Ginnie Mae I Pool 7% 8/15/2028	502	510
Ginnie Mae I Pool 7% 8/15/2028	108	109
Ginnie Mae I Pool 7% 8/15/2032	7,989	8,242
Ginnie Mae I Pool 7% 8/15/2032	528	549
Ginnie Mae I Pool 7% 8/15/2032	122	127
Ginnie Mae I Pool 7% 9/15/2028	801	813
Ginnie Mae I Pool 7% 9/15/2028	159	161
Ginnie Mae I Pool 7% 9/15/2028	3	3
TOTAL UNITED STATES		2,575,480
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,834,995)		2,575,480

U.S. Treasury Obligations - 41.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.625% 8/15/2028	3.58	104,930,000	105,069,360
US Treasury Notes 3.875% 3/15/2028	3.69 to 3.88	400,431,900	403,278,723
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	338,160,300	341,166,579
US Treasury Notes 4.125% 10/31/2027 (h)	3.57 to 4.13	367,577,200	371,410,916
US Treasury Notes 4.125% 7/31/2028	3.88	144,910,500	147,038,873
US Treasury Notes 4.25% 3/15/2027	4.40 to 4.69	93,469,100	94,202,978
US Treasury Notes 4.375% 12/15/2026	4.03 to 4.45	120,000,000	120,881,250
US Treasury Notes 4.625% 6/15/2027	4.07 to 4.53	81,490,700	82,824,473
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,653,852,358)			1,665,873,152

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $39,103,643)	4.36	39,095,823	39,103,643

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,016,645,058)	4,053,623,289
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,892,505
NET ASSETS - 100.0%	4,058,515,794

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,854	12/31/2025	386,718,328	654,111	654,111

The notional amount of futures purchased as a percentage of Net Assets is 9.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,305,475 or 24.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,100,684.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,981,739	1,755,014,204	1,740,892,300	2,926,169	-	-	39,103,643	39,095,823	0.1%
Fidelity Securities Lending Cash Central Fund	-	158,559,227	158,559,227	565	-	-	-	-	0.0%
Total	24,981,739	1,913,573,431	1,899,451,527	2,926,734	-	-	39,103,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	689,954,805	-	689,954,805	-

Collateralized Mortgage Obligations	20,107,294	-	20,107,294	-

Commercial Mortgage Securities	99,527,823	-	97,864,295	1,663,528

Non-Convertible Corporate Bonds
Communication Services	27,647,690	-	27,647,690	-
Consumer Discretionary	95,643,966	-	95,643,966	-
Consumer Staples	62,669,418	-	62,669,418	-
Energy	90,880,038	-	90,880,038	-
Financials	1,028,615,022	-	1,028,615,022	-
Health Care	70,943,064	-	70,943,064	-
Industrials	51,852,081	-	51,852,081	-
Information Technology	38,484,563	-	38,484,563	-
Materials	22,589,385	-	22,589,385	-
Real Estate	9,727,729	-	9,727,729	-
Utilities	37,428,136	-	37,428,136	-

U.S. Government Agency - Mortgage Securities	2,575,480	-	2,575,480	-

U.S. Treasury Obligations	1,665,873,152	-	1,665,873,152	-

Money Market Funds	39,103,643	39,103,643	-	-
Total Investments in Securities:	4,053,623,289	39,103,643	4,012,856,118	1,663,528
Derivative Instruments:

Assets
Futures Contracts	654,111	654,111	-	-
Total Assets	654,111	654,111	-	-
Total Derivative Instruments:	654,111	654,111	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	654,111	-
Total Interest Rate Risk	654,111	-
Total Value of Derivatives	654,111	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,977,541,415)	$4,014,519,646
Fidelity Central Funds (cost $39,103,643)	39,103,643

Total Investment in Securities (cost $4,016,645,058)		$4,053,623,289
Cash		13
Receivable for investments sold		83,784,405
Receivable for fund shares sold		4,959,380
Interest receivable		42,535,653
Distributions receivable from Fidelity Central Funds		110,096
Receivable for daily variation margin on futures contracts		132,307
Prepaid expenses		5,148
Total assets		4,185,150,291
Liabilities
Payable for investments purchased	$120,465,459
Payable for fund shares redeemed	3,290,338
Distributions payable	1,979,840
Accrued management fee	679,177
Other payables and accrued expenses	219,683
Total liabilities		126,634,497
Net Assets		$4,058,515,794
Net Assets consist of:
Paid in capital		$4,043,753,750
Total accumulated earnings (loss)		14,762,044
Net Assets		$4,058,515,794
Net Asset Value, offering price and redemption price per share ($4,058,515,794 ÷ 414,693,808 shares)		$9.79
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$194,080,928
Income from Fidelity Central Funds (including $565 from security lending)		2,926,734
Total income		197,007,662
Expenses
Management fee	$8,331,672
Custodian fees and expenses	43,043
Independent trustees' fees and expenses	10,397
Registration fees	315,497
Audit fees	102,364
Legal	3,580
Miscellaneous	15,049
Total expenses before reductions	8,821,602
Expense reductions	(16,277)
Total expenses after reductions		8,805,325
Net Investment income (loss)		188,202,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,808,313
Futures contracts	(5,046,294)
Total net realized gain (loss)		10,762,019
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	521,459
Futures contracts	1,206,058
Total change in net unrealized appreciation (depreciation)		1,727,517
Net gain (loss)		12,489,536
Net increase (decrease) in net assets resulting from operations		$200,691,873
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$188,202,337	$155,215,779
Net realized gain (loss)	10,762,019	(9,620,046)
Change in net unrealized appreciation (depreciation)	1,727,517	85,321,841
Net increase (decrease) in net assets resulting from operations	200,691,873	230,917,574
Distributions to shareholders	(181,780,971)	(145,377,860)

Share transactions
Proceeds from sales of shares	2,661,787,059	1,998,697,925
Reinvestment of distributions	168,318,955	141,473,808
Cost of shares redeemed	(2,848,804,914)	(1,369,696,619)

Net increase (decrease) in net assets resulting from share transactions	(18,698,900)	770,475,114
Total increase (decrease) in net assets	212,002	856,014,828

Net Assets
Beginning of period	4,058,303,792	3,202,288,964
End of period	$4,058,515,794	$4,058,303,792

Other Information
Shares
Sold	273,555,538	208,032,833
Issued in reinvestment of distributions	17,290,603	14,721,830
Redeemed	(292,627,398)	(142,724,754)
Net increase (decrease)	(1,781,257)	80,029,909

Financial Highlights
Fidelity® SAI Short-Term Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.52	$9.55	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.440	.423	.312	.075	.047
Net realized and unrealized gain (loss)	.034	.193	(.105)	(.475)	.007
Total from investment operations	.474	.616	.207	(.400)	.054
Distributions from net investment income	(.424)	(.396)	(.237)	(.056)	(.044)
Distributions from net realized gain	-	-	-	(.004)	-
Total distributions	(.424)	(.396)	(.237)	(.060)	(.044)
Net asset value, end of period	$9.79	$9.74	$9.52	$9.55	$10.01
Total Return D,E	4.98%	6.60%	2.20%	(4.01)%	.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.21%	.26%	.31%	.34% H
Expenses net of fee waivers, if any	.21%	.21%	.26%	.30%	.34% H
Expenses net of all reductions, if any	.21%	.21%	.26%	.30%	.34% H
Net investment income (loss)	4.52%	4.41%	3.30%	.77%	.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,058,516	$4,058,304	$3,202,289	$1,843,086	$1,845,225
Portfolio turnover rate I	87%	59%	55%	74%	70% J,K

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,103,332
Gross unrealized depreciation	(1,943,885)
Net unrealized appreciation (depreciation)	$48,159,447
Tax Cost	$4,005,463,842

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,439,662
Capital loss carryforward	$(45,837,065)
Net unrealized appreciation (depreciation) on securities and other investments	$48,159,447

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,112,498)
Long-term	(30,724,567)
Total capital loss carryforward	$(45,837,065)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$181,780,971	$ 145,377,860

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Short-Term Bond Fund	467,254,466

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	1,241,163,977	1,649,657,324
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Short-Term Bond Fund	5,855
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Short-Term Bond Fund	61	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,277.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Short-Term Bond Fund	14%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Short-Term Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2025 and for the period September 15, 2020 (commencement of operations) through August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the four years in the period ended August 31, 2025 and for the period September 15, 2020 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 31.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $181,780,971 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900845.104
SST-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025